Nationwide Destination 2025 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 89 .9%
Shares Value ($)
Alternative Assets 5.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 888,612 8,859,460
Total Alternative Assets
(cost $8,547,034) 8,859,460
Equity Funds 34.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,245,868 27,175,007
Nationwide International Index
Fund, Class R6(a) 1,547,307 14,312,586
Nationwide Mid Cap Market
Index Fund, Class R6(a) 165,697 2,989,169
Nationwide Small Cap Index
Fund, Class R6(a) 16,810 216,348
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 801,553 10,067,509
Total Equity Funds
(cost $46,879,211) 54,760,619
Fixed Income Funds 49.9%
Nationwide Bond Portfolio, Class
R6(a) 7,992,799 69,217,639
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,125,389 10,162,266
Total Fixed Income Funds
(cost $85,914,301) 79,379,905
Total Investment Companies
(cost $141,340,546) 142,999,984
Exchange Traded Funds 2 .5%
Shares Value ($)
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 45,519 2,455,295
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 16,656 1,579,155
Total Exchange Traded Funds
(cost $4,024,457) 4,034,450
Short-Term Investment 7 .6%
Money Market Fund 7 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 12,113,084 12,113,084
Total Short-Term Investment
(cost $12,113,084)
12,113,084
Total Investments
(cost $157,478,087) — 100.0% 159,147,518
Other assets in excess of liabilities — 0.0%
†
11,631
NET ASSETS — 100.0% $ 159,159,149
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2024.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2025 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,034,450 $ – $ – $ 4,034,450
Investment Companies 142,999,984 – – 142,999,984
Short-Term Investment 12,113,084 – – 12,113,084
Total $ 159,147,518 $ – $ – $ 159,147,518
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 92 .4%
Shares Value ($)
Alternative Assets 4.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 849,631 8,470,817
Total Alternative Assets
(cost $8,321,238) 8,470,817
Equity Funds 51.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,288,462 51,890,396
Nationwide International Index
Fund, Class R6(a) 3,045,092 28,167,100
Nationwide Mid Cap Market
Index Fund, Class R6(a) 359,676 6,488,550
Nationwide Small Cap Index
Fund, Class R6(a) 231,998 2,985,808
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,561,755 19,615,643
Total Equity Funds
(cost $93,553,187) 109,147,497
Fixed Income Funds 37.3%
Nationwide Bond Portfolio, Class
R6(a) 8,485,340 73,483,046
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 680,711 6,146,819
Total Fixed Income Funds
(cost $85,530,194) 79,629,865
Total Investment Companies
(cost $187,404,619) 197,248,179
Exchange Traded Funds 3 .3%
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF(b) 100,034 5,395,834
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF 18,159 1,721,655
Total Exchange Traded Funds
(cost $6,793,560) 7,117,489
Short-Term Investment 4 .3%
Shares Value ($)
Money Market Fund 4 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (c) 9,216,110 9,216,110
Total Short-Term Investment
(cost $9,216,110)
9,216,110
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$151,223, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $154,247.(d) 151,200 151,200
Total Repurchase Agreement
(cost $151,200) 151,200
Total Investments
(cost $203,565,489) — 100.1% 213,732,978
Liabilities in excess of other assets — (0.1)% (191,329)
NET ASSETS — 100.0% $ 213,541,649
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $151,032, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$151,200.
(c) Represents 7-day effective yield as of July 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $151,200.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2030 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,117,489 $ – $ – $ 7,117,489
Investment Companies 197,248,179 – – 197,248,179
Repurchase Agreement – 151,200 – 151,200
Short-Term Investment 9,216,110 – – 9,216,110
Total $ 213,581,778 $ 151,200 $ – $ 213,732,978
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 93 .8%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 586,423 5,846,633
Total Alternative Assets
(cost $5,789,325) 5,846,633
Equity Funds 62.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,832,574 58,474,143
Nationwide International Index
Fund, Class R6(a) 3,446,494 31,880,070
Nationwide Mid Cap Market
Index Fund, Class R6(a) 497,075 8,967,236
Nationwide Small Cap Index
Fund, Class R6(a) 424,793 5,467,090
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,802,698 22,641,889
Total Equity Funds
(cost $109,695,927) 127,430,428
Fixed Income Funds 28.6%
Nationwide Bond Portfolio, Class
R6(a) 6,489,018 56,194,897
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 270,691 2,444,340
Total Fixed Income Funds
(cost $61,930,481) 58,639,237
Total Investment Companies
(cost $177,415,733) 191,916,298
Exchange Traded Funds 4 .0%
Shares Value ($)
Equity Fund 3.4%
iShares Core MSCI Emerging
Markets ETF 128,820 6,948,551
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 13,459 1,276,048
Total Exchange Traded Funds
(cost $7,807,911) 8,224,599
Short-Term Investment 2 .2%
Money Market Fund 2 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (b) 4,568,831 4,568,831
Total Short-Term Investment
(cost $4,568,831)
4,568,831
Total Investments
(cost $189,792,475) — 100.0% 204,709,728
Liabilities in excess of other assets — 0.0%
†
(52,799)
NET ASSETS — 100.0% $ 204,656,929
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2024.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2035 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,224,599 $ – $ – $ 8,224,599
Investment Companies 191,916,298 – – 191,916,298
Short-Term Investment 4,568,831 – – 4,568,831
Total $ 204,709,728 $ – $ – $ 204,709,728
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 94 .4%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 370,869 3,697,565
Total Alternative Assets
(cost $3,609,686) 3,697,565
Equity Funds 72.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,276,655 63,847,526
Nationwide International Index
Fund, Class R6(a) 3,727,686 34,481,099
Nationwide Mid Cap Market
Index Fund, Class R6(a) 591,400 10,668,856
Nationwide Small Cap Index
Fund, Class R6(a) 419,262 5,395,897
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,932,825 24,276,284
Total Equity Funds
(cost $120,196,703) 138,669,662
Fixed Income Funds 19.7%
Nationwide Bond Portfolio, Class
R6(a) 4,244,836 36,760,279
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 78,118 705,404
Total Fixed Income Funds
(cost $39,167,502) 37,465,683
Total Investment Companies
(cost $162,973,891) 179,832,910
Exchange Traded Funds 4 .6%
Shares Value ($)
Equity Fund 4.1%
iShares Core MSCI Emerging
Markets ETF 144,554 7,797,243
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 10,381 984,222
Total Exchange Traded Funds
(cost $8,205,483) 8,781,465
Short-Term Investment 1 .0%
Money Market Fund 1 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 1,987,931 1,987,931
Total Short-Term Investment
(cost $1,987,931)
1,987,931
Total Investments
(cost $173,167,305) — 100.0% 190,602,306
Liabilities in excess of other assets — 0.0%
†
(45,154)
NET ASSETS — 100.0% $ 190,557,152
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2024.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2040 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,781,465 $ – $ – $ 8,781,465
Investment Companies 179,832,910 – – 179,832,910
Short-Term Investment 1,987,931 – – 1,987,931
Total $ 190,602,306 $ – $ – $ 190,602,306
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 94 .6%
Shares Value ($)
Alternative Assets 0.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 159,769 1,592,902
Total Alternative Assets
(cost $1,566,059) 1,592,902
Equity Funds 79.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,999,196 60,490,271
Nationwide International Index
Fund, Class R6(a) 3,703,198 34,254,586
Nationwide Mid Cap Market
Index Fund, Class R6(a) 598,762 10,801,673
Nationwide Small Cap Index
Fund, Class R6(a) 379,180 4,880,050
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,880,516 23,619,283
Total Equity Funds
(cost $115,909,796) 134,045,863
Fixed Income Fund 14.5%
Nationwide Bond Portfolio, Class
R6(a) 2,834,755 24,548,975
Total Fixed Income Funds
(cost $25,656,288) 24,548,975
Total Investment Companies
(cost $143,132,143) 160,187,740
Exchange Traded Funds 4 .9%
Shares Value ($)
Equity Fund 4.4%
iShares Core MSCI Emerging
Markets ETF 137,578 7,420,957
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 9,644 914,348
Total Exchange Traded Funds
(cost $7,806,354) 8,335,305
Short-Term Investment 0 .5%
Money Market Fund 0 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 784,698 784,698
Total Short-Term Investment
(cost $784,698)
784,698
Total Investments
(cost $151,723,195) — 100.0% 169,307,743
Liabilities in excess of other assets — 0.0%
†
(78,194)
NET ASSETS — 100.0% $ 169,229,549
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2024.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2045 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,335,305 $ – $ – $ 8,335,305
Investment Companies 160,187,740 – – 160,187,740
Short-Term Investment 784,698 – – 784,698
Total $ 169,307,743 $ – $ – $ 169,307,743
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 94 .8%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 39,123 390,061
Total Alternative Assets
(cost $378,689) 390,061
Equity Funds 82.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,282,845 63,922,425
Nationwide International Index
Fund, Class R6(a) 3,737,870 34,575,297
Nationwide Mid Cap Market
Index Fund, Class R6(a) 659,691 11,900,822
Nationwide Small Cap Index
Fund, Class R6(a) 396,946 5,108,694
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,982,120 24,895,431
Total Equity Funds
(cost $122,429,267) 140,402,669
Fixed Income Fund 12.1%
Nationwide Bond Portfolio, Class
R6(a) 2,382,628 20,633,559
Total Fixed Income Funds
(cost $21,271,445) 20,633,559
Total Investment Companies
(cost $144,079,401) 161,426,289
Exchange Traded Funds 5 .2%
Shares Value ($)
Equity Fund 4.6%
iShares Core MSCI Emerging
Markets ETF 144,995 7,821,031
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 10,352 981,473
Total Exchange Traded Funds
(cost $8,111,198) 8,802,504
Total Investments
(cost $152,190,599) — 100.0% 170,228,793
Liabilities in excess of other assets — 0.0%
†
(54,929)
NET ASSETS — 100.0% $ 170,173,864
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2050 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,802,504 $ – $ – $ 8,802,504
Investment Companies 161,426,289 – – 161,426,289
Total $ 170,228,793 $ – $ – $ 170,228,793
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2055 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 19
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 84.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,556,987 43,039,541
Nationwide International Index
Fund, Class R6(a) 2,672,018 24,716,166
Nationwide Mid Cap Market
Index Fund, Class R6(a) 466,927 8,423,362
Nationwide Small Cap Index
Fund, Class R6(a) 273,110 3,514,927
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,354,841 17,016,807
Total Equity Funds
(cost $84,647,508) 96,710,803
Fixed Income Fund 10.2%
Nationwide Bond Portfolio, Class
R6(a) 1,345,253 11,649,887
Total Fixed Income Funds
(cost $11,904,930) 11,649,887
Total Investment Companies
(cost $96,552,438) 108,360,690
Exchange Traded Funds 5 .3%
Shares Value ($)
Equity Fund 4.7%
iShares Core MSCI Emerging
Markets ETF 99,862 5,386,556
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 7,051 668,506
Total Exchange Traded Funds
(cost $5,549,463) 6,055,062
Total Investments
(cost $102,101,901) — 100.0% 114,415,752
Liabilities in excess of other assets — 0.0%
†
(22,445)
NET ASSETS — 100.0% $ 114,393,307
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

20 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2055 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2055 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,055,062 $ – $ – $ 6,055,062
Investment Companies 108,360,690 – – 108,360,690
Total $ 114,415,752 $ – $ – $ 114,415,752
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 85.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,708,350 20,671,039
Nationwide International Index
Fund, Class R6(a) 1,274,497 11,789,100
Nationwide Mid Cap Market
Index Fund, Class R6(a) 234,685 4,233,719
Nationwide Small Cap Index
Fund, Class R6(a) 134,265 1,727,996
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 658,714 8,273,445
Total Equity Funds
(cost $41,051,522) 46,695,299
Fixed Income Fund 9.2%
Nationwide Bond Portfolio, Class
R6(a) 578,097 5,006,320
Total Fixed Income Funds
(cost $5,009,165) 5,006,320
Total Investment Companies
(cost $46,060,687) 51,701,619
Exchange Traded Funds 5 .3%
Shares Value ($)
Equity Fund 4.8%
iShares Core MSCI Emerging
Markets ETF 48,761 2,630,168
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 2,733 259,116
Total Exchange Traded Funds
(cost $2,596,482) 2,889,284
Total Investments
(cost $48,657,169) — 100.0% 54,590,903
Liabilities in excess of other assets — 0.0%
†
(11,886)
NET ASSETS — 100.0% $ 54,579,017
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2060 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,889,284 $ – $ – $ 2,889,284
Investment Companies 51,701,619 – – 51,701,619
Total $ 54,590,903 $ – $ – $ 54,590,903
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2065 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 25
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 86.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 283,552 3,430,981
Nationwide International Index
Fund, Class R6(a) 212,599 1,966,543
Nationwide Mid Cap Market
Index Fund, Class R6(a) 40,206 725,310
Nationwide Small Cap Index
Fund, Class R6(a) 23,018 296,242
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 108,614 1,364,188
Total Equity Funds
(cost $7,008,350) 7,783,264
Fixed Income Fund 8.4%
Nationwide Bond Portfolio, Class
R6(a) 87,813 760,465
Total Fixed Income Funds
(cost $745,168) 760,465
Total Investment Companies
(cost $7,753,518) 8,543,729
Exchange Traded Funds 5 .2%
Shares Value ($)
Equity Fund 4.9%
iShares Core MSCI Emerging
Markets ETF 8,132 438,640
Fixed Income Fund 0.3%
iShares 20+ Year Treasury Bond
ETF 334 31,667
Total Exchange Traded Funds
(cost $424,073) 470,307
Total Investments
(cost $8,177,591) — 100.0% 9,014,036
Liabilities in excess of other assets — 0.0%
†
(1,350)
NET ASSETS — 100.0% $ 9,012,686
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

26 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination 2065 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2065 Fund - July 31, 2024 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 470,307 $ – $ – $ 470,307
Investment Companies 8,543,729 – – 8,543,729
Total $ 9,014,036 $ – $ – $ 9,014,036
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 89 .4%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 588,482 5,867,168
Total Alternative Assets
(cost $5,317,466) 5,867,168
Equity Funds 32.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,351,620 16,354,599
Nationwide International Index
Fund, Class R6(a) 934,101 8,640,438
Nationwide Mid Cap Market
Index Fund, Class R6(a) 101,212 1,825,861
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 479,008 6,016,340
Total Equity Funds
(cost $28,211,221) 32,837,238
Fixed Income Funds 51.0%
Nationwide Bond Portfolio, Class
R6(a) 5,149,025 44,590,560
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 761,421 6,875,630
Total Fixed Income Funds
(cost $56,231,147) 51,466,190
Total Investment Companies
(cost $89,759,834) 90,170,596
Exchange Traded Funds 2 .5%
Shares Value ($)
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 28,303 1,526,664
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 10,794 1,023,379
Total Exchange Traded Funds
(cost $2,561,086) 2,550,043
Short-Term Investment 8 .1%
Money Market Fund 8 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 8,125,519 8,125,519
Total Short-Term Investment
(cost $8,125,519)
8,125,519
Total Investments
(cost $100,446,439) — 100.0% 100,846,158
Liabilities in excess of other assets — 0.0%
†
(7,974)
NET ASSETS — 100.0% $ 100,838,184
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2024.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - July 31, 2024 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Destination Retirement Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,550,043 $ – $ – $ 2,550,043
Investment Companies 90,170,596 – – 90,170,596
Short-Term Investment 8,125,519 – – 8,125,519
Total $ 100,846,158 $ – $ – $ 100,846,158
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 92 .1%
Shares Value ($)
Equity Funds 88.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 21,513,212 260,309,861
Nationwide GQG US Quality
Equity Fund, Class R6(a) 803,898 13,240,199
Nationwide International Index
Fund, Class R6(a) 11,560,348 106,933,221
Nationwide International Small
Cap Fund, Class R6(a) 2,357,785 24,803,902
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,456,715 80,399,134
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,555,596 107,458,287
Total Equity Funds
(cost $505,996,973) 593,144,604
Fixed Income Funds 4.0%
Nationwide Bond Portfolio, Class
R6(a) 2,354,634 20,391,131
Nationwide Loomis Core Bond
Fund, Class R6(a) 710,888 6,767,652
Total Fixed Income Funds
(cost $27,469,351) 27,158,783
Total Investment Companies
(cost $533,466,324) 620,303,387
Exchange Traded Funds 7 .9%
Shares Value ($)
Equity Funds 6.9%
iShares Core MSCI Emerging
Markets ETF 598,932 32,306,392
iShares Core S&P Small-Cap
ETF 117,499 13,904,832
Total Equity Funds
(cost $43,061,168) 46,211,224
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury
Bond ETF 70,633 6,785,712
Total Fixed Income Funds
(cost  $6,690,495) 6,785,712
Total Exchange Traded Funds
(cost $49,751,663) 52,996,936
Total Investments
(cost $583,217,987) — 100.0% 673,300,323
Liabilities in excess of other assets — 0.0%
†
(248,355)
NET ASSETS — 100.0% $ 673,051,968
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 52,996,936 $ – $ – $ 52,996,936
Investment Companies 620,303,387 – – 620,303,387
Total $ 673,300,323 $ – $ – $ 673,300,323
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 79 .9%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 448,209 4,468,646
Total Alternative Assets
(cost $4,198,125) 4,468,646
Equity Funds 18.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,500,019 30,250,230
Nationwide International Index
Fund, Class R6(a) 867,932 8,028,371
Nationwide International Small
Cap Fund, Class R6(a) 61,789 650,016
Nationwide Mid Cap Market
Index Fund, Class R6(a) 307,402 5,545,539
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 997,076 12,523,279
Total Equity Funds
(cost $47,692,342) 56,997,435
Fixed Income Funds 59.5%
Nationwide Bond Portfolio, Class
R6(a) 12,011,581 104,020,294
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,666,902 15,052,126
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,188,770 30,357,090
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,049,517 30,281,705
Total Fixed Income Funds
(cost $188,652,157) 179,711,215
Total Investment Companies
(cost $240,542,624) 241,177,296
Exchange Traded Funds 15 .2%
Equity Funds 1.1%
iShares Core MSCI Emerging
Markets ETF 45,626 2,461,067
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 6,421 759,861
Total Equity Funds
(cost $2,615,106) 3,220,928
Fixed Income Funds 14.1%
iShares 20+ Year Treasury Bond
ETF 193,345 18,331,039
iShares 7-10 Year Treasury
Bond ETF 157,594 15,140,056
iShares U.S. Treasury Bond
ETF(b) 391,463 9,007,564
Total Fixed Income Funds
(cost $49,549,097) 42,478,659
Total Exchange Traded Funds
(cost $52,164,203) 45,699,587
Short-Term Investment 4 .9%
Money Market Fund 4 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (c) 14,792,230 14,792,230
Total Short-Term Investment
(cost $14,792,230)
14,792,230
Total Investments
(cost $307,499,057) — 100.0% 301,669,113
Other assets in excess of liabilities — 0.0%
†
98,524
NET ASSETS — 100.0% $ 301,767,637
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $828,773, which was collateralized by $851,315
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% – 4.75%, and maturity dates
ranging from 8/15/2024 – 11/15/2053.
(c) Represents 7-day effective yield as of July 31, 2024.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - July 31, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 45,699,587 $ – $ – $ 45,699,587
Investment Companies 241,177,296 – – 241,177,296
Short-Term Investment 14,792,230 – – 14,792,230
Total $ 301,669,113 $ – $ – $ 301,669,113
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - July 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 84 .6%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 528,853 5,272,660
Total Alternative Assets
(cost $4,930,434) 5,272,660
Equity Funds 55.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 15,818,409 191,402,749
Nationwide GQG US Quality
Equity Fund, Class R6(a) 397,354 6,544,426
Nationwide International Index
Fund, Class R6(a) 7,360,292 68,082,703
Nationwide International Small
Cap Fund, Class R6(a) 942,459 9,914,672
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,855,881 33,480,094
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,113,590 76,786,695
Total Equity Funds
(cost $331,286,915) 386,211,339
Fixed Income Funds 28.8%
Nationwide Bond Portfolio, Class
R6(a) 16,007,201 138,622,357
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 778,747 7,032,090
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,711,102 35,329,689
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,128,052 21,131,552
Total Fixed Income Funds
(cost $210,048,903) 202,115,688
Total Investment Companies
(cost $546,266,252) 593,599,687
Exchange Traded Funds 12 .0%
Equity Funds 5.0%
iShares Core MSCI Emerging
Markets ETF 313,887 16,931,065
iShares Core S&P Small-Cap
ETF(b) 151,757 17,958,923
Total Equity Funds
(cost $32,747,370) 34,889,988
Fixed Income Funds 7.0%
iShares 20+ Year Treasury Bond
ETF 186,956 17,725,298
iShares 7-10 Year Treasury Bond
ETF(b) 221,002 21,231,662
iShares U.S. Treasury Bond ETF 460,159 10,588,259
Total Fixed Income Funds
(cost $54,936,332) 49,545,219
Total Exchange Traded Funds
(cost $87,683,702) 84,435,207
Short-Term Investment 3 .5%
Shares Value ($)
Money Market Fund 3 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (c) 24,412,698 24,412,698
Total Short-Term Investment
(cost $24,412,698)
24,412,698
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$8,696,990, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $8,870,932.(d) 8,695,700 8,695,700
Total Repurchase Agreement
(cost $8,695,700) 8,695,700
Total Investments
(cost $667,058,352) — 101.3% 711,143,292
Liabilities in excess of other assets — (1.3)% (9,345,569)
NET ASSETS — 100.0% $ 701,797,723
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $8,561,022, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$8,695,700.
(c) Represents 7-day effective yield as of July 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $8,695,700.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - July 31, 2024 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 84,435,207 $ – $ – $ 84,435,207
Investment Companies 593,599,687 – – 593,599,687
Repurchase Agreement – 8,695,700 – 8,695,700
Short-Term Investment 24,412,698 – – 24,412,698
Total $ 702,447,592 $ 8,695,700 $ – $ 711,143,292
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 93 .1%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 715,636 7,134,895
Total Alternative Assets
(cost $6,622,949) 7,134,895
Equity Funds 73.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 26,611,145 321,994,851
Nationwide GQG US Quality
Equity Fund, Class R6(a) 854,286 14,070,083
Nationwide International Index
Fund, Class R6(a) 13,172,671 121,847,211
Nationwide International Small
Cap Fund, Class R6(a) 2,701,543 28,420,233
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,114,254 74,221,149
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 11,005,503 138,229,120
Total Equity Funds
(cost $600,721,951) 698,782,647
Fixed Income Funds 18.7%
Nationwide Bond Portfolio, Class
R6(a) 18,307,290 158,541,130
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,014,682 19,179,768
Total Fixed Income Funds
(cost $182,304,439) 177,720,898
Total Investment Companies
(cost $789,649,339) 883,638,440
Exchange Traded Funds 6 .9%
Equity Funds 6.4%
iShares Core MSCI Emerging
Markets ETF 774,529 41,778,094
iShares Core S&P Small-Cap
ETF(b) 164,104 19,420,067
Total Equity Funds
(cost $57,417,251) 61,198,161
Fixed Income Fund 0.5%
iShares 7-10 Year Treasury Bond
ETF(b) 50,040 4,807,343
Total Fixed Income Funds
(cost  $4,760,462) 4,807,343
Total Exchange Traded Funds
(cost $62,177,713) 66,005,504
Repurchase Agreements 1 .4%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$8,197,651, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $8,361,606.(c) 8,196,435 8,196,435
ING Financial Services LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,742,
collateralized by U.S.
Government Treasury
Securities, 4.38%, maturing
5/15/2034; total market
value $5,100,001.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $13,196,435) 13,196,435
Total Investments
(cost $865,023,487) — 101.4% 962,840,379
Liabilities in excess of other assets — (1.4)% (13,480,318)
NET ASSETS — 100.0% $ 949,360,061
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $15,728,392, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,196,435 and by $2,798,361 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.75%, and maturity dates ranging from
8/15/2024 – 11/15/2053, a total value of $15,994,796.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $13,196,435.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 66,005,504 $ – $ – $ 66,005,504
Investment Companies 883,638,440 – – 883,638,440
Repurchase Agreements – 13,196,435 – 13,196,435
Total $ 949,643,944 $ 13,196,435 $ – $ 962,840,379
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 81 .7%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 188,827 1,882,608
Total Alternative Assets
(cost $1,781,523) 1,882,608
Equity Funds 37.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,878,445 46,929,183
Nationwide International Index
Fund, Class R6(a) 1,733,422 16,034,154
Nationwide International Small
Cap Fund, Class R6(a) 143,263 1,507,129
Nationwide Mid Cap Market
Index Fund, Class R6(a) 572,966 10,336,300
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,542,822 19,377,848
Total Equity Funds
(cost $79,686,392) 94,184,614
Fixed Income Funds 43.8%
Nationwide Bond Portfolio, Class
R6(a) 8,262,995 71,557,534
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 850,038 7,675,846
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,609,709 15,324,427
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,668,505 16,568,252
Total Fixed Income Funds
(cost $116,377,511) 111,126,059
Total Investment Companies
(cost $197,845,426) 207,193,281
Exchange Traded Funds 14 .3%
Equity Funds 2.9%
iShares Core MSCI Emerging
Markets ETF 76,204 4,110,444
iShares Core S&P Small-Cap
ETF 27,482 3,252,220
Total Equity Funds
(cost $6,564,672) 7,362,664
Fixed Income Funds 11.4%
iShares 20+ Year Treasury Bond
ETF 108,270 10,265,079
iShares 7-10 Year Treasury
Bond ETF 80,129 7,697,993
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond
ETF(b) 474,627 10,921,167
Total Fixed Income Funds
(cost $31,700,959) 28,884,239
Total Exchange Traded Funds
(cost $38,265,631) 36,246,903
Short-Term Investment 4 .0%
Money Market Fund 4 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (c) 10,084,725 10,084,725
Total Short-Term Investment
(cost $10,084,725)
10,084,725
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$16,453, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $16,781.(d) 16,450 16,450
Total Repurchase Agreement
(cost $16,450) 16,450
Total Investments
(cost $246,212,232) — 100.0% 253,541,359
Liabilities in excess of other assets — 0.0%
†
(26,650)
NET ASSETS — 100.0% $ 253,514,709
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $1,606,098, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$16,450 and by $1,633,510 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.75%, and maturity dates ranging from 8/15/2024 –
11/15/2053, a total value of $1,649,960.
(c) Represents 7-day effective yield as of July 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $16,450.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 36,246,903 $ – $ – $ 36,246,903
Investment Companies 207,193,281 – – 207,193,281
Repurchase Agreement – 16,450 – 16,450
Short-Term Investment 10,084,725 – – 10,084,725
Total $ 253,524,909 $ 16,450 $ – $ 253,541,359
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 9.5%
Principal
Amount ($) Value ($)
Airlines 0.5%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 686,803 640,117
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 855,008 864,775
1,504,892
Banks 0.9%
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 994,606
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,517,474
2,512,080
Consumer Finance 0.6%
GM Financial Automobile
Leasing Trust, Series
2024-2, Class A3, 5.39%,
7/20/2027 300,000 302,854
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 1,000,000 998,811
Santander Drive Auto
Receivables Trust, Series
2024-3, Class A3, 5.63%,
1/16/2029 500,000 504,352
1,806,017
Credit Card 0.2%
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 495,751
Financial Services 5.4%
720 East CLO V Ltd., Series
2024-2A, Class A1, 6.86%,
7/20/2037(a)(b) 1,400,000 1,401,238
AMSR Trust, Series 2024-
SFR1, Class A, 4.29%,
7/17/2041(a) 1,500,000 1,452,497
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
6.75%, 7/18/2037(a)(b) 2,250,000 2,257,762
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 500,563
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 250,000 252,043
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 150,000 150,632
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 203,632
Exeter Automobile
Receivables Trust, Series
2024-3A, Class A3, 5.65%,
12/15/2027 500,000 502,533
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
6.78%, 4/20/2037(a)(b) 1,400,000 1,404,780
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
6.78%, 8/15/2037(a)(b) 1,500,000 1,500,637
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 400,000 404,102
Tesla Auto Lease Trust, Series
2024-A, Class A2A, 5.37%,
6/22/2026(a) 500,000 499,704
Tricon Residential Trust
Series 2024-SFR2, Class A,
4.75%, 6/17/2040(a) 1,000,000 990,445
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 300,000 292,259
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 500,000 505,314
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 1,000,000 997,692
Wise CLO Ltd., Series
2024-2A, Class A, 6.76%,
7/15/2037(a)(b) 1,500,000 1,500,223
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 250,718
15,066,774
Home Equity 0.0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.71%, 1/25/2036(b) 119,652 118,221
Other 1.6%
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,011,381 1,044,932
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 40,736 40,643
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 709,492 642,313
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 851,154 733,599
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 527,357 462,953
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 81,279 74,579
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 88,402 83,176
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 376,887 354,671
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 351,686 336,374

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 763,899 712,495
4,485,735
Passenger Airlines 0.3%
United Airlines Pass-Through
Trust
Series 2024-1, Class AA,
5.45%, 2/15/2037 292,000 297,840
Series 2024-1, Class A,
5.88%, 2/15/2037 500,000 505,650
803,490
Total Asset-Backed Securities
(cost $27,154,081)
26,792,960
Collateralized Mortgage Obligations 1.9%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 174,402 88,861
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,678 1,633
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 232,950 221,438
AREIT Trust, Series 2022-
CRE6, Class A, 6.59%,
1/20/2037(a)(b) 471,505 468,590
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.73%,
12/25/2045(a)(b) 2,257,401 2,058,499
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 36,622 19,839
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 119,917 114,449
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 102,484 99,396
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 113,244 75,097
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 595,693
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 584,077
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 392,169
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 22,342 20,554
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 341,015 320,547
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 256,131 242,504
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 130,981 126,048
Total Collateralized Mortgage Obligations
(cost $6,096,601)
5,429,394
Commercial Mortgage-Backed Securities 2.8%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 670,635
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,581,958
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,214,655
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 369,243
Total Commercial Mortgage-Backed
Securities
(cost $8,936,084) 7,836,491
Corporate Bonds 33.7%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
2.95%, 2/1/2030 550,000 483,662
3.25%, 2/1/2035(d) 500,000 396,843
5.81%, 5/1/2050(d) 100,000 93,186
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 314,366
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 130,296
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,125,983
5.15%, 2/27/2033 150,000 152,130
2,696,466
Automobiles 0.3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 356,220
1.80%, 1/10/2028(a) 140,000 126,209
6.38%, 4/8/2030(a) 460,000 489,339
971,768
Banks 5.7%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(e) 1,000,000 986,618
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 990,000 953,464

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 419,775
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,046,760
BPCE SA ,
4.50%, 3/15/2025(a) 1,100,000 1,089,837
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(e) 250,000 239,164
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d)(e) 775,000 648,901
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(e) 775,000 764,262
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 450,000 410,311
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 650,000 692,626
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 550,000 493,931
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(e) 450,000 450,162
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,023,545
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 775,000 757,137
(SOFR + 2.08%), 4.91%,
7/25/2033(e) 375,000 371,486
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 425,000 440,185
(SOFR + 1.46%), 5.29%,
7/22/2035(e) 500,000 507,017
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 490,000 484,748
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 300,000 284,576
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 750,000 735,741
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d)(e) 450,000 467,286
(SOFR + 1.86%), 5.68%,
1/23/2035(e) 200,000 205,430
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(e) 170,000 168,681
3.00%, 4/22/2026(d) 700,000 678,429
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 665,135
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 1,054,409
16,039,616
Beverages 0.3%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 630,000 596,430
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 149,687
5.30%, 5/15/2048(a) 160,000 147,425
893,542
Biotechnology 0.7%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 325,000 316,171
5.65%, 3/2/2053 435,000 438,314
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 1,125,000 1,081,638
1,836,123
Broadline Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032(d) 825,000 835,414
Building Products 0.1%
Owens Corning ,
5.95%, 6/15/2054 281,000 288,962
Capital Markets 3.1%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 600,000 582,993
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 922,620
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 100,000 98,751
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 750,000 707,254
(SOFR + 0.82%), 1.54%,
9/10/2027(d)(e) 150,000 139,585
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 600,000 588,645
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,548,820
Nuveen LLC ,
5.85%, 4/15/2034(a) 665,000 684,664
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 400,000 353,377
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 986,971
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 1,985,014
8,598,694

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 592,449
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 600,000 615,542
1,207,991
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 735,000 748,085
Consumer Finance 0.6%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 1,850,000 1,815,568
Consumer Staples Distribution & Retail 0.5%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 514,934 542,245
Walmart, Inc. ,
4.15%, 9/9/2032(d) 575,000 568,889
4.50%, 4/15/2053 200,000 182,877
1,294,011
Containers & Packaging 0.4%
Amcor Group Finance plc ,
5.45%, 5/23/2029 1,000,000 1,019,657
Diversified REITs 0.1%
VICI Properties LP ,
4.63%, 6/15/2025(a) 250,000 247,514
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 142,294
3.65%, 6/1/2051 695,000 504,121
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 843,821
1,490,236
Electric Utilities 5.3%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,944,460
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 752,782
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 213,235
Series Z, 3.70%, 5/1/2050 390,000 279,771
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 842,489
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 883,061
Entergy Arkansas LLC ,
5.45%, 6/1/2034 935,000 965,477
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 500,000 527,449
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 930,380
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 2,625,000 2,501,536
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 1,000,000 980,054
Georgia Power Co. ,
4.70%, 5/15/2032(d) 1,250,000 1,237,448
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 241,875
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 144,478
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 325,000 335,592
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 160,000 160,660
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 122,842
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 15,000 14,426
Southern California Edison
Co. ,
5.85%, 11/1/2027(d) 400,000 412,828
Southern Co. (The) ,
4.40%, 7/1/2046 200,000 172,204
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 198,191
5.00%, 7/31/2027(a)(d) 85,000 83,227
4.30%, 7/15/2029(a) 1,000,000 960,464
14,904,929
Electronic Equipment, Instruments & Components 0.2%
Allegion US Holding Co., Inc. ,
5.60%, 5/29/2034 600,000 614,477
Entertainment 0.2%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(d) 500,000 433,724
Financial Services 0.1%
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 246,173
Food Products 1.0%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 775,000 788,642
4.38%, 4/22/2052(a) 115,000 99,870
Conagra Brands, Inc. ,
5.30%, 11/1/2038(d) 400,000 389,589
J M Smucker Co. (The) ,
6.50%, 11/15/2043 750,000 811,647
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 111,000 97,001
5.75%, 4/1/2033 610,000 612,892
2,799,641
Ground Transportation 0.7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,534,791
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a)(d) 415,000 411,508
1,946,299
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 1,000,000 1,048,678

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.4%
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 999,858
HCA, Inc. ,
5.25%, 4/15/2025 250,000 249,527
1,249,385
Health Care REITs 0.4%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025(d) 237,000 233,698
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 169,544
Ventas Realty LP ,
5.63%, 7/1/2034(d) 600,000 614,194
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 172,943
1,190,379
Household Durables 0.2%
Newell Brands, Inc. ,
4.88%, 6/1/2025 450,000 447,582
Independent Power and Renewable Electricity Producers
0.2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 280,000 299,552
Calpine Corp. ,
5.25%, 6/1/2026(a) 200,000 198,525
4.50%, 2/15/2028(a) 85,000 81,425
579,502
Industrial REITs 0.3%
LXP Industrial Trust ,
6.75%, 11/15/2028 900,000 946,266
Insurance 1.3%
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 700,000 713,083
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 190,000 198,668
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 766,072
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 733,576
Pine Street Trust III ,
6.22%, 5/15/2054(a) 405,000 416,277
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a) 675,000 701,717
3,529,393
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 829,836
Machinery 0.1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 250,000 246,795
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.2%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 345,581
Comcast Corp. ,
2.94%, 11/1/2056 208,000 129,396
474,977
Multi-Utilities 0.3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 614,444
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 270,626
885,070
Oil, Gas & Consumable Fuels 3.6%
Aker BP ASA ,
2.00%, 7/15/2026(a) 1,200,000 1,131,381
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 263,000 266,128
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034 825,000 838,854
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 150,000 149,143
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 215,000 209,767
5.75%, 1/15/2031(a) 350,000 352,239
2.88%, 4/1/2032(a)(d) 161,000 133,647
Energy Transfer LP ,
5.75%, 4/1/2025 500,000 499,353
4.75%, 1/15/2026 500,000 497,982
5.50%, 6/1/2027 1,000,000 1,014,783
6.50%, 2/1/2042 350,000 371,294
5.95%, 5/15/2054 200,000 197,497
MPLX LP ,
1.75%, 3/1/2026 696,000 661,523
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 567,874
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 875,000 878,557
5.50%, 12/1/2025 250,000 250,455
6.60%, 3/15/2046 245,000 260,937
6.05%, 10/1/2054(d) 200,000 201,073
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 462,692
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,081,688
10,026,867
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 403,972
Pharmaceuticals 0.7%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 363,955
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 763,046

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 825,000 822,350
1,949,351
Residential REITs 0.6%
American Homes 4 Rent LP ,
3.63%, 4/15/2032(d) 500,000 448,370
5.50%, 2/1/2034 233,000 234,524
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 1,011,353
1,694,247
Retail REITs 0.2%
Kite Realty Group LP ,
5.50%, 3/1/2034 100,000 100,395
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 538,121
638,516
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 353,145
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a)(d) 660,000 673,615
6.25%, 1/25/2035(a)(d) 500,000 525,580
1,552,340
Software 0.2%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 140,479
Oracle Corp. ,
3.60%, 4/1/2040 700,000 553,940
694,419
Specialized REITs 0.5%
American Tower Corp. ,
2.95%, 1/15/2025 250,000 246,905
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 69,328
3.70%, 6/15/2026 630,000 614,539
CubeSmart LP ,
4.00%, 11/15/2025 126,000 124,051
3.13%, 9/1/2026(d) 450,000 433,040
1,487,863
Specialty Retail 0.1%
AutoZone, Inc. ,
4.75%, 8/1/2032 345,000 339,052
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
3.35%, 8/8/2032 825,000 765,349
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 250,000 250,031
1,015,380
Tobacco 0.7%
BAT Capital Corp. ,
3.46%, 9/6/2029(d) 1,010,000 941,307
6.34%, 8/2/2030 225,000 239,490
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp.,
6.42%, 8/2/2033 150,000 160,935
Philip Morris International,
Inc. ,
5.75%, 11/17/2032 200,000 209,287
5.38%, 2/15/2033(d) 250,000 254,988
4.25%, 11/10/2044(d) 150,000 125,733
1,931,740
Trading Companies & Distributors 0.1%
GATX Corp. ,
6.05%, 6/5/2054 168,000 173,058
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 347,129
Total Corporate Bonds
(cost $97,247,062)
94,610,687
Mortgage-Backed Securities 26.6%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 1,962,924 1,808,931
Pool# SB8203
3.50%, 1/1/2038 1,305,869 1,255,348
Pool# SB8260
5.00%, 10/1/2038 2,583,174 2,589,082
Pool# SD8178
2.50%, 11/1/2051 4,728,952 4,001,520
Pool# QE0799
2.50%, 4/1/2052 7,908,510 6,681,382
Pool# SD2254
3.50%, 7/1/2052 918,546 836,760
Pool# SD8255
3.50%, 10/1/2052 914,698 829,874
Pool# SD8288
5.00%, 1/1/2053 3,664,200 3,612,279
Pool# SD8302
6.50%, 2/1/2053 400,585 411,796
Pool# SD8309
6.00%, 3/1/2053 437,214 443,898
Pool# SD2921
4.50%, 5/1/2053 492,715 474,902
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,027,821 946,591
Pool# FM1776
3.00%, 10/1/2034 311,994 296,414
Pool# FS1360
3.00%, 4/1/2037 1,073,337 1,008,995
Pool# BC0180
4.00%, 1/1/2046 640,142 613,350
Pool# BC9003
3.00%, 11/1/2046 93,104 83,331
Pool# AS8483
3.00%, 12/1/2046 73,733 65,731
Pool# MA2863
3.00%, 1/1/2047 400,774 359,005
Pool# BM2003
4.00%, 10/1/2047 384,504 368,407

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 7
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA2208
4.50%, 8/1/2048 1,249,583 1,216,437
Pool# CA2469
4.00%, 10/1/2048 92,874 88,937
Pool# BN0906
4.00%, 11/1/2048 953,767 913,234
Pool# CA3866
3.50%, 7/1/2049 1,687,629 1,549,516
Pool# BP5783
3.00%, 5/1/2050 4,648,924 4,132,558
Pool# MA4210
2.50%, 12/1/2050 881,631 748,843
Pool# FS2041
2.00%, 8/1/2051 7,083,780 5,710,536
Pool# MA4491
1.50%, 12/1/2051 1,321,634 1,015,246
Pool# FS2122
3.00%, 3/1/2052 1,284,614 1,126,269
Pool# MA4577
2.00%, 4/1/2052 9,426,509 7,587,311
Pool# BU8944
3.00%, 4/1/2052 4,435,135 3,877,197
Pool# MA4732
4.00%, 9/1/2052 6,777,510 6,357,325
Pool# MA4733
4.50%, 9/1/2052 1,772,984 1,708,925
Pool# MA4782
3.50%, 10/1/2052 4,614,980 4,187,297
Pool# MA4805
4.50%, 11/1/2052 1,447,566 1,394,836
Pool# MA4980
6.00%, 4/1/2053 653,668 663,408
Pool# DA1019
6.50%, 9/1/2053 192,398 197,986
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,598,020 1,468,724
Pool# MA8429
5.50%, 11/20/2052 689,487 693,153
Pool# MA8647
5.00%, 2/20/2053 457,788 453,485
Pool# MA8726
5.50%, 3/20/2053 2,197,309 2,204,264
Pool# MA8727
6.00%, 3/20/2053 568,376 578,501
Total Mortgage-Backed Securities
(cost $81,298,528)
74,561,584
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 575,881
Municipal Bonds
Principal
Amount ($) Value ($)
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 741,995
Total Municipal Bonds
(cost $1,306,063)
1,317,876
U.S. Government Agency Security 1.6%
FHLB, 4.75%, 3/10/2034 4,400,000 4,526,926
Total U.S. Government Agency Security
(cost $4,425,462)
4,526,926
U.S. Treasury Obligations 21.9%
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 11,376,875
2.38%, 2/15/2042 6,000,000 4,519,922
3.25%, 5/15/2042 3,500,000 3,003,711
3.88%, 2/15/2043 1,000,000 932,148
2.25%, 8/15/2046 2,100,000 1,448,344
2.25%, 2/15/2052 9,500,000 6,258,867
2.88%, 5/15/2052 1,750,000 1,325,352
U.S. Treasury Notes
4.25%, 12/31/2024 (d) 3,300,000 3,287,986
4.13%, 1/31/2025 (d) 2,000,000 1,990,360
2.88%, 6/15/2025 1,000,000 983,438
3.00%, 7/15/2025 6,000,000 5,903,379
2.63%, 1/31/2026 (f) 4,000,000 3,893,594
4.00%, 2/15/2026 3,000,000 2,979,492
2.25%, 2/15/2027 1,000,000 954,961
0.50%, 4/30/2027 2,000,000 1,814,766
2.38%, 5/15/2027 2,000,000 1,909,609
3.25%, 6/30/2027 2,000,000 1,955,781
4.13%, 9/30/2027 1,000,000 1,002,617
3.88%, 12/31/2027 900,000 895,957
3.50%, 1/31/2028 600,000 589,945
1.25%, 3/31/2028 1,000,000 906,680
3.63%, 5/31/2028 700,000 691,031
2.75%, 5/31/2029 2,000,000 1,895,000
3.25%, 6/30/2029 1,000,000 968,984
Total U.S. Treasury Obligations
(cost $66,645,993)
61,488,799
Repurchase Agreements 2.2%
CF Secured, LLC
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,175,269,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$4,258,775. (g) 4,174,649 4,174,649

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Securities, Inc.
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $2,000,296,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$2,040,301. (g) 2,000,000 2 ,000,000
Total Repurchase Agreements
(cost $6,174,649)
6,174,649
Total Investments
(cost $299,284,523) — 100.7%
282,739,366
Liabilities in excess of other
assets — (0.7)% (2,054,926)
NET ASSETS — 100.0%
$ 280,684,440
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$62,817,183 which represents 22.38% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2024.
(d) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $11,983,249, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,174,649 and by $6,122,352 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.35%, and maturity dates ranging from
8/8/2024 – 11/15/2053, a total value of $12,297,001.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2024.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $6,174,649.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 334 9/2024 USD 68,592,641 488,189
U.S. Treasury 5 Year Note 65 9/2024 USD 7,012,891 135,938
U.S. Treasury 10 Year Note 27 9/2024 USD 3,018,937 4,279
U.S. Treasury Ultra Bond 35 9/2024 USD 4,478,906 154,135
Total long contracts 782,541
Short Contracts
U.S. Treasury Long Bond (27) 9/2024 USD (3,261,094) (111,440)
Total short contracts (111,440)
Net contracts 671,101
As of July 31, 2024, the Fund had $703,389 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of July 31, 2024:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 200 USD 50,000,000 USD 95.50 12/13/2024 (60,000)
Total written call options contracts (60,000)
Total Written Options Contracts (Premiums Received ($59,176)) (60,000)
Currency:
USD United States dollar

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 26,792,960 $ – $ 26,792,960
Collateralized Mortgage Obligations – 5,429,394 – 5,429,394
Commercial Mortgage-Backed Securities – 7,836,491 – 7,836,491
Corporate Bonds – 94,610,687 – 94,610,687
Futures Contracts 782,541 – – 782,541
Mortgage-Backed Securities – 74,561,584 – 74,561,584
Municipal Bonds – 1,317,876 – 1,317,876
Repurchase Agreements – 6,174,649 – 6,174,649
U.S. Government Agency Security – 4,526,926 – 4,526,926
U.S. Treasury Obligations – 61,488,799 – 61,488,799
Total Assets $ 782,541 $ 282,739,366 $ – $ 283,521,907
Liabilities:
Futures Contracts $ (111,440) $ – $ – $ (111,440)
Written Option (60,000) – – (60,000)
Total Liabilities $ (171,440) $ – $ – $ (171,440)
Total $ 611,101 $ 282,739,366 $ – $ 283,350,467

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Nationwide Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 13
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2024 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 782,541
Total $ 782,541
Liabilities:
Written Options
Interest rate risk Written options, at value $ (60,000)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (111,440)
Total $ (171,440)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 7 .1%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 443,287 430,031
Automobiles 0 .7%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,088,000 1,082,300
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 774,315
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 388,215 392,290
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 565,000 568,244
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 431,053 430,577
Santander Drive Auto
Receivables Trust, Series
2022-5, Class A3, 4.11%,
8/17/2026 25,629 25,608
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 317,064 317,499
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 176,245 177,820
3,768,653
Commercial Services & Supplies 0 .3%
BlackRock Shasta CLO XIII
LLC, Series 2024-1A, Class
A1, 7.15%, 7/15/2036(a)(b) 1,500,000 1,505,231
Credit Card 0 .6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 6.11%,
5/15/2028(b) 3,500,000 3,490,674
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 143,208 143,160
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 376,305 378,941
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 1,340,000 1,352,065
1,874,166
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services 1 .2%
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 6.45%,
12/26/2031(a)(b) 433,747 435,086
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 338,917
EnFin Residential Solar
Receivables Trust, Series
2024-1A, Class A, 6.65%,
2/20/2055(a) 633,395 655,182
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(c) 787,000 796,012
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 883,000 895,482
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 132,370 135,570
Octagon Investment Partners
42 Ltd., Series 2019-
3A, Class X, 6.53%,
7/15/2037(a)(b) 1,250,000 1,250,000
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 587,000 583,414
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 449,530 453,351
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 293,000 298,329
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 1,236,300 1,246,855
7,088,198
Other 3 .9%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.58%, 4/21/2035(a)(b) 3,045,000 3,048,383
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
6.54%, 1/20/2031(a)(b) 5,944,099 5,950,043
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.08%,
4/15/2034(a)(b) 2,000,000 2,000,450
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,220,124
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,220,869
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,461,250 3,098,447

16 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 928,738 839,205
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 118,256 116,186
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 233,914 238,736
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 740,000 672,047
22,404,490
Total Asset-Backed Securities
(cost $40,941,746)
40,561,443
Collateralized Mortgage Obligations 1 .5%
Angel Oak Mortgage Trust,
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 119,810 117,191
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 455,251 459,394
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 731,159 741,219
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 329,612 331,208
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 390,373 392,255
Series 2024-H3, Class A2,
6.58%, 6/25/2069(a)(c) 895,795 902,998
FHLMC REMIC, Series 4026,
Class WJ, 2.75%, 8/15/2041 250,434 241,228
GNMA REMIC, Series 2023-
19, Class WB, 5.67%,
11/20/2051(b) 704,879 722,635
GS Mortgage-Backed
Securities Trust, Series
2024-HE1, Class A1,
6.95%, 8/25/2054(a)(b) 2,078,830 2,081,048
J.P. Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 592,975 598,207
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 1,380,000 1,396,652
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 502,187 477,405
Total Collateralized Mortgage Obligations
(cost $8,413,301)
8,461,440
Commercial Mortgage-Backed Securities 1 .0%
Principal
Amount ($) Value ($)
GNMA REMIC
Series 2018-17, Class MA,
2.60%, 5/16/2052 2,183,583 1,913,706
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,685,130 3,962,626
Total Commercial Mortgage-Backed
Securities
(cost $6,875,997) 5,876,332
Corporate Bonds 41 .5%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.81%, 5/1/2050(d) 874,000 814,445
6.86%, 5/1/2054(a) 718,000 760,107
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 1,156,000 1,169,647
2,744,199
Automobiles 2 .1%
Ford Motor Co. ,
3.25%, 2/12/2032(d) 7,550,000 6,337,702
General Motors Co. ,
5.60%, 10/15/2032 5,870,000 5,987,456
12,325,158
Banks 4 .5%
Bank of America Corp. ,
(SOFR + 1.65%), 5.47%,
1/23/2035(e) 326,000 333,346
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.01%),
7.30%, 11/26/2084(e) 1,782,000 1,801,527
Citizens Bank NA ,
2.25%, 4/28/2025 250,000 243,720
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 910,000 907,908
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 422,000 428,976
(SOFR + 1.91%), 5.72%,
7/23/2032(e) 1,087,000 1,100,386
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 526,000 560,495
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(e) 1,987,000 2,032,026
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 572,000 567,699
(SOFR + 1.19%), 5.04%,
1/23/2028(d)(e) 874,000 877,959

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(e) 3,000,000 2,983,005
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d)(e) 849,000 879,267
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(e) 417,000 430,590
Toronto-Dominion Bank (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.98%),
7.25%, 7/31/2084(d)(e) 1,696,000 1,704,163
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(d)(e) 6,600,000 6,574,950
(SOFR + 2.45%), 7.16%,
10/30/2029(d)(e) 462,000 497,640
(SOFR + 2.36%), 5.87%,
6/8/2034(d)(e) 241,000 248,692
(SOFR + 1.92%), 5.71%,
1/24/2035(d)(e) 3,125,000 3,195,071
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(e) 498,000 516,971
25,884,391
Biotechnology 1 .0%
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,582,275
5.38%, 5/15/2043 1,320,000 1,239,509
5,821,784
Broadline Retail 0 .1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 505,000 484,713
Building Products 2 .0%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a)(d) 1,430,000 1,442,281
Carrier Global Corp. ,
2.72%, 2/15/2030(d) 4,000,000 3,603,665
6.20%, 3/15/2054(d) 165,000 183,609
Johnson Controls International
plc ,
1.75%, 9/15/2030(d) 3,760,000 3,187,959
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a)(d) 1,756,000 1,739,502
8.88%, 11/15/2031(a) 1,174,000 1,265,166
11,422,182
Capital Markets 2 .1%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(e) 3,250,000 3,208,974
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.27%), 5.73%,
4/25/2030(d)(e) 2,400,000 2,479,061
(SOFR + 1.09%), 1.99%,
1/27/2032(d)(e) 4,040,000 3,349,534
Nasdaq, Inc. ,
5.35%, 6/28/2028 455,000 466,302
5.95%, 8/15/2053 119,000 123,853
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(d)(e)(f) 1,137,000 1,138,211
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 460,000 494,167
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(e) 820,000 839,068
12,099,170
Chemicals 1 .5%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a)(d) 150,000 157,311
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 1,685,000 1,457,132
5.88%, 1/31/2050(a) 224,000 166,481
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 2,586,000 2,655,322
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 3,175,374
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 1,097,000 1,125,416
8,737,036
Commercial Services & Supplies 0 .9%
ILFC E-Capital Trust I ,
(CME Term SOFR 3 Month
+ 1.81%, 14.50% Cap),
7.16%, 12/21/2065(a)(e) 3,800,000 3,154,245
Williams Scotsman, Inc. ,
6.63%, 6/15/2029(a) 633,000 644,577
Wrangler Holdco Corp. ,
6.63%, 4/1/2032(a)(d) 1,172,000 1,176,407
4,975,229
Consumer Finance 0 .6%
AerCap Ireland Capital DAC ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.95%, 3/10/2055(d)(e) 234,000 236,621
Aircastle Ltd. ,
5.75%, 10/1/2031(a) 459,000 461,882
Discover Financial Services ,
6.70%, 11/29/2032(d) 517,000 556,493
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027 851,000 859,098

18 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 902,366
Macquarie Airfinance Holdings
Ltd. ,
6.50%, 3/26/2031(a) 653,000 677,682
3,694,142
Containers & Packaging 0 .9%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 3,200,000 3,180,906
Sealed Air Corp. ,
6.13%, 2/1/2028(a)(d) 88,000 88,608
6.50%, 7/15/2032(a) 1,011,000 1,024,775
Smurfit Kappa Treasury ULC ,
5.78%, 4/3/2054(a)(d) 625,000 637,422
4,931,711
Diversified REITs 0 .2%
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,190,000 1,173,315
Diversified Telecommunication Services 2 .7%
AT&T, Inc. ,
2.55%, 12/1/2033(d) 3,760,000 3,074,856
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,255,916
Iliad Holding SASU ,
8.50%, 4/15/2031(a)(d) 559,000 582,381
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 12,970,000 10,853,558
15,766,711
Electric Utilities 4 .0%
Avangrid, Inc. ,
3.20%, 4/15/2025 2,800,000 2,755,237
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,718,775
Electricite de France SA ,
5.70%, 5/23/2028(a)(d) 253,000 260,008
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(d)(e)(f) 543,000 601,607
6.90%, 5/23/2053(a)(d) 591,000 658,537
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,693,482
Enel Finance International NV ,
5.00%, 6/15/2032(a)(d) 3,200,000 3,136,710
Eversource Energy ,
5.13%, 5/15/2033 2,500,000 2,465,359
5.50%, 1/1/2034 402,000 405,046
Exelon Corp. ,
5.45%, 3/15/2034 282,000 287,660
Indiana Michigan Power Co. ,
5.63%, 4/1/2053(d) 122,000 122,726
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 733,000 747,938
New England Power Co. ,
5.94%, 11/25/2052(a)(d) 1,186,000 1,233,264
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 297,000 294,262
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,351,443
22,732,054
Financial Services 0 .3%
Fiserv, Inc. ,
5.60%, 3/2/2033(d) 379,000 392,226
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 582,000 581,845
Synchrony Bank ,
5.40%, 8/22/2025 997,000 994,451
1,968,522
Food Products 0 .6%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a)(d) 1,233,000 1,330,648
5.38%, 1/9/2036(a) 200,000 199,646
J M Smucker Co. (The) ,
6.50%, 11/15/2053(d) 331,000 366,813
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,388,887
3,285,994
Ground Transportation 0 .3%
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a)(d) 590,000 502,683
XPO, Inc. ,
7.13%, 2/1/2032(a) 1,370,000 1,416,881
1,919,564
Health Care Providers & Services 0 .2%
CVS Health Corp. ,
5.05%, 3/25/2048 1,000,000 881,917
HCA, Inc. ,
3.13%, 3/15/2027 384,000 367,810
1,249,727
Health Care REITs 0 .5%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 358,840
Ventas Realty LP ,
4.00%, 3/1/2028(d) 2,300,000 2,230,375
2,589,215
Hotels, Restaurants & Leisure 1 .3%
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 552,000 569,429
6.50%, 2/15/2032(a) 97,000 98,280
International Game
Technology plc ,
5.25%, 1/15/2029(a)(d) 1,475,000 1,446,252
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a) 600,000 572,601
NCL Corp. Ltd. ,
7.75%, 2/15/2029(a)(d) 1,385,000 1,457,693
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a)(d) 2,622,000 2,483,358
5.63%, 8/26/2028(a) 621,000 588,164
7,215,777

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .2%
Whirlpool Corp. ,
5.75%, 3/1/2034 1,243,000 1,253,995
Independent Power and Renewable Electricity Producers
1 .1%
AES Corp. (The) ,
2.45%, 1/15/2031(d) 3,750,000 3,156,144
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 1,312,000 1,364,664
5.75%, 3/15/2054 1,719,000 1,712,083
6,232,891
Industrial REITs 0 .2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 906,164
Insurance 0 .1%
Unum Group ,
6.00%, 6/15/2054(d) 369,000 364,034
Machinery 0 .3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 1,951,000 1,913,064
Media 1 .0%
Comcast Corp. ,
4.65%, 2/15/2033 5,500,000 5,431,880
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a)(d) 45,000 45,223
5,477,103
Metals & Mining 0 .2%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 1,430,000 1,435,166
Multi-Utilities 0 .8%
DTE Energy Co. ,
4.95%, 7/1/2027 787,000 789,906
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 1,268,000 1,318,235
NiSource, Inc. ,
5.25%, 3/30/2028(d) 158,000 160,216
5.35%, 4/1/2034(d) 675,000 679,996
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 575,000 612,073
5.45%, 4/1/2034(d) 747,000 759,698
4,320,124
Oil, Gas & Consumable Fuels 6 .6%
Aker BP ASA ,
2.00%, 7/15/2026(a) 3,027,000 2,853,909
Antero Midstream Partners LP ,
6.63%, 2/1/2032(a) 531,000 541,740
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 436,000 427,918
Cheniere Energy Partners LP ,
5.95%, 6/30/2033 2,784,000 2,875,953
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc. ,
5.65%, 4/15/2034(a) 415,000 421,710
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 679,000 678,563
8.38%, 1/15/2029(a) 741,000 772,101
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a)(d) 221,000 224,383
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a) 489,000 529,845
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 1,711,000 1,613,038
Diamondback Energy, Inc. ,
5.40%, 4/18/2034(d) 454,000 459,568
5.75%, 4/18/2054 840,000 831,465
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,279,508
Empresa Nacional del
Petroleo ,
5.95%, 7/30/2034(a) 200,000 199,867
Enbridge, Inc. ,
6.70%, 11/15/2053 701,000 783,181
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e) 1,747,000 1,770,235
Energy Transfer LP ,
5.25%, 7/1/2029(d) 2,245,000 2,269,360
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 487,000 485,448
7.38%, 2/1/2031(a) 114,000 120,398
5.55%, 5/15/2034(d) 182,000 183,634
5.95%, 5/15/2054(d) 450,000 444,368
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 1,915,000 1,740,860
Global Partners LP ,
6.88%, 1/15/2029 519,000 516,968
8.25%, 1/15/2032(a) 1,932,000 1,984,654
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a)(d) 204,000 198,585
5.50%, 10/15/2030(a) 575,000 558,598
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 734,000 781,313
7.38%, 7/15/2032(a) 356,000 366,652
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(d) 2,000,000 2,134,576
6.45%, 9/15/2036 1,317,000 1,406,800
ONEOK, Inc. ,
5.80%, 11/1/2030 389,000 406,411
6.10%, 11/15/2032(d) 2,032,000 2,147,245
6.05%, 9/1/2033 1,805,000 1,898,755
SM Energy Co. ,
6.75%, 8/1/2029(a) 811,000 816,376

20 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 3,027,340
37,751,325
Passenger Airlines 0 .1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a)(d) 902,000 852,425
Pharmaceuticals 0 .0%
†
Endo Finance Holdings, Inc. ,
8.50%, 4/15/2031(a)(d) 156,000 164,412
Retail REITs 0 .3%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 496,000 491,135
Kite Realty Group LP ,
4.00%, 10/1/2026 397,000 387,124
5.50%, 3/1/2034(d) 137,000 137,542
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034(d) 603,000 611,883
1,627,684
Semiconductors & Semiconductor Equipment 1 .5%
Broadcom, Inc. ,
5.05%, 7/12/2029 1,765,000 1,786,740
Intel Corp. ,
5.20%, 2/10/2033 190,000 193,827
5.70%, 2/10/2053(d) 125,000 126,053
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 3,185,218
NXP BV ,
3.40%, 5/1/2030(d) 3,500,000 3,241,940
8,533,778
Software 0 .9%
Oracle Corp. ,
5.55%, 2/6/2053(d) 248,000 241,197
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,570,219
VMware LLC ,
2.20%, 8/15/2031 2,870,000 2,397,020
5,208,436
Specialized REITs 0 .5%
Equinix, Inc. ,
3.90%, 4/15/2032(d) 3,000,000 2,796,791
Specialty Retail 0 .4%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,394,292
Technology Hardware, Storage & Peripherals 0 .1%
Dell International LLC ,
3.45%, 12/15/2051 924,000 645,144
Tobacco 0 .5%
BAT Capital Corp. ,
6.34%, 8/2/2030(d) 623,000 663,122
7.08%, 8/2/2053 225,000 249,309
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 293,483
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
2.10%, 5/1/2030(d) 1,825,000 1,587,099
2,793,013
Trading Companies & Distributors 0 .4%
AerCap Holdings NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.54%),
5.88%, 10/10/2079(d)(e) 1,135,000 1,132,158
Herc Holdings, Inc. ,
6.63%, 6/15/2029(a)(d) 1,154,000 1,178,249
2,310,407
Total Corporate Bonds
(cost $241,533,220)
238,000,842
Foreign Government Securities 2 .7%
AUSTRALIA 0.7%
Treasury Corp. of Victoria,
5.25%, 9/15/2038 AUD 6,415,000 4,147,809
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 432,688
PERU 0.8%
Bonos de la Tesoreria,
Reg. S, 7.30%,
8/12/2033(a) PEN 16,790,000 4,644,736
POLAND 0.4%
Republic of Poland,
5.50%, 3/18/2054 2,204,000 2,173,309
ROMANIA 0.7%
Romania Government Bond,
7.20%, 10/30/2033 RON 18,145,000 4,058,678
Total Foreign Government Securities
(cost $15,332,824)
15,457,220
Mortgage-Backed Securities 28 .5%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 3 3
Pool# C91768
3.50%, 7/1/2034 1,618,509 1,560,830
Pool# G30692
3.50%, 8/1/2034 2,024,815 1,953,500
Pool# G30782
3.50%, 2/1/2035 580,873 559,347
Pool# C91859
3.50%, 12/1/2035 563,376 542,835
Pool# C91868
3.50%, 4/1/2036 1,422,257 1,366,555

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q10392
3.50%, 8/1/2042 919,922 862,264
Pool# G08541
3.50%, 8/1/2043 1,345,913 1,261,507
Pool# G08554
3.50%, 10/1/2043 766,999 718,636
Pool# G08588
4.00%, 5/1/2044 526,194 507,395
Pool# G08721
3.00%, 9/1/2046 1,917,637 1,719,428
Pool# G08726
3.00%, 10/1/2046 2,820,480 2,527,494
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 4,154,447 3,759,318
Pool# RB5076
2.00%, 8/1/2040 6,694,706 5,759,065
Pool# SD0040
3.00%, 7/1/2049 1,557,088 1,383,895
Pool# SD8036
3.00%, 1/1/2050 1,120,549 995,911
Pool# SD0612
2.50%, 11/1/2050 3,220,167 2,768,945
Pool# QC0345
2.00%, 3/1/2051 1,243,437 1,020,785
Pool# SD1657
2.50%, 2/1/2052 7,910,406 6,768,433
Pool# SD1607
2.50%, 3/1/2052 6,059,540 5,184,608
Pool# SD3771
2.50%, 3/1/2052 1,875,176 1,587,130
Pool# SD5351
3.00%, 6/1/2052 1,770,664 1,573,697
Pool# SD1042
3.00%, 6/1/2052 619,689 548,365
Pool# SD1716
5.00%, 9/1/2052 2,891,977 2,885,363
Pool# SD1686
5.50%, 9/1/2052 2,519,135 2,561,914
Pool# SD1853
5.50%, 11/1/2052 1,284,664 1,309,337
Pool# RA9992
6.00%, 10/1/2053 1,625,549 1,665,878
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 264,383 255,326
Pool# AL6591
3.00%, 9/1/2033 1,614,424 1,525,297
Pool# MA1608
3.50%, 10/1/2033 2,070,241 1,994,250
Pool# MA1982
3.50%, 8/1/2034 2,193,608 2,112,490
Pool# MA2610
3.00%, 5/1/2036 2,001,929 1,879,805
Pool# MA3697
3.00%, 7/1/2039 1,383,353 1,274,425
Pool# AE0311
3.50%, 8/1/2040 1,499,018 1,406,756
Pool# AB1845
4.00%, 11/1/2040 1,539,150 1,486,172
Pool# AJ9278
3.50%, 12/1/2041 1,673,912 1,567,198
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AW8165
4.00%, 1/1/2042 1,223,150 1,181,065
Pool# AU2592
3.50%, 8/1/2043 1,195,794 1,119,437
Pool# AX4312
3.50%, 2/1/2045 676,388 629,041
Pool# AZ7353
3.50%, 11/1/2045 1,056,947 981,214
Pool# AS6408
3.50%, 1/1/2046 1,572,692 1,459,188
Pool# AS8583
3.50%, 1/1/2047 2,840,255 2,627,629
Pool# MA3088
4.00%, 8/1/2047 619,933 593,978
Pool# CA1191
3.50%, 11/1/2047 1,656,872 1,530,239
Pool# MA3305
3.50%, 3/1/2048 1,340,105 1,233,209
Pool# MA3744
3.00%, 8/1/2049 1,384,544 1,230,771
Pool# CA7972
3.00%, 9/1/2050 6,387,314 5,659,375
Pool# FM7398
2.50%, 6/1/2051 4,274,845 3,670,494
Pool# FM9134
3.00%, 6/1/2051 4,220,090 3,775,347
Pool# FP0012
3.00%, 8/1/2051 1,146,198 1,020,266
Pool# MA4439
3.00%, 10/1/2051 6,578,007 5,767,154
Pool# FM9924
2.00%, 12/1/2051 5,818,401 4,820,653
Pool# CB2371
2.50%, 12/1/2051 5,285,032 4,520,019
Pool# FS5928
2.50%, 1/1/2052 3,372,512 2,864,545
Pool# FS5448
3.00%, 3/1/2052 1,735,360 1,537,744
Pool# FS2838
2.50%, 4/1/2052 1,058,100 907,827
Pool# FS3537
2.50%, 4/1/2052 989,391 849,524
Pool# CB3678
4.00%, 5/1/2052 2,886,493 2,711,972
Pool# FS1855
4.00%, 5/1/2052 2,435,703 2,302,840
Pool# FS6731
3.00%, 6/1/2052 5,953,442 5,271,392
Pool# MA4625
3.50%, 6/1/2052 2,894,180 2,626,125
Pool# CB3851
4.00%, 6/1/2052 1,784,318 1,694,690
Pool# MA4684
4.50%, 6/1/2052 2,299,966 2,218,007
Pool# FS2323
4.00%, 7/1/2052 1,962,986 1,848,541
Pool# FS2293
4.50%, 7/1/2052 5,320,851 5,171,567
Pool# FS2257
4.50%, 7/1/2052 1,413,391 1,375,462
Pool# CB4037
5.00%, 7/1/2052 2,701,311 2,663,398

22 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BV7937
4.00%, 8/1/2052 2,810,029 2,633,472
Pool# FS2790
5.00%, 9/1/2052 3,872,337 3,837,734
Pool# FS3210
5.00%, 9/1/2052 1,812,381 1,791,611
Pool# FS3220
5.50%, 11/1/2052 2,544,819 2,557,994
Pool# FS6582
6.00%, 12/1/2053 5,860,386 6,017,487
Pool# CB8355
6.50%, 4/1/2054 2,414,837 2,501,965
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,036,513
922,267
Total Mortgage-Backed Securities
(cost $170,500,621)
162,979,400
Municipal Bonds 0 .6%
Michigan 0 .2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 979,241
Virginia 0 .4%
City of Richmond, RB, Series
B, 2.50%, 1/15/2029 2,450,000 2,266,096
Total Municipal Bonds
(cost $3,693,289)
3,245,337
U.S. Treasury Obligations 14 .4%
U.S. Treasury Bonds
1.88%, 2/15/2041 21,963,200 15,569,850
4.50%, 2/15/2044 5,517,000 5,572,170
4.63%, 5/15/2044 645,000 662,435
4.25%, 2/15/2054 (d) 193,000 189,804
4.63%, 5/15/2054 1,335,000 1,397,995
U.S. Treasury Notes
4.25%, 5/31/2025 (d) 4,175,000 4,153,668
5.00%, 8/31/2025 7,400,000 7,420,524
0.88%, 6/30/2026 1,280,000 1,200,400
0.88%, 9/30/2026 8,693,000 8,100,110
4.50%, 5/31/2029 9,686,000 9,926,637
4.25%, 6/30/2029 1,602,700 1,624,862
4.25%, 6/30/2031 15,701,000 15,970,861
4.38%, 5/15/2034 10,445,000 10,712,653
Total U.S. Treasury Obligations
(cost $86,501,125)
82,501,969
Preferred Stock 0 .4%
Shares Value ($)
Consumer Finance 0 .4%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 2,402,122
Total Preferred Stock
(cost $3,278,070)
2,402,122
Repurchase Agreements 2 .6%
Principal
Amount ($)
CF Secured, LLC
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $2,028,113,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$2,068,675. (h) 2,027,812 2,027,812
HSBC Securities, Inc.
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,739,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$5,100,754. (h) 5,000,000 5,000,000
Nomura Securities
International, Inc.
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$3,060,000. (h) 3,000,000 3,000,000

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 23
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,741,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $5,100,003.
(h) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,027,812)
15,027,812
Total Investments
(cost $592,098,005) — 100.3%
574,513,917
Liabilities in excess of other
assets — (0.3)% (1,531,866)
NET ASSETS — 100.0%
$ 572,982,051
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$121,823,545 which represents 21.26% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2024.
(d) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $25,351,647, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $15,027,812 and by $11,308,872 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.35%, and maturity dates ranging
from 8/8/2024 – 11/15/2053, a total value of $26,336,684.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2024. The
maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2024.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $15,027,812.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
AUD Australian Dollar
PEN Peru Nuevo Sol
RON Romanian Leu
USD United States Dollar

24 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 153,000 USD 194,956 Barclays Bank plc 8/13/2024 1,754
USD 4,218,575 AUD 6,322,000 Barclays Bank plc 8/13/2024 83,084
USD 48,809 EUR 45,000 JPMorgan Chase Bank NA 8/13/2024 82
Total unrealized appreciation 84,920
CAD 840,000 USD 613,729 Barclays Bank plc 8/13/2024 (5,124)
EUR 250,000 USD 270,852 JPMorgan Chase Bank NA 8/13/2024 (148)
USD 18,320 EUR 17,000 Barclays Bank plc 8/13/2024 (88)
USD 61,969 GBP 49,000 JPMorgan Chase Bank NA 8/13/2024 (1,030)
USD 4,450,508 PEN 17,130,000 Barclays Bank plc
**
8/13/2024 (132,122)
USD 4,162,228 RON 19,272,000 Barclays Bank plc 8/13/2024 (29,245)
USD 196,791 SEK 2,126,000 JPMorgan Chase Bank NA 8/13/2024 (1,841)
Total unrealized depreciation (169,598)
Net unrealized depreciation (84,678)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
PEN Peruvian nuevo sol
RON Romanian Leu
SEK Swedish krona
USD United States dollar
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 10 Year Bond 76 9/2024 AUD 5,729,525 89,384
Euro-Bund 124 9/2024 EUR 17,946,432 177,704
U.S. Treasury 2 Year Note 328 9/2024 USD 67,360,438 528,635
U.S. Treasury 5 Year Note 1,491 9/2024 USD 160,864,922 2,622,194
U.S. Treasury Long Bond 343 9/2024 USD 41,427,969 1,273,182
U.S. Treasury Ultra Bond 49 9/2024 USD 6,270,469 115,596
Total long contracts 4,806,695
Short Contracts
Canada 10 Year Bond (319) 9/2024 CAD (28,405,360) (756,092)
Japan 10 Year Bond (22) 9/2024 JPY (20,959,514) 99,201
U.S. Treasury 10 Year Note (364) 9/2024 USD (40,699,750) (943,281)
U.S. Treasury 10 Year Ultra Note (198) 9/2024 USD (22,884,469) (221,974)
Total short contracts (1,822,146)
Net contracts 2,984,549
As of July 31, 2024, the Fund had $4,273,487 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 25
Centrally Cleared Inflation-Linked swap contracts outstanding as of July 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month HICPXT At
Termination
2.46% At
Termination Pay 7/9/2054 EUR 2,725,000 – 69,120 69,120
1 Month HICPXT At
Termination
2.47% At
Termination Pay 7/9/2054 EUR 2,725,000 – 70,911 70,911
1 Month HICPXT At
Termination
2.53% At
Termination Pay 4/22/2054 EUR 4,050,000 (13,314) 210,276 196,962
1 Month UKRPI At
Termination
3.71% At
Termination Pay 5/16/2034 GBP 5,640,000 – 115,320 115,320
1 Month UKRPI At
Termination
3.78% At
Termination Pay 4/22/2034 GBP 5,650,000 (5,845) 154,126 148,281
Total unrealized appreciation (19,159) 619,753 600,594
1 Month USCPI At
Termination
2.48% At
Termination Rec 7/11/2054 USD 3,120,000 988 (45,210) (44,222)
1 Month USCPI At
Termination
2.52% At
Termination Rec 7/5/2054 USD 3,230,000 – (67,840) (67,840)
1 Month USCPI At
Termination
2.54% At
Termination Rec 4/22/2054 USD 6,460,000 785 (153,271) (152,486)
Total unrealized depreciation 1,773 (266,321) (264,548)
Net unrealized appreciation (17,386) 353,432 336,046
– – –
Abbreviation:
HICPXT Harmonized Index of Consumer Prices ex. Tobacco
UKRPI United Kingdom Retail Price Index
USCPI United States Consumer Price Index
Currency:
EUR Euro
GBP British pound
USD United States dollar

26 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.70% Annual
Pay 7/26/2029 EUR 18,700,000 – 106,782 106,782
– – –
3 Month STIBOR quarterly 2.39% Annual Rec 7/26/2029 SEK 204,000,000 – (107,170) (107,170)
Net unrealized depreciation – (388) (388)
– – –
As of July 31, 2024, the Fund had $1,447,941 segregated as collateral for swap contracts.
Abbreviation :
EURIBOR Euro Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
Currency:
EUR Euro
SEK Swedish krona

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

28 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(b) Swap Contracts
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 40,561,443 $ – $ 40,561,443
Collateralized Mortgage Obligations – 8,461,440 – 8,461,440
Commercial Mortgage-Backed Securities – 5,876,332 – 5,876,332
Corporate Bonds – 238,000,842 – 238,000,842
Foreign Government Securities – 15,457,220 – 15,457,220
Forward Foreign Currency Contracts – 84,920 – 84,920
Futures Contracts 4,905,896 – – 4,905,896
Inflation-linked Swaps† – 619,753 – 619,753
Interest Rate Swaps† – 106,782 – 106,782
Mortgage-Backed Securities – 162,979,400 – 162,979,400
Municipal Bonds – 3,245,337 – 3,245,337
Preferred Stock 2,402,122 – – 2,402,122
Repurchase Agreements – 15,027,812 – 15,027,812
U.S. Treasury Obligations – 82,501,969 – 82,501,969
Total Assets $ 7,308,018 $ 572,923,250 $ – $ 580,231,268
Liabilities:
Forward Foreign Currency Contracts $ – $ (169,598) $ – $ (169,598)
Futures Contracts (1,921,347) – – (1,921,347)
Inflation-linked Swaps† – (266,321) – (266,321)
Interest Rate Swaps† – (107,170) – (107,170)
Total Liabilities $ (1,921,347) $ (543,089) $ – $ (2,464,436)
Total $ 5,386,671 $ 572,380,161 $ – $ 577,766,832
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2024 (Unaudited) - Statement of Investments - 29
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Swap Contracts†
Interest rate risk Unrealized appreciation on centrally cleared swap contracts $ 726,535
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 84,920
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 4,905,896
Total $ 5,717,351

30 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Liabilities:
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts $ (373,491)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (169,598)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,921,347)
Total $ (2,464,436)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Inflation-Protected Securities Fund - July 31, 2024 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities 5.6%
Principal
Amount ($) Value ($)
Automobiles 1.1%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 255,751 256,038
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 808,781 817,271
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 893,803 896,679
1,969,988
Equipment Loans & Leases 1.1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,000,000 1,012,060
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 505,823
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 330,258 330,852
1,848,735
Financial Services 2.3%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 483,517 486,529
AMSR Trust
Series 2020-SFR1, Class D,
2.62%, 4/17/2037(a) 1,000,000 973,359
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 660,550 639,618
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 750,000 713,834
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 953,681
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 194,839
3,961,860
Other 1.1%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 371,378 326,023
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 194,531 195,114
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 53,249 53,383
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,229,018
1,803,538
Total Asset-Backed Securities
(cost $9,607,553)
9,584,121
Collateralized Mortgage Obligations 0.8%
FHLMC REMIC, Series 2296,
Class H, 6.50%, 3/15/2031 10 10
FNMA REMIC, Series 2013-
59, Class MX, 2.50%,
9/25/2042 707,806 662,947
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 733,773 674,695
Total Collateralized Mortgage Obligations
(cost $1,449,636)
1,337,652
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMIC, Series 1998-
73, Class MZ, 6.30%,
10/17/2038 54,868 50,865
Total Commercial Mortgage-Backed Security
(cost $55,057) 50,865
Mortgage-Backed Securities 0.9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,246,165 1,240,950
Pool# 773298
6.63%, 4/1/2035(b) 208,973 214,959
Pool# 745769
6.71%, 7/1/2036(b) 74,310 74,831
Total Mortgage-Backed Securities
(cost $1,539,123)
1,530,740
U.S. Government Agency Securities 4.2%
FFCB, 3.25%, 7/28/2032 5,000,000 4,650,428
FHLB, 5.37%, 9/9/2024 2,615,000 2,614,435
Total U.S. Government Agency Securities
(cost $7,659,895)
7,264,863
U.S. Treasury Obligations 87.3%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 7,156,126
3.63%, 4/15/2028 (c)(d) 5,000,000 10,295,386

32 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Inflation-Protected Securities Fund
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
2.50%, 1/15/2029 (c) 2,500,000 3,766,935
3.88%, 4/15/2029 (c) 3,300,000 6,887,452
0.63%, 2/15/2043 (c)(d) 6,850,000 7,245,505
1.38%, 2/15/2044 (c) 7,500,000 8,923,038
0.75%, 2/15/2045 (c) 3,000,000 3,093,473
1.00%, 2/15/2046 (c) 2,125,000 2,269,717
0.88%, 2/15/2047 (c) 5,000,000 5,039,452
1.00%, 2/15/2048 (c) 1,500,000 1,509,521
1.00%, 2/15/2049 (c) 1,250,000 1,225,572
0.25%, 2/15/2050 (c) 2,000,000 1,550,743
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2025 (c) 4,000,000 4,730,593
0.63%, 1/15/2026 (c) 3,000,000 3,845,920
0.13%, 7/15/2026 (c) 3,000,000 3,776,705
0.38%, 7/15/2027 (c) 10,250,000 12,599,855
1.63%, 10/15/2027 (c) 10,000,000 10,526,976
0.50%, 1/15/2028 (c) 10,500,000 12,742,913
0.88%, 1/15/2029 (c) 2,500,000 2,989,676
0.25%, 7/15/2029 (c)(d) 2,000,000 2,290,823
0.13%, 1/15/2030 (c) 8,000,000 8,942,367
0.13%, 7/15/2030 (c) 4,500,000 5,025,171
0.13%, 1/15/2031 (c) 5,250,000 5,703,358
0.13%, 7/15/2031 (c) 8,000,000 8,393,703
0.63%, 7/15/2032 (c) 6,000,000 5,935,356
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
1.38%, 7/15/2033 (c) 4,000,000 3,987,842
Total U.S. Treasury Obligations
(cost $159,942,254)
150,454,178
Total Investments
(cost $180,253,518) — 98.8%
170,222,419
Other assets in excess of
liabilities — 1.2% 2,109,305
NET ASSETS — 100.0%
$ 172,331,724
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$10,258,816 which represents 5.95% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(c) Principal amounts are not adjusted for inflation.
(d) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $7,565,954, which was collateralized
by $7,673,950 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 7.50%, and
maturity dates ranging from 8/8/2024 – 5/15/2054.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 42 9/2024 USD 8,625,422 73,696
U.S. Treasury 5 Year Note 29 9/2024 USD 3,128,828 60,649
Net contracts 134,345
As of July 31, 2024, the Fund had $58,991 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Inflation-Protected Securities Fund - July 31, 2024 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

34 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,584,121 $ – $ 9,584,121
Collateralized Mortgage Obligations – 1,337,652 – 1,337,652
Commercial Mortgage-Backed Security – 50,865 – 50,865
Futures Contracts 134,345 – – 134,345
Mortgage-Backed Securities – 1,530,740 – 1,530,740
U.S. Government Agency Securities – 7,264,863 – 7,264,863
U.S. Treasury Obligations – 150,454,178 – 150,454,178
Total $ 134,345 $ 170,222,419 $ – $ 170,356,764

Nationwide Inflation-Protected Securities Fund - July 31, 2024 (Unaudited) - Statement of Investments - 35
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 134,345
Total $ 134,345
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 9 .5%
Principal
Amount ($) Value ($)
Automobiles 5 .3%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 290,000 292,948
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 89,473 90,070
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 504,568
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 741,511
AmeriCredit Automobile
Receivables Trust
Series 2021-2, Class B,
0.69%, 1/19/2027 461,899 455,810
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 786,464
Series 2022-2, Class A3,
4.38%, 4/18/2028 435,284 432,854
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,310,244
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 710,584
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 1,000,000 1,006,592
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 894,922
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 234,230 234,706
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,425,000 1,430,716
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 527,151 529,542
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 235,541
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,367,807
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 556,082
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 104,168
DT Auto Owner Trust
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 529,691 521,135
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,018,727
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 588,347
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 155,439 154,273
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 468,283 469,781
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 243,149
Exeter Automobile
Receivables Trust
Series 2022-5A, Class B,
5.97%, 3/15/2027 743,408 743,292
Series 2023-1A, Class B,
5.72%, 4/15/2027 476,537 476,406
Series 2023-2A, Class B,
5.61%, 9/15/2027 495,000 496,010
Flagship Credit Auto Trust
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 34,744 34,402
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 847 845
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 788,148
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 655,719
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,879,865
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 923,237
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 158,164 157,106
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 325,412 324,118
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 453,129
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 845,000 856,382
LAD Auto Receivables Trust,
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 265,743
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 680,000 662,870
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 494,775
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 850,000 843,728
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 440,862
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 685,786

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 37
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-1, Class C,
5.09%, 5/15/2030 1,255,000 1,253,577
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 482,885
SBNA Auto Lease Trust,
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 350,000 350,888
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 555,000 558,626
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 440,313 439,791
Westlake Automobile
Receivables Trust, Series
2023-3A, Class C, 6.02%,
9/15/2028(a) 820,000 828,995
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 1,010,251 1,011,562
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 581,386
31,370,674
Capital Markets 0 .1%
CarMax Auto Owner Trust,
Series 2024-2, Class A3,
5.50%, 1/16/2029 350,000 355,935
Commercial Services & Supplies 0 .2%
Credit Acceptance Auto
Loan Trust, Series 2024-
2A, Class A, 5.95%,
6/15/2034(a) 1,200,000 1,218,314
Consumer Finance 0 .6%
Bridgecrest Lending Auto
Securitization Trust, Series
2024-2, Class A3, 5.84%,
6/15/2028 1,475,000 1,484,622
Carvana Auto Receivables
Trust, Series 2024-P2,
Class A3, 5.33%, 7/10/2029 365,000 368,875
Chesapeake Funding II LLC,
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 328,259 329,908
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 804,612
Santander Drive Auto
Receivables Trust, Series
2024-3, Class A3, 5.63%,
1/16/2029 680,000 685,919
3,673,936
Equipment Loans & Leases 0 .5%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 226,748 228,336
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 844,724
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 835,608
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 387,417
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 396,537 391,617
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 447,511 451,666
3,139,368
Financial Services 2 .1%
AmeriCredit Automobile
Receivables Trust, Series
2024-1, Class A3, 5.43%,
1/18/2029 605,000 609,983
BHG Securitization Trust,
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 241,827 244,820
Bridgecrest Lending Auto
Securitization Trust, Series
2024-3, Class B, 5.37%,
10/16/2028 280,000 280,685
Dell Equipment Finance Trust,
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 170,000 171,746
Enterprise Fleet Financing
LLC, Series 2024-3, Class
A4, 5.06%, 3/20/2031(a) 460,000 463,633
Exeter Automobile
Receivables Trust, Series
2024-4A, Class C, 5.48%,
8/15/2030 435,000 437,546
Frontier Issuer LLC, Series
2024-1, Class A2, 6.19%,
6/20/2054(a) 510,000 523,350
GLS Auto Receivables
Issuer Trust, Series
2024-2A, Class B, 5.77%,
11/15/2028(a) 660,000 667,034
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 615,000 619,379
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 180,000 180,970
GM Financial Revolving
Receivables Trust, Series
2024-1, Class A, 4.98%,
12/11/2036(a) 775,000 787,363
Hertz Vehicle Financing III
LLC, Series 2024-1A, Class
A, 5.44%, 1/25/2029(a) 855,000 860,023
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 435,000 438,036

38 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 440,000 443,341
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 195,951
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 242,118 245,418
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 880,000 885,186
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 170,000 170,517
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 285,093
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 445,000 449,564
SCF Equipment Leasing LLC,
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 360,674
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 405,935
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 770,000 772,368
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 79,648
Westlake Automobile
Receivables Trust, Series
2024-2A, Class A3, 5.56%,
2/15/2028(a) 380,000 381,897
Wheels Fleet Lease Funding 1
LLC, Series 2024-1A, Class
A1, 5.49%, 2/18/2039(a) 465,000 468,614
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 690,000 712,292
12,141,066
Other 0 .6%
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 365,620 332,074
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 43,432 43,366
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 810,000 823,437
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 55,781 55,384
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,226,891
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,165,000 1,146,989
3,628,141
Student Loan 0 .1%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 186,690 180,801
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 195,020 182,870
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 70,270 64,282
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 64,216 63,149
491,102
Total Asset-Backed Securities
(cost $55,980,692)
56,018,536
Collateralized Mortgage Obligations 4 .0%
FHLMC REMIC
Series 5065, Class HI, IO,
4.82%, 4/15/2042(b) 1,584,747 255,462
Series 5115, Class FD,
4.00%, 8/15/2043(b) 1,732,231 1,648,148
Series 5065, Class EI, IO,
5.38%, 11/25/2044(b) 348,301 68,142
Series 5094, Class , IO,
1.46%, 12/15/2048(b) 821,988 57,380
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 107,479 4,082
FNMA REMIC
Series 2004-29, Class PS,
IO, 2.14%, 5/25/2034(b) 859,863 99,407
Series 2016-32, Class SA,
IO, 0.64%, 10/25/2034(b) 3,921,107 319,522
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,765,257 306,493
Series 2010-57, Class SA,
IO, 0.99%, 6/25/2040(b) 1,201,964 115,783
Series 2010-63, Class SA,
IO, 1.04%, 6/25/2040(b) 1,029,914 96,513
Series 2010-118, Class SN,
IO, 1.14%, 10/25/2040(b) 5,259,726 714,851
Series 2013-117, Class Z,
3.50%, 11/25/2043 5,263,907 4,919,821
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 256,988 36,212

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 39
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 204,420 33,038
Series 2021-24, Class , IO,
1.12%, 3/25/2059(b) 3,633,191 218,259
GNMA REMIC
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 4,018,201 4,247,157
Series 2020-34, Class , IO,
5.00%, 12/20/2039 1,892,071 353,517
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,477,313 517,083
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 421,705 27,780
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 146,296 13,882
Series 2012-H20, Class PT,
6.01%, 7/20/2062(b) 122,235 121,833
Series 2018-H02, Class ZJ,
4.31%, 10/20/2064(b) 472,871 463,789
Series 2017-H12, Class EZ,
5.41%, 6/20/2066(b) 129,122 128,528
Series 2017-H13, Class JZ,
5.08%, 5/20/2067(b) 117,400 117,916
Series 2017-H22, Class FD,
5.64%, 11/20/2067(b) 16,489 16,311
Series 2017-H25, Class FD,
5.59%, 12/20/2067(b) 33,930 33,532
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 503,923 2,874
Series 2019-H01, Class FT,
5.84%, 10/20/2068(b) 683,265 681,439
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,637,187 4,384,693
Series 2019-H05, Class FT,
5.63%, 4/20/2069(b) 532,392 532,051
Series 2019-H13, Class FT,
5.65%, 8/20/2069(b) 75,674 75,538
Series 2019-H18, Class DF,
5.84%, 10/20/2069(b) 216,723 215,336
Series 2021-H03, Class ,
IO, 4.14%, 4/20/2070(b) 3,920,093 18,734
Series 2022-H09, Class GF,
6.04%, 4/20/2072(b) 2,094,700 2,083,537
Series 2022-H22, Class FE,
6.38%, 9/20/2072(b) 753,059 755,501
Total Collateralized Mortgage Obligations
(cost $24,222,192)
23,684,144
Commercial Mortgage-Backed Securities 4 .6%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 909,429
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,786,363
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,261,650
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 245,818
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,296,107
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.58%, 10/15/2037(a)(b) 1,095,000 1,089,525
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,271,303
BPR Trust
Series 2022-OANA, Class
A, 7.23%, 4/15/2037(a)(b) 605,000 604,622
Series 2021-NRD, Class A,
6.85%, 12/15/2038(a)(b) 815,000 796,688
BX Trust, Series 2024-
VLT4, Class A, 6.82%,
7/15/2029(a)(b) 480,000 479,194
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 832,199
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 75,775 73,810
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 678,188
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 297,365
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 915,239
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 404,218
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 476,572 34,214
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,762,706 113,412
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,865,021 99,886
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,240,674 129,822
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,427,562 128,295
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,994,281 36,304
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 961,076 54,407
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,790,606 226,023
Series K146, Class X1, IO,
0.23%, 6/25/2054(b) 5,007,053 87,700
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,598,614 60,175
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,476,048 32,827

40 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMIC
Series 2020-M33, Class X,
IO, 2.00%, 6/25/2028(b) 683,519 26,852
Series 2020-M37, Class X,
IO, 1.03%, 4/25/2032(b) 1,194,790 52,341
Series 2020-M43, Class X1,
IO, 1.90%, 8/25/2034(b) 4,871,881 323,969
Series 2020-M36, Class X1,
IO, 1.45%, 9/25/2034(b) 867,605 49,772
GNMA REMIC
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 8,907,166 271,371
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 796,929 47,073
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,768,888 160,810
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,688,801 212,858
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,657,425 202,566
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,452,927 155,863
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,397,780 92,706
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,136,929 131,988
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,943,513 202,139
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,265,687 176,992
Series 2021-144, Class , IO,
0.83%, 4/16/2063(b) 3,821,640 232,374
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,962,566 197,419
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,409,010 237,892
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,844,728 261,928
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 3,999,292 226,603
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 665,011 48,121
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,744,650 253,567
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,587,252 209,571
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,023,934 121,472
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,448,835 142,307
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 348,458
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,031,131 839,350
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 371,759
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,898,955
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 769,024
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.88%, 2/15/2039(a)(b) 1,495,000 1,469,271
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 599,090 359,454
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,852,959
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,313,994
Total Commercial Mortgage-Backed
Securities
(cost $29,302,209) 27,206,561
Corporate Bonds 32 .1%
Aerospace & Defense 0 .1%
Boeing Co. (The) ,
6.86%, 5/1/2054(a) 305,000 322,887
Air Freight & Logistics 0 .1%
United Parcel Service, Inc. ,
5.50%, 5/22/2054 635,000 641,821
Automobile Components 0 .2%
Aptiv plc ,
3.10%, 12/1/2051 510,000 317,765
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,031,428
1,349,193
Automobiles 0 .5%
Mercedes-Benz Finance North
America LLC ,
4.80%, 8/1/2029(a) 1,335,000 1,340,436
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a)(c) 1,650,000 1,669,139
3,009,575
Banks 6 .5%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c)(d) 500,000 511,660
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 690,000 707,467
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(c)(d) 205,000 215,776
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 717,274

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Australia & New Zealand
Banking Group Ltd. ,
4.90%, 7/16/2027(c) 1,085,000 1,096,934
Banco Bilbao Vizcaya
Argentaria SA ,
5.38%, 3/13/2029 600,000 613,269
Banco Santander SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.54%, 3/14/2030(d) 800,000 810,479
5.44%, 7/15/2031 1,400,000 1,423,682
Bank of America NA ,
5.53%, 8/18/2026(c) 1,010,000 1,025,574
Bank of Ireland Group plc ,
(SOFR + 1.62%), 5.60%,
3/20/2030(a)(d) 1,230,000 1,244,719
Bank of Montreal ,
5.51%, 6/4/2031(c) 1,420,000 1,464,151
Bank of Nova Scotia (The) ,
5.45%, 8/1/2029(c) 865,000 890,728
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 895,000 904,091
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(c) 1,445,000 1,463,144
Citibank NA ,
4.84%, 8/6/2029 715,000 718,503
Citizens Financial Group, Inc. ,
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 1,320,000 1,336,255
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 395,000 377,436
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d) 295,000 295,746
Credit Agricole SA ,
5.37%, 3/11/2034(a) 985,000 998,085
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(d) 955,000 950,197
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c)(d) 270,000 273,109
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(d) 1,115,000 1,065,459
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a)(c) 400,000 410,314
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d) 565,000 573,813
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC USA, Inc. ,
5.63%, 3/17/2025(c) 925,000 926,676
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 475,000 493,659
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(d) 515,000 524,398
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 1,100,000 1,115,437
KeyBank NA ,
5.85%, 11/15/2027 690,000 699,183
Morgan Stanley Bank NA ,
5.88%, 10/30/2026(c) 965,000 987,174
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 1,680,000 1,710,061
National Bank of Canada ,
5.60%, 12/18/2028 410,000 422,482
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.20%), 5.49%,
5/14/2030(c)(d) 835,000 855,480
Royal Bank of Canada ,
(SOFR + 1.10%), 4.97%,
8/2/2030(c)(d) 2,185,000 2,203,642
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d) 540,000 553,288
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
7.13%, 1/19/2055(a)(c)(d) 670,000 661,230
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(d) 1,035,000 1,110,831
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 675,000 681,834
Swedbank AB ,
6.14%, 9/12/2026(a)(c) 510,000 521,120
5.41%, 3/14/2029(a)(c) 725,000 737,712
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 590,000 635,514
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 1,090,000 1,054,207
US Bancorp ,
(SOFR + 1.25%), 5.10%,
7/23/2030(d) 1,010,000 1,018,947
Westpac Banking Corp. ,
5.05%, 4/16/2029(c) 1,245,000 1,270,789
38,271,529

42 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0 .2%
Coca-Cola Co. (The) ,
5.30%, 5/13/2054(c) 620,000 630,896
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a)(c) 400,000 407,487
1,038,383
Capital Markets 4 .5%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 905,000 841,519
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a) 855,000 865,066
Ares Capital Corp. ,
7.00%, 1/15/2027(c) 450,000 464,417
5.95%, 7/15/2029 410,000 411,300
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 300,000 215,225
Ares Strategic Income Fund ,
6.35%, 8/15/2029(a) 590,000 594,734
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 571,842
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(d) 805,000 806,616
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 1,395,000 1,412,457
BlackRock Funding, Inc. ,
5.35%, 1/8/2055 925,000 927,243
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 410,000 413,061
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 120,000 117,694
4.25%, 1/15/2026 385,000 377,507
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 305,000 318,207
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 560,000 592,486
6.60%, 9/15/2029(a) 240,000 242,058
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 625,000 609,472
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 1,010,000 1,005,403
Brookfield Finance, Inc. ,
5.68%, 1/15/2035 955,000 971,112
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 468,207
Deutsche Bank AG ,
5.41%, 5/10/2029 445,000 453,920
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 363,043
6.88%, 8/15/2029(c) 950,000 962,665
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 1,055,000 1,062,448
Goldman Sachs BDC, Inc. ,
6.38%, 3/11/2027 115,000 117,566
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(d) 1,300,000 1,306,269
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 1,765,000 1,773,669
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(c) 695,000 648,816
6.00%, 7/15/2029(c) 195,000 194,684
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 770,545
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a) 760,000 764,873
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 688,560
6.20%, 4/14/2034 550,000 570,791
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 2,000
Main Street Capital Corp. ,
3.00%, 7/14/2026 345,000 326,295
6.50%, 6/4/2027 585,000 593,263
Moody's Corp. ,
5.00%, 8/5/2034 270,000 270,113
Morgan Stanley ,
(SOFR + 1.56%), 5.32%,
7/19/2035(c)(d) 945,000 952,788
New Mountain Finance Corp. ,
6.88%, 2/1/2029 245,000 244,879
Nomura Holdings, Inc. ,
5.78%, 7/3/2034(c) 410,000 421,462
Oaktree Strategic Credit Fund ,
6.50%, 7/23/2029(a) 375,000 376,641
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 575,000 583,064
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 415,000 418,473
UBS AG ,
5.00%, 7/9/2027 415,000 417,118
26,509,571
Chemicals 0 .4%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 399,616
LYB International Finance III
LLC ,
5.50%, 3/1/2034(c) 1,145,000 1,160,601
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 515,000 528,340
2,088,557
Commercial Services & Supplies 0 .1%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 803,441
6.32%, 12/4/2028(a) 35,000 36,719
840,160

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 1 .7%
American Express Co. ,
(SOFR + 1.09%), 5.53%,
4/25/2030(c)(d) 550,000 566,310
American Honda Finance
Corp. ,
5.05%, 7/10/2031 1,355,000 1,372,090
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 685,000 714,210
(SOFR + 2.64%), 6.31%,
6/8/2029(c)(d) 180,000 186,688
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(c) 520,000 525,095
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a)(c) 105,000 102,908
6.50%, 3/10/2028(a) 245,000 253,275
5.95%, 6/11/2029(a) 260,000 264,045
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 400,765
John Deere Capital Corp. ,
4.90%, 3/7/2031 810,000 822,770
Series MTN1, 5.05%,
6/12/2034(c) 715,000 726,920
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 774,599
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,430,000 1,439,934
Synchrony Financial ,
4.88%, 6/13/2025 165,000 163,705
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d) 545,000 548,359
Toyota Motor Credit Corp. ,
5.05%, 5/16/2029 1,240,000 1,266,705
10,128,378
Containers & Packaging 0 .4%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 538,617
Amcor Group Finance plc ,
5.45%, 5/23/2029 1,770,000 1,804,793
2,343,410
Distributors 0 .1%
LKQ Corp. ,
5.75%, 6/15/2028(c) 510,000 521,842
Diversified REITs 0 .2%
GLP Capital LP ,
5.63%, 9/15/2034 1,460,000 1,453,652
Diversified Telecommunication Services 0 .1%
Verizon Communications, Inc. ,
5.50%, 2/23/2054 640,000 641,691
Electric Utilities 1 .4%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 532,263
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(d) 765,000 711,941
Duke Energy Corp. ,
5.80%, 6/15/2054 630,000 630,277
Edison International ,
4.70%, 8/15/2025 1,080,000 1,073,320
Electricite de France SA ,
5.95%, 4/22/2034(a)(c) 1,245,000 1,294,987
Entergy Corp. ,
0.90%, 9/15/2025(c) 555,000 530,513
Eversource Energy ,
5.95%, 2/1/2029(c) 380,000 395,454
Florida Power & Light Co. ,
5.60%, 6/15/2054 630,000 655,838
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 622,843
Southern Co. (The) ,
5.50%, 3/15/2029 575,000 593,181
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,159,150
8,199,767
Electronic Equipment, Instruments & Components 0 .5%
Arrow Electronics, Inc. ,
5.88%, 4/10/2034(c) 410,000 414,365
CDW LLC ,
3.28%, 12/1/2028 665,000 615,058
Flex Ltd. ,
6.00%, 1/15/2028(c) 585,000 601,929
Tyco Electronics Group SA ,
4.63%, 2/1/2030 1,040,000 1,042,588
2,673,940
Entertainment 0 .2%
Netflix, Inc. ,
5.40%, 8/15/2054 275,000 277,669
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 688,450
966,119
Financial Services 2 .4%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 120,000 120,915
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,068,863
Essent Group Ltd. ,
6.25%, 7/1/2029(c) 1,010,000 1,031,048
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 849,541
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026(c) 2,380,000 2,400,962
National Rural Utilities
Cooperative Finance Corp. ,
5.15%, 6/15/2029 1,185,000 1,211,320

44 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 580,000 597,520
5.13%, 7/29/2029(a) 1,175,000 1,188,222
NMI Holdings, Inc. ,
6.00%, 8/15/2029(c) 500,000 503,474
NTT Finance Corp. ,
5.11%, 7/2/2029(a)(c) 2,010,000 2,041,688
ORIX Corp. ,
3.25%, 12/4/2024(c) 635,000 629,845
PayPal Holdings, Inc. ,
5.15%, 6/1/2034 940,000 950,042
Radian Group, Inc. ,
6.20%, 5/15/2029(c) 660,000 681,124
Synchrony Bank ,
5.40%, 8/22/2025 890,000 887,725
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 221,340
14,383,629
Gas Utilities 0 .2%
Brooklyn Union Gas Co.
(The) ,
6.42%, 7/18/2054(a)(c) 910,000 932,037
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 507,862
1,439,899
Ground Transportation 0 .3%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 394,616
5.25%, 7/1/2029(a) 765,000 774,312
Ryder System, Inc. ,
4.95%, 9/1/2029 565,000 566,024
1,734,952
Health Care Equipment & Supplies 0 .2%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(c) 1,050,000 1,049,575
Health Care Providers & Services 0 .6%
CVS Health Corp. ,
5.70%, 6/1/2034(c) 455,000 464,270
Health Care Service Corp. ,
5.88%, 6/15/2054(a) 440,000 442,825
McKesson Corp. ,
1.30%, 8/15/2026 265,000 247,417
UnitedHealth Group, Inc. ,
5.38%, 4/15/2054(c) 625,000 620,199
5.63%, 7/15/2054(c) 1,420,000 1,455,948
3,230,659
Health Care REITs 0 .1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 402,681
Health Care Technology 0 .1%
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 439,787
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0 .2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 319,974
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 380,000 386,538
5.25%, 6/30/2029(c) 705,000 712,057
1,418,569
Household Durables 0 .2%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 600,000 515,629
Whirlpool Corp. ,
5.75%, 3/1/2034 415,000 418,671
934,300
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) ,
3.30%, 7/15/2025(a)(c) 795,000 777,888
Industrial Conglomerates 0 .3%
Honeywell International, Inc. ,
5.00%, 3/1/2035 1,940,000 1,963,688
Industrial REITs 0 .2%
Prologis LP ,
5.00%, 1/31/2035 970,000 969,643
Insurance 4 .2%
Allstate Corp. (The) ,
5.05%, 6/24/2029(c) 340,000 344,635
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 637,545
Athene Global Funding ,
5.35%, 7/9/2027(a) 1,610,000 1,624,215
2.50%, 3/24/2028(a) 420,000 382,675
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 955,000 938,036
5.55%, 4/9/2027(a) 1,005,000 1,012,377
Chubb INA Holdings LLC ,
4.65%, 8/15/2029 1,465,000 1,470,099
CNO Global Funding ,
2.65%, 1/6/2029(a) 990,000 885,525
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 962,891
5.20%, 6/24/2029(a)(c) 800,000 814,281
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 960,177
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 876,321
5.88%, 6/10/2027(a)(c) 555,000 560,689
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 1,135,000 1,063,011
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 519,506
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 560,000 550,407
3.88%, 6/11/2025(a) 195,000 192,315
Markel Group, Inc. ,
6.00%, 5/16/2054 745,000 755,376

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
5.30%, 12/15/2034(c) 1,770,000 1,812,262
New York Life Global Funding ,
5.00%, 6/6/2029(a) 955,000 973,438
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
5.95%, 4/16/2054(a)(d) 1,265,000 1,282,364
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,104,709
Protective Life Global
Funding ,
5.22%, 6/12/2029(a) 510,000 518,623
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 820,000 838,779
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a) 1,270,000 1,243,269
RGA Global Funding ,
2.70%, 1/18/2029(a) 380,000 348,365
5.45%, 5/24/2029(a) 290,000 296,912
SiriusPoint Ltd. ,
7.00%, 4/5/2029(c) 690,000 720,424
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(c) 560,000 499,238
Unum Group ,
6.00%, 6/15/2054 520,000 513,002
24,701,466
IT Services 0 .2%
DXC Technology Co. ,
2.38%, 9/15/2028(c) 1,160,000 1,030,407
Leisure Products 0 .0%
†
Hasbro, Inc. ,
6.05%, 5/14/2034(c) 220,000 224,883
Machinery 0 .2%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025(c) 575,000 568,265
Daimler Truck Finance North
America LLC ,
5.38%, 6/25/2034(a) 875,000 884,190
1,452,455
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 1,745,000 1,783,821
Metals & Mining 0 .4%
ArcelorMittal SA ,
6.35%, 6/17/2054 1,270,000 1,267,794
Glencore Funding LLC ,
5.89%, 4/4/2054(a) 795,000 778,072
2,045,866
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0 .6%
Ameren Corp. ,
5.00%, 1/15/2029(c) 310,000 311,873
Ameren Illinois Co. ,
5.55%, 7/1/2054 720,000 721,785
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029(c) 615,000 627,412
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 597,197
NiSource, Inc. ,
5.20%, 7/1/2029(c) 840,000 852,851
Puget Sound Energy, Inc. ,
5.69%, 6/15/2054(c) 380,000 388,576
3,499,694
Office REITs 0 .1%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 570,000 514,195
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 305,857
820,052
Oil, Gas & Consumable Fuels 0 .9%
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034 875,000 889,694
Kinder Morgan, Inc. ,
5.95%, 8/1/2054 925,000 927,836
Occidental Petroleum Corp. ,
6.05%, 10/1/2054(c) 1,425,000 1,432,643
Phillips 66 Co. ,
5.65%, 6/15/2054 770,000 757,933
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 789,314
Whistler Pipeline LLC ,
5.95%, 9/30/2034(a) 335,000 339,877
5,137,297
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
5.00%, 2/14/2034(c) 525,000 527,291
Pharmaceuticals 0 .3%
Royalty Pharma plc ,
5.90%, 9/2/2054(c) 1,270,000 1,263,504
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 720,000 729,707
1,993,211
Professional Services 0 .1%
Equifax, Inc. ,
5.10%, 6/1/2028(c) 825,000 834,407
Retail REITs 0 .1%
Agree LP ,
5.63%, 6/15/2034 330,000 335,055
Semiconductors & Semiconductor Equipment 0 .5%
Broadcom, Inc. ,
5.05%, 7/12/2029 1,855,000 1,877,848

46 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 480,112
Qorvo, Inc. ,
1.75%, 12/15/2024 320,000 314,505
2,672,465
Specialty Retail 0 .7%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 793,711
4.50%, 10/1/2025 675,000 668,298
AutoZone, Inc. ,
5.40%, 7/15/2034(c) 1,440,000 1,456,950
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 514,096
Home Depot, Inc. (The) ,
5.30%, 6/25/2054(c) 590,000 587,108
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 315,000 321,193
4,341,356
Technology Hardware, Storage & Peripherals 0 .1%
NetApp, Inc. ,
1.88%, 6/22/2025(c) 535,000 518,628
Tobacco 0 .3%
Imperial Brands Finance plc ,
5.50%, 2/1/2030(a) 2,005,000 2,024,031
Trading Companies & Distributors 0 .8%
Air Lease Corp. ,
5.20%, 7/15/2031(c) 1,060,000 1,059,395
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 813,693
6.50%, 7/18/2028(a)(c) 155,000 160,506
5.95%, 2/15/2029(a) 285,000 290,362
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 1,100,000 1,104,461
GATX Corp. ,
5.40%, 3/15/2027 325,000 329,034
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 1,170,000 1,191,792
4,949,243
Wireless Telecommunication Services 0 .1%
Vodafone Group plc ,
5.75%, 6/28/2054(c) 715,000 709,590
Total Corporate Bonds
(cost $193,388,812)
189,346,963
Mortgage-Backed Securities 17 .3%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,233,520 992,562
Pool# SD8200
2.50%, 3/1/2052 1,963,660 1,659,990
Pool# SD8205
2.50%, 4/1/2052 17,890,937 15,114,901
Pool# QE0012
2.50%, 4/1/2052 1,672,172 1,411,927
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QE0764
3.00%, 4/1/2052 4,985,113 4,353,545
Pool# QE2352
2.50%, 5/1/2052 1,283,536 1,082,348
Pool# SD8219
2.50%, 6/1/2052 1,037,744 871,894
Pool# QE4044
2.50%, 6/1/2052 571,455 481,503
Pool# SD2088
3.50%, 6/1/2052 9,603,104 8,713,597
Pool# SD8234
2.50%, 8/1/2052 5,397,476 4,554,402
Pool# SD8271
2.50%, 10/1/2052 918,031 769,560
Pool# QF1212
4.00%, 10/1/2052 4,197,264 3,938,200
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,152,937 1,215,194
Pool# AN8477
3.40%, 2/1/2033 1,958,652 1,815,606
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,696,642
Pool# BF0673
2.50%, 6/1/2062 3,200,042 2,584,494
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,255,023 1,119,565
Pool# MA3275
3.00%, 2/1/2048 1,101,834 982,220
Pool# MA4562
2.00%, 3/1/2052 2,024,355 1,629,381
Pool# CB3496
3.00%, 5/1/2052 5,204,514 4,551,475
Pool# MA4623
2.50%, 6/1/2052 583,138 489,700
Pool# BU8730
2.50%, 6/1/2052 333,451 281,570
Pool# MA4624
3.00%, 6/1/2052 1,079,805 942,133
Pool# FS5493
2.50%, 7/1/2052 3,917,571 3,311,069
Pool# MA4652
2.50%, 7/1/2052 378,616 319,355
Pool# MA4653
3.00%, 7/1/2052 5,013,177 4,381,641
Pool# MA4743
2.50%, 8/1/2052 360,725 304,240
Pool# FS3497
3.50%, 8/1/2052 4,854,654 4,410,791
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
5.50%, 9/25/2054 4,100,000 4,107,081
6.00%, 9/25/2054 5,500,000 5,577,348
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 4,707 4,750
Pool# 399109
7.50%, 2/15/2027 2,078 2,080
Pool# 445661
7.50%, 7/15/2027 1,342 1,345

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 443887
7.50%, 8/15/2027 2,313 2,319
Pool# 455381
7.50%, 8/15/2027 1,236 1,238
Pool# 450591
7.50%, 8/15/2027 146 146
Pool# 453295
7.50%, 8/15/2027 67 67
Pool# 446699
6.00%, 8/15/2028 3,321 3,362
Pool# 482748
6.00%, 9/15/2028 17,658 17,839
Pool# 781029
6.50%, 5/15/2029 24,603 25,248
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 5,047,255 4,503,453
Pool# MA8098
3.00%, 6/20/2052 4,799,467 4,282,363
Pool# MA8192
4.00%, 8/20/2052 2,013,911 1,866,885
Pool# MA8260
4.00%, 9/20/2052 906,675 840,401
Pool# MA8261
4.50%, 9/20/2052 668,632 638,505
Pool# MA8418
4.50%, 11/20/2052 454,629 434,144
Pool# MA8801
5.50%, 4/20/2053 2,939,785 2,949,090
Total Mortgage-Backed Securities
(cost $104,000,006)
102,237,169
U.S. Treasury Obligations 30 .5%
U.S. Treasury Bonds
3.38%, 8/15/2042 1,495,000 1,303,804
3.88%, 2/15/2043 2,670,000 2,488,836
3.88%, 5/15/2043 5,420,000 5,043,988
4.38%, 8/15/2043 10,030,000 9,981,025
4.75%, 11/15/2043 9,430,000 9,848,456
4.50%, 2/15/2044 13,030,000 13,160,300
4.63%, 5/15/2044 (c) 3,040,000 3,122,175
2.25%, 8/15/2049 9,000,000 6,014,883
4.25%, 2/15/2054 (c) 4,595,000 4,518,895
U.S. Treasury Notes
4.25%, 1/31/2026 (c) 12,395,000 12,354,813
4.63%, 2/28/2026 4,975,000 4,987,826
4.88%, 4/30/2026 15,460,000 15,588,632
4.88%, 10/31/2028 28,190,000 29,179,954
4.25%, 2/28/2029 3,775,000 3,824,399
4.13%, 3/31/2029 10,905,000 10,987,639
4.63%, 4/30/2029 25,285,000 26,027,747
4.25%, 6/30/2029 11,615,000 11,775,614
4.00%, 2/15/2034 7,535,000 7,503,212
4.38%, 5/15/2034 2,150,000 2,205,094
Total U.S. Treasury Obligations
(cost $179,483,858)
179,917,292
Short-Term Investment 0 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0 .1%
U.S. Treasury Bills, 5.32%,
9/17/2024(f) 500,000 496,559
Total Short-Term Investment
(cost $496,584)
496,559
Repurchase Agreements 3 .5%
CF Secured, LLC
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $12,528,883,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$12,779,464. (g) 12,527,024 12,527,024
HSBC Securities, Inc.
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,000,592,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$4,080,603. (g) 4,000,000 4,000,000
Societe Generale
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,000,593,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $4,080,002.
(g) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $20,527,024)
20,527,024
Total Investments
(cost $607,401,377) — 101.6%
599,434,248
Liabilities in excess of other
assets — (1.6)% (9,433,627)
NET ASSETS — 100.0%
$ 590,000,621

48 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$116,936,868 which represents 19.82% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(c) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $38,927,595, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,527,024 and by $19,403,118 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.35%, and maturity dates ranging
from 8/8/2024 – 11/15/2053, a total value of $39,930,142.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2024.
(e) Security in default.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $20,527,024.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 49
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 30 9/2024 USD 3,236,719 62,756
U.S. Treasury 10 Year Ultra Note 20 9/2024 USD 2,311,562 74,023
U.S. Treasury Long Bond 111 9/2024 USD 13,406,719 445,159
U.S. Treasury Ultra Bond 101 9/2024 USD 12,924,844 435,252
Net contracts 1,017,190
As of July 31, 2024, the Fund had $1,445,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

50 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Loomis Core Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 51
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 56,018,536 $ – $ 56,018,536
Collateralized Mortgage Obligations – 23,684,144 – 23,684,144
Commercial Mortgage-Backed Securities – 27,206,561 – 27,206,561
Corporate Bonds – 189,346,963 – 189,346,963
Futures Contracts 1,017,190 – – 1,017,190
Mortgage-Backed Securities – 102,237,169 – 102,237,169
Repurchase Agreements – 20,527,024 – 20,527,024
Short-Term Investment – 496,559 – 496,559
U.S. Treasury Obligations – 179,917,292 – 179,917,292
Total $ 1,017,190 $ 599,434,248 $ – $ 600,451,438

52 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,017,190
Total $ 1,017,190
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 53
Asset-Backed Securities 30.7%
Principal
Amount ($) Value ($)
Automobiles 14.0%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 116,595 116,392
Series 2023-1, Class A3,
5.46%, 5/15/2028 215,000 216,125
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 205,000 207,084
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 58,502 58,892
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 348,152
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 251,100
Series 2022-2, Class A3,
4.38%, 4/18/2028 146,490 145,672
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 59,364 59,376
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 350,000 355,292
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 62,879 62,814
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 145,973
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 300,000 301,978
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 449,080
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 9,405 9,369
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 524,954
Carvana Auto Receivables
Trust, Series 2023-
P1, Class A3, 5.98%,
12/10/2027(a) 25,000 25,100
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 308,661 310,061
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 120,000 120,276
Credit Acceptance Auto
Loan Trust, Series 2023-
2A, Class B, 6.61%,
7/15/2033(a) 130,000 132,436
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
DT Auto Owner Trust
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 160,588
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 259,271
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 75,039 74,477
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 210,000 210,524
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 45,000 45,154
Series 2023-1A, Class B,
5.72%, 4/15/2027 294,807 294,726
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 438,186
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 339,174
Flagship Credit Auto Trust
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 296 296
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 214,136
Ford Credit Auto Owner Trust,
Series 2023-A, Class A3,
4.65%, 2/15/2028 200,000 199,240
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 51,061 50,719
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 312,156
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 89,612
Series 2023-3, Class A3,
5.45%, 6/16/2028 160,000 161,252
Harley-Davidson Motorcycle
Trust, Series 2023-B, Class
A4, 5.78%, 4/15/2031 170,000 173,610
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 295,000 298,974
Honda Auto Receivables
Owner Trust
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 189,864
Series 2023-3, Class A3,
5.41%, 2/18/2028 430,000 432,837

54 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Lease
Securitization Trust, Series
2024-A, Class A4, 5.07%,
2/15/2028(a) 140,000 140,501
Hyundai Auto Receivables
Trust, Series 2023-B, Class
A3, 5.48%, 4/17/2028 145,000 146,033
LAD Auto Receivables Trust,
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,988
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 520,198 525,654
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 330,000 330,716
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 118,866
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 209,584
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 499,772
Santander Drive Auto
Receivables Trust
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 470,838
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 114,870
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,241
SBNA Auto Lease Trust,
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 175,000 175,444
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 530,000 533,463
Toyota Auto Receivables
Owner Trust, Series
2023-C, Class A3, 5.16%,
4/17/2028 150,000 150,451
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 430,000 428,969
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 206,678 206,432
VStrong Auto Receivables
Trust, Series 2023-A, Class
A3, 6.87%, 11/15/2027(a) 670,000 677,420
Westlake Automobile
Receivables Trust, Series
2023-3A, Class C, 6.02%,
9/15/2028(a) 560,000 566,143
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 610,640 611,433
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 185,653
14,106,393
Consumer Finance 1.4%
Bridgecrest Lending Auto
Securitization Trust, Series
2024-2, Class A3, 5.84%,
6/15/2028 300,000 301,957
Carvana Auto Receivables
Trust, Series 2024-P2,
Class A3, 5.33%, 7/10/2029 155,000 156,646
Chesapeake Funding II LLC,
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 147,479 148,219
GM Financial Automobile
Leasing Trust, Series
2024-1, Class A3, 5.09%,
3/22/2027 265,000 265,395
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 210,000 211,512
Santander Drive Auto
Receivables Trust, Series
2024-3, Class A3, 5.63%,
1/16/2029 285,000 287,481
1,371,210
Credit Card 0.2%
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 105,000 105,892
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 126,683
232,575
Equipment Loans & Leases 3.0%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 115,786 116,597
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 180,222 180,971
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 840,611
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 740,000 741,423
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 144,92 4

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 55
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 130,636 130,562
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 271,695
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 258,210 255,007
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 309,815 312,692
2,994,482
Financial Services 10.0%
ACHV ABS TRUST, Series
2024-1PL, Class A, 5.90%,
4/25/2031(a) 66,584 66,922
Affirm Asset Securitization
Trust
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 548,387
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 96,218 96,401
American Credit Acceptance
Receivables Trust, Series
2024-3, Class A, 5.76%,
11/12/2027(a) 120,000 120,131
AmeriCredit Automobile
Receivables Trust, Series
2024-1, Class A3, 5.43%,
1/18/2029 305,000 307,512
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 100,000 100,029
BHG Securitization Trust,
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 114,318 115,733
BMW Vehicle Owner Trust,
Series 2024-A, Class A3,
5.18%, 2/26/2029 265,000 267,941
BofA Auto Trust, Series
2024-1A, Class A3, 5.35%,
11/15/2028(a) 100,000 101,138
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 613,910
Bridgecrest Lending Auto
Securitization Trust, Series
2024-3, Class B, 5.37%,
10/16/2028 45,000 45,110
Carmax Auto Owner Trust,
Series 2024-3, Class A3,
4.89%, 7/16/2029 150,000 150,262
Chase Auto Owner Trust,
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 315,000 318,121
Enterprise Fleet Financing
LLC, Series 2024-2, Class
A3, 5.61%, 4/20/2028(a) 165,000 168,143
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
Exeter Automobile
Receivables Trust, Series
2024-4A, Class C, 5.48%,
8/15/2030 65,000 65,380
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 95,000 95,040
Series 2024-2A, Class A3,
5.64%, 1/18/2028(a) 480,000 482,615
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 260,000 261,851
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 90,000 90,485
GreenSky Home Improvement
Trust, Series 2024-1, Class
A2, 5.88%, 7/25/2059(a) 295,000 295,059
Harley-Davidson Motorcycle
Trust, Series 2024-A, Class
A3, 5.37%, 3/15/2029 335,000 339,108
Hertz Vehicle Financing III
LLC, Series 2024-1A, Class
A, 5.44%, 1/25/2029(a) 130,000 130,764
Hilton Grand Vacations Trust,
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 189,266 193,578
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 220,000 221,535
Hyundai Auto Lease
Securitization Trust, Series
2024-B, Class A3, 5.41%,
5/17/2027(a) 320,000 322,711
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 150,000 150,010
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 185,000 186,404
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 146,639
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 121,059 122,709
Nissan Auto Receivables
Owner Trust, Series
2024-A, Class A3, 5.28%,
12/15/2028 465,000 470,967
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 370,000 372,181
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 135,000 135,129
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,183

56 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 100,665
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 155,000 156,590
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 65,000 65,157
SCF Equipment Leasing LLC,
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 110,000 110,498
SFS Auto Receivables
Securitization Trust, Series
2024-2A, Class A3, 5.33%,
11/20/2029(a) 115,000 116,716
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 330,000 331,015
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 269,124
Verizon Master Trust, Series
2024-4, Class A1A, 5.21%,
6/20/2029 575,000 579,682
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 40,000 40,328
Westlake Automobile
Receivables Trust
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 90,000 90,054
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 165,824
Wheels Fleet Lease Funding 1
LLC, Series 2024-1A, Class
A1, 5.49%, 2/18/2039(a) 225,000 226,749
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 66,146
World Omni Auto Receivables
Trust, Series 2024-B, Class
A3, 5.27%, 9/17/2029 235,000 238,199
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,316
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 170,000 175,492
10,066,643
Other 1.7%
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 248,905
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 60,760 60,974
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 117,237 106,480
BHG Securitization Trust
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 30,885 30,838
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 226,002 233,408
Hilton Grand Vacations Trust,
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 147,546 150,587
Marlette Funding Trust
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 66,775 66,799
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 70,494 70,558
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 407,455
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 390,000 383,970
1,759,974
Student Loan 0.4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 123,805 119,900
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 79,166 70,815
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 27,885 25,509
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 255,547 226,439
442,663
Total Asset-Backed Securities
(cost $30,912,589)
30,973,940
Collateralized Mortgage Obligations 0.3%
FHLMC REMIC, Series 3721,
Class PE, 3.50%, 9/15/2040 36,694 35,598
FNMA REMIC
Series 2012-100, Class WA,
1.50%, 9/25/2027 46,434 44,417
Series 2012-93, Class DP,
1.50%, 9/25/2027 38,574 36,970
GNMA REMIC
Series 2009-104, Class KE,
2.50%, 8/16/2039 923 918
Series 2011-39, Class NE,
3.50%, 9/16/2039 32,476 32,364
Series 2010-H22, Class FE,
5.79%, 5/20/2059(b) 5,777 5,736

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 57
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2011-H11, Class FA,
5.94%, 3/20/2061(b) 62,833 62,732
Series 2012-H18, Class NA,
5.96%, 8/20/2062(b) 19,592 19,542
Series 2016-H13, Class FT,
6.02%, 5/20/2066(b) 6,101 6,097
Series 2017-H25, Class FD,
5.59%, 12/20/2067(b) 26,021 25,716
Series 2019-H01, Class FT,
5.84%, 10/20/2068(b) 33,890 33,800
Series 2019-H13, Class FT,
5.65%, 8/20/2069(b) 61,544 61,433
Total Collateralized Mortgage Obligations
(cost $373,671)
365,323
Commercial Mortgage-Backed Securities 5.3%
AOA Mortgage Trust, Series
2021-1177, Class A, 6.32%,
10/15/2038(a)(b) 430,000 404,485
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 185,744
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,730
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.58%, 10/15/2037(a)(b) 425,000 422,875
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 328,016
BPR Trust
Series 2022-OANA, Class
A, 7.23%, 4/15/2037(a)(b) 200,000 199,875
Series 2021-NRD, Class A,
6.85%, 12/15/2038(a)(b) 350,000 342,136
Series 2022-SSP, Class A,
8.33%, 5/15/2039(a)(b) 300,000 300,563
BX Trust, Series 2024-
VLT4, Class A, 6.82%,
7/15/2029(a)(b) 100,000 99,832
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 326,823
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
6.39%, 10/15/2038(a)(b) 245,000 242,397
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 350,990
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 145,104
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.59%,
10/15/2043(a)(b) 315,000 300,037
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 84,990
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 348,692 283,838
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 215,000 210,491
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 65,802 65,644
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 404,927 368,480
OPG Trust, Series 2021-
PORT, Class A, 5.93%,
10/15/2036(a)(b) 224,827 220,752
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 234,272
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 307,641 184,584
Total Commercial Mortgage-Backed
Securities
(cost $5,677,148) 5,365,658
Corporate Bonds 51.4%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
6.30%, 5/1/2029(a)(c) 195,000 201,706
Bombardier, Inc. ,
7.25%, 7/1/2031(a)(c) 145,000 149,272
RTX Corp. ,
5.75%, 11/8/2026(c) 280,000 285,871
636,849
Automobiles 1.3%
Hyundai Capital America ,
5.95%, 9/21/2026(a) 325,000 330,722
5.30%, 6/24/2029(a)(c) 195,000 197,611
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 511,682
Mercedes-Benz Finance North
America LLC ,
4.80%, 8/1/2029(a) 230,000 230,936
1,270,951
Banks 9.7%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 204,664
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 345,000 353,734

58 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 216,838
Australia & New Zealand
Banking Group Ltd. ,
4.90%, 7/16/2027(c) 455,000 460,004
Banco Santander SA ,
5.44%, 7/15/2031 200,000 203,383
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 315,000 310,785
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 200,000 201,732
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 380,000 383,860
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027 305,000 308,830
Citibank NA ,
5.49%, 12/4/2026(c) 340,000 345,277
Citizens Financial Group, Inc. ,
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 235,000 237,894
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d) 75,000 75,190
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 330,000 333,800
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d) 200,000 203,120
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 230,000 239,035
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 285,743
JPMorgan Chase & Co. ,
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 415,000 418,082
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 400,000 407,157
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d) 435,000 439,540
National Securities Clearing
Corp. ,
5.15%, 6/26/2026(a) 420,000 423,428
NatWest Markets plc ,
1.60%, 9/29/2026(a) 255,000 237,548
Royal Bank of Canada ,
5.20%, 7/20/2026(c) 355,000 358,064
(SOFR + 1.10%), 4.97%,
8/2/2030(c)(d) 315,000 317,687
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d) 125,000 128,076
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.63%, 1/19/2030(a)(c)(d) 225,000 226,367
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 335,000 338,392
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 310,000 314,317
Swedbank AB ,
6.14%, 9/12/2026(a)(c) 285,000 291,214
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 455,000 440,059
US Bancorp ,
(SOFR + 1.25%), 5.10%,
7/23/2030(d) 180,000 181,594
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(d) 100,000 98,917
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 190,000 193,709
Wells Fargo Bank NA ,
5.25%, 12/11/2026 345,000 348,983
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 305,000 307,785
9,834,808
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 395,000 391,670
Broadline Retail 0.3%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 349,242
Building Products 0.1%
Builders FirstSource , Inc. ,
6.38%, 3/1/2034(a)(c) 95,000 95,816
Capital Markets 6.5%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 362,644
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a) 150,000 151,766
Ares Capital Corp. ,
5.95%, 7/15/2029 180,000 180,571
Ares Strategic Income Fund ,
6.35%, 8/15/2029(a) 135,000 136,083
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 215,000 217,691
BlackRock Funding, Inc. ,
4.90%, 1/8/2035 165,000 165,809

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 45,000 45,336
2.85%, 9/30/2028 120,000 107,484
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 205,965
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 95,000 99,114
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(c) 115,000 121,671
6.60%, 9/15/2029(a) 55,000 55,472
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 150,000 146,273
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 180,000 179,181
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 115,736
FS KKR Capital Corp. ,
7.88%, 1/15/2029 55,000 57,876
6.88%, 8/15/2029 300,000 304,000
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(d) 265,000 266,051
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 365,000 367,577
Goldman Sachs BDC, Inc. ,
6.38%, 3/11/2027 30,000 30,669
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 375,000 376,842
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(c) 195,000 182,042
Hercules Capital, Inc. ,
3.38%, 1/20/2027 195,000 183,239
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a) 120,000 120,769
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 115,000 118,186
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 250
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 122,952
6.50%, 6/4/2027 85,000 86,200
Moody's Corp. ,
5.00%, 8/5/2034 45,000 45,019
Morgan Stanley ,
(SOFR + 1.22%), 5.04%,
7/19/2030(d) 610,000 614,246
New Mountain Finance Corp. ,
6.88%, 2/1/2029(c) 60,000 59,970
Oaktree Strategic Credit Fund ,
6.50%, 7/23/2029(a) 80,000 80,350
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 140,000 141,963
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 55,000 55,460
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp. ,
4.99%, 3/18/2027 370,000 373,708
UBS AG ,
5.00%, 7/9/2027 350,000 351,786
USAA Capital Corp. ,
5.25%, 6/1/2027(a) 275,000 279,601
6,509,552
Chemicals 1.1%
Celanese US Holdings LLC ,
6.17%, 7/15/2027 290,000 297,774
EIDP, Inc. ,
4.50%, 5/15/2026 320,000 318,797
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 335,050
Solvay Finance America LLC ,
5.65%, 6/4/2029(a) 200,000 205,222
1,156,843
Commercial Services & Supplies 0.8%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 215,000 211,951
5.64%, 3/13/2027(a)(c) 345,000 349,692
Waste Management, Inc. ,
4.95%, 7/3/2027(c) 245,000 247,907
809,550
Consumer Finance 3.0%
Ally Financial, Inc. ,
7.10%, 11/15/2027 125,000 131,893
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 344,894
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 104,264
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027(c) 410,000 415,719
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 196,278
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 235,000 237,302
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 53,904
6.50%, 3/10/2028(a) 60,000 62,027
5.95%, 6/11/2029(a) 60,000 60,933
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 195,495
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 295,000 292,957
Navient Corp. ,
11.50%, 3/15/2031 165,000 182,862
PACCAR Financial Corp. ,
5.00%, 5/13/2027(c) 300,000 304,375
Synchrony Financial ,
4.88%, 6/13/2025 55,000 54,568
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d) 95,000 95,586

60 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 255,000 256,865
2,989,922
Containers & Packaging 0.8%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 182,833
Berry Global, Inc. ,
5.80%, 6/15/2031(a) 300,000 305,559
Sonoco Products Co. ,
1.80%, 2/1/2025(c) 315,000 308,896
797,288
Diversified REITs 0.5%
GLP Capital LP ,
5.25%, 6/1/2025 285,000 283,507
5.63%, 9/15/2034 250,000 248,913
532,420
Electric Utilities 2.6%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 253,459
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 150,556
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 296,175
Edison International ,
4.70%, 8/15/2025 300,000 298,144
Enel Finance International NV ,
5.13%, 6/26/2029(a) 200,000 200,939
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 99,993
Georgia Power Co. ,
5.00%, 2/23/2027(c) 305,000 307,974
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 335,000 336,329
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 285,000 286,973
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 373,117
2,603,659
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 185,209
Entertainment 0.4%
Netflix, Inc. ,
4.90%, 8/15/2034 20,000 20,096
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 75,000 76,664
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(c) 285,000 271,478
368,238
Financial Services 3.5%
Enact Holdings, Inc. ,
6.25%, 5/28/2029 250,000 254,491
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Essent Group Ltd. ,
6.25%, 7/1/2029(c) 215,000 219,481
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 271,655
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 345,000 348,039
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 270,000 275,164
5.10%, 5/6/2027(c) 330,000 335,036
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 255,000 254,624
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 386,328
5.13%, 7/29/2029(a) 215,000 217,419
NMI Holdings, Inc. ,
6.00%, 8/15/2029 120,000 120,834
NTT Finance Corp. ,
5.11%, 7/2/2029(a) 205,000 208,232
PennyMac Financial Services,
Inc. ,
7.13%, 11/15/2030(a) 205,000 206,571
Radian Group, Inc. ,
6.20%, 5/15/2029(c) 165,000 170,281
Synchrony Bank ,
5.40%, 8/22/2025 305,000 304,220
3,572,375
Food Products 0.9%
Campbell Soup Co. ,
5.20%, 3/19/2027(c) 290,000 294,216
Conagra Brands, Inc. ,
5.30%, 10/1/2026(c) 330,000 332,992
General Mills, Inc. ,
4.70%, 1/30/2027 315,000 314,565
941,773
Gas Utilities 0.3%
Spire, Inc. ,
5.30%, 3/1/2026 290,000 291,219
Ground Transportation 0.3%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 44,394
5.25%, 7/1/2029(a) 160,000 161,948
Ryder System, Inc. ,
4.95%, 9/1/2029 95,000 95,172
301,514
Health Care Equipment & Supplies 0.9%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 360,000 359,854
Smith & Nephew plc ,
5.15%, 3/20/2027 295,000 297,598
Solventum Corp. ,
5.45%, 2/25/2027(a) 290,000 292,731
950,183

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.8%
Health Care Service Corp. ,
5.20%, 6/15/2029(a) 270,000 273,740
UnitedHealth Group, Inc. ,
4.80%, 1/15/2030 500,000 504,580
778,320
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029 135,000 141,055
Hotels, Restaurants & Leisure 0.6%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 281,858
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 106,807
5.25%, 6/30/2029 235,000 237,352
626,017
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 308,220
Industrial Conglomerates 0.5%
Honeywell International, Inc. ,
4.65%, 7/30/2027 500,000 502,217
Industrial REITs 0.2%
Prologis LP ,
5.00%, 1/31/2035 170,000 169,937
Insurance 4.2%
Athene Global Funding ,
5.62%, 5/8/2026(a) 280,000 282,533
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 375,000 368,339
5.55%, 4/9/2027(a) 195,000 196,431
Chubb INA Holdings LLC ,
4.65%, 8/15/2029 500,000 501,740
CNO Global Funding ,
5.88%, 6/4/2027(a) 300,000 304,744
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 388,370
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 155,000 152,345
MassMutual Global Funding II ,
5.10%, 4/9/2027(a)(c) 210,000 212,972
Metropolitan Life Global
Funding I ,
5.05%, 6/11/2027(a) 275,000 278,380
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 328,093
New York Life Global Funding ,
4.90%, 4/2/2027(a) 190,000 191,575
Northwestern Mutual Global
Funding ,
5.07%, 3/25/2027(a) 290,000 293,885
Protective Life Global
Funding ,
5.22%, 6/12/2029(a) 150,000 152,536
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 275,000 281,298
RGA Global Funding ,
5.45%, 5/24/2029(a) 140,000 143,337
SiriusPoint Ltd. ,
7.00%, 4/5/2029(c) 170,000 177,496
4,254,074
Leisure Products 0.1%
Hasbro, Inc. ,
6.05%, 5/14/2034(c) 50,000 51,110
Machinery 0.2%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 170,736
Media 0.3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 290,000 296,452
Metals & Mining 0.2%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 186,106
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. ,
3.75%, 12/31/2024(a) 355,000 350,156
Multi-Utilities 1.8%
Ameren Corp. ,
5.70%, 12/1/2026(c) 280,000 284,808
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 335,000 336,722
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 294,684
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 373,218
4.95%, 7/1/2027 205,000 205,757
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(c) 270,000 273,801
1,768,990
Office REITs 0.2%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 195,000 175,909
Oil, Gas & Consumable Fuels 2.5%
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a)(c) 85,000 89,733
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 72,596
Kinder Morgan, Inc. ,
5.10%, 8/1/2029 175,000 176,779
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 280,000 285,520
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 500,000 503,040
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 25,000 25,188

62 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 315,000 316,731
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a)(c) 175,000 183,109
SM Energy Co. ,
6.75%, 8/1/2029(a) 170,000 171,127
TransCanada PipeLines Ltd. ,
(United States SOFR
Compounded Index +
1.52%), 6.91%, 3/9/2026(d) 355,000 355,227
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026(c) 300,000 302,045
2,481,095
Passenger Airlines 0.4%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 254,159
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 116,998
371,157
Pharmaceuticals 0.4%
Royalty Pharma plc ,
5.15%, 9/2/2029 205,000 206,392
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 222,894
429,286
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a)(c) 155,000 149,877
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
5.05%, 7/12/2029 270,000 273,325
Qorvo, Inc. ,
1.75%, 12/15/2024 100,000 98,283
371,608
Specialized REITs 0.4%
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 6.06%,
4/16/2027(d) 415,000 416,278
Specialty Retail 1.1%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 140,364
AutoZone, Inc. ,
5.05%, 7/15/2026(c) 290,000 291,540
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 397,151
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 270,000 275,308
1,104,363
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
7.35%, 11/27/2028 190,000 199,455
Tobacco 0.4%
Altria Group, Inc. ,
6.20%, 11/1/2028 230,000 242,431
Imperial Brands Finance plc ,
5.50%, 2/1/2030(a) 200,000 201,898
444,329
Trading Companies & Distributors 1.5%
Air Lease Corp. ,
0.80%, 8/18/2024 200,000 199,519
5.20%, 7/15/2031 225,000 224,872
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 225,000 206,871
5.95%, 2/15/2029(a) 70,000 71,317
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 230,000 230,933
GATX Corp. ,
5.40%, 3/15/2027 160,000 161,986
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 440,517
1,536,015
Total Corporate Bonds
(cost $51,980,820)
51,871,843
Mortgage-Backed Securities 0.4%
FHLMC Gold Pool
Pool# G13746
4.50%, 1/1/2025 1,699 1,693
Pool# G13888
5.00%, 6/1/2025 5 5
Pool# J19197
3.00%, 5/1/2027 48,516 47,361
Pool# C00748
6.00%, 4/1/2029 2,656 2,721
Pool# C01418
5.50%, 10/1/2032 21,961 22,574
Pool# G01740
5.50%, 12/1/2034 13,053 13,311
Pool# G04342
6.00%, 4/1/2038 16,972 17,564
FHLMC Non Gold Pool
Pool# 972136
6.35%, 1/1/2034(b) 15,144 15,475
Pool# 848191
6.46%, 12/1/2034(b) 71,330 72,551
FNMA Pool# 815323 ,
7.26%, 1/1/2035 (b) 19,927
20,168
FNMA UMBS Pool
Pool# 931892
4.50%, 9/1/2024 4,542 4,522
Pool# AL0802
4.50%, 4/1/2025 1,796 1,786
Pool# AB2518
4.00%, 3/1/2026 6,700 6,613
Pool# AB4998
3.00%, 4/1/2027 85,867 83,725

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 190307
8.00%, 6/1/2030 220 229
Pool# 253516
8.00%, 11/1/2030 167 173
Pool# 725773
5.50%, 9/1/2034 29,093 29,633
Pool# 811773
5.50%, 1/1/2035 29,672 30,223
GNMA Pool# 5080 ,
4.00%, 6/20/2026 9,878
9,764
Total Mortgage-Backed Securities
(cost $386,039)
380,091
U.S. Treasury Obligations 10.3%
U.S. Treasury Notes
5.00%, 10/31/2025 1,200,000 1,205,391
4.88%, 4/30/2026 1,880,000 1,895,642
4.63%, 6/30/2026 7,250,000 7,292,197
Total U.S. Treasury Obligations
(cost $10,338,648)
10,393,230
Repurchase Agreement 4.4%
CF Secured, LLC
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,473,352,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$4,562,820. (g) 4,472,688 4,472,688
Total Repurchase Agreement
(cost $4,472,688)
4,472,688
Total Investments
(cost $104,141,603) — 102.8%
103,822,773
Liabilities in excess of other
assets — (2.8)% (2,876,629)
NET ASSETS — 100.0%
$ 100,946,144
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$46,553,048 which represents 46.12% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(c) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $4,537,503, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$4,472,688 and by $205,151 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.75%, and maturity dates ranging from 8/15/2024 –
11/15/2053, a total value of $4,677,839.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2024.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2024.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $4,472,688.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

64 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (19) 9/2024 USD (2,124,437) (53,212)
U.S. Treasury 10 Year Ultra Note (13) 9/2024 USD (1,502,516) (12,667)
Net contracts (65,879)
As of July 31, 2024, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

66 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 30,973,940 $ – $ 30,973,940
Collateralized Mortgage Obligations – 365,323 – 365,323
Commercial Mortgage-Backed Securities – 5,365,658 – 5,365,658
Corporate Bonds – 51,871,843 – 51,871,843
Mortgage-Backed Securities – 380,091 – 380,091
Repurchase Agreement – 4,472,688 – 4,472,688
U.S. Treasury Obligations – 10,393,230 – 10,393,230
Total Assets $ – $ 103,822,773 $ – $ 103,822,773
Liabilities:
Futures Contracts $ (65,879) $ – $ – $ (65,879)
Total Liabilities $ (65,879) $ – $ – $ (65,879)
Total $ (65,879) $ 103,822,773 $ – $ 103,756,894

Nationwide Loomis Short Term Bond Fund - July 31, 2024 (Unaudited) - Statement of Investments - 67
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (65,879)
Total $ (65,879)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 0 .2%
VirTra, Inc.* 18,857 165,376
Automobile Components 0 .5%
American Axle &
Manufacturing Holdings,
Inc.* 31,400 233,302
Standard Motor Products, Inc. 6,700 219,291
Strattec Security Corp.* 3,573 87,610
540,203
Banks 17 .4%
1st Source Corp. 14,000 889,700
Amalgamated Financial Corp. 28,003 890,776
Associated Banc-Corp. 9,600 220,608
Banner Corp.(a) 1,300 76,986
Bar Harbor Bankshares 18,821 601,519
BayCom Corp. 3,300 79,497
Byline Bancorp, Inc. 21,600 605,880
Cadence Bank 6,641 218,290
Camden National Corp. 3,900 162,552
Central Pacific Financial Corp.
(a) 23,536 614,054
CNB Financial Corp. 15,855 406,839
Comerica, Inc. 3,100 169,911
Community Financial System,
Inc.(a) 4,500 277,560
Enterprise Financial Services
Corp.(a) 10,100 533,987
First Bancorp 11,800 253,110
First Bancshares, Inc. (The) 4,085 136,112
First Busey Corp. 4,000 109,760
First Financial Bancorp 27,900 763,344
First Financial Corp. 7,003 314,855
First Horizon Corp. 33,500 560,455
First Internet Bancorp 3,600 133,416
First Merchants Corp. 20,600 831,210
FNB Corp. 4,300 65,962
Hancock Whitney Corp. 14,700 804,531
Hanmi Financial Corp.(a) 35,623 726,709
Home Bancorp, Inc. 10,346 456,466
Home BancShares, Inc. 14,700 416,451
Independent Bank Corp. 18,760 650,784
International Bancshares Corp. 15,200 1,025,088
MidWestOne Financial Group,
Inc. 11,485 336,625
Northrim Bancorp, Inc.(a) 9,600 656,640
OceanFirst Financial Corp.(a) 27,371 497,331
OFG Bancorp 10,111 459,242
Old Second Bancorp, Inc. 7,500 126,900
Origin Bancorp, Inc. 3,200 109,952
Orrstown Financial Services,
Inc. 12,126 426,350
Peoples Bancorp, Inc. 2,500 83,175
Renasant Corp. 6,100 209,779
S&T Bancorp, Inc. 3,502 155,419
SmartFinancial, Inc. 13,653 386,926
Southern Missouri Bancorp,
Inc. 4,050 231,660
Third Coast Bancshares, Inc.* 11,438 267,306
UMB Financial Corp.(a) 7,216 736,176
Univest Financial Corp. 10,100 279,265
WesBanco, Inc. 24,600 784,248
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,500 439,195
19,182,601
Biotechnology 2 .6%
Alkermes plc* 4,562 124,634
Avidity Biosciences, Inc.* 8,900 405,662
Celldex Therapeutics, Inc.*(a) 3,000 114,330
Crinetics Pharmaceuticals,
Inc.* 2,106 111,871
Entrada Therapeutics, Inc.* 3,900 64,233
Exelixis, Inc.* 4,900 114,905
Halozyme Therapeutics,
Inc.*(a) 2,600 143,676
Immunovant, Inc.*(a) 5,300 154,071
Inozyme Pharma, Inc.*(a) 24,300 140,940
Iovance Biotherapeutics,
Inc.*(a) 12,700 110,871
Janux Therapeutics, Inc.* 7,400 300,440
Kiniksa Pharmaceuticals
International plc, Class A* 5,854 155,716
Krystal Biotech, Inc.*(a) 600 125,076
Myriad Genetics, Inc.* 8,000 223,760
Nkarta, Inc.* 7,904 50,823
Protagonist Therapeutics,
Inc.*(a) 3,000 112,320
REVOLUTION Medicines,
Inc.*(a) 2,600 118,664
Tenaya Therapeutics, Inc.* 17,912 62,692
Veracyte, Inc.*(a) 4,900 117,600
XOMA Royalty Corp.*(a) 5,536 148,143
2,900,427
Broadline Retail 0 .5%
Ollie's Bargain Outlet
Holdings, Inc.* 5,300 517,492
Building Products 2 .0%
Griffon Corp.(a) 10,317 743,443
Masterbrand, Inc.* 37,100 669,655
Resideo Technologies, Inc.* 33,603 763,460
2,176,558
Capital Markets 1 .4%
BGC Group, Inc., Class A 23,400 215,514
Perella Weinberg Partners,
Class A 9,200 173,880
StoneX Group, Inc.* 4,800 400,032
Virtus Investment Partners,
Inc. 3,100 700,600
1,490,026
Chemicals 2 .4%
Avient Corp. 3,680 166,483
Core Molding Technologies,
Inc.* 3,000 55,350
Element Solutions, Inc. 9,100 245,245
Innospec, Inc. 1,600 209,824
Mativ Holdings, Inc. 20,645 394,113
Minerals Technologies, Inc. 8,400 658,392
Orion SA 23,400 576,108
Rayonier Advanced Materials,
Inc.* 46,700 310,555
2,616,070

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 3 .5%
Aris Water Solutions, Inc.,
Class A 10,010 177,277
Brady Corp., Class A 1,199 85,860
BrightView Holdings, Inc.*(a) 31,300 450,407
Brink's Co. (The) 5,900 648,941
CompX International, Inc. 4,400 112,816
Deluxe Corp. 33,926 827,116
Enviri Corp.* 2,224 26,288
HNI Corp. 5,500 302,225
MillerKnoll, Inc.(a) 19,078 591,800
OPENLANE, Inc.*(a) 8,600 153,768
Steelcase, Inc., Class A 7,400 107,226
Virco Mfg. Corp. 19,045 335,192
3,818,916
Communications Equipment 0 .7%
ADTRAN Holdings, Inc. 33,429 226,314
Harmonic, Inc.* 18,000 263,880
Ituran Location and Control
Ltd. 10,500 277,935
768,129
Construction & Engineering 1 .2%
Argan, Inc. 4,000 315,720
MDU Resources Group, Inc. 20,688 557,335
Northwest Pipe Co.* 3,008 114,755
Orion Group Holdings, Inc.*(a) 2,400 19,704
Primoris Services Corp. 5,100 287,997
1,295,511
Consumer Finance 0 .5%
Ally Financial, Inc. 12,985 584,455
Consumer Staples Distribution & Retail 0 .9%
Andersons, Inc. (The) 13,100 714,343
Village Super Market, Inc.,
Class A 10,089 319,619
1,033,962
Containers & Packaging 1 .5%
Ardagh Metal Packaging SA 92,375 339,940
Greif, Inc., Class A 8,200 546,776
Myers Industries, Inc. 7,800 116,220
Pactiv Evergreen, Inc. 47,500 624,150
1,627,086
Diversified Consumer Services 1 .3%
Frontdoor, Inc.* 5,800 228,868
Graham Holdings Co., Class B 353 273,522
Laureate Education, Inc. 19,900 308,450
OneSpaWorld Holdings
Ltd.*(a) 20,000 321,800
Universal Technical Institute,
Inc.* 17,200 325,768
1,458,408
Diversified REITs 1 .1%
Alexander & Baldwin, Inc. 5,800 114,318
Essential Properties Realty
Trust, Inc. 30,273 895,778
Modiv Industrial, Inc., Class C 14,422 214,599
1,224,695
Diversified Telecommunication Services 0 .7%
Bandwidth, Inc., Class A* 14,500 330,890
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Liberty Latin America Ltd.,
Class A* 44,200 463,216
794,106
Electric Utilities 0 .5%
ALLETE, Inc. 5,200 335,400
Genie Energy Ltd., Class B 15,835 268,562
603,962
Electrical Equipment 0 .9%
American Superconductor
Corp.* 12,938 312,582
Broadwind, Inc.* 33,825 110,270
Powell Industries, Inc.(a) 2,061 378,461
Ultralife Corp.* 19,131 229,189
1,030,502
Electronic Equipment, Instruments & Components 1 .9%
Celestica, Inc.* 7,040 369,178
Daktronics, Inc.* 32,600 488,348
ePlus, Inc.* 1,400 128,688
Fabrinet* 1,200 264,672
Napco Security Technologies,
Inc. 500 27,905
PC Connection, Inc. 10,700 765,799
SigmaTron International, Inc.* 6,500 21,775
2,066,365
Energy Equipment & Services 1 .0%
ChampionX Corp. 7,900 270,654
Geospace Technologies Corp.* 11,400 106,362
Liberty Energy, Inc., Class A(a) 31,736 766,424
1,143,440
Financial Services 4 .1%
Alerus Financial Corp. 13,500 303,075
Banco Latinoamericano de
Comercio Exterior SA, Class
E 13,670 441,951
Enact Holdings, Inc. 16,500 561,495
Essent Group Ltd. 3,900 245,076
Euronet Worldwide, Inc.* 5,600 571,144
HA Sustainable Infrastructure
Capital, Inc.(a) 11,400 373,578
MGIC Investment Corp. 23,240 577,282
Mr. Cooper Group, Inc.*(a) 8,700 781,956
Onity Group, Inc.* 200 5,846
Priority Technology Holdings,
Inc.*(a) 9,352 55,457
Radian Group, Inc. 8,200 304,220
Repay Holdings Corp., Class
A*(a) 16,000 153,920
Voya Financial, Inc. 2,395 174,188
4,549,188
Food Products 1 .9%
Adecoagro SA 26,900 259,854
Freshpet, Inc.*(a) 2,700 328,590
Ingredion, Inc. 5,725 712,018
John B Sanfilippo & Son, Inc. 800 83,896
Lifeway Foods, Inc.* 19,800 244,134
Post Holdings, Inc.*(a) 3,900 426,504
2,054,996

Nationwide Bailard Cognitive Value Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Gas Utilities 1 .1%
Brookfield Infrastructure Corp.,
Class A 6,900 268,410
National Fuel Gas Co.(a) 2,600 152,334
Spire, Inc. 1,500 99,885
UGI Corp. 29,100 721,098
1,241,727
Ground Transportation 0 .2%
ArcBest Corp.(a) 1,800 226,890
Health Care Equipment & Supplies 1 .2%
Bioventus, Inc., Class A* 46,100 323,161
Electromed, Inc.* 3,900 60,996
iRadimed Corp. 1,300 60,723
Myomo, Inc.*(a) 33,905 161,388
Surmodics, Inc.* 4,023 166,552
Tactile Systems Technology,
Inc.*(a) 21,800 278,386
Zimvie, Inc.* 10,600 224,084
1,275,290
Health Care Providers & Services 1 .7%
Pennant Group, Inc. (The)* 10,900 324,929
PetIQ, Inc., Class A* 13,500 295,380
Select Medical Holdings Corp. 8,400 333,984
Tenet Healthcare Corp.* 4,696 702,991
Viemed Healthcare, Inc.* 27,902 201,174
1,858,458
Health Care REITs 0 .9%
CareTrust REIT, Inc. 30,000 808,800
Sabra Health Care REIT, Inc. 10,762 174,667
983,467
Health Care Technology 0 .2%
HealthStream, Inc.(a) 9,180 272,738
Hotel & Resort REITs 1 .5%
Apple Hospitality REIT, Inc. 11,700 173,043
Park Hotels & Resorts, Inc. 44,200 665,652
Ryman Hospitality Properties,
Inc. 6,600 663,366
Sunstone Hotel Investors, Inc. 12,900 133,644
1,635,705
Hotels, Restaurants & Leisure 0 .8%
Despegar.com Corp.* 4,900 56,938
Travel + Leisure Co. 12,900 594,561
Xponential Fitness, Inc., Class
A*(a) 13,200 226,644
878,143
Household Durables 4 .3%
Green Brick Partners, Inc.* 3,593 262,828
KB Home 9,600 826,368
Lifetime Brands, Inc.(a) 13,600 117,504
M/I Homes, Inc.* 5,600 934,248
Meritage Homes Corp. 3,795 769,892
Skyline Champion Corp.* 2,857 232,874
Taylor Morrison Home Corp.,
Class A* 11,800 791,544
Traeger, Inc.* 29,400 71,736
Tri Pointe Homes, Inc.* 17,333 784,318
4,791,312
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .4%
Altus Power, Inc., Class A* 29,000 121,800
Ormat Technologies, Inc.(a) 3,600 279,504
401,304
Industrial REITs 0 .3%
EastGroup Properties, Inc. 1,200 224,388
Industrial Logistics Properties
Trust 25,900 133,126
357,514
Insurance 2 .8%
Axis Capital Holdings Ltd. 7,400 560,550
CNO Financial Group, Inc. 23,700 826,182
Fidelis Insurance Holdings Ltd. 41,600 740,064
Hamilton Insurance Group
Ltd., Class B* 33,600 585,648
Universal Insurance Holdings,
Inc. 16,800 332,808
3,045,252
IT Services 0 .3%
Crexendo, Inc.* 36,000 150,120
Information Services Group,
Inc. 64,360 223,329
373,449
Leisure Products 0 .3%
JAKKS Pacific, Inc.* 13,700 288,248
Life Sciences Tools & Services 0 .1%
Medpace Holdings, Inc.* 300 114,756
Machinery 2 .9%
Eastern Co. (The)(a) 6,300 185,472
Flowserve Corp. 11,600 586,380
Gates Industrial Corp. plc*(a) 24,839 461,757
Hillman Solutions Corp.* 16,900 171,535
Hyster-Yale, Inc. 4,400 359,656
Mayville Engineering Co., Inc.* 12,046 230,199
Park-Ohio Holdings Corp. 10,599 330,901
Proto Labs, Inc.* 11,800 410,876
Terex Corp. 3,700 234,062
Trinity Industries, Inc. 7,000 231,420
Twin Disc, Inc. 3,000 43,260
3,245,518
Marine Transportation 0 .2%
Safe Bulkers, Inc. 43,600 220,616
Media 1 .4%
Gannett Co., Inc.*(a) 45,200 221,932
Gray Television, Inc. 75,355 484,533
Harte Hanks, Inc.* 8,900 75,116
Nexstar Media Group, Inc.,
Class A(a) 1,300 240,227
Stagwell, Inc., Class A* 38,300 255,844
Townsquare Media, Inc., Class
A(a) 23,190 280,135
1,557,787
Metals & Mining 0 .3%
Commercial Metals Co. 2,300 138,230
Olympic Steel, Inc. 3,929 199,122
337,352

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 1 .3%
Ladder Capital Corp., Class A 33,000 396,000
MFA Financial, Inc. 38,200 427,458
Seven Hills Realty Trust 20,500 274,495
Starwood Property Trust, Inc. 13,100 261,345
TPG RE Finance Trust, Inc. 11,800 103,132
1,462,430
Multi-Utilities 1 .7%
Avista Corp. 19,000 744,420
Black Hills Corp. 11,601 685,039
Northwestern Energy Group,
Inc. 8,200 440,914
1,870,373
Office REITs 0 .7%
COPT Defense Properties 17,400 504,078
Cousins Properties, Inc. 4,072 112,021
SL Green Realty Corp. 1,740 115,953
732,052
Oil, Gas & Consumable Fuels 7 .4%
Ardmore Shipping Corp. 16,939 367,238
Berry Corp. 40,000 274,400
Centrus Energy Corp., Class
A* 4,900 214,081
Chord Energy Corp. 3,217 552,230
Civitas Resources, Inc. 3,100 216,256
CNX Resources Corp.*(a) 13,300 352,051
Dorian LPG Ltd.(a) 4,300 175,698
Excelerate Energy, Inc., Class
A 19,100 384,483
Gulfport Energy Corp.* 4,600 677,166
International Seaways, Inc. 12,714 711,984
Magnolia Oil & Gas Corp.,
Class A(a) 8,500 231,540
Matador Resources Co. 8,692 534,384
Murphy Oil Corp.(a) 16,987 702,922
Riley Exploration Permian, Inc. 10,100 295,829
Scorpio Tankers, Inc. 9,300 713,124
SM Energy Co.(a) 9,700 448,140
Teekay Corp.* 28,462 246,766
Teekay Tankers Ltd., Class A 12,114 792,740
VAALCO Energy, Inc.(a) 40,900 292,844
8,183,876
Paper & Forest Products 0 .3%
Clearwater Paper Corp.* 5,700 316,179
Passenger Airlines 0 .6%
SkyWest, Inc.* 8,900 711,466
Personal Care Products 0 .2%
Nature's Sunshine Products,
Inc.*(a) 13,061 223,474
Pharmaceuticals 1 .9%
Amneal Pharmaceuticals, Inc.* 7,700 56,441
Amphastar Pharmaceuticals,
Inc.*(a) 2,800 121,856
ANI Pharmaceuticals, Inc.* 2,000 131,440
Biote Corp., Class A*(a) 19,506 154,683
Collegium Pharmaceutical,
Inc.* 3,388 130,675
Corcept Therapeutics, Inc.*(a) 4,100 158,547
Evolus, Inc.* 7,700 95,634
Common Stocks
Shares Value ($)
Pharmaceuticals
Harmony Biosciences
Holdings, Inc.* 3,500 118,510
Ligand Pharmaceuticals,
Inc.*(a) 1,400 152,586
Mind Medicine MindMed,
Inc.*(a) 24,100 223,166
Pacira BioSciences, Inc.* 2,600 53,690
Prestige Consumer
Healthcare, Inc.* 2,378 168,386
SIGA Technologies, Inc. 14,300 142,714
Supernus Pharmaceuticals,
Inc.*(a) 3,700 110,334
Theravance Biopharma, Inc.* 11,400 115,254
Trevi Therapeutics, Inc.*(a) 40,900 130,062
2,063,978
Professional Services 0 .5%
CSG Systems International,
Inc. 400 18,736
Mistras Group, Inc.* 30,091 300,910
Upwork, Inc.* 19,000 230,280
549,926
Real Estate Management & Development 0 .7%
Newmark Group, Inc., Class A 61,001 791,793
Residential REITs 0 .4%
Bluerock Homes Trust, Inc. 2,400 44,784
Independence Realty Trust,
Inc. 9,800 182,770
UMH Properties, Inc. 10,000 177,600
405,154
Retail REITs 3 .6%
Brixmor Property Group, Inc. 35,100 893,997
Kite Realty Group Trust 37,100 914,886
Macerich Co. (The) 30,300 485,103
Tanger, Inc. 24,500 708,050
Urban Edge Properties 12,800 259,840
Whitestone REIT 47,791 659,516
3,921,392
Semiconductors & Semiconductor Equipment 0 .7%
Amkor Technology, Inc. 16,740 546,728
Power Integrations, Inc.(a) 2,800 204,512
751,240
Software 1 .6%
ACI Worldwide, Inc.* 12,900 557,667
Informatica, Inc., Class A* 400 9,576
LiveRamp Holdings, Inc.* 700 21,196
Mitek Systems, Inc.*(a) 17,700 235,587
OneSpan, Inc.* 21,800 322,640
Verint Systems, Inc.* 6,202 224,140
Viant Technology, Inc., Class
A* 37,672 438,126
1,808,932
Specialized REITs 0 .6%
Global Self Storage, Inc. 21,642 108,859
Outfront Media, Inc. 12,600 204,372
Safehold, Inc. 7,800 180,492
Uniti Group, Inc. 39,100 150,144
643,867

Nationwide Bailard Cognitive Value Fund - July 31, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Specialty Retail 2 .8%
Abercrombie & Fitch Co.,
Class A* 2,000 294,960
American Eagle Outfitters, Inc.
(a) 14,800 326,340
Boot Barn Holdings, Inc.*(a) 2,688 358,794
Caleres, Inc.(a) 7,600 293,056
Group 1 Automotive, Inc.(a) 1,300 475,436
Guess?, Inc. 9,400 226,070
J Jill, Inc. 5,600 215,320
Signet Jewelers Ltd.(a) 2,500 210,325
Urban Outfitters, Inc.*(a) 7,300 336,165
Winmark Corp.(a) 771 305,039
3,041,505
Technology Hardware, Storage & Peripherals 0 .5%
CompoSecure, Inc., Class A(a) 13,500 110,025
CPI Card Group, Inc.* 1,900 55,727
IonQ, Inc.*(a) 12,600 102,690
Turtle Beach Corp.* 17,564 254,151
522,593
Trading Companies & Distributors 3 .0%
Boise Cascade Co. 5,456 775,243
DNOW, Inc.*(a) 23,300 357,888
DXP Enterprises, Inc.* 3,000 164,280
H&E Equipment Services, Inc. 4,600 240,580
Karat Packaging, Inc.(a) 9,000 268,830
MRC Global, Inc.* 56,810 822,609
WESCO International, Inc. 3,935 688,428
3,317,858
Wireless Telecommunication Services 0 .4%
Spok Holdings, Inc.(a) 17,317 265,470
United States Cellular
Corp.*(a) 3,700 198,875
464,345
Total Common Stocks
(cost $81,957,785) 108,530,433
Exchange Traded Funds 1 .1%
Equity Funds  1.1%
Invesco S&P SmallCap 600
Pure Value ETF 1,100 123,667
Vanguard Small-Cap Value
ETF(a) 5,500 1,090,815
1,214,482
Total Exchange Traded Funds
(cost $1,068,539) 1,214,482
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0
Rights
Number of
Rights
Value ($)
Diversified Consumer Services 0 .0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,828) 0
Repurchase Agreements 7 .9%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,727,800,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$5,842,357.(b) 5,726,950 5,726,950
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,444,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$3,060,452.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $8,726,950) 8,726,950
Total Investments
(cost $91,770,102) — 107.5% 118,471,865
Liabilities in excess of other assets — (7.5)% (8,216,241)
NET ASSETS — 100.0%
$ 110,255,624
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $14,069,297, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,726,950 and by $5,559,827 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
8/15/2024 – 2/15/2054, a total value of $14,286,777.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $8,726,950.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Cognitive Value Fund - July 31, 2024 (Unaudited) - Statement of Investments - 7
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 108,530,433 $ – $ – $ 108,530,433
Exchange Traded Funds 1,214,482 – – 1,214,482
Repurchase Agreements – 8,726,950 – 8,726,950
Rights – – – –
Total $ 109,744,915 $ 8,726,950 $ – $ 118,471,865
As of July 31, 2024, the fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 99 .7%
Shares Value ($)
Biotechnology 1 .1%
Vertex Pharmaceuticals, Inc.* 4,300 2,131,596
Broadline Retail 4 .1%
Amazon.com, Inc.* 41,515 7,762,475
Electronic Equipment, Instruments & Components 4 .2%
Insight Enterprises, Inc.*(a) 28,218 6,334,941
TE Connectivity Ltd. 10,580 1,632,812
7,967,753
Entertainment 2 .1%
Spotify Technology SA* 11,805 4,060,212
Financial Services 4 .2%
Fiserv, Inc.*(a) 30,742 5,028,469
Visa, Inc., Class A(a) 11,095 2,947,609
7,976,078
Ground Transportation 2 .6%
Uber Technologies, Inc.* 75,145 4,844,598
Health Care Equipment & Supplies 1 .7%
Dexcom, Inc.* 15,545 1,054,262
Merit Medical Systems, Inc.* 24,350 2,076,811
3,131,073
Interactive Media & Services 7 .1%
Alphabet, Inc., Class A 19,546 3,352,921
Meta Platforms, Inc., Class A 21,340 10,132,872
13,485,793
IT Services 1 .4%
Shopify, Inc., Class A* 42,776 2,617,891
Life Sciences Tools & Services 2 .7%
Bio-Techne Corp. 12,900 1,052,511
Danaher Corp. 14,805 4,102,169
5,154,680
Professional Services 1 .0%
Booz Allen Hamilton Holding
Corp., Class A 13,548 1,941,564
Semiconductors & Semiconductor Equipment 30 .0%
KLA Corp. 11,860 9,761,610
Lam Research Corp. 7,200 6,632,928
Micron Technology, Inc. 43,818 4,812,093
NVIDIA Corp. 174,386 20,406,650
NXP Semiconductors NV 12,145 3,196,078
QUALCOMM, Inc. 23,946 4,333,028
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 36,190 6,000,302
Texas Instruments, Inc.(a) 8,580 1,748,690
56,891,379
Software 31 .4%
Adobe, Inc.* 9,335 5,149,653
Cadence Design Systems,
Inc.* 16,515 4,420,405
Crowdstrike Holdings, Inc.,
Class A* 7,350 1,704,906
Datadog, Inc., Class A* 35,675 4,153,997
HubSpot, Inc.* 8,760 4,353,983
Intuit, Inc. 7,280 4,712,708
Microsoft Corp. 43,380 18,148,023
Palo Alto Networks, Inc.* 18,635 6,051,343
ServiceNow, Inc.* 3,990 3,249,416
Smartsheet, Inc., Class A* 77,929 3,737,475
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc., Class
B*(a) 73,040 4,026,695
59,708,604
Technology Hardware, Storage & Peripherals 6 .1%
Apple, Inc. 31,053 6,896,250
Pure Storage, Inc., Class A* 79,580 4,769,230
11,665,480
Total Common Stocks
(cost $63,268,420) 189,339,176
Repurchase Agreement 2 .3%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,359,115,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$4,446,299.(b) 4,358,468 4,358,468
Total Repurchase Agreement
(cost $4,358,468) 4,358,468
Total Investments
(cost $67,626,888) — 102.0% 193,697,644
Liabilities in excess of other assets — (2.0)% (3,752,403)
NET ASSETS — 100.0%
$ 189,945,241
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $11,234,757, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,358,468 and by $7,130,239 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/15/2024 – 2/15/2054, a total value of $11,488,707.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $4,358,468.
ADR American Depositary Receipt
TW Taiwan

Nationwide Bailard Technology & Science Fund - July 31, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 189,339,176 $ – $ – $ 189,339,176
Repurchase Agreement – 4,358,468 – 4,358,468
Total $ 189,339,176 $ 4,358,468 $ – $ 193,697,644
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2024 (Unaudited) - Statement of Investments - 11
Common Stocks 87 .9%
Shares Value ($)
Aerospace & Defense 1 .7%
Axon Enterprise, Inc.* 1,923 576,919
Boeing Co. (The)* 15,039 2,866,434
General Dynamics Corp. 6,001 1,792,559
General Electric Co. 28,535 4,856,657
Howmet Aerospace, Inc. 10,134 969,824
Huntington Ingalls Industries,
Inc. 1,010 282,780
L3Harris Technologies, Inc. 4,972 1,128,097
Lockheed Martin Corp. 5,567 3,016,869
Northrop Grumman Corp. 3,648 1,766,799
RTX Corp.(a) 34,566 4,061,159
Textron, Inc. 4,958 460,598
TransDigm Group, Inc. 1,468 1,899,915
23,678,610
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 3,071 273,473
Expeditors International of
Washington, Inc. 3,698 461,584
FedEx Corp. 5,902 1,783,879
United Parcel Service, Inc.,
Class B 18,872 2,460,343
4,979,279
Automobile Components 0 .0%
†
Aptiv plc* 6,996 485,453
BorgWarner, Inc.(a) 5,253 185,483
670,936
Automobiles 1 .4%
Ford Motor Co. 101,037 1,093,220
General Motors Co. 29,815 1,321,401
Tesla, Inc.* 72,329 16,785,391
19,200,012
Banks 2 .9%
Bank of America Corp. 177,361 7,149,422
Citigroup, Inc. 49,454 3,208,576
Citizens Financial Group, Inc. 11,745 501,159
Fifth Third Bancorp 17,517 741,670
Huntington Bancshares, Inc. 38,834 580,568
JPMorgan Chase & Co. 74,859 15,929,995
KeyCorp(a) 25,703 414,590
M&T Bank Corp. 4,301 740,503
PNC Financial Services
Group, Inc. (The) 10,360 1,876,196
Regions Financial Corp. 23,736 530,974
Truist Financial Corp. 35,199 1,573,043
US Bancorp 41,037 1,841,741
Wells Fargo & Co. 90,882 5,392,938
40,481,375
Beverages 1 .2%
Brown-Forman Corp., Class
B(a) 4,882 220,471
Coca-Cola Co. (The) 101,071 6,745,479
Constellation Brands, Inc.,
Class A 4,254 1,042,911
Keurig Dr Pepper, Inc. 27,187 931,970
Molson Coors Beverage Co.,
Class B(a) 4,586 242,370
Monster Beverage Corp.* 18,677 960,932
PepsiCo, Inc. 35,838 6,188,147
16,332,280
Common Stocks
Shares Value ($)
Biotechnology 1 .7%
AbbVie, Inc. 46,033 8,530,836
Amgen, Inc. 13,984 4,649,261
Biogen, Inc.* 3,719 792,891
Gilead Sciences, Inc. 32,672 2,485,032
Incyte Corp.* 4,145 269,715
Moderna, Inc.*(a) 8,506 1,014,085
Regeneron Pharmaceuticals,
Inc.* 2,765 2,983,960
Vertex Pharmaceuticals, Inc.* 6,705 3,323,803
24,049,583
Broadline Retail 3 .3%
Amazon.com, Inc.* 238,729 44,637,548
eBay, Inc. 13,462 748,622
Etsy, Inc.* 3,090 201,283
45,587,453
Building Products 0 .5%
A O Smith Corp. 3,140 267,026
Allegion plc 2,170 296,878
Builders FirstSource, Inc.* 3,147 526,713
Carrier Global Corp. 22,052 1,501,962
Johnson Controls International
plc 17,854 1,277,275
Masco Corp. 5,845 455,033
Trane Technologies plc 5,835 1,950,524
6,275,411
Capital Markets 2 .6%
Ameriprise Financial, Inc. 2,556 1,099,259
Bank of New York Mellon
Corp. (The) 19,130 1,244,789
BlackRock, Inc. 3,672 3,218,508
Blackstone, Inc. 18,498 2,629,491
Cboe Global Markets, Inc. 2,846 522,270
Charles Schwab Corp. (The) 39,280 2,560,663
CME Group, Inc. 9,261 1,793,948
FactSet Research Systems,
Inc. 954 394,088
Franklin Resources, Inc. 7,739 176,991
Goldman Sachs Group, Inc.
(The) 8,406 4,278,906
Intercontinental Exchange, Inc. 14,901 2,258,396
Invesco Ltd. 11,223 193,709
KKR & Co., Inc. 17,599 2,172,597
MarketAxess Holdings, Inc. 888 198,495
Moody's Corp. 4,137 1,888,458
Morgan Stanley 32,591 3,363,717
MSCI, Inc., Class A 2,040 1,103,150
Nasdaq, Inc. 10,171 688,373
Northern Trust Corp. 5,493 486,954
Raymond James Financial,
Inc. 4,688 543,808
S&P Global, Inc. 8,344 4,044,587
State Street Corp. 7,996 679,420
T. Rowe Price Group, Inc.(a) 5,777 659,791
36,200,368
Chemicals 1 .3%
Air Products & Chemicals, Inc. 5,883 1,552,230
Albemarle Corp.(a) 3,146 294,686
Celanese Corp., Class A 2,592 365,861
CF Industries Holdings, Inc. 4,688 358,116
Corteva, Inc. 18,599 1,043,404

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 18,814 1,024,799
DuPont de Nemours, Inc. 10,868 909,652
Eastman Chemical Co. 2,961 305,960
Ecolab, Inc. 6,559 1,513,096
FMC Corp.(a) 3,118 181,966
International Flavors &
Fragrances, Inc. 6,652 661,741
Linde plc 12,531 5,682,808
LyondellBasell Industries NV,
Class A 6,622 658,624
Mosaic Co. (The) 8,555 254,682
PPG Industries, Inc. 5,983 759,721
Sherwin-Williams Co. (The) 6,081 2,133,215
17,700,561
Commercial Services & Supplies 0 .5%
Cintas Corp. 2,271 1,734,908
Copart, Inc.* 22,415 1,172,977
Republic Services, Inc., Class
A 5,347 1,039,029
Rollins, Inc. 7,723 370,009
Veralto Corp. 5,656 602,703
Waste Management, Inc. 9,581 1,941,686
6,861,312
Communications Equipment 0 .7%
Arista Networks, Inc.* 6,565 2,275,101
Cisco Systems, Inc. 105,555 5,114,140
F5, Inc.* 1,457 296,703
Juniper Networks, Inc. 8,638 325,566
Motorola Solutions, Inc. 4,375 1,745,275
9,756,785
Construction & Engineering 0 .1%
Quanta Services, Inc. 3,716 986,152
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,626 964,787
Vulcan Materials Co. 3,465 951,177
1,915,964
Consumer Finance 0 .5%
American Express Co. 14,933 3,778,646
Capital One Financial Corp. 9,822 1,487,051
Discover Financial Services 6,410 922,976
Synchrony Financial 10,647 540,761
6,729,434
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 11,561 9,503,142
Dollar General Corp. 5,756 692,965
Dollar Tree, Inc.* 5,196 542,150
Kroger Co. (The) 17,818 971,081
Sysco Corp.(a) 12,628 967,936
Target Corp. 12,002 1,805,221
Walgreens Boots Alliance, Inc. 19,694 233,768
Walmart, Inc. 111,356 7,643,476
22,359,739
Containers & Packaging 0 .2%
Amcor plc 39,992 421,116
Avery Dennison Corp. 2,081 451,223
Ball Corp. 8,234 525,576
International Paper Co.(a) 9,043 420,319
Packaging Corp. of America 2,330 465,697
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc* 12,398 555,926
2,839,857
Distributors 0 .1%
Genuine Parts Co. 3,533 519,740
LKQ Corp. 7,197 298,675
Pool Corp.(a) 1,046 391,246
1,209,661
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 186,157 3,583,522
Verizon Communications, Inc. 109,728 4,446,179
8,029,701
Electric Utilities 1 .4%
Alliant Energy Corp.(a) 6,266 348,766
American Electric Power Co.,
Inc.(a) 13,967 1,370,442
Constellation Energy Corp. 8,262 1,568,128
Duke Energy Corp. 19,901 2,174,582
Edison International 10,247 819,862
Entergy Corp.(a) 5,357 621,251
Evergy, Inc. 5,718 331,644
Eversource Energy 9,378 608,726
Exelon Corp. 26,144 972,557
FirstEnergy Corp. 12,994 544,578
NextEra Energy, Inc. 53,522 4,088,546
NRG Energy, Inc. 5,646 424,410
PG&E Corp. 55,960 1,021,270
Pinnacle West Capital Corp.(a) 2,943 251,891
PPL Corp. 19,704 585,603
Southern Co. (The) 28,247 2,359,189
Xcel Energy, Inc. 14,074 820,233
18,911,678
Electrical Equipment 0 .6%
AMETEK, Inc. 5,972 1,036,022
Eaton Corp. plc 10,364 3,158,843
Emerson Electric Co. 14,978 1,754,074
GE Vernova, Inc.* 7,268 1,295,448
Generac Holdings, Inc.* 1,497 233,053
Hubbell, Inc., Class B(a) 1,384 547,580
Rockwell Automation, Inc. 2,995 834,557
8,859,577
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 31,666 2,034,857
CDW Corp. 3,494 762,077
Corning, Inc. 19,703 788,317
Jabil, Inc. 3,211 361,784
Keysight Technologies, Inc.* 4,439 619,551
TE Connectivity Ltd. 7,928 1,223,528
Teledyne Technologies, Inc.* 1,214 512,138
Trimble, Inc.* 6,126 334,112
Zebra Technologies Corp.,
Class A* 1,316 462,166
7,098,530
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 26,100 1,010,592
Halliburton Co. 23,509 815,292
Schlumberger NV 37,411 1,806,577
3,632,461
Entertainment 1 .0%
Electronic Arts, Inc. 6,463 975,525

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 3,750 360,712
Netflix, Inc.* 11,233 7,058,256
Take-Two Interactive Software,
Inc.* 4,230 636,742
Walt Disney Co. (The) 47,523 4,452,430
Warner Bros Discovery, Inc.* 57,874 500,610
13,984,275
Financial Services 3 .5%
Berkshire Hathaway, Inc.,
Class B* 47,193 20,694,131
Corpay, Inc.* 1,878 548,038
Fidelity National Information
Services, Inc. 14,316 1,099,898
Fiserv, Inc.*(a) 15,253 2,494,933
Global Payments, Inc. 6,491 659,745
Jack Henry & Associates, Inc.
(a) 1,981 339,702
Mastercard, Inc., Class A 21,402 9,924,321
PayPal Holdings, Inc.* 26,934 1,771,719
Visa, Inc., Class A(a) 41,035 10,901,768
48,434,255
Food Products 0 .6%
Archer-Daniels-Midland Co. 12,458 772,521
Bunge Global SA 3,650 384,090
Campbell Soup Co. 5,564 260,729
Conagra Brands, Inc.(a) 11,848 359,231
General Mills, Inc. 14,907 1,000,856
Hershey Co. (The)(a) 3,874 765,038
Hormel Foods Corp. 6,886 221,109
J M Smucker Co. (The) 2,552 301,008
Kellanova 6,614 384,604
Kraft Heinz Co. (The) 20,669 727,755
Lamb Weston Holdings, Inc.(a) 3,948 236,959
McCormick & Co., Inc.
(Non-Voting) 6,566 505,648
Mondelez International, Inc.,
Class A 34,813 2,379,469
Tyson Foods, Inc., Class A 7,737 471,183
8,770,200
Gas Utilities 0 .0%
†
Atmos Energy Corp. 3,771 482,235
Ground Transportation 0 .9%
CSX Corp. 51,576 1,810,318
JB Hunt Transport Services,
Inc.(a) 2,194 379,891
Norfolk Southern Corp.(a) 5,807 1,449,195
Old Dominion Freight Line,
Inc.(a) 4,601 967,038
Uber Technologies, Inc.* 54,470 3,511,681
Union Pacific Corp. 15,893 3,921,280
12,039,403
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 45,349 4,804,273
Align Technology, Inc.* 1,787 414,370
Baxter International, Inc. 13,820 495,032
Becton Dickinson & Co. 7,633 1,840,011
Boston Scientific Corp.* 38,325 2,831,451
Cooper Cos., Inc. (The)* 5,405 504,449
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Dexcom, Inc.* 10,184 690,679
Edwards Lifesciences Corp.* 15,788 995,433
GE HealthCare Technologies,
Inc.(a) 11,147 943,371
Hologic, Inc.* 6,102 497,984
IDEXX Laboratories, Inc.* 2,186 1,040,798
Insulet Corp.* 1,825 354,689
Intuitive Surgical, Inc.* 9,247 4,111,309
Medtronic plc 34,441 2,766,301
ResMed, Inc. 3,717 792,650
Solventum Corp.*(a) 3,655 215,206
STERIS plc 2,513 600,004
Stryker Corp. 8,838 2,894,003
Teleflex, Inc. 1,314 290,289
Zimmer Biomet Holdings, Inc. 5,378 598,840
27,681,142
Health Care Providers & Services 2 .3%
Cardinal Health, Inc. 6,463 651,664
Cencora, Inc. 4,327 1,029,307
Centene Corp.* 14,064 1,081,803
Cigna Group (The) 7,385 2,574,928
CVS Health Corp. 32,936 1,987,029
DaVita, Inc.* 1,221 166,813
Elevance Health, Inc. 6,059 3,223,570
HCA Healthcare, Inc. 5,006 1,817,428
Henry Schein, Inc.* 3,593 258,480
Humana, Inc. 3,087 1,116,290
Labcorp Holdings, Inc. 2,137 460,395
McKesson Corp. 3,358 2,071,953
Molina Healthcare, Inc.* 1,517 517,707
Quest Diagnostics, Inc. 3,031 431,311
UnitedHealth Group, Inc. 23,993 13,823,807
Universal Health Services,
Inc., Class B(a) 1,573 336,245
31,548,730
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. 4,104 481,358
Healthpeak Properties, Inc. 19,197 418,879
Ventas, Inc. 10,106 550,171
Welltower, Inc. 15,377 1,710,691
3,161,099
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 17,048 298,510
Hotels, Restaurants & Leisure 1 .6%
Airbnb, Inc., Class A* 11,658 1,626,990
Booking Holdings, Inc.(a) 884 3,284,069
Caesars Entertainment, Inc.* 5,146 205,583
Carnival Corp.* 27,005 449,903
Chipotle Mexican Grill, Inc.,
Class A* 35,632 1,935,530
Darden Restaurants, Inc.(a) 3,234 473,102
Domino's Pizza, Inc. 953 408,551
Expedia Group, Inc.* 3,221 411,225
Hilton Worldwide Holdings,
Inc. 6,575 1,411,455
Las Vegas Sands Corp. 9,310 369,328
Marriott International, Inc.,
Class A 6,221 1,414,033
McDonald's Corp. 18,787 4,986,070

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International*(a) 6,531 280,637
Norwegian Cruise Line
Holdings Ltd.* 10,107 186,272
Royal Caribbean Cruises
Ltd.*(a) 6,080 952,858
Starbucks Corp. 29,523 2,301,318
Wynn Resorts Ltd. 2,396 198,437
Yum! Brands, Inc. 7,353 976,699
21,872,060
Household Durables 0 .4%
DR Horton, Inc. 7,846 1,411,731
Garmin Ltd. 3,922 671,643
Lennar Corp., Class A 6,366 1,126,336
Mohawk Industries, Inc.* 1,194 192,318
NVR, Inc.* 80 688,598
PulteGroup, Inc.(a) 5,604 739,728
4,830,354
Household Products 1 .0%
Church & Dwight Co., Inc. 6,514 638,437
Clorox Co. (The) 3,260 430,092
Colgate-Palmolive Co. 21,240 2,106,796
Kimberly-Clark Corp. 8,909 1,203,160
Procter & Gamble Co. (The) 61,525 9,890,759
14,269,244
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 18,489 328,919
Vistra Corp. 8,696 688,897
1,017,816
Industrial Conglomerates 0 .4%
3M Co. 14,620 1,864,781
Honeywell International, Inc. 16,975 3,475,631
5,340,412
Industrial REITs 0 .2%
Prologis, Inc. 24,135 3,042,217
Insurance 1 .9%
Aflac, Inc. 13,632 1,300,220
Allstate Corp. (The) 6,914 1,183,124
American International Group,
Inc. 17,301 1,370,758
Aon plc, Class A 5,589 1,836,042
Arch Capital Group Ltd.* 9,707 929,737
Arthur J Gallagher & Co.(a) 5,644 1,600,018
Assurant, Inc. 1,337 233,801
Brown & Brown, Inc. 5,975 594,094
Chubb Ltd. 10,664 2,939,638
Cincinnati Financial Corp. 4,262 556,703
Everest Group Ltd. 1,106 434,514
Globe Life, Inc. 2,344 217,383
Hartford Financial Services
Group, Inc. (The) 7,761 860,850
Loews Corp.(a) 4,792 383,120
Marsh & McLennan Cos., Inc. 12,844 2,858,689
MetLife, Inc. 15,797 1,214,000
Principal Financial Group, Inc. 5,563 453,440
Progressive Corp. (The) 15,227 3,260,405
Prudential Financial, Inc.(a) 9,281 1,163,095
Travelers Cos., Inc. (The) 5,880 1,272,667
W R Berkley Corp.(a) 7,480 412,372
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 2,696 761,027
25,835,697
Interactive Media & Services 5 .5%
Alphabet, Inc., Class A 153,125 26,267,063
Alphabet, Inc., Class C 127,390 22,057,578
Match Group, Inc.* 7,200 274,608
Meta Platforms, Inc., Class A 57,127 27,125,613
75,724,862
IT Services 1 .0%
Accenture plc, Class A 16,390 5,418,862
Akamai Technologies, Inc.*(a) 3,769 370,417
Cognizant Technology
Solutions Corp., Class A 12,904 976,575
EPAM Systems, Inc.* 1,448 311,508
Gartner, Inc.* 2,067 1,035,960
GoDaddy, Inc., Class A* 3,727 542,092
International Business
Machines Corp. 23,946 4,600,985
VeriSign, Inc.*(a) 2,228 416,658
13,673,057
Leisure Products 0 .0%
†
Hasbro, Inc. 3,575 230,445
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 7,795 1,102,213
Bio-Rad Laboratories, Inc.,
Class A* 562 190,158
Bio-Techne Corp. 4,233 345,371
Charles River Laboratories
International, Inc.*(a) 1,260 307,566
Danaher Corp. 17,179 4,759,957
IQVIA Holdings, Inc.* 4,722 1,162,698
Mettler-Toledo International,
Inc.* 545 828,961
Revvity, Inc. 3,168 397,933
Thermo Fisher Scientific, Inc. 9,951 6,103,346
Waters Corp.* 1,575 529,641
West Pharmaceutical
Services, Inc. 1,899 581,417
16,309,261
Machinery 1 .4%
Caterpillar, Inc. 12,749 4,413,704
Cummins, Inc. 3,476 1,014,297
Deere & Co. 6,715 2,497,846
Dover Corp. 3,617 666,468
Fortive Corp. 9,099 653,763
IDEX Corp. 2,089 435,515
Illinois Tool Works, Inc. 7,013 1,734,175
Ingersoll Rand, Inc.(a) 10,551 1,059,320
Nordson Corp. 1,361 340,699
Otis Worldwide Corp. 10,573 999,149
PACCAR, Inc. 13,457 1,327,668
Parker-Hannifin Corp. 3,323 1,864,735
Pentair plc 4,417 388,122
Snap-on, Inc. 1,449 415,906
Stanley Black & Decker, Inc. 4,129 436,105
Westinghouse Air Brake
Technologies Corp. 4,675 753,376
Xylem, Inc. 6,341 846,523
19,847,371

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Media 0 .5%
Charter Communications, Inc.,
Class A*(a) 2,487 944,364
Comcast Corp., Class A 102,036 4,211,026
Fox Corp., Class A 6,354 241,706
Fox Corp., Class B 3,623 128,363
Interpublic Group of Cos., Inc.
(The)(a) 10,033 322,762
News Corp., Class A 9,268 255,611
News Corp., Class B 3,040 86,610
Omnicom Group, Inc.(a) 5,288 518,435
Paramount Global, Class B 12,515 142,921
6,851,798
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 38,048 1,727,760
Newmont Corp. 29,819 1,463,218
Nucor Corp. 6,198 1,009,902
Steel Dynamics, Inc. 3,875 516,228
4,717,108
Multi-Utilities 0 .6%
Ameren Corp. 7,048 558,695
CenterPoint Energy, Inc.(a) 17,068 473,637
CMS Energy Corp. 8,011 519,113
Consolidated Edison, Inc. 9,195 896,697
Dominion Energy, Inc.(a) 21,852 1,168,208
DTE Energy Co. 5,566 670,870
NiSource, Inc.(a) 11,528 360,250
Public Service Enterprise
Group, Inc. 12,895 1,028,634
Sempra 16,723 1,338,843
WEC Energy Group, Inc.(a) 8,089 696,139
7,711,086
Office REITs 0 .0%
†
BXP, Inc. 4,046 288,520
Oil, Gas & Consumable Fuels 3 .0%
APA Corp. 9,827 306,504
Chevron Corp. 44,680 7,169,800
ConocoPhillips 30,488 3,390,266
Coterra Energy, Inc. 19,260 496,908
Devon Energy Corp. 16,670 783,990
Diamondback Energy, Inc.(a) 4,693 949,441
EOG Resources, Inc.(a) 15,087 1,913,032
EQT Corp. 13,950 481,414
Exxon Mobil Corp. 116,940 13,867,915
Hess Corp. 7,274 1,115,977
Kinder Morgan, Inc.(a) 50,384 1,064,614
Marathon Oil Corp. 15,006 420,918
Marathon Petroleum Corp. 9,047 1,601,500
Occidental Petroleum Corp. 17,342 1,054,740
ONEOK, Inc. 15,338 1,278,115
Phillips 66 11,005 1,601,007
Targa Resources Corp. 5,789 783,136
Valero Energy Corp. 8,603 1,391,277
Williams Cos., Inc. (The)(a) 31,324 1,345,053
41,015,607
Passenger Airlines 0 .1%
American Airlines Group,
Inc.*(a) 16,914 179,965
Delta Air Lines, Inc. 16,301 701,269
Southwest Airlines Co.(a) 16,356 440,631
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 8,510 386,524
1,708,389
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 6,038 601,445
Kenvue, Inc. 50,633 936,204
1,537,649
Pharmaceuticals 3 .2%
Bristol-Myers Squibb Co. 53,238 2,531,999
Catalent, Inc.* 4,819 285,960
Eli Lilly & Co. 20,811 16,737,663
Johnson & Johnson 62,738 9,903,193
Merck & Co., Inc. 66,026 7,469,522
Pfizer, Inc. 147,445 4,502,970
Viatris, Inc. 29,821 359,641
Zoetis, Inc., Class A 11,853 2,134,014
43,924,962
Professional Services 0 .6%
Automatic Data Processing,
Inc. 10,782 2,831,569
Broadridge Financial
Solutions, Inc. 3,026 647,564
Dayforce, Inc.*(a) 4,324 256,327
Equifax, Inc. 3,143 878,060
Jacobs Solutions, Inc. 3,146 460,417
Leidos Holdings, Inc. 3,485 503,234
Paychex, Inc. 8,439 1,080,361
Paycom Software, Inc.(a) 1,389 231,671
Verisk Analytics, Inc., Class A 3,626 949,105
7,838,308
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 7,710 868,994
CoStar Group, Inc.* 10,659 831,615
1,700,609
Residential REITs 0 .3%
AvalonBay Communities, Inc. 3,797 778,081
Camden Property Trust 2,813 311,540
Equity Residential 9,136 636,140
Essex Property Trust, Inc. 1,601 445,654
Invitation Homes, Inc. 15,413 543,617
Mid-America Apartment
Communities, Inc. 3,037 424,481
UDR, Inc. 8,361 335,025
3,474,538
Retail REITs 0 .3%
Federal Realty Investment
Trust 1,931 215,596
Kimco Realty Corp. 18,014 391,444
Realty Income Corp. 22,484 1,291,256
Regency Centers Corp. 3,932 264,781
Simon Property Group, Inc. 8,651 1,327,410
3,490,487
Semiconductors & Semiconductor Equipment 10 .0%
Advanced Micro Devices, Inc.* 42,135 6,087,665
Analog Devices, Inc. 13,041 3,017,427
Applied Materials, Inc. 21,660 4,596,252
Broadcom, Inc. 113,558 18,246,499
Enphase Energy, Inc.* 3,592 413,475
First Solar, Inc.* 2,868 619,459

16 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. 110,973 3,411,310
KLA Corp. 3,489 2,871,691
Lam Research Corp. 3,405 3,136,822
Microchip Technology, Inc. 13,805 1,225,608
Micron Technology, Inc. 28,867 3,170,174
Monolithic Power Systems,
Inc. 1,286 1,109,934
NVIDIA Corp. 641,237 75,037,554
NXP Semiconductors NV 6,619 1,741,856
ON Semiconductor Corp.* 11,497 899,640
Qorvo, Inc.* 2,375 284,525
QUALCOMM, Inc. 29,144 5,273,607
Skyworks Solutions, Inc. 4,181 475,045
Teradyne, Inc.(a) 4,211 552,315
Texas Instruments, Inc.(a) 23,735 4,837,430
137,008,288
Software 9 .0%
Adobe, Inc.* 11,679 6,442,720
ANSYS, Inc.* 2,204 691,241
Autodesk, Inc.* 5,666 1,402,448
Cadence Design Systems,
Inc.* 7,002 1,874,155
Crowdstrike Holdings, Inc.,
Class A* 6,062 1,406,142
Fair Isaac Corp.*(a) 647 1,035,200
Fortinet, Inc.* 16,639 965,728
Gen Digital, Inc. 13,579 352,918
Intuit, Inc. 7,299 4,725,008
Microsoft Corp. 193,747 81,054,057
Oracle Corp.(a) 41,556 5,794,984
Palo Alto Networks, Inc.* 8,482 2,754,360
PTC, Inc.*(a) 3,009 535,151
Roper Technologies, Inc. 2,810 1,530,747
Salesforce, Inc. 25,319 6,552,557
ServiceNow, Inc.* 5,344 4,352,100
Synopsys, Inc.* 4,026 2,247,796
Tyler Technologies, Inc.* 1,142 648,782
124,366,094
Specialized REITs 0 .9%
American Tower Corp. 12,173 2,682,929
Crown Castle, Inc. 11,170 1,229,594
Digital Realty Trust, Inc. 8,458 1,264,386
Equinix, Inc. 2,448 1,934,508
Extra Space Storage, Inc. 5,473 873,600
Iron Mountain, Inc. 7,871 807,250
Public Storage 4,050 1,198,476
SBA Communications Corp.,
Class A 2,913 639,520
VICI Properties, Inc., Class A 26,813 838,174
Weyerhaeuser Co. 19,760 627,578
12,096,015
Specialty Retail 1 .7%
AutoZone, Inc.* 452 1,416,428
Bath & Body Works, Inc. 5,817 213,775
Best Buy Co., Inc. 4,904 424,294
CarMax, Inc.*(a) 4,265 360,137
Home Depot, Inc. (The) 25,834 9,511,045
Lowe's Cos., Inc. 14,916 3,662,027
O'Reilly Automotive, Inc.* 1,550 1,745,827
Ross Stores, Inc. 8,747 1,252,833
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 29,522 3,336,576
Tractor Supply Co. 2,808 739,403
Ulta Beauty, Inc.*(a) 1,287 469,613
23,131,958
Technology Hardware, Storage & Peripherals 6 .4%
Apple, Inc. 375,749 83,446,338
Hewlett Packard Enterprise
Co. 35,066 698,164
HP, Inc. 21,958 792,464
NetApp, Inc. 5,543 703,850
Seagate Technology Holdings
plc 5,013 512,178
Super Micro Computer, Inc.* 1,331 933,896
Western Digital Corp.* 8,214 550,749
87,637,639
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 655 604,323
Lululemon Athletica, Inc.* 3,068 793,569
NIKE, Inc., Class B 31,400 2,350,604
Ralph Lauren Corp., Class A 1,098 192,798
Tapestry, Inc. 6,414 257,137
4,198,431
Tobacco 0 .5%
Altria Group, Inc. 44,776 2,194,472
Philip Morris International, Inc. 40,525 4,666,859
6,861,331
Trading Companies & Distributors 0 .3%
Fastenal Co. 15,047 1,064,575
United Rentals, Inc. 1,706 1,291,613
WW Grainger, Inc.(a) 1,122 1,095,981
3,452,169
Water Utilities 0 .1%
American Water Works Co.,
Inc. 5,164 735,147
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 13,578 2,474,998
Total Common Stocks
(cost $560,772,435) 1,208,960,495
Purchased Options 0 .5%
Number of
Contracts
Call Options 0 .5%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
9/20/2024 at USD 5,650.00,
European Style
Notional Amount: USD
146,340,950
Exchange Traded
*
530 1,762,250
S&P 500 E-Mini Index
9/20/2024 at USD 5,500.00,
European Style
Notional Amount: USD
146,340,950
Exchange Traded
*
530 3,928,625

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2024 (Unaudited) - Statement of Investments - 17
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
10/18/2024 at USD
5,900.00, European Style
Notional Amount: USD
73,170,475
Exchange Traded
*
265 414,063
Total Purchased Options
(cost $4,213,648) 6,104,938
Short-Term Investment 6 .8%
Shares
U.S. Treasury Obligation 6.8%
U.S. Treasury Bills, 5.27%,
10/3/2024(a) 94,855,000 93,994,862
(cost $94,001,611)
Total Short-Term Investment
(cost $94,001,611) 93,994,862
Repurchase Agreements 2 .3%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $101,605,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$103,637.(b) 101,590 101,590
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $10,001,478,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$10,201,507.(b) 10,000,000 10,000,000
ING Financial Services LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $10,001,484,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 5/15/2034;
total market value
$10,200,002.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $7,001,039,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$7,140,001.(b) 7,000,000 7,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,741,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $5,100,003.
(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $32,101,590) 32,101,590
Total Investments
(cost $691,089,284) — 97.5% 1,341,161,885
Other assets in excess of liabilities — 2.5% 34,150,605
NET ASSETS — 100.0%
$ 1,375,312,490

18 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $147,918,669, which was collateralized
by cash used to purchase repurchase agreements
with a total value of $32,101,590 and by $118,540,313
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%, and
maturity dates ranging from 8/15/2024 – 5/15/2054, a total
value of $150,641,903.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $32,101,590.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 122 9/2024 USD 33,903,800 (451,669)
U.S. Treasury Long Bond 367 9/2024 USD 44,326,719 (61,552)
Net contracts (513,221)
As of July 31, 2024, the Fund had $1,166,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,208,960,495 $ – $ – $ 1,208,960,495
Purchased Option 6,104,938 – – 6,104,938
Repurchase Agreements – 32,101,590 – 32,101,590
Short-Term Investment – 93,994,862 – 93,994,862
Total Assets $ 1,215,065,433 $ 126,096,452 $ – $ 1,341,161,885
Liabilities:
Futures Contracts $ (513,221) $ – $ – $ (513,221)
Total Liabilities $ (513,221) $ – $ – $ (513,221)
Total $ 1,214,552,212 $ 126,096,452 $ – $ 1,340,648,664

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2024 (Unaudited) - Statement of Investments - 21
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 6,104,938
Total $ 6,104,938
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (451,669)
Interest rate risk Unrealized depreciation from futures contracts (61,552)
Total $ (513,221)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 91 .1%
Shares Value ($)
Aerospace & Defense 4 .0%
Howmet Aerospace, Inc. 95,913 9,178,874
L3Harris Technologies, Inc. 68,600 15,564,654
24,743,528
Air Freight & Logistics 1 .4%
FedEx Corp. 28,793 8,702,684
Automobiles 0 .9%
General Motors Co. 125,394 5,557,462
Banks 9 .7%
Bank of America Corp. 284,086 11,451,507
Citigroup, Inc. 130,582 8,472,160
First Horizon Corp. 524,967 8,782,698
JPMorgan Chase & Co. 104,596 22,258,029
US Bancorp 202,296 9,079,044
60,043,438
Beverages 0 .5%
PepsiCo, Inc. 16,272 2,809,686
Biotechnology 0 .5%
Amgen, Inc. 8,728 2,901,798
Building Products 1 .1%
Johnson Controls International
plc 98,841 7,071,085
Capital Markets 3 .9%
CME Group, Inc. 34,664 6,714,764
Goldman Sachs Group, Inc.
(The) 27,543 14,020,213
LPL Financial Holdings, Inc. 13,827 3,062,957
23,797,934
Commercial Services & Supplies 0 .7%
Veralto Corp. 40,059 4,268,687
Communications Equipment 2 .6%
Cisco Systems, Inc. 326,899 15,838,257
Construction Materials 0 .9%
CRH plc 67,916 5,820,401
Containers & Packaging 1 .6%
International Paper Co.(a) 213,800 9,937,424
Diversified Telecommunication Services 3 .2%
AT&T, Inc. 1,021,006 19,654,365
Electric Utilities 1 .4%
Constellation Energy Corp. 46,124 8,754,335
Electrical Equipment 3 .3%
AMETEK, Inc. 21,297 3,694,604
Eaton Corp. plc 12,830 3,910,456
GE Vernova, Inc.* 31,223 5,565,187
Hubbell, Inc., Class B(a) 18,551 7,339,703
20,509,950
Electronic Equipment, Instruments & Components 0 .4%
Jabil, Inc. 24,162 2,722,333
Financial Services 4 .0%
Berkshire Hathaway, Inc.,
Class B* 46,721 20,487,159
Voya Financial, Inc. 61,366 4,463,149
24,950,308
Health Care Equipment & Supplies 6 .9%
Alcon, Inc.CHF 60,553 5,691,982
Baxter International, Inc. 137,062 4,909,561
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson & Co. 57,002 13,740,902
Medtronic plc 228,747 18,372,959
42,715,404
Health Care Providers & Services 2 .9%
Labcorp Holdings, Inc. 26,996 5,816,018
UnitedHealth Group, Inc. 21,509 12,392,626
18,208,644
Hotels, Restaurants & Leisure 2 .0%
International Game
Technology plc 147,592 3,463,984
Las Vegas Sands Corp. 222,658 8,832,843
12,296,827
Industrial Conglomerates 0 .9%
3M Co. 43,417 5,537,838
Insurance 8 .3%
Allstate Corp. (The) 66,001 11,294,091
American International Group,
Inc. 71,795 5,688,318
Aon plc, Class A 21,178 6,957,185
Assurant, Inc. 40,927 7,156,905
Globe Life, Inc. 35,133 3,258,234
RenaissanceRe Holdings Ltd.
(a) 31,143 7,222,373
Willis Towers Watson plc 35,397 9,991,865
51,568,971
Interactive Media & Services 0 .8%
Alphabet, Inc., Class A 28,301 4,854,754
IT Services 1 .0%
International Business
Machines Corp. 32,693 6,281,633
Life Sciences Tools & Services 2 .4%
Danaher Corp. 53,528 14,831,538
Media 1 .9%
Interpublic Group of Cos., Inc.
(The)(a) 91,222 2,934,611
Omnicom Group, Inc.(a) 87,694 8,597,520
11,532,131
Metals & Mining 3 .2%
Freeport-McMoRan, Inc. 159,772 7,255,247
Newmont Corp. 256,543 12,588,565
19,843,812
Multi-Utilities 1 .0%
Dominion Energy, Inc.(a) 115,468 6,172,919
Oil, Gas & Consumable Fuels 8 .4%
Chevron Corp. 47,485 7,619,918
ConocoPhillips 113,593 12,631,542
Diamondback Energy, Inc.(a) 23,927 4,840,671
EQT Corp. 244,103 8,423,995
Marathon Petroleum Corp. 16,140 2,857,103
Occidental Petroleum Corp. 84,098 5,114,840
Phillips 66 70,809 10,301,293
51,789,362
Personal Care Products 1 .9%
Kenvue, Inc. 621,204 11,486,062
Pharmaceuticals 3 .9%
Bristol-Myers Squibb Co. 61,508 2,925,321

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Pharmaceuticals
Novartis AG, ADR-CH 52,453 5,847,460
Sanofi SA, ADR 292,649 15,162,145
23,934,926
Semiconductors & Semiconductor Equipment 2 .2%
Applied Materials, Inc. 46,886 9,949,209
Intel Corp. 124,631 3,831,157
13,780,366
Software 0 .8%
Dolby Laboratories, Inc., Class
A 61,300 4,827,988
Specialty Retail 0 .4%
Best Buy Co., Inc. 30,019 2,597,244
Tobacco 1 .4%
Philip Morris International, Inc. 73,783 8,496,850
Wireless Telecommunication Services 0 .7%
T-Mobile US, Inc. 23,607 4,303,084
Total Common Stocks
(cost $439,162,002) 563,144,028
Purchased Options 0 .4%
Number of
Contracts
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
10/18/2024 at USD
5,900.00, European Style
Notional Amount: USD
31,200,995
Exchange Traded
*
113 176,563
S&P 500 E-Mini Index
9/20/2024 at USD 5,650.00,
European Style
Notional Amount: USD
62,401,990
Exchange Traded
*
226 751,450
S&P 500 E-Mini Index
9/20/2024 at USD 5,500.00,
European Style
Notional Amount: USD
62,401,990
Exchange Traded
*
226 1,675,225
Total Purchased Options
(cost $1,798,631) 2,603,238
Short-Term Investment 2 .9%
Shares
U.S. Treasury Obligation 2.9%
U.S. Treasury Bills, 5.24%,
10/3/2024(a) 18,000,000 17,836,777
Total Short-Term Investment
(cost $17,836,578) 17,836,777
Repurchase Agreements 1 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,235,709,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$3,300,424.(b) 3,235,229 3,235,229
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,444,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$3,060,452.(b) 3,000,000 3,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,741,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $5,100,003.
(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $11,235,229) 11,235,229
Total Investments
(cost $470,032,440) — 96.2% 594,819,272
Other assets in excess of liabilities — 3.8% 23,566,087
NET ASSETS — 100.0%
$ 618,385,359
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $39,087,428, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,235,229 and by $28,513,378 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.50%, and maturity
dates ranging from 8/15/2024 – 5/15/2054, a total value of
$39,748,607.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $11,235,229.
ADR American Depositary Receipt
CH Switzerland
Currency:
CHF Switzerland Franc
USD United States Dollar

24 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 547 9/2024 USD 49,623,840 2,550,869
U.S. Treasury Long Bond 164 9/2024 USD 19,808,125 (27,506)
Total long contracts 2,523,363
Short Contracts
S&P 500 E-Mini Index (210) 9/2024 USD (58,359,000) (10,970)
Total short contracts (10,970)
Net contracts 2,512,393
As of July 31, 2024, the Fund had $812,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 563,144,028 $ – $ – $ 563,144,028
Futures Contracts 2,550,869 – – 2,550,869
Purchased Option 2,603,238 – – 2,603,238
Repurchase Agreements – 11,235,229 – 11,235,229
Short-Term Investment – 17,836,777 – 17,836,777
Total Assets $ 568,298,135 $ 29,072,006 $ – $ 597,370,141
Liabilities:
Futures Contracts $ (38,476) $ – $ – $ (38,476)
Total Liabilities $ (38,476) $ – $ – $ (38,476)
Total $ 568,259,659 $ 29,072,006 $ – $ 597,331,665

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 27
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,603,238
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 2,550,869
Total $ 5,154,107
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (10,970)
Interest rate risk Unrealized depreciation from futures contracts (27,506)
Total $ (38,476)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fund
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 1 .5%
Boeing Co. (The)* 22,526 4,293,456
General Dynamics Corp. 45,800 13,680,918
RTX Corp. 59,058 6,938,724
24,913,098
Air Freight & Logistics 0 .7%
CH Robinson Worldwide, Inc. 127,137 11,321,550
Banks 2 .6%
JPMorgan Chase & Co. 85,125 18,114,600
Wells Fargo & Co. 423,094 25,106,398
43,220,998
Beverages 0 .6%
Constellation Brands, Inc.,
Class A 26,191 6,420,986
Keurig Dr Pepper, Inc. 114,702 3,931,984
10,352,970
Biotechnology 1 .5%
AbbVie, Inc. 45,256 8,386,842
Alnylam Pharmaceuticals, Inc.* 8,675 2,059,966
Amgen, Inc. 3,154 1,048,610
Biogen, Inc.* 8,605 1,834,586
Gilead Sciences, Inc. 16,653 1,266,627
Moderna, Inc.* 5,275 628,885
Regeneron Pharmaceuticals,
Inc.* 4,467 4,820,742
Vertex Pharmaceuticals, Inc.* 11,262 5,582,799
25,629,057
Broadline Retail 5 .6%
Amazon.com, Inc.* 503,936 94,225,953
Building Products 0 .7%
Builders FirstSource, Inc.* 41,335 6,918,239
Johnson Controls International
plc 39,518 2,827,118
Trane Technologies plc 8,386 2,803,272
12,548,629
Capital Markets 3 .2%
Ares Management Corp.,
Class A 141,383 21,659,875
KKR & Co., Inc. 133,140 16,436,133
Nasdaq, Inc. 87,900 5,949,072
S&P Global, Inc. 22,360 10,838,563
54,883,643
Chemicals 1 .9%
Celanese Corp., Class A(a) 52,435 7,401,200
FMC Corp.(a) 79,490 4,639,036
Linde plc 30,794 13,965,079
PPG Industries, Inc. 42,261 5,366,302
31,371,617
Commercial Services & Supplies 0 .7%
Clean Harbors, Inc.* 23,756 5,671,270
Waste Connections, Inc. 38,173 6,786,014
12,457,284
Consumer Finance 0 .9%
American Express Co. 61,455 15,550,573
Consumer Staples Distribution & Retail 0 .1%
US Foods Holding Corp.* 46,003 2,502,103
Common Stocks
Shares Value ($)
Containers & Packaging 0 .2%
Crown Holdings, Inc. 35,013 3,105,653
Distributors 0 .5%
Pool Corp. 21,332 7,979,021
Electric Utilities 1 .0%
NextEra Energy, Inc. 70,639 5,396,113
PG&E Corp. 668,194 12,194,541
17,590,654
Electrical Equipment 0 .8%
Emerson Electric Co. 60,337 7,066,066
Vertiv Holdings Co., Class A 72,065 5,671,516
12,737,582
Electronic Equipment, Instruments & Components 1 .2%
Corning, Inc. 153,302 6,133,613
Flex Ltd.* 422,294 13,576,752
19,710,365
Energy Equipment & Services 0 .2%
Schlumberger NV 86,251 4,165,061
Entertainment 1 .3%
Netflix, Inc.* 24,677 15,505,793
Spotify Technology SA* 17,874 6,147,584
21,653,377
Financial Services 4 .3%
Berkshire Hathaway, Inc.,
Class B* 74,517 32,675,704
Block, Inc., Class A* 143,612 8,886,711
Corpay, Inc.* 26,547 7,746,945
Global Payments, Inc. 47,825 4,860,933
PayPal Holdings, Inc.* 130,015 8,552,387
Visa, Inc., Class A 39,895 10,598,905
73,321,585
Food Products 0 .1%
Mondelez International, Inc.,
Class A 23,729 1,621,877
Gas Utilities 0 .4%
Atmos Energy Corp. 58,645 7,499,523
Ground Transportation 2 .0%
JB Hunt Transport Services,
Inc. 100,927 17,475,510
Uber Technologies, Inc.* 259,355 16,720,617
34,196,127
Health Care Equipment & Supplies 2 .8%
Align Technology, Inc.* 3,479 806,710
Boston Scientific Corp.* 176,085 13,009,160
Dexcom, Inc.* 91,836 6,228,318
Edwards Lifesciences Corp.* 114,637 7,227,863
Intuitive Surgical, Inc.* 24,765 11,010,767
Stryker Corp. 28,010 9,171,874
47,454,692
Health Care Providers & Services 3 .4%
Cencora, Inc. 38,058 9,053,237
Centene Corp.* 50,560 3,889,075
Elevance Health, Inc. 12,932 6,880,212
HCA Healthcare, Inc. 17,548 6,370,801
Humana, Inc. 9,646 3,488,090
Labcorp Holdings, Inc. 15,924 3,430,667
Molina Healthcare, Inc.* 10,056 3,431,811

Nationwide Fund - July 31, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. 37,069 21,357,675
57,901,568
Health Care REITs 0 .6%
Welltower, Inc. 97,786 10,878,693
Hotels, Restaurants & Leisure 2 .1%
Chipotle Mexican Grill, Inc.,
Class A* 243,920 13,249,734
Domino's Pizza, Inc. 26,474 11,349,404
Marriott International, Inc.,
Class A 46,710 10,617,183
35,216,321
Household Durables 0 .2%
Lennar Corp., Class A 16,279 2,880,243
Household Products 1 .4%
Church & Dwight Co., Inc. 40,902 4,008,805
Procter & Gamble Co. (The)(a) 117,433 18,878,529
22,887,334
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 59,487 4,712,560
Insurance 2 .8%
American International Group,
Inc. 137,537 10,897,057
Arch Capital Group Ltd.* 85,541 8,193,117
Everest Group Ltd. 31,062 12,203,328
Marsh & McLennan Cos., Inc. 26,299 5,853,368
Progressive Corp. (The) 46,794 10,019,531
47,166,401
Interactive Media & Services 6 .2%
Alphabet, Inc., Class A 473,137 81,161,921
Meta Platforms, Inc., Class A 50,797 24,119,939
105,281,860
IT Services 0 .5%
MongoDB, Inc., Class A* 32,070 8,093,185
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 31,928 4,514,619
Danaher Corp. 43,083 11,937,438
Thermo Fisher Scientific, Inc. 5,309 3,256,222
19,708,279
Machinery 0 .7%
Fortive Corp. 116,836 8,394,666
Ingersoll Rand, Inc. 28,932 2,904,773
11,299,439
Media 0 .7%
Omnicom Group, Inc.(a) 119,555 11,721,172
Metals & Mining 0 .2%
Nucor Corp. 16,368 2,667,002
Multi-Utilities 0 .8%
Sempra(a) 171,447 13,726,047
Oil, Gas & Consumable Fuels 4 .7%
EQT Corp. 78,520 2,709,725
Exxon Mobil Corp. 302,908 35,921,860
Marathon Petroleum Corp. 66,078 11,697,127
Shell plc, ADR 282,535 20,687,213
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp. 57,182 7,735,581
78,751,506
Passenger Airlines 0 .4%
Delta Air Lines, Inc.(a) 176,323 7,585,415
Personal Care Products 0 .9%
Haleon plc, ADR(a) 586,336 5,364,974
Unilever plc, ADR-UK(a) 151,232 9,285,645
14,650,619
Pharmaceuticals 4 .0%
AstraZeneca plc, ADR-UK 61,266 4,849,204
Eli Lilly & Co. 39,350 31,648,024
GSK plc, ADR(a) 181,735 7,045,866
Merck & Co., Inc. 160,047 18,106,117
Novartis AG, ADR-CH(a) 20,660 2,303,177
Novo Nordisk A/S, ADR-DK 23,206 3,077,812
67,030,200
Professional Services 0 .7%
Dayforce, Inc.*(a) 122,450 7,258,836
Equifax, Inc.(a) 14,391 4,020,414
11,279,250
Real Estate Management & Development 0 .1%
CoStar Group, Inc.* 31,610 2,466,212
Residential REITs 0 .4%
Camden Property Trust 61,655 6,828,291
Semiconductors & Semiconductor Equipment 10 .4%
Advanced Micro Devices, Inc.* 171,814 24,823,687
First Solar, Inc.* 11,443 2,471,574
KLA Corp. 20,677 17,018,618
Micron Technology, Inc. 113,434 12,457,322
NVIDIA Corp. 697,406 81,610,450
NXP Semiconductors NV(a) 28,471 7,492,428
QUALCOMM, Inc. 52,904 9,572,979
Texas Instruments, Inc. 102,775 20,946,573
176,393,631
Software 10 .4%
Adobe, Inc.* 58,991 32,542,385
Atlassian Corp., Class A* 66,885 11,809,884
HubSpot, Inc.* 7,993 3,972,761
Microsoft Corp. 247,627 103,594,756
ServiceNow, Inc.* 14,241 11,597,728
Synopsys, Inc.* 22,074 12,324,356
175,841,870
Specialized REITs 0 .5%
Equinix, Inc. 10,378 8,201,111
Specialty Retail 2 .0%
TJX Cos., Inc. (The) 293,275 33,145,941
Technology Hardware, Storage & Peripherals 6 .8%
Apple, Inc. 518,248 115,092,516
Tobacco 0 .6%
Philip Morris International, Inc. 92,504 10,652,761
Trading Companies & Distributors 0 .2%
AerCap Holdings NV 41,954 3,941,578
Wireless Telecommunication Services 1 .3%
T-Mobile US, Inc. 116,063 21,155,964
Total Common Stocks
(cost $1,097,962,376) 1,677,169,961

30 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fund
Repurchase Agreements 1 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $8,831,458,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$9,008,090.(b) 8,830,148 8,830,148
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $15,002,217,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$15,302,261.(b) 15,000,000 15,000,000
Santander US Capital
Markets,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $1,000,149,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$1,020,151.(b) 1,000,000 1,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $2,000,297,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $2,040,001.
(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $26,830,148) 26,830,148
Total Investments
(cost $1,124,792,524) — 100.9% 1,704,000,109
Liabilities in excess of other assets — (0.9)% (14,398,059)
NET ASSETS — 100.0%
$ 1,689,602,050
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $40,705,224, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $26,830,148 and by $14,156,792 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.41%, and maturity dates ranging
from 8/15/2024 – 11/15/2053, a total value of $40,986,940.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $26,830,148.
ADR American Depositary Receipt
CH Switzerland
DK Denmark
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fund - July 31, 2024 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,677,169,961 $ – $ – $ 1,677,169,961
Repurchase Agreements – 26,830,148 – 26,830,148
Total $ 1,677,169,961 $ 26,830,148 $ – $ 1,704,000,109
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks 98 .7%
Shares Value ($)
Aerospace & Defense 7 .5%
Axon Enterprise, Inc.*(a) 33,329 9,999,033
HEICO Corp., Class A 36,939 7,022,474
17,021,507
Broadline Retail 0 .2%
Etsy, Inc.* 7,425 483,664
Building Products 3 .3%
Advanced Drainage Systems,
Inc. 35,159 6,224,549
Fortune Brands Innovations,
Inc. 16,854 1,361,972
7,586,521
Capital Markets 3 .5%
Intercontinental Exchange, Inc. 36,836 5,582,864
Raymond James Financial,
Inc. 20,644 2,394,704
7,977,568
Commercial Services & Supplies 6 .4%
Copart, Inc.* 183,471 9,601,037
Rollins, Inc. 102,559 4,913,602
14,514,639
Construction Materials 1 .3%
Vulcan Materials Co. 10,872 2,984,473
Distributors 2 .6%
Pool Corp.(a) 15,873 5,937,137
Electrical Equipment 0 .4%
Generac Holdings, Inc.* 5,431 845,498
Electronic Equipment, Instruments & Components 7 .7%
Amphenol Corp., Class A 153,564 9,868,023
Cognex Corp.(a) 17,483 867,506
Keysight Technologies, Inc.* 38,662 5,396,055
Trimble, Inc.* 26,989 1,471,980
17,603,564
Financial Services 4 .8%
Fiserv, Inc.*(a) 45,872 7,503,283
Global Payments, Inc. 33,079 3,362,150
10,865,433
Food Products 0 .8%
Freshpet, Inc.*(a) 14,433 1,756,496
Ground Transportation 2 .1%
Old Dominion Freight Line,
Inc.(a) 22,488 4,726,528
Health Care Equipment & Supplies 8 .1%
Align Technology, Inc.* 7,969 1,847,852
Cooper Cos., Inc. (The)* 27,077 2,527,096
Dexcom, Inc.* 31,402 2,129,684
IDEXX Laboratories, Inc.* 11,235 5,349,208
STERIS plc 27,425 6,547,993
18,401,833
Health Care Providers & Services 0 .4%
HealthEquity, Inc.* 11,318 888,237
Household Products 2 .1%
Church & Dwight Co., Inc. 47,624 4,667,628
Insurance 2 .4%
Ryan Specialty Holdings, Inc.,
Class A(a) 87,299 5,376,745
Common Stocks
Shares Value ($)
IT Services 5 .3%
EPAM Systems, Inc.* 12,079 2,598,555
Gartner, Inc.* 18,801 9,422,873
12,021,428
Life Sciences Tools & Services 1 .9%
Charles River Laboratories
International, Inc.* 3,329 812,609
Repligen Corp.* 21,031 3,519,538
4,332,147
Machinery 2 .5%
IDEX Corp.(a) 26,802 5,587,681
Professional Services 6 .4%
Broadridge Financial
Solutions, Inc. 24,869 5,321,966
SS&C Technologies Holdings,
Inc. 21,540 1,571,343
Verisk Analytics, Inc., Class A 29,197 7,642,315
14,535,624
Real Estate Management & Development 2 .3%
CoStar Group, Inc.* 67,471 5,264,087
Semiconductors & Semiconductor Equipment 1 .4%
Monolithic Power Systems,
Inc. 3,751 3,237,451
Software 14 .2%
ANSYS, Inc.* 7,604 2,384,842
Bentley Systems, Inc., Class
B(a) 33,827 1,648,728
BlackLine, Inc.* 15,160 720,403
Cadence Design Systems,
Inc.* 17,404 4,658,355
HubSpot, Inc.* 6,622 3,291,333
Intuit, Inc. 7,973 5,161,322
Roper Technologies, Inc. 11,140 6,068,515
Tyler Technologies, Inc.* 14,713 8,358,602
32,292,100
Specialty Retail 8 .0%
Burlington Stores, Inc.* 21,277 5,538,829
O'Reilly Automotive, Inc.* 8,786 9,896,023
Ulta Beauty, Inc.* 7,473 2,726,823
18,161,675
Textiles, Apparel & Luxury Goods 0 .8%
Lululemon Athletica, Inc.* 7,107 1,838,297
Trading Companies & Distributors 2 .3%
Watsco, Inc.(a) 10,919 5,344,741
Total Common Stocks
(cost $92,785,659) 224,252,702
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,321) 0

34 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Repurchase Agreements 11 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $10,384,575,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$10,592,269.(b) 10,383,034 10,383,034
ING Financial Services LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $8,001,187,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 5/15/2034; total
market value $8,160,001.
(b) 8,000,000 8,000,000
Santander US Capital
Markets,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $7,001,039,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$7,141,059.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $25,383,034) 25,383,034
Total Investments
(cost $118,184,014) — 109.9% 249,635,736
Liabilities in excess of other assets — (9.9)% (22,531,835)
NET ASSETS — 100.0%
$ 227,103,901
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $27,248,388, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $25,383,034 and by $2,247,321 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/15/2024 – 2/15/2054, a total value of $27,630,355.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $25,383,034.
CVR Contingent Value Rights

Nationwide Geneva Mid Cap Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 224,252,702 $ – $ – $ 224,252,702
Repurchase Agreements – 25,383,034 – 25,383,034
Rights – – – –
Total $ 224,252,702 $ 25,383,034 $ – $ 249,635,736
As of July 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide GQG US Quality Equity Fund - July 31, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 0 .0%
†
Northrop Grumman Corp. 67 32,449
Automobiles 2 .0%
Ford Motor Co. 1,751 18,946
Tesla, Inc.* 12,297 2,853,765
2,872,711
Beverages 3 .4%
Coca-Cola Co. (The) 71,692 4,784,724
Broadline Retail 4 .8%
Amazon.com, Inc.* 36,471 6,819,348
Consumer Staples Distribution & Retail 3 .3%
Walmart, Inc. 68,578 4,707,194
Electric Utilities 7 .6%
American Electric Power Co.,
Inc. 27,910 2,738,529
Duke Energy Corp. 22,426 2,450,489
NextEra Energy, Inc. 33,370 2,549,135
Southern Co. (The) 36,387 3,039,042
10,777,195
Entertainment 2 .9%
Netflix, Inc.* 6,507 4,088,673
Financial Services 3 .0%
Visa, Inc., Class A(a) 16,279 4,324,842
Health Care Providers & Services 2 .0%
UnitedHealth Group, Inc. 4,903 2,824,912
Household Products 1 .3%
Procter & Gamble Co. (The) 11,291 1,815,141
Interactive Media & Services 11 .9%
Alphabet, Inc., Class C 24,103 4,173,435
Meta Platforms, Inc., Class A 27,040 12,839,403
17,012,838
Multi-Utilities 0 .0%
†
CMS Energy Corp. 1,252 81,130
Oil, Gas & Consumable Fuels 2 .2%
Canadian Natural Resources
Ltd. 1,774 62,942
Shell plc, ADR 42,059 3,079,560
3,142,502
Pharmaceuticals 12 .3%
Eli Lilly & Co. 13,501 10,858,449
Novo Nordisk A/S, ADR-DK 50,211 6,659,485
17,517,934
Semiconductors & Semiconductor Equipment 17 .1%
Broadcom, Inc. 43,727 7,026,054
KLA Corp. 2,925 2,407,480
NVIDIA Corp. 89,835 10,512,492
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 24,430 4,420,608
24,366,634
Software 12 .1%
AppLovin Corp., Class A* 54,479 4,200,331
Datadog, Inc., Class A* 405 47,158
Microsoft Corp. 20,340 8,509,239
Synopsys, Inc.* 8,166 4,559,241
17,315,969
Technology Hardware, Storage & Peripherals 7 .6%
Apple, Inc. 48,486 10,767,771
Tobacco 5 .3%
Philip Morris International, Inc. 65,860 7,584,438
Total Common Stocks
(cost $108,797,569) 140,836,405
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $89,391,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$91,178.(b) 89,377 89,377
Total Repurchase Agreement
(cost $89,377) 89,377
Total Investments
(cost $108,886,946) — 98.9% 140,925,782
Other assets in excess of liabilities — 1.1% 1,508,480
NET ASSETS — 100.0%
$ 142,434,262
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $4,324,576, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$89,377 and by $4,291,304 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 7.63%, and maturity dates ranging from 9/5/2024 –
2/15/2054, a total value of $4,380,681.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $89,377.
ADR American Depositary Receipt
DK Denmark

38 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide GQG US Quality Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide GQG US Quality Equity Fund - July 31, 2024 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 140,836,405 $ – $ – $ 140,836,405
Repurchase Agreement – 89,377 – 89,377
Total $ 140,836,405 $ 89,377 $ – $ 140,925,782
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 98 .0%
Shares Value ($)
Aerospace & Defense 4 .5%
Boeing Co. (The)* 48,493 9,242,766
Air Freight & Logistics 1 .1%
Expeditors International of
Washington, Inc. 18,082 2,256,995
Automobile Components 0 .7%
Mobileye Global, Inc., Class
A*(a) 64,337 1,351,077
Automobiles 5 .8%
Tesla, Inc.* 51,132 11,866,203
Beverages 3 .6%
Boston Beer Co., Inc. (The),
Class A* 4,960 1,389,842
Monster Beverage Corp.* 116,970 6,018,106
7,407,948
Biotechnology 5 .6%
Alnylam Pharmaceuticals, Inc.* 20,653 4,904,261
CRISPR Therapeutics AG*(a) 23,365 1,338,581
GRAIL, Inc.*(a) 2,575 39,604
Regeneron Pharmaceuticals,
Inc.* 4,778 5,156,370
11,438,816
Broadline Retail 6 .8%
Alibaba Group Holding Ltd.,
ADR-CN 18,744 1,477,964
Amazon.com, Inc.* 66,508 12,435,666
13,913,630
Capital Markets 3 .6%
FactSet Research Systems,
Inc. 5,709 2,358,331
MSCI, Inc., Class A 4,723 2,554,010
SEI Investments Co. 35,635 2,417,478
7,329,819
Entertainment 7 .3%
Netflix, Inc.* 16,357 10,277,921
Walt Disney Co. (The) 48,999 4,590,716
14,868,637
Financial Services 5 .3%
Block, Inc., Class A* 27,486 1,700,834
PayPal Holdings, Inc.* 25,658 1,687,783
Visa, Inc., Class A(a) 27,986 7,435,040
10,823,657
Health Care Equipment & Supplies 1 .2%
Intuitive Surgical, Inc.* 5,374 2,389,334
Health Care Technology 2 .9%
Doximity, Inc., Class A*(a) 87,068 2,437,904
Veeva Systems, Inc., Class A* 17,767 3,410,020
5,847,924
Hotels, Restaurants & Leisure 2 .7%
Starbucks Corp. 36,589 2,852,113
Yum China Holdings, Inc. 38,482 1,163,696
Yum! Brands, Inc. 12,144 1,613,087
5,628,896
Interactive Media & Services 12 .3%
Alphabet, Inc., Class A 50,760 8,707,371
Alphabet, Inc., Class C 13,562 2,348,260
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A 29,758 14,129,991
25,185,622
IT Services 1 .4%
Shopify, Inc., Class A* 45,344 2,775,053
Life Sciences Tools & Services 0 .9%
Illumina, Inc.* 15,449 1,894,047
Machinery 0 .5%
Deere & Co. 2,970 1,104,781
Pharmaceuticals 3 .6%
Novartis AG, ADR-CH 14,459 1,611,889
Novo Nordisk A/S, ADR-DK 29,413 3,901,046
Roche Holding AG, ADR(a) 43,705 1,770,490
7,283,425
Semiconductors & Semiconductor Equipment 14 .0%
ARM Holdings plc, ADR*(a) 37,090 5,347,265
NVIDIA Corp. 164,125 19,205,908
QUALCOMM, Inc. 21,817 3,947,786
28,500,959
Software 13 .7%
Autodesk, Inc.* 22,403 5,545,190
Microsoft Corp. 14,925 6,243,874
Oracle Corp. 64,826 9,039,986
Salesforce, Inc. 15,361 3,975,427
Workday, Inc., Class A* 14,415 3,273,935
28,078,412
Textiles, Apparel & Luxury Goods 0 .5%
Under Armour, Inc., Class A* 143,472 1,000,000
Total Common Stocks
(cost $95,766,082) 200,188,001
Repurchase Agreements 6 .6%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,387,228,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$3,454,974.(b) 3,386,726 3,386,726
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,444,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$3,060,452.(b) 3,000,000 3,000,000

Nationwide Loomis All Cap Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 41
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $7,001,037,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $7,140,004.
(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $13,386,726) 13,386,726
Total Investments
(cost $109,152,808) — 104.6% 213,574,727
Liabilities in excess of other assets — (4.6)% (9,416,272)
NET ASSETS — 100.0%
$ 204,158,455
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $17,339,553, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,386,726 and by $3,816,687 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
9/5/2024 – 2/15/2054, a total value of $17,203,413.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $13,386,726.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

42 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Loomis All Cap Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 43
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 200,188,001 $ – $ – $ 200,188,001
Repurchase Agreements – 13,386,726 – 13,386,726
Total $ 200,188,001 $ 13,386,726 $ – $ 213,574,727
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 96 .9%
Shares Value ($)
Biotechnology 5 .2%
Ironwood Pharmaceuticals,
Inc., Class A* 128,292 876,234
Vericel Corp.* 109,165 5,515,016
6,391,250
Electrical Equipment 1 .1%
Vicor Corp.* 32,214 1,356,532
Electronic Equipment, Instruments & Components 4 .1%
Cognex Corp. 101,243 5,023,678
Health Care Equipment & Supplies 10 .6%
Glaukos Corp.* 47,248 5,536,048
Inari Medical, Inc.* 10,843 504,850
Inogen, Inc.* 70,075 648,194
Inspire Medical Systems,
Inc.*(a) 10,721 1,512,197
OrthoPediatrics Corp.* 75,546 2,325,306
RxSight, Inc.* 12,572 575,420
Tandem Diabetes Care, Inc.* 38,993 1,441,961
UFP Technologies, Inc.*(a) 1,427 458,909
13,002,885
Health Care Technology 4 .0%
Veeva Systems, Inc., Class A* 25,570 4,907,650
Life Sciences Tools & Services 13 .1%
10X Genomics, Inc., Class
A*(a) 73,231 1,513,685
Bio-Techne Corp. 64,219 5,239,628
CryoPort, Inc.*(a) 169,949 1,568,629
Cytek Biosciences, Inc.* 305,225 2,048,060
Repligen Corp.* 34,567 5,784,787
16,154,789
Machinery 3 .4%
Energy Recovery, Inc.* 75,715 1,103,925
Helios Technologies, Inc. 67,480 3,100,706
4,204,631
Professional Services 3 .1%
Paycom Software, Inc.(a) 22,751 3,794,639
Software 50 .6%
Agilysys, Inc.* 20,871 2,339,430
Alarm.com Holdings, Inc.* 82,332 5,808,523
ANSYS, Inc.* 14,347 4,499,650
Appfolio, Inc., Class A* 23,170 5,131,692
Clearwater Analytics Holdings,
Inc., Class A*(a) 74,860 1,463,513
Datadog, Inc., Class A* 44,947 5,233,629
DoubleVerify Holdings, Inc.* 44,402 937,770
Enfusion, Inc., Class A*(a) 264,569 2,508,114
Guidewire Software, Inc.* 38,715 5,809,960
Manhattan Associates, Inc.* 22,720 5,802,234
nCino, Inc.* 80,730 2,644,715
Olo, Inc., Class A* 358,329 1,712,813
PROS Holdings, Inc.*(a) 21,102 508,558
Q2 Holdings, Inc.* 67,320 4,542,080
Smartsheet, Inc., Class A* 116,245 5,575,110
Tyler Technologies, Inc.* 9,805 5,570,318
Workiva, Inc., Class A* 27,198 2,006,396
62,094,505
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1 .7%
Xometry, Inc., Class A*(a) 140,952 2,062,128
Total Common Stocks
(cost $88,685,032) 118,992,687
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 0 .8%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $947,426,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$966,374.(b) 947,285 947,285
Total Repurchase Agreement
(cost $947,285) 947,285
Total Investments
(cost $89,649,766) — 97.7% 119,939,972
Other assets in excess of liabilities — 2.3% 2,816,640
NET ASSETS — 100.0%
$ 122,756,612
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $5,367,526, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$947,285 and by $4,762,927 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.41%, and maturity dates ranging from 8/15/2024 –
11/15/2053, a total value of $5,710,212.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $947,285.

Nationwide Small Company Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

46 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Company Growth Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 118,992,687 $ – $ – $ 118,992,687
Repurchase Agreement – 947,285 – 947,285
Rights – – – –
Total $ 118,992,687 $ 947,285 $ – $ 119,939,972
As of July 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - July 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks 98 .8%
Shares Value ($)
Automobile Components 3 .2%
Dorman Products, Inc.* 82,000 8,312,340
Broadline Retail 2 .2%
Ollie's Bargain Outlet
Holdings, Inc.* 58,600 5,721,704
Building Products 10 .6%
American Woodmark Corp.*(a) 54,900 5,608,035
AZEK Co., Inc. (The), Class A* 145,100 6,513,539
CSW Industrials, Inc. 23,000 7,461,660
Hayward Holdings, Inc.*(a) 556,400 8,229,156
27,812,390
Capital Markets 2 .9%
Virtus Investment Partners,
Inc. 33,500 7,571,000
Chemicals 8 .0%
Ashland, Inc. 77,600 7,500,040
Element Solutions, Inc. 497,700 13,413,015
20,913,055
Commercial Services & Supplies 2 .4%
UniFirst Corp.(a) 32,000 6,225,280
Construction & Engineering 3 .8%
API Group Corp.* 260,200 9,858,978
Consumer Staples Distribution & Retail 2 .4%
Grocery Outlet Holding Corp.* 325,600 6,368,736
Electronic Equipment, Instruments & Components 5 .0%
ePlus, Inc.* 142,400 13,089,408
Food Products 2 .2%
Lancaster Colony Corp. 29,700 5,733,882
Ground Transportation 3 .0%
Landstar System, Inc. 42,000 7,990,500
Health Care Equipment & Supplies 3 .4%
ICU Medical, Inc.* 70,100 8,901,298
Health Care Providers & Services 15 .3%
Addus HomeCare Corp.* 140,000 16,990,400
AMN Healthcare Services,
Inc.*(a) 150,700 10,190,334
DocGo, Inc.*(a) 799,300 2,901,459
Ensign Group, Inc. (The) 72,000 10,134,000
40,216,193
Hotels, Restaurants & Leisure 2 .3%
Wyndham Hotels & Resorts,
Inc.(a) 81,500 6,171,180
Insurance 5 .3%
Enstar Group Ltd.* 34,900 11,321,560
White Mountains Insurance
Group Ltd. 1,390 2,482,540
13,804,100
Leisure Products 2 .0%
YETI Holdings, Inc.* 128,100 5,296,935
Machinery 3 .8%
Hillman Solutions Corp.* 971,400 9,859,710
Personal Care Products 2 .8%
Inter Parfums, Inc. 52,400 7,371,632
Professional Services 6 .4%
Verra Mobility Corp., Class A* 554,800 16,716,124
Common Stocks
Shares Value ($)
Real Estate Management & Development 3 .7%
Cushman & Wakefield plc* 751,400 9,850,854
Software 3 .1%
MeridianLink, Inc.* 345,400 8,161,802
Specialty Retail 1 .8%
America's Car-Mart, Inc.*(a) 68,300 4,729,775
Trading Companies & Distributors 3 .2%
Beacon Roofing Supply,
Inc.*(a) 81,100 8,337,080
Total Common Stocks
(cost $190,568,225) 259,013,956
Repurchase Agreement 2 .9%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $7,644,108,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$7,796,992.(b) 7,642,974 7,642,974
Total Repurchase Agreement
(cost $7,642,974) 7,642,974
Total Investments
(cost $198,211,199) — 101.7% 266,656,930
Liabilities in excess of other assets — (1.7)% (4,386,803)
NET ASSETS — 100.0%
$ 262,270,127
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July
31, 2024 was $9,169,839, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,642,974 and by $1,763,668 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.75%, and maturity dates ranging from
8/15/2024 – 11/15/2053, a total value of $9,406,642.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $7,642,974.

48 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide WCM Focused Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide WCM Focused Small Cap Fund - July 31, 2024 (Unaudited) - Statement of Investments - 49
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 259,013,956 $ – $ – $ 259,013,956
Repurchase Agreement – 7,642,974 – 7,642,974
Total $ 259,013,956 $ 7,642,974 $ – $ 266,656,930
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 96 .1%
Shares Value ($)
Automobile Components 1 .5%
Dorman Products, Inc.* 152,830 15,492,377
Fox Factory Holding Corp.*(a) 193,183 10,314,040
25,806,417
Banks 1 .1%
Axos Financial, Inc.* 248,215 18,122,177
Biotechnology 0 .7%
Vericel Corp.*(a) 247,249 12,491,020
Broadline Retail 2 .0%
Ollie's Bargain Outlet
Holdings, Inc.* 345,728 33,756,882
Building Products 5 .6%
AAON, Inc.(a) 560,961 49,661,878
Trex Co., Inc.* 527,978 44,154,800
93,816,678
Capital Markets 0 .6%
Hamilton Lane, Inc., Class A 68,442 9,880,972
Chemicals 2 .7%
Balchem Corp. 254,864 45,228,165
Commercial Services & Supplies 2 .3%
Casella Waste Systems, Inc.,
Class A*(a) 365,022 37,801,678
Communications Equipment 0 .9%
Digi International, Inc.* 581,298 15,869,435
Construction & Engineering 4 .5%
Construction Partners, Inc.,
Class A*(a) 1,169,635 75,616,903
Consumer Staples Distribution & Retail 0 .7%
Grocery Outlet Holding Corp.* 579,290 11,330,912
Diversified Consumer Services 1 .4%
Bright Horizons Family
Solutions, Inc.*(a) 201,153 24,188,648
Electronic Equipment, Instruments & Components 4 .5%
ePlus, Inc.* 310,110 28,505,311
Novanta, Inc.* 262,685 47,593,269
76,098,580
Financial Services 0 .9%
I3 Verticals, Inc., Class A* 630,926 15,463,996
Food Products 1 .8%
J & J Snack Foods Corp.(a) 174,689 29,470,034
Ground Transportation 1 .3%
Marten Transport Ltd. 1,131,568 21,284,794
Health Care Equipment & Supplies 5 .8%
Globus Medical, Inc., Class A* 532,671 38,331,005
LeMaitre Vascular, Inc.(a) 306,879 26,664,716
Neogen Corp.*(a) 733,955 12,499,254
STAAR Surgical Co.*(a) 243,131 10,029,154
UFP Technologies, Inc.*(a) 27,898 8,971,718
96,495,847
Health Care Providers & Services 1 .8%
HealthEquity, Inc.* 277,808 21,802,372
Option Care Health, Inc.*(a) 277,938 8,251,979
30,054,351
Health Care Technology 1 .8%
Certara, Inc.* 1,900,591 29,668,226
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3 .4%
Texas Roadhouse, Inc., Class
A 325,782 56,884,795
Household Products 1 .1%
WD-40 Co.(a) 73,952 19,346,583
Insurance 4 .4%
Kinsale Capital Group, Inc.(a) 136,623 62,446,275
Palomar Holdings, Inc.* 118,632 10,915,330
73,361,605
IT Services 1 .5%
Perficient, Inc.* 325,907 24,576,647
Life Sciences Tools & Services 3 .2%
Azenta, Inc.*(a) 173,907 10,832,667
BioLife Solutions, Inc.* 299,970 7,205,279
Bio-Techne Corp. 346,249 28,250,456
Mesa Laboratories, Inc.(a) 66,877 7,658,754
53,947,156
Machinery 8 .3%
Barnes Group, Inc. 93,341 3,765,376
Donaldson Co., Inc. 246,781 18,464,154
ESCO Technologies, Inc. 297,232 36,547,647
RBC Bearings, Inc.*(a) 195,678 56,910,990
SPX Technologies, Inc.* 158,915 23,446,319
139,134,486
Professional Services 7 .9%
CBIZ, Inc.* 100,511 6,975,463
ExlService Holdings, Inc.* 1,534,918 54,121,209
Exponent, Inc. 518,722 55,026,030
NV5 Global, Inc.* 153,440 15,825,801
131,948,503
Real Estate Management & Development 0 .9%
FirstService Corp. 84,477 14,746,305
Semiconductors & Semiconductor Equipment 3 .7%
Onto Innovation, Inc.* 321,089 61,424,326
Software 17 .9%
Agilysys, Inc.* 238,829 26,770,343
Alarm.com Holdings, Inc.* 438,678 30,948,733
Blackbaud, Inc.* 413,257 32,804,341
BlackLine, Inc.* 290,062 13,783,746
Descartes Systems Group,
Inc. (The)* 491,476 49,958,535
DoubleVerify Holdings, Inc.* 931,328 19,669,647
Envestnet, Inc.*(a) 300,738 18,639,741
Fair Isaac Corp.*(a) 20,207 32,331,200
SPS Commerce, Inc.*(a) 155,656 33,531,416
Tyler Technologies, Inc.* 47,844 27,180,655
Vertex, Inc., Class A*(a) 337,776 13,392,818
299,011,175
Trading Companies & Distributors 1 .9%
SiteOne Landscape Supply,
Inc.*(a) 220,969 32,411,733
Total Common Stocks
(cost $886,717,647) 1,609,239,029

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreements 1 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $311,738,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$317,973.(b) 311,692 311,692
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$1,020,151.(b) 1,000,000 1,000,000
ING Financial Services LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $14,002,077,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 5/15/2034;
total market value
$14,280,002.(b) 14,000,000 14,000,000
Nomura Securities
International, Inc.,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $1,000,149,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $16,311,692) 16,311,692
Total Investments
(cost $903,029,339) — 97.1% 1,625,550,721
Other assets in excess of liabilities — 2.9% 48,639,907
NET ASSETS — 100.0%
$ 1,674,190,628
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $42,144,487, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $16,311,692 and by $27,625,069 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 8/1/2024 – 2/15/2054, a total value of $43,936,761.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $16,311,692.

Nationwide Geneva Small Cap Growth Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,609,239,029 $ – $ – $ 1,609,239,029
Repurchase Agreements – 16,311,692 – 16,311,692
Total $ 1,609,239,029 $ 16,311,692 $ – $ 1,625,550,721
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 10.8%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 5.3%
Financial Services 2.3%
Apidos CLO XV, Series
2013-15A, Class A1RR,
6.55%, 4/20/2031(a)(b) 1,519,446 1,521,421
Bain Capital Credit
CLO, Series 2020-1A,
Class A1R, 6.53%,
4/18/2033(a)(b) 3,575,000 3,589,489
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 7.37%, 4/25/2037(a)
(b) 2,600,000 2,617,966
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 6.70%,
7/20/2037(a)(b) 2,060,000 2,060,812
Elmwood CLO 29 Ltd,
Series 2024-5A,
Class AR2, 7.02%,
4/20/2037(a)(b) 1,750,000 1,759,240
Mountain View CLO XV
Ltd., Series 2019-2A,
Class A1R, 6.97%,
7/15/2037(a)(b) 1,725,000 1,737,530
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
6.70%, 4/15/2031(a)(b) 2,075,000 2,076,525
PARK BLUE CLO Ltd.,
Series 2022-2A,
Class A1R, 6.70%,
7/20/2037(a)(b) 1,450,000 1,450,571
Voya CLO Ltd., Series
2019-2A, Class AR,
6.48%, 7/20/2032(a)(b) 2,975,000 2,975,018
19,788,572
Other 3.0%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.67%, 1/15/2035(a)(b) 635,000 635,554
AMMC CLO XI Ltd., Series
2012-11A, Class A1R2,
6.60%, 4/30/2031(a)(b) 932,060 932,293
CIFC Funding Ltd., Series
2018-2A, Class A1,
6.58%, 4/20/2031(a)(b) 1,477,900 1,484,757
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 7.13%,
1/15/2037(a)(b) 2,000,000 2,016,908
LCM 39 Ltd., Series
39A, Class A1, 7.26%,
10/15/2034(a)(b) 745,000 747,313
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.72%, 7/15/2034(a)(b) 3,500,000 3,500,518
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.68%, 7/20/2034(a)
(b) 3,300,000 3,305,406
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.73%,
11/14/2034(a)(b) 4,000,000 4,007,188
PARK BLUE CLO Ltd.,
Series 2023-3A, Class
A1, 7.28%, 4/20/2036(a)
(b) 3,500,000 3,522,841
RR 26 Ltd., Series 2023-
26A, Class A1, 7.08%,
4/15/2038(a)(b) 2,200,000 2,213,693
Southwick Park CLO
LLC, Series 2019-4A,
Class A1R, 6.60%,
7/20/2032(a)(b) 2,000,000 2,002,844
24,369,315
44,157,887
JERSEY 1.3%
Financial Services 0.3%
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 6.53%, 7/23/2036(a)
(b) 2,450,000 2,450,000
Other 1.0%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
7.38%, 4/25/2036(a)(b) 3,200,000 3,219,270
Golub Capital Partners
CLO 74 B Ltd., Series
2024-74A, Class A,
6.81%, 7/25/2037(a)(b) 1,950,000 1,953,120
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 7.53%, 7/20/2036(a)
(b) 2,100,000 2,124,585
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.73%, 1/20/2036(a)
(b) 1,100,000 1,107,472
8,404,447
10,854,447
UNITED STATES 4.2%
Automobiles 1.4%
Bank of America Auto
Trust, Series 2023-
2A, Class A2, 5.85%,
8/17/2026(b) 1,317,265 1,319,091
Ford Credit Auto Lease
Trust, Series 2024-A,
Class A2A, 5.24%,
7/15/2026 3,450,000 3,446,833
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,219,070

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 3,271,386 3,267,112
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 629,717 629,210
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 204,698 201,760
Series 2021-3, Class D,
1.33%, 9/15/2027 862,222 841,154
11,924,230
Credit Card 2.0%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 2,650,000 2,614,155
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
6.24%, 8/15/2028(a) 2,350,000 2,363,376
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,389,045
Capital One Multi-Asset
Execution Trust
Series 2022-A2, Class
A, 3.49%, 5/15/2027 2,650,000 2,614,288
Series 2022-A3, Class
A, 4.95%, 10/15/2027 2,200,000 2,198,379
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,280,458
16,459,701
Financial Services 0.7%
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b)(c) 2,225,000 2,250,480
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
7.23%, 1/20/2037(a)(b) 3,300,000 3,342,900
5,593,380
Home Equity 0.1%
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 6.94%,
5/25/2054(a)(b) 728,411 733,077
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 0.0%
†
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 262,053 267,424
34,977,812
Total Asset-Backed Securities
(cost  $89,417,028) 89,990,146
Collateralized Mortgage Obligations 3.8%
UNITED STATES 3.8%
Angel Oak Mortgage Trust,
Series 2021-6, Class A1,
1.46%, 9/25/2066(a)(b) 512,050 419,962
BINOM Securitization
Trust, Series 2022-
INV1, Class A1, 4.44%,
8/25/2057(a)(b) 1,043,222 1,006,276
BRAVO Residential
Funding Trust, Series
2024-NQM1, Class A1,
5.94%, 12/1/2063(b)(c) 1,716,963 1,726,254
COLT Mortgage Loan
Trust, Series 2021-
2, Class A1, 0.92%,
8/25/2066(a)(b) 1,179,042 969,925
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M2, 9.25%,
4/25/2043(a)(b) 694,218 743,329
Series 2023-R05,
Class 1M2, 8.45%,
6/25/2043(a)(b) 390,000 412,546
Series 2023-R06,
Class 1M2, 8.05%,
7/25/2043(a)(b) 400,000 417,844
Series 2023-R08,
Class 1M2, 7.85%,
10/25/2043(a)(b) 760,000 784,326
Series 2024-R01,
Class 1M2, 7.15%,
1/25/2044(a)(b) 600,000 604,799
Series 2024-R02,
Class 1M2, 7.15%,
2/25/2044(a)(b) 1,600,000 1,609,741
Series 2024-R03,
Class 2M2, 7.30%,
3/25/2044(a)(b) 675,000 680,413
FHLMC STACR REMIC
Trust
Series 2022-HQA1,
Class M1B, 8.85%,
3/25/2042(a)(b) 650,000 682,842
Series 2024-HQA1,
Class A1, 6.60%,
3/25/2044(a)(b) 1,850,469 1,854,522

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2024-HQA1,
Class M2, 7.35%,
3/25/2044(a)(b) 825,000 828,613
Series 2024-DNA2,
Class M1, 6.55%,
5/25/2044(a)(b) 2,720,959 2,725,587
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 7.51%,
4/25/2049(a)(b) 707,758 721,149
GNMA REMIC, Series
2021-135, Class A,
2.00%, 8/20/2051 7,218,595 5,903,030
J.P. Morgan Mortgage
Trust
Series 2024-4,
Class A5A, 6.00%,
10/25/2054(a)(b) 950,000 950,922
Series 2022-DSC1,
Class A3, 4.75%,
1/25/2063(a)(b) 1,186,094 1,139,235
Series 2023-DSC1,
Class A1, 4.62%,
7/25/2063(a)(b) 1,158,558 1,125,786
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(a)(b) 1,700,000 1,708,349
OBX Trust
Series 2024-NQM1,
Class A1, 5.93%,
11/25/2063(b)(c) 1,694,458 1,702,986
Series 2024-NQM1,
Class A2, 6.25%,
11/25/2063(b)(c) 135,557 136,209
Series 2024-NQM4,
Class A1, 6.07%,
1/25/2064(b)(c) 1,938,688 1,948,329
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 687,133
31,490,107
0
Total Collateralized Mortgage Obligations
(cost $31,320,329) 31,490,107
Commercial Mortgage-Backed Securities 4.5%
UNITED STATES 4.5%
BANK
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,194,798
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 668,396
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 2,142,319
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 705,851
BANK5 , Series 2024-
5YR7, Class A3, 5.77%,
6/15/2057 1,725,000 1,777,517
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,108,332
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,811,557
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 6.67%,
3/15/2041(a)(b) 1,675,000 1,660,866
BMO Mortgage Trust ,
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,018,682
BX Commercial Mortgage
Trust , Series 2024-
XL5, Class A, 6.72%,
3/15/2041(a)(b) 1,486,423 1,476,204
BX Trust
Series 2024-BIO, Class
A, 6.97%, 2/15/2041(a)
(b) 2,775,000 2,755,922
Series 2024-PAT, Class
A, 7.42%, 3/15/2041(a)
(b) 650,000 649,187
Series 2024-PAT, Class
B, 8.37%, 3/15/2041(a)
(b) 225,000 224,719
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 449,863
FHLMC Multifamily
Structured Pass-
Through Certificates
REMIC
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,958,676
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 978,760
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 872,245
Series KF153, Class AS,
6.02%, 2/25/2033(a) 736,335 737,593
FNMA ACES REMIC,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 830,471
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,322,716
J.P. Morgan Chase
Commercial Mortgage
Securities Trust

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2022-NLP, Class
B, 6.44%, 4/15/2037(a)
(b) 1,464,419 1,383,876
Series 2022-OPO, Class
A, 3.02%, 1/5/2039(b) 1,841,000 1,668,633
JPMBB Commercial
Mortgage Securities
Trust
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 482,804
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 333,756 327,196
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 473,013
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 525,063
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 472,370
MSWF Commercial
Mortgage Trust , Series
2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,162,645
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 6.39%,
1/15/2036(a)(b) 1,300,000 1,233,375
TYSN Mortgage Trust ,
Series 2023-CRNR,
Class A, 6.58%,
12/10/2033(a)(b) 1,850,000 1,937,563
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 478,665
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,189,176
Total Commercial Mortgage-Backed
Securities
(cost $38,368,771)
37,679,053
Corporate Bonds 31.6%
BELGIUM 0.3%
Beverages 0.3%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 2,097,000 2,048,978
CANADA 1.0%
Banks 0.3%
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 984,563
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Banks
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026(d) 850,000 795,865
Royal Bank of Canada,
2.05%, 1/21/2027 500,000 471,188
2,251,616
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(d) 300,000 300,974
Oil, Gas & Consumable Fuels 0.2%
Enbridge, Inc.
1.60%, 10/4/2026(d) 400,000 373,408
2.50%, 8/1/2033(d) 925,000 754,236
1,127,644
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 97,298
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 636,816
Wireless Telecommunication Services 0.4%
Rogers Communications,
Inc., 3.20%, 3/15/2027 3,265,000 3,136,053
7,550,401
CHINA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
NXP BV
3.15%, 5/1/2027 265,000 253,496
3.40%, 5/1/2030(d) 2,725,000 2,524,082
2.50%, 5/11/2031(d) 400,000 342,455
3,120,033
FRANCE 0.2%
Banks 0.2%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,227,607
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 140,229
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 994,712
3.30%, 1/30/2032 764,000 672,551
3.40%, 10/29/2033 1,325,000 1,143,811
2,811,074

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 0.3%
Banks 0.3%
Sumitomo Mitsui Financial
Group, Inc., 0.95%,
1/12/2026(d) 2,250,000 2,124,702
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 319,153
2,443,855
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,679,598
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,361,633
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025(d) 185,000 182,680
4,223,911
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 247,358
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,224,577
5.75%, 7/17/2054(b)(d) 200,000 196,120
2,420,697
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 358,261
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033(d) 2,400,000 2,573,328
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 748,920
3,322,248
SWITZERLAND 0.3%
Capital Markets 0.3%
UBS Group AG
(SOFR + 1.56%),
2.59%, 9/11/2025(b)(e) 793,000 790,289
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(e)(f) 370,000 418,712
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(SOFR + 5.02%),
9.02%, 11/15/2033(b)
(d)(e) 975,000 1,201,969
2,410,970
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,295,331
UNITED KINGDOM 1.1%
Banks 0.2%
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(e) 730,000 725,457
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(e) 1,235,000 1,182,018
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 279,456
2,186,931
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030(d) 400,000 349,018
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 189,865
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 1,470,000 1,830,750
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 432,058
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 968,729
Tobacco 0.5%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 289,138
2.26%, 3/25/2028(d) 970,000 884,019
7.75%, 10/19/2032 110,000 126,850
6.00%, 2/20/2034 2,384,000 2,480,098
BAT International Finance
plc, 4.45%, 3/16/2028 325,000 320,066
4,100,171
10,057,522

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 26.2%
Aerospace & Defense 1.0%
Boeing Co. (The)
5.04%, 5/1/2027(d) 200,000 198,607
6.53%, 5/1/2034(b) 600,000 629,840
3.38%, 6/15/2046 1,800,000 1,182,991
3.85%, 11/1/2048 450,000 310,596
6.86%, 5/1/2054(b) 548,000 580,137
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 1,025,000 973,602
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 477,568
RTX Corp.
3.95%, 8/16/2025 800,000 790,830
6.10%, 3/15/2034 2,670,000 2,877,356
4.05%, 5/4/2047 825,000 670,278
8,691,805
Automobiles 0.6%
General Motors Co.,
5.95%, 4/1/2049 925,000 910,949
Hyundai Capital America
5.70%, 6/26/2030(b) 1,300,000 1,344,375
6.20%, 9/21/2030(b) 2,410,000 2,555,514
4,810,838
Banks 3.1%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025(d) 1,000,000 989,585
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 487,252
(SOFR + 1.63%),
5.20%, 4/25/2029(d)(e) 2,745,000 2,778,522
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 4,075,000 3,683,567
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 992,065
6.11%, 1/29/2037 3,050,000 3,280,131
Citigroup, Inc.
4.40%, 6/10/2025 200,000 198,582
4.45%, 9/29/2027 400,000 394,903
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 3,650,000 3,170,437
JPMorgan Chase & Co.
2.95%, 10/1/2026 753,000 725,938
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 358,061
(SOFR + 1.26%),
2.96%, 1/25/2033(e) 425,000 370,499
(SOFR + 1.80%),
4.59%, 4/26/2033(e) 5,075,000 4,932,137
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(d)(e) 1,135,000 1,219,969
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 1,280,000 1,221,979
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 1,025,000 1,055,600
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 359,731
26,218,958
Beverages 0.3%
Coca-Cola Consolidated,
Inc., 5.45%, 6/1/2034 620,000 640,367
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 793,989
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 554,988
3.20%, 5/1/2030 470,000 432,902
2,422,246
Biotechnology 1.0%
AbbVie, Inc.
4.95%, 3/15/2031 1,420,000 1,447,901
4.30%, 5/14/2036 742,000 701,665
4.25%, 11/21/2049 721,000 616,125
Amgen, Inc.
5.25%, 3/2/2030(d) 1,848,000 1,897,162
5.25%, 3/2/2033(d) 1,882,000 1,912,667
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030(d) 1,546,000 1,306,752
7,882,272
Building Products 0.4%
Carlisle Cos., Inc., 2.75%,
3/1/2030(d) 371,000 333,584
Carrier Global Corp.,
5.90%, 3/15/2034(d) 3,075,000 3,290,421
3,624,005
Capital Markets 2.2%
Ares Capital Corp.
2.15%, 7/15/2026(d) 175,000 163,780
2.88%, 6/15/2028 500,000 451,200
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 23,411
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 128,159
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 988,489
2.45%, 3/3/2027 205,000 193,387
CME Group, Inc., 2.65%,
3/15/2032 60,000 52,557
FactSet Research
Systems, Inc., 2.90%,
3/1/2027(d) 925,000 879,597

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 192,380
2.63%, 1/15/2027 500,000 459,769
3.25%, 7/15/2027 225,000 208,553
Golub Capital BDC, Inc.,
2.50%, 8/24/2026(d) 163,000 152,168
Intercontinental Exchange,
Inc., 3.63%, 9/1/2028(b) 585,000 559,404
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 915,000 862,279
Morgan Stanley
4.00%, 7/23/2025 200,000 197,761
5.00%, 11/24/2025 300,000 299,694
3.63%, 1/20/2027 1,000,000 976,312
(SOFR + 1.59%),
5.16%, 4/20/2029(d)(e) 2,255,000 2,277,702
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(e) 4,300,000 4,226,285
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 427,421
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 1,975,000 1,601,563
MSCI, Inc., 4.00%,
11/15/2029(b) 1,180,000 1,117,812
Nasdaq, Inc., 3.85%,
6/30/2026(d) 200,000 196,830
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 384,504
3.44%, 10/15/2028 150,000 131,325
S&P Global, Inc., 4.75%,
8/1/2028 780,000 786,291
17,938,633
Chemicals 0.4%
Cabot Corp., 4.00%,
7/1/2029(d) 720,000 693,309
Celanese US Holdings
LLC
6.05%, 3/15/2025 643,000 643,407
1.40%, 8/5/2026 230,000 213,713
6.33%, 7/15/2029(d) 250,000 261,584
DuPont de Nemours, Inc.,
4.49%, 11/15/2025(d) 150,000 148,744
EIDP, Inc., 2.30%,
7/15/2030 395,000 349,724
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 983,598
3,294,079
Commercial Services & Supplies 0.4%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 557,513
3.70%, 4/1/2027 4,000 3,907
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 176,123
Veralto Corp., 5.45%,
9/18/2033(b) 2,550,000 2,609,010
3,346,553
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029 708,000 701,998
Construction & Engineering 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030(d) 100,000 89,735
2.35%, 1/15/2032 505,000 421,452
511,187
Construction Materials 0.0%
†
Martin Marietta
Materials, Inc., 3.50%,
12/15/2027(d) 300,000 289,595
Consumer Finance 0.3%
American Express Co.,
3.95%, 8/1/2025 200,000 197,661
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 536,289
Ford Motor Credit
Co. LLC, 5.85%,
5/17/2027(d) 1,358,000 1,372,349
2,106,299
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 516,470
Simon Property Group LP,
1.38%, 1/15/2027 80,000 73,821
VICI Properties LP
4.38%, 5/15/2025 190,000 187,917
4.50%, 1/15/2028(b) 250,000 243,543
1,021,751
Diversified Telecommunication Services 1.2%
AT&T, Inc.
2.75%, 6/1/2031(d) 5,500,000 4,813,026
4.85%, 3/1/2039(d) 1,000,000 944,278
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,039,611
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,428,148
2.55%, 3/21/2031(d) 1,525,000 1,321,178
9,546,241
Electric Utilities 0.8%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 87,158
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 173,372
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 131,599
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 88,691
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 97,203
Georgia Power Co.,
4.70%, 5/15/2032(d) 390,000 386,084
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 193,500

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 97,538
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 96,348
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032(d) 125,000 119,350
4.55%, 9/15/2032 160,000 157,305
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 401,944
PacifiCorp
2.70%, 9/15/2030 100,000 88,603
5.80%, 1/15/2055(d) 1,410,000 1,399,528
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 48,471
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 495,480
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026(d) 250,000 237,460
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 83,407
Union Electric Co., 2.95%,
3/15/2030 100,000 91,715
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 180,532
Wisconsin Power and
Light Co.
1.95%, 9/16/2031(d) 35,000 28,672
3.95%, 9/1/2032(d) 155,000 144,895
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 748,328
1.75%, 3/15/2027 850,000 785,347
6,362,530
Electrical Equipment 0.3%
Regal Rexnord Corp.,
6.30%, 2/15/2030(d) 2,586,000 2,697,145
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027(d) 60,000 57,623
5.60%, 5/29/2034 695,000 711,770
CDW LLC, 3.25%,
2/15/2029 125,000 114,486
883,879
Energy Equipment & Services 0.1%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,075,000 1,033,934
Entertainment 1.0%
Netflix, Inc.
5.88%, 11/15/2028(d) 1,370,000 1,436,801
5.38%, 11/15/2029(b) 2,858,000 2,956,595
4.88%, 6/15/2030(b) 800,000 808,943
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Entertainment
Warnermedia Holdings,
Inc., 4.28%,
3/15/2032(d) 3,825,000 3,317,990
8,520,329
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 250,448
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 368,820
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 93,290
1.35%, 3/15/2031 100,000 80,906
793,464
Food Products 0.8%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,252,960
Campbell Soup Co.,
5.40%, 3/21/2034 1,802,000 1,833,734
General Mills, Inc., 4.20%,
4/17/2028 250,000 246,274
J M Smucker Co. (The)
5.90%, 11/15/2028 1,369,000 1,434,668
6.20%, 11/15/2033(d) 1,680,000 1,812,579
Kraft Heinz Foods Co.,
3.75%, 4/1/2030 525,000 500,135
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 235,147
7,315,497
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027(d) 50,000 47,860
1.50%, 1/15/2031 100,000 82,090
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 742,285
2.95%, 3/1/2031(d) 200,000 171,977
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 189,526
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 94,413
1,328,151
Ground Transportation 0.1%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b) 758,000 767,227
Health Care Equipment & Supplies 0.6%
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052(d) 670,000 745,783
Solventum Corp.
5.40%, 3/1/2029(b) 1,875,000 1,898,205
5.45%, 3/13/2031(b) 1,315,000 1,326,505
5.60%, 3/23/2034(b) 925,000 930,628
4,901,121

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services 1.8%
Adventist Health System,
5.76%, 12/1/2034 645,000 659,192
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 492,595
Cencora, Inc., 2.80%,
5/15/2030 100,000 89,787
Centene Corp.
4.25%, 12/15/2027 370,000 358,233
2.63%, 8/1/2031 800,000 666,834
Cigna Group (The)
2.40%, 3/15/2030 3,111,000 2,757,282
5.13%, 5/15/2031 540,000 548,216
CVS Health Corp., 4.78%,
3/25/2038 3,525,000 3,237,862
HCA, Inc.
5.25%, 6/15/2026 500,000 501,114
4.13%, 6/15/2029 270,000 260,472
5.45%, 4/1/2031 1,115,000 1,136,968
Humana, Inc., 5.95%,
3/15/2034 350,000 366,376
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026(d) 1,446,000 1,358,341
UnitedHealth Group, Inc.
5.35%, 2/15/2033(d) 425,000 439,590
5.15%, 7/15/2034 1,124,000 1,141,133
5.88%, 2/15/2053(d) 775,000 820,118
5.05%, 4/15/2053(d) 271,000 256,412
15,090,525
Hotels, Restaurants & Leisure 0.8%
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 465,000 426,927
5.85%, 8/1/2034 713,000 716,474
Hyatt Hotels Corp., 5.50%,
6/30/2034 2,303,000 2,307,398
Marriott International, Inc.,
4.88%, 5/15/2029 591,000 594,570
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031(d) 2,400,000 2,103,625
McDonald's Corp., 3.50%,
7/1/2027(d) 750,000 727,851
6,876,845
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 272,562
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 148,445
Industrial REITs 0.2%
Prologis LP, 4.63%,
1/15/2033(d) 1,375,000 1,347,466
Insurance 0.6%
Aflac, Inc., 3.60%,
4/1/2030(d) 167,000 157,599
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Aon Corp., 2.80%,
5/15/2030 200,000 179,902
Assurant, Inc., 4.90%,
3/27/2028 255,000 252,979
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 892,673
4.20%, 3/17/2032(d) 280,000 260,523
Marsh & McLennan Cos.,
Inc., 2.25%, 11/15/2030 1,275,000 1,113,641
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 814,697
3.00%, 3/15/2032 230,000 204,949
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 247,145
Willis North America, Inc.
4.50%, 9/15/2028 250,000 246,070
2.95%, 9/15/2029(d) 200,000 182,262
4,552,440
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027 160,000 158,194
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,670
2.70%, 10/15/2028(d) 40,000 36,388
199,252
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(d) 250,000 227,956
Machinery 0.3%
AGCO Corp., 5.80%,
3/21/2034 572,000 582,626
IDEX Corp., 2.63%,
6/15/2031 1,160,000 1,003,139
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 744,360
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 400,000 392,337
2,722,462
Media 0.7%
Charter Communications
Operating LLC, 3.75%,
2/15/2028(d) 3,200,000 3,028,015
Comcast Corp.
5.30%, 6/1/2034 1,531,000 1,566,377
3.75%, 4/1/2040 750,000 623,104
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 740,068
5,957,564
Metals & Mining 0.2%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028(d) 115,000 111,269
Reliance, Inc., 2.15%,
8/15/2030(d) 620,000 532,013

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 677,453
1,320,735
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 184,552
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 47,654
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 90,375
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 97,107
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 98,672
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 92,175
Sempra
3.25%, 6/15/2027 100,000 95,746
3.70%, 4/1/2029 200,000 190,660
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031(d) 100,000 82,713
WEC Energy Group, Inc.,
5.15%, 10/1/2027(d) 180,000 182,278
1,161,932
Oil, Gas & Consumable Fuels 1.9%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 949,688
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 975,000 1,019,691
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 153,357
ConocoPhillips Co.,
6.95%, 4/15/2029 381,000 418,994
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,463,546
4.50%, 1/15/2030 389,000 381,575
EQT Corp.
3.90%, 10/1/2027(d) 870,000 842,048
5.00%, 1/15/2029(d) 810,000 804,222
7.00%, 2/1/2030(c) 100,000 107,857
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,308,233
MPLX LP
4.25%, 12/1/2027 1,000,000 980,592
4.80%, 2/15/2029 733,000 732,699
2.65%, 8/15/2030(d) 600,000 529,775
Northwest Pipeline LLC,
4.00%, 4/1/2027 275,000 269,765
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 573,977
ONEOK, Inc.
2.20%, 9/15/2025(d) 1,000,000 969,661
4.00%, 7/13/2027 800,000 784,053
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 40,046
Targa Resources Corp.,
4.20%, 2/1/2033(d) 220,000 202,365
Targa Resources Partners
LP, 5.00%, 1/15/2028 1,890,000 1,872,065
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 891,491
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 972,993
16,268,693
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co.
5.20%, 2/22/2034 1,119,000 1,146,013
6.25%, 11/15/2053 780,000 863,147
Royalty Pharma plc,
5.40%, 9/2/2034 1,243,000 1,241,995
Zoetis, Inc.
3.00%, 9/12/2027(d) 450,000 427,237
3.90%, 8/20/2028(d) 465,000 452,118
4,130,510
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 798,240
Residential REITs 0.2%
Camden Property Trust,
3.15%, 7/1/2029 100,000 92,961
ERP Operating LP, 2.85%,
11/1/2026(d) 100,000 96,095
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,177,779
1,366,835
Retail REITs 0.2%
Retail Opportunity
Investments Partnership
LP, 6.75%, 10/15/2028 1,324,000 1,392,681
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.,
2.10%, 10/1/2031 105,000 88,920
Broadcom, Inc.
1.95%, 2/15/2028(b) 625,000 569,110
2.60%, 2/15/2033(b) 1,475,000 1,221,353
3.50%, 2/15/2041(b) 2,650,000 2,086,711
Intel Corp.
5.20%, 2/10/2033(d) 1,400,000 1,428,200
5.15%, 2/21/2034(d) 426,000 431,340
Xilinx, Inc., 2.38%,
6/1/2030 250,000 221,571
6,047,205
Software 0.8%
Fortinet, Inc., 1.00%,
3/15/2026(d) 650,000 610,369
Intuit, Inc., 1.65%,
7/15/2030(d) 54,000 46,017

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
Microsoft Corp., 3.40%,
9/15/2026(d) 410,000 402,046
Oracle Corp.
2.30%, 3/25/2028 600,000 551,898
4.90%, 2/6/2033 1,244,000 1,234,911
6.90%, 11/9/2052(d) 2,975,000 3,413,378
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 480,560
VMware LLC, 4.70%,
5/15/2030(d) 35,000 34,646
6,773,825
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 195,516
2.75%, 1/15/2027 300,000 285,168
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 95,104
Extra Space Storage LP
3.88%, 12/15/2027 300,000 290,667
3.90%, 4/1/2029 430,000 411,667
Public Storage Operating
Co.
3.09%, 9/15/2027 150,000 143,483
3.39%, 5/1/2029 550,000 522,581
2.30%, 5/1/2031 950,000 819,421
2,763,607
Specialty Retail 0.3%
AutoNation, Inc., 4.75%,
6/1/2030(d) 1,250,000 1,222,284
Lowe's Cos., Inc.
1.70%, 10/15/2030(d) 925,000 774,787
4.25%, 4/1/2052 975,000 784,619
2,781,690
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC,
8.10%, 7/15/2036 825,000 1,005,110
HP, Inc.
3.00%, 6/17/2027(d) 35,000 33,371
4.00%, 4/15/2029 979,000 947,729
NetApp, Inc., 1.88%,
6/22/2025(d) 75,000 72,705
2,058,915
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 925,848
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 95,152
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 44,582
139,734
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.
2.88%, 2/15/2031(d) 2,064,000 1,824,986
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Wireless Telecommunication Services
3.50%, 4/15/2031 5,421,000 4,960,851
6,785,837
219,121,541
Total Corporate Bonds
(cost $261,608,020) 263,800,016
Municipal Bonds 0.0%
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 64,890
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO,
Series A,4.91%,
5/1/2029 100,000 101,371
Total Municipal Bonds
(cost $188,828) 166,261
Mortgage-Backed Securities 37.9%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 156,549 127,259
Pool# QB4050
2.00%, 10/1/2050 845,860 686,812
Pool# QB3891
2.00%, 10/1/2050 114,636 93,224
Pool# RA3986
2.50%, 11/1/2050 1,388,644 1,178,492
Pool# SD1384
2.50%, 11/1/2050 319,064 272,573
Pool# SD8129
2.50%, 2/1/2051 3,390,414 2,879,755
Pool# SD7536
2.50%, 2/1/2051 1,375,405 1,174,205
Pool# SD8145
1.50%, 5/1/2051 4,322,018 3,335,925
Pool# SD7543
2.50%, 8/1/2051 8,640,210 7,367,882
Pool# QD0652
2.00%, 11/1/2051 368,029 298,755
Pool# SD7555
3.00%, 8/1/2052 3,485,638 3,089,322
Pool# SD1501
4.00%, 8/1/2052 1,080,302 1,014,053
Pool# RA7920
4.00%, 9/1/2052 1,466,654 1,376,183
Pool# RA8213
6.00%, 11/1/2052 1,336,509 1,371,247
Pool# SD2056
6.00%, 12/1/2052 859,676 882,021
Pool# RA8419
6.00%, 1/1/2053 1,721,003 1,752,907
Pool# RA8417
6.00%, 1/1/2053 893,214 916,530

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
Pool# SD7563
4.50%, 5/1/2053 9,283,007 9,055,223
Pool# SD4473
6.50%, 12/1/2053 949,185 985,606
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 859,071 822,286
Pool# MA4106
1.50%, 7/1/2035 738,866 649,827
Pool# CA9152
2.50%, 2/1/2036 1,995,978 1,839,511
Pool# BT2234
2.00%, 4/1/2037 4,130,554 3,707,918
Pool# CB3758
2.00%, 5/1/2037 2,263,974 2,029,590
Pool# MA4685
1.50%, 6/1/2037 2,619,087 2,288,345
Pool# FS0146
3.50%, 9/1/2043 1,413,678 1,323,597
Pool# BE3774
4.00%, 7/1/2047 828,526 795,758
Pool# BM2007
4.00%, 9/1/2048 223,648 214,283
Pool# CA2471
4.00%, 10/1/2048 826,083 791,147
Pool# MA3692
3.50%, 7/1/2049 2,684,174 2,475,478
Pool# FM2363
3.00%, 1/1/2050 735,560 655,743
Pool# CA6032
2.50%, 6/1/2050 2,147,971 1,835,093
Pool# CA6020
3.00%, 6/1/2050 1,790,264 1,584,773
Pool# MA4158
2.00%, 10/1/2050 10,325,089 8,378,734
Pool# CA7404
4.00%, 10/1/2050 3,552,737 3,357,490
Pool# MA4182
2.00%, 11/1/2050 10,110,837 8,205,016
Pool# FS4481
2.50%, 11/1/2050 2,803,889 2,391,139
Pool# MA4210
2.50%, 12/1/2050 452,357 384,225
Pool# FM5525
2.50%, 1/1/2051 3,699,267 3,135,121
Pool# FS2772
2.50%, 2/1/2051 138,700 118,499
Pool# FM6554
2.00%, 3/1/2051 1,130,607 923,281
Pool# BR6352
2.50%, 3/1/2051 646,983 554,259
Pool# FM6834
2.00%, 4/1/2051 523,530 427,526
Pool# BR7647
2.00%, 4/1/2051 66,353 54,066
Pool# MA4356
2.50%, 6/1/2051 3,948,896 3,350,412
Pool# FM8057
3.00%, 7/1/2051 3,596,851 3,192,302
Pool# MA4398
2.00%, 8/1/2051 6,559,193 5,287,646
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# MA4400
3.00%, 8/1/2051 3,425,690 3,010,826
Pool# FM8779
2.50%, 9/1/2051 802,282 686,572
Pool# MA4437
2.00%, 10/1/2051 970,224 783,942
Pool# FM8997
2.50%, 10/1/2051 7,975,039 6,806,242
Pool# CB1805
2.50%, 10/1/2051 3,178,382 2,716,769
Pool# FM9450
2.00%, 11/1/2051 153,075 124,704
Pool# CB2045
2.50%, 11/1/2051 1,878,201 1,606,780
Pool# FM9492
2.50%, 11/1/2051 1,465,179 1,253,438
Pool# FM9578
2.00%, 12/1/2051 28,796 23,459
Pool# CB2809
2.50%, 2/1/2052 2,879,875 2,436,194
Pool# CB3156
2.00%, 3/1/2052 1,691,514 1,369,341
Pool# CB3368
3.00%, 4/1/2052 1,725,329 1,508,277
Pool# CB3769
3.50%, 6/1/2052 1,235,749 1,125,824
Pool# CB5087
5.50%, 11/1/2052 12,305,350 12,445,320
Pool# FS3440
6.00%, 12/1/2052 1,704,571 1,748,876
Pool# CB6821
5.50%, 8/1/2053 22,730,163 22,761,270
Pool# CB7143
6.50%, 9/1/2053 1,827,331 1,882,055
Pool# CB7603
6.00%, 12/1/2053 9,773,930 9,911,711
Pool# FS8303
6.00%, 6/1/2054 977,234 997,537
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.00%, 8/25/2054 8,000,000 6,980,308
3.50%, 8/25/2054 10,000,000 9,072,418
6.50%, 8/25/2054 19,000,000 19,484,136
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 9/25/2054 1,000,000 1,014,063
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 390,237 357,899
Pool# AC0071
3.50%, 10/20/2042 576,487 527,961
Pool# MA2600
3.00%, 2/20/2045 422,579 382,947
Pool# MA2825
3.00%, 5/20/2045 306,749 279,097
Pool# MA4509
3.00%, 6/20/2047 391,766 353,921
Pool# MA4718
3.00%, 9/20/2047 366,488 331,125

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# MA6409
3.00%, 1/20/2050 154,669 138,959
Pool# 785702
2.50%, 10/20/2051 856,929 727,968
Pool# MA7705
2.50%, 11/20/2051 3,515,444 3,024,795
Pool# 785764
2.50%, 11/20/2051 1,066,262 909,064
Pool# MA7707
3.50%, 11/20/2051 2,460,587 2,261,753
Pool# MA7766
2.00%, 12/20/2051 14,077,894 11,669,736
Pool# MA7767
2.50%, 12/20/2051 9,938,061 8,556,602
Pool# 785787
2.50%, 12/20/2051 852,783 724,446
Pool# 785788
2.50%, 12/20/2051 610,066 519,289
Pool# MA8150
4.00%, 7/20/2052 452,703 427,455
Pool# MA8197
2.50%, 8/20/2052 417,004 358,980
Pool# MA8198
3.00%, 8/20/2052 2,101,618 1,875,188
Pool# MA8201
4.50%, 8/20/2052 244,932 237,818
Pool# MA8427
4.50%, 11/20/2052 16,731,436 16,224,763
Pool# MA8643
3.00%, 2/20/2053 3,527,775 3,159,004
Pool# MA8644
3.50%, 2/20/2053 4,445,394 4,102,248
Pool# MA9668
5.50%, 5/20/2054 12,949,355 12,990,342
GNMA TBA
5.00%, 8/15/2054 20,000,000 19,776,333
6.00%, 8/15/2054 14,000,000 14,164,093
6.50%, 8/15/2054 2,000,000 2,037,335
7.00%, 8/15/2054 2,000,000 2,041,710
Total Mortgage-Backed Securities
(cost $328,133,082) 316,541,932
Foreign Government Securities 0.8%
CANADA 0.1%
Province of Alberta,
1.30%, 7/22/2030 60,000 50,802
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,865
Province of Ontario
0.63%, 1/21/2026 50,000 47,207
2.30%, 6/15/2026 45,000 43,264
1.05%, 5/21/2027 25,000 22,893
2.00%, 10/2/2029 25,000 22,473
1.13%, 10/7/2030 40,000 33,272
Province of Quebec
0.60%, 7/23/2025 50,000 47,994
2.50%, 4/20/2026 50,000 48,347
2.75%, 4/12/2027 25,000 24,040
361,157
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 544,131
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 964,666
3.13%, 9/21/2051 (b) 1,560,000 994,926
1,959,592
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,219,473
3.75%, 4/19/2071 2,330,000 1,428,131
2,647,604
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 294,478
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 782,543
Total Foreign Government Securities
(cost $6,487,420) 6,589,505
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 968,616
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 979,392
Total Supranational
(cost $2,005,663) 1,948,008
U.S. Treasury Obligations 14.5%
U.S. Treasury Bonds
4.25%, 11/15/2040 7,250,000 7,248,584
4.75%, 2/15/2041 6,830,000 7,238,733
2.00%, 11/15/2041 40,000,000 28,442,188
3.38%, 8/15/2042 12,050,000 10,508,918
2.75%, 11/15/2042 6,500,000 5,141,601
4.00%, 11/15/2042 7,040,000 6,693,500
3.00%, 5/15/2045 11,000,000 8,835,234
2.50%, 5/15/2046 2,000,000 1,453,594
2.25%, 8/15/2046 8,000,000 5,517,500
3.00%, 2/15/2047 4,700 3,720
3.00%, 2/15/2048 11,820,000 9,284,241
2.38%, 11/15/2049 3,600,000 2,470,359
1.63%, 11/15/2050 7,000,000 3,964,297
2.25%, 2/15/2052 4,180,000 2,753,902
2.88%, 5/15/2052 2,500,000 1,893,359
3.00%, 8/15/2052 4,521,400 3,514,329
4.00%, 11/15/2052 11,242,800 10,576,137
4.75%, 11/15/2053 2,480,000 2,647,012
U.S. Treasury Inflation
Linked Bonds
1.50%, 2/15/2053 2,900,000 2,662,285
2.13%, 2/15/2054 600,000 615,231
Total U.S. Treasury Obligations
(cost $141,125,526) 121,464,724

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Short-Term Investment 2.0%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 2.0%
U.S. Treasury Bills,0.00%
11/26/2024(g) 16,700,000 16,423,559
Total Short-Term Investment
(cost $16,423,143)
16,423,559
Repurchase Agreements 1.6%
CF Secured, LLC 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $4,918,452,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$5,016,823. (h) 4,917,723 4,917,723
HSBC Securities,
Inc. 5.32%, dated
7/31/2024, due
8/1/2024, repurchase
price $5,000,739,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$5,100,754. (h) 5,000,000 5,000,000
Santander US Capital
Markets 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $2,000,297,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$2,040,303. (h) 2,000,000 2,000,000
Societe Generale 5.33%,
dated 7/31/2024, due
8/1/2024, repurchase
price $2,000,297,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031;
total market value
$2,040,001. (h) 2,000,000 2,000,000
Total Repurchase
Agreements
(cost $13,917,723)
13,917,723
Purchased Swaptions 0.0%
Principal
Amount ($) Value ($)
Options purchased on interest rate swaps 0.0%
2-Year Interest Rate Swap
Receive 3 Months
EURIBOR Pay 2.375%,
07/08/25 17,010,000 60,143
2-Year Interest Rate Swap
Receive 3 Months
EURIBOR Pay 2.375%,
11/28/25 16,800,000 64,108
2-Year Interest Rate Swap
Receive 3 Months
EURIBOR Pay 2.5%,
05/29/25 16,570,000 46,596
170,847
Total Purchased Swaptions
(cost  $89,093) 170,847
Total Investments Before TBA Sale Commitments
(cost $929,084,626) — 107.7% 900,181,881
TBA Sale Commitments   (9.0)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 8/25/2054 (4,000,000) (3,217,343)
2.50%, 8/25/2054 (5,000,000) (4,192,253)
4.00%, 8/25/2054 (1,000,000) (937,085)
4.50%, 8/25/2054 (1,000,000) (963,220)
5.50%, 8/25/2054 (35,000,000) (35,053,595)
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2054 (14,000,000) (14,198,528)
GNMA TBA
2.00%, 8/15/2054 (1,000,000) (828,711)
2.50%, 8/15/2054 (2,000,000) (1,720,964)
3.00%, 8/15/2054 (2,000,000) (1,784,764)
3.50%, 8/15/2054 (1,000,000) (919,273)
4.50%, 8/15/2054 (2,000,000) (1,937,611)
5.50%, 8/15/2054 (9,000,000) (9,027,180)
Total TBA Sale Commitment
(cost $(74,348,555)) (74,780,527)
Total Investments
(cost $854,736,071) — 98.7% 825,401,354
Other assets in excess of liabilities — 1.3% 10,512,295
NET ASSETS — 100.0%
$ 835,913,649
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$138,059,086 which represents 16.52% of net assets.

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 15
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2024.
(d) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $14,733,835, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $13,917,723 and by $1,501,972 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.50%, and maturity dates ranging from
11/15/2024 – 5/15/2054, a total value of $15,419,695.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2024. The
maturity date reflects the next call date.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $13,917,723.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.52 USD 21,907,588 459,567 32,248 491,815
Total unrealized appreciation 459,567 32,248 491,815
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

16 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.71% annually
Pay 4/24/2030 EUR 14,480,000 15,155 192,782 207,937
6 Month BBR semi-annually 4.50%
semi-annually Pay 9/18/2034 AUD 400,000 (198) 6,413 6,215
3 Month BBR quarterly 4.75%
semi-annually Pay 9/18/2034 NZD 160,000 1,052 4,432 5,484
6 Month NIBOR
semi-annually
4.25% annually
Pay 9/18/2026 NOK 392,450,000 25,346 77,023 102,369
3 Month STIBOR quarterly 2.75% annually Pay 9/18/2034 SEK 15,440,000 22,259 27,582 49,841
6 Month EURIBOR
semi-annually
3.00% annually
Pay 1/25/2039 EUR 7,820,000 19,619 50,653 70,272
6 Month EURIBOR
semi-annually
2.50% annually
Rec 11/10/2053 EUR 3,760,000 (164,222) 8,720 (155,502)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 11/10/2033 EUR 6,930,000 73,620 67,589 141,209
3 Month BBR quarterly 4.50%
semi-annually Pay 9/18/2029 NZD 18,690,000 73,675 255,469 329,144
6 Month EURIBOR
semi-annually
2.00% annually
Pay 1/25/2049 EUR 11,140,000 (11,958) 26,543 14,585
6 Month EURIBOR
semi-annually
2.50% annually
Pay 9/18/2034 EUR 9,080,000 (193,917) 135,092 (58,825)
6 Month EURIBOR
semi-annually
2.50% annually
Pay 5/14/2028 EUR 15,930,000 (27,540) 77,191 49,651
1 Day SONIA annually 3.75% annually Pay 9/18/2027 GBP 7,010,000 (72,499) 28,962 (43,537)
1 Day SOFR annually 3.50% annually Pay 9/18/2029 USD 10,080,000 (186,685) 111,610 (75,075)
1 Day SOFR annually 4.02% annually Pay 4/16/2030 USD 16,860,000 (72,875) 463,475 390,600
1 Day SOFR annually 3.80% annually Pay 4/13/2028 USD 10,450,000 2,540 75,472 78,012
1 Day ESTR annually 2.37% annually Pay 1/19/2034 EUR 13,200,000 (11,975) 53,746 41,771
1 Day REPO_CORRA
semi-annually
3.25%
semi-annually Pay 9/18/2034 CAD 3,410,000 (27,205) 55,667 28,462
1 Day REPO_CORRA
semi-annually
3.75%
semi-annually Pay 9/26/2026 CAD 2,500,000 9,976 4,359 14,335
1 Day SOFR annually 3.79% annually Pay 5/21/2034 USD 8,540,000 (1,019) 57,279 56,260
1 Day TONAR annually 0.50% annually Rec 9/18/2029 JPY 8,941,400,000 590,780 70,408 661,188
1 Day1 day SONIA annually 3.50% annually Pay 9/18/2034 GBP 160,000 (6,854) 4,109 (2,745)
1 Day SONIA annually 4.00% annually Pay 9/18/2026 GBP 22,190,000 (179,985) 100,513 (79,472)
6 Month EURIBOR
semi-annually
2.15% annually
Pay 8/9/2037 EUR 6,880,000 (267,599) 98,494 (169,105)
6 Month EURIBOR
semi-annually
1.05% annually
Pay 8/11/2047 EUR 10,210,000 (351,493) 14,861 (336,632)
1 Day SOFR annually 3.39% annually Pay 5/10/2038 USD 4,050,000 (70,820) 12,768 (58,052)
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 4,620,000 31,043 14,237 45,280
1 Day SOFR annually 2.56% annually Rec 5/11/2053 USD 3,920,000 (11,443) 110,385 98,942
1 Day SOFR annually 2.08% annually Rec 7/28/2047 USD 20,680,000 319,843 323,908 643,751
1 Day SOFR annually 2.68% annually Rec 7/28/2032 USD 8,620,000 113,095 173,336 286,431
Total unrealized appreciation (360,284) 2,703,078 2,342,794
6 Month EURIBOR
semi-annually
2.74% annually
Rec 4/24/2035 EUR 7,730,000 (19,594) (135,808) (155,402)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 9/18/2054 EUR 3,580,000 (5,138) (102,463) (107,601)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 1/25/2044 EUR 18,690,000 (289) (46,044) (46,333)
6 Month NIBOR
semi-annually
3.75% annually
Rec 9/18/2034 NOK 19,370,000 (10,995) (12,809) (23,804)

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 17
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month BBR quarterly 4.00% quarterly Rec 9/26/2026 AUD 6,080,000 7,520 (16,430) (8,910)
6 Month EURIBOR
semi-annually
2.54% annually
Rec 1/19/2034 EUR 13,200,000 12,538 (64,551) (52,013)
6 Month EURIBOR
semi-annually
2.98% At
Termination Rec 4/24/2026 EUR 8,760,000 (4,603) (33,628) (38,231)
1 Day SARON annually 1.25% annually Rec 9/18/2034 CHF 1,350,000 (32,773) (32,179) (64,952)
1 Day SOFR annually 3.99% annually Rec 4/16/2035 USD 9,310,000 51,588 (363,460) (311,872)
1 Day SOFR annually 4.43% annually Rec 4/16/2026 USD 9,720,000 3,764 (58,560) (54,796)
1 Day SARON annually 1.25% annually Rec 9/18/2026 CHF 54,150,000 (430,092) (203,694) (633,786)
1 Day SOFR annually 3.38% annually Rec 4/11/2054 USD 3,820,000 (10,325) (2,046) (12,371)
1 Day SOFR annually 3.75% annually Rec 9/18/2034 USD 1,650,000 13,672 (26,847) (13,175)
1 Day ESTR annually 2.25% annually Rec 9/18/2026 EUR 9,440,000 102,791 (41,521) 61,270
1 Day SOFR annually 4.30% annually Rec 11/30/2028 USD 58,570,000 (15,487) (1,299,510) (1,314,997)
1 Day SONIA annually 3.75% annually Rec 9/18/2029 GBP 480,000 3,684 (5,035) (1,351)
1 Day SOFR annually 3.34% annually Rec 5/20/2054 USD 5,750,000 5,447 (13,036) (7,589)
1 Day SOFR annually 4.25% annually Rec 9/26/2026 USD 1,450,000 1,663 (7,661) (5,998)
6 Month EURIBOR
semi-annually
1.45% annually
Rec 8/10/2042 EUR 17,440,000 745,620 (32,277) 713,343
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 20,880,000 (319,918) (305,673) (625,591)
Total unrealized depreciation 99,073 (2,803,232) (2,704,159)
Net unrealized depreciation (261,211) (100,154) (361,365)
– – –
As of July 31, 2024, the Fund had $2,695,528 segregated as collateral for swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 771,145 USD 975,599 Deutsche Bank Securities, Inc. 9/27/2024 16,237
Total unrealized appreciation 16,237
Net unrealized appreciation 16,237
Currency:
GBP British pound
USD United States dollar

18 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 2 9/2024 EUR 289,459 7,378
U.S. Treasury 2 Year Note 558 9/2024 USD 114,594,891 734,718
U.S. Treasury 5 Year Note 1,051 9/2024 USD 113,393,047 1,746,038
U.S. Treasury 10 Year Note 359 9/2024 USD 40,140,688 911,283
U.S. Treasury 10 Year Ultra Note 36 9/2024 USD 4,160,812 118,319
Total long contracts 3,517,736
Short Contracts
Euro-Buxl (1) 9/2024 EUR (145,822) (6,977)
U.S. Treasury Long Bond (218) 9/2024 USD (26,330,313) (207,657)
U.S. Treasury Ultra Bond (33) 9/2024 USD (4,222,969) (9,342)
Total short contracts (223,976)
Net contracts 3,293,760
As of July 31, 2024, the Fund had $2,337,844 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar
Written Swaptions Contracts as of July 31, 2024 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate
Notional
Amount Value($)
Call
11-Year Interest Rate
Swap
6 Month
EURIBOR
annually
2.33%
semi-annually Bank of America NA 05/29/2025 2.33 % EUR 1,850,000 $ (35,174)
11-Year Interest Rate
Swap
6 Month
EURIBOR
annually
2.35%
semi-annually Bank of America NA 07/08/2025 2.35 EUR 1,910,000 (40,882)
11-Year Interest Rate
Swap
6 Month
EURIBOR
annually
2.40%
semi-annually Bank of America NA 11/28/2025 2.40 EUR 1,870,000 (53,477)
Total Written Swaptions Contracts (Premiums Received (92,469)) (129,533)
Abbreviation:
EURIBOR Euro Interbank Offered Rate
Currency:
EUR Euro

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 89,990,146 $ – $ 89,990,146
Collateralized Mortgage Obligations – 31,490,107 – 31,490,107
Commercial Mortgage-Backed Securities – 37,679,053 – 37,679,053
Corporate Bonds – 263,800,016 – 263,800,016
Credit Default Swaps† – 32,248 – 32,248
Foreign Government Securities – 6,589,505 – 6,589,505
Forward Foreign Currency Contracts – 16,237 – 16,237
Futures Contracts 3,517,736 – – 3,517,736
Interest Rate Swaps† – 2,703,078 – 2,703,078
Mortgage-Backed Securities – 316,541,932 – 316,541,932
Municipal Bonds – 166,261 – 166,261
Purchased Swaptions – 170,847 – 170,847
Repurchase Agreements – 13,917,723 – 13,917,723
Short-Term Investment – 16,423,559 – 16,423,559
Supranational – 1,948,008 – 1,948,008
U.S. Treasury Obligations – 121,464,724 – 121,464,724
Total Assets $ 3,517,736 $ 902,933,444 $ – $ 906,451,180
Liabilities:
Futures Contracts $ (223,976) $ – $ – $ (223,976)
Interest Rate Swaps† – (2,803,232) – (2,803,232)
TBA Sale Commitments – (74,780,527) – (74,780,527)
Written Swaptions – (129,533) – (129,533)
Total Liabilities $ (223,976) $ (77,713,292) $ – $ (77,937,268)
Total $ 3,293,760 $ 825,220,152 $ – $ 828,513,912
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 21
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2024 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

22 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
(d) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and

Nationwide Bond Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 23
are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 170,847
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 32,248
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 2,703,078
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 16,237
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 3,517,736
Total $ 6,440,146

24 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Liabilities:
Written Swaptions
Interest rate risk Written options, at value $ (129,533)
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (2,803,232)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (223,976)
Total $ (3,156,741)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks 96.7%
Shares Value ($)
Automobile Components 1.6%
BorgWarner, Inc. 112,684 3,978,872
Lear Corp. 34,422 4,200,861
8,179,733
Automobiles 1.3%
General Motors Co. 153,491 6,802,721
Banks 0.6%
BOK Financial Corp. 4,718 485,199
Comerica, Inc. 9,423 516,475
KeyCorp 114,540 1,847,530
2,849,204
Beverages 0.1%
Boston Beer Co., Inc. (The),
Class A* 1,616 452,819
Biotechnology 2.7%
Exelixis, Inc.* 81,051 1,900,646
Incyte Corp.* 35,645 2,319,420
Ionis Pharmaceuticals, Inc.* 17,978 889,192
Neurocrine Biosciences, Inc.* 28,080 3,975,286
Sarepta Therapeutics, Inc.* 24,622 3,502,233
Ultragenyx Pharmaceutical,
Inc.* 25,912 1,166,558
13,753,335
Broadline Retail 2.3%
Amazon.com, Inc.* 52,077 9,737,357
MercadoLibre, Inc.* 1,132 1,889,195
11,626,552
Building Products 0.4%
Builders FirstSource, Inc.* 13,297 2,225,519
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) 12,328 802,183
Evercore, Inc., Class A 702 175,774
Northern Trust Corp. 27,981 2,480,515
Robinhood Markets, Inc.,
Class A* 13,238 272,306
State Street Corp. 53,002 4,503,580
8,234,358
Chemicals 4.6%
Dow, Inc. 115,159 6,272,711
DuPont de Nemours, Inc. 81,048 6,783,718
Huntsman Corp. 155,896 3,730,591
LyondellBasell Industries NV,
Class A 64,950 6,459,927
Westlake Corp. 956 141,354
23,388,301
Commercial Services & Supplies 1.4%
Veralto Corp. 67,039 7,143,676
Vestis Corp. 12,707 164,810
7,308,486
Construction & Engineering 0.9%
AECOM 51,340 4,651,917
Consumer Finance 2.1%
Ally Financial, Inc. 2,915 131,204
SLM Corp. 99,929 2,267,389
Synchrony Financial 168,768 8,571,727
10,970,320
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 0.3%
Maplebear, Inc.* 48,074 1,658,072
Diversified Consumer Services 0.1%
Duolingo, Inc., Class A* 3,709 637,725
Diversified Telecommunication Services 0.1%
Iridium Communications, Inc. 25,985 745,770
Electric Utilities 4.2%
Constellation Energy Corp. 18,914 3,589,877
Exelon Corp. 158,066 5,880,055
NRG Energy, Inc. 103,326 7,767,016
Pinnacle West Capital Corp. 50,560 4,327,430
21,564,378
Electrical Equipment 0.2%
GE Vernova, Inc.* 4,648 828,460
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 43,772 2,812,789
Entertainment 1.7%
Live Nation Entertainment,
Inc.* 63,934 6,149,812
Playtika Holding Corp. 39,621 302,308
ROBLOX Corp., Class A* 53,491 2,220,946
8,673,066
Financial Services 2.5%
Corebridge Financial, Inc. 136,286 4,027,252
PayPal Holdings, Inc.* 134,758 8,864,381
12,891,633
Food Products 2.3%
Archer-Daniels-Midland Co. 120,115 7,448,331
Pilgrim's Pride Corp.* 3,200 131,936
Tyson Foods, Inc., Class A 71,178 4,334,740
11,915,007
Ground Transportation 5.1%
JB Hunt Transport Services,
Inc. 16,815 2,911,517
Landstar System, Inc. 3,551 675,578
Lyft, Inc., Class A* 230,334 2,775,525
Old Dominion Freight Line, Inc. 36,870 7,749,337
Ryder System, Inc. 6,827 956,872
Saia, Inc.* 5,092 2,127,692
Schneider National, Inc., Class
B 36,591 984,664
Uber Technologies, Inc.* 123,705 7,975,261
26,156,446
Health Care Equipment & Supplies 1.2%
Align Technology, Inc.* 7,605 1,763,447
GE HealthCare Technologies,
Inc. 49,516 4,190,539
5,953,986
Health Care Providers & Services 4.6%
Elevance Health, Inc. 17,181 9,140,807
Humana, Inc. 21,829 7,893,585
McKesson Corp. 4,568 2,818,547
Molina Healthcare, Inc.* 10,262 3,502,113
23,355,052
Hotels, Restaurants & Leisure 3.5%
Airbnb, Inc., Class A* 16,763 2,339,444
Booking Holdings, Inc. 2,405 8,934,599

26 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Domino's Pizza, Inc. 15,383 6,594,692
17,868,735
Household Durables 0.9%
Lennar Corp., Class A 22,148 3,918,646
PulteGroup, Inc. 5,185 684,420
4,603,066
Independent Power and Renewable Electricity Producers
1.2%
Vistra Corp. 75,131 5,951,878
Insurance 6.3%
Allstate Corp. (The) 37,349 6,391,161
Arch Capital Group Ltd.* 13,740 1,316,017
Brighthouse Financial, Inc.* 34,712 1,731,087
Globe Life, Inc. 76,644 7,107,965
Hanover Insurance Group, Inc.
(The) 15,237 2,094,935
Hartford Financial Services
Group, Inc. (The) 14,251 1,580,721
Reinsurance Group of
America, Inc. 21,204 4,780,018
Travelers Cos., Inc. (The) 34,705 7,511,550
32,513,454
Interactive Media & Services 2.6%
Alphabet, Inc., Class C 50,058 8,667,543
Meta Platforms, Inc., Class A 7,821 3,713,645
Snap, Inc., Class A* 12,663 168,671
TripAdvisor, Inc.* 33,211 585,510
13,135,369
IT Services 1.9%
DXC Technology Co.* 8,397 170,795
EPAM Systems, Inc.* 4,787 1,029,827
Kyndryl Holdings, Inc.* 123,175 3,309,712
Twilio, Inc., Class A* 5,482 324,151
VeriSign, Inc.* 26,706 4,994,289
9,828,774
Life Sciences Tools & Services 0.0%
†
Fortrea Holdings, Inc.* 5,858 161,622
Machinery 1.6%
Cummins, Inc. 2,526 737,087
Otis Worldwide Corp. 80,785 7,634,182
8,371,269
Metals & Mining 0.2%
Alcoa Corp. 30,110 994,834
Oil, Gas & Consumable Fuels 3.6%
ConocoPhillips 22,463 2,497,886
Diamondback Energy, Inc. 7,818 1,581,660
Marathon Petroleum Corp. 8,566 1,516,353
Phillips 66 28,807 4,190,842
Valero Energy Corp. 52,240 8,448,253
18,234,994
Paper & Forest Products 1.2%
Louisiana-Pacific Corp. 61,843 6,070,509
Pharmaceuticals 1.5%
Merck & Co., Inc. 59,579 6,740,172
Organon & Co. 42,751 934,537
7,674,709
Common Stocks
Shares Value ($)
Professional Services 4.1%
Automatic Data Processing,
Inc. 36,450 9,572,499
KBR, Inc. 79,957 5,324,337
ManpowerGroup, Inc. 1,007 77,116
Paycom Software, Inc. 11,231 1,873,218
Robert Half, Inc. 51,906 3,331,846
TriNet Group, Inc. 6,026 628,211
20,807,227
Real Estate Management & Development 0.3%
Howard Hughes Holdings,
Inc.* 18,448 1,368,288
Residential REITs 1.7%
Camden Property Trust 38,047 4,213,705
Essex Property Trust, Inc. 16,688 4,645,272
8,858,977
Semiconductors & Semiconductor Equipment 5.6%
Amkor Technology, Inc. 23,192 757,451
Cirrus Logic, Inc.* 17,007 2,219,073
Monolithic Power Systems,
Inc. 509 439,313
NVIDIA Corp. 192,947 22,578,658
Teradyne, Inc. 22,298 2,924,606
28,919,101
Software 11.4%
Atlassian Corp., Class A* 29,723 5,248,190
Confluent, Inc., Class A* 38,504 963,370
Crowdstrike Holdings, Inc.,
Class A* 12,340 2,862,386
DoubleVerify Holdings, Inc.* 19,186 405,208
Dropbox, Inc., Class A* 156,390 3,740,849
Dynatrace, Inc.* 5,481 240,726
Fortinet, Inc.* 120,912 7,017,732
Gitlab, Inc., Class A* 9,266 474,697
Guidewire Software, Inc.* 13,957 2,094,527
Microsoft Corp. 49,016 20,505,844
Nutanix, Inc., Class A* 75,319 3,804,363
Procore Technologies, Inc.* 51,390 3,650,232
SentinelOne, Inc., Class A* 105,458 2,414,988
Smartsheet, Inc., Class A* 63,786 3,059,177
Teradata Corp.* 19,079 618,541
UiPath, Inc., Class A* 53,995 657,119
Workday, Inc., Class A* 1,830 415,630
58,173,579
Specialty Retail 0.5%
Williams-Sonoma, Inc. 16,973 2,625,384
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 137,445 30,523,786
Trading Companies & Distributors 0.2%
WESCO International, Inc. 5,225 914,114
Total Investments
(cost $426,447,404) — 96.7% 495,235,318
Other assets in excess of liabilities — 3.3% 17,014,534
NET ASSETS — 100.0%
$ 512,249,852
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 27
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of July 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 36,007 91,098 91,098
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,983 11,390 11,390
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 11,956 8,608 8,608
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 57,454 27,578 27,578
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 26,123 33,699 33,699
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,777 14,571 14,571
Amphenol Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 87,980 207,256 207,256
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 59,394 194,812 194,812
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,326 12,399 12,399
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,232 6,509 6,509
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 53,741 16,122 16,122
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 33,624 12,777 12,777
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 286 792 792
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 31,603 90,385 90,385
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,282 2,328 2,328
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,554 17,365 17,365
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,998 26,793 26,793
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 10.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 17,727 66,166 66,166

28 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 12,239 15,666 15,666
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 76,991 7,699 7,699
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,280 2,317 2,317
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 25,165 18,370 18,370
ConocoPhillips OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,495 21,279 21,279
Constellation Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 7,205 152,098 152,098
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 5,343 14,747 14,747
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,090 5,853 5,853
Dow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 12,983 10,127 10,127
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,124 15,796 15,796
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 3,514 1,550 1,550
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,749 5,649 5,649
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 14,071 4,362 4,362
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 9,428 4,620 4,620
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 21,829 43,876 43,876
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,457 1,481 1,481
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 27,525 10,184 10,184
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 37,623 16,178 16,178
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 144,872 5,795 5,795

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,622 1,449 1,449
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,896 14,848 14,848
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,991 959 959
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 973 292 292
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 19,986 19,786 19,786
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,463 5,332 5,332
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,975 3,736 3,736
Liberty Media Corp-
Liberty SiriusXM
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 70,672 19,081 19,081
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 48,874 12,218 12,218
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,294 89,448 89,448
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 1.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 546,566 37,054 37,054
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 1,124 13,083 13,083
Monolithic Power
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 2,219 183,045 183,045
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 78,171 10,944 10,944
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 151,488 2,014,179 2,014,179
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 138,904 19,447 19,447
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 9,243 13,864 13,864
OneMain Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,614 10,220 10,220
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,504 211 211

30 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,042 2,215 2,215
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 18,851 4,147 4,147
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,500 7,055 7,055
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 13,211 661 661
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 57,708 9,810 9,810
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 3,205 1,570 1,570
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 3,106 2,547 2,547
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,380 20,336 20,336
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,095 2,274 2,274
Seagate Technology
Holdings plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 60,057 184,375 184,375
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 9,737 3,408 3,408
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,656 1,775 1,775
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 16,552 9,435 9,435
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 55,200 12,696 12,696
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 2,016 585 585
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,101 295,592 295,592
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 18,242 3,831 3,831
Thor Industries, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 4,320 1,080 1,080
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 12,590 1,511 1,511

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tyler Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 472 3,040 3,040
Uber Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 12,913 17,820 17,820
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,707 9,519 9,519
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 22,266 22,489 22,489
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 3,065 153 153
Vestis Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 55,393 13,571 13,571
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,284 13,402 13,402
Walgreens Boots
Alliance, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 185,668 53,844 53,844
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 349,880 45,484 45,484
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 26,041 13,020 13,020
WESCO
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 7,298 33,371 33,371
Workday, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 7,978 5,107 5,107
– –
Total unrealized appreciation 4,463,214 4,463,214
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 28,494 (57,978) (57,978)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,671 (28,468) (28,468)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 250,348 (20,898) (20,898)
Albemarle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 23,197 (34,468) (34,468)
Alliant Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 40,025 (400) (400)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,228 (76,350) (76,350)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 80,913 (36,218) (36,218)

32 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 20,513 (54,770) (54,770)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 28,375 (8,513) (8,513)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 18 (74) (74)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,146 (10,076) (10,076)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 14,609 (146) (146)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,398 (9,004) (9,004)
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 995 (10) (10)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 24,664 (22,691) (22,691)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,141 (1,842) (1,842)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 17,931 (10,938) (10,938)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 16,914 (13,024) (13,024)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 41,197 (30,898) (30,898)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 37,397 (169,408) (169,408)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,474 (13,154) (13,154)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 10,036 (16,961) (16,961)
Darling Ingredients,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 30,367 (15,184) (15,184)
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,575 (14,065) (14,065)
DR Horton, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 2,006 (1,023) (1,023)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 120,066 (73,240) (73,240)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 82,761 (5,793) (5,793)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 60,847 (8,519) (8,519)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 18,856 (108,233) (108,233)
Envista Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 78,283 (13,308) (13,308)
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 25,785 (22,175) (22,175)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 16,707 (7,685) (7,685)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 15,095 (17,359) (17,359)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,522 (26,040) (26,040)
Fortrea Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 25,535 (7,405) (7,405)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 92,652 (63,930) (63,930)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 103,921 (22,863) (22,863)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 40,980 (39,341) (39,341)
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 1,983 (1,031) (1,031)
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 29,882 (11,654) (11,654)
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 32,904 (62,189) (62,189)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 400 (16,810) (16,810)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,042 (81,714) (81,714)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 2,522 (807) (807)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 22,797 (43,770) (43,770)

34 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Kirby Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 19,165 (44,654) (44,654)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 77,673 (127,500) (127,500)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 20,259 (14,232) (14,232)
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 13,070 (39,471) (39,471)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 4,492 (43,303) (43,303)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,960 (3,828) (3,828)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 10,034 (49,568) (49,568)
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 12,882 (16,360) (16,360)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 26,365 (111,495) (111,495)
Merck & Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 13,057 (17,627) (17,627)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,244 (51,385) (51,385)
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 320 (3,318) (3,318)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,512 (122,035) (122,035)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,454 (108,355) (108,355)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,583 (29,464) (29,464)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 37,016 (11,845) (11,845)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 616 (33,572) (33,572)
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 30,658 (16,555) (16,555)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,082 (148,610) (148,610)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Penn Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 9,905 (4,556) (4,556)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 19,705 (33,301) (33,301)
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 22,603 (22,151) (22,151)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 17,556 (3,234) (3,234)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 565 (203) (203)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 17,255 (116,644) (116,644)
Service Corp.
International
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 14,521 (2,097) (2,097)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 46,668 (5,133) (5,133)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 33,554 (4,026) (4,026)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 81,721 (22,882) (22,882)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,855 (20,012) (20,012)
State Street Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,779 (1,231) (1,231)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,774 (17,896) (17,896)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 2,522 (89,128) (89,128)
Tempur Sealy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 29,324 (10,557) (10,557)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 87 (169) (169)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 102,437 (39,950) (39,950)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 38,387 (384) (384)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,758 (49,346) (49,346)

36 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 61,640 (14,444) (14,444)
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 10,794 (24,928) (24,928)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 122,742 (8,592) (8,592)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 154,315 (58,640) (58,640)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,489 (73,175) (73,175)
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 47,510 (1,900) (1,900)
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 66,321 (63,611) (63,611)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 44,811 (9,859) (9,859)
– –
Total unrealized depreciation (2,971,653) (2,971,653)
– –
Net unrealized appreciation 1,491,561 1,491,561
Financing Costs of Swap Contracts (129,453) (129,453)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,362,108 1,362,108
As of July 31, 2024, the Fund had $8,950,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 495,235,318 $ – $ – $ 495,235,318
Total Return Swaps† – 4,463,214 – 4,463,214
Total Assets $ 495,235,318 $ 4,463,214 $ – $ 499,698,532
Liabilities:
Total Return Swaps† $ – $ (3,101,106) $ – $ (3,101,106)
Total Liabilities $ – $ (3,101,106) $ – $ (3,101,106)
Total $ 495,235,318 $ 1,362,108 $ – $ 496,597,426
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 39
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 4,463,214
Total $ 4,463,214
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (3,101,106)
Total $ (3,101,106)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks 96 .1%
Shares Value ($)
Aerospace & Defense 1 .0%
AAR Corp.* 937 60,530
AeroVironment, Inc.* 596 106,410
Archer Aviation, Inc., Class A* 12,870 53,668
Boeing Co. (The)* 23,914 4,558,008
Cadre Holdings, Inc. 1,147 42,095
Ducommun, Inc.* 214 13,732
General Electric Co. 88,379 15,042,106
Intuitive Machines, Inc.* 3,593 14,300
Kratos Defense & Security
Solutions, Inc.* 2,333 52,586
Leonardo DRS, Inc.* 2,213 62,407
Mercury Systems, Inc.* 481 17,099
Moog, Inc., Class A 969 190,021
National Presto Industries, Inc. 406 31,047
Park Aerospace Corp. 912 12,230
Redwire Corp.* 2,058 14,571
Rocket Lab USA, Inc.* 10,381 54,396
Terran Orbital Corp.* 11,430 8,226
TransDigm Group, Inc. 9,730 12,592,761
Triumph Group, Inc.* 2,025 33,190
V2X, Inc.* 254 13,241
Virgin Galactic Holdings, Inc.* 3,317 23,584
VirTra, Inc.* 1,786 15,663
33,011,871
Air Freight & Logistics 0 .5%
FedEx Corp. 12,754 3,854,896
Forward Air Corp. 637 16,154
GXO Logistics, Inc.* 30,707 1,718,978
Hub Group, Inc., Class A 2,776 129,834
United Parcel Service, Inc.,
Class B 77,540 10,108,890
15,828,752
Automobile Components 0 .2%
Adient plc* 1,912 49,253
American Axle &
Manufacturing Holdings,
Inc.* 1,283 9,533
Aptiv plc* 44,230 3,069,120
Cooper-Standard Holdings,
Inc.* 2,260 33,403
Dana, Inc. 2,147 27,288
Dorman Products, Inc.* 1,015 102,890
Fox Factory Holding Corp.* 624 33,315
Gentherm, Inc.* 697 38,460
Goodyear Tire & Rubber Co.
(The)* 8,048 94,162
Holley, Inc.* 9,565 37,686
LCI Industries 649 75,732
Luminar Technologies, Inc.,
Class A* 21,207 35,204
Mobileye Global, Inc., Class A* 157,548 3,308,508
Modine Manufacturing Co.* 1,562 183,785
Patrick Industries, Inc. 1,058 135,487
Phinia, Inc. 2,188 97,804
Solid Power, Inc.* 2,892 5,437
Visteon Corp.* 543 62,738
7,399,805
Automobiles 0 .9%
Canoo, Inc.* 6,544 13,153
General Motors Co. 436,217 19,333,137
Common Stocks
Shares Value ($)
Automobiles
Livewire Group, Inc.* 1,361 10,031
Tesla, Inc.* 45,897 10,651,317
Winnebago Industries, Inc. 582 36,387
30,044,025
Banks 4 .3%
1st Source Corp. 885 56,242
Amalgamated Financial Corp. 1,047 33,305
Ameris Bancorp 1,814 110,454
Associated Banc-Corp. 3,942 90,587
Atlantic Union Bankshares
Corp. 1,860 76,799
Axos Financial, Inc.* 1,616 117,984
Banc of California, Inc. 2,155 30,127
BancFirst Corp. 237 25,461
Bancorp, Inc. (The)* 1,885 97,718
Bank First Corp. 341 31,611
Bank of America Corp. 796,505 32,107,117
Bank of Hawaii Corp. 1,042 71,471
Bank of NT Butterfield & Son
Ltd. (The) 1,977 75,798
BankUnited, Inc. 1,593 61,362
Banner Corp. 1,268 75,091
BayCom Corp. 1,454 35,027
Berkshire Hills Bancorp, Inc. 2,187 60,361
Brookline Bancorp, Inc. 2,338 24,526
Burke & Herbert Financial
Services Corp. 75 5,078
Byline Bancorp, Inc. 789 22,131
Cadence Bank 5,317 174,770
Camden National Corp. 795 33,136
Capital Bancorp, Inc. 694 17,690
Capital City Bank Group, Inc. 758 26,909
Capitol Federal Financial, Inc. 6,191 39,127
Cathay General Bancorp 2,260 100,163
Central Pacific Financial Corp. 2,258 58,911
Citigroup, Inc. 253,114 16,422,036
Citizens Financial Group, Inc. 120,001 5,120,443
City Holding Co. 667 81,307
CNB Financial Corp. 703 18,039
Community Financial System,
Inc. 1,737 107,138
Community Trust Bancorp, Inc. 1,077 54,625
ConnectOne Bancorp, Inc. 2,205 53,405
CrossFirst Bankshares, Inc.* 2,208 40,936
Customers Bancorp, Inc.* 1,005 64,802
CVB Financial Corp. 3,518 67,053
Dime Community Bancshares,
Inc. 579 14,637
Eagle Bancorp, Inc. 556 11,965
East West Bancorp, Inc. 127,114 11,172,049
Eastern Bankshares, Inc. 4,079 67,875
Enterprise Financial Services
Corp. 1,132 59,849
Farmers National Banc Corp. 1,865 29,113
FB Financial Corp. 376 17,555
First Bancorp 6,996 161,196
First Bancshares, Inc. (The) 1,103 36,752
First Busey Corp. 2,182 59,874
First Business Financial
Services, Inc. 385 17,718

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Banks
First Commonwealth Financial
Corp. 3,484 62,991
First Community Bankshares,
Inc. 866 38,779
First Financial Bancorp 2,475 67,716
First Financial Bankshares,
Inc. 3,657 140,648
First Financial Corp. 1,154 51,884
First Foundation, Inc. 3,016 21,112
First Interstate BancSystem,
Inc., Class A 1,621 51,175
First Merchants Corp. 2,198 88,689
First Mid Bancshares, Inc. 454 17,429
Fulton Financial Corp. 6,718 130,128
German American Bancorp,
Inc. 1,000 39,340
Glacier Bancorp, Inc. 2,493 111,462
Great Southern Bancorp, Inc. 479 29,990
Hancock Whitney Corp. 2,643 144,651
Hanmi Financial Corp. 2,328 47,491
HBT Financial, Inc. 1,534 35,282
Heartland Financial USA, Inc. 455 24,807
Heritage Commerce Corp. 2,686 27,800
Heritage Financial Corp. 2,255 52,248
Hilltop Holdings, Inc. 679 22,400
Home BancShares, Inc. 6,113 173,181
Hope Bancorp, Inc. 3,704 48,745
Horizon Bancorp, Inc. 875 13,974
Huntington Bancshares, Inc. 251,899 3,765,890
Independent Bank Corp. 3,024 144,202
Independent Bank Group, Inc. 564 33,310
International Bancshares Corp. 2,386 160,912
JPMorgan Chase & Co. 210,724 44,842,067
Kearny Financial Corp. 3,488 25,114
Lakeland Financial Corp. 875 59,964
Live Oak Bancshares, Inc. 792 35,751
M&T Bank Corp. 63,771 10,979,453
Mercantile Bank Corp. 1,180 57,065
Metropolitan Bank Holding
Corp.* 293 15,450
Midland States Bancorp, Inc. 1,766 41,925
National Bank Holdings Corp.,
Class A 1,074 44,979
National Bankshares, Inc. 548 17,415
NB Bancorp, Inc.* 929 17,762
NBT Bancorp, Inc. 978 47,942
New York Community
Bancorp, Inc. 8,947 94,122
Nicolet Bankshares, Inc. 85 8,548
Northeast Community
Bancorp, Inc. 2,180 49,660
Northfield Bancorp, Inc. 3,398 42,509
Northrim Bancorp, Inc. 563 38,509
Northwest Bancshares, Inc. 4,105 57,634
OceanFirst Financial Corp. 2,687 48,823
OFG Bancorp 2,194 99,651
Old National Bancorp 8,727 174,715
Orange County Bancorp, Inc. 264 16,418
Pacific Premier Bancorp, Inc. 2,525 68,327
Park National Corp. 434 76,801
Pathward Financial, Inc. 1,114 75,240
Common Stocks
Shares Value ($)
Banks
Peapack-Gladstone Financial
Corp. 207 5,850
Peoples Bancorp of North
Carolina, Inc. 489 15,540
Peoples Bancorp, Inc. 1,285 42,752
PNC Financial Services
Group, Inc. (The) 19,132 3,464,805
Preferred Bank 820 70,569
Premier Financial Corp. 786 19,917
Princeton Bancorp, Inc. 547 21,399
Provident Financial Services,
Inc. 5,246 97,261
QCR Holdings, Inc. 622 47,546
RBB Bancorp 1,158 26,715
Renasant Corp. 1,417 48,731
Republic Bancorp, Inc., Class
A 842 55,252
S&T Bancorp, Inc. 1,609 71,407
Sandy Spring Bancorp, Inc. 809 24,780
Seacoast Banking Corp. of
Florida 1,582 44,043
ServisFirst Bancshares, Inc. 1,188 95,325
Sierra Bancorp 1,627 47,329
Simmons First National Corp.,
Class A 3,342 71,953
South Plains Financial, Inc. 1,102 35,749
Southern States Bancshares,
Inc. 525 17,178
Southside Bancshares, Inc. 1,441 50,421
SouthState Corp. 2,345 232,085
Stock Yards Bancorp, Inc. 735 45,732
Texas Capital Bancshares,
Inc.* 1,253 82,823
Timberland Bancorp, Inc. 1,132 34,583
Tompkins Financial Corp. 89 5,602
Towne Bank 2,208 73,394
TriCo Bancshares 1,250 58,163
Triumph Financial, Inc.* 408 37,018
TrustCo Bank Corp. 1,326 47,219
Trustmark Corp. 1,573 54,630
UMB Financial Corp. 1,182 120,588
United Bankshares, Inc. 3,814 148,479
United Community Banks, Inc. 2,084 64,500
Unity Bancorp, Inc. 986 34,135
Univest Financial Corp. 1,343 37,134
Valley National Bancorp 12,786 107,402
Veritex Holdings, Inc. 1,726 43,271
WaFd, Inc. 1,875 66,731
Wells Fargo & Co. 117,568 6,976,485
WesBanco, Inc. 1,721 54,865
Westamerica Bancorp 1,049 56,604
WSFS Financial Corp. 1,544 87,221
142,762,589
Beverages 0 .9%
Coca-Cola Co. (The) 129,518 8,644,031
Coca-Cola Europacific
Partners plc 105,339 7,770,858
Constellation Brands, Inc.,
Class A 25,825 6,331,257
Keurig Dr Pepper, Inc. 185,858 6,371,212
MGP Ingredients, Inc. 583 47,544

42 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Beverages
National Beverage Corp. 69 3,367
Primo Water Corp.* 5,609 123,005
Vita Coco Co., Inc. (The)* 1,490 38,502
29,329,776
Biotechnology 3 .1%
4D Molecular Therapeutics,
Inc.* 1,293 22,925
89bio, Inc.* 1,380 12,641
AbbVie, Inc. 193,656 35,888,330
Absci Corp.* 5,951 26,184
ACADIA Pharmaceuticals,
Inc.* 2,714 51,620
ACELYRIN, Inc.* 2,280 13,680
Acrivon Therapeutics, Inc.* 1,766 14,799
Acumen Pharmaceuticals,
Inc.* 6,147 20,285
ADC Therapeutics SA* 4,040 13,413
ADMA Biologics, Inc.* 5,257 64,556
Aerovate Therapeutics, Inc.* 719 1,309
Agios Pharmaceuticals, Inc.* 1,443 66,955
Akebia Therapeutics, Inc.* 14,502 20,013
Akero Therapeutics, Inc.* 2,031 54,289
Alkermes plc* 5,019 137,119
Altimmune, Inc.* 3,018 19,194
ALX Oncology Holdings, Inc.* 2,442 11,722
Amgen, Inc. 64,749 21,527,100
Amicus Therapeutics, Inc.* 7,992 82,398
AnaptysBio, Inc.* 442 15,399
Anika Therapeutics, Inc.* 547 14,906
Annexon, Inc.* 4,759 30,505
Apogee Therapeutics, Inc.* 1,170 56,979
Applied Therapeutics, Inc.* 3,276 19,459
Arcellx, Inc.* 1,155 71,391
Arcturus Therapeutics
Holdings, Inc.* 1,173 27,519
Arcus Biosciences, Inc.* 1,677 27,520
Arcutis Biotherapeutics, Inc.* 4,175 42,042
Ardelyx, Inc.* 6,676 37,052
Arrowhead Pharmaceuticals,
Inc.* 3,488 99,617
Astria Therapeutics, Inc.* 1,792 20,931
Atossa Therapeutics, Inc.* 12,286 16,586
Aurinia Pharmaceuticals, Inc.* 4,393 25,831
Avid Bioservices, Inc.* 3,070 32,051
Avidity Biosciences, Inc.* 3,075 140,158
Beam Therapeutics, Inc.* 2,409 76,221
BioCryst Pharmaceuticals,
Inc.* 6,509 47,385
Biogen, Inc.* 45,480 9,696,336
Biohaven Ltd.* 2,693 105,916
BioMarin Pharmaceutical, Inc.* 25,858 2,180,605
Black Diamond Therapeutics,
Inc.* 3,239 19,725
Blueprint Medicines Corp.* 1,787 193,532
Bridgebio Pharma, Inc.* 3,604 93,524
C4 Therapeutics, Inc.* 3,097 20,750
Cabaletta Bio, Inc.* 2,944 20,902
CareDx, Inc.* 2,896 57,891
Cargo Therapeutics, Inc.* 616 10,490
Cartesian Therapeutics, Inc.* 216 3,521
Common Stocks
Shares Value ($)
Biotechnology
Catalyst Pharmaceuticals,
Inc.* 4,390 75,684
Celcuity, Inc.* 864 15,837
Celldex Therapeutics, Inc.* 1,908 72,714
Century Therapeutics, Inc.* 3,940 8,786
CG oncology, Inc.* 359 11,973
Cogent Biosciences, Inc.* 2,760 26,027
Coherus Biosciences, Inc.* 9,577 14,749
Compass Therapeutics, Inc.* 15,641 16,110
Corbus Pharmaceuticals
Holdings, Inc.* 317 18,852
Crinetics Pharmaceuticals,
Inc.* 1,628 86,479
Cullinan Therapeutics, Inc.* 1,058 20,472
Cytokinetics, Inc.* 3,040 179,390
Day One Biopharmaceuticals,
Inc.* 1,117 15,984
Denali Therapeutics, Inc.* 2,935 71,526
Design Therapeutics, Inc.* 4,405 22,465
Dianthus Therapeutics, Inc.* 1,039 30,941
Disc Medicine, Inc.* 324 13,984
Dynavax Technologies Corp.* 2,418 27,057
Dyne Therapeutics, Inc.* 2,216 95,089
Entrada Therapeutics, Inc.* 957 15,762
Erasca, Inc.* 7,550 23,782
Fate Therapeutics, Inc.* 7,768 41,403
Foghorn Therapeutics, Inc.* 2,769 19,438
G1 Therapeutics, Inc.* 1,818 7,799
Generation Bio Co.* 8,098 27,047
Geron Corp.* 16,669 79,011
Greenwich Lifesciences, Inc.* 797 12,848
Halozyme Therapeutics, Inc.* 4,672 258,175
Heron Therapeutics, Inc.* 7,911 23,496
Humacyte, Inc.* 4,175 39,495
Ideaya Biosciences, Inc.* 2,125 91,481
IGM Biosciences, Inc.* 770 8,593
ImmunityBio, Inc.* 4,044 20,827
Immunome, Inc.* 2,435 37,523
Immunovant, Inc.* 766 22,268
Inmune Bio, Inc.* 1,757 15,093
Inozyme Pharma, Inc.* 2,373 13,763
Insmed, Inc.* 3,633 264,301
Intellia Therapeutics, Inc.* 2,146 56,247
Iovance Biotherapeutics, Inc.* 9,163 79,993
Ironwood Pharmaceuticals,
Inc., Class A* 5,454 37,251
iTeos Therapeutics, Inc.* 987 17,361
Janux Therapeutics, Inc.* 696 28,258
Jasper Therapeutics, Inc.* 604 11,168
KalVista Pharmaceuticals,
Inc.* 1,064 15,471
Keros Therapeutics, Inc.* 664 33,306
Kiniksa Pharmaceuticals
International plc, Class A* 970 25,802
Kodiak Sciences, Inc.* 2,321 6,754
Korro Bio, Inc.* 110 5,122
Krystal Biotech, Inc.* 582 121,324
Kura Oncology, Inc.* 1,281 26,658
Kymera Therapeutics, Inc.* 1,531 70,732
Larimar Therapeutics, Inc.* 1,733 14,540
Lexeo Therapeutics, Inc.* 250 3,137

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Biotechnology
Lexicon Pharmaceuticals, Inc.* 6,728 15,138
Lyell Immunopharma, Inc.* 15,242 24,540
Madrigal Pharmaceuticals,
Inc.* 524 149,162
MannKind Corp.* 10,865 62,582
MiMedx Group, Inc.* 5,442 40,543
Mineralys Therapeutics, Inc.* 1,223 15,153
Mirum Pharmaceuticals, Inc.* 746 30,250
Monte Rosa Therapeutics,
Inc.* 3,395 15,345
Morphic Holding, Inc.* 1,069 60,570
Myriad Genetics, Inc.* 2,770 77,477
Neurocrine Biosciences, Inc.* 77,534 10,976,488
Neurogene, Inc.* 359 14,769
Nkarta, Inc.* 2,233 14,358
Novavax, Inc.* 3,841 49,203
Nurix Therapeutics, Inc.* 2,507 54,853
Nuvalent, Inc., Class A* 848 67,789
Ocugen, Inc.* 8,463 11,891
Olema Pharmaceuticals, Inc.* 1,347 21,768
Organogenesis Holdings, Inc.,
Class A* 5,633 17,012
ORIC Pharmaceuticals, Inc.* 2,990 33,488
PepGen, Inc.* 882 10,081
Perspective Therapeutics,
Inc.* 1,408 19,149
Poseida Therapeutics, Inc.,
Class A* 3,873 13,672
Praxis Precision Medicines,
Inc.* 358 20,660
Prime Medicine, Inc.* 5,671 31,814
ProKidney Corp., Class A* 6,464 15,126
Protagonist Therapeutics, Inc.* 1,739 65,108
Prothena Corp. plc* 532 12,385
PTC Therapeutics, Inc.* 2,438 82,526
Puma Biotechnology, Inc.* 4,496 16,118
Pyxis Oncology, Inc.* 4,761 18,663
Q32 Bio, Inc.* 321 12,224
Recursion Pharmaceuticals,
Inc., Class A* 7,849 64,362
Regeneron Pharmaceuticals,
Inc.* 6,487 7,000,706
REGENXBIO, Inc.* 514 7,324
Relay Therapeutics, Inc.* 1,876 15,421
Replimune Group, Inc.* 1,663 16,630
REVOLUTION Medicines,
Inc.* 4,015 183,245
Rhythm Pharmaceuticals, Inc.* 1,299 62,625
Rigel Pharmaceuticals, Inc.* 1,078 11,405
Rocket Pharmaceuticals, Inc.* 1,904 46,077
Sana Biotechnology, Inc.* 6,223 37,898
Savara, Inc.* 6,339 29,159
Scholar Rock Holding Corp.* 2,172 19,722
Solid Biosciences, Inc.* 2,333 20,810
SpringWorks Therapeutics,
Inc.* 1,848 66,362
Spyre Therapeutics, Inc.* 1,200 33,000
Stoke Therapeutics, Inc.* 1,269 18,997
Summit Therapeutics, Inc.* 2,660 28,728
Sutro Biopharma, Inc.* 4,364 17,325
Syndax Pharmaceuticals, Inc.* 2,906 65,966
Common Stocks
Shares Value ($)
Biotechnology
Taysha Gene Therapies, Inc.* 6,383 14,106
Tenaya Therapeutics, Inc.* 4,663 16,320
TG Therapeutics, Inc.* 4,448 87,892
Tourmaline Bio, Inc. 1,102 18,602
Travere Therapeutics, Inc.* 1,514 14,444
Twist Bioscience Corp.* 1,813 101,184
Tyra Biosciences, Inc.* 1,087 24,088
Vaxcyte, Inc.* 2,902 228,939
Vera Therapeutics, Inc., Class
A* 1,083 39,627
Veracyte, Inc.* 3,206 76,944
Vericel Corp.* 1,927 97,352
Vertex Pharmaceuticals, Inc.* 18,649 9,244,682
Verve Therapeutics, Inc.* 1,127 7,889
Viridian Therapeutics, Inc.* 196 3,303
Voyager Therapeutics, Inc.* 1,797 16,514
Xencor, Inc.* 2,867 58,544
Zentalis Pharmaceuticals, Inc.* 1,875 7,294
103,526,015
Broadline Retail 3 .2%
Amazon.com, Inc.* 566,009 105,832,363
ContextLogic, Inc., Class A* 2,343 12,652
Groupon, Inc., Class A* 934 12,441
105,857,456
Building Products 1 .0%
Allegion plc 72,600 9,932,406
American Woodmark Corp.* 268 27,376
Apogee Enterprises, Inc. 1,301 89,301
AZZ, Inc. 936 74,843
Builders FirstSource, Inc.* 58,203 9,741,436
Carrier Global Corp. 81,082 5,522,495
CSW Industrials, Inc. 454 147,287
Fortune Brands Innovations,
Inc. 11,313 914,203
Gibraltar Industries, Inc.* 876 65,060
Griffon Corp. 1,878 135,329
Janus International Group,
Inc.* 4,193 60,463
Masterbrand, Inc.* 4,098 73,969
Quanex Building Products
Corp. 170 5,678
Resideo Technologies, Inc.* 3,015 68,501
Tecnoglass, Inc. 563 30,295
Trane Technologies plc 19,460 6,505,089
UFP Industries, Inc. 2,266 298,953
Zurn Elkay Water Solutions
Corp. 3,327 107,994
33,800,678
Capital Markets 2 .3%
Artisan Partners Asset
Management, Inc., Class A 2,952 130,360
B. Riley Financial, Inc. 1,162 22,310
BGC Group, Inc., Class A 7,933 73,063
BlackRock, Inc. 5,676 4,975,014
Brightsphere Investment
Group, Inc. 323 8,459
Cohen & Steers, Inc. 662 56,813
Diamond Hill Investment
Group, Inc. 315 50,154

44 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Donnelley Financial Solutions,
Inc.* 993 67,008
Forge Global Holdings, Inc.* 10,203 14,794
Goldman Sachs Group, Inc.
(The) 18,649 9,492,900
Hamilton Lane, Inc., Class A 894 129,067
Intercontinental Exchange, Inc. 60,811 9,216,515
KKR & Co., Inc. 68,108 8,407,933
Moelis & Co., Class A 1,899 129,132
Moody's Corp. 10,541 4,811,756
MSCI, Inc., Class A 14,601 7,895,637
Nasdaq, Inc. 232,889 15,761,928
Open Lending Corp.* 2,110 13,293
Piper Sandler Cos. 649 177,359
PJT Partners, Inc., Class A 919 122,172
S&P Global, Inc. 24,324 11,790,573
Silvercrest Asset Management
Group, Inc., Class A 814 14,432
StepStone Group, Inc., Class
A 859 43,173
StoneX Group, Inc.* 431 35,920
Tradeweb Markets, Inc., Class
A 16,162 1,804,972
Victory Capital Holdings, Inc.,
Class A 1,885 98,755
Virtus Investment Partners,
Inc. 353 79,778
WisdomTree, Inc. 4,134 49,360
75,472,630
Chemicals 1 .8%
Albemarle Corp. 4,040 378,427
Arcadium Lithium plc* 27,199 86,493
Ashland, Inc. 3,232 312,373
ASP Isotopes, Inc.* 5,953 15,775
Aspen Aerogels, Inc.* 593 12,103
Avient Corp. 2,209 99,935
Balchem Corp. 1,096 194,496
Cabot Corp. 2,017 202,285
Celanese Corp., Class A(a) 61,175 8,634,851
Ecolab, Inc. 15,850 3,656,437
Ecovyst, Inc.* 2,468 23,545
Element Solutions, Inc. 78,121 2,105,361
Hawkins, Inc. 730 75,847
HB Fuller Co. 1,361 117,318
Ingevity Corp.* 915 41,989
Innospec, Inc. 1,010 132,451
Koppers Holdings, Inc. 509 20,721
Linde plc 57,859 26,239,057
Mativ Holdings, Inc. 2,425 46,293
Minerals Technologies, Inc. 1,426 111,770
Orion SA 2,904 71,497
Perimeter Solutions SA* 2,867 27,781
PureCycle Technologies, Inc.* 2,959 22,814
Quaker Chemical Corp. 536 97,322
Rayonier Advanced Materials,
Inc.* 2,668 17,742
Sensient Technologies Corp. 1,345 104,977
Sherwin-Williams Co. (The) 48,878 17,146,402
Stepan Co. 244 20,650
Tronox Holdings plc 1,269 20,507
60,037,219
Common Stocks
Shares Value ($)
Commercial Services & Supplies 0 .2%
ABM Industries, Inc. 2,388 132,677
ACCO Brands Corp. 1,403 7,169
ACV Auctions, Inc., Class A* 2,417 41,282
Brink's Co. (The) 1,899 208,871
Casella Waste Systems, Inc.,
Class A* 1,285 133,075
Cimpress plc* 837 76,393
CompX International, Inc. 464 11,897
CoreCivic, Inc.* 3,104 43,270
Deluxe Corp. 2,989 72,872
Ennis, Inc. 1,972 47,012
GEO Group, Inc. (The)* 3,817 55,346
HNI Corp. 2,043 112,263
Interface, Inc., Class A 4,328 74,788
MillerKnoll, Inc. 2,635 81,738
Montrose Environmental
Group, Inc.* 671 21,398
OPENLANE, Inc.* 1,911 34,169
Pitney Bowes, Inc. 6,212 40,999
Quad/Graphics, Inc. 2,972 13,582
Republic Services, Inc., Class
A 12,978 2,521,885
Steelcase, Inc., Class A 5,026 72,827
UniFirst Corp. 446 86,765
Waste Connections, Inc. 19,132 3,401,096
7,291,374
Communications Equipment 0 .9%
ADTRAN Holdings, Inc. 4,361 29,524
Applied Optoelectronics, Inc.* 1,810 17,285
Aviat Networks, Inc.* 507 15,717
Calix, Inc.* 1,293 53,181
Cisco Systems, Inc. 442,355 21,432,100
CommScope Holding Co.,
Inc.* 3,491 9,042
Digi International, Inc.* 2,283 62,326
Extreme Networks, Inc.* 3,316 47,419
Harmonic, Inc.* 1,180 17,299
Infinera Corp.* 4,406 26,172
Motorola Solutions, Inc. 17,838 7,115,935
NETGEAR, Inc.* 964 15,308
NetScout Systems, Inc.* 2,775 56,471
Ribbon Communications, Inc.* 4,317 14,635
Viasat, Inc.* 4,101 82,922
Viavi Solutions, Inc.* 3,777 30,367
29,025,703
Construction & Engineering 0 .0%
†
Ameresco, Inc., Class A* 1,355 42,777
Arcosa, Inc. 1,709 158,783
Argan, Inc. 828 65,354
Concrete Pumping Holdings,
Inc.* 6,254 41,714
Construction Partners, Inc.,
Class A* 980 63,357
Dycom Industries, Inc.* 870 159,654
Fluor Corp.* 3,687 177,345
Granite Construction, Inc. 1,027 70,309
IES Holdings, Inc.* 366 56,353
Limbach Holdings, Inc.* 216 13,764
MYR Group, Inc.* 315 44,251
Northwest Pipe Co.* 481 18,350
Primoris Services Corp. 2,107 118,982

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Construction & Engineering
Sterling Infrastructure, Inc.* 1,078 125,436
Tutor Perini Corp.* 669 16,651
1,173,080
Construction Materials 0 .1%
Knife River Corp.* 1,436 114,191
Martin Marietta Materials, Inc. 5,580 3,310,893
Smith-Midland Corp.* 525 18,228
Summit Materials, Inc., Class
A* 2,745 114,686
United States Lime & Minerals,
Inc. 613 52,135
3,610,133
Consumer Finance 0 .5%
American Express Co. 63,076 15,960,751
Bread Financial Holdings, Inc. 2,166 118,220
Enova International, Inc.* 538 46,521
FirstCash Holdings, Inc. 974 108,698
LendingTree, Inc.* 581 30,921
Moneylion, Inc.* 398 27,430
Navient Corp. 4,651 76,323
Nelnet, Inc., Class A 767 86,449
PRA Group, Inc.* 715 19,055
PROG Holdings, Inc. 1,650 74,349
Regional Management Corp. 494 16,154
Upstart Holdings, Inc.* 2,527 70,579
16,635,450
Consumer Staples Distribution & Retail 1 .2%
Andersons, Inc. (The) 1,599 87,194
Chefs' Warehouse, Inc. (The)* 997 41,465
Costco Wholesale Corp. 22,893 18,818,046
Dollar Tree, Inc.* 68,108 7,106,389
Ingles Markets, Inc., Class A 87 7,051
Performance Food Group Co.* 99,772 6,884,268
PriceSmart, Inc. 1,103 100,737
Sprouts Farmers Market, Inc.* 2,830 282,689
United Natural Foods, Inc.* 794 12,307
Village Super Market, Inc.,
Class A 1,140 36,115
Walmart, Inc. 110,297 7,570,786
Weis Markets, Inc. 225 16,976
40,964,023
Containers & Packaging 0 .5%
Avery Dennison Corp. 62,353 13,520,001
Crown Holdings, Inc. 13,737 1,218,472
Greif, Inc., Class A 405 27,006
Myers Industries, Inc. 866 12,903
O-I Glass, Inc.* 6,303 84,208
Pactiv Evergreen, Inc. 921 12,102
Ranpak Holdings Corp., Class
A* 1,138 8,216
TriMas Corp. 2,243 55,133
14,938,041
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 903 26,575
Weyco Group, Inc. 477 16,605
43,180
Common Stocks
Shares Value ($)
Diversified Consumer Services 0 .0%
†
Adtalem Global Education,
Inc.* 1,564 122,633
American Public Education,
Inc.* 814 16,247
Carriage Services, Inc., Class
A 1,049 33,631
Chegg, Inc.* 498 1,698
Frontdoor, Inc.* 2,549 100,584
Graham Holdings Co., Class B 138 106,929
Laureate Education, Inc. 4,583 71,037
OneSpaWorld Holdings Ltd.* 4,219 67,884
Perdoceo Education Corp. 2,599 64,429
Strategic Education, Inc. 837 88,220
Stride, Inc.* 776 58,960
732,252
Diversified REITs 0 .0%
†
Alexander & Baldwin, Inc. 3,419 67,389
American Assets Trust, Inc. 2,870 76,112
Broadstone Net Lease, Inc. 5,856 101,953
Empire State Realty Trust,
Inc., Class A 4,975 53,581
Essential Properties Realty
Trust, Inc. 5,507 162,952
One Liberty Properties, Inc. 1,579 41,670
503,657
Diversified Telecommunication Services 1 .1%
Anterix, Inc.* 390 15,701
AST SpaceMobile, Inc., Class
A* 3,704 76,599
AT&T, Inc. 1,375,285 26,474,236
ATN International, Inc. 390 11,571
Cogent Communications
Holdings, Inc. 942 66,496
IDT Corp., Class B 1,313 50,196
Liberty Latin America Ltd.,
Class A* 3,532 37,015
Liberty Latin America Ltd.,
Class C* 4,749 50,340
Lumen Technologies, Inc.* 36,576 115,214
Shenandoah
Telecommunications Co. 772 16,436
Verizon Communications, Inc. 282,975 11,466,147
38,379,951
Electric Utilities 1 .2%
ALLETE, Inc. 2,135 137,707
Alliant Energy Corp. 27,475 1,529,259
American Electric Power Co.,
Inc. 27,900 2,737,548
Constellation Energy Corp. 12,754 2,420,709
Duke Energy Corp. 35,590 3,888,919
Entergy Corp.(a) 94,365 10,943,509
FirstEnergy Corp. 46,060 1,930,375
Genie Energy Ltd., Class B 579 9,820
Hawaiian Electric Industries,
Inc. 3,377 55,923
MGE Energy, Inc. 990 86,962
NextEra Energy, Inc. 72,163 5,512,532
Otter Tail Corp. 1,376 133,362
PG&E Corp. 112,323 2,049,895
PNM Resources, Inc. 1,902 79,085

46 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 2,421 114,707
Xcel Energy, Inc. 132,091 7,698,263
39,328,575
Electrical Equipment 1 .1%
American Superconductor
Corp.* 593 14,327
Array Technologies, Inc.* 5,696 59,922
Atkore, Inc. 1,213 163,755
Blink Charging Co.* 4,754 15,641
Bloom Energy Corp., Class A* 5,654 76,555
ChargePoint Holdings, Inc.* 19,695 42,738
Eaton Corp. plc 29,189 8,896,515
EnerSys 1,415 155,551
Enovix Corp.* 5,243 75,552
Fluence Energy, Inc.* 1,412 23,129
Freyr Battery, Inc.* 8,945 16,101
FuelCell Energy, Inc.* 36,195 18,329
GE Vernova, Inc.* 64,462 11,489,707
LSI Industries, Inc. 1,053 17,964
NEXTracker, Inc., Class A* 2,722 133,759
NuScale Power Corp., Class
A* 1,051 10,741
nVent Electric plc 88,379 6,418,967
Plug Power, Inc.* 20,534 50,719
Powell Industries, Inc. 235 43,153
Rockwell Automation, Inc. 32,339 9,011,262
Shoals Technologies Group,
Inc., Class A* 6,377 41,451
Stem, Inc.* 4,302 5,248
SunPower Corp.* 21,848 18,647
Sunrun, Inc.* 7,001 122,728
TPI Composites, Inc.* 3,508 14,944
36,937,405
Electronic Equipment, Instruments & Components 0 .6%
Advanced Energy Industries,
Inc. 967 112,530
Amphenol Corp., Class A 107,028 6,877,619
Arlo Technologies, Inc.* 2,425 36,763
Badger Meter, Inc. 1,026 211,520
Bel Fuse, Inc., Class A 514 48,187
Belden, Inc. 1,616 149,787
Benchmark Electronics, Inc. 1,740 83,294
CDW Corp. 56,264 12,271,741
CTS Corp. 1,426 69,703
Daktronics, Inc.* 1,077 16,133
ePlus, Inc.* 1,181 108,558
Evolv Technologies Holdings,
Inc.* 4,447 15,431
Fabrinet* 1,062 234,235
Insight Enterprises, Inc.* 948 212,826
Itron, Inc.* 1,298 134,265
Knowles Corp.* 716 13,081
Mirion Technologies, Inc.,
Class A* 2,848 30,018
Napco Security Technologies,
Inc. 1,134 63,289
Novanta, Inc.* 1,175 212,886
OSI Systems, Inc.* 253 37,439
Ouster, Inc.* 1,495 19,629
PAR Technology Corp.* 458 23,193
PC Connection, Inc. 866 61,980
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Plexus Corp.* 999 128,042
Rogers Corp.* 587 71,720
Sanmina Corp.* 1,193 89,869
ScanSource, Inc.* 1,228 63,917
TTM Technologies, Inc.* 1,265 24,516
Vishay Intertechnology, Inc. 2,450 59,559
Vishay Precision Group, Inc.* 1,064 36,485
21,518,215
Energy Equipment & Services 0 .2%
Archrock, Inc. 5,027 104,210
Atlas Energy Solutions, Inc.,
Class A 702 14,910
Borr Drilling Ltd. 6,989 47,875
Cactus, Inc., Class A 2,115 133,499
ChampionX Corp. 7,434 254,689
Core Laboratories, Inc. 405 9,918
Diamond Offshore Drilling,
Inc.* 2,287 37,553
DMC Global, Inc.* 1,002 13,527
Dril-Quip, Inc.* 380 6,582
Expro Group Holdings NV* 1,755 40,751
Helix Energy Solutions Group,
Inc.* 3,129 36,922
Helmerich & Payne, Inc. 3,616 146,159
Liberty Energy, Inc., Class A 6,729 162,505
Nabors Industries Ltd.* 478 49,153
Newpark Resources, Inc.* 4,050 33,453
Noble Corp. plc 3,013 142,274
Oceaneering International,
Inc.* 3,484 104,590
Patterson-UTI Energy, Inc. 10,615 116,659
ProPetro Holding Corp.* 5,568 53,397
Ranger Energy Services, Inc.,
Class A 2,726 35,356
RPC, Inc. 4,760 35,557
Schlumberger NV 100,541 4,855,125
Seadrill Ltd.* 1,947 107,104
Select Water Solutions, Inc.,
Class A 6,003 70,955
Solaris Oilfield Infrastructure,
Inc., Class A 3,671 48,274
Tidewater, Inc.* 1,100 108,856
Transocean Ltd.* 16,624 96,253
US Silica Holdings, Inc.* 680 10,533
Valaris Ltd.* 1,334 104,839
6,981,478
Entertainment 0 .8%
AMC Entertainment Holdings,
Inc., Class A* 7,840 41,630
Atlanta Braves Holdings, Inc.,
Class C* 929 40,346
Cinemark Holdings, Inc.* 3,893 91,797
Electronic Arts, Inc. 82,850 12,505,379
IMAX Corp.* 765 16,142
Lions Gate Entertainment
Corp., Class B* 7,441 61,314
LiveOne, Inc.* 9,745 16,567
Madison Square Garden
Entertainment Corp., Class
A* 1,828 72,188
Marcus Corp. (The) 729 9,178

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Entertainment
Netflix, Inc.* 17,027 10,698,915
Playstudios, Inc.* 13,617 29,549
TKO Group Holdings, Inc.,
Class A 23,914 2,614,996
Vivid Seats, Inc., Class A* 2,722 13,283
26,211,284
Financial Services 3 .7%
Alerus Financial Corp. 720 16,164
Apollo Global Management,
Inc. 31,886 3,995,635
AvidXchange Holdings, Inc.* 2,050 18,327
Banco Latinoamericano de
Comercio Exterior SA, Class
E 233 7,533
Berkshire Hathaway, Inc.,
Class B* 42,381 18,584,068
Burford Capital Ltd. 3,317 46,803
Cannae Holdings, Inc. 1,538 30,929
Cass Information Systems,
Inc. 358 15,373
Compass Diversified Holdings 554 13,329
Corpay, Inc.* 28,181 8,223,779
Enact Holdings, Inc. 2,213 75,308
Essent Group Ltd. 4,023 252,805
EVERTEC, Inc. 1,928 66,458
Federal Agricultural Mortgage
Corp., Class C 310 63,928
Fidelity National Information
Services, Inc. 110,059 8,455,833
Fiserv, Inc.* 132,048 21,599,091
Flywire Corp.* 2,745 50,261
HA Sustainable Infrastructure
Capital, Inc. 3,114 102,046
International Money Express,
Inc.* 2,089 46,397
Jackson Financial, Inc., Class
A 2,207 194,348
Marqeta, Inc., Class A* 12,392 66,793
Mastercard, Inc., Class A 80,291 37,231,740
Mr. Cooper Group, Inc.* 1,492 134,101
NCR Atleos Corp.* 1,941 62,403
NMI Holdings, Inc., Class A* 3,698 145,516
Pagseguro Digital Ltd., Class
A* 7,373 94,227
Payoneer Global, Inc.* 6,588 36,432
Paysafe Ltd.* 1,331 27,938
PennyMac Financial Services,
Inc. 806 79,085
Radian Group, Inc. 6,321 234,509
Remitly Global, Inc.* 2,160 28,534
Repay Holdings Corp., Class
A* 3,157 30,370
Sezzle, Inc.* 164 14,343
StoneCo Ltd., Class A* 7,591 99,594
Visa, Inc., Class A(a) 85,061 22,598,156
Walker & Dunlop, Inc. 1,153 123,256
122,865,412
Food Products 0 .7%
B&G Foods, Inc. 4,601 39,661
Beyond Meat, Inc.* 2,471 15,518
Common Stocks
Shares Value ($)
Food Products
Cal-Maine Foods, Inc. 1,668 119,379
Dole plc 3,691 54,811
Fresh Del Monte Produce, Inc. 1,268 31,763
Hain Celestial Group, Inc.
(The)* 3,746 28,994
J & J Snack Foods Corp. 315 53,140
John B Sanfilippo & Son, Inc. 573 60,091
Kraft Heinz Co. (The) 255,838 9,008,056
Lancaster Colony Corp. 661 127,613
Lifeway Foods, Inc.* 1,115 13,748
Mondelez International, Inc.,
Class A 75,742 5,176,966
Nestle SA, ADR 46,216 4,667,354
Simply Good Foods Co. (The)* 41,026 1,391,602
TreeHouse Foods, Inc.* 591 23,805
Utz Brands, Inc. 147,559 2,189,776
Vital Farms, Inc.* 368 13,428
WK Kellogg Co. 3,459 60,878
23,076,583
Gas Utilities 0 .0%
†
Brookfield Infrastructure Corp.,
Class A 3,471 135,022
Chesapeake Utilities Corp. 319 37,652
New Jersey Resources Corp. 3,676 171,853
Northwest Natural Holding Co. 298 11,914
ONE Gas, Inc. 1,275 88,778
Southwest Gas Holdings, Inc. 2,297 170,345
Spire, Inc. 2,049 136,443
752,007
Ground Transportation 1 .2%
ArcBest Corp. 834 105,126
CSX Corp. 98,049 3,441,520
FTAI Infrastructure, Inc. 471 4,856
Hertz Global Holdings, Inc.* 8,054 32,860
Marten Transport Ltd. 741 13,938
Old Dominion Freight Line, Inc. 38,655 8,124,508
RXO, Inc.* 2,893 91,737
Saia, Inc.*(a) 28,385 11,860,672
Uber Technologies, Inc.* 163,172 10,519,699
Union Pacific Corp. 25,946 6,401,657
Universal Logistics Holdings,
Inc. 856 36,834
Werner Enterprises, Inc. 2,364 92,645
40,726,052
Health Care Equipment & Supplies 1 .8%
Align Technology, Inc.* 34,461 7,990,817
AngioDynamics, Inc.* 4,974 38,996
Artivion, Inc.* 1,029 27,937
AtriCure, Inc.* 1,816 39,171
Atrion Corp. 102 46,747
Avanos Medical, Inc.* 1,933 46,237
Axonics, Inc.* 997 68,275
Bioventus, Inc., Class A* 2,370 16,614
Boston Scientific Corp.* 160,541 11,860,769
Cerus Corp.* 6,758 15,273
CONMED Corp. 1,377 95,068
Cooper Cos., Inc. (The) 76,217 7,113,333
Dexcom, Inc.* 39,857 2,703,102
Embecta Corp. 2,602 40,773
Glaukos Corp.* 1,207 141,424

48 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Haemonetics Corp.* 1,304 117,425
ICU Medical, Inc.* 724 91,934
Inari Medical, Inc.* 1,107 51,542
Inmode Ltd.* 2,390 43,307
Inogen, Inc.* 1,638 15,151
Integer Holdings Corp.* 956 113,535
Integra LifeSciences Holdings
Corp.* 2,437 60,462
iRadimed Corp. 773 36,107
iRhythm Technologies, Inc.* 779 67,189
Lantheus Holdings, Inc.* 1,937 203,056
LeMaitre Vascular, Inc. 1,020 88,628
LivaNova plc* 1,882 92,971
Medtronic plc 141,893 11,396,846
Merit Medical Systems, Inc.* 1,369 116,762
Neogen Corp.* 4,611 78,525
Novocure Ltd.* 3,446 78,465
Omnicell, Inc.* 718 20,973
OraSure Technologies, Inc.* 791 3,544
OrthoPediatrics Corp.* 485 14,928
Paragon 28, Inc.* 679 5,289
PROCEPT BioRobotics Corp.* 1,042 65,979
Pulse Biosciences, Inc.* 1,007 15,065
RxSight, Inc.* 925 42,337
Semler Scientific, Inc.* 387 12,829
Silk Road Medical, Inc.* 1,042 28,144
STAAR Surgical Co.* 1,425 58,781
Surmodics, Inc.* 709 29,353
Tactile Systems Technology,
Inc.* 535 6,832
Tandem Diabetes Care, Inc.* 2,191 81,023
TransMedics Group, Inc.* 851 121,063
Treace Medical Concepts,
Inc.* 2,492 18,017
UFP Technologies, Inc.* 280 90,045
Utah Medical Products, Inc. 570 39,672
Zimmer Biomet Holdings, Inc. 145,655 16,218,684
Zimvie, Inc.* 993 20,992
Zynex, Inc.* 1,912 17,208
59,807,199
Health Care Providers & Services 2 .2%
Accolade, Inc.* 2,943 12,066
AdaptHealth Corp., Class A* 4,837 54,948
Addus HomeCare Corp.* 642 77,913
agilon health, Inc.* 9,477 65,297
Alignment Healthcare, Inc.* 1,792 15,662
AMN Healthcare Services,
Inc.* 1,155 78,101
Astrana Health, Inc.* 1,399 73,392
Aveanna Healthcare Holdings,
Inc.* 3,548 14,937
Brookdale Senior Living, Inc.* 3,706 28,647
Cencora, Inc. 43,462 10,338,741
Community Health Systems,
Inc.* 5,809 30,555
CorVel Corp.* 401 123,027
Cross Country Healthcare,
Inc.* 758 13,826
CVS Health Corp. 67,078 4,046,816
Elevance Health, Inc. 17,838 9,490,351
Enhabit, Inc.* 3,097 31,713
Common Stocks
Shares Value ($)
Health Care Providers & Services
Ensign Group, Inc. (The) 1,751 246,453
Guardant Health, Inc.* 3,823 134,302
HCA Healthcare, Inc. 13,992 5,079,796
HealthEquity, Inc.* 2,141 168,026
Hims & Hers Health, Inc.* 5,763 122,406
Humana, Inc. 37,429 13,534,701
Invitae Corp.* 11,005 4
McKesson Corp. 6,377 3,934,737
ModivCare, Inc.* 372 8,489
Molina Healthcare, Inc.* 14,883 5,079,121
National HealthCare Corp. 675 91,908
National Research Corp. 1,027 26,178
NeoGenomics, Inc.* 2,646 46,914
Option Care Health, Inc.* 5,550 164,779
Owens & Minor, Inc.* 3,116 51,165
Patterson Cos., Inc. 1,398 35,299
Pennant Group, Inc. (The)* 217 6,469
PetIQ, Inc., Class A* 1,009 22,077
Privia Health Group, Inc.* 1,996 41,397
Progyny, Inc.* 2,187 61,673
Quest Diagnostics, Inc. 19,132 2,722,484
RadNet, Inc.* 1,466 87,593
Select Medical Holdings Corp. 4,393 174,666
Surgery Partners, Inc.* 2,850 86,526
UnitedHealth Group, Inc. 29,276 16,867,660
US Physical Therapy, Inc. 705 68,738
Viemed Healthcare, Inc.* 1,658 11,954
73,371,507
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 77,136 9,047,281
CareTrust REIT, Inc. 3,203 86,353
Diversified Healthcare Trust 10,720 35,805
LTC Properties, Inc. 897 32,032
National Health Investors, Inc. 1,909 142,908
Sabra Health Care REIT, Inc. 9,357 151,864
Universal Health Realty
Income Trust 448 19,152
9,515,395
Health Care Technology 0 .1%
Definitive Healthcare Corp.,
Class A* 1,632 6,365
Evolent Health, Inc., Class A* 2,516 58,673
Health Catalyst, Inc.* 2,017 14,865
HealthStream, Inc. 1,744 51,814
Phreesia, Inc.* 2,007 50,075
Schrodinger, Inc.* 1,001 22,302
Simulations Plus, Inc. 402 16,418
Teladoc Health, Inc.* 4,476 42,209
Waystar Holding Corp.* 121,167 2,786,841
3,049,562
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 9,030 133,554
Braemar Hotels & Resorts, Inc. 5,716 20,292
DiamondRock Hospitality Co. 5,175 42,590
RLJ Lodging Trust 6,357 60,010
Ryman Hospitality Properties,
Inc. 2,240 225,142
Service Properties Trust 3,614 20,491

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc. 4,788 66,458
568,537
Hotels, Restaurants & Leisure 1 .8%
Accel Entertainment, Inc.,
Class A* 2,090 25,498
Bally's Corp.* 1,443 24,863
BJ's Restaurants, Inc.* 829 26,180
Bloomin' Brands, Inc. 1,515 31,588
Booking Holdings, Inc. 1,622 6,025,746
Brinker International, Inc.* 1,424 95,138
Carnival Corp.* 504,327 8,402,088
Cheesecake Factory, Inc.
(The) 2,325 90,419
Chuy's Holdings, Inc.* 707 26,223
Cracker Barrel Old Country
Store, Inc. 922 42,255
Dave & Buster's
Entertainment, Inc.* 1,599 60,138
Dine Brands Global, Inc. 171 6,129
Domino's Pizza, Inc. 22,478 9,636,319
DraftKings, Inc., Class A* 74,932 2,768,737
El Pollo Loco Holdings, Inc.* 2,590 31,235
Everi Holdings, Inc.* 1,213 15,611
First Watch Restaurant Group,
Inc.* 1,588 25,837
Hilton Grand Vacations, Inc.* 1,899 82,056
International Game
Technology plc 3,222 75,620
Kura Sushi USA, Inc., Class A* 45 2,587
Las Vegas Sands Corp. 134,595 5,339,384
Life Time Group Holdings,
Inc.* 748 15,536
Lindblad Expeditions Holdings,
Inc.* 4,334 37,316
McDonald's Corp. 63,156 16,761,602
Monarch Casino & Resort, Inc. 215 16,830
Papa John's International, Inc. 353 15,613
PlayAGS, Inc.* 2,851 32,644
Red Rock Resorts, Inc., Class
A 1,501 85,557
Rush Street Interactive, Inc.* 3,510 35,135
Sabre Corp.* 14,287 49,004
Shake Shack, Inc., Class A* 1,441 126,261
Six Flags Entertainment Corp. 1,459 69,492
Soho House & Co., Inc., Class
A* 172,120 862,321
Super Group SGHC Ltd. 3,922 15,021
Sweetgreen, Inc., Class A* 3,256 89,475
United Parks & Resorts, Inc.* 1,672 88,031
Xponential Fitness, Inc., Class
A* 1,205 20,690
Yum! Brands, Inc. 73,219 9,725,680
60,879,859
Household Durables 0 .6%
Beazer Homes USA, Inc.* 449 15,118
Cavco Industries, Inc.* 327 135,581
Century Communities, Inc. 1,013 106,071
Dream Finders Homes, Inc.,
Class A* 1,008 31,802
Green Brick Partners, Inc.* 847 61,958
Helen of Troy Ltd.* 96 5,675
Common Stocks
Shares Value ($)
Household Durables
Hovnanian Enterprises, Inc.,
Class A* 338 70,943
Installed Building Products,
Inc. 770 208,170
KB Home 2,799 240,938
La-Z-Boy, Inc. 853 37,651
Lennar Corp., Class A 95,606 16,915,570
LGI Homes, Inc.* 336 38,664
M/I Homes, Inc.* 952 158,822
Meritage Homes Corp. 1,258 255,210
Skyline Champion Corp.* 1,095 89,253
Sonos, Inc.* 771 10,408
Taylor Morrison Home Corp.,
Class A* 3,580 240,146
Toll Brothers, Inc. 7,273 1,037,930
Tri Pointe Homes, Inc.* 3,582 162,086
Worthington Enterprises, Inc. 354 17,668
19,839,664
Household Products 1 .6%
Central Garden & Pet Co.,
Class A* 1,272 43,706
Colgate-Palmolive Co. 187,682 18,616,178
Energizer Holdings, Inc. 2,794 86,027
Oil-Dri Corp. of America 228 14,843
Procter & Gamble Co. (The)(a) 217,106 34,901,961
WD-40 Co. 373 97,580
53,760,295
Independent Power and Renewable Electricity Producers
0 .3%
Montauk Renewables, Inc.* 4,574 27,170
NextEra Energy Partners LP 3,232 82,578
Ormat Technologies, Inc. 1,404 109,006
Sunnova Energy International,
Inc.* 4,448 31,447
Vistra Corp. 119,521 9,468,454
9,718,655
Industrial Conglomerates 0 .7%
3M Co. 89,701 11,441,363
Brookfield Business Corp.,
Class A 938 21,152
Honeywell International, Inc. 59,503 12,183,239
23,645,754
Industrial REITs 0 .3%
Industrial Logistics Properties
Trust 7,874 40,472
Innovative Industrial
Properties, Inc. 1,216 149,337
LXP Industrial Trust 6,128 63,119
Plymouth Industrial REIT, Inc. 1,444 34,541
Prologis, Inc. 84,325 10,629,166
Terreno Realty Corp. 1,935 132,373
11,049,008
Insurance 3 .5%
Allstate Corp. (The) 38,108 6,521,041
Ambac Financial Group, Inc.* 1,121 14,786
American Financial Group, Inc. 71,536 9,368,355
American International Group,
Inc. 176,758 14,004,536
AMERISAFE, Inc. 244 11,585

50 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A 65,676 21,575,223
Arch Capital Group Ltd.* 109,339 10,472,489
Assurant, Inc. 19,132 3,345,613
Baldwin Insurance Group, Inc.
(The), Class A* 1,513 66,179
CNO Financial Group, Inc. 4,511 157,253
Crawford & Co., Class A 1,724 16,878
Employers Holdings, Inc. 1,684 80,849
Enstar Group Ltd.* 427 138,519
F&G Annuities & Life, Inc. 731 31,528
Fidelis Insurance Holdings Ltd. 1,807 32,146
Genworth Financial, Inc.,
Class A* 10,715 72,541
Globe Life, Inc. 110,658 10,262,423
Goosehead Insurance, Inc.,
Class A* 771 69,614
Hamilton Insurance Group
Ltd., Class B* 901 15,704
HCI Group, Inc. 326 30,729
Hippo Holdings, Inc.* 1,714 30,406
Horace Mann Educators Corp. 1,217 42,072
Investors Title Co. 175 37,247
Lemonade, Inc.* 1,204 21,708
Marsh & McLennan Cos., Inc. 55,661 12,388,469
MBIA, Inc. 5,398 23,751
Mercury General Corp. 1,219 72,981
MetLife, Inc. 43,843 3,369,335
Oscar Health, Inc., Class A* 5,024 88,824
Palomar Holdings, Inc.* 477 43,889
Root, Inc., Class A* 270 16,262
Safety Insurance Group, Inc. 188 16,083
Selective Insurance Group,
Inc. 1,515 136,835
SiriusPoint Ltd.* 2,625 37,721
Skyward Specialty Insurance
Group, Inc.* 128 5,065
Stewart Information Services
Corp. 830 58,681
Trupanion, Inc.* 966 35,800
Universal Insurance Holdings,
Inc. 2,033 40,274
Unum Group(a) 408,368 23,493,411
116,246,805
Interactive Media & Services 5 .5%
Alphabet, Inc., Class A 557,605 95,651,562
Alphabet, Inc., Class C 345,714 59,860,379
Bumble, Inc., Class A* 3,401 31,765
Cargurus, Inc., Class A* 3,320 82,402
Cars.com, Inc.* 2,996 61,777
Match Group, Inc.* 66,262 2,527,233
Meta Platforms, Inc., Class A 55,442 26,325,525
Nextdoor Holdings, Inc.* 5,490 15,592
Outbrain, Inc.* 3,266 15,611
Shutterstock, Inc. 866 38,295
Yelp, Inc., Class A* 2,735 99,636
Ziff Davis, Inc.* 1,647 78,858
ZipRecruiter, Inc., Class A* 2,667 24,430
184,813,065
IT Services 1 .2%
Accenture plc, Class A(a) 68,479 22,640,527
Applied Digital Corp.* 4,787 23,265
Common Stocks
Shares Value ($)
IT Services
ASGN, Inc.* 1,699 160,844
Backblaze, Inc., Class A* 2,324 15,385
Core Scientific, Inc.* 3,901 38,035
DigitalOcean Holdings, Inc.* 2,699 89,418
Fastly, Inc., Class A* 1,915 15,511
Gartner, Inc.* 4,040 2,024,808
Hackett Group, Inc. (The) 1,789 48,804
Information Services Group,
Inc. 4,647 16,125
International Business
Machines Corp. 77,296 14,851,653
Perficient, Inc.* 749 56,482
Rackspace Technology, Inc.* 9,256 21,659
Squarespace, Inc., Class A* 1,246 55,061
Tucows, Inc., Class A* 739 18,601
Unisys Corp.* 904 4,303
Wix.com Ltd.* 8,081 1,260,030
41,340,511
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 1,509 109,523
Escalade, Inc. 758 11,279
Latham Group, Inc.* 10,696 38,934
Malibu Boats, Inc., Class A* 680 25,867
Peloton Interactive, Inc., Class
A* 12,825 45,657
Smith & Wesson Brands, Inc. 1,488 24,626
Topgolf Callaway Brands
Corp.* 2,902 47,883
Vista Outdoor, Inc.* 1,187 48,228
351,997
Life Sciences Tools & Services 1 .8%
Adaptive Biotechnologies
Corp.* 972 4,423
Agilent Technologies, Inc. 74,942 10,596,799
Avantor, Inc.* 157,038 4,200,767
BioLife Solutions, Inc.* 909 21,834
ChromaDex Corp.* 5,337 15,958
Codexis, Inc.* 5,495 19,672
CryoPort, Inc.* 975 8,999
Cytek Biosciences, Inc.* 3,731 25,035
Danaher Corp. 59,068 16,366,561
Harvard Bioscience, Inc.* 5,030 16,096
IQVIA Holdings, Inc.* 15,943 3,925,645
Maravai LifeSciences
Holdings, Inc., Class A* 2,077 20,209
Mesa Laboratories, Inc. 466 53,366
Mettler-Toledo International,
Inc.* 5,583 8,491,911
Pacific Biosciences of
California, Inc.* 12,200 25,132
Standard BioTools, Inc.* 7,985 17,886
Thermo Fisher Scientific, Inc. 19,460 11,935,596
West Pharmaceutical
Services, Inc. 12,180 3,729,151
59,475,040
Machinery 2 .7%
3D Systems Corp.* 6,749 24,634
Alamo Group, Inc. 281 54,154
Albany International Corp.,
Class A 864 80,853

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Machinery
Atmus Filtration Technologies,
Inc. 1,658 51,133
Barnes Group, Inc. 416 16,781
Blue Bird Corp.* 504 26,269
Caterpillar, Inc. 67,843 23,487,247
Chart Industries, Inc.* 1,019 164,141
Columbus McKinnon Corp. 738 28,162
Deere & Co. 13,753 5,115,841
Douglas Dynamics, Inc. 293 8,471
Eastern Co. (The) 521 15,338
Enerpac Tool Group Corp.,
Class A 2,461 98,932
Enpro, Inc. 563 96,239
ESCO Technologies, Inc. 637 78,326
Federal Signal Corp. 2,153 215,235
Fortive Corp. 122,456 8,798,464
Franklin Electric Co., Inc. 1,683 179,442
Gorman-Rupp Co. (The) 1,406 58,082
Greenbrier Cos., Inc. (The) 739 37,696
Helios Technologies, Inc. 225 10,339
Hillenbrand, Inc. 1,268 56,084
Hillman Solutions Corp.* 2,640 26,796
Hyliion Holdings Corp.* 3,087 6,853
Hyster-Yale, Inc. 221 18,065
IDEX Corp. 45,111 9,404,741
Illinois Tool Works, Inc. 44,369 10,971,566
Ingersoll Rand, Inc. 60,000 6,024,000
ITT, Inc. 71,433 10,104,912
John Bean Technologies Corp. 603 59,323
Kadant, Inc. 402 141,299
Kennametal, Inc. 3,709 96,953
Lindsay Corp. 259 32,631
Luxfer Holdings plc 1,309 16,939
Miller Industries, Inc. 261 17,732
Mueller Industries, Inc. 4,196 297,664
Mueller Water Products, Inc.,
Class A 5,792 119,779
Nikola Corp.* 1,431 12,850
Parker-Hannifin Corp. 11,351 6,369,727
Proto Labs, Inc.* 540 18,803
REV Group, Inc. 1,114 32,507
Shyft Group, Inc. (The) 674 11,303
SPX Technologies, Inc.* 1,071 158,015
Standex International Corp. 603 112,640
Taylor Devices, Inc.* 297 15,254
Tennant Co. 929 100,044
Terex Corp. 2,336 147,775
Trinity Industries, Inc. 1,536 50,780
Twin Disc, Inc. 1,132 16,323
Wabash National Corp. 2,599 55,853
Watts Water Technologies,
Inc., Class A 1,070 222,046
Xylem, Inc. 59,853 7,990,376
91,355,412
Marine Transportation 0 .0%
†
Costamare, Inc. 2,806 41,585
Golden Ocean Group Ltd. 1,538 19,102
Matson, Inc. 1,129 149,830
Pangaea Logistics Solutions
Ltd. 4,397 31,922
242,439
Common Stocks
Shares Value ($)
Media 0 .0%
†
AMC Networks, Inc., Class A* 2,346 26,111
Cable One, Inc. 245 101,278
Cardlytics, Inc.* 1,132 9,384
EchoStar Corp., Class A* 2,622 52,650
EW Scripps Co. (The), Class
A* 4,715 17,728
Gannett Co., Inc.* 7,351 36,094
iHeartMedia, Inc., Class A* 9,087 16,175
John Wiley & Sons, Inc., Class
A 1,759 83,992
Magnite, Inc.* 2,539 36,917
PubMatic, Inc., Class A* 731 16,053
Scholastic Corp. 1,128 35,340
Sinclair, Inc. 1,736 26,700
TEGNA, Inc. 8,229 131,088
Thryv Holdings, Inc.* 830 16,168
Townsquare Media, Inc., Class
A 3,050 36,844
642,522
Metals & Mining 0 .7%
Agnico Eagle Mines Ltd. 37,466 2,891,251
Alpha Metallurgical Resources,
Inc. 385 113,733
BHP Group Ltd., ADR-AU 30,707 1,705,160
Carpenter Technology Corp. 1,058 154,330
Century Aluminum Co.* 368 5,561
Coeur Mining, Inc.* 12,456 80,839
Commercial Metals Co. 4,498 270,330
Constellium SE, Class A* 5,454 97,136
Freeport-McMoRan, Inc. 111,082 5,044,234
Hecla Mining Co. 19,722 113,993
i-80 Gold Corp.* 13,854 14,547
Ivanhoe Electric, Inc.* 2,324 23,054
Kaiser Aluminum Corp. 775 60,985
Lifezone Metals Ltd.* 1,685 13,295
Materion Corp. 282 33,961
Metallus, Inc.* 1,401 31,410
Novagold Resources, Inc.* 4,771 22,805
Nucor Corp. 11,313 1,843,340
Olympic Steel, Inc. 413 20,931
Piedmont Lithium, Inc.* 1,539 15,421
Radius Recycling, Inc., Class A 1,390 25,187
Ramaco Resources, Inc.,
Class A 1,975 26,860
Ryerson Holding Corp. 852 20,269
SSR Mining, Inc. 9,581 53,366
Steel Dynamics, Inc. 82,215 10,952,682
SunCoke Energy, Inc. 6,277 73,441
Universal Stainless & Alloy
Products, Inc.* 512 19,210
Warrior Met Coal, Inc. 1,421 98,205
Worthington Steel, Inc. 747 29,783
23,855,319
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
AFC Gamma, Inc. 1,166 10,459
Angel Oak Mortgage REIT, Inc. 402 5,065
Apollo Commercial Real
Estate Finance, Inc. 4,079 44,461
Arbor Realty Trust, Inc. 6,973 94,135
Ares Commercial Real Estate
Corp. 3,717 28,732

52 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
ARMOUR Residential REIT,
Inc. 427 8,625
Blackstone Mortgage Trust,
Inc., Class A 5,769 102,977
BrightSpire Capital, Inc., Class
A 5,538 31,733
Chicago Atlantic Real Estate
Finance, Inc. 2,874 45,926
Chimera Investment Corp. 1,936 28,285
Claros Mortgage Trust, Inc. 2,519 23,956
Franklin BSP Realty Trust, Inc. 4,515 62,488
Granite Point Mortgage Trust,
Inc. 10,806 32,202
Ladder Capital Corp., Class A 5,715 68,580
PennyMac Mortgage
Investment Trust 4,534 62,433
Ready Capital Corp. 3,120 28,954
Seven Hills Realty Trust 1,111 14,876
TPG RE Finance Trust, Inc. 4,659 40,720
Two Harbors Investment Corp. 1,355 18,252
752,859
Multi-Utilities 0 .5%
Avista Corp. 2,869 112,407
Black Hills Corp. 2,504 147,861
CenterPoint Energy, Inc. 46,239 1,283,132
Dominion Energy, Inc. 50,220 2,684,761
DTE Energy Co. 14,545 1,753,109
NiSource, Inc. 177,431 5,544,719
Northwestern Energy Group,
Inc. 1,335 71,783
Public Service Enterprise
Group, Inc. 30,292 2,416,393
Sempra 30,292 2,425,178
Unitil Corp. 125 7,660
16,447,003
Office REITs 0 .0%
†
Brandywine Realty Trust 8,604 43,364
COPT Defense Properties 5,021 145,458
Douglas Emmett, Inc. 4,084 65,712
Easterly Government
Properties, Inc., Class A 1,992 27,749
Equity Commonwealth* 2,150 43,795
Hudson Pacific Properties, Inc. 7,715 46,213
JBG SMITH Properties 1,544 25,244
NET Lease Office Properties 1,121 33,081
Orion Office REIT, Inc. 9,123 36,948
Paramount Group, Inc. 4,964 26,011
Peakstone Realty Trust 3,663 49,744
Piedmont Office Realty Trust,
Inc., Class A 7,421 64,192
607,511
Oil, Gas & Consumable Fuels 3 .2%
Ardmore Shipping Corp. 2,703 58,601
Berry Corp. 5,389 36,969
California Resources Corp. 2,804 144,238
Cheniere Energy, Inc. 9,697 1,771,060
Chevron Corp. 58,060 9,316,888
Clean Energy Fuels Corp.* 6,091 17,359
CNX Resources Corp.* 4,948 130,974
Comstock Resources, Inc. 366 3,466
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips 60,000 6,672,000
Crescent Energy Co., Class A 1,043 12,756
CVR Energy, Inc. 1,441 41,213
Delek US Holdings, Inc. 2,426 57,690
DHT Holdings, Inc. 6,792 79,806
Diamondback Energy, Inc. 22,703 4,593,044
Diversified Energy Co. plc
Reg. S 1,040 17,108
Dorian LPG Ltd. 1,549 63,292
DT Midstream, Inc. 7,273 548,093
Energy Fuels, Inc.* 1,180 6,714
EOG Resources, Inc. 38,108 4,832,094
Exxon Mobil Corp. 309,934 36,755,073
FLEX LNG Ltd. 1,336 35,938
Golar LNG Ltd. 2,677 93,427
Green Plains, Inc.* 1,020 18,085
Gulfport Energy Corp.* 241 35,478
International Seaways, Inc. 2,198 123,088
Kinetik Holdings, Inc., Class A 668 27,709
Kosmos Energy Ltd.* 12,123 67,040
Magnolia Oil & Gas Corp.,
Class A 6,917 188,419
Marathon Oil Corp. 332,824 9,335,713
Marathon Petroleum Corp. 64,308 11,383,802
Murphy Oil Corp. 5,156 213,355
Nordic American Tankers Ltd. 3,700 13,801
Northern Oil & Gas, Inc. 1,972 85,171
ONEOK, Inc. 27,900 2,324,907
Par Pacific Holdings, Inc.* 1,665 44,206
PBF Energy, Inc., Class A 3,466 141,239
Phillips 66 80,841 11,760,749
PrimeEnergy Resources
Corp.* 176 20,789
REX American Resources
Corp.* 478 24,287
Riley Exploration Permian, Inc. 501 14,674
Sable Offshore Corp.* 914 15,373
SandRidge Energy, Inc. 1,103 14,990
Scorpio Tankers, Inc. 2,150 164,862
SFL Corp. Ltd. 5,111 60,514
Shell plc, ADR 35,075 2,568,191
SilverBow Resources, Inc.*∞ 374 13,771
Sitio Royalties Corp., Class A 2,077 50,575
SM Energy Co. 3,867 178,655
Talos Energy, Inc.* 2,247 26,604
Targa Resources Corp. 11,313 1,530,423
Teekay Corp.* 4,654 40,350
Teekay Tankers Ltd., Class A 1,083 70,872
Uranium Energy Corp.* 7,847 46,533
VAALCO Energy, Inc. 8,641 61,870
Vitesse Energy, Inc. 1,687 43,795
Williams Cos., Inc. (The) 65,366 2,806,816
World Kinect Corp. 2,002 55,916
108,860,425
Paper & Forest Products 0 .0%
†
Clearwater Paper Corp.* 627 34,780
Sylvamo Corp. 910 67,076
101,856
Passenger Airlines 0 .1%
Allegiant Travel Co. 149 8,354
Delta Air Lines, Inc. 71,743 3,086,384

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Passenger Airlines
Frontier Group Holdings, Inc.* 2,983 11,753
JetBlue Airways Corp.* 7,284 46,691
Joby Aviation, Inc.* 12,744 76,209
SkyWest, Inc.* 1,493 119,350
Spirit Airlines, Inc. 5,321 16,016
Sun Country Airlines Holdings,
Inc.* 1,058 13,860
3,378,617
Personal Care Products 0 .5%
Beauty Health Co. (The)* 11,470 21,220
Edgewell Personal Care Co. 2,174 85,112
Herbalife Ltd.* 3,247 39,873
Inter Parfums, Inc. 243 34,185
Kenvue, Inc. 435,098 8,044,962
Nature's Sunshine Products,
Inc.* 855 14,629
Olaplex Holdings, Inc.* 9,147 19,026
Unilever plc, ADR-UK 149,724 9,193,054
Veru, Inc.* 15,124 14,159
17,466,220
Pharmaceuticals 2 .2%
Amneal Pharmaceuticals, Inc.* 4,656 34,129
Amphastar Pharmaceuticals,
Inc.* 917 39,908
ANI Pharmaceuticals, Inc.* 749 49,224
Aquestive Therapeutics, Inc.* 4,070 15,629
Arvinas, Inc.* 1,631 44,869
AstraZeneca plc, ADR-UK 108,676 8,601,705
Avadel Pharmaceuticals plc* 951 15,539
Axsome Therapeutics, Inc.* 718 62,689
Cassava Sciences, Inc.* 793 17,620
Collegium Pharmaceutical,
Inc.* 1,816 70,043
Corcept Therapeutics, Inc.* 2,848 110,132
Edgewise Therapeutics, Inc.* 1,797 30,603
Eli Lilly & Co. 47,725 38,383,786
Enliven Therapeutics, Inc.* 908 23,953
Esperion Therapeutics, Inc.* 10,721 24,766
EyePoint Pharmaceuticals,
Inc.* 899 8,882
Fulcrum Therapeutics, Inc.* 1,788 16,593
Harmony Biosciences
Holdings, Inc.* 1,852 62,709
Harrow, Inc.* 679 17,505
Innoviva, Inc.* 3,741 70,480
Johnson & Johnson 146,907 23,189,270
Ligand Pharmaceuticals, Inc.* 476 51,879
Longboard Pharmaceuticals,
Inc.* 897 29,816
Merck & Co., Inc. 20,571 2,327,197
Mind Medicine MindMed, Inc.* 2,326 21,539
Neumora Therapeutics, Inc.* 2,710 34,851
Nuvation Bio, Inc.* 5,396 20,667
Ocular Therapeutix, Inc.* 3,516 29,745
Omeros Corp.* 2,927 15,777
Pacira BioSciences, Inc.* 1,320 27,258
Phibro Animal Health Corp.,
Class A 2,321 43,820
Prestige Consumer
Healthcare, Inc.* 2,123 150,330
Revance Therapeutics, Inc.* 4,003 15,131
Common Stocks
Shares Value ($)
Pharmaceuticals
SIGA Technologies, Inc. 3,043 30,369
Supernus Pharmaceuticals,
Inc.* 1,509 44,998
Terns Pharmaceuticals, Inc.* 2,116 16,399
Trevi Therapeutics, Inc.* 4,924 15,658
WaVe Life Sciences Ltd.* 2,402 15,877
Xeris Biopharma Holdings,
Inc.* 6,642 16,472
73,797,817
Professional Services 0 .5%
Alight, Inc., Class A* 9,435 71,423
Barrett Business Services, Inc. 1,982 72,224
CBIZ, Inc.* 1,140 79,116
CRA International, Inc. 383 66,948
CSG Systems International,
Inc. 570 26,699
Equifax, Inc. 11,957 3,340,427
ExlService Holdings, Inc.* 4,516 159,234
Exponent, Inc. 1,341 142,253
First Advantage Corp. 1,664 28,654
Heidrick & Struggles
International, Inc. 895 35,925
Huron Consulting Group, Inc.* 415 45,654
ICF International, Inc. 797 117,239
Innodata, Inc.* 807 15,616
Insperity, Inc. 738 75,807
Jacobs Solutions, Inc. 21,523 3,149,891
Kelly Services, Inc., Class A 2,260 53,178
Kforce, Inc. 997 69,262
Korn Ferry 2,160 159,235
Legalzoom.com, Inc.* 1,747 11,670
Maximus, Inc. 2,058 191,168
NV5 Global, Inc.* 153 15,780
Spire Global, Inc.* 1,361 18,972
TransUnion 52,612 4,748,759
TriNet Group, Inc. 799 83,296
Upwork, Inc.* 1,606 19,465
Verisk Analytics, Inc., Class A 10,363 2,712,515
Verra Mobility Corp., Class A* 5,993 180,569
Willdan Group, Inc.* 485 16,432
WNS Holdings Ltd.* 1,594 94,971
15,802,382
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate, Inc.* 4,818 22,741
Compass, Inc., Class A* 16,879 74,099
Cushman & Wakefield plc* 7,267 95,270
DigitalBridge Group, Inc. 1,999 28,246
eXp World Holdings, Inc. 1,509 21,669
Forestar Group, Inc.* 1,488 47,065
Newmark Group, Inc., Class A 3,855 50,038
Opendoor Technologies, Inc.* 27,299 63,334
RE/MAX Holdings, Inc., Class
A 3,395 32,762
Redfin Corp.* 5,263 42,841
RMR Group, Inc. (The), Class
A 1,917 49,727
St Joe Co. (The) 1,049 64,702
592,494

54 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Residential REITs 0 .5%
American Homes 4 Rent,
Class A 53,333 1,924,788
Apartment Investment and
Management Co., Class A* 5,796 51,352
AvalonBay Communities, Inc. 40,115 8,220,366
BRT Apartments Corp. 867 16,248
Elme Communities 2,921 48,080
Equity LifeStyle Properties,
Inc. 57,395 3,941,889
Equity Residential 20,202 1,406,665
Independence Realty Trust,
Inc. 6,426 119,845
Invitation Homes, Inc. 50,101 1,767,062
NexPoint Residential Trust,
Inc. 1,482 64,748
Veris Residential, Inc. 1,904 29,912
17,590,955
Retail REITs 0 .0%
†
Acadia Realty Trust 1,270 27,483
Alexander's, Inc. 210 50,883
CBL & Associates Properties,
Inc. 2,536 65,353
InvenTrust Properties Corp. 3,162 89,074
Kite Realty Group Trust 5,831 143,792
Macerich Co. (The) 7,682 122,989
Phillips Edison & Co., Inc. 3,099 108,775
Retail Opportunity Investments
Corp. 3,871 57,871
Tanger, Inc. 4,766 137,737
Urban Edge Properties 4,081 82,844
Whitestone REIT 3,967 54,745
941,546
Semiconductors & Semiconductor Equipment 9 .8%
ACM Research, Inc., Class A* 1,857 33,333
Advanced Micro Devices, Inc.* 74,595 10,777,486
Aehr Test Systems* 1,058 19,964
Alpha & Omega
Semiconductor Ltd.* 364 15,070
Ambarella, Inc.* 498 26,215
Analog Devices, Inc. 39,730 9,192,727
Applied Materials, Inc. 127,977 27,156,719
ASML Holding NV
(Registered), ADR-NL 3,189 2,987,136
Axcelis Technologies, Inc.* 1,171 147,956
Broadcom, Inc. 80,897 12,998,530
Cohu, Inc.* 1,833 58,638
Credo Technology Group
Holding Ltd.* 3,631 100,760
Diodes, Inc.* 1,133 88,600
Enphase Energy, Inc.* 87,597 10,083,291
Entegris, Inc. 22,320 2,640,233
FormFactor, Inc.* 2,271 121,635
Ichor Holdings Ltd.* 1,166 39,644
Impinj, Inc.* 514 81,875
indie Semiconductor, Inc.,
Class A* 3,162 18,909
KLA Corp. 16,655 13,708,231
Kulicke & Soffa Industries, Inc. 1,883 88,821
Lam Research Corp. 6,487 5,976,084
Marvell Technology, Inc. 232,801 15,593,011
MaxLinear, Inc., Class A* 1,105 15,625
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
MKS Instruments, Inc. 61,567 7,751,285
NVE Corp. 519 46,347
NVIDIA Corp. 1,494,246 174,856,667
ON Semiconductor Corp.* 25,050 1,960,162
PDF Solutions, Inc.* 329 11,545
Photronics, Inc.* 2,865 72,800
Power Integrations, Inc. 2,132 155,721
QUALCOMM, Inc. 84,325 15,258,609
Rambus, Inc.* 3,541 182,149
Rigetti Computing, Inc.* 15,111 15,564
Semtech Corp.* 2,440 77,397
Silicon Laboratories, Inc.* 837 100,549
SiTime Corp.* 319 45,282
SkyWater Technology, Inc.* 1,458 10,789
SMART Global Holdings, Inc.* 1,656 38,750
Synaptics, Inc.* 863 75,357
Texas Instruments, Inc. 78,766 16,053,298
Ultra Clean Holdings, Inc.* 1,646 71,206
Veeco Instruments, Inc.* 1,431 59,258
328,813,228
Software 10 .3%
8x8, Inc.* 11,985 36,914
A10 Networks, Inc. 4,289 56,143
ACI Worldwide, Inc.* 3,872 167,387
Adeia, Inc. 5,405 63,509
Adobe, Inc.* 30,142 16,627,834
Agilysys, Inc.* 713 79,920
Alarm.com Holdings, Inc.* 1,665 117,466
Alkami Technology, Inc.* 451 14,761
Altair Engineering, Inc., Class
A* 1,680 148,445
American Software, Inc., Class
A 2,903 31,759
Appian Corp., Class A* 704 26,006
AppLovin Corp., Class A* 102,862 7,930,660
Arteris, Inc.* 1,972 16,151
Asana, Inc., Class A* 1,490 21,680
AudioEye, Inc.* 585 14,643
Aurora Innovation, Inc., Class
A* 25,040 100,160
Autodesk, Inc.* 8,769 2,170,503
AvePoint, Inc.* 3,432 37,409
Blackbaud, Inc.* 1,694 134,470
BlackLine, Inc.* 1,299 61,728
Blend Labs, Inc., Class A* 11,394 31,561
Box, Inc., Class A* 5,238 147,293
Braze, Inc., Class A* 748 32,957
C3.ai, Inc., Class A* 1,793 47,963
Cerence, Inc.* 5,743 18,263
Check Point Software
Technologies Ltd.* 19,929 3,655,975
Cipher Mining, Inc.* 4,333 22,662
Cleanspark, Inc.* 6,304 100,864
Clear Secure, Inc., Class A 4,092 87,364
Clearwater Analytics Holdings,
Inc., Class A* 3,106 60,722
CommVault Systems, Inc.* 1,692 258,622
Consensus Cloud Solutions,
Inc.* 1,022 21,769
Crowdstrike Holdings, Inc.,
Class A* 14,595 3,385,456

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Software
Daily Journal Corp.* 34 15,830
Digital Turbine, Inc.* 10,743 25,568
D-Wave Quantum, Inc.* 13,267 13,267
Dynatrace, Inc.* 149,332 6,558,661
eGain Corp.* 4,277 31,008
Envestnet, Inc.* 1,879 116,460
Freshworks, Inc., Class A* 3,542 44,275
Hut 8 Corp.* 2,618 38,328
Intapp, Inc.* 235 8,420
InterDigital, Inc. 1,140 139,946
Intuit, Inc. 42,804 27,709,169
Jamf Holding Corp.* 581 10,638
LiveRamp Holdings, Inc.* 2,979 90,204
Marathon Digital Holdings,
Inc.* 8,485 166,900
Matterport, Inc.* 3,613 16,042
MeridianLink, Inc.* 351 8,294
Microsoft Corp. 496,327 207,638,400
N-able, Inc.* 950 13,243
NCR Voyix Corp.* 2,215 32,671
NextNav, Inc.* 1,959 16,279
ON24, Inc.* 2,358 15,492
OneSpan, Inc.* 1,478 21,874
Oracle Corp. 88,379 12,324,452
Pagaya Technologies Ltd.,
Class A* 2,105 31,322
PagerDuty, Inc.* 1,754 36,711
Porch Group, Inc.* 8,670 17,774
PowerSchool Holdings, Inc.,
Class A* 759 17,123
Progress Software Corp. 1,927 112,537
Q2 Holdings, Inc.* 1,482 99,991
Qualys, Inc.* 1,287 191,943
Rapid7, Inc.* 1,249 49,136
Red Violet, Inc.* 556 14,323
Rekor Systems, Inc.* 8,697 15,829
ReposiTrak, Inc. 1,793 34,264
Riot Platforms, Inc.* 8,630 87,940
Salesforce, Inc. 123,838 32,049,274
Sapiens International Corp.
NV 2,010 78,189
SEMrush Holdings, Inc., Class
A* 1,039 15,315
ServiceNow, Inc.* 14,595 11,886,022
Smartsheet, Inc., Class A* 23,434 1,123,895
SolarWinds Corp. 3,801 45,346
SoundHound AI, Inc., Class A* 9,780 49,780
Sprout Social, Inc., Class A* 587 22,934
SPS Commerce, Inc.* 1,231 265,182
Synopsys, Inc.* 7,174 4,005,388
Tenable Holdings, Inc.* 2,675 122,836
Terawulf, Inc.* 8,346 34,719
Varonis Systems, Inc., Class
B* 3,010 165,941
Verint Systems, Inc.* 2,591 93,639
Vertex, Inc., Class A* 796 31,561
WM Technology, Inc.* 12,180 13,154
Workday, Inc., Class A* 24,641 5,596,464
Workiva, Inc., Class A* 1,071 79,008
Zeta Global Holdings Corp.,
Class A* 4,090 87,608
Common Stocks
Shares Value ($)
Software
Zuora, Inc., Class A* 1,290 11,700
347,271,288
Specialized REITs 0 .4%
Four Corners Property Trust,
Inc. 132,305 3,590,758
Outfront Media, Inc. 5,948 96,476
PotlatchDeltic Corp. 1,506 66,806
Safehold, Inc. 757 17,517
Uniti Group, Inc. 9,130 35,059
VICI Properties, Inc., Class A 310,192 9,696,602
Weyerhaeuser Co. 36,363 1,154,889
14,658,107
Specialty Retail 2 .3%
Aaron's Co., Inc. (The) 1,421 14,210
Abercrombie & Fitch Co.,
Class A* 1,520 224,170
Academy Sports & Outdoors,
Inc. 2,223 120,198
American Eagle Outfitters, Inc. 5,460 120,393
Arhaus, Inc., Class A 1,787 27,145
Asbury Automotive Group,
Inc.* 616 165,839
BARK, Inc.* 7,986 12,378
Beyond, Inc.* 1,504 16,995
Boot Barn Holdings, Inc.* 1,170 156,172
Caleres, Inc. 1,062 40,951
Designer Brands, Inc., Class A 1,133 9,245
EVgo, Inc., Class A* 6,068 23,301
Foot Locker, Inc. 1,915 55,650
Group 1 Automotive, Inc. 438 160,185
GrowGeneration Corp.* 5,324 12,298
Home Depot, Inc. (The) 60,643 22,326,327
J Jill, Inc. 1,046 40,219
Lands' End, Inc.* 1,579 27,932
Leslie's, Inc.* 8,746 25,801
Lowe's Cos., Inc. 56,959 13,984,004
National Vision Holdings, Inc.* 427 6,174
ODP Corp. (The)* 220 9,295
Petco Health & Wellness Co.,
Inc., Class A* 4,482 15,508
RealReal, Inc. (The)* 8,711 32,579
Revolve Group, Inc., Class A* 1,654 32,005
Ross Stores, Inc. 76,244 10,920,428
Sally Beauty Holdings, Inc.* 3,905 44,712
Shoe Carnival, Inc. 761 32,320
Signet Jewelers Ltd. 1,501 126,279
Sleep Number Corp.* 2,140 25,252
Sonic Automotive, Inc., Class
A 520 30,961
Stitch Fix, Inc., Class A* 3,199 15,067
ThredUp, Inc., Class A* 4,358 9,152
Tile Shop Holdings, Inc.* 2,345 16,931
TJX Cos., Inc. (The) 100,541 11,363,144
Ulta Beauty, Inc.* 36,275 13,236,385
Upbound Group, Inc. 1,020 38,485
Urban Outfitters, Inc.* 2,050 94,402
Victoria's Secret & Co.* 1,770 31,417
Warby Parker, Inc., Class A* 203,101 3,345,073
Winmark Corp. 54 21,365
77,010,347

56 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 906,948 201,415,012
CompoSecure, Inc., Class A 2,272 18,517
CPI Card Group, Inc.* 520 15,252
Dell Technologies, Inc., Class
C 71,781 8,160,064
Immersion Corp. 4,581 58,499
IonQ, Inc.* 3,571 29,104
Xerox Holdings Corp. 3,368 36,256
209,732,704
Textiles, Apparel & Luxury Goods 0 .4%
Figs, Inc., Class A* 2,354 15,301
Hanesbrands, Inc.* 13,156 78,147
Kontoor Brands, Inc. 2,010 141,001
NIKE, Inc., Class B 77,838 5,826,953
Oxford Industries, Inc. 283 29,808
PVH Corp. 74,247 7,572,452
Rocky Brands, Inc. 539 18,477
Steven Madden Ltd. 3,027 137,244
Superior Group of Cos., Inc. 752 14,980
13,834,363
Tobacco 0 .0%
†
Turning Point Brands, Inc. 1,160 43,755
Vector Group Ltd. 5,737 73,319
117,074
Trading Companies & Distributors 0 .5%
Applied Industrial
Technologies, Inc. 1,331 290,411
Beacon Roofing Supply, Inc.* 2,049 210,637
BlueLinx Holdings, Inc.* 415 50,045
Boise Cascade Co. 1,544 219,387
DNOW, Inc.* 2,726 41,871
DXP Enterprises, Inc.* 812 44,465
Fastenal Co. 145,065 10,263,349
FTAI Aviation Ltd. 2,223 247,753
GATX Corp. 770 107,415
Global Industrial Co. 1,208 42,135
GMS, Inc.* 1,789 172,156
H&E Equipment Services, Inc. 690 36,087
Herc Holdings, Inc. 903 140,724
Karat Packaging, Inc. 802 23,956
McGrath RentCorp 464 50,961
MRC Global, Inc.* 2,498 36,171
Rush Enterprises, Inc., Class A 1,536 78,351
United Rentals, Inc. 6,654 5,037,743
Willis Lease Finance Corp. 202 17,429
17,111,046
Water Utilities 0 .0%
†
American States Water Co. 792 65,364
Cadiz, Inc.* 5,119 19,043
California Water Service
Group 1,479 79,067
Consolidated Water Co. Ltd. 774 22,492
Middlesex Water Co. 837 55,644
SJW Group 514 31,154
York Water Co. (The) 979 40,442
313,206
Wireless Telecommunication Services 0 .4%
Gogo, Inc.* 1,499 13,611
Spok Holdings, Inc. 1,185 18,166
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 2,534 53,721
Tingo Group, Inc.* 1,247 21
T-Mobile US, Inc. 63,244 11,528,116
11,613,635
Total Common Stocks
(cost $3,033,506,279) 3,229,107,899
Exchange Traded Funds 3 .0%
Equity Funds  3.0%
iShares Russell 1000 ETF 36,843 11,122,902
iShares Russell 2000 ETF 400,024 89,549,372
100,672,274
Total Exchange Traded Funds
(cost $90,313,836) 100,672,274
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*∞ 457 0
0
Total Rights
(cost $0) 0
Repurchase Agreements 1 .4%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,368,952,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$4,456,332.(b) 4,368,304 4,368,304
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $15,002,217,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$15,302,261.(b) 15,000,000 15,000,000

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 57
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,742,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$5,100,001.(b) 5,000,000 5,000,000
Santander US Capital
Markets,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $6,000,890,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$6,120,908.(b) 6,000,000 6,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $18,002,665,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $18,360,011.
(b) 18,000,000 18,000,000
Total Repurchase Agreements
(cost $48,368,304) 48,368,304
Total Investments
(cost $3,172,188,419) — 100.5% 3,378,148,477
Liabilities in excess of other assets — (0.5)% (15,862,031)
NET ASSETS — 100.0%
$ 3,362,286,446
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $51,517,987, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $48,368,304 and by $3,947,565 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
9/5/2024 – 2/15/2054, a total value of $52,315,869.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $48,368,304.
ADR American Depositary Receipt
AU Australian Dollar
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom

58 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2024 (Unaudited) - Statement of Investments - 59
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 33,011,871 $ – $ – $ 33,011,871
Air Freight & Logistics 15,828,752 – – 15,828,752
Automobile Components 7,399,805 – – 7,399,805
Automobiles 30,044,025 – – 30,044,025
Banks 142,762,589 – – 142,762,589
Beverages 29,329,776 – – 29,329,776
Biotechnology 103,526,015 – – 103,526,015
Broadline Retail 105,857,456 – – 105,857,456
Building Products 33,800,678 – – 33,800,678
Capital Markets 75,472,630 – – 75,472,630
Chemicals 60,037,219 – – 60,037,219
Commercial Services & Supplies 7,291,374 – – 7,291,374
Communications Equipment 29,025,703 – – 29,025,703
Construction & Engineering 1,173,080 – – 1,173,080
Construction Materials 3,610,133 – – 3,610,133
Consumer Finance 16,635,450 – – 16,635,450
Consumer Staples Distribution & Retail 40,964,023 – – 40,964,023
Containers & Packaging 14,938,041 – – 14,938,041
Distributors 43,180 – – 43,180
Diversified Consumer Services 732,252 – – 732,252
Diversified REITs 503,657 – – 503,657
Diversified Telecommunication Services 38,379,951 – – 38,379,951
Electric Utilities 39,328,575 – – 39,328,575
Electrical Equipment 36,937,405 – – 36,937,405
Electronic Equipment, Instruments &
Components 21,518,215 – – 21,518,215
Energy Equipment & Services 6,981,478 – – 6,981,478
Entertainment 26,211,284 – – 26,211,284
Financial Services 122,865,412 – – 122,865,412
Food Products 23,076,583 – – 23,076,583
Gas Utilities 752,007 – – 752,007
Ground Transportation 40,726,052 – – 40,726,052
Health Care Equipment & Supplies 59,807,199 – – 59,807,199
Health Care Providers & Services 73,371,507 – – 73,371,507
Health Care REITs 9,515,395 – – 9,515,395
Health Care Technology 3,049,562 – – 3,049,562
Hotel & Resort REITs 568,537 – – 568,537
Hotels, Restaurants & Leisure 60,879,859 – – 60,879,859
Household Durables 19,839,664 – – 19,839,664
Household Products 53,760,295 – – 53,760,295
Independent Power and Renewable
Electricity Producers 9,718,655 – – 9,718,655
Industrial Conglomerates 23,645,754 – – 23,645,754
Industrial REITs 11,049,008 – – 11,049,008
Insurance 116,246,805 – – 116,246,805
Interactive Media & Services 184,813,065 – – 184,813,065
IT Services 41,340,511 – – 41,340,511
Leisure Products 351,997 – – 351,997
Life Sciences Tools & Services 59,475,040 – – 59,475,040
Machinery 91,355,412 – – 91,355,412
Marine Transportation 242,439 – – 242,439
Media 642,522 – – 642,522
Metals & Mining 23,855,319 – – 23,855,319
Mortgage Real Estate Investment Trusts
(REITs) 752,859 – – 752,859
Multi-Utilities 16,447,003 – – 16,447,003
Office REITs 607,511 – – 607,511
Oil, Gas & Consumable Fuels 108,846,654 13,771 – 108,860,425
Paper & Forest Products 101,856 – – 101,856

60 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Passenger Airlines 3,378,617 $ – $ – $ 3,378,617
Personal Care Products 17,466,220 – – 17,466,220
Pharmaceuticals 73,797,817 – – 73,797,817
Professional Services 15,802,382 – – 15,802,382
Real Estate Management & Development 592,494 – – 592,494
Residential REITs 17,590,955 – – 17,590,955
Retail REITs 941,546 – – 941,546
Semiconductors & Semiconductor
Equipment 328,813,228 – – 328,813,228
Software 347,271,288 – – 347,271,288
Specialized REITs 14,658,107 – – 14,658,107
Specialty Retail 77,010,347 – – 77,010,347
Technology Hardware, Storage &
Peripherals 209,732,704 – – 209,732,704
Textiles, Apparel & Luxury Goods 13,834,363 – – 13,834,363
Tobacco 117,074 – – 117,074
Trading Companies & Distributors 17,111,046 – – 17,111,046
Water Utilities 313,206 – – 313,206
Wireless Telecommunication Services 11,613,635 – – 11,613,635
Total Common Stocks $ 3,229,094,128 $ 13,771 $ – $ 3,229,107,899
Exchange Traded Funds 100,672,274 – – 100,672,274
Repurchase Agreements – 48,368,304 – 48,368,304
Rights   – – – –
Total $ 3,329,766,402 $ 48,382,075 $ – $ 3,378,148,477
As of July 31, 2024, the fund held two rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 15.7%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 2.8%
Financial Services 1.7%
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2022-FL2, Class
A, 7.18%, 5/15/2037(a)
(b) 2,938,444 2,934,895
AREIT Ltd., Series 2024-
CRE9, Class A, 7.02%,
5/17/2041(a)(b) 1,490,000 1,487,201
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 6.89%,
1/17/2037(a)(b) 1,624,542 1,618,506
TRTX Issuer Ltd., Series
2022-FL5, Class A,
6.98%, 2/15/2039(a)(b) 2,270,351 2,247,229
8,287,831
Other 1.1%
ACREC Ltd., Series 2021-
FL1, Class A, 6.60%,
10/16/2036(a)(b) 1,659,687 1,646,852
FS Rialto, Series 2021-
FL3, Class A, 6.69%,
11/16/2036(a)(b) 2,288,488 2,274,982
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
6.44%, 9/17/2036(a)(b) 646,710 640,925
MF1 Ltd., Series 2022-
FL8, Class A, 6.69%,
2/19/2037(a)(b) 1,443,308 1,428,619
5,991,378
14,279,209
UNITED STATES 12.9%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 123,000 114,357
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 1,059,846 948,139
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 89,948 88,756
1,151,252
Automobiles 3.0%
American Credit
Acceptance Receivables
Trust, Series 2023-
4, Class C, 6.99%,
9/12/2030(b) 2,110,000 2,158,120
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 627,581
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,451,294
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 279,686
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 229,587
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,109,474
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 765,037
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 541,092
Octane Receivables Trust,
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,570,861
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,061,642
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 1,240,000 1,287,013
Santander Drive Auto
Receivables Trust,
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 836,286
Tricolor Auto Securitization
Trust, Series 2021-
1A, Class F, 5.08%,
5/15/2028(b) 2,250,000 2,247,454
15,165,127
Consumer Finance 0.2%
Santander Drive Auto
Receivables Trust,
Series 2024-2, Class D,
6.28%, 8/15/2031 1,180,000 1,213,061
Equipment Loans & Leases 0.4%
NMEF Funding LLC
Series 2021-A, Class D,
5.78%, 12/15/2027(b) 500,000 498,427
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 1,300,000 1,307,970
Financial Services 6.5%
Ally Bank Auto Credit-
Linked Notes, Series
2024-A, Class E, 7.92%,
5/17/2032(b) 514,673 520,011
Arbor Realty Commercial
Real Estate Notes Ltd.

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
Series 2021-FL4, Class
A, 6.79%, 11/15/2036(a)
(b) 424,651 421,562
Series 2021-FL4, Class
B, 7.44%, 11/15/2036(a)
(b) 920,000 899,426
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,435,463
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 8.10%,
6/25/2047(a)(b) 896,491 906,104
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,146,799
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,510,929
Exeter Automobile
Receivables Trust,
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 2,230,000 2,236,854
FIGRE Trust, Series 2024-
HE3, Class A, 5.94%,
7/25/2054(a)(b) 2,520,000 2,539,444
FS Rialto Issuer LLC,
Series 2022-FL4, Class
A, 7.24%, 1/19/2039(a)
(b) 1,602,631 1,601,062
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 1,360,000 1,296,627
Series 2024-2A, Class
D, 6.19%, 2/15/2030(b) 1,530,000 1,562,840
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,487,227
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
10.59%, 5/20/2032(a)(b) 446,402 448,724
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A,
7.99%, 11/15/2027(a)(b) 2,550,000 2,557,020
Octane Receivables Trust,
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,325,806
Ready Capital Mortgage
Financing LLC
Series 2021-FL7, Class
B, 7.26%, 11/25/2036(a)
(b) 1,150,000 1,135,273
Series 2023-FL11, Class
B, 8.88%, 10/25/2039(a)
(b) 1,440,000 1,441,709
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
Santander Bank Auto
Credit-Linked Notes,
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 1,360,000 1,374,283
SCF Equipment Leasing
LLC, Series 2022-
1A, Class E, 5.26%,
7/20/2032(b) 1,600,000 1,541,949
Switch ABS Issuer LLC,
Series 2024-1A, Class
A2, 6.28%, 3/25/2054(b) 550,000 559,198
Vista Point Securitization
Trust, Series 2024-
CES1, Class A1, 6.68%,
5/25/2054(b)(c) 1,661,111 1,674,826
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,341,733
32,964,869
Home Equity 1.0%
FIGRE Trust, Series 2023-
HE3, Class A, 6.44%,
11/25/2053(a)(b) 1,222,504 1,250,682
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 2,524,127 2,582,246
Towd Point HE Trust,
Series 2021-HE1, Class
M1, 1.50%, 2/25/2063(a)
(b) 1,124,067 1,086,477
4,919,405
Other 1.6%
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL1, Class
A, 6.41%, 12/15/2035(a)
(b) 793,944 789,825
Series 2022-FL1, Class
A, 6.79%, 1/15/2037(a)
(b) 2,130,000 2,106,688
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 705,977
Pagaya AI Debt Trust
Series 2023-3, Class A,
7.60%, 12/16/2030(b) 922,349 927,553
Series 2023-5, Class A,
7.18%, 4/15/2031(b) 409,135 409,911
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 926,290
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 734,171

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 350,542
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 553,847
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 352,026
7,856,830
65,076,941
Total Asset-Backed Securities
(cost  $78,927,371) 79,356,150
Collateralized Mortgage Obligations 12.9%
BERMUDA 1.3%
Bellemeade Re Ltd.,
Series 2021-3A,
Class B1, 9.20%,
9/25/2031(a)(b) 1,030,000 1,029,989
Eagle RE Ltd., Series
2021-2, Class M2,
9.60%, 4/25/2034(a)(b) 1,370,000 1,427,554
Home RE Ltd., Series
2023-1, Class M1B,
9.95%, 10/25/2033(a)(b) 510,000 533,103
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.75%,
4/25/2034(a)(b) 700,000 716,997
Radnor RE Ltd.
Series 2023-1,
Class M1A, 8.05%,
7/25/2033(a)(b) 1,270,000 1,285,830
Series 2023-1,
Class M1B, 9.70%,
7/25/2033(a)(b) 330,000 344,605
Series 2021-1,
Class M2, 8.50%,
12/27/2033(a)(b) 1,230,000 1,248,511
6,586,589
0
UNITED STATES 11.6%
A&D Mortgage Trust,
Series 2023-NQM4,
Class B1, 8.10%,
9/25/2068(a)(b) 1,570,000 1,573,603
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,402,328
COLT Mortgage Loan
Trust, Series 2024-
4, Class B1, 7.88%,
7/25/2069(a)(b) 1,080,000 1,083,631
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 8.46%,
1/25/2040(a)(b) 2,445,000 2,516,431
Series 2021-R01,
Class 1B2, 11.35%,
10/25/2041(a)(b) 2,141,143 2,261,582
Series 2021-R03,
Class 1B2, 10.85%,
12/25/2041(a)(b) 700,000 732,816
Series 2022-R02,
Class 2M2, 8.35%,
1/25/2042(a)(b) 330,000 339,683
Series 2023-R03,
Class 2M1, 7.85%,
4/25/2043(a)(b) 954,282 974,127
Series 2023-R06,
Class 1M1, 7.05%,
7/25/2043(a)(b) 516,007 519,442
Series 2024-R02,
Class 1B1, 7.85%,
2/25/2044(a)(b) 1,720,000 1,757,449
Series 2024-R03,
Class 2M2, 7.30%,
3/25/2044(a)(b) 1,090,000 1,098,741
Series 2024-R04,
Class 1A1, 6.35%,
5/25/2044(a)(b) 2,167,991 2,170,686
Series 2024-R05,
Class 2M2, 7.04%,
7/25/2044(a)(b) 1,410,000 1,411,762
Series 2024-R05,
Class 2B1, 7.34%,
7/25/2044(a)(b) 1,260,000 1,260,197
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 1,020,000 986,671
Eagle RE Ltd., Series
2023-1, Class M1B,
9.30%, 9/26/2033(a)(b) 2,060,000 2,136,373
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 299,509 218,067
FHLMC REMIC
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 4,377 40
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 92,015 2,679
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 244,758 7,607
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 7,243 92
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 7.85%,
1/25/2042(a)(b) 180,000 183,691
Series 2023-DNA1,
Class M1A, 7.45%,
3/25/2043(a)(b) 1,710,399 1,745,462

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2023-DNA2,
Class M1A, 7.45%,
4/25/2043(a)(b) 1,819,295 1,858,775
Series 2020-HQA5,
Class B2, 12.75%,
11/25/2050(a)(b) 630,000 764,181
Series 2020-DNA6,
Class B2, 11.00%,
12/25/2050(a)(b) 790,000 899,210
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 10.26%,
9/25/2047(a)(b) 2,500,000 2,663,812
Series 2019-FTR4,
Class B2, 10.46%,
11/25/2047(a)(b) 1,280,000 1,373,450
Series 2018-HQA2,
Class B2, 16.46%,
10/25/2048(a)(b) 1,090,000 1,377,988
Series 2019-DNA3,
Class B2, 13.61%,
7/25/2049(a)(b) 720,000 825,255
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 41,088,884 460,886
FNMA REMIC
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 105,914 2,909
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 120,366 3,875
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 119,920 3,368
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 23,581 774
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 530,000 450,172
GNMA REMIC
Series 2013-84,
Class SC, IO, 1.16%,
3/16/2040(a) 35,524 2,083
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 49,934 4,329
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 89,997 14,758
Series 2016-5, Class
CS, IO, 0.69%,
1/20/2046(a) 94,413 9,263
Series 2016-20,
Class SB, IO, 0.64%,
2/20/2046(a) 90,683 8,903
Series 2016-17,
Class JS, IO, 0.64%,
2/20/2046(a) 75,170 7,596
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMIC
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 53,261 10,088
Series 2016-88,
Class SM, IO, 0.64%,
7/20/2046(a) 97,667 12,662
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 94,900 18,762
Series 2016-118,
Class DS, IO, 0.64%,
9/20/2046(a) 115,291 16,610
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 57,994 9,861
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,056,378 178,694
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 362,652 61,543
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 160,556
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 15,211,108 189,544
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 28,342,389 178,203
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 25,449,724 160,132
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,873,263
Ready Capital Mortgage
Financing LLC, Series
2022-FL8, Class A,
7.00%, 1/25/2037(a)(b) 1,906,201 1,898,085
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 2,450,000 2,470,108
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 2,390,000 2,419,574
STACR Trust, Series
2018-HRP2, Class B2,
15.96%, 2/25/2047(a)(b) 1,380,000 1,711,896
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,664,877

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 5
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Saluda Grade Alternative
Mortgage Trust
Triangle Re Ltd., Series
2023-1, Class M1B,
10.60%, 11/25/2033(a)
(b) 1,640,000 1,756,384
Verus Securitization Trust
Series 2023-4, Class
B1, 8.16%, 5/25/2068(a)
(b) 2,530,000 2,539,600
Series 2023-5, Class
B2, 8.11%, 6/25/2068(a)
(b) 910,000 899,422
Series 2023-6, Class
B1, 7.82%, 9/25/2068(a)
(b) 1,529,000 1,542,979
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,163,647
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(b) 350,000 320,135
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,247,629
58,619,001
0
Total Collateralized Mortgage Obligations
(cost $62,770,310) 65,205,590
Commercial Mortgage-Backed Securities 4.0%
UNITED STATES 4.0%
BAMLL Commercial
Mortgage Securities
Trust , Series 2024-
NASH, Class B, 8.08%,
5/15/2039(a)(b) 2,130,000 2,114,122
BX Trust , Series 2021-
ARIA, Class D, 7.34%,
10/15/2036(a)(b) 1,100,000 1,078,701
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.46%,
10/10/2048(a) 1,350,000 1,093,726
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.55%, 11/15/2048(a) 250,000 230,423
FHLMC Multifamily
Structured Credit Risk
REMIC
Series 2021-MN1, Class
M2, 9.10%, 1/25/2051(a)
(b) 700,000 711,408
Series 2021-MN3,
Class M2, 9.35%,
11/25/2051(a)(b) 815,000 824,264
GS Mortgage Securities
Corp. Trust
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-IP, Class D,
7.54%, 10/15/2036(a)(b) 350,000 340,235
Series 2021-IP, Class E,
8.99%, 10/15/2036(a)(b) 150,000 148,500
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 986,070
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
8.52%, 5/15/2037(a)(b) 540,000 537,975
HTL Commercial Mortgage
Trust
Series 2024-T53, Class
C, 7.09%, 5/10/2039(a)
(b) 1,030,000 1,042,655
Series 2024-T53, Class
D, 8.20%, 5/10/2039(a)
(b) 2,190,000 2,229,576
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,618,121
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 1,977,407
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 307,872
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.71%,
10/25/2049(a)(b) 885,545 886,902
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,544,473
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 721,411
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 708,298
Total Commercial Mortgage-Backed
Securities
(cost $20,776,575)
20,102,139

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds 59.6%
Principal
Amount ($) Value ($)
AUSTRALIA 0.4%
Banks 0.4%
Australia & New Zealand
Banking Group Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.62%), 5.73%,
9/18/2034(b)(d) 1,885,000 1,914,663
BERMUDA 5.8%
Financial Services 3.5%
Alamo Re Ltd.
Series A, (T-BILL 1MO
+ 7.52%), 12.79%,
6/7/2025(b)(d) 500,000 492,500
Series A, (T-BILL 1MO
+ 8.39%), 13.66%,
6/7/2026(b)(d) 500,000 500,500
Series A, (T-BILL 1MO
+ 6.00%), 6.00%,
6/7/2027(b)(d) 500,000 506,005
Alamo Re Ltd., Series B,
(T-BILL 1MO + 7.75%),
13.02%, 6/7/2027(b)(d) 250,000 250,723
Aquila Re I Ltd.
Series A-1, (3 Month
Treasury Bill Rate
+ 5.65%), 11.00%,
6/8/2026(b)(d) 250,000 250,850
Series A-1, (3 Month
Treasury Bill Rate
+ 5.50%), 10.77%,
6/7/2027(b)(d) 250,000 247,100
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.18%),
14.53%, 6/8/2026(b)(d) 250,000 256,250
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.04%), 7.30%,
7/7/2025(b)(d) 250,000 245,900
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 8.42%), 13.68%,
4/28/2026(b)(d) 1,000,000 1,010,000
Series A, (T-BILL 1MO
+ 8.00%), 13.27%,
4/5/2027(b)(d) 500,000 500,575
Citrus Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.59%), 11.92%,
6/7/2026(b)(d) 250,000 252,725
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 14.51%,
6/7/2027(b)(d) 250,000 246,775
Easton Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 12.79%,
1/8/2027(b)(d) 500,000 489,250
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.46%), 11.74%,
1/7/2026(b)(d) 250,000 254,475
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 5.78%,
1/7/2027(b)(d) 250,000 247,950
Four Lakes Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 9.50%), 14.78%,
1/7/2027(b)(d) 250,000 254,100
Herbie Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.00%), 11.28%,
1/7/2028(b)(d) 500,000 449,100
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.00%), 14.28%,
1/8/2028(b)(d) 250,000 219,900
High Point Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 11.01%,
1/6/2027(b)(d) 250,000 250,550
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 15.78%,
4/8/2026(b)(d) 250,000 254,925
Kilimanjaro II Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 6.25%), 11.53%,
6/30/2028(b)(d) 500,000 504,100
Kilimanjaro II Re Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.25%), 12.53%,
6/30/2028(b)(d) 500,000 504,800
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.78%), 10.05%,
4/9/2026(b)(d) 500,000 497,100
Matterhorn Re Ltd., Series
2022, (SOFR + 5.25%),
10.61%, 3/24/2025(b)(d) 750,000 728,025
Mayflower Re Ltd.,
Series B, (T-BILL 1MO
+ 6.02%), 11.07%,
7/8/2026(b)(d) 500,000 507,550
Mayflower Re Ltd., Series
A, (T-BILL 1MO +
4.50%, 1.56% Cap,
0.56% Floor), 4.50%,
7/8/2027(b)(d) 500,000 500,200
Mona Lisa Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 7.00%), 12.26%,
7/8/2025(b)(d) 500,000 482,650

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.78%, 1/8/2026(b)(d) 250,000 256,525
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.69%),
16.98%, 1/8/2025(b)(d) 250,000 239,925
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.17%), 14.44%,
1/8/2026(b)(d) 250,000 255,750
Series A, (3 Month
Treasury Bill Rate +
12.00%), 17.28%,
1/8/2027(b)(d) 750,000 751,800
Palm RE Ltd., Series A,
(T-BILL 1MO + 9.50%),
14.77%, 6/7/2027(b)(d) 250,000 248,400
Ramble Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 11.52%,
3/5/2027(b)(d) 500,000 475,950
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.41%), 8.77%,
4/7/2026(b)(d) 500,000 482,800
Series A, (3 Month
Treasury Bill Rate
+ 8.14%), 13.50%,
6/5/2026(b)(d) 500,000 512,950
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 11.03%,
4/7/2028(b)(d) 1,250,000 1,272,500
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.55%), 10.92%,
4/7/2027(b)(d) 250,000 251,300
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.05%), 10.31%,
1/8/2026(b)(d) 400,000 383,960
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.76%,
12/6/2025(b)(d) 250,000 253,250
Ursa Re Ltd., Series E,
(3 Month Treasury Bill
Rate + 9.25%), 14.51%,
12/7/2026(b)(d) 250,000 256,200
Veraison Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.75%), 10.03%,
3/8/2027(b)(d) 500,000 503,250
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Winston RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 10.25%),
15.65%, 2/26/2027(b)(d) 250,000 251,000
Winston RE Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.75%),
17.01%, 2/26/2027(b)(d) 250,000 249,812
17,549,950
Insurance 2.2%
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.51%,
1/8/2027(b)(d) 250,000 247,500
Blue Ridge Re Ltd.,
Series B, (T-BILL 1MO
+ 8.00%), 13.26%,
1/8/2027(b)(d) 250,000 250,853
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.62%),
11.16%, 3/16/2025(b)(d) 250,000 229,477
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.45%), 13.63%,
1/8/2026(b)(d) 250,000 252,000
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.52%), 9.00%,
4/7/2026(b)(d) 250,000 252,150
FloodSmart Re Ltd.
Series A, (T-BILL 1MO
+ 17.15%), 22.43%,
3/11/2026(b)(d) 500,000 494,420
Series A, (3 Month
Treasury Bill Rate +
14.00%), 19.26%,
3/12/2027(b)(d) 1,000,000 996,000
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.86%),
18.12%, 6/6/2025(b)(d) 750,000 754,447
Integrity Re Ltd., Series B,
(T-BILL 1MO + 13.25%),
18.51%, 6/8/2026(b)(d) 250,000 246,148
Kendall Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 0.50%,
4/30/2027(b)(d) 500,000 510,000
Kendall Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.75%), 13.01%,
4/30/2027(b)(d) 250,000 246,050
Marlon Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 12.28%,
6/7/2027(b)(d) 250,000 249,750

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Merna Reinsurance II
Ltd., Series CAT, (3
Month Treasury Bill
Rate + 3.85%), 9.13%,
4/7/2025(b)(d) 500,000 505,000
Merna Reinsurance II
Ltd., Series 3, (3 Month
Treasury Bill Rate
+ 7.53%), 12.81%,
7/7/2025(b)(d) 500,000 492,250
Merna Reinsurance II Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 13.02%,
7/7/2026(b)(d) 250,000 254,375
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 12.51%,
7/7/2027(b)(d) 250,000 247,529
Merna Reinsurance II Ltd.
Series B, (3 Month
Treasury Bill Rate +
10.25%), 15.52%,
7/7/2026(b)(d) 250,000 251,775
Series B, (3 Month
Treasury Bill Rate
+ 8.75%), 14.01%,
7/7/2027(b)(d) 250,000 248,065
Merna Reinsurance II
Ltd., Series C, (3 Month
Treasury Bill Rate
+ 8.50%), 13.76%,
7/7/2027(b)(d) 500,000 496,123
MetroCat Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 5.75%,
5/8/2026(b)(d) 750,000 749,175
Purple Re Ltd.
Series A, (T-BILL 1MO
+ 10.50%), 15.78%,
6/5/2026(b)(d) 250,000 249,850
Series A, (T-BILL 1MO
+ 9.00%), 14.33%,
6/7/2027(b)(d) 500,000 494,500
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.52%), 10.88%,
6/8/2026(b)(d) 500,000 503,900
Sutter Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 6.75%), 12.03%,
6/19/2026(b)(d) 250,000 257,250
Titania Re Ltd., Series A,
(T-BILL 1MO + 12.53%),
17.81%, 2/27/2026(b)(d) 250,000 256,950
Torrey Pines Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 5.22%), 10.48%,
6/5/2026(b)(d) 250,000 253,150
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (T-BILL 1MO
+ 6.00%), 11.37%,
6/7/2027(b)(d) 250,000 254,225
Torrey Pines Re Ltd.,
Series B, (T-BILL 1MO
+ 7.25%), 12.62%,
6/7/2027(b)(d) 250,000 255,750
10,498,662
Metals & Mining 0.1%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 12.26%,
1/8/2026(b)(d) 250,000 251,100
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 12.28%,
1/7/2028(b)(d) 500,000 504,150
755,250
28,803,862
BRAZIL 0.5%
Electric Utilities 0.1%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b)(e) 995,000 484,316
Food Products 0.2%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 1,017,754
Oil, Gas & Consumable Fuels 0.2%
MC Brazil Downstream
Trading Sarl , 7.25%,
6/30/2031(b) 1,010,658 935,279
2,437,349
CAMEROON 0.1%
Oil, Gas & Consumable Fuels 0.1%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 344,325
CANADA 1.8%
Banks 0.5%
Federation des Caisses
Desjardins du Quebec
5.70%, 3/14/2028(b)(f) 705,000 723,179
5.25%, 4/26/2029(b)(f) 1,730,000 1,756,365
2,479,544
Commercial Services & Supplies 0.6%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,520,400
6.32%, 12/4/2028(b) 1,605,000 1,683,811
3,204,211
Multi-Utilities 0.2%
Algonquin Power & Utilities
Corp.
5.37%, 6/15/2026(c) 290,000 290,707

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Multi-Utilities
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 644,471
935,178
Oil, Gas & Consumable Fuels 0.5%
Enbridge, Inc.
5.63%, 4/5/2034 730,000 747,337
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d) 490,000 498,670
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d) 490,000 496,517
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d) 928,000 1,014,923
2,757,447
9,376,380
CAYMAN ISLANDS 0.4%
Financial Services 0.1%
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.51%,
6/1/2026(b)(d) 250,000 251,875
Insurance 0.3%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 8.13%), 13.40%,
12/6/2024(b)(d) 250,000 238,525
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 6.05%), 11.41%,
12/6/2025(b)(d) 500,000 462,100
Vitality Re XII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.03%,
1/7/2025(b)(d) 250,000 249,025
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 7.27%,
1/6/2026(b)(d) 250,000 248,350
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.02%,
1/6/2026(b)(d) 300,000 296,850
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 8.77%,
1/5/2027(b)(d) 500,000 507,500
2,002,350
2,254,225
COLOMBIA 0.2%
Passenger Airlines 0.2%
ABRA Global Finance ,
6.00%, 3/2/2028(b)(g) 1,166,338 1,090,633
DENMARK 0.3%
Banks 0.3%
Danske Bank A/S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 5.43%,
3/1/2028(b)(d) 1,770,000 1,791,840
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp ,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(h) 1,840,000 1,556,823
FRANCE 1.3%
Banks 1.2%
BNP Paribas SA
(SOFR + 1.52%),
5.18%, 1/9/2030(b)(d) 2,055,000 2,076,971
(SOFR + 1.59%),
5.50%, 5/20/2030(b)(d) 740,000 750,399
BPCE SA, (SOFR
+ 1.85%), 5.94%,
5/30/2035(b)(d) 1,375,000 1,402,232
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d)(f) 1,400,000 1,418,288
5,647,890
Diversified Telecommunication Services 0.1%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 652,204
6,300,094
GERMANY 0.3%
Automobiles 0.3%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b)(f) 1,610,000 1,623,085

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Tullow Oil plc, 10.25%,
5/15/2026(b) 654,000 631,495
HONG KONG 0.1%
Financial Services 0.1%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.82%), 12.18%,
6/9/2025(b)(d) 250,000 251,552
IRELAND 0.7%
Consumer Finance 0.5%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 479,765
Avolon Holdings Funding
Ltd., 6.38%, 5/4/2028(b) 2,025,000 2,093,854
2,573,619
Financial Services 0.2%
Atlas Capital DAC, Series
A, (SOFR + 7.72%),
13.09%, 6/5/2026(b)(d) 250,000 250,275
Atlas Capital DAC, Series
2024, (SOFR + 12.50%),
0.50%, 6/8/2027(b)(d) 500,000 530,000
Queen Street 2023 Re
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 12.77%,
12/8/2025(b)(d) 750,000 752,400
1,532,675
4,106,294
ITALY 1.3%
Banks 0.9%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(d) 760,000 859,255
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(d) 1,435,000 1,541,470
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,241,342
4,642,067
Electric Utilities 0.4%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,877,125
6,519,192
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 2.2%
Banks 0.7%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
1.00%), 5.43%,
4/17/2035(d)(f) 2,280,000 2,331,709
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d)(f) 1,010,000 1,033,486
3,365,195
Beverages 0.3%
Suntory Holdings Ltd.,
5.12%, 6/11/2029(b)(f) 1,430,000 1,456,767
Capital Markets 0.7%
Nomura Holdings, Inc.
5.61%, 7/6/2029(f) 2,000,000 2,046,767
5.78%, 7/3/2034(f) 1,335,000 1,372,320
3,419,087
Insurance 0.5%
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.59%), 5.95%,
4/16/2054(b)(d) 2,370,000 2,402,532
10,643,581
LUXEMBOURG 0.3%
Hotels, Restaurants & Leisure 0.2%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 1,230,000
IT Services 0.1%
ION Trading Technologies
Sarl , 9.50%,
5/30/2029(b)(f) 490,000 509,189
1,739,189
MEXICO 1.2%
Diversified Telecommunication Services 0.3%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 2,915,000 1,785,865
Energy Equipment & Services 0.1%
Borr IHC Ltd.
10.00%, 11/15/2028(b) 370,915 388,418
10.38%, 11/15/2030(b)
(f) 268,325 283,181
671,599

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Food Products 0.1%
Bimbo Bakeries USA, Inc.,
5.38%, 1/9/2036(b) 700,000 698,762
Oil, Gas & Consumable Fuels 0.2%
Petroleos Mexicanos ,
6.70%, 2/16/2032 1,076,000 917,396
Passenger Airlines 0.5%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 2,710,000 2,708,731
6,782,353
NETHERLANDS 0.7%
Banks 0.7%
ING Groep NV
(SOFR + 1.44%),
5.34%, 3/19/2030(d)(f) 1,310,000 1,328,343
(SOFR + 2.09%), 6.11%,
9/11/2034(d) 570,000 601,883
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(h) 2,160,000 1,712,466
3,642,692
NORWAY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA, 6.00%,
6/13/2033(b) 1,235,000 1,275,384
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American Capital
plc, 6.00%, 4/5/2054(b) 1,015,000 1,020,447
SPAIN 2.4%
Banks 2.4%
Banco Bilbao Vizcaya
Argentaria SA, 5.38%,
3/13/2029 1,400,000 1,430,960
Banco Santander SA
5.44%, 7/15/2031 6,200,000 6,304,879
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
2/01/2034(d)(h) 1,000,000 1,010,335
CaixaBank SA
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(h) EUR 2,000,000 1,896,461
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,103,137
(SOFR + 2.26%),
6.04%, 6/15/2035(b)
(d)(f) 540,000 556,229
12,302,001
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND 1.4%
Capital Markets 0.9%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(h) 1,500,000 1,541,829
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(f)(h) 365,000 413,054
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,155,602
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d)(f) 365,000 388,444
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d)(f) 1,310,000 1,340,462
4,839,391
Passenger Airlines 0.5%
VistaJet Malta Finance plc,
9.50%, 6/1/2028(b) 2,970,000 2,658,020
7,497,411
UNITED KINGDOM 2.6%
Banks 1.4%
Barclays plc, (US Treasury
Yield Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(d) 1,025,000 1,092,837
Lloyds Banking Group
plc, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
9/27/2029(d)(h) 1,590,000 1,650,929
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(f)(h) 925,000 957,803
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,404,847

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,087,194
7,193,610
Financial Services 0.7%
Nationwide Building
Society, 5.13%,
7/29/2029(b) 3,405,000 3,443,316
Sussex Capital UK PCC
Ltd., (3 Month Treasury
Bill Rate + 8.36%),
13.64%, 1/8/2025(b)(d) 250,000 243,000
3,686,316
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.95%, 10/15/2033(b) 470,000 482,728
Health Care Equipment & Supplies 0.2%
Smith & Nephew plc,
5.40%, 3/20/2034 1,040,000 1,052,016
Tobacco 0.2%
BAT Capital Corp., 6.00%,
2/20/2034(f) 723,000 752,144
13,166,814
UNITED STATES 34.5%
Aerospace & Defense 0.3%
Boeing Co. (The)
6.86%, 5/1/2054(b) 570,000 603,428
7.01%, 5/1/2064(b) 620,000 657,173
1,260,601
Automobile Components 0.2%
Garrett Motion
Holdings, Inc., 7.75%,
5/31/2032(b) 1,076,000 1,094,092
Automobiles 1.0%
Ford Motor Co., 6.10%,
8/19/2032(f) 210,000 212,521
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 527,290
6.50%, 1/16/2029(b) 695,000 735,101
5.35%, 3/19/2029(b) 2,500,000 2,538,901
6.20%, 9/21/2030(b) 995,000 1,055,077
5,068,890
Banks 5.5%
Citigroup, Inc.
(SOFR + 1.36%),
5.17%, 2/13/2030(d) 1,400,000 1,415,399
(SOFR + 2.66%),
6.17%, 5/25/2034(d)(f) 690,000 716,295
Citizens Financial Group,
Inc., (SOFR + 2.01%),
5.84%, 1/23/2030(d)(f) 445,000 452,357
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,474,699
JPMorgan Chase & Co.,
(SOFR + 1.46%),
5.29%, 7/22/2035(d) 2,340,000 2,372,839
KeyCorp, (United States
SOFR Compounded
Index + 2.42%), 6.40%,
3/6/2035(d)(f) 650,000 678,022
PNC Financial Services
Group, Inc. (The)
(SOFR + 1.34%),
5.30%, 1/21/2028(d)(f) 470,000 474,325
(SOFR + 1.20%),
5.49%, 5/14/2030(d) 1,595,000 1,634,120
(SOFR + 1.93%),
5.07%, 1/24/2034(d) 310,000 306,677
(SOFR + 2.28%),
6.88%, 10/20/2034(d)(f) 875,000 973,799
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d)(f) 5,160,000 5,286,975
Truist Financial Corp.
(SOFR + 2.45%),
7.16%, 10/30/2029(d) 95,000 102,328
(SOFR + 1.62%),
5.44%, 1/24/2030(d)(f) 190,000 192,928
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,139,066
US Bancorp
(SOFR + 1.25%),
5.10%, 7/23/2030(d)(f) 7,000,000 7,062,011
(SOFR + 2.11%), 4.97%,
7/22/2033(d) 700,000 674,436
(SOFR + 2.09%),
5.85%, 10/21/2033(d)(f) 1,730,000 1,795,809
27,752,085
Building Products 0.2%
Owens Corning, 5.70%,
6/15/2034 850,000 878,909
Capital Markets 2.0%
Bank of New York Mellon
Corp. (The), (SOFR
+ 1.77%), 5.61%,
7/21/2039(d)(f) 605,000 614,602
Charles Schwab Corp.
(The), (SOFR + 2.50%),
5.85%, 5/19/2034(d) 435,000 451,209
Goldman Sachs Group,
Inc. (The), (SOFR
+ 1.55%), 5.33%,
7/23/2035(d) 1,375,000 1,385,211
Jefferies Financial Group,
Inc., 6.20%, 4/14/2034 1,815,000 1,883,611
LPL Holdings, Inc., 5.70%,
5/20/2027(f) 990,000 1,000,489

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Morgan Stanley
(SOFR + 1.45%),
5.17%, 1/16/2030(d) 275,000 278,249
(SOFR + 1.56%),
5.32%, 7/19/2035(d)(f) 910,000 917,500
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(f) 1,690,000 1,658,017
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 755,936
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d) 1,110,000 1,129,107
10,073,931
Chemicals 1.0%
Celanese US Holdings
LLC, 6.70%,
11/15/2033(f) 2,000,000 2,150,497
Rain Carbon, Inc., 12.25%,
9/1/2029(b) 2,900,000 3,134,543
5,285,040
Commercial Services & Supplies 0.4%
Brink's Co. (The), 6.50%,
6/15/2029(b) 280,000 285,341
Republic Services, Inc.,
5.20%, 11/15/2034(f) 1,680,000 1,715,122
2,000,463
Communications Equipment 0.1%
Motorola Solutions, Inc.,
5.60%, 6/1/2032(f) 336,000 346,096
Consumer Finance 2.9%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 672,880
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 465,201
(SOFR + 2.29%),
6.18%, 7/26/2035(d) 1,455,000 1,461,640
American Honda Finance
Corp., 5.05%, 7/10/2031 3,065,000 3,103,657
Capital One Financial
Corp.
(SOFR + 1.91%),
5.70%, 2/1/2030(d)(f) 320,000 326,510
(SOFR + 2.60%),
5.82%, 2/1/2034(d) 275,000 278,041
(SOFR + 2.86%),
6.38%, 6/8/2034(d) 770,000 807,692
(SOFR + 1.99%),
5.88%, 7/26/2035(d)(f) 450,000 456,519
Ford Motor Credit Co. LLC
5.85%, 5/17/2027 1,215,000 1,227,838
7.35%, 3/6/2030 200,000 214,792
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
3.63%, 6/17/2031(f) 1,500,000 1,313,723
General Motors Financial
Co., Inc.
5.60%, 6/18/2031 1,300,000 1,315,341
6.40%, 1/9/2033 1,365,000 1,442,630
6.10%, 1/7/2034(f) 1,455,000 1,498,846
14,585,310
Containers & Packaging 0.3%
Sealed Air Corp., 6.50%,
7/15/2032(b) 1,525,000 1,545,778
Diversified Consumer Services 0.1%
Champions Financing,
Inc., 8.75%,
2/15/2029(b)(f) 735,000 749,661
Diversified REITs 0.9%
Simon Property Group LP,
6.25%, 1/15/2034(f) 892,000 962,994
Uniti Group LP, 6.00%,
1/15/2030(b) 5,150,000 3,689,697
4,652,691
Diversified Telecommunication Services 0.5%
Level 3 Financing, Inc.,
10.50%, 5/15/2030(b) 2,250,000 2,299,500
Electric Utilities 1.7%
AEP Texas, Inc., 5.45%,
5/15/2029(f) 970,000 990,921
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 990,963
ITC Holdings Corp.,
5.65%, 5/9/2034(b) 1,010,000 1,035,693
NextEra Energy Capital
Holdings, Inc., 5.75%,
9/1/2025(f) 780,000 785,399
PacifiCorp, 5.45%,
2/15/2034(f) 1,460,000 1,476,178
Southern California Edison
Co., 5.45%, 6/1/2031 500,000 516,255
Vistra Operations Co. LLC
7.75%, 10/15/2031(b) 2,035,000 2,150,497
6.95%, 10/15/2033(b) 635,000 689,595
8,635,501
Electrical Equipment 0.1%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 607,095
Energy Equipment & Services 0.4%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 124,801
Transocean, Inc., 8.75%,
2/15/2030(b) 319,500 335,614
USA Compression
Partners LP, 7.13%,
3/15/2029(b)(f) 1,210,000 1,231,392
1,691,807

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services 1.1%
Block, Inc., 6.50%,
5/15/2032(b) 1,770,000 1,798,677
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b)(f) 1,395,000 1,404,988
9.13%, 5/15/2031(b)(f) 1,680,000 1,652,700
Lightning Re, Series A, (3
Month Treasury Bill Rate
+ 11.00%), 16.27%,
3/31/2026(b)(d) 500,000 505,250
5,361,615
Food Products 0.2%
JBS USA Holding Lux Sarl
5.75%, 4/1/2033(f) 258,000 259,223
6.50%, 12/1/2052(f) 705,000 711,748
970,971
Gas Utilities 0.8%
CenterPoint Energy
Resources Corp.,
5.40%, 7/1/2034(f) 390,000 394,193
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,063,910
Spire, Inc., 5.30%,
3/1/2026 2,500,000 2,510,506
3,968,609
Ground Transportation 0.6%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b) 3,070,000 3,107,369
Health Care Providers & Services 1.5%
CVS Health Corp., 5.55%,
6/1/2031 1,860,000 1,901,169
Health Care Service Corp.
5.20%, 6/15/2029(b) 355,000 359,917
5.45%, 6/15/2034(b) 590,000 596,351
UnitedHealth Group, Inc.
5.63%, 7/15/2054(f) 1,205,000 1,235,505
5.75%, 7/15/2064 955,000 980,835
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b)(f) 2,525,000 2,503,481
7,577,258
Health Care REITs 0.4%
MPT Operating
Partnership LP, 3.50%,
3/15/2031(f) 3,020,000 1,984,244
Hotels, Restaurants & Leisure 2.4%
Carnival Corp.
6.00%, 5/1/2029(b)(f) 2,595,000 2,588,695
5.75%, 1/15/2030(b) EUR 1,530,000 1,707,637
Choice Hotels
International, Inc.,
5.85%, 8/1/2034 465,000 467,266
Darden Restaurants, Inc.,
6.30%, 10/10/2033(f) 2,610,000 2,758,207
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Hilton Grand Vacations
Borrower Escrow LLC,
6.63%, 1/15/2032(b) 785,000 792,695
Las Vegas Sands Corp.,
6.00%, 8/15/2029 130,000 132,418
Marriott International, Inc.,
5.30%, 5/15/2034 1,740,000 1,753,832
Royal Caribbean Cruises
Ltd., 6.00%, 2/1/2033(b) 1,565,000 1,575,256
11,776,006
Insurance 1.7%
3264 Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 12.28%,
7/8/2027(b)(d) 250,000 252,850
CNO Financial Group, Inc.,
6.45%, 6/15/2034(f) 2,640,000 2,702,704
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(d) 3,270,000 2,752,018
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 0.00%), 5.26%,
12/27/2024(b)(d) 250,000 234,250
Series A, (T-BILL 1MO
+ 13.96%), 19.23%,
2/24/2026(b)(d) 250,000 257,415
Series A, (T-BILL 1MO
+ 10.00%), 15.27%,
7/8/2026(b)(d) 500,000 492,450
Gateway Re Ltd., Series
AA, (T-BILL 1MO
+ 5.50%), 10.77%,
7/8/2027(b)(d) 250,000 249,775
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 484,923
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 692,755
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.92%), 11.18%,
12/6/2027(b)(d) 250,000 250,575
Residential Reinsurance
2023 Ltd., Series 3,
(T-BILL 1MO + 8.42%),
13.81%, 12/6/2027(b)(d) 250,000 241,225
8,610,940
IT Services 0.8%
Acuris Finance US, Inc.,
9.00%, 8/1/2029(b) 3,905,000 3,944,050

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media 0.8%
Charter Communications
Operating LLC, 6.65%,
2/1/2034 3,290,000 3,400,469
CSC Holdings LLC
11.75%, 1/31/2029(b)(f) 500,000 451,995
4.63%, 12/1/2030(b) 800,000 316,029
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(e) 322,000 6,440
4,174,933
Metals & Mining 0.3%
Steel Dynamics, Inc.,
5.38%, 8/15/2034(f) 1,435,000 1,454,617
Multi-Utilities 0.4%
DTE Energy Co., 5.10%,
3/1/2029(f) 2,230,000 2,250,382
Office REITs 0.5%
COPT Defense Properties
LP, 2.90%, 12/1/2033(f) 1,850,000 1,493,704
Highwoods Realty LP
3.05%, 2/15/2030 834,000 726,131
2.60%, 2/1/2031(f) 466,000 382,797
2,602,632
Oil, Gas & Consumable Fuels 2.0%
Civitas Resources, Inc.
8.38%, 7/1/2028(b) 1,540,000 1,616,863
8.75%, 7/1/2031(b) 540,000 580,704
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(h) 859,000 856,262
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,338,906
5.60%, 9/1/2034(f) 1,005,000 1,019,725
Hilcorp Energy I LP,
6.88%, 5/15/2034(b) 3,145,000 3,128,806
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b)(f) 1,645,000 1,681,788
10,223,054
Passenger Airlines 0.1%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(f) 190,000 185,669
Pharmaceuticals 0.5%
Royalty Pharma plc,
5.40%, 9/2/2034 2,345,000 2,343,103
Tricida , Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
2,343,103
Real Estate Management & Development 0.6%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(f) 3,590,000 3,068,269
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Residential REITs 1.0%
Sun Communities
Operating LP
5.50%, 1/15/2029 3,630,000 3,684,666
5.70%, 1/15/2033 1,330,000 1,339,084
5,023,750
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc., 5.05%,
7/12/2029 2,125,000 2,151,174
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 450,000 470,372
5.88%, 1/25/2034(b) 410,000 418,458
6.25%, 1/25/2035(b) 670,000 704,277
6.40%, 1/25/2038(b)(f) 450,000 477,824
4,222,105
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.
5.05%, 7/15/2033(f) 1,110,000 1,111,668
5.75%, 1/15/2034 790,000 830,532
1,942,200
173,319,226
ZAMBIA 0.2%
Metals & Mining 0.2%
First Quantum Minerals
Ltd., 9.38%, 3/1/2029(b) 855,000 899,244
Total Corporate Bonds
(cost $298,644,897) 301,290,154
Mortgage-Backed Securities 8.7%
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.50%, 8/25/2054 10,000,000 9,072,418
4.00%, 8/25/2054 9,000,000 8,433,768
6.50%, 8/25/2054 7,000,000 7,178,366
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2054 7,000,000 7,099,264
GNMA TBA
6.00%, 8/15/2054 6,000,000 6,070,325
6.50%, 8/15/2054 6,000,000 6,112,005
Total Mortgage-Backed Securities
(cost $43,571,699) 43,966,146
Foreign Government Securities 1.2%
SAUDI ARABIA 0.3%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054 (b) 1,665,000 1,630,834

16 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES 0.9%
Uae International
Government Bond,
4.86%, 7/2/2034 (b) 4,335,000 4,377,548
Total Foreign Government Securities
(cost $5,963,486) 6,008,382
Supranational 0.2%
International Bank for
Reconstruction &
Development
(SOFR + 7.19%), ,
12.52%, 12/29/2027(b)
(d) 250,000 245,100
(SOFR + 4.22%), ,
9.55%, 4/24/2028(b)(d) 250,000 252,975
(SOFR + 12.22%), ,
17.55%, 4/24/2028(b)(d) 250,000 253,175
(SOFR + 13.72%), ,
19.05%, 6/26/2028(b)(d) 250,000 246,525
Total Supranational
(cost $990,304) 997,775
Common Stock 0.1%
Shares
MEXICO 0.1%
Passenger Airlines 0.1%
Grupo Aeromexico SAB de
CV *^∞ 21,107 424,836
Total Common Stock
(cost $345,000) 424,836
Warrants 0.0%
†
Number of
Warrants
UNITED KINGDOM 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 21,088 7,455
Total Warrants
(cost $0)
7,455
Loan Participations 1.7%
Principal
Amount ($)
UNITED STATES 1.7%
Broadline Retail 0.2%
Amazon Holdco, Inc.,
1st Lien Term Loan B,
(TSFR12M + 2.25%),
7.30%, 7/30/2031 (d) 1,050,000 1,050,000
Building Products 0.1%
MITER Brands Acquisition
Holdco, Inc., 1st Lien
Term Loan B, (CME
Term SOFR 1 Month
+ 3.50%), 8.84%,
3/28/2031 (d) 300,000 300,696
Loan Participations
Principal
Amount ($) Value ($)
Chemicals 0.1%
Gates Global LLC, 1st Lien
Term Loan B5, (CME
Term SOFR 1 Month +
2.25%), 7.59%, 6/3/2031
(d) 321,600 322,002
Health Care Equipment & Supplies 0.1%
Sotera Health Holdings
LLC, 1st Lien Term
Loan, (CME Term SOFR
1 Month + 3.25%),
8.59%, 5/23/2031 (d) 791,878 790,643
IT Services 0.4%
Fortress Intermediate 3,
Inc., 1st Lien Term Loan,
(CME Term SOFR 1
Month + 3.75%), 9.10%,
6/27/2031 (d) 2,189,000 2,189,000
Media 0.2%
Directv Financing LLC, 1st
Lien Term Loan, (CME
Term SOFR 1 Month
+ 5.25%), 10.71%,
8/2/2029 (d) 506,150 504,991
Radiate Holdco LLC, 1st
Lien Term Loan, (CME
Term SOFR 1 Month
+ 3.25%), 8.71%,
9/25/2026 (d) 814,125 675,887
1,180,878
0
Wireless Telecommunication Services 0.6%
Zegona Holdco Ltd., 1st
Lien Term Loan B,
(TSFR12M + 4.25%),
9.48%, 7/10/2029 (d) 3,131,000 3,111,431
Total Loan Participations
(cost $9,047,115)
8,944,650
Short-Term Investment 1.6%
U.S. Treasury Obligation 1.6%
U.S. Treasury Bills,5.31%
8/27/2024 8,000,000 7,969,476
Total Short-Term Investment
(cost $7,969,465)
7,969,476

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 17
Repurchase Agreements 6.0%
Principal
Amount ($) Value ($)
CF Secured, LLC 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $4,128,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$4,210,641. ( i ) 4,127,466 4,127,466
HSBC Securities,
Inc. 5.32%, dated
7/31/2024, due
8/1/2024, repurchase
price $2,000,296,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$2,040,301. ( i ) 2,000,000 2,000,000
ING Financial Services
LLC 5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $5,000,742,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 5/15/2034;
total market value
$5,100,001. ( i ) 5,000,000 5,000,000
Nomura Securities
International, Inc. 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $3,000,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$3,060,000. ( i ) 3,000,000 3,000,000
Santander US Capital
Markets 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $6,100,905,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$6,222,923. ( i ) 6,100,000 6,100,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale 5.33%,
dated 7/31/2024, due
8/1/2024, repurchase
price $10,001,481,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031;
total market value
$10,200,006. ( i ) 10,000,000 10,000,000
Total Repurchase
Agreements
(cost $30,227,466)
30,227,466
Total Investments
(cost $559,233,688) — 111.7% 564,500,219
Liabilities in excess of other assets
— (11.7)% (59,326,000)
NET ASSETS — 100.0%
$ 505,174,219

18 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2024.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2024 was $323,867,002 which
represents 64.11% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of July 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2024.
(e) Security in default.
(f) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $36,837,412, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $30,227,466 and by $9,217,827 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.75%, and maturity
dates ranging from 8/15/2024 – 11/15/2053, a total value
of $39,445,293.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2024. The maturity date reflects the next call date.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $30,227,466.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 19
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.52 USD 462,712 (10,150) (168) (10,318)
Markit CDX North
American High
Yield Index Series
42-V1 5.00 Quarterly 6/20/2029 3.31 USD 93,700,000 (6,056,709) (833,037) (6,889,746)
(6,066,859) (833,205) (6,900,064)
As of July 31, 2024, the Fund had $4,498,432 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

20 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 4,264,864 EUR 3,900,000 HSBC BANK USA, N.A. 8/22/2024 39,949
USD 258,300 MXN 4,750,841 HSBC BANK USA, N.A. 9/27/2024 5,548
Total unrealized appreciation 45,497
Net unrealized appreciation 45,497
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 74 9/2024 USD 15,197,172 96,902
Total long contracts 96,902
Short Contracts
Euro- Bobl (8) 9/2024 EUR (1,017,402) (16,375)
Euro-Bund (23) 9/2024 EUR (3,328,774) (84,640)
U.S. Treasury 5 Year Note (936) 9/2024 USD (100,985,625) (883,365)
U.S. Treasury 10 Year Note (152) 9/2024 USD (16,995,500) (257,249)
U.S. Treasury 10 Year Ultra Note (913) 9/2024 USD (105,522,828) (2,329,781)
U.S. Treasury Long Bond (50) 9/2024 USD (6,039,062) (151,961)
U.S. Treasury Ultra Bond (69) 9/2024 USD (8,829,844) (202,799)
Total short contracts (3,926,170)
Net contracts (3,829,268)
As of July 31, 2024, the Fund had $4,553,717 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 79,356,150 $ – $ 79,356,150
Collateralized Mortgage Obligations – 65,205,590 – 65,205,590
Commercial Mortgage-Backed Securities – 20,102,139 – 20,102,139
Common Stock – – 424,836 424,836
Corporate Bonds
Aerospace & Defense – 1,260,601 – 1,260,601
Automobile Components – 1,094,092 – 1,094,092
Automobiles – 6,691,975 – 6,691,975
Banks – 72,288,410 – 72,288,410

22 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Level 1 Level 2 Level 3 Total
Assets:
Beverages $ – $ 1,456,767 $ – $ 1,456,767
Building Products – 878,909 – 878,909
Capital Markets – 18,332,409 – 18,332,409
Chemicals – 5,285,040 – 5,285,040
Commercial Services & Supplies – 5,204,674 – 5,204,674
Communications Equipment – 346,096 – 346,096
Consumer Finance – 17,158,929 – 17,158,929
Containers & Packaging – 1,545,778 – 1,545,778
Diversified Consumer Services – 749,661 – 749,661
Diversified REITs – 4,652,691 – 4,652,691
Diversified Telecommunication Services – 4,737,569 – 4,737,569
Electric Utilities – 10,996,942 – 10,996,942
Electrical Equipment – 607,095 – 607,095
Energy Equipment & Services – 2,363,406 – 2,363,406
Financial Services – 28,633,983 – 28,633,983
Food Products – 2,687,487 – 2,687,487
Gas Utilities – 3,968,609 – 3,968,609
Ground Transportation – 3,590,097 – 3,590,097
Health Care Equipment & Supplies – 1,052,016 – 1,052,016
Health Care Providers & Services – 7,577,258 – 7,577,258
Health Care REITs – 1,984,244 – 1,984,244
Hotels, Restaurants & Leisure – 13,006,006 – 13,006,006
Insurance – 23,514,484 – 23,514,484
IT Services – 4,453,239 – 4,453,239
Media – 4,174,933 – 4,174,933
Metals & Mining – 4,129,558 – 4,129,558
Multi-Utilities – 3,185,560 – 3,185,560
Office REITs – 2,602,632 – 2,602,632
Oil, Gas & Consumable Fuels – 17,084,380 – 17,084,380
Passenger Airlines – 6,643,053 – 6,643,053
Pharmaceuticals – 2,343,103 – 2,343,103
Real Estate Management & Development – 3,068,269 – 3,068,269
Residential REITs – 5,023,750 – 5,023,750
Semiconductors & Semiconductor
Equipment – 4,222,105 – 4,222,105
Tobacco – 752,144 – 752,144
Wireless Telecommunication Services – 1,942,200 – 1,942,200
Total Corporate Bonds $ – $ 301,290,154 $ – $ 301,290,154
Foreign Government Securities – 6,008,382 – 6,008,382
Forward Foreign Currency Contracts – 45,497 – 45,497
Futures Contracts 96,902 – – 96,902
Loan Participations – 8,944,650 – 8,944,650
Mortgage-Backed Securities – 43,966,146 – 43,966,146
Repurchase Agreements – 30,227,466 – 30,227,466
Short-Term Investment – 7,969,476 – 7,969,476
Supranational – 997,775 – 997,775
Warrants 7,455 – – 7,455
Total Assets $ 104,357 $ 564,113,425 $ 424,836 $ 564,642,618
Liabilities:
Credit Default Swaps† $ – $ (833,205) $ – $ (833,205)
Futures Contracts (3,926,170) – – (3,926,170)
Total Liabilities $ (3,926,170) $ (833,205) $ – $ (4,759,375)
Total $ (3,821,813) $ 563,280,220 $ 424,836 $ 559,883,243
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of July 31, 2024, the fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 23
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2024 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Common
Stocks Total
Balance as of 10/31/2023 $ 187,316 $ 187,316
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 237,520 237,520
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2024 $ 424,836 $ 424,836
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2024 $ 237,520 $ 237,520

24 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Nationwide Amundi Strategic Income Fund - July 31, 2024 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 45,497
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 96,902
Total $ 142,399
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (833,205)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (3,926,170)
Total $ (4,759,375)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 98 .6%
Shares Value ($)
AUSTRALIA 3 .7%
Banks 0 .6%
National Australia Bank Ltd. 45,000 1,137,993
Broadline Retail 0 .8%
Wesfarmers Ltd. 32,000 1,541,908
Capital Markets 0 .3%
Macquarie Group Ltd. 5,000 687,069
Consumer Staples Distribution & Retail 0 .4%
Woolworths Group Ltd. 40,000 902,634
Metals & Mining 1 .6%
BHP Group Ltd. 40,000 1,110,570
Glencore plc 220,000 1,217,984
Rio Tinto plc 15,000 971,146
3,299,700
7,569,304
BRAZIL 0 .9%
Banks 0 .3%
Banco do Brasil SA 120,000 563,281
Chemicals 0 .3%
Yara International ASA 20,000 569,542
Oil, Gas & Consumable Fuels 0 .3%
Petroleo Brasileiro SA, ADR 50,000 713,500
1,846,323
CHINA 1 .9%
Automobiles 0 .2%
BYD Co. Ltd., Class H 15,000 442,625
Banks 0 .3%
BOC Hong Kong Holdings Ltd. 200,000 581,239
Broadline Retail 0 .6%
Alibaba Group Holding Ltd., ADR 7,000 551,950
PDD Holdings, Inc., ADR * 7,000 902,230
1,454,180
Hotels, Restaurants & Leisure 0 .3%
Meituan, Class B Reg. S *(a) 40,000 553,304
Interactive Media & Services 0 .5%
Tencent Holdings Ltd. 20,000 923,433
3,954,781
COLOMBIA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Ecopetrol SA, ADR (b) 40,000 428,800
DENMARK 4 .4%
Banks 0 .6%
Danske Bank A/S 40,000 1,223,730
Building Products 0 .5%
ROCKWOOL A/S, Class B 2,500 1,105,907
Marine Transportation 0 .5%
AP Moller - Maersk A/S, Class B 600 994,432
Pharmaceuticals 2 .5%
Novo Nordisk A/S, Class B 38,000 5,035,132
Textiles, Apparel & Luxury Goods 0 .3%
Pandora A/S 4,000 626,809
8,986,010
Common Stocks
Shares Value ($)
FRANCE 7 .0%
Aerospace & Defense 0 .3%
Airbus SE 4,500 679,546
Banks 0 .4%
BNP Paribas SA 12,000 821,935
Building Products 0 .7%
Cie de Saint-Gobain SA 16,000 1,371,368
Chemicals 1 .1%
Air Liquide SA 12,000 2,187,021
Electrical Equipment 0 .4%
Legrand SA 7,000 754,938
Insurance 0 .4%
AXA SA 25,000 876,819
IT Services 0 .3%
Capgemini SE 3,000 595,396
Media 0 .7%
Publicis Groupe SA 13,000 1,356,826
Oil, Gas & Consumable Fuels 1 .2%
TotalEnergies SE 40,000 2,697,682
Personal Care Products 0 .5%
L'Oreal SA 2,500 1,082,586
Textiles, Apparel & Luxury Goods 1 .0%
Hermes International SCA 250 546,086
LVMH Moet Hennessy Louis
Vuitton SE 2,000 1,409,624
1,955,710
14,379,827
GERMANY 7 .8%
Air Freight & Logistics 0 .4%
Deutsche Post AG 20,000 892,824
Automobiles 0 .3%
Bayerische Motoren Werke AG 7,000 649,643
Construction Materials 0 .6%
Heidelberg Materials AG 12,000 1,252,570
Diversified Telecommunication Services 0 .8%
Deutsche Telekom AG
(Registered) 65,000 1,698,688
Household Products 0 .3%
Henkel AG & Co. KGaA
(Preference) 8,000 684,840
Industrial Conglomerates 1 .1%
Siemens AG (Registered) 11,500 2,108,019
Insurance 1 .7%
Allianz SE (Registered) 2,500 705,381
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,300 2,611,172
3,316,553
Multi-Utilities 0 .6%
E.ON SE 90,000 1,262,354
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 20,000 693,135
Software 1 .1%
SAP SE 10,000 2,109,867

Nationwide Bailard International Equities Fund - July 31, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0 .6%
adidas AG 5,000 1,250,919
15,919,412
HONG KONG 0 .5%
Food Products 0 .2%
WH Group Ltd. Reg. S (a) 750,000 488,622
Insurance 0 .3%
AIA Group Ltd. 75,000 499,863
988,485
ISRAEL 0 .5%
Software 0 .5%
Check Point Software
Technologies Ltd. * 6,000 1,100,700
ITALY 5 .7%
Automobiles 0 .8%
Ferrari NV 4,000 1,645,706
Banks 2 .4%
Intesa Sanpaolo SpA 475,000 1,926,129
UniCredit SpA 70,000 2,871,552
4,797,681
Electric Utilities 0 .8%
Enel SpA 235,000 1,675,900
Electrical Equipment 1 .2%
Prysmian SpA 35,000 2,405,049
Insurance 0 .5%
Generali 40,000 1,035,273
11,559,609
JAPAN 23 .5%
Automobile Components 0 .7%
Denso Corp. 40,000 665,026
Sumitomo Electric Industries Ltd. 50,000 764,239
1,429,265
Automobiles 1 .8%
Honda Motor Co. Ltd. 75,000 803,492
Mazda Motor Corp. 100,000 905,861
Suzuki Motor Corp. 60,000 697,119
Toyota Motor Corp. 60,000 1,167,931
3,574,403
Banks 2 .1%
Mitsubishi UFJ Financial Group,
Inc. 200,000 2,324,174
Sumitomo Mitsui Financial Group,
Inc. 13,000 941,240
Sumitomo Mitsui Trust Holdings,
Inc. 30,000 756,765
4,022,179
Beverages 0 .9%
Asahi Group Holdings Ltd. (b) 25,000 923,960
Kirin Holdings Co. Ltd. (b) 65,000 922,277
1,846,237
Chemicals 0 .9%
Mitsubishi Chemical Group Corp. 165,000 983,233
Shin-Etsu Chemical Co. Ltd. 20,000 893,592
1,876,825
Consumer Staples Distribution & Retail 0 .4%
Seven & i Holdings Co. Ltd. 75,000 901,445
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0 .5%
Kansai Electric Power Co., Inc.
(The) 60,000 1,028,440
Electrical Equipment 0 .8%
Mitsubishi Electric Corp. 60,000 1,007,192
Nidec Corp. 15,000 665,549
1,672,741
Electronic Equipment, Instruments & Components 0 .3%
Murata Manufacturing Co. Ltd. 32,000 707,708
Entertainment 0 .4%
Nintendo Co. Ltd. 15,000 833,342
Financial Services 0 .6%
ORIX Corp. 50,000 1,212,081
Health Care Equipment & Supplies 0 .8%
Hoya Corp. 6,500 812,280
Olympus Corp. 45,000 772,651
1,584,931
Household Durables 1 .4%
Panasonic Holdings Corp. 100,000 799,461
Sekisui Chemical Co. Ltd. 40,000 603,920
Sony Group Corp. 17,500 1,557,022
2,960,403
Industrial Conglomerates 0 .8%
Hitachi Ltd. 75,000 1,620,934
Insurance 0 .9%
Dai-ichi Life Holdings, Inc. 30,000 922,040
Sompo Holdings, Inc. 40,000 912,802
1,834,842
IT Services 1 .1%
Fujitsu Ltd. 50,000 892,914
NEC Corp. 16,000 1,401,600
2,294,514
Machinery 1 .0%
Komatsu Ltd. 45,000 1,290,663
Kubota Corp. 55,000 793,344
2,084,007
Media 0 .4%
Dentsu Group, Inc. 30,000 800,489
Metals & Mining 0 .5%
Nippon Steel Corp. 50,000 1,094,067
Personal Care Products 0 .4%
Kao Corp. (b) 20,000 878,611
Pharmaceuticals 0 .8%
Astellas Pharma, Inc. 90,000 1,051,008
Shionogi & Co. Ltd. 15,000 659,944
1,710,952
Professional Services 0 .7%
Recruit Holdings Co. Ltd. 25,000 1,428,842
Real Estate Management & Development 0 .5%
Daito Trust Construction Co. Ltd. 8,000 963,610
Semiconductors & Semiconductor Equipment 1 .7%
Advantest Corp. 20,000 873,294
Renesas Electronics Corp. 75,000 1,325,108
Tokyo Electron Ltd. 6,000 1,211,472
3,409,874
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 3,000 823,885

28 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals 0 .6%
Canon, Inc. 40,000 1,263,615
Trading Companies & Distributors 1 .4%
Mitsubishi Corp. 30,000 623,299
Mitsui & Co. Ltd. 47,000 1,096,352
Sumitomo Corp. 42,000 1,056,186
2,775,837
Wireless Telecommunication Services 0 .7%
KDDI Corp. 28,000 841,470
SoftBank Corp. 40,000 525,607
1,367,077
48,001,156
NETHERLANDS 4 .6%
Banks 0 .4%
ING Groep NV 47,000 852,150
Consumer Staples Distribution & Retail 0 .3%
Koninklijke Ahold Delhaize NV 20,000 644,207
Entertainment 0 .5%
Universal Music Group NV 40,000 951,403
Professional Services 1 .1%
Wolters Kluwer NV 13,000 2,180,565
Semiconductors & Semiconductor Equipment 2 .3%
ASML Holding NV (Registered),
ADR 5,000 4,683,500
9,311,825
NORWAY 1 .5%
Banks 0 .6%
DNB Bank ASA 60,000 1,238,813
Diversified Telecommunication Services 0 .6%
Telenor ASA 100,000 1,191,558
Food Products 0 .3%
Orkla ASA 75,000 633,100
3,063,471
POLAND 0 .7%
Insurance 0 .4%
Powszechny Zaklad Ubezpieczen
SA 70,000 856,771
Oil, Gas & Consumable Fuels 0 .3%
ORLEN SA 35,000 570,980
1,427,751
SINGAPORE 1 .8%
Banks 1 .0%
DBS Group Holdings Ltd. 40,000 1,096,768
United Overseas Bank Ltd. 45,000 1,087,180
2,183,948
Capital Markets 0 .4%
Singapore Exchange Ltd. 100,000 736,428
Entertainment 0 .4%
Sea Ltd., ADR * 12,000 788,400
3,708,776
SOUTH KOREA 1 .9%
Automobiles 0 .8%
Kia Corp. 20,000 1,617,769
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks 0 .5%
KB Financial Group, Inc. 15,000 954,564
Technology Hardware, Storage & Peripherals 0 .6%
Samsung Electronics Co. Ltd. 20,000 1,229,687
3,802,020
SPAIN 3 .9%
Banks 1 .2%
Banco Bilbao Vizcaya Argentaria
SA 175,000 1,839,034
CaixaBank SA 130,000 757,424
2,596,458
Construction & Engineering 0 .5%
ACS Actividades de Construccion
y Servicios SA (b) 22,091 986,627
Diversified Telecommunication Services 0 .6%
Telefonica SA (b) 250,000 1,130,296
Electric Utilities 0 .4%
Iberdrola SA *(b) 68,063 897,951
Specialty Retail 0 .7%
Industria de Diseno Textil SA 30,000 1,453,689
Transportation Infrastructure 0 .5%
Aena SME SA Reg. S (a) 5,000 947,717
8,012,738
SWEDEN 4 .7%
Banks 0 .6%
Skandinaviska Enskilda Banken
AB, Class A 75,000 1,151,844
Commercial Services & Supplies 0 .5%
Securitas AB, Class B (b) 100,000 1,073,059
Communications Equipment 0 .5%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,026,535
Diversified Telecommunication Services 0 .5%
Telia Co. AB (b) 350,000 1,016,742
Financial Services 0 .6%
Investor AB, Class B 40,000 1,133,310
Machinery 1 .4%
Atlas Copco AB, Class B 100,000 1,562,059
Volvo AB, Class B 60,000 1,529,242
3,091,301
Specialty Retail 0 .6%
H & M Hennes & Mauritz AB,
Class B (b) 75,000 1,163,064
9,655,855
SWITZERLAND 2 .1%
Capital Markets 0 .6%
UBS Group AG (Registered) 40,000 1,213,201
Insurance 0 .4%
Zurich Insurance Group AG 1,500 824,856
Pharmaceuticals 1 .1%
Novartis AG (Registered) 20,000 2,242,087
4,280,144

Nationwide Bailard International Equities Fund - July 31, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
TAIWAN 1 .1%
Semiconductors & Semiconductor Equipment 1 .1%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 2,321,200
UNITED KINGDOM 11 .0%
Aerospace & Defense 0 .8%
BAE Systems plc 50,000 834,670
Rolls-Royce Holdings plc * 150,000 865,293
1,699,963
Banks 1 .7%
Barclays plc 500,000 1,495,038
HSBC Holdings plc 125,000 1,130,670
NatWest Group plc 170,000 802,261
3,427,969
Beverages 0 .7%
Coca-Cola Europacific Partners
plc 10,000 737,700
Diageo plc 25,000 778,631
1,516,331
Broadline Retail 0 .5%
Next plc 8,000 934,561
Capital Markets 1 .2%
3i Group plc 60,000 2,409,852
Diversified Consumer Services 0 .5%
Pearson plc 75,000 1,016,408
Food Products 0 .3%
Associated British Foods plc 22,000 701,192
Hotels, Restaurants & Leisure 0 .5%
InterContinental Hotels Group plc 10,000 1,006,950
Household Products 0 .3%
Reckitt Benckiser Group plc 10,000 536,717
Personal Care Products 1 .2%
Unilever plc 40,000 2,453,810
Pharmaceuticals 1 .5%
AstraZeneca plc, ADR 40,000 3,166,000
Professional Services 1 .4%
Intertek Group plc 17,000 1,105,023
RELX plc 37,500 1,769,208
2,874,231
Trading Companies & Distributors 0 .4%
Bunzl plc 20,000 837,009
22,580,993
UNITED STATES 9 .2%
Automobiles 0 .2%
Stellantis NV 20,000 333,043
Construction Materials 0 .7%
Holcim AG 15,000 1,403,866
Containers & Packaging 0 .6%
Smurfit WestRock plc * 26,000 1,153,473
Electrical Equipment 1 .3%
Schneider Electric SE 11,000 2,646,553
Food Products 1 .3%
Nestle SA (Registered) 27,000 2,740,790
Oil, Gas & Consumable Fuels 2 .0%
BP plc 400,000 2,359,045
Shell plc 45,000 1,641,287
4,000,332
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 2 .5%
GSK plc 90,000 1,742,937
Roche Holding AG 7,000 2,267,283
Sanofi SA 12,000 1,234,094
5,244,314
Trading Companies & Distributors 0 .6%
Ferguson plc 6,000 1,327,125
18,849,496
Total Common Stocks
(cost $150,093,819) 201,748,676
Repurchase Agreements 1 .9%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$1,863,465, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $1,900,734.(c) 1,863,188 1,863,188
HSBC Securities, Inc., 5.32%,
dated 7/31/2024, due
8/1/2024, repurchase price
$2,000,296, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045; total
market value $2,040,301.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,863,188) 3,863,188
Total Investments
(cost $153,957,007) — 100.5% 205,611,864
Liabilities in excess of other assets — (0.5)% (1,096,322)
NET ASSETS — 100.0%
$ 204,515,542
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$1,989,643 which represents 0.97% of net assets.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July
31, 2024 was $6,138,128, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,863,188 and by $2,556,726 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 5.41%, and maturity dates ranging from
11/15/2024 – 8/15/2052, a total value of $6,419,914.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $3,863,188.

30 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Bailard International Equities Fund - July 31, 2024 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.

32 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,379,509 $ – $ 2,379,509
Air Freight & Logistics – 892,824 – 892,824
Automobile Components – 1,429,265 – 1,429,265
Automobiles – 8,263,189 – 8,263,189
Banks 563,281 24,990,503 – 25,553,784
Beverages 737,700 2,624,868 – 3,362,568
Broadline Retail 1,454,180 2,476,469 – 3,930,649
Building Products – 2,477,275 – 2,477,275
Capital Markets – 5,046,550 – 5,046,550
Chemicals – 4,633,388 – 4,633,388
Commercial Services & Supplies – 1,073,059 – 1,073,059
Communications Equipment – 1,026,535 – 1,026,535
Construction & Engineering – 986,627 – 986,627
Construction Materials – 2,656,436 – 2,656,436
Consumer Staples Distribution & Retail – 2,448,286 – 2,448,286
Containers & Packaging 1,153,473 – – 1,153,473
Diversified Consumer Services – 1,016,408 – 1,016,408
Diversified Telecommunication Services – 5,037,284 – 5,037,284
Electric Utilities – 3,602,291 – 3,602,291
Electrical Equipment – 7,479,281 – 7,479,281
Electronic Equipment, Instruments &
Components – 707,708 – 707,708
Entertainment 788,400 1,784,745 – 2,573,145
Financial Services – 2,345,391 – 2,345,391
Food Products 633,100 3,930,604 – 4,563,704
Health Care Equipment & Supplies – 1,584,931 – 1,584,931
Hotels, Restaurants & Leisure – 1,560,254 – 1,560,254
Household Durables – 2,960,403 – 2,960,403
Household Products – 1,221,557 – 1,221,557
Industrial Conglomerates – 3,728,953 – 3,728,953
Insurance – 9,244,977 – 9,244,977
Interactive Media & Services – 923,433 – 923,433
IT Services – 2,889,910 – 2,889,910
Machinery – 5,175,308 – 5,175,308
Marine Transportation – 994,432 – 994,432
Media – 2,157,315 – 2,157,315
Metals & Mining – 4,393,767 – 4,393,767
Multi-Utilities – 1,262,354 – 1,262,354
Oil, Gas & Consumable Fuels 1,142,300 7,268,994 – 8,411,294
Personal Care Products – 4,415,007 – 4,415,007
Pharmaceuticals 3,166,000 14,232,485 – 17,398,485
Professional Services – 6,483,638 – 6,483,638
Real Estate Management & Development – 963,610 – 963,610
Semiconductors & Semiconductor
Equipment 7,004,700 4,103,009 – 11,107,709
Software 1,100,700 2,109,867 – 3,210,567
Specialty Retail – 3,440,638 – 3,440,638
Technology Hardware, Storage &
Peripherals – 2,493,302 – 2,493,302
Textiles, Apparel & Luxury Goods – 3,833,438 – 3,833,438
Trading Companies & Distributors – 4,939,971 – 4,939,971
Transportation Infrastructure – 947,717 – 947,717
Wireless Telecommunication Services – 1,367,077 – 1,367,077
Total Common Stocks $ 17,743,834 $ 184,004,842 $ – $ 201,748,676
Repurchase Agreements – 3,863,188 – 3,863,188
Total $ 17,743,834 $ 187,868,030 $ – $ 205,611,864
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - July 31, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks 98 .6%
Shares Value ($)
BRAZIL 1 .0%
Broadline Retail 1 .0%
MercadoLibre, Inc. * 1,304 2,176,246
CANADA 1 .4%
Ground Transportation 1 .4%
Canadian Pacific Kansas City Ltd. 37,968 3,182,478
CHINA 0 .0%
†
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
DENMARK 0 .8%
Biotechnology 0 .8%
Genmab A/S * 6,087 1,721,267
FRANCE 3 .8%
Automobile Components 1 .1%
Cie Generale des Etablissements
Michelin SCA 64,659 2,560,466
Food Products 1 .0%
Danone SA 34,640 2,253,872
Insurance 1 .7%
AXA SA 110,448 3,873,718
8,688,056
GERMANY 1 .0%
Machinery 1 .0%
Knorr-Bremse AG 26,814 2,161,483
INDIA 0 .5%
Banks 0 .5%
Axis Bank Ltd., GDR Reg. S 15,858 1,108,777
IRELAND 1 .6%
Banks 1 .6%
Bank of Ireland Group plc (a) 327,332 3,697,800
ITALY 0 .9%
Electrical Equipment 0 .9%
Prysmian SpA 28,894 1,985,471
JAPAN 6 .1%
Banks 1 .0%
Mitsubishi UFJ Financial Group,
Inc. 202,800 2,356,713
Diversified Telecommunication Services 1 .1%
Nippon Telegraph & Telephone
Corp. 2,338,900 2,494,853
Electronic Equipment, Instruments & Components 1 .2%
Keyence Corp. 6,400 2,784,193
Household Durables 1 .7%
Sony Group Corp. 42,300 3,763,548
Wireless Telecommunication Services 1 .1%
SoftBank Group Corp. 42,100 2,580,974
13,980,281
NETHERLANDS 2 .4%
Entertainment 0 .8%
Universal Music Group NV 77,318 1,839,014
Health Care Equipment & Supplies 1 .6%
Koninklijke Philips NV * 128,717 3,628,971
5,467,985
Common Stocks
Shares Value ($)
NORWAY 1 .4%
Oil, Gas & Consumable Fuels 1 .4%
Equinor ASA 117,378 3,111,144
UNITED KINGDOM 7 .5%
Capital Markets 2 .3%
London Stock Exchange Group plc 42,411 5,168,309
Electronic Equipment, Instruments & Components 1 .0%
Spectris plc 60,417 2,359,053
Personal Care Products 1 .5%
Unilever plc 55,161 3,377,991
Pharmaceuticals 1 .6%
AstraZeneca plc 22,834 3,620,230
Trading Companies & Distributors 1 .1%
Ashtead Group plc 34,427 2,475,026
17,000,609
UNITED STATES 70 .2%
Automobile Components 0 .9%
Aptiv plc * 28,984 2,011,200
Automobiles 1 .1%
Rivian Automotive, Inc., Class A
*(a) 152,321 2,499,588
Banks 1 .1%
Wells Fargo & Co. 43,857 2,602,474
Biotechnology 3 .1%
Moderna, Inc. *(a) 23,396 2,789,271
Vertex Pharmaceuticals, Inc. * 8,521 4,224,030
7,013,301
Broadline Retail 3 .3%
Amazon.com, Inc. * 40,276 7,530,806
Building Products 0 .9%
Masco Corp. 24,902 1,938,621
Capital Markets 2 .3%
Ameriprise Financial, Inc. 12,194 5,244,274
Chemicals 4 .1%
CF Industries Holdings, Inc. 32,220 2,461,286
Ecolab, Inc. 13,020 3,003,584
Linde plc 8,491 3,850,668
9,315,538
Commercial Services & Supplies 2 .2%
Montrose Environmental Group,
Inc. * 56,445 1,800,031
MSA Safety, Inc. (a) 10,610 2,001,577
Waste Management, Inc. 6,064 1,228,930
5,030,538
Construction & Engineering 0 .7%
AECOM 17,393 1,575,980
Consumer Staples Distribution & Retail 1 .4%
Costco Wholesale Corp. 3,901 3,206,622
Electrical Equipment 1 .0%
Regal Rexnord Corp. (a) 14,112 2,267,516
Electronic Equipment, Instruments & Components 1 .9%
Keysight Technologies, Inc. * 14,613 2,039,536
Zebra Technologies Corp., Class
A * 6,718 2,359,295
4,398,831

34 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 1 .5%
Schlumberger NV 70,705 3,414,344
Entertainment 1 .3%
Take-Two Interactive Software,
Inc. * 19,940 3,001,568
Financial Services 4 .6%
Apollo Global Management, Inc. 14,314 1,793,687
Fidelity National Information
Services, Inc. 41,980 3,225,323
Visa, Inc., Class A (a) 20,892 5,550,378
10,569,388
Health Care Equipment & Supplies 1 .1%
Alcon, Inc. 27,054 2,559,452
Health Care Providers & Services 2 .6%
UnitedHealth Group, Inc. 10,284 5,925,229
Hotels, Restaurants & Leisure 0 .9%
Starbucks Corp. 26,302 2,050,241
Insurance 1 .8%
Marsh & McLennan Cos., Inc. 18,145 4,038,533
Interactive Media & Services 2 .8%
Alphabet, Inc., Class A 37,334 6,404,274
IT Services 0 .5%
MongoDB, Inc., Class A * 4,652 1,173,979
Leisure Products 0 .6%
Brunswick Corp. 16,067 1,308,657
Life Sciences Tools & Services 0 .9%
Bio-Rad Laboratories, Inc., Class
A * 5,808 1,965,195
Machinery 1 .5%
Ingersoll Rand, Inc. (a) 34,283 3,442,013
Oil, Gas & Consumable Fuels 0 .8%
Devon Energy Corp. 40,505 1,904,950
Personal Care Products 1 .1%
Haleon plc 536,690 2,410,780
Pharmaceuticals 2 .8%
Eli Lilly & Co. 7,856 6,318,345
Semiconductors & Semiconductor Equipment 8 .7%
Advanced Micro Devices, Inc. * 19,924 2,878,620
Broadcom, Inc. 24,970 4,012,179
Intel Corp. 65,859 2,024,506
Lattice Semiconductor Corp. * 34,249 1,815,197
Micron Technology, Inc. 28,345 3,112,848
ON Semiconductor Corp. * 20,809 1,628,304
Universal Display Corp. (a) 13,943 3,103,991
Wolfspeed, Inc. *(a) 69,201 1,304,439
19,880,084
Software 10 .7%
Adobe, Inc. * 4,866 2,684,329
Cadence Design Systems, Inc. * 11,316 3,028,841
Microsoft Corp. 24,334 10,180,130
Salesforce, Inc. 6,578 1,702,386
ServiceNow, Inc. * 6,031 4,911,586
Zscaler, Inc. * 8,939 1,603,210
24,110,482
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail 2 .0%
TJX Cos., Inc. (The) 40,316 4,556,514
159,669,317
Total Common Stocks
(cost $171,163,396) 223,950,914
Repurchase Agreements 2 .4%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$2,549,242, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $2,600,228.(b) 2,548,864 2,548,864
HSBC Securities, Inc., 5.32%,
dated 7/31/2024, due
8/1/2024, repurchase price
$3,000,444, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045; total
market value $3,060,452.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $5,548,864) 5,548,864
Total Investments
(cost $176,712,260) — 101.0% 229,499,778
Liabilities in excess of other assets — (1.0)% (2,174,218)
NET ASSETS — 100.0%
$ 227,325,560
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $12,740,638, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,548,864 and by $7,292,016 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
8/15/2024 – 2/15/2054, a total value of $12,840,880.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $5,548,864.

Nationwide Global Sustainable Equity Fund - July 31, 2024 (Unaudited) - Statement of Investments - 35
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

36 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Global Sustainable Equity Fund - July 31, 2024 (Unaudited) - Statement of Investments - 37
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 2,011,200 $ 2,560,466 $ – $ 4,571,666
Automobiles 2,499,588 – – 2,499,588
Banks 2,602,474 7,163,290 – 9,765,764
Biotechnology 7,013,301 1,721,267 – 8,734,568
Broadline Retail 9,707,052 – – 9,707,052
Building Products 1,938,621 – – 1,938,621
Capital Markets 5,244,274 5,168,309 – 10,412,583
Chemicals 9,315,538 – – 9,315,538
Commercial Services & Supplies 5,030,538 – – 5,030,538
Construction & Engineering 1,575,980 – – 1,575,980
Consumer Staples Distribution & Retail 3,206,622 – – 3,206,622
Diversified Telecommunication Services – 2,494,853 – 2,494,853
Electrical Equipment 2,267,516 1,985,471 – 4,252,987
Electronic Equipment, Instruments &
Components 4,398,831 5,143,246 – 9,542,077
Energy Equipment & Services 3,414,344 – – 3,414,344
Entertainment 3,001,568 1,839,014 – 4,840,582
Financial Services 10,569,388 – – 10,569,388
Food Products – 2,253,872 – 2,253,872
Ground Transportation 3,182,478 – – 3,182,478
Health Care Equipment & Supplies – 6,188,423 – 6,188,423
Health Care Providers & Services 5,925,229 – – 5,925,229
Hotels, Restaurants & Leisure 2,050,241 – – 2,050,241
Household Durables – 3,763,548 – 3,763,548
Insurance 4,038,533 3,873,718 – 7,912,251
Interactive Media & Services 6,404,274 – – 6,404,274
IT Services 1,173,979 – – 1,173,979
Leisure Products 1,308,657 – – 1,308,657
Life Sciences Tools & Services 1,965,195 – – 1,965,195
Machinery 3,442,013 2,161,483 – 5,603,496
Oil, Gas & Consumable Fuels 1,904,950 3,111,144 – 5,016,094
Personal Care Products – 5,788,771 – 5,788,771
Pharmaceuticals 6,318,345 3,620,230 – 9,938,575
Semiconductors & Semiconductor
Equipment 19,880,084 – – 19,880,084
Software 24,110,482 – – 24,110,482
Specialty Retail 4,556,514 – – 4,556,514
Trading Companies & Distributors – 2,475,026 – 2,475,026
Wireless Telecommunication Services – 2,580,974 – 2,580,974
Total Common Stocks $ 160,057,809 $ 63,893,105 $ – $ 223,950,914
Repurchase Agreements – 5,548,864 – 5,548,864
Total $ 160,057,809 $ 69,441,969 $ – $ 229,499,778
As of July 31, 2024, the fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 97 .4%
Shares Value ($)
AUSTRALIA 4 .5%
Chemicals 0 .2%
Nufarm Ltd. (a) 370,356 1,129,026
Construction & Engineering 0 .2%
Worley Ltd. (a) 129,600 1,293,498
Construction Materials 0 .1%
Brickworks Ltd. 34,012 643,664
Containers & Packaging 0 .3%
Orora Ltd. 1,339,660 1,795,886
Diversified REITs 0 .9%
Charter Hall Group 292,679 2,439,481
Stockland 1,332,497 4,026,828
6,466,309
Financial Services 0 .5%
Liberty Financial Group Ltd. Reg.
S 927,149 2,237,081
Tyro Payments Ltd. *(a) 1,428,081 907,130
3,144,211
Metals & Mining 0 .4%
Bellevue Gold Ltd. * 2,993,120 2,710,583
Oil, Gas & Consumable Fuels 0 .8%
Whitehaven Coal Ltd. 1,056,488 5,313,848
Software 0 .3%
SiteMinder Ltd. *(a) 469,036 1,732,251
Specialized REITs 0 .8%
National Storage REIT 3,000,468 4,867,254
29,096,530
AUSTRIA 2 .5%
Banks 1 .8%
Addiko Bank AG 81,930 1,861,308
BAWAG Group AG Reg. S (b) 138,069 10,057,663
11,918,971
Construction Materials 0 .2%
Wienerberger AG 36,176 1,281,138
Machinery 0 .5%
ANDRITZ AG 48,526 3,104,725
16,304,834
BELGIUM 0 .7%
Banks 0 .7%
KBC Ancora 96,911 4,715,434
BRAZIL 0 .3%
Software 0 .3%
TOTVS SA 441,200 2,164,600
CANADA 2 .7%
Chemicals 0 .3%
EcoSynthetix, Inc. * 536,020 1,650,009
Financial Services 0 .0%
†
Nuvei Corp. 9,090 300,879
Metals & Mining 0 .6%
Faraday Copper Corp. * 2,459,273 1,478,432
Filo Corp. * 114,479 2,649,190
4,127,622
Oil, Gas & Consumable Fuels 1 .1%
Advantage Energy Ltd. *(a) 288,200 2,010,187
NuVista Energy Ltd. *(a) 147,425 1,427,641
Parex Resources, Inc. (a) 116,212 1,743,201
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels
Peyto Exploration & Development
Corp. (a) 100,056 1,069,660
Whitecap Resources, Inc. (a) 83,205 641,221
6,891,910
Real Estate Management & Development 0 .2%
Colliers International Group, Inc.
(a) 9,911 1,335,704
Software 0 .5%
Lightspeed Commerce, Inc. *(a) 237,131 3,175,184
17,481,308
CHILE 0 .2%
Metals & Mining 0 .2%
Lundin Mining Corp. (a) 159,234 1,607,737
CHINA 1 .9%
Automobile Components 0 .2%
Minth Group Ltd. * 780,347 1,094,759
Biotechnology 0 .3%
Zai Lab Ltd., ADR *(a) 92,703 1,764,138
Gas Utilities 0 .3%
Beijing Enterprises Holdings Ltd. 663,000 2,202,151
Independent Power and Renewable Electricity Producers 0 .2%
China Datang Corp. Renewable
Power Co. Ltd., Class H (a) 4,988,000 1,330,879
Interactive Media & Services 0 .1%
Kanzhun Ltd., ADR 55,929 759,516
Trading Companies & Distributors 0 .8%
BOC Aviation Ltd. Reg. S (b) 587,500 5,154,868
12,306,311
DENMARK 1 .6%
Beverages 0 .4%
Royal Unibrew A/S * 30,845 2,423,410
Biotechnology 0 .9%
Ascendis Pharma A/S, ADR * 14,997 2,002,100
Zealand Pharma A/S, Class A * 32,135 4,334,380
6,336,480
Marine Transportation 0 .3%
Dfds A/S 66,051 1,811,216
10,571,106
FINLAND 0 .7%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 85,866 783,100
Chemicals 0 .6%
Kemira OYJ 166,093 3,753,628
4,536,728
FRANCE 4 .3%
Automobile Components 0 .3%
Valeo SE 161,783 1,847,025
Construction Materials 0 .2%
Imerys SA 14,322 486,452
Vicat SACA 21,525 747,839
1,234,291
Energy Equipment & Services 0 .5%
Technip Energies NV 102,684 2,615,439

Nationwide International Small Cap Fund - July 31, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
FRANCE
Energy Equipment & Services
Vallourec SACA *(a) 29,390 475,599
3,091,038
Financial Services 0 .3%
Wendel SE 21,538 2,062,459
Gas Utilities 0 .4%
Rubis SCA 83,111 2,600,522
Ground Transportation 0 .2%
Ayvens SA Reg. S (a)(b) 149,047 984,115
Household Durables 0 .5%
Kaufman & Broad SA 98,871 3,378,515
Media 1 .0%
JCDecaux SE * 335,296 6,976,968
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 8,674 1,279,049
Passenger Airlines 0 .5%
Air France-KLM *(a) 396,473 3,521,274
Personal Care Products 0 .2%
Interparfums SA 20,355 1,033,827
28,009,083
GERMANY 3 .8%
Aerospace & Defense 0 .8%
Hensoldt AG (a) 138,452 5,132,244
Biotechnology 0 .3%
Immatics NV *(a) 164,951 1,982,711
Diversified Telecommunication Services 0 .7%
United Internet AG (Registered) (a) 195,673 4,341,043
Electronic Equipment, Instruments & Components 0 .5%
Jenoptik AG 114,346 3,265,833
Financial Services 0 .3%
Hypoport SE *(a) 6,169 1,834,720
Machinery 0 .2%
KION Group AG 29,561 1,171,025
Professional Services 0 .1%
Bertrandt AG 30,131 873,250
Real Estate Management & Development 0 .5%
Sirius Real Estate Ltd. 2,737,072 3,319,222
Semiconductors & Semiconductor Equipment 0 .4%
AIXTRON SE (a) 117,661 2,747,970
24,668,018
HONG KONG 1 .1%
Banks 1 .1%
Dah Sing Financial Holdings Ltd. 2,655,277 6,950,343
INDIA 0 .4%
Hotels, Restaurants & Leisure 0 .2%
MakeMyTrip Ltd. *(a) 12,601 1,179,328
Machinery 0 .2%
Ashok Leyland Ltd. 477,245 1,468,612
2,647,940
ISRAEL 2 .7%
IT Services 1 .0%
Wix.com Ltd. * 39,549 6,166,678
Common Stocks
Shares Value ($)
ISRAEL
Oil, Gas & Consumable Fuels 0 .1%
Energean plc 74,031 951,170
Real Estate Management & Development 0 .4%
Melisron Ltd. 39,821 2,783,542
Software 1 .2%
Sapiens International Corp. NV 186,785 7,265,936
17,167,326
ITALY 4 .8%
Banks 0 .7%
Banca Monte dei Paschi di Siena
SpA 593,839 3,234,347
BPER Banca SpA 225,097 1,314,480
4,548,827
Construction Materials 0 .3%
Buzzi SpA 42,438 1,663,570
Electrical Equipment 0 .1%
Eurogroup Laminations SpA (a) 226,267 844,532
Energy Equipment & Services 0 .1%
Saipem SpA * 335,793 797,627
Financial Services 1 .0%
Banca Mediolanum SpA 178,258 2,103,163
BFF Bank SpA Reg. S (b) 337,558 3,805,315
5,908,478
Gas Utilities 0 .4%
Italgas SpA 517,149 2,766,096
Health Care Equipment & Supplies 0 .5%
DiaSorin SpA 29,527 3,224,423
Household Durables 0 .6%
De' Longhi SpA (a) 121,358 3,822,822
Life Sciences Tools & Services 0 .2%
Stevanato Group SpA (a) 71,095 1,470,245
Semiconductors & Semiconductor Equipment 0 .4%
Technoprobe SpA * 252,822 2,302,667
Textiles, Apparel & Luxury Goods 0 .5%
Brunello Cucinelli SpA 37,117 3,461,686
30,810,973
JAPAN 29 .4%
Automobile Components 0 .5%
Koito Manufacturing Co. Ltd. 87,800 1,310,336
Nifco, Inc. 63,060 1,618,875
2,929,211
Banks 2 .7%
Kyoto Financial Group, Inc. 229,764 4,331,952
Mebuki Financial Group, Inc. 1,132,700 4,742,853
Rakuten Bank Ltd. * 219,000 4,856,548
Shiga Bank Ltd. (The) 131,800 3,566,129
17,497,482
Broadline Retail 0 .5%
ASKUL Corp. 222,182 3,148,303
Building Products 0 .4%
Lixil Corp. 98,400 1,142,416
Sanwa Holdings Corp. 57,700 1,234,398
2,376,814
Chemicals 2 .4%
ADEKA Corp. 33,800 721,392
Air Water, Inc. 93,100 1,366,056

40 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Daicel Corp. 70,600 686,347
Denka Co. Ltd. 21,800 317,719
Kansai Paint Co. Ltd. 65,100 1,063,944
Lintec Corp. 29,700 668,912
Mitsubishi Gas Chemical Co., Inc. 54,700 1,051,377
Nippon Shokubai Co. Ltd. 52,600 572,623
NOF Corp. 79,900 1,145,195
Resonac Holdings Corp. (a) 50,600 1,259,754
Shin-Etsu Polymer Co. Ltd. 80,100 854,856
Sumitomo Bakelite Co. Ltd. 34,300 968,035
Sumitomo Chemical Co. Ltd. 396,000 1,029,208
Teijin Ltd. 54,700 526,672
Tokyo Ohka Kogyo Co. Ltd. 113,300 2,907,213
UBE Corp. 35,800 643,151
15,782,454
Commercial Services & Supplies 0 .2%
Kokuyo Co. Ltd. 91,400 1,538,323
Construction & Engineering 1 .3%
COMSYS Holdings Corp. 52,500 1,135,857
EXEO Group, Inc. 100,000 1,096,438
INFRONEER Holdings, Inc. 55,600 484,203
JGC Holdings Corp. 80,800 689,623
Kinden Corp. 36,900 784,473
Kyudenko Corp. 24,900 1,157,515
MIRAIT ONE Corp. 51,900 738,163
Penta-Ocean Construction Co.
Ltd. 99,100 442,270
Shimizu Corp. 174,300 1,100,049
SHO-BOND Holdings Co. Ltd. 15,600 601,554
8,230,145
Construction Materials 0 .1%
Taiheiyo Cement Corp. 28,400 777,620
Consumer Finance 0 .9%
Marui Group Co. Ltd. 361,345 5,868,789
Consumer Staples Distribution & Retail 0 .1%
Sundrug Co. Ltd. 17,323 481,023
Containers & Packaging 0 .2%
FP Corp. 91,300 1,572,289
Distributors 0 .3%
PALTAC Corp. 70,900 2,176,250
Electric Utilities 1 .4%
Kyushu Electric Power Co., Inc. 878,200 9,194,817
Electronic Equipment, Instruments & Components 0 .2%
Canon Marketing Japan, Inc. (a) 45,500 1,414,507
Financial Services 0 .4%
GMO Financial Gate, Inc. 29,540 1,320,460
GMO Payment Gateway, Inc. 21,456 1,224,152
2,544,612
Ground Transportation 0 .2%
Fukuyama Transporting Co. Ltd.
(a) 45,200 1,219,345
Hotel & Resort REITs 0 .8%
Invincible Investment Corp. 11,160 5,078,501
Household Durables 1 .3%
Casio Computer Co. Ltd. 225,000 1,819,661
Nikon Corp. 278,300 3,205,413
Common Stocks
Shares Value ($)
JAPAN
Household Durables
Sumitomo Forestry Co. Ltd. 76,542 3,230,741
8,255,815
Industrial Conglomerates 0 .8%
Hikari Tsushin, Inc. 28,283 5,288,816
Leisure Products 1 .1%
Roland Corp. 1,400 36,449
Sega Sammy Holdings, Inc. 328,785 5,351,461
Yamaha Corp. 82,722 1,974,590
7,362,500
Machinery 2 .6%
Amada Co. Ltd. 129,900 1,535,525
DMG Mori Co. Ltd. 48,000 1,227,246
Ebara Corp. 149,600 2,160,598
IHI Corp. 53,300 1,946,654
Japan Steel Works Ltd. (The) 21,000 595,576
Kawasaki Heavy Industries Ltd. 59,300 2,193,412
Kurita Water Industries Ltd. 25,800 1,101,930
Miura Co. Ltd. 33,100 766,261
Nabtesco Corp. 50,100 989,492
NGK Insulators Ltd. 73,300 990,255
NSK Ltd. 105,100 555,683
Sumitomo Heavy Industries Ltd. 53,600 1,446,167
THK Co. Ltd. 58,300 1,103,810
16,612,609
Media 1 .0%
Hakuhodo DY Holdings, Inc. (a) 770,854 6,308,281
Pharmaceuticals 0 .2%
Nxera Pharma Co. Ltd. * 142,400 1,587,582
Professional Services 3 .1%
BayCurrent Consulting, Inc. (a) 58,797 1,783,162
en Japan, Inc. 172,700 3,256,153
Persol Holdings Co. Ltd. 1,556,000 2,679,359
TechnoPro Holdings, Inc. 470,856 9,101,059
Timee, Inc. * 108,300 1,048,263
Visional, Inc. * 23,673 1,248,914
19,116,910
Real Estate Management & Development 2 .2%
Daito Trust Construction Co. Ltd. 43,706 5,264,442
SRE Holdings Corp. *(a) 77,700 2,461,820
Tokyu Fudosan Holdings Corp. 891,715 6,457,173
14,183,435
Semiconductors & Semiconductor Equipment 1 .1%
Shinko Electric Industries Co. Ltd. 49,100 1,865,841
Socionext, Inc. 76,800 1,548,234
Ulvac, Inc. (a) 61,800 3,784,454
7,198,529
Software 0 .4%
Rakus Co. Ltd. 80,800 1,133,485
Sansan, Inc. * 111,381 1,657,862
2,791,347
Specialty Retail 1 .5%
ABC-Mart, Inc. 208,712 4,103,913
Adastria Co. Ltd. 16,700 370,311
Shimamura Co. Ltd. 109,383 5,380,644
9,854,868
Textiles, Apparel & Luxury Goods 0 .5%
Asics Corp. 202,900 3,319,142
Trading Companies & Distributors 0 .6%
Inaba Denki Sangyo Co. Ltd. 35,900 942,567
Sojitz Corp. 79,880 1,907,626

Nationwide International Small Cap Fund - July 31, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Yamazen Corp. 70,900 735,677
3,585,870
Transportation Infrastructure 0 .4%
Japan Airport Terminal Co. Ltd. 63,300 2,314,711
189,610,900
JERSEY 1 .2%
Metals & Mining 1 .2%
Metals Acquisition Ltd. CRDI *(a) 583,960 7,469,921
MEXICO 0 .4%
Ground Transportation 0 .1%
Grupo Traxion SAB de CV, Class A
Reg. S *(a)(b) 613,300 736,711
Real Estate Management & Development 0 .3%
Corp. Inmobiliaria Vesta SAB de
CV 527,314 1,544,214
2,280,925
NETHERLANDS 1 .7%
Biotechnology 0 .3%
Merus NV * 36,892 1,956,752
Chemicals 0 .1%
Corbion NV 28,245 630,800
Oil, Gas & Consumable Fuels 0 .9%
Koninklijke Vopak NV 133,320 5,948,103
Professional Services 0 .4%
Arcadis NV 38,697 2,765,281
11,300,936
NEW ZEALAND 0 .1%
Building Products 0 .1%
Fletcher Building Ltd. 337,783 626,821
NORWAY 1 .0%
Energy Equipment & Services 0 .2%
DOF Group ASA * 39,688 410,681
Seadrill Ltd. * 16,287 895,948
1,306,629
Industrial Conglomerates 0 .3%
Aker ASA, Class A 28,244 1,656,772
Insurance 0 .5%
Storebrand ASA 339,007 3,400,008
6,363,409
SINGAPORE 1 .6%
Ground Transportation 0 .1%
ComfortDelGro Corp. Ltd. 826,200 865,494
Real Estate Management & Development 0 .5%
UOL Group Ltd. 782,300 3,148,999
Specialized REITs 0 .2%
Keppel DC REIT 739,600 1,120,057
Transportation Infrastructure 0 .8%
SATS Ltd. 2,218,812 5,450,867
10,585,417
Common Stocks
Shares Value ($)
SLOVENIA 0 .6%
Banks 0 .6%
Nova Ljubljanska Banka dd, GDR
Reg. S 143,825 4,078,338
SOUTH KOREA 0 .3%
Semiconductors & Semiconductor Equipment 0 .3%
Eugene Technology Co. Ltd. 63,108 2,128,962
SPAIN 1 .3%
Machinery 0 .8%
Fluidra SA 220,415 4,898,536
Pharmaceuticals 0 .5%
Almirall SA (a) 351,414 3,499,791
8,398,327
SWEDEN 1 .7%
Containers & Packaging 0 .4%
Billerud Aktiebolag (a) 283,478 2,852,040
Leisure Products 0 .4%
Thule Group AB Reg. S (b) 83,102 2,294,727
Machinery 0 .4%
Trelleborg AB, Class B 72,739 2,696,897
Real Estate Management & Development 0 .5%
Cibus Nordic Real Estate AB publ
(a) 184,061 2,873,329
10,716,993
SWITZERLAND 2 .0%
Life Sciences Tools & Services 1 .8%
Siegfried Holding AG (Registered) 4,708 5,489,994
Tecan Group AG (Registered) 15,438 5,743,270
11,233,264
Real Estate Management & Development 0 .2%
PSP Swiss Property AG
(Registered) 11,937 1,595,568
12,828,832
TAIWAN 1 .6%
Electronic Equipment, Instruments & Components 0 .8%
Chroma ATE, Inc. 536,209 4,974,740
Semiconductors & Semiconductor Equipment 0 .8%
ASPEED Technology, Inc. 25,000 3,163,129
Nanya Technology Corp. * 1,354,000 2,388,789
5,551,918
10,526,658
UNITED KINGDOM 20 .9%
Beverages 0 .2%
Britvic plc 62,502 1,020,999
Biotechnology 1 .0%
Autolus Therapeutics plc, ADR *(a) 371,253 1,741,177
Genus plc 79,634 1,873,699
Immunocore Holdings plc, ADR
*(a) 68,749 2,729,335
6,344,211
Broadline Retail 0 .8%
B&M European Value Retail SA 825,288 4,972,391
Capital Markets 0 .8%
Allfunds Group plc 388,513 2,335,996
Intermediate Capital Group plc 91,140 2,569,056
4,905,052

42 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Chemicals 0 .6%
Elementis plc 1,322,131 2,723,160
Synthomer plc * 305,778 1,040,768
3,763,928
Consumer Staples Distribution & Retail 1 .0%
Marks & Spencer Group plc 1,503,222 6,352,835
Distributors 0 .5%
Inchcape plc 310,296 3,367,514
Electronic Equipment, Instruments & Components 0 .7%
Spectris plc 122,978 4,801,821
Energy Equipment & Services 0 .3%
Subsea 7 SA 100,898 1,940,382
Food Products 0 .6%
Tate & Lyle plc 440,485 3,727,395
Health Care Equipment & Supplies 0 .7%
ConvaTec Group plc Reg. S (b) 1,525,883 4,597,280
Hotels, Restaurants & Leisure 2 .0%
Deliveroo plc, Class A Reg. S *(b) 1,212,944 2,056,001
Greggs plc 91,250 3,675,016
Trainline plc Reg. S *(b) 1,614,522 7,055,527
12,786,544
Household Durables 0 .4%
Bellway plc 69,957 2,572,777
Industrial Conglomerates 0 .9%
Smiths Group plc 260,494 5,974,433
Insurance 1 .8%
Beazley plc 939,023 8,263,198
Sabre Insurance Group plc Reg.
S (b) 1,534,741 3,121,173
11,384,371
IT Services 1 .1%
Softcat plc 336,306 7,038,733
Machinery 2 .4%
IMI plc 350,671 8,525,562
Rotork plc 1,663,122 7,729,578
16,255,140
Marine Transportation 0 .1%
Clarkson plc 11,331 661,062
Metals & Mining 0 .1%
Hill & Smith plc 17,157 507,065
Oil, Gas & Consumable Fuels 0 .2%
Harbour Energy plc 264,046 1,063,917
Pharmaceuticals 0 .7%
Verona Pharma plc, ADR *(a) 190,913 4,326,089
Retail REITs 2 .1%
Hammerson plc 24,305,881 9,001,050
Shaftesbury Capital plc 2,686,826 5,258,460
14,259,510
Specialized REITs 0 .5%
Big Yellow Group plc 190,512 2,968,099
Specialty Retail 0 .5%
WH Smith plc 192,658 3,275,165
Trading Companies & Distributors 0 .5%
RS GROUP plc 304,962 3,215,363
Common Stocks
Shares Value ($)
UNITED KINGDOM
Water Utilities 0 .4%
Pennon Group plc 362,434 2,891,076
134,973,152
UNITED STATES 1 .2%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 377,898 1,280,533
Professional Services 1 .0%
Fiverr International Ltd. *(a) 257,016 6,710,688
7,991,221
ZAMBIA 0 .2%
Metals & Mining 0 .2%
First Quantum Minerals Ltd. 79,729 975,932
Total Common Stocks
(cost $554,486,342) 629,895,015
Exchange Traded Fund 1 .4%
UNITED STATES 1 .4%
iShares MSCI EAFE Small-Cap
ETF 142,590 9,238,406
Total Exchange Traded Fund
(cost $9,245,787) 9,238,406
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreements 4 .4%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$1,773,724, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $1,809,199.(c) 1,773,461 1,773,461
Nomura Securities
International, Inc., 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$10,001,484, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052; total
market value $10,200,001.(c) 10,000,000 10,000,000

Nationwide International Small Cap Fund - July 31, 2024 (Unaudited) - Statement of Investments - 43
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
5.34%, dated 7/31/2024, due
8/1/2024, repurchase price
$10,001,484, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053; total
market value $10,201,513.(c) 10,000,000 10,000,000
Societe Generale, 5.33%,
dated 7/31/2024, due
8/1/2024, repurchase price
$7,001,037, collateralized by
U.S. Government Treasury
Securities, 4.13%, maturing
7/31/2031; total market value
$7,140,004.(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $28,773,461) 28,773,461
Total Investments
(cost $592,505,590) — 103.2% 667,906,882
Liabilities in excess of other assets — (3.2)% (20,970,443)
NET ASSETS — 100.0%
$ 646,936,439
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $45,145,830, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,773,461 and by $18,474,400 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 8/15/2024 – 11/15/2053, a total value
of $47,247,861.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2024 was $39,863,380 which
represents 6.16% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $28,773,461.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

44 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - July 31, 2024 (Unaudited) - Statement of Investments - 45
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 5,132,244 $ – $ 5,132,244
Automobile Components – 6,654,095 – 6,654,095
Banks – 49,709,395 – 49,709,395
Beverages – 3,444,409 – 3,444,409
Biotechnology 12,176,213 6,208,079 – 18,384,292
Broadline Retail – 8,120,694 – 8,120,694
Building Products – 4,284,168 – 4,284,168
Capital Markets – 4,905,052 – 4,905,052
Chemicals 1,650,009 25,059,836 – 26,709,845
Commercial Services & Supplies – 1,538,323 – 1,538,323
Construction & Engineering – 9,523,643 – 9,523,643
Construction Materials – 5,600,283 – 5,600,283
Consumer Finance – 5,868,789 – 5,868,789
Consumer Staples Distribution & Retail – 6,833,858 – 6,833,858
Containers & Packaging – 6,220,215 – 6,220,215
Distributors – 5,543,764 – 5,543,764
Diversified REITs – 6,466,309 – 6,466,309
Diversified Telecommunication Services – 4,341,043 – 4,341,043
Electric Utilities – 9,194,817 – 9,194,817
Electrical Equipment – 844,532 – 844,532
Electronic Equipment, Instruments &
Components – 14,456,901 – 14,456,901
Energy Equipment & Services 1,306,629 5,829,047 – 7,135,676
Financial Services 300,879 15,494,480 – 15,795,359
Food Products – 3,727,395 – 3,727,395
Gas Utilities – 7,568,769 – 7,568,769
Ground Transportation 736,711 3,068,954 – 3,805,665
Health Care Equipment & Supplies – 7,821,703 – 7,821,703
Hotel & Resort REITs – 5,078,501 – 5,078,501
Hotels, Restaurants & Leisure 1,179,328 12,786,544 – 13,965,872
Household Durables – 18,029,929 – 18,029,929
Independent Power and Renewable
Electricity Producers – 1,330,879 – 1,330,879
Industrial Conglomerates – 12,920,021 – 12,920,021
Insurance – 14,784,379 – 14,784,379
Interactive Media & Services 759,516 – – 759,516
IT Services 6,166,678 7,038,733 – 13,205,411
Leisure Products – 9,657,227 – 9,657,227
Life Sciences Tools & Services 1,470,245 11,233,264 – 12,703,509
Machinery – 46,207,544 – 46,207,544
Marine Transportation – 2,472,278 – 2,472,278
Media – 13,285,249 – 13,285,249
Metals & Mining 6,711,291 10,687,569 – 17,398,860
Oil, Gas & Consumable Fuels 6,891,910 14,556,087 – 21,447,997
Passenger Airlines – 3,521,274 – 3,521,274
Personal Care Products – 1,033,827 – 1,033,827
Pharmaceuticals 4,326,089 5,087,373 – 9,413,462
Professional Services 7,758,951 21,707,178 – 29,466,129
Real Estate Management & Development 2,879,918 27,904,095 – 30,784,013
Retail REITs – 14,259,510 – 14,259,510
Semiconductors & Semiconductor
Equipment – 19,930,046 – 19,930,046
Software 12,605,720 4,523,598 – 17,129,318
Specialized REITs – 8,955,410 – 8,955,410
Specialty Retail – 13,130,033 – 13,130,033
Textiles, Apparel & Luxury Goods – 6,780,828 – 6,780,828
Trading Companies & Distributors – 11,956,101 – 11,956,101
Transportation Infrastructure – 7,765,578 – 7,765,578

46 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities – $ 2,891,076 $ – $ 2,891,076
Total Common Stocks $ 66,920,087 $ 562,974,928 $ – $ 629,895,015
Exchange Traded Fund 9,238,406 – – 9,238,406
Repurchase Agreements – 28,773,461 – 28,773,461
Rights – – – –
Total $ 76,158,493 $ 591,748,389 $ – $ 667,906,882
As of July 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Janus Henderson Overseas Fund - July 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks 97 .5%
Shares Value ($)
AUSTRIA 2 .9%
Banks 2 .9%
Erste Group Bank AG 27,333 1,418,770
CANADA 7 .1%
Metals & Mining 4 .1%
Teck Resources Ltd., Class B 41,975 2,057,631
Oil, Gas & Consumable Fuels 3 .0%
Canadian Natural Resources Ltd. 41,266 1,464,118
3,521,749
CHINA 2 .6%
Biotechnology 1 .1%
Zai Lab Ltd., ADR *(a) 28,313 538,797
Broadline Retail 0 .8%
JD.com, Inc., Class A 29,128 383,792
Ground Transportation 0 .7%
Full Truck Alliance Co. Ltd., ADR 45,590 346,484
1,269,073
DENMARK 2 .7%
Biotechnology 0 .7%
Ascendis Pharma A/S, ADR * 2,490 332,415
Pharmaceuticals 2 .0%
Novo Nordisk A/S, Class B 7,539 998,944
1,331,359
FRANCE 8 .2%
Banks 3 .9%
BNP Paribas SA 28,530 1,954,149
Machinery 0 .7%
Alstom SA *(a) 17,087 334,116
Oil, Gas & Consumable Fuels 2 .8%
Gaztransport Et Technigaz SA 3,173 467,884
TotalEnergies SE 13,660 921,258
1,389,142
Textiles, Apparel & Luxury Goods 0 .8%
LVMH Moet Hennessy Louis
Vuitton SE 548 386,237
4,063,644
GERMANY 5 .4%
Automobiles 1 .7%
Dr Ing hc F Porsche AG
(Preference) Reg. S (a)(b) 11,329 854,998
Diversified Telecommunication Services 3 .7%
Deutsche Telekom AG
(Registered) 69,623 1,819,503
2,674,501
HONG KONG 2 .0%
Insurance 2 .0%
AIA Group Ltd. 149,475 996,226
INDIA 3 .6%
Banks 2 .8%
HDFC Bank Ltd. 73,793 1,421,052
Hotels, Restaurants & Leisure 0 .8%
MakeMyTrip Ltd. *(a) 4,053 379,320
1,800,372
Common Stocks
Shares Value ($)
ITALY 3 .3%
Banks 1 .8%
UniCredit SpA 22,336 916,271
Beverages 1 .5%
Davide Campari-Milano NV (a) 81,510 735,350
1,651,621
JAPAN 14 .4%
Automobiles 2 .4%
Toyota Motor Corp. 61,200 1,191,290
Banks 2 .3%
Resona Holdings, Inc. 158,600 1,150,691
Chemicals 1 .5%
Shin-Etsu Chemical Co. Ltd. 16,700 746,149
Insurance 4 .2%
Dai-ichi Life Holdings, Inc. 66,002 2,028,549
IT Services 1 .4%
Fujitsu Ltd. 39,900 712,545
Pharmaceuticals 1 .3%
Daiichi Sankyo Co. Ltd. 15,600 634,899
Wireless Telecommunication Services 1 .3%
SoftBank Group Corp. 10,300 631,450
7,095,573
NETHERLANDS 7 .3%
Beverages 2 .7%
Heineken NV 14,885 1,320,498
Biotechnology 1 .3%
Argenx SE, ADR * 1,226 632,457
Semiconductors & Semiconductor Equipment 3 .3%
ASML Holding NV (a) 1,778 1,633,273
3,586,228
SOUTH KOREA 2 .1%
Technology Hardware, Storage & Peripherals 2 .1%
Samsung Electronics Co. Ltd. 16,643 1,023,284
SWEDEN 2 .0%
Electronic Equipment, Instruments & Components 2 .0%
Hexagon AB, Class B 97,059 986,900
TAIWAN 6 .9%
Semiconductors & Semiconductor Equipment 6 .9%
Taiwan Semiconductor
Manufacturing Co. Ltd. 118,000 3,391,810
UNITED KINGDOM 17 .3%
Aerospace & Defense 4 .8%
BAE Systems plc 142,723 2,382,533
Banks 2 .2%
NatWest Group plc 235,425 1,111,013
Commercial Services & Supplies 2 .1%
Rentokil Initial plc 166,334 1,014,079
Hotels, Restaurants & Leisure 1 .4%
Entain plc 91,281 671,818
Industrial REITs 1 .3%
Segro plc 52,508 619,113
Personal Care Products 3 .3%
Unilever plc 26,363 1,617,245

48 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 2 .2%
AstraZeneca plc 6,998 1,109,502
8,525,303
UNITED STATES 9 .7%
Entertainment 3 .7%
Liberty Media Corp-Liberty
Formula One, Class C *(a) 23,267 1,881,602
Life Sciences Tools & Services 1 .7%
ICON plc * 2,497 820,115
Pharmaceuticals 1 .5%
Sanofi SA 7,215 741,999
Textiles, Apparel & Luxury Goods 2 .8%
Samsonite International SA Reg.
S (b) 470,823 1,358,938
4,802,654
Total Common Stocks
(cost $37,254,720) 48,139,067
Repurchase Agreement 7 .8%
Principal
Amount ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase price
$3,867,144, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053; total
market value $3,944,489.(c) 3,866,571 3,866,571
Total Repurchase Agreement
(cost $3,866,571) 3,866,571
Total Investments
(cost $41,121,291) — 105.3% 52,005,638
Liabilities in excess of other assets — (5.3)% (2,612,986)
NET ASSETS — 100.0%
$ 49,392,652
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $4,629,401, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$3,866,571 and by $900,974 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 4.38%, and maturity dates ranging from 7/15/2025 –
2/15/2053, a total value of $4,767,545.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$2,213,936 which represents 4.48% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $3,866,571.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Janus Henderson Overseas Fund - July 31, 2024 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Janus Henderson Overseas Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,382,533 $ – $ 2,382,533
Automobiles – 2,046,288 – 2,046,288
Banks – 7,971,946 – 7,971,946
Beverages – 2,055,848 – 2,055,848
Biotechnology 1,503,669 – – 1,503,669
Broadline Retail – 383,792 – 383,792
Chemicals – 746,149 – 746,149
Commercial Services & Supplies – 1,014,079 – 1,014,079
Diversified Telecommunication Services – 1,819,503 – 1,819,503
Electronic Equipment, Instruments &
Components – 986,900 – 986,900
Entertainment 1,881,602 – – 1,881,602
Ground Transportation 346,484 – – 346,484
Hotels, Restaurants & Leisure 379,320 671,818 – 1,051,138
Industrial REITs – 619,113 – 619,113
Insurance – 3,024,775 – 3,024,775
IT Services – 712,545 – 712,545
Life Sciences Tools & Services 820,115 – – 820,115
Machinery – 334,116 – 334,116
Metals & Mining 2,057,631 – – 2,057,631
Oil, Gas & Consumable Fuels 1,464,118 1,389,142 – 2,853,260
Personal Care Products – 1,617,245 – 1,617,245
Pharmaceuticals – 3,485,344 – 3,485,344
Semiconductors & Semiconductor
Equipment – 5,025,083 – 5,025,083
Technology Hardware, Storage &
Peripherals – 1,023,284 – 1,023,284
Textiles, Apparel & Luxury Goods – 1,745,175 – 1,745,175
Wireless Telecommunication Services – 631,450 – 631,450
Total Common Stocks $ 8,452,939 $ 39,686,128 $ – $ 48,139,067
Repurchase Agreement – 3,866,571 – 3,866,571
Total $ 8,452,939 $ 43,552,699 $ – $ 52,005,638
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 132,080 130,396
Automobiles 0 .0%
†
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,362
Consumer Finance 0 .1%
World Omni Auto Receivables
Trust
Series 2024-A, Class A3,
4.86%, 3/15/2029 170,000 170,613
Series 2024-A, Class B,
5.09%, 12/17/2029 200,000 201,472
372,085
Credit Card 0 .2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 513,090
Total Asset-Backed Securities
(cost $1,102,915)
1,105,933
Commercial Mortgage-Backed Securities 1 .4%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 432,670
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K066, Class A2,
3.12%, 6/25/2027 250,000 240,875
Series K739, Class A2,
1.34%, 9/25/2027 620,000 568,365
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 476,670
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 189,245
FNMA ACES REMIC, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,049,067 940,148
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 705,421
Morgan Stanley Capital I
Trust, Series 2019-H6,
Class A4, 3.42%, 6/15/2052 150,000 140,012
Total Commercial Mortgage-Backed
Securities
(cost $4,028,545) 3,693,406
Corporate Bonds 24 .9%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
3.10%, 5/1/2026(b) 50,000 48,028
3.20%, 3/1/2029 100,000 90,723
5.15%, 5/1/2030 50,000 49,240
6.13%, 2/15/2033(b) 50,000 51,506
6.53%, 5/1/2034(c) 20,000 20,995
5.71%, 5/1/2040 140,000 133,442
5.81%, 5/1/2050(b) 25,000 23,297
6.86%, 5/1/2054(c) 60,000 63,519
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 44,919
General Electric Co. ,
Series A, 6.75%,
3/15/2032(b) 100,000 111,883
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035(b) 55,000 53,347
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 42,336
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 82,993
4.15%, 6/15/2053 10,000 8,359
5.70%, 11/15/2054 25,000 26,485
4.30%, 6/15/2062 10,000 8,411
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 91,837
RTX Corp. ,
3.95%, 8/16/2025 80,000 79,083
4.13%, 11/16/2028 200,000 195,823
6.10%, 3/15/2034 50,000 53,883
4.50%, 6/1/2042 50,000 44,484
3.75%, 11/1/2046 50,000 38,934
3.03%, 3/15/2052 50,000 32,962
1,396,489
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,637
4.55%, 4/1/2046 100,000 85,733
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 44,375
5.30%, 4/1/2050(b) 50,000 49,464
199,209
Automobile Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 25,000 22,810
BorgWarner, Inc. ,
2.65%, 7/1/2027(b) 25,000 23,626
Lear Corp. ,
3.80%, 9/15/2027 123,000 118,956
165,392
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 50,000 41,972
4.75%, 1/15/2043 25,000 20,459
5.29%, 12/8/2046 25,000 22,218
General Motors Co. ,
6.25%, 10/2/2043 100,000 101,777
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,947

2 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 60,487
264,860
Banks 4 .9%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 196,181
6.61%, 11/7/2028 200,000 213,610
Bank of America Corp. ,
4.25%, 10/22/2026(b) 145,000 142,938
(SOFR + 1.05%), 2.55%,
2/4/2028(d) 100,000 94,488
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(b)(d) 191,000 182,546
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(d) 50,000 48,510
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 100,000 96,310
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 100,000 88,374
(SOFR + 1.32%), 2.69%,
4/22/2032(b)(d) 200,000 172,934
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 95,000 82,365
(SOFR + 1.83%), 4.57%,
4/27/2033(d) 40,000 38,624
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(d) 45,000 44,964
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 100,000 100,934
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 50,000 51,127
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 95,000 86,482
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 100,000 71,655
5.88%, 2/7/2042 25,000 26,783
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(d) 50,000 44,244
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 70,000 57,746
(SOFR + 1.56%), 2.97%,
7/21/2052(d) 30,000 20,231
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,783
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 25,000 20,935
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026(b) 250,000 240,017
5.65%, 2/1/2034 10,000 10,420
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b)(d) 200,000 213,236
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b)(d) 250,000 249,193
(SOFR + 2.22%), 6.49%,
9/13/2029(d) 200,000 210,445
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,332
3.60%, 4/7/2032 30,000 27,248
Citibank NA ,
5.86%, 9/29/2025 250,000 252,399
Citigroup, Inc. ,
3.70%, 1/12/2026(b) 250,000 245,642
3.40%, 5/1/2026 200,000 195,012
(SOFR + 1.28%), 3.07%,
2/24/2028(b)(d) 10,000 9,559
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(d) 100,000 95,896
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 100,000 96,083
(SOFR + 1.17%), 2.56%,
5/1/2032(d) 80,000 68,255
6.63%, 6/15/2032 142,000 154,422
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 35,000 36,334
(SOFR + 2.06%), 5.83%,
2/13/2035(d) 20,000 20,272
(SOFR + 1.45%), 5.45%,
6/11/2035(d) 25,000 25,412
8.13%, 7/15/2039 40,000 51,309
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(b)(d) 90,000 76,407
4.65%, 7/23/2048(b) 30,000 27,080
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 86,138
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 10,000 10,656
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 14,034
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 243,492
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 67,918
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(d) 20,000 18,632
HSBC Holdings plc ,
(CME Term SOFR 3
Month + 1.61%), 4.29%,
9/12/2026(d) 200,000 197,740
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 200,000 214,025
(SOFR + 1.97%), 6.16%,
3/9/2029(d) 200,000 207,681

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(d) 200,000 196,702
4.95%, 3/31/2030(b) 200,000 201,258
6.50%, 9/15/2037 100,000 105,747
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 25,000 25,982
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 15,000 15,164
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(d) 200,000 195,465
JPMorgan Chase & Co. ,
3.30%, 4/1/2026 150,000 146,497
(SOFR + 1.56%), 4.32%,
4/26/2028(d) 60,000 59,261
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 150,000 150,217
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 150,000 157,329
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(d) 25,000 24,663
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(d) 80,000 76,136
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 25,000 25,186
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(d) 20,000 18,089
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 125,000 110,589
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(d) 100,000 86,263
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 35,000 30,512
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 50,000 49,531
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 50,000 51,787
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 100,000 101,825
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 50,000 52,403
6.40%, 5/15/2038(b) 120,000 136,805
5.60%, 7/15/2041 40,000 41,912
(SOFR + 1.46%), 3.16%,
4/22/2042(b)(d) 50,000 38,285
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 80,000 65,943
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 60,000 42,156
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 200,080
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 94,524
3.63%, 4/1/2026 200,000 197,400
3.75%, 2/15/2028 100,000 98,883
2.88%, 4/3/2028 200,000 191,974
1.75%, 9/14/2029 100,000 89,664
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 110,000 116,573
Lloyds Banking Group plc ,
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 200,000 191,420
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 247,686
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(d) 200,000 187,442
3.75%, 7/18/2039 200,000 173,269
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(d) 200,000 205,779
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 245,416
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(d) 200,000 187,624
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 69,564
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(d) 70,000 71,643
2.55%, 1/22/2030(b) 20,000 17,935
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 25,000 25,613
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(d) 40,000 39,571
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(d) 35,000 38,952
(SOFR + 1.60%), 5.40%,
7/23/2035(d) 25,000 25,263
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 94,237
5.00%, 2/1/2033(b) 70,000 70,635
5.15%, 2/1/2034 15,000 15,241
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027(b) 100,000 98,000

4 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(d) 200,000 203,642
Sumitomo Mitsui Financial
Group, Inc. ,
5.46%, 1/13/2026 200,000 201,294
3.20%, 9/17/2029(b) 250,000 231,374
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027(b) 150,000 147,459
4.46%, 6/8/2032(b) 60,000 58,067
Truist Financial Corp. ,
(SOFR + 0.61%), 1.27%,
3/2/2027(d) 50,000 47,021
1.95%, 6/5/2030 50,000 42,574
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 10,000 9,486
(SOFR + 2.30%), 6.12%,
10/28/2033(d) 40,000 41,899
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 40,000 39,240
(SOFR + 1.92%), 5.71%,
1/24/2035(d) 40,000 40,897
US Bancorp ,
Series X, 3.15%,
4/27/2027(b) 250,000 240,565
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(d) 25,000 24,087
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 60,000 62,286
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 25,000 25,679
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(b)(d) 40,000 39,691
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 100,000 90,591
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 50,000 44,342
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 90,000 88,459
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 130,000 132,911
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 60,000 65,375
5.61%, 1/15/2044 240,000 237,608
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(b)(d) 60,000 56,504
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 133,469
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(d) 30,000 25,490
3.13%, 11/18/2041 65,000 47,420
12,895,578
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 140,000 132,540
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029(b) 150,000 151,486
5.45%, 1/23/2039 80,000 83,195
5.55%, 1/23/2049(b) 100,000 102,872
5.80%, 1/23/2059 20,000 21,388
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 20,029
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 100,000 96,085
2.60%, 6/1/2050 100,000 64,277
Constellation Brands, Inc. ,
4.40%, 11/15/2025 40,000 39,700
5.25%, 11/15/2048 50,000 47,579
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 180,379
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 17,223
4.50%, 4/15/2052 30,000 25,603
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 41,205
PepsiCo, Inc. ,
4.45%, 5/15/2028 100,000 100,748
3.45%, 10/6/2046 75,000 58,271
2.75%, 10/21/2051 50,000 32,974
1,215,554
Biotechnology 0 .5%
AbbVie, Inc. ,
3.20%, 5/14/2026 140,000 136,558
3.20%, 11/21/2029 60,000 56,294
5.05%, 3/15/2034 40,000 40,737
4.30%, 5/14/2036 50,000 47,282
4.70%, 5/14/2045 50,000 46,525
4.25%, 11/21/2049 175,000 149,545
5.50%, 3/15/2064 20,000 20,228
Amgen, Inc. ,
5.15%, 3/2/2028(b) 70,000 70,956
5.25%, 3/2/2033(b) 80,000 81,304
5.60%, 3/2/2043 60,000 60,578
4.66%, 6/15/2051 170,000 148,927
5.75%, 3/2/2063 60,000 60,404
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 93,901
3.15%, 5/1/2050 30,000 19,987
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 80,000 78,539
4.75%, 3/1/2046 150,000 136,894
1,248,659
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031 200,000 169,883
Amazon.com, Inc. ,
1.65%, 5/12/2028(b) 200,000 181,160
3.60%, 4/13/2032 25,000 23,502
4.70%, 12/1/2032 25,000 25,316
2.50%, 6/3/2050 50,000 31,455
3.95%, 4/13/2052(b) 25,000 20,701
4.25%, 8/22/2057 150,000 129,136

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
eBay, Inc. ,
4.00%, 7/15/2042 50,000 40,963
622,116
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,828
2.72%, 2/15/2030 100,000 90,091
5.90%, 3/15/2034 50,000 53,503
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 46,297
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 100,020
Masco Corp. ,
3.13%, 2/15/2051 30,000 20,018
Owens Corning ,
4.30%, 7/15/2047 10,000 8,259
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 20,958
360,974
Capital Markets 1 .6%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 58,473
5.88%, 3/1/2029 20,000 20,069
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 94,289
Series J, 1.90%, 1/25/2029 100,000 89,844
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(d) 20,000 21,166
(SOFR + 1.85%), 6.47%,
10/25/2034(d) 40,000 44,068
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 46,661
Blue Owl Credit Income Corp. ,
6.65%, 3/15/2031 10,000 10,071
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 83,118
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 60,195
3.50%, 3/30/2051 20,000 14,322
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 93,661
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(d) 50,000 51,227
1.95%, 12/1/2031 50,000 40,946
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(d) 35,000 37,067
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 51,495
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(d) 200,000 187,445
(SOFR + 2.51%), 6.82%,
11/20/2029(d) 150,000 158,675
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 25,000 25,177
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(d) 200,000 187,156
(SOFR + 1.11%), 2.64%,
2/24/2028(d) 25,000 23,602
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 100,000 105,819
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 25,000 25,123
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(d) 30,000 32,979
(SOFR + 1.55%), 5.85%,
4/25/2035(d) 30,000 31,349
(SOFR + 1.55%), 5.33%,
7/23/2035(b)(d) 25,000 25,185
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(d) 250,000 227,915
6.25%, 2/1/2041 130,000 142,856
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,617
4.60%, 3/15/2033(b) 20,000 19,566
4.95%, 6/15/2052(b) 20,000 18,794
3.00%, 9/15/2060 50,000 30,969
5.20%, 6/15/2062 20,000 19,240
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 47,618
Moody's Corp. ,
3.75%, 2/25/2052 40,000 30,722
Morgan Stanley ,
4.35%, 9/8/2026(b) 250,000 246,990
(SOFR + 1.00%), 2.48%,
1/21/2028(d) 130,000 122,641
(SOFR + 2.24%), 6.30%,
10/18/2028(b)(d) 80,000 83,441
(SOFR + 1.59%), 5.16%,
4/20/2029(d) 110,000 111,108
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(d) 50,000 49,143
(SOFR + 1.26%), 5.66%,
4/18/2030(d) 80,000 82,522
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 40,000 35,762
7.25%, 4/1/2032 100,000 115,393
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 85,000 70,943
(SOFR + 1.29%), 2.94%,
1/21/2033(b)(d) 50,000 43,279
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(d) 80,000 86,596
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 20,000 20,093
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 100,000 101,503

6 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 30,000 31,344
(SOFR + 1.56%), 5.32%,
7/19/2035(d) 45,000 45,371
4.38%, 1/22/2047 150,000 132,301
Nasdaq, Inc. ,
5.55%, 2/15/2034(b) 90,000 92,426
6.10%, 6/28/2063(b) 10,000 10,518
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 200,000 187,360
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 48,558
1.95%, 5/1/2030 50,000 43,342
S&P Global, Inc. ,
2.70%, 3/1/2029 10,000 9,251
2.90%, 3/1/2032(b) 50,000 44,172
3.90%, 3/1/2062 25,000 19,291
State Street Corp. ,
(SOFR + 1.35%), 5.75%,
11/4/2026(d) 50,000 50,403
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(d) 40,000 39,524
UBS AG ,
5.65%, 9/11/2028 200,000 207,073
4,306,827
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 28,888
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 52,563
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 59,392
Dow Chemical Co. (The) ,
4.25%, 10/1/2034(b) 86,000 80,441
6.90%, 5/15/2053(b) 25,000 28,531
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 19,066
5.42%, 11/15/2048(b) 25,000 26,387
Eastman Chemical Co. ,
4.65%, 10/15/2044(b) 50,000 43,338
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 84,432
FMC Corp. ,
6.38%, 5/18/2053 15,000 15,386
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,675
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,856
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 49,831
Mosaic Co. (The) ,
5.45%, 11/15/2033(b) 50,000 50,669
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 52,354
5.00%, 4/1/2049 20,000 18,081
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 91,551
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 43,525
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Westlake Corp. ,
4.38%, 11/15/2047 40,000 32,993
809,959
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 44,900
3.05%, 3/1/2050 50,000 34,485
Waste Connections, Inc. ,
4.20%, 1/15/2033(b) 60,000 57,117
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 42,757
179,259
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 144,152
5.90%, 2/15/2039(b) 40,000 43,627
5.30%, 2/26/2054 25,000 25,195
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 47,435
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 30,144
290,553
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 44,867
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 41,828
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 98,185
140,013
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027(b) 150,000 144,438
3.00%, 10/29/2028 200,000 185,063
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 33,759
American Express Co. ,
3.13%, 5/20/2026 100,000 97,189
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(d) 100,000 99,897
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 25,000 25,307
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 45,336
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 48,540
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 45,000 44,860
(SOFR + 2.64%), 6.31%,
6/8/2029(b)(d) 50,000 51,858
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 20,000 22,371
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 25,000 25,276
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 45,000 47,203

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026(b) 50,000 49,774
Discover Financial Services ,
4.50%, 1/30/2026 100,000 98,852
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 10,000 11,519
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 200,000 195,010
7.35%, 11/4/2027 200,000 210,697
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(b) 120,000 121,176
1.25%, 1/8/2026 200,000 189,352
2.35%, 2/26/2027 50,000 46,961
5.85%, 4/6/2030(b) 75,000 77,507
5.95%, 4/4/2034 30,000 30,576
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 94,396
5.15%, 9/8/2026 80,000 80,849
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 100,000 100,732
3.65%, 1/8/2029 100,000 96,529
4.45%, 6/29/2029 50,000 49,872
2,324,899
Consumer Staples Distribution & Retail 0 .3%
Dollar General Corp. ,
4.13%, 4/3/2050(b) 50,000 38,839
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,240
3.38%, 12/1/2051 25,000 16,566
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 90,000 103,502
4.65%, 1/15/2048 25,000 21,722
Sysco Corp. ,
6.60%, 4/1/2050 50,000 56,629
Target Corp. ,
2.50%, 4/15/2026 250,000 241,822
3.90%, 11/15/2047(b) 50,000 40,775
4.80%, 1/15/2053(b) 30,000 27,988
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 84,378
2.65%, 9/22/2051 100,000 65,088
4.50%, 9/9/2052 20,000 18,336
736,885
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 20,855
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 42,261
2.85%, 2/1/2032 50,000 42,915
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,163
144,194
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 13,893
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 61,651
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 9,484
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 38,014
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 23,577
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 16,688
163,307
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 98,435
GLP Capital LP ,
5.38%, 4/15/2026 200,000 199,644
Simon Property Group LP ,
2.65%, 2/1/2032(b) 100,000 85,963
4.75%, 3/15/2042 60,000 54,340
Store Capital LLC ,
2.70%, 12/1/2031 50,000 41,159
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,884
5.13%, 5/15/2032(b) 10,000 9,750
5.63%, 5/15/2052 20,000 18,391
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 47,608
565,174
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.65%, 2/1/2028 100,000 90,292
4.30%, 2/15/2030(b) 50,000 48,899
2.25%, 2/1/2032 100,000 83,294
2.55%, 12/1/2033 152,000 124,303
3.50%, 6/1/2041(b) 70,000 55,078
3.50%, 9/15/2053 80,000 55,931
3.55%, 9/15/2055 25,000 17,329
3.65%, 9/15/2059 278,000 192,116
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 41,901
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 43,589
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 59,409
Orange SA ,
5.50%, 2/6/2044 50,000 49,932
Sprint Capital Corp. ,
6.88%, 11/15/2028(b) 100,000 107,215

8 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 111,984
Verizon Communications, Inc. ,
1.45%, 3/20/2026(b) 120,000 114,046
4.33%, 9/21/2028 100,000 99,075
1.75%, 1/20/2031 100,000 82,719
4.50%, 8/10/2033 80,000 76,859
3.85%, 11/1/2042 175,000 142,866
2.99%, 10/30/2056 210,000 132,427
1,729,264
Electric Utilities 1 .6%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,660
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 41,028
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 40,000 32,676
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 82,558
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 80,135
Commonwealth Edison Co. ,
5.30%, 2/1/2053(b) 90,000 87,693
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,883
3.70%, 3/15/2045 80,000 63,687
Series B, 3.65%, 3/1/2052 10,000 7,570
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 26,015
3.30%, 6/15/2041(b) 50,000 37,514
4.20%, 6/15/2049 150,000 118,969
5.00%, 8/15/2052 50,000 44,840
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 76,085
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 51,255
Emera US Finance LP ,
3.55%, 6/15/2026(b) 150,000 145,020
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 98,003
5.30%, 9/15/2033 50,000 50,955
4.20%, 4/1/2049 50,000 40,551
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 46,088
Entergy Texas, Inc. ,
5.00%, 9/15/2052(b) 25,000 22,869
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 40,298
Eversource Energy ,
3.45%, 1/15/2050 100,000 71,136
Exelon Corp. ,
4.05%, 4/15/2030 100,000 96,244
5.63%, 6/15/2035(b) 100,000 103,243
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 45,055
4.13%, 6/1/2048 40,000 33,051
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 95,973
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Georgia Power Co. ,
4.65%, 5/16/2028(b) 100,000 100,196
4.95%, 5/17/2033 100,000 100,011
4.30%, 3/15/2042 50,000 43,680
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 48,358
NextEra Energy Capital
Holdings, Inc. ,
4.95%, 1/29/2026 65,000 65,072
1.88%, 1/15/2027 45,000 41,977
4.63%, 7/15/2027(b) 25,000 24,986
2.75%, 11/1/2029 100,000 90,953
2.44%, 1/15/2032(b) 25,000 20,991
5.05%, 2/28/2033 40,000 39,838
5.25%, 3/15/2034 30,000 30,249
5.55%, 3/15/2054 50,000 49,387
Northern States Power Co. ,
4.13%, 5/15/2044(b) 50,000 42,162
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 98,898
4.15%, 4/1/2048 50,000 39,755
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 30,811
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 19,773
5.30%, 6/1/2042 50,000 49,283
4.60%, 6/1/2052 25,000 21,902
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 211,797
5.80%, 5/15/2034(b) 20,000 20,392
4.50%, 7/1/2040 50,000 42,533
4.95%, 7/1/2050 50,000 42,617
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,222
6.00%, 1/15/2039(b) 25,000 26,131
5.50%, 5/15/2054(b) 25,000 23,747
5.80%, 1/15/2055(b) 25,000 24,814
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 84,394
5.45%, 8/1/2053 25,000 25,302
Southern California Edison
Co. ,
5.30%, 3/1/2028(b) 50,000 50,916
Series 08-A, 5.95%,
2/1/2038 30,000 31,404
4.00%, 4/1/2047 25,000 19,825
Series B, 4.88%, 3/1/2049 50,000 44,895
5.88%, 12/1/2053 40,000 41,066
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 204,215
4.40%, 7/1/2046 80,000 68,882
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 29,680
Union Electric Co. ,
2.63%, 3/15/2051 100,000 61,196
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 38,900
2.30%, 11/15/2031 50,000 42,214

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Virginia Electric and Power
Co.,
5.30%, 8/15/2033 100,000 101,611
Series A, 6.00%, 5/15/2037 35,000 37,135
4.45%, 2/15/2044(b) 10,000 8,717
Series C, 4.63%,
5/15/2052(b) 50,000 43,580
5.35%, 1/15/2054 20,000 19,536
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 93,357
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 132,833
4,205,247
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 95,522
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 52,149
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,984
150,655
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 90,990
CDW LLC ,
3.57%, 12/1/2031 30,000 26,685
Corning, Inc. ,
5.35%, 11/15/2048(b) 70,000 67,726
Flex Ltd. ,
3.75%, 2/1/2026(b) 200,000 195,786
381,187
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 35,000 32,963
4.08%, 12/15/2047(b) 50,000 41,415
Halliburton Co. ,
5.00%, 11/15/2045(b) 90,000 83,719
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,621
169,718
Entertainment 0 .3%
Netflix, Inc. ,
4.88%, 4/15/2028 100,000 100,923
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,320
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 100,000 98,145
3.00%, 7/30/2046 60,000 42,167
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 88,588
2.65%, 1/13/2031(b) 50,000 44,497
3.50%, 5/13/2040(b) 60,000 48,979
2.75%, 9/1/2049(b) 75,000 48,980
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(b) 50,000 47,628
4.05%, 3/15/2029 50,000 46,325
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Warnermedia Holdings, Inc.,
4.28%, 3/15/2032(b) 25,000 21,686
5.05%, 3/15/2042 30,000 23,667
5.14%, 3/15/2052(b) 100,000 74,394
695,299
Financial Services 0 .3%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 47,692
3.90%, 4/5/2032(b) 25,000 22,976
4.35%, 4/5/2042 20,000 17,026
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 22,088
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 47,291
2.65%, 6/1/2030(b) 80,000 71,432
4.40%, 7/1/2049 25,000 20,948
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 38,763
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 42,171
3.95%, 2/26/2048(b) 50,000 41,714
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,047
5.80%, 1/15/2033 50,000 52,847
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,527
5.25%, 6/1/2062 25,000 23,570
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 170,038
4.38%, 5/11/2045 50,000 44,064
Visa, Inc. ,
4.30%, 12/14/2045 100,000 89,342
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 97,591
917,127
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 95,755
2.90%, 3/1/2032(b) 25,000 21,942
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 49,135
4.80%, 3/15/2048 10,000 8,910
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 74,954
5.40%, 11/1/2048(b) 15,000 14,245
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 90,468
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 35,013
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,930
6.50%, 11/15/2053(b) 25,000 27,705
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032(b) 30,000 25,030
5.75%, 4/1/2033 37,000 37,175
6.75%, 3/15/2034(c) 28,000 29,964
6.50%, 12/1/2052 15,000 15,144

10 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kellanova ,
3.25%, 4/1/2026 40,000 38,927
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 107,174
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 108,808
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 30,982
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 31,066
Tyson Foods, Inc. ,
5.10%, 9/28/2048(b) 50,000 44,888
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 54,224
978,439
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044(b) 50,000 42,323
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 17,367
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 47,207
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 44,567
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 16,278
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,546
175,288
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 97,520
4.90%, 4/1/2044(b) 70,000 66,719
2.88%, 6/15/2052 25,000 16,360
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 128,154
6.20%, 6/1/2036 30,000 33,258
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 50,000 46,269
3.10%, 12/2/2051 35,000 23,820
4.20%, 11/15/2069 25,000 19,603
6.13%, 9/15/2115 10,000 10,527
CSX Corp. ,
5.50%, 4/15/2041(b) 50,000 51,040
3.95%, 5/1/2050 100,000 80,961
Norfolk Southern Corp. ,
2.30%, 5/15/2031(b) 100,000 86,230
4.45%, 6/15/2045 50,000 43,726
5.35%, 8/1/2054 30,000 29,405
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 86,307
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,316
3.25%, 2/5/2050 80,000 57,502
3.84%, 3/20/2060 90,000 68,359
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Union Pacific Corp.,
5.15%, 1/20/2063 25,000 23,857
986,933
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 44,661
4.90%, 11/30/2046 100,000 96,932
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 100,000 95,630
1.92%, 2/1/2027 70,000 65,189
2.27%, 12/1/2028 50,000 45,003
Becton Dickinson & Co. ,
4.69%, 12/15/2044(b) 44,000 39,825
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 30,947
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,985
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 105,328
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,567
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 46,299
Solventum Corp. ,
5.45%, 2/25/2027(c) 15,000 15,142
5.60%, 3/23/2034(c) 25,000 25,152
5.90%, 4/30/2054(c) 20,000 19,649
Stryker Corp. ,
2.90%, 6/15/2050 50,000 33,644
722,953
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 18,628
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 37,387
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 32,235
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 13,581
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 41,390
Cencora, Inc. ,
4.25%, 3/1/2045 50,000 42,869
Centene Corp. ,
3.00%, 10/15/2030 80,000 69,927
2.50%, 3/1/2031 40,000 33,487
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 6,346
Cigna Group (The) ,
4.38%, 10/15/2028 50,000 49,306
4.80%, 8/15/2038 50,000 47,462
3.40%, 3/15/2050 125,000 87,509
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 55,082
4.19%, 10/1/2049 25,000 20,609

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp. ,
5.00%, 2/20/2026 50,000 49,993
4.30%, 3/25/2028(b) 59,000 57,843
5.40%, 6/1/2029 25,000 25,505
3.75%, 4/1/2030 50,000 47,052
5.55%, 6/1/2031 25,000 25,553
2.13%, 9/15/2031 90,000 73,968
5.70%, 6/1/2034 25,000 25,509
4.78%, 3/25/2038 75,000 68,891
6.00%, 6/1/2044 25,000 25,129
5.05%, 3/25/2048 100,000 88,192
5.88%, 6/1/2053 35,000 34,368
6.05%, 6/1/2054(b) 25,000 25,140
Elevance Health, Inc. ,
4.75%, 2/15/2033(b) 60,000 59,235
4.65%, 8/15/2044(b) 115,000 103,104
HCA, Inc. ,
4.50%, 2/15/2027 250,000 247,179
3.63%, 3/15/2032 100,000 90,030
5.50%, 6/15/2047 20,000 19,092
4.63%, 3/15/2052 70,000 57,810
6.00%, 4/1/2054 20,000 20,151
Humana, Inc. ,
3.95%, 8/15/2049 50,000 38,281
5.75%, 4/15/2054 15,000 14,773
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047(b) 50,000 43,326
Series 2021, 3.00%,
6/1/2051 15,000 10,411
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 45,592
McKesson Corp. ,
1.30%, 8/15/2026 100,000 93,365
3.95%, 2/16/2028 100,000 97,694
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 20,175
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,618
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 28,431
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 82,893
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,854
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 48,978
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,881
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 30,609
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 200,000 195,024
4.80%, 1/15/2030 25,000 25,229
4.95%, 1/15/2032 25,000 25,245
4.50%, 4/15/2033 75,000 73,117
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
5.15%, 7/15/2034 25,000 25,381
2.75%, 5/15/2040 60,000 44,115
3.05%, 5/15/2041(b) 50,000 37,827
5.50%, 7/15/2044 25,000 25,285
4.25%, 4/15/2047 60,000 51,038
3.25%, 5/15/2051 100,000 70,484
5.88%, 2/15/2053 20,000 21,164
5.63%, 7/15/2054(b) 25,000 25,633
3.13%, 5/15/2060 50,000 32,448
5.20%, 4/15/2063 30,000 28,423
5.75%, 7/15/2064 25,000 25,676
2,998,532
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 30,981
4.00%, 2/1/2050 50,000 37,890
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 44,743
Healthpeak OP LLC ,
2.88%, 1/15/2031 50,000 44,235
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 97,986
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 63,305
Welltower OP LLC ,
3.10%, 1/15/2030(b) 100,000 91,641
410,781
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 45,638
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 50,193
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 48,288
3.25%, 2/15/2030 15,000 13,813
Marriott International, Inc. ,
Series R, 3.13%, 6/15/2026 200,000 193,631
McDonald's Corp. ,
3.50%, 7/1/2027(b) 100,000 97,047
3.70%, 2/15/2042 40,000 32,154
4.88%, 12/9/2045(b) 50,000 46,191
3.63%, 9/1/2049 50,000 37,215
Starbucks Corp. ,
3.50%, 11/15/2050 100,000 71,737
590,269
Household Durables 0 .1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 44,454
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,468
144,922

12 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,502
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 41,083
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 34,398
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030(b) 100,000 93,858
178,841
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 49,358
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,412
71,770
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,573
4.00%, 9/14/2048 40,000 33,002
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 27,585
3.81%, 11/21/2047 50,000 40,459
5.25%, 3/1/2054 30,000 29,749
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,540
184,908
Industrial REITs 0 .0%
†
Prologis LP ,
2.88%, 11/15/2029(b) 40,000 36,740
1.25%, 10/15/2030 100,000 81,970
2.13%, 10/15/2050 30,000 16,431
135,141
Insurance 0 .7%
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 77,817
4.20%, 12/15/2046 10,000 8,305
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 100,839
4.75%, 4/1/2048(b) 10,000 9,101
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 44,626
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 35,305
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 36,288
Arthur J Gallagher & Co. ,
5.75%, 3/2/2053 20,000 19,909
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 97,641
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 89,632
4.40%, 5/15/2042 90,000 84,348
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 51,250
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 100,000 88,168
CNA Financial Corp. ,
3.90%, 5/1/2029(b) 50,000 48,197
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 32,979
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 34,264
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 41,731
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 52,658
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 39,399
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 98,852
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 44,960
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 78,087
4.90%, 3/15/2049 50,000 46,214
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 90,897
4.13%, 8/13/2042 50,000 42,627
5.00%, 7/15/2052 25,000 23,424
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 47,708
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 40,378
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,711
6.63%, 6/21/2040 100,000 111,798
3.70%, 3/13/2051 30,000 22,445
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 15,201
4.00%, 5/30/2047 15,000 12,451
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,495
Unum Group ,
6.00%, 6/15/2054 10,000 9,865
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,708
2.95%, 9/15/2029 30,000 27,340
1,798,618
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050(b) 50,000 29,503
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 94,858
4.45%, 8/15/2052 15,000 13,160
5.60%, 5/15/2053(b) 35,000 36,490
4.65%, 8/15/2062 25,000 22,107
196,118
IT Services 0 .1%
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027(b) 100,000 100,048

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 95,153
1.95%, 5/15/2030(b) 100,000 86,478
4.25%, 5/15/2049 100,000 83,244
364,923
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,325
3.90%, 11/19/2029(b) 50,000 47,180
66,505
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,236
Danaher Corp. ,
2.60%, 10/1/2050 75,000 47,388
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 46,347
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 35,972
2.60%, 10/1/2029 65,000 59,406
2.80%, 10/15/2041 30,000 22,000
229,349
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 55,259
Deere & Co. ,
3.90%, 6/9/2042 100,000 86,000
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 48,754
nVent Finance Sarl ,
5.65%, 5/15/2033(b) 50,000 50,956
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 38,195
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 93,790
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 34,604
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,760
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 19,890
436,208
Media 0 .6%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 50,000 47,313
2.25%, 1/15/2029 25,000 21,871
2.80%, 4/1/2031 150,000 125,881
3.50%, 3/1/2042 50,000 34,270
5.75%, 4/1/2048 20,000 17,279
4.80%, 3/1/2050(b) 30,000 22,659
3.70%, 4/1/2051 100,000 63,104
5.25%, 4/1/2053 50,000 40,446
3.85%, 4/1/2061 25,000 15,092
Comcast Corp. ,
3.95%, 10/15/2025 140,000 138,496
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
4.15%, 10/15/2028 60,000 59,056
3.40%, 4/1/2030 20,000 18,757
1.50%, 2/15/2031 100,000 81,991
4.80%, 5/15/2033(b) 60,000 59,716
3.75%, 4/1/2040 90,000 74,772
3.97%, 11/1/2047 96,000 76,763
4.70%, 10/15/2048 100,000 90,428
2.89%, 11/1/2051 100,000 64,111
5.35%, 5/15/2053 25,000 24,472
4.95%, 10/15/2058 12,000 11,011
2.99%, 11/1/2063 19,000 11,488
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 38,133
Fox Corp. ,
5.48%, 1/25/2039(b) 50,000 49,269
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 244,238
Paramount Global ,
5.50%, 5/15/2033 55,000 48,988
4.38%, 3/15/2043 50,000 34,966
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 89,129
1,603,699
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 26,114
6.80%, 11/29/2032 25,000 27,046
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 40,767
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 80,000 81,490
5.00%, 9/30/2043 50,000 48,155
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043(b) 25,000 23,964
Newmont Corp. ,
2.60%, 7/15/2032(b) 60,000 51,528
Nucor Corp. ,
3.85%, 4/1/2052 40,000 31,169
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 85,711
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 55,243
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 94,921
566,108
Multi-Utilities 0 .3%
Ameren Corp. ,
5.00%, 1/15/2029 20,000 20,121
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 20,000 21,569
4.45%, 1/15/2049 50,000 42,099
4.25%, 10/15/2050 100,000 81,144
4.60%, 5/1/2053(b) 20,000 17,205
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 22,757

14 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 48,283
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 49,238
3.70%, 11/15/2059 100,000 71,849
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 39,305
DTE Energy Co. ,
4.88%, 6/1/2028(b) 50,000 50,013
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 41,641
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 33,883
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 32,641
Sempra ,
4.00%, 2/1/2048(b) 50,000 39,184
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 41,357
WEC Energy Group, Inc. ,
1.80%, 10/15/2030(b) 100,000 83,691
735,980
Office REITs 0 .1%
Boston Properties LP ,
2.75%, 10/1/2026 150,000 141,440
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 43,235
184,675
Oil, Gas & Consumable Fuels 1 .6%
Apache Corp. ,
5.10%, 9/1/2040 40,000 35,011
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 147,886
1.75%, 8/10/2030(b) 200,000 170,326
2.72%, 1/12/2032 100,000 86,843
4.89%, 9/11/2033 30,000 29,868
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 37,036
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,522
3.75%, 2/15/2052 35,000 25,561
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,496
2.74%, 12/31/2039 25,000 20,412
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 46,277
Chevron Corp. ,
2.95%, 5/16/2026 250,000 243,009
ConocoPhillips Co. ,
3.76%, 3/15/2042 50,000 40,808
5.30%, 5/15/2053 25,000 24,366
4.03%, 3/15/2062 60,000 46,229
Devon Energy Corp. ,
5.00%, 6/15/2045(b) 50,000 43,914
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 15,184
4.25%, 3/15/2052 25,000 19,923
5.75%, 4/18/2054 15,000 14,847
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 58,170
Enbridge, Inc. ,
5.70%, 3/8/2033(b) 40,000 41,301
6.70%, 11/15/2053 35,000 39,103
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 99,596
5.55%, 2/15/2028 50,000 50,928
5.25%, 4/15/2029 100,000 101,489
3.75%, 5/15/2030(b) 150,000 141,290
5.30%, 4/15/2047(b) 25,000 22,747
5.40%, 10/1/2047(b) 25,000 23,057
5.00%, 5/15/2050(b) 100,000 87,214
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 27,365
4.45%, 2/15/2043(b) 45,000 39,692
4.95%, 10/15/2054 150,000 138,219
Equinor ASA ,
3.70%, 4/6/2050 100,000 78,258
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 39,478
4.11%, 3/1/2046(b) 100,000 85,496
Hess Corp. ,
4.30%, 4/1/2027(b) 100,000 98,763
5.60%, 2/15/2041(b) 25,000 25,423
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 30,945
5.00%, 3/1/2043 40,000 35,802
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 48,422
5.40%, 2/1/2034(b) 35,000 35,260
5.55%, 6/1/2045 50,000 48,126
5.45%, 8/1/2052 25,000 23,594
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 57,679
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 48,398
4.50%, 4/1/2048 30,000 24,680
MPLX LP ,
4.00%, 3/15/2028 75,000 72,904
4.50%, 4/15/2038(b) 25,000 22,554
5.20%, 12/1/2047(b) 30,000 27,211
4.70%, 4/15/2048 50,000 42,392
4.95%, 3/14/2052 25,000 21,786
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 50,000 53,365
6.45%, 9/15/2036 50,000 53,409
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 78,357
6.05%, 9/1/2033(b) 30,000 31,558
4.25%, 9/15/2046 50,000 40,219
5.20%, 7/15/2048(b) 30,000 27,134
6.63%, 9/1/2053 20,000 21,856
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 31,476

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 ,
5.88%, 5/1/2042 60,000 61,907
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 42,611
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027(b) 250,000 250,747
Suncor Energy, Inc. ,
6.50%, 6/15/2038 25,000 27,592
4.00%, 11/15/2047 10,000 7,742
3.75%, 3/4/2051 25,000 18,326
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,256
6.13%, 3/15/2033 30,000 31,558
6.25%, 7/1/2052 25,000 25,931
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 95,656
3.46%, 7/12/2049(b) 50,000 37,008
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 52,931
5.10%, 3/15/2049 35,000 32,659
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 76,668
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 30,000 28,422
5.25%, 2/1/2050(e) 20,000 17,747
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 76,430
2.60%, 3/15/2031 25,000 21,624
6.30%, 4/15/2040 25,000 26,514
5.40%, 3/4/2044 50,000 47,952
4,233,515
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 61,358
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 88,694
150,052
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 22,134
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 20,487
Kenvue, Inc. ,
4.90%, 3/22/2033(b) 100,000 100,942
121,429
Pharmaceuticals 0 .9%
AstraZeneca plc ,
1.38%, 8/6/2030(b) 75,000 62,818
4.38%, 8/17/2048 100,000 88,583
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029(b) 30,000 28,536
5.20%, 2/22/2034 40,000 40,966
3.55%, 3/15/2042(b) 50,000 40,037
6.25%, 11/15/2053 50,000 55,330
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
5.55%, 2/22/2054 50,000 50,656
3.90%, 3/15/2062 70,000 52,196
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,048
4.70%, 2/9/2034(b) 30,000 30,074
2.25%, 5/15/2050 60,000 35,997
4.95%, 2/27/2063(b) 30,000 28,606
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 94,879
Johnson & Johnson ,
4.95%, 5/15/2033(b) 287,000 301,424
3.63%, 3/3/2037 70,000 62,825
3.70%, 3/1/2046 50,000 41,425
Merck & Co., Inc. ,
4.30%, 5/17/2030(b) 100,000 99,352
4.15%, 5/18/2043 100,000 87,566
4.00%, 3/7/2049 100,000 82,886
Novartis Capital Corp. ,
2.20%, 8/14/2030(b) 100,000 88,579
2.75%, 8/14/2050(b) 20,000 13,421
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026(b) 110,000 109,586
4.45%, 5/19/2028(b) 150,000 149,632
4.65%, 5/19/2030 100,000 100,689
4.75%, 5/19/2033 65,000 64,791
5.30%, 5/19/2053(b) 80,000 79,003
5.34%, 5/19/2063 40,000 38,972
Pfizer, Inc. ,
1.75%, 8/18/2031(b) 100,000 83,184
4.13%, 12/15/2046 50,000 42,376
Royalty Pharma plc ,
3.55%, 9/2/2050(b) 40,000 27,743
Sanofi SA ,
3.63%, 6/19/2028 50,000 48,958
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 60,000 58,839
5.25%, 6/15/2046(b) 20,000 17,114
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 34,934
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 114,304
4.70%, 2/1/2043 50,000 45,658
2,421,987
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 83,359
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 80,000 77,707
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,414
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 26,141
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 136,217
343,838

16 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs 0 .1%
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,141
ERP Operating LP ,
2.85%, 11/1/2026(b) 250,000 240,238
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 45,372
UDR, Inc. ,
3.20%, 1/15/2030 50,000 46,079
338,830
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 48,106
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 18,445
Kimco Realty OP LLC ,
4.45%, 9/1/2047(b) 50,000 41,143
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,703
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 84,421
4.00%, 7/15/2029 25,000 24,173
233,991
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 55,046
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 54,365
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 123,297
3.47%, 4/15/2034(c) 35,000 30,566
4.93%, 5/15/2037(c) 100,000 96,500
3.50%, 2/15/2041(c) 50,000 39,372
Intel Corp. ,
4.88%, 2/10/2026 50,000 50,026
3.75%, 3/25/2027(b) 50,000 48,933
4.88%, 2/10/2028(b) 35,000 35,331
5.13%, 2/10/2030 50,000 51,228
5.20%, 2/10/2033 50,000 51,007
2.80%, 8/12/2041 45,000 31,984
3.73%, 12/8/2047 30,000 22,743
3.05%, 8/12/2051 100,000 65,127
5.70%, 2/10/2053(b) 20,000 20,168
3.10%, 2/15/2060 35,000 21,793
5.90%, 2/10/2063 25,000 25,591
KLA Corp. ,
3.30%, 3/1/2050 50,000 36,218
Lam Research Corp. ,
2.88%, 6/15/2050 55,000 37,026
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 98,259
5.88%, 9/15/2033 50,000 52,138
NVIDIA Corp. ,
3.50%, 4/1/2050(b) 40,000 31,542
NXP BV ,
4.30%, 6/18/2029 50,000 48,876
5.00%, 1/15/2033 50,000 49,726
QUALCOMM, Inc. ,
1.65%, 5/20/2032(b) 100,000 80,779
4.65%, 5/20/2035 100,000 100,025
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 38,532
5.00%, 3/14/2053(b) 35,000 33,866
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 173,292
1,603,356
Software 0 .5%
Intuit, Inc. ,
5.50%, 9/15/2053(b) 15,000 15,470
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 60,258
3.70%, 8/8/2046(b) 50,000 42,311
2.50%, 9/15/2050 50,000 32,217
2.92%, 3/17/2052 200,000 140,479
Oracle Corp. ,
5.80%, 11/10/2025 80,000 80,826
2.65%, 7/15/2026 45,000 43,167
4.65%, 5/6/2030(b) 80,000 79,832
2.88%, 3/25/2031 50,000 44,240
6.25%, 11/9/2032 20,000 21,590
4.30%, 7/8/2034 100,000 93,588
3.60%, 4/1/2040(b) 100,000 79,134
3.60%, 4/1/2050 25,000 17,922
6.90%, 11/9/2052(b) 20,000 22,947
5.55%, 2/6/2053 70,000 68,080
3.85%, 4/1/2060 100,000 71,033
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 57,315
1.75%, 2/15/2031 20,000 16,488
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 33,190
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 62,682
VMware LLC ,
2.20%, 8/15/2031 100,000 83,520
Workday, Inc. ,
3.80%, 4/1/2032 30,000 27,704
1,193,993
Specialized REITs 0 .3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 96,670
5.80%, 11/15/2028(b) 50,000 51,871
3.70%, 10/15/2049 50,000 37,272
Crown Castle, Inc. ,
1.05%, 7/15/2026 80,000 74,198
5.00%, 1/11/2028 90,000 90,290
2.25%, 1/15/2031 30,000 25,340
4.00%, 11/15/2049 60,000 46,859
CubeSmart LP ,
2.25%, 12/15/2028 40,000 35,925
2.50%, 2/15/2032 45,000 37,995
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 32,341
2.15%, 7/15/2030 100,000 86,087
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,868
Public Storage Operating Co. ,
1.50%, 11/9/2026 55,000 51,306

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Public Storage Operating Co.,
2.25%, 11/9/2031 50,000 42,187
739,209
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 20,647
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,193
Home Depot, Inc. (The) ,
2.70%, 4/15/2030 100,000 90,806
3.25%, 4/15/2032 25,000 22,758
5.88%, 12/16/2036 25,000 27,180
4.40%, 3/15/2045 50,000 44,501
4.50%, 12/6/2048 100,000 89,044
5.30%, 6/25/2054 60,000 59,706
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 95,670
3.75%, 4/1/2032(b) 85,000 78,826
5.00%, 4/15/2040 30,000 28,264
4.05%, 5/3/2047(b) 40,000 31,829
3.00%, 10/15/2050 80,000 51,631
4.25%, 4/1/2052 35,000 28,166
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 96,852
800,073
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
2.45%, 8/4/2026(b) 190,000 182,584
3.00%, 11/13/2027(b) 100,000 96,079
1.65%, 5/11/2030 25,000 21,592
1.65%, 2/8/2031(b) 200,000 169,574
3.85%, 5/4/2043(b) 50,000 43,313
4.38%, 5/13/2045 145,000 133,698
2.65%, 2/8/2051 100,000 65,578
2.80%, 2/8/2061 60,000 38,125
Dell International LLC ,
4.90%, 10/1/2026 60,000 59,999
3.38%, 12/15/2041 25,000 18,870
8.35%, 7/15/2046 13,000 16,895
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(e) 25,000 26,929
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,681
6.00%, 9/15/2041 50,000 52,184
935,101
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 50,000 45,960
3.38%, 11/1/2046 30,000 22,733
Tapestry, Inc. ,
7.85%, 11/27/2033 20,000 21,328
90,021
Tobacco 0 .2%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 41,510
3.88%, 9/16/2046 120,000 89,916
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 87,853
4.76%, 9/6/2049 25,000 20,448
BAT International Finance plc ,
5.93%, 2/2/2029 50,000 52,029
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 20,000 20,027
5.13%, 11/17/2027(b) 20,000 20,269
5.63%, 11/17/2029 20,000 20,888
5.13%, 2/15/2030(b) 75,000 76,238
5.38%, 2/15/2033(b) 50,000 50,998
5.25%, 2/13/2034(b) 30,000 30,230
4.13%, 3/4/2043 70,000 58,305
Reynolds American, Inc. ,
5.70%, 8/15/2035 75,000 75,797
644,508
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027(b) 150,000 143,965
GATX Corp. ,
4.00%, 6/30/2030 100,000 95,257
239,222
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 42,744
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 91,160
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,605
5.00%, 3/15/2044 100,000 91,646
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 100,000 97,466
4.80%, 7/15/2028(b) 20,000 20,059
3.88%, 4/15/2030 100,000 95,367
2.55%, 2/15/2031 30,000 26,066
5.05%, 7/15/2033(b) 20,000 20,030
4.38%, 4/15/2040 50,000 44,335
4.50%, 4/15/2050 100,000 85,562
5.65%, 1/15/2053 30,000 30,261
5.75%, 1/15/2054 10,000 10,213
5.80%, 9/15/2062 25,000 25,507
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 16,246
4.25%, 9/17/2050(b) 90,000 72,504
736,027
Total Corporate Bonds
(cost $69,790,560)
65,019,893
Foreign Government Securities 1 .5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 96,956
Province of New Brunswick,
3.63%, 2/24/2028 100,000 97,251

18 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
Province of Ontario,
1.13%, 10/7/2030 200,000 166,358
Province of Quebec,
3.63%, 4/13/2028 100,000 97,994
7.50%, 9/15/2029 50,000 57,444
516,003
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 126,220
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 29,934
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 165,768
3.55%, 3/31/2032 200,000 182,250
348,018
ISRAEL 0.1%
State of Israel Government
Bond,
5.38%, 3/12/2029 200,000 199,246
4.50%, 1/17/2033 200,000 183,622
382,868
ITALY 0.1%
Italian Republic Government
Bond,
2.88%, 10/17/2029 200,000 181,200
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026(b) 200,000 198,791
MEXICO 0.2%
United Mexican States,
3.75%, 1/11/2028 200,000 191,585
2.66%, 5/24/2031(b) 200,000 167,950
5.00%, 4/27/2051 300,000 244,617
5.75%, 10/12/2110 50,000 41,722
645,874
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 171,770
6.70%, 1/26/2036 200,000 199,376
371,146
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 99,075
3.30%, 3/11/2041 120,000 90,772
189,847
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 277,191
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.1%
Republic of Poland,
4.88%, 10/4/2033 100,000 99,112
5.50%, 3/18/2054 60,000 59,165
158,277
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.50%, 1/11/2029 200,000 200,716
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 189,769
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 95,965
Total Foreign Government Securities
(cost $4,201,896)
3,911,819
Mortgage-Backed Securities 25 .5%
FHLMC Gold Pool
Pool# D60780
8.00%, 6/1/2025 55 55
Pool# G30267
5.00%, 8/1/2025 5,917 5,877
Pool# J18127
3.00%, 3/1/2027 22,134 21,628
Pool# J18702
3.00%, 3/1/2027 21,089 20,608
Pool# J19106
3.00%, 5/1/2027 10,158 9,921
Pool# C00566
7.50%, 12/1/2027 128 129
Pool# C18271
7.00%, 11/1/2028 592 613
Pool# C00678
7.00%, 11/1/2028 125 129
Pool# C00836
7.00%, 7/1/2029 119 123
Pool# C31285
7.00%, 9/1/2029 185 192
Pool# C37436
8.00%, 1/1/2030 402 422
Pool# C36429
7.00%, 2/1/2030 283 292
Pool# C36306
7.00%, 2/1/2030 187 194
Pool# C00921
7.50%, 2/1/2030 284 293
Pool# G01108
7.00%, 4/1/2030 100 103
Pool# J32255
3.00%, 7/1/2030 10,980 10,589
Pool# C41561
8.00%, 8/1/2030 920 926
Pool# C01051
8.00%, 9/1/2030 470 490
Pool# C43550
7.00%, 10/1/2030 649 671

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C44017
7.50%, 10/1/2030 213 212
Pool# C44957
8.00%, 11/1/2030 416 416
Pool# C01106
7.00%, 12/1/2030 1,948 2,014
Pool# C01103
7.50%, 12/1/2030 189 196
Pool# C46932
7.50%, 1/1/2031 316 316
Pool# C01116
7.50%, 1/1/2031 179 184
Pool# G01217
7.00%, 3/1/2031 1,905 1,971
Pool# C48206
7.50%, 3/1/2031 839 835
Pool# C91366
4.50%, 4/1/2031 28,878 28,778
Pool# G18605
3.00%, 6/1/2031 4,799 4,617
Pool# C91377
4.50%, 6/1/2031 15,208 15,157
Pool# C53324
7.00%, 6/1/2031 775 802
Pool# C54792
7.00%, 7/1/2031 560 579
Pool# J35107
2.50%, 8/1/2031 13,630 12,920
Pool# G01309
7.00%, 8/1/2031 264 273
Pool# G01311
7.00%, 9/1/2031 1,930 1,997
Pool# C01222
7.00%, 9/1/2031 296 307
Pool# G01315
7.00%, 9/1/2031 72 75
Pool# J35522
2.50%, 10/1/2031 62,248 58,982
Pool# C58694
7.00%, 10/1/2031 2,176 2,250
Pool# C60012
7.00%, 11/1/2031 302 313
Pool# C61298
8.00%, 11/1/2031 1,179 1,180
Pool# J35957
2.50%, 12/1/2031 118,144 111,935
Pool# C61105
7.00%, 12/1/2031 2,616 2,705
Pool# C63171
7.00%, 1/1/2032 1,917 1,983
Pool# V61548
2.50%, 2/1/2032 133,793 126,546
Pool# G01391
7.00%, 4/1/2032 3,528 3,676
Pool# C01345
7.00%, 4/1/2032 1,383 1,430
Pool# C01370
8.00%, 4/1/2032 333 336
Pool# G16285
3.50%, 5/1/2032 8,865 8,640
Pool# C01381
8.00%, 5/1/2032 4,860 5,099
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C68290
7.00%, 6/1/2032 1,218 1,260
Pool# C68300
7.00%, 6/1/2032 421 436
Pool# G01449
7.00%, 7/1/2032 2,263 2,341
Pool# C69908
7.00%, 8/1/2032 9,513 9,839
Pool# C91558
3.50%, 9/1/2032 34,843 33,762
Pool# G16407
2.50%, 1/1/2033 46,473 43,897
Pool# G01536
7.00%, 3/1/2033 3,975 4,135
Pool# G30646
3.00%, 5/1/2033 61,891 58,743
Pool# G30642
3.00%, 5/1/2033 30,424 28,847
Pool# K90535
3.00%, 5/1/2033 12,378 11,727
Pool# A16419
6.50%, 11/1/2033 8,160 8,457
Pool# A16522
6.50%, 12/1/2033 4,278 4,472
Pool# A21356
6.50%, 4/1/2034 25,327 26,469
Pool# C01851
6.50%, 4/1/2034 10,062 10,444
Pool# A24301
6.50%, 5/1/2034 15,509 16,034
Pool# A22067
6.50%, 5/1/2034 7,622 7,980
Pool# A24988
6.50%, 7/1/2034 6,142 6,342
Pool# G01741
6.50%, 10/1/2034 3,066 3,195
Pool# G08023
6.50%, 11/1/2034 6,911 7,244
Pool# G08064
6.50%, 4/1/2035 3,742 4,013
Pool# G01947
7.00%, 5/1/2035 2,887 2,986
Pool# A39759
5.50%, 11/1/2035 2,478 2,527
Pool# A40376
5.50%, 12/1/2035 1,088 1,110
Pool# A42305
5.50%, 1/1/2036 3,263 3,351
Pool# A41548
7.00%, 1/1/2036 3,880 4,013
Pool# G08111
5.50%, 2/1/2036 7,136 7,277
Pool# A43861
5.50%, 3/1/2036 20,123 20,522
Pool# G08116
5.50%, 3/1/2036 8,927 9,104
Pool# A43534
6.50%, 3/1/2036 1,134 1,164
Pool# A48735
5.50%, 5/1/2036 4,141 4,223
Pool# G08136
6.50%, 6/1/2036 3,888 4,052

20 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A53039
6.50%, 10/1/2036 26,883 27,915
Pool# C91982
3.50%, 3/1/2038 34,259 32,646
Pool# G04251
6.50%, 4/1/2038 1,750 1,835
Pool# G04569
6.50%, 8/1/2038 2,366 2,464
Pool# A84252
6.50%, 1/1/2039 10,494 10,879
Pool# A84287
6.50%, 1/1/2039 6,171 6,469
Pool# G60342
4.50%, 5/1/2042 50,009 49,649
Pool# G07158
3.50%, 10/1/2042 56,437 52,899
Pool# Q12051
3.50%, 10/1/2042 51,656 48,419
Pool# G07163
3.50%, 10/1/2042 47,420 44,448
Pool# Q11532
3.50%, 10/1/2042 41,388 38,793
Pool# Q12052
3.50%, 10/1/2042 21,922 20,548
Pool# C09020
3.50%, 11/1/2042 191,940 179,909
Pool# G07264
3.50%, 12/1/2042 84,057 78,788
Pool# Q14292
3.50%, 1/1/2043 23,365 21,900
Pool# Q14881
3.50%, 1/1/2043 18,432 17,276
Pool# V80002
2.50%, 4/1/2043 140,620 122,309
Pool# Q16915
3.00%, 4/1/2043 248,211 225,538
Pool# Q17675
3.50%, 4/1/2043 110,812 103,864
Pool# G07410
3.50%, 7/1/2043 42,986 40,291
Pool# Q20332
3.50%, 7/1/2043 8,437 7,908
Pool# G07946
4.00%, 7/1/2044 43,066 41,568
Pool# Q28607
3.50%, 9/1/2044 39,986 37,466
Pool# G61231
3.50%, 9/1/2044 6,468 6,063
Pool# G08609
3.50%, 10/1/2044 16,424 15,333
Pool# Q30833
4.00%, 1/1/2045 3,597 3,451
Pool# V81873
4.00%, 8/1/2045 7,887 7,566
Pool# G08669
4.00%, 9/1/2045 41,463 39,776
Pool# Q38357
4.00%, 1/1/2046 2,844 2,728
Pool# G61365
4.50%, 1/1/2046 36,093 35,655
Pool# G08697
3.00%, 3/1/2046 65,618 58,914
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q39440
4.00%, 3/1/2046 2,501 2,400
Pool# G08704
4.50%, 4/1/2046 6,600 6,520
Pool# Q40097
4.50%, 4/1/2046 1,214 1,199
Pool# Q40718
3.50%, 5/1/2046 11,877 11,026
Pool# G08707
4.00%, 5/1/2046 52,828 50,679
Pool# G08708
4.50%, 5/1/2046 4,536 4,481
Pool# Q41548
3.00%, 7/1/2046 13,024 11,700
Pool# Q41903
3.50%, 7/1/2046 66,033 61,326
Pool# Q41491
3.50%, 7/1/2046 7,217 6,690
Pool# Q41935
3.50%, 7/1/2046 5,878 5,457
Pool# G61791
4.00%, 7/1/2046 7,785 7,488
Pool# Q41947
4.50%, 7/1/2046 1,580 1,559
Pool# G08715
3.00%, 8/1/2046 91,078 81,701
Pool# Q42596
3.50%, 8/1/2046 57,956 53,991
Pool# Q42203
3.50%, 8/1/2046 10,471 9,741
Pool# Q42393
3.50%, 8/1/2046 9,180 8,500
Pool# G61323
3.00%, 9/1/2046 116,601 105,763
Pool# G08721
3.00%, 9/1/2046 67,452 60,481
Pool# V82617
3.50%, 9/1/2046 43,474 40,249
Pool# G08722
3.50%, 9/1/2046 9,389 8,743
Pool# G60733
4.50%, 9/1/2046 18,423 18,199
Pool# G60722
3.00%, 10/1/2046 176,747 158,552
Pool# Q44035
3.00%, 10/1/2046 85,964 77,012
Pool# G61815
4.00%, 10/1/2046 4,692 4,502
Pool# G61257
3.00%, 11/1/2046 168,018 150,348
Pool# Q44452
3.00%, 11/1/2046 38,589 34,566
Pool# G08732
3.00%, 11/1/2046 10,963 9,806
Pool# Q44473
3.50%, 11/1/2046 9,047 8,372
Pool# Q44223
3.50%, 11/1/2046 5,790 5,357
Pool# G08734
4.00%, 11/1/2046 84,165 80,741
Pool# G08737
3.00%, 12/1/2046 479,550 429,487

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60989
3.00%, 12/1/2046 70,096 62,869
Pool# Q45878
3.00%, 12/1/2046 12,649 11,305
Pool# G61862
3.50%, 12/1/2046 10,704 9,942
Pool# G08741
3.00%, 1/1/2047 98,476 88,196
Pool# G08747
3.00%, 2/1/2047 166,993 149,749
Pool# G08748
3.50%, 2/1/2047 15,507 14,330
Pool# Q47484
3.50%, 4/1/2047 17,313 16,084
Pool# G60988
3.00%, 5/1/2047 392,796 352,364
Pool# Q48098
3.50%, 5/1/2047 54,917 50,798
Pool# G61390
3.00%, 6/1/2047 155,513 139,276
Pool# G61339
3.00%, 8/1/2047 37,001 33,157
Pool# Q53085
3.00%, 9/1/2047 27,664 24,847
Pool# G61622
3.00%, 10/1/2047 89,720 80,445
Pool# G08785
4.00%, 10/1/2047 3,590 3,418
Pool# Q52075
4.00%, 11/1/2047 60,099 57,821
Pool# T65458
3.50%, 2/1/2048 63,269 57,173
Pool# G08800
3.50%, 2/1/2048 8,183 7,571
Pool# G08801
4.00%, 2/1/2048 23,476 22,521
Pool# Q54727
3.50%, 3/1/2048 22,276 20,610
Pool# Q55401
5.00%, 4/1/2048 5,189 5,218
Pool# G08817
4.00%, 6/1/2048 4,994 4,780
Pool# G08827
4.50%, 7/1/2048 38,195 37,403
Pool# Q57401
4.50%, 7/1/2048 12,152 11,924
Pool# Q57402
4.50%, 7/1/2048 4,192 4,138
Pool# G08831
4.00%, 8/1/2048 40,921 39,247
Pool# G67716
4.50%, 10/1/2048 47,224 46,387
Pool# G61846
4.00%, 1/1/2049 71 68
Pool# V85279
3.50%, 4/1/2049 17,188 15,902
FHLMC Non Gold Pool
Pool# 1B8478
6.97%, 7/1/2041(a) 9,494 9,714
Pool# 2B0108
6.15%, 1/1/2042(a) 78 78
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 259,814 246,216
Pool# SB8500
2.50%, 7/1/2035 197,211 182,305
Pool# SB0479
2.50%, 10/1/2035 46,197 42,803
Pool# RC1826
2.00%, 2/1/2036 209,139 188,670
Pool# SB8092
1.50%, 3/1/2036 50,144 44,036
Pool# RC1887
2.00%, 3/1/2036 320,992 289,577
Pool# RC2045
2.00%, 6/1/2036 16,540 14,921
Pool# QN8913
2.00%, 12/1/2036 57,217 51,615
Pool# RC2402
2.00%, 1/1/2037 75,076 67,656
Pool# RC2399
2.00%, 1/1/2037 55,835 50,521
Pool# SB8140
1.50%, 2/1/2037 138,203 120,752
Pool# SB8144
1.50%, 3/1/2037 159,843 139,595
Pool# QN9700
1.50%, 3/1/2037 30,406 26,547
Pool# SB8148
2.00%, 4/1/2037 60,292 54,049
Pool# SB8158
2.00%, 6/1/2037 61,675 55,288
Pool# SB0725
4.00%, 8/1/2037 3,244 3,185
Pool# SB1009
4.00%, 2/1/2038 3,592 3,517
Pool# ZM2339
3.50%, 1/1/2047 51,666 47,782
Pool# RA3022
2.50%, 6/1/2050 192,762 163,726
Pool# SD7521
2.50%, 7/1/2050 492,960 424,100
Pool# SD8074
3.00%, 7/1/2050 34,483 30,652
Pool# SD7523
2.50%, 8/1/2050 233,488 199,478
Pool# SD1143
4.50%, 9/1/2050 83,269 81,213
Pool# SD0514
2.00%, 10/1/2050 193,011 157,522
Pool# RA3723
2.00%, 10/1/2050 105,343 85,829
Pool# RA3932
2.50%, 11/1/2050 220,908 188,863
Pool# RA3987
2.50%, 11/1/2050 118,215 100,119
Pool# RA4351
2.50%, 1/1/2051 265,404 225,424
Pool# RA4410
2.50%, 1/1/2051 183,782 156,098
Pool# RA4652
2.00%, 2/1/2051 1,203,154 980,240
Pool# RA4493
2.00%, 2/1/2051 752,955 610,191

22 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB9104
2.00%, 2/1/2051 319,236 258,708
Pool# RA4737
2.00%, 3/1/2051 929,538 755,368
Pool# RA4718
2.00%, 3/1/2051 537,740 438,110
Pool# RA4727
2.00%, 3/1/2051 304,421 246,604
Pool# SD7537
2.00%, 3/1/2051 135,353 110,520
Pool# SD8140
2.00%, 4/1/2051 1,338,494 1,083,119
Pool# SD0576
2.50%, 4/1/2051 63,419 53,200
Pool# SD8145
1.50%, 5/1/2051 856,249 660,891
Pool# QC2070
2.00%, 5/1/2051 59,434 48,504
Pool# RA5436
2.00%, 6/1/2051 180,884 146,304
Pool# RA5398
2.00%, 7/1/2051 222,584 181,647
Pool# RA6091
2.00%, 10/1/2051 185,837 151,618
Pool# RA6236
2.00%, 11/1/2051 208,024 169,448
Pool# SD8182
2.00%, 12/1/2051 844,232 680,487
Pool# RA6959
2.50%, 3/1/2052 40,202 33,981
Pool# QE0374
2.50%, 4/1/2052 247,002 208,676
Pool# RA7154
4.00%, 4/1/2052 44,486 41,754
Pool# SD8212
2.50%, 5/1/2052 230,340 193,517
Pool# RA7779
4.50%, 8/1/2052 6,783 6,541
Pool# RA7933
5.00%, 9/1/2052 65,652 65,206
Pool# SD7557
4.50%, 12/1/2052 144,896 141,165
Pool# SD2248
5.00%, 1/1/2053 70,428 69,820
Pool# QF5629
6.00%, 1/1/2053 16,387 16,819
Pool# SD2660
5.00%, 4/1/2053 139,331 137,374
Pool# SD2661
5.50%, 4/1/2053 59,668 59,938
Pool# SD8324
5.50%, 5/1/2053 141,125 141,385
Pool# SD2890
5.50%, 5/1/2053 35,427 35,706
Pool# SD2905
5.50%, 5/1/2053 34,210 34,366
Pool# SD3148
5.00%, 6/1/2053 143,005 141,770
Pool# SD3085
5.50%, 6/1/2053 21,492 21,609
Pool# SD3260
6.00%, 6/1/2053 46,423 47,353
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3565
4.50%, 8/1/2053 13,359 12,891
Pool# SD3603
6.00%, 8/1/2053 57,955 59,334
Pool# RJ0007
6.50%, 10/1/2053 52,207 53,729
Pool# SD4350
6.50%, 10/1/2053 16,970 17,415
Pool# SD4340
5.50%, 11/1/2053 325,045 327,334
Pool# SD4630
6.00%, 12/1/2053 62,174 63,346
Pool# RJ0530
6.50%, 12/1/2053 119,401 122,687
Pool# RJ0527
6.50%, 12/1/2053 15,105 15,517
Pool# RJ0717
6.50%, 1/1/2054 9,622 9,901
Pool# RJ0841
6.00%, 2/1/2054 66,498 67,775
Pool# SD4870
6.50%, 2/1/2054 36,471 37,446
Pool# SD5616
6.00%, 5/1/2054 486,483 494,863
Pool# RJ1437
6.50%, 5/1/2054 59,616 61,666
FNMA Pool
Pool# AC9890
6.67%, 4/1/2040(a) 73,676 74,010
Pool# AJ1249
6.06%, 9/1/2041(a) 21,972 22,801
Pool# AL1437
6.07%, 1/1/2042(a) 5,957 6,073
Pool# AK0714
6.28%, 2/1/2042(a) 1,106 1,127
Pool# AP1961
7.50%, 8/1/2042(a) 13,717 14,192
Pool# BF0206
4.00%, 2/1/2047 29,518 27,941
Pool# BF0200
3.50%, 11/1/2051 170,904 156,767
FNMA UMBS Pool
Pool# AC1374
4.00%, 8/1/2024 161 160
Pool# AC1529
4.50%, 9/1/2024 64 64
Pool# AD0244
4.50%, 10/1/2024 159 158
Pool# AH1361
3.50%, 12/1/2025 8,458 8,301
Pool# AH1518
3.50%, 12/1/2025 4,221 4,144
Pool# AE6384
4.00%, 1/1/2026 909 896
Pool# AP4746
3.00%, 8/1/2027 14,358 13,987
Pool# AP4640
3.00%, 9/1/2027 12,304 11,903
Pool# AQ5096
3.00%, 11/1/2027 22,672 22,058
Pool# AQ4532
3.00%, 11/1/2027 20,983 20,268

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3758
3.00%, 11/1/2027 15,467 14,947
Pool# AB6886
3.00%, 11/1/2027 9,385 9,131
Pool# AS0487
2.50%, 9/1/2028 53,963 51,968
Pool# 930998
4.50%, 4/1/2029 1,356 1,339
Pool# MA0243
5.00%, 11/1/2029 4,220 4,232
Pool# AL8077
3.50%, 12/1/2029 4,701 4,597
Pool# MA0268
5.00%, 12/1/2029 4,149 4,159
Pool# AD5655
5.00%, 5/1/2030 10,926 10,921
Pool# MA0443
5.00%, 5/1/2030 5,368 5,394
Pool# AB1038
5.00%, 5/1/2030 4,843 4,840
Pool# AS5420
3.00%, 7/1/2030 24,299 23,399
Pool# MA0559
5.00%, 9/1/2030 1,937 1,935
Pool# AZ9234
3.50%, 10/1/2030 4,751 4,615
Pool# AH1515
4.00%, 12/1/2030 92,491 90,876
Pool# AD0716
6.50%, 12/1/2030 54,215 55,586
Pool# MA0641
4.00%, 2/1/2031 86,803 85,287
Pool# 560868
7.50%, 2/1/2031 230 228
Pool# BC5968
2.50%, 4/1/2031 20,730 19,642
Pool# BC4430
3.00%, 4/1/2031 7,403 7,121
Pool# AL8566
3.00%, 6/1/2031 24,575 23,614
Pool# AL8565
3.00%, 6/1/2031 21,793 20,919
Pool# AS8028
2.50%, 9/1/2031 67,855 64,218
Pool# 607212
7.50%, 10/1/2031 1,670 1,658
Pool# BM3814
2.50%, 12/1/2031 36,233 34,330
Pool# AS8609
3.00%, 1/1/2032 32,949 31,556
Pool# AL9585
3.50%, 1/1/2032 8,029 7,826
Pool# BM4624
3.00%, 2/1/2032 25,791 24,780
Pool# AS8767
3.00%, 2/1/2032 25,727 24,654
Pool# AL9871
3.00%, 2/1/2032 10,591 10,175
Pool# BM3269
2.50%, 4/1/2032 62,589 59,128
Pool# BM4088
3.00%, 6/1/2032 22,758 21,866
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1107
3.50%, 7/1/2032 23,196 22,448
Pool# BH6610
3.50%, 7/1/2032 7,132 6,939
Pool# BM1669
3.00%, 8/1/2032 12,997 12,438
Pool# BM5167
3.50%, 9/1/2032 5,175 5,046
Pool# BH9391
3.50%, 10/1/2032 6,040 5,880
Pool# BM3977
3.00%, 12/1/2032 50,417 48,271
Pool# CA0951
3.00%, 12/1/2032 32,261 30,861
Pool# FM1661
2.50%, 1/1/2033 128,171 122,276
Pool# BM4338
2.50%, 1/1/2033 61,017 57,846
Pool# 656559
6.50%, 2/1/2033 8,078 8,323
Pool# 694846
6.50%, 4/1/2033 1,323 1,380
Pool# AB9402
3.00%, 5/1/2033 82,626 78,366
Pool# AB9403
3.00%, 5/1/2033 31,315 29,661
Pool# MA1527
3.00%, 8/1/2033 142,640 135,085
Pool# 750229
6.50%, 10/1/2033 10,015 10,268
Pool# 725228
6.00%, 3/1/2034 187,792 193,284
Pool# 788027
6.50%, 9/1/2034 13,112 13,523
Pool# FM4900
2.00%, 12/1/2035 49,108 44,365
Pool# CA8789
2.00%, 2/1/2036 300,153 270,776
Pool# CA9145
2.00%, 2/1/2036 244,689 220,741
Pool# FM5571
2.00%, 2/1/2036 133,516 120,617
Pool# CA9475
2.00%, 3/1/2036 79,429 71,655
Pool# CB0262
2.00%, 4/1/2036 1,593,809 1,435,434
Pool# FM8538
2.00%, 8/1/2036 18,064 16,295
Pool# AL4260
5.50%, 9/1/2036 15,335 15,618
Pool# MA4441
1.50%, 10/1/2036 37,731 33,041
Pool# FS0180
2.00%, 12/1/2036 118,647 106,517
Pool# FS0155
2.00%, 12/1/2036 56,503 50,970
Pool# BU1381
2.00%, 12/1/2036 37,857 34,129
Pool# CB2709
2.00%, 1/1/2037 93,970 84,764
Pool# MA4535
1.50%, 2/1/2037 259,355 226,456

24 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4566
1.50%, 3/1/2037 443,279 387,311
Pool# MA4581
1.50%, 4/1/2037 68,275 59,654
Pool# CB3441
2.50%, 4/1/2037 31,067 28,576
Pool# FS2497
1.50%, 8/1/2037 37,039 32,362
Pool# MA4726
4.00%, 9/1/2037 5,234 5,124
Pool# MA4797
4.00%, 11/1/2037 6,320 6,181
Pool# 955194
7.00%, 11/1/2037 48,872 51,202
Pool# MA5223
4.00%, 11/1/2038 1,798 1,758
Pool# AB1735
3.50%, 11/1/2040 4,509 4,225
Pool# AB2067
3.50%, 1/1/2041 128,193 120,132
Pool# AB2068
3.50%, 1/1/2041 74,718 70,020
Pool# 932888
3.50%, 1/1/2041 52,267 48,980
Pool# 932891
3.50%, 1/1/2041 10,180 9,530
Pool# AI9920
4.00%, 9/1/2041 4,120 3,954
Pool# AI9851
4.50%, 9/1/2041 20,734 20,551
Pool# AJ5431
4.50%, 10/1/2041 46,792 46,263
Pool# AJ4861
4.00%, 12/1/2041 61,095 58,991
Pool# AX5316
4.50%, 1/1/2042 6,715 6,659
Pool# AL2499
4.50%, 1/1/2042 2,128 2,110
Pool# AW8167
3.50%, 2/1/2042 151,465 141,812
Pool# AB5185
3.50%, 5/1/2042 123,398 115,522
Pool# AO3575
4.50%, 5/1/2042 43,018 42,506
Pool# AP2092
4.50%, 8/1/2042 10,851 10,652
Pool# AP7489
4.00%, 9/1/2042 199,533 192,666
Pool# AL2782
4.50%, 9/1/2042 27,086 26,819
Pool# AL2677
3.50%, 11/1/2042 70,645 66,137
Pool# MA1273
3.50%, 12/1/2042 87,821 82,215
Pool# AR8213
3.50%, 4/1/2043 74,982 70,213
Pool# AB9238
3.00%, 5/1/2043 286,105 259,286
Pool# AB9237
3.00%, 5/1/2043 228,270 206,824
Pool# AB9236
3.00%, 5/1/2043 52,670 47,721
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9362
3.50%, 5/1/2043 199,711 186,958
Pool# AT4145
3.00%, 6/1/2043 111,895 101,382
Pool# AB9814
3.00%, 7/1/2043 284,004 257,440
Pool# AS0255
4.50%, 8/1/2043 81,781 80,689
Pool# AS0516
3.00%, 9/1/2043 108,189 97,869
Pool# BM4222
3.00%, 1/1/2044 149,081 135,029
Pool# AW1006
4.00%, 5/1/2044 54,309 52,633
Pool# AL7767
4.50%, 6/1/2044 3,576 3,475
Pool# AS3946
4.00%, 12/1/2044 175,908 169,497
Pool# BM3611
4.00%, 1/1/2045 28,756 27,766
Pool# BM3804
3.50%, 2/1/2045 15,879 14,866
Pool# AL9555
4.00%, 2/1/2045 409,302 395,224
Pool# AL6889
4.50%, 2/1/2045 29,120 28,731
Pool# BM3931
3.00%, 3/1/2045 32,932 29,861
Pool# BM3664
3.00%, 5/1/2045 148,443 134,543
Pool# AS4921
3.50%, 5/1/2045 202,669 188,658
Pool# BM5562
4.00%, 6/1/2045 47,190 45,551
Pool# AL7207
4.50%, 8/1/2045 36,915 36,423
Pool# AS6362
4.50%, 12/1/2045 6,497 6,411
Pool# AS6474
3.50%, 1/1/2046 58,660 54,759
Pool# AS6539
3.50%, 1/1/2046 53,473 49,921
Pool# AL9849
3.50%, 1/1/2046 43,776 40,984
Pool# AL9781
4.50%, 2/1/2046 56,403 55,734
Pool# BM4621
3.50%, 3/1/2046 34,856 32,633
Pool# BC0823
3.50%, 4/1/2046 34,423 31,935
Pool# AL8833
4.00%, 6/1/2046 60,024 58,171
Pool# AS7545
3.50%, 7/1/2046 52,930 49,022
Pool# MA2705
3.00%, 8/1/2046 131,326 117,683
Pool# BC1489
3.00%, 8/1/2046 18,948 16,991
Pool# AS7760
4.00%, 8/1/2046 54,199 51,930
Pool# AS7770
4.50%, 8/1/2046 4,509 4,443

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8947
3.50%, 9/1/2046 10,916 10,126
Pool# AL9263
3.00%, 10/1/2046 38,357 34,329
Pool# BM3932
3.50%, 10/1/2046 45,015 41,761
Pool# FM1871
4.00%, 10/1/2046 36,991 35,718
Pool# BC4766
4.50%, 10/1/2046 9,685 9,556
Pool# AS8154
4.50%, 10/1/2046 2,699 2,661
Pool# FM1368
3.00%, 11/1/2046 358,975 322,314
Pool# BC9003
3.00%, 11/1/2046 40,937 36,640
Pool# BE5067
3.50%, 11/1/2046 119,278 110,814
Pool# BC9067
3.00%, 12/1/2046 56,830 50,848
Pool# AS8417
3.50%, 12/1/2046 48,342 44,711
Pool# AS8650
3.00%, 1/1/2047 280,450 250,793
Pool# AS8692
3.50%, 1/1/2047 48,748 45,109
Pool# BD2440
3.50%, 1/1/2047 17,379 16,082
Pool# BE7115
4.50%, 1/1/2047 2,245 2,204
Pool# BD5046
3.50%, 2/1/2047 17,179 15,902
Pool# AS8979
4.50%, 3/1/2047 11,844 11,661
Pool# BM3707
2.50%, 4/1/2047 37,263 32,185
Pool# AS9467
4.00%, 4/1/2047 4,758 4,559
Pool# AS9470
4.50%, 4/1/2047 38,610 37,975
Pool# BH0304
4.50%, 4/1/2047 2,683 2,636
Pool# AS9562
3.00%, 5/1/2047 22,721 20,289
Pool# BM3237
3.50%, 5/1/2047 83,673 77,669
Pool# AS9577
3.50%, 5/1/2047 65,896 60,283
Pool# AS9586
4.00%, 5/1/2047 308,093 295,501
Pool# BM1268
4.00%, 5/1/2047 99,820 95,641
Pool# AS9794
3.50%, 6/1/2047 61,200 57,093
Pool# BE3702
4.00%, 6/1/2047 29,170 27,860
Pool# BM1295
4.50%, 6/1/2047 35,657 35,093
Pool# BE9624
4.50%, 6/1/2047 16,252 15,868
Pool# BM3801
3.00%, 7/1/2047 91,165 81,572
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9909
3.50%, 7/1/2047 53,930 49,906
Pool# BM3556
4.00%, 9/1/2047 18,214 17,568
Pool# CA0623
4.50%, 10/1/2047 7,291 7,171
Pool# BM3379
3.00%, 12/1/2047 159,656 143,020
Pool# BJ1699
4.00%, 12/1/2047 58,616 56,407
Pool# MA3238
3.50%, 1/1/2048 93,056 85,992
Pool# MA3277
4.00%, 2/1/2048 66,720 63,927
Pool# BK1972
4.50%, 3/1/2048 13,831 13,650
Pool# MA3332
3.50%, 4/1/2048 71,814 66,252
Pool# CA1531
3.50%, 4/1/2048 21,473 20,054
Pool# CA1510
3.50%, 4/1/2048 19,606 18,118
Pool# CA1560
4.50%, 4/1/2048 21,528 21,089
Pool# CA1898
4.50%, 6/1/2048 42,467 41,646
Pool# CA1951
4.00%, 7/1/2048 18,999 18,206
Pool# BK6577
4.50%, 7/1/2048 3,547 3,461
Pool# CA2376
4.00%, 9/1/2048 28,929 27,709
Pool# MA3495
4.00%, 10/1/2048 56,060 53,689
Pool# BM4664
4.50%, 10/1/2048 28,902 28,301
Pool# FM1001
3.50%, 11/1/2048 10,761 9,944
Pool# MA3521
4.00%, 11/1/2048 44,083 41,996
Pool# MA3536
4.00%, 12/1/2048 44,485 42,565
Pool# BN0340
4.50%, 12/1/2048 60,988 59,590
Pool# CA2779
4.50%, 12/1/2048 31,960 31,283
Pool# MA3563
4.00%, 1/1/2049 175,818 168,346
Pool# BN3944
4.00%, 1/1/2049 17,178 16,448
Pool# CA3387
4.00%, 4/1/2049 64,805 62,110
Pool# CA3489
4.00%, 5/1/2049 38,169 36,586
Pool# MA3665
4.50%, 5/1/2049 56,643 55,244
Pool# CA3669
4.00%, 6/1/2049 76,857 73,551
Pool# CA3825
4.00%, 7/1/2049 22,795 21,911
Pool# FM2887
3.00%, 3/1/2050 85,575 76,071

26 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM0077
3.00%, 3/1/2050 41,096 36,515
Pool# CA5510
3.00%, 4/1/2050 131,157 116,590
Pool# MA4048
3.00%, 6/1/2050 41,527 36,868
Pool# MA4077
2.00%, 7/1/2050 87,297 71,079
Pool# CA6598
2.50%, 8/1/2050 282,105 240,838
Pool# MA4097
3.00%, 8/1/2050 9,152 8,121
Pool# BQ4909
2.00%, 9/1/2050 765,617 623,871
Pool# CA6985
2.00%, 9/1/2050 477,874 389,315
Pool# FM4222
2.50%, 9/1/2050 549,318 471,435
Pool# CA7572
2.50%, 10/1/2050 449,217 385,728
Pool# CA7368
2.50%, 10/1/2050 355,663 302,094
Pool# CA7369
2.50%, 10/1/2050 253,454 215,278
Pool# MA4181
1.50%, 11/1/2050 424,577 327,521
Pool# FM4808
2.50%, 11/1/2050 251,932 213,987
Pool# MA4210
2.50%, 12/1/2050 64,128 54,469
Pool# CA8442
2.00%, 1/1/2051 931,241 760,013
Pool# FM6031
2.00%, 2/1/2051 1,278,642 1,033,381
Pool# CA8893
2.00%, 2/1/2051 376,846 306,247
Pool# BQ9747
2.00%, 2/1/2051 323,741 262,390
Pool# CA8823
2.00%, 2/1/2051 202,526 164,588
Pool# FM6135
2.00%, 2/1/2051 128,898 105,261
Pool# FM6554
2.00%, 3/1/2051 501,236 409,321
Pool# FM7677
2.50%, 3/1/2051 530,027 450,202
Pool# CB0149
2.00%, 4/1/2051 194,991 158,883
Pool# CB0400
2.00%, 5/1/2051 79,574 65,389
Pool# CB0684
2.00%, 6/1/2051 302,675 246,046
Pool# FM8630
1.50%, 7/1/2051 37,981 29,314
Pool# CB1110
2.00%, 7/1/2051 82,559 67,245
Pool# FM8160
2.50%, 7/1/2051 150,942 128,751
Pool# FM8007
2.50%, 7/1/2051 93,753 79,507
Pool# FM8011
2.50%, 8/1/2051 300,399 255,650
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8441
2.50%, 8/1/2051 119,499 102,114
Pool# CB1330
2.50%, 8/1/2051 99,688 84,517
Pool# MA4399
2.50%, 8/1/2051 81,203 68,481
Pool# FM8794
2.50%, 9/1/2051 289,808 247,274
Pool# FM9082
2.00%, 10/1/2051 103,168 84,181
Pool# CB1871
2.50%, 10/1/2051 362,367 309,185
Pool# MA4464
1.50%, 11/1/2051 49,711 38,177
Pool# MA4465
2.00%, 11/1/2051 661,849 534,100
Pool# FM9450
2.00%, 11/1/2051 103,325 84,175
Pool# FM9491
2.50%, 11/1/2051 41,197 35,017
Pool# FM9494
2.50%, 11/1/2051 26,644 22,729
Pool# FM9543
2.50%, 12/1/2051 428,442 365,473
Pool# CB2410
2.50%, 12/1/2051 105,638 90,088
Pool# FM9806
2.50%, 12/1/2051 90,895 77,489
Pool# MA4512
2.50%, 1/1/2052 780,338 658,882
Pool# BU8176
2.50%, 1/1/2052 417,398 353,530
Pool# FS2639
2.50%, 1/1/2052 308,919 262,148
Pool# BU9929
2.00%, 2/1/2052 238,933 192,315
Pool# MA4578
2.50%, 4/1/2052 352,051 297,453
Pool# CB3351
2.50%, 4/1/2052 65,934 55,742
Pool# MA4653
3.00%, 7/1/2052 172,087 150,409
Pool# MA4700
4.00%, 8/1/2052 69,279 64,953
Pool# FS2972
4.50%, 10/1/2052 45,198 43,727
Pool# MA4805
4.50%, 11/1/2052 57,903 55,793
Pool# CB5084
5.00%, 11/1/2052 45,690 45,364
Pool# CB5268
4.50%, 12/1/2052 324,185 312,633
Pool# FS3416
5.00%, 12/1/2052 88,013 87,386
Pool# CB5535
5.00%, 1/1/2053 232,732 229,340
Pool# BW5089
5.00%, 1/1/2053 63,248 62,437
Pool# CB5642
5.50%, 2/1/2053 76,696 76,936
Pool# CB5836
5.00%, 3/1/2053 43,906 43,720

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB5908
5.50%, 3/1/2053 72,420 73,283
Pool# FS4070
5.50%, 3/1/2053 46,795 47,164
Pool# CB6004
5.50%, 4/1/2053 303,715 306,861
Pool# CB6182
5.00%, 5/1/2053 141,451 139,345
Pool# MA5073
6.00%, 7/1/2053 48,685 49,395
Pool# FS5424
4.50%, 8/1/2053 40,504 39,089
Pool# CB6921
6.00%, 8/1/2053 32,443 33,434
Pool# FS5886
6.00%, 9/1/2053 106,262 108,163
Pool# CB7115
6.00%, 9/1/2053 49,804 51,104
Pool# CB7484
6.50%, 11/1/2053 172,322 177,121
Pool# FS6294
6.50%, 11/1/2053 20,737 21,291
Pool# FS6529
6.50%, 12/1/2053 139,961 144,544
Pool# CB7803
6.50%, 1/1/2054 80,020 82,638
Pool# CB7865
6.50%, 1/1/2054 19,420 19,985
Pool# CB8024
6.50%, 2/1/2054 122,482 127,426
Pool# CB8342
6.00%, 4/1/2054 150,528 152,646
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 8/25/2039 200,000 174,626
2.50%, 8/25/2039 64,000 58,831
3.00%, 8/25/2039 75,000 70,526
3.50%, 8/25/2039 150,000 144,221
4.00%, 8/25/2039 75,000 73,359
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2054 950,000
963,471
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 8/25/2054 200,000 181,448
4.00%, 8/25/2054 675,000 632,533
4.50%, 8/25/2054 549,000 528,808
5.00%, 8/25/2054 1,101,000 1,084,169
5.50%, 8/25/2054 1,146,000 1,147,755
6.50%, 8/25/2054 725,000 743,474
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 490 493
Pool# 486936
6.50%, 2/15/2029 195 201
Pool# 502969
6.00%, 3/15/2029 861 880
Pool# 487053
7.00%, 3/15/2029 290 291
Pool# 781014
6.00%, 4/15/2029 529 536
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 509099
7.00%, 6/15/2029 1,322 1,324
Pool# 434505
7.50%, 8/15/2029 23 23
Pool# 781124
7.00%, 12/15/2029 2,034 2,104
Pool# 507396
7.50%, 9/15/2030 15,233 15,254
Pool# 531352
7.50%, 9/15/2030 1,059 1,060
Pool# 536334
7.50%, 10/15/2030 82 82
Pool# 486019
7.50%, 1/15/2031 390 391
Pool# 535388
7.50%, 1/15/2031 265 265
Pool# 528589
6.50%, 3/15/2031 4,674 4,736
Pool# 508473
7.50%, 4/15/2031 1,346 1,349
Pool# 544470
8.00%, 4/15/2031 533 533
Pool# 781287
7.00%, 5/15/2031 957 990
Pool# 781319
7.00%, 7/15/2031 320 338
Pool# 485879
7.00%, 8/15/2031 776 778
Pool# 572554
6.50%, 9/15/2031 14,988 15,503
Pool# 781328
7.00%, 9/15/2031 917 957
Pool# 550991
6.50%, 10/15/2031 255 263
Pool# 571267
7.00%, 10/15/2031 129 129
Pool# 555171
6.50%, 12/15/2031 628 646
Pool# 781380
7.50%, 12/15/2031 311 328
Pool# 781481
7.50%, 1/15/2032 1,362 1,425
Pool# 580972
6.50%, 2/15/2032 82 83
Pool# 781401
7.50%, 2/15/2032 1,037 1,095
Pool# 781916
6.50%, 3/15/2032 9,462 9,715
Pool# 552474
7.00%, 3/15/2032 1,978 2,035
Pool# 781478
7.50%, 3/15/2032 591 622
Pool# 781429
8.00%, 3/15/2032 1,078 1,142
Pool# 781431
7.00%, 4/15/2032 3,889 4,094
Pool# 552616
7.00%, 6/15/2032 15,375 15,678
Pool# 570022
7.00%, 7/15/2032 6,698 6,915
Pool# 595077
6.00%, 10/15/2032 2,013 2,108

28 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552903
6.50%, 11/15/2032 25,335 26,208
Pool# 552952
6.00%, 12/15/2032 1,373 1,397
Pool# 602102
6.00%, 2/15/2033 7,797 8,014
Pool# 588192
6.00%, 2/15/2033 1,602 1,637
Pool# 553144
5.50%, 4/15/2033 4,493 4,520
Pool# 604243
6.00%, 4/15/2033 2,706 2,825
Pool# 611526
6.00%, 5/15/2033 4,333 4,425
Pool# 553320
6.00%, 6/15/2033 8,360 8,612
Pool# 604788
6.50%, 11/15/2033 27,421 28,542
Pool# 781688
6.00%, 12/15/2033 10,874 11,204
Pool# 604875
6.00%, 12/15/2033 9,359 9,728
Pool# 781690
6.00%, 12/15/2033 3,888 4,004
Pool# 781699
7.00%, 12/15/2033 1,154 1,172
Pool# 621856
6.00%, 1/15/2034 5,005 5,101
Pool# 564799
6.00%, 3/15/2034 3,702 3,754
Pool# 630038
6.50%, 8/15/2034 17,802 18,452
Pool# 781804
6.00%, 9/15/2034 10,866 11,285
Pool# 781847
6.00%, 12/15/2034 8,230 8,547
Pool# 486921
5.50%, 2/15/2035 2,921 3,004
Pool# 781902
6.00%, 2/15/2035 10,857 11,276
Pool# 649510
5.50%, 10/15/2035 35,190 36,361
Pool# 652207
5.50%, 3/15/2036 24,712 25,322
Pool# 655519
5.00%, 5/15/2036 11,534 11,747
Pool# 652539
5.00%, 5/15/2036 3,958 3,964
Pool# 606308
5.50%, 5/15/2036 4,038 4,153
Pool# 656666
6.00%, 6/15/2036 6,107 6,243
Pool# 657912
6.50%, 8/15/2036 1,924 1,982
Pool# 704630
5.50%, 7/15/2039 9,922 10,168
Pool# 757038
4.00%, 12/15/2040 97,983 94,098
Pool# 757039
4.00%, 12/15/2040 97,656 93,302
Pool# 755656
4.00%, 12/15/2040 33,165 32,013
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 757044
4.00%, 12/15/2040 30,850 29,688
Pool# 742235
4.00%, 12/15/2040 26,375 25,329
Pool# 755655
4.00%, 12/15/2040 20,674 19,956
Pool# 757043
4.00%, 12/15/2040 14,535 13,959
Pool# 756631
4.00%, 12/15/2040 10,850 10,473
Pool# 755959
4.00%, 1/15/2041 73,108 70,570
Pool# 742244
4.00%, 1/15/2041 60,653 58,248
Pool# 753826
4.00%, 1/15/2041 34,599 33,227
Pool# 690662
4.00%, 1/15/2041 18,651 17,911
Pool# 719486
4.00%, 1/15/2041 6,707 6,408
Pool# 757555
4.00%, 2/15/2041 14,474 13,971
Pool# 757557
4.00%, 2/15/2041 7,221 6,970
Pool# AD6012
3.50%, 4/15/2043 197,057 185,380
Pool# AA6307
3.50%, 4/15/2043 58,878 55,301
Pool# AA6403
3.00%, 5/15/2043 268,919 245,772
Pool# 783781
3.50%, 6/15/2043 63,602 59,571
Pool# 784015
3.00%, 7/15/2043 15,047 13,752
Pool# 784714
3.00%, 1/15/2044 80,911 73,946
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 57,760 59,472
Pool# 4559
5.00%, 10/20/2039 79,289 80,267
Pool# 737727
4.00%, 12/20/2040 325,497 313,394
Pool# 737730
4.00%, 12/20/2040 95,481 91,931
Pool# 4923
4.50%, 1/20/2041 54,529 54,162
Pool# 4978
4.50%, 3/20/2041 7,607 7,555
Pool# 5017
4.50%, 4/20/2041 78,417 77,889
Pool# 5082
4.50%, 6/20/2041 139,626 138,686
Pool# 675523
3.50%, 3/20/2042 126,779 117,096
Pool# MA0462
3.50%, 10/20/2042 203,134 190,619
Pool# MA0625
3.50%, 12/20/2042 155,510 145,944
Pool# MA0698
3.00%, 1/20/2043 131,407 119,563

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AF1001
3.50%, 6/20/2043 103,076 95,325
Pool# AJ9335
3.50%, 10/20/2044 7,484 6,918
Pool# MA2754
3.50%, 4/20/2045 74,752 69,828
Pool# MA2824
2.50%, 5/20/2045 112,859 98,852
Pool# MA2825
3.00%, 5/20/2045 155,166 141,179
Pool# MA2891
3.00%, 6/20/2045 407,271 370,410
Pool# MA2892
3.50%, 6/20/2045 34,059 31,812
Pool# MA2960
3.00%, 7/20/2045 134,644 122,340
Pool# MA3172
3.00%, 10/20/2045 47,993 43,591
Pool# MA3173
3.50%, 10/20/2045 2,930 2,734
Pool# MA3243
3.00%, 11/20/2045 43,117 39,152
Pool# MA3244
3.50%, 11/20/2045 55,573 51,864
Pool# 784098
3.00%, 12/20/2045 224,590 203,805
Pool# 784119
3.00%, 2/20/2046 178,564 161,974
Pool# MA3520
3.00%, 3/20/2046 149,815 135,842
Pool# MA3521
3.50%, 3/20/2046 126,331 117,847
Pool# MA3735
3.00%, 6/20/2046 143,512 129,901
Pool# MA3876
4.50%, 8/20/2046 4,923 4,866
Pool# MA3939
4.50%, 9/20/2046 2,947 2,870
Pool# MA4125
2.50%, 12/20/2046 42,410 37,145
Pool# MA4126
3.00%, 12/20/2046 500,510 452,651
Pool# MA4194
2.50%, 1/20/2047 107,404 94,072
Pool# MA4196
3.50%, 1/20/2047 14,457 13,453
Pool# MA4264
4.50%, 2/20/2047 5,315 5,233
Pool# MA4321
3.50%, 3/20/2047 185,908 172,934
Pool# AZ1974
3.50%, 4/20/2047 75,425 70,058
Pool# MA4384
4.50%, 4/20/2047 4,530 4,441
Pool# MA4512
4.50%, 6/20/2047 13,083 12,866
Pool# MA4652
3.50%, 8/20/2047 52,133 48,481
Pool# MA4836
3.00%, 11/20/2047 80,462 72,516
Pool# 784421
3.50%, 12/20/2047 178,782 166,144
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4900
3.50%, 12/20/2047 113,404 105,278
Pool# MA4962
3.50%, 1/20/2048 3,584 3,328
Pool# 784480
3.50%, 4/20/2048 43,221 40,239
Pool# 784481
3.50%, 4/20/2048 8,438 7,834
Pool# MA5191
3.50%, 5/20/2048 112,319 104,427
Pool# MA5331
4.50%, 7/20/2048 34,303 33,662
Pool# MA5465
3.50%, 9/20/2048 13,172 12,222
Pool# BK2856
4.50%, 12/20/2048 4,214 4,046
Pool# MA5818
4.50%, 3/20/2049 656,870 644,371
Pool# MA6092
4.50%, 8/20/2049 20,413 19,922
Pool# MA6409
3.00%, 1/20/2050 191,029 171,626
Pool# MA6764
2.00%, 7/20/2050 52,347 43,497
Pool# BW4732
2.50%, 8/20/2050 329,388 275,294
Pool# BW6206
2.50%, 8/20/2050 321,106 268,371
Pool# BW4741
2.50%, 9/20/2050 335,939 280,769
Pool# MA7051
2.00%, 12/20/2050 328,088 272,240
Pool# MA7311
2.00%, 4/20/2051 1,469,087 1,217,823
Pool# MA7472
2.50%, 7/20/2051 576,885 496,373
Pool# MA7936
2.50%, 3/20/2052 1,157,499 995,963
Pool# MA8197
2.50%, 8/20/2052 583,806 502,572
Pool# MA8201
4.50%, 8/20/2052 66,732 64,794
Pool# MA8491
5.50%, 12/20/2052 111,745 112,499
Pool# MA8800
5.00%, 4/20/2053 437,963 432,937
Pool# MA8948
5.50%, 6/20/2053 182,429 183,007
Pool# 786798
5.50%, 7/20/2053 63,825 64,539
Pool# MA9172
6.00%, 9/20/2053 123,392 125,590
Pool# MA9242
6.00%, 10/20/2053 190,936 194,337
Pool# MA9364
6.50%, 12/20/2053 19,426 19,800
Pool# MA9424
6.00%, 1/20/2054 40,347 40,827
GNMA TBA
2.00%, 8/15/2054 700,000 580,097
2.50%, 8/15/2054 375,000 322,681
5.00%, 8/15/2054 650,000 642,731

30 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
5.50%, 8/15/2054 550,000 551,661
6.00%, 8/15/2054 300,000 303,516
6.50%, 8/15/2054 425,000 432,934
Total Mortgage-Backed Securities
(cost $74,022,048)
66,584,303
Municipal Bonds 0 .8%
California 0 .2%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 30,017
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 113,442
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 80,327
State of California,
GO, 7.63%, 3/1/2040 100,000 122,418
University of California, RB,
Series AX, 3.06%, 7/1/2025 50,000 49,137
395,341
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 49,525
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 32,854
State of Illinois, GO, 5.10%,
6/1/2033 174,118 173,402
206,256
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 61,913
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 41,082
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 160,570
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 137,204
297,774
Municipal Bonds
Principal
Amount ($) Value ($)
New York 0 .1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 26,183
New York City Transitional
Finance Authority, RB,
Series B-1, 5.57%,
11/1/2038 100,000 103,120
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 107,112
236,415
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 100,193
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 98,603
198,796
Texas 0 .2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,545
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 150,523
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 18,866
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 52,359
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 101,294
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 14,551 14,781
Series A-2, 5.17%,
4/1/2041 15,000 15,382
395,750
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,409
Total Municipal Bonds
(cost $1,997,702)
1,902,261
Supranational 1 .0%
African Development Bank,
4.38%, 3/14/2028 200,000 201,621
Asian Development Bank
2.50%, 11/2/2027 250,000 237,487
2.75%, 1/19/2028 200,000 191,226

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 31
Supranational
Principal
Amount ($) Value ($)
4.50%, 8/25/2028 210,000 213,308
3.13%, 9/26/2028 75,000 72,359
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 99,519
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 150,399
European Investment Bank
0.38%, 3/26/2026(b) 100,000 93,595
3.63%, 7/15/2030 80,000 78,448
3.75%, 2/14/2033(b) 200,000 194,454
4.13%, 2/13/2034(b) 100,000 99,829
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 298,773
1.13%, 1/13/2031 50,000 41,743
3.50%, 4/12/2033 200,000 190,304
International Bank for
Reconstruction &
Development
4.63%, 8/1/2028 260,000 265,347
1.75%, 10/23/2029 250,000 223,905
Total Supranational
(cost $2,721,120)
2,652,317
U.S. Government Agency Securities 0 .7%
FHLB, 5.50%, 7/15/2036 200,000 223,133
FHLMC
0.38%, 7/21/2025 65,000 62,294
6.75%, 3/15/2031 200,000 230,627
6.25%, 7/15/2032(b) 165,000 188,840
FNMA
0.50%, 6/17/2025 500,000 481,646
6.25%, 5/15/2029 100,000 109,968
7.25%, 5/15/2030(b) 200,000 232,695
0.88%, 8/5/2030 80,000 66,488
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 101,032
Total U.S. Government Agency Securities
(cost $1,748,389)
1,696,723
U.S. Treasury Obligations 42 .7%
U.S. Treasury Bonds
6.00%, 2/15/2026 (b) 444,500 456,029
5.50%, 8/15/2028 300,000 318,305
5.25%, 11/15/2028 (b) 100,000 105,227
4.50%, 2/15/2036 (b) 400,000 418,688
4.75%, 2/15/2037 (b) 400,000 426,719
4.50%, 5/15/2038 500,000 519,375
4.50%, 8/15/2039 185,000 191,070
4.38%, 11/15/2039 480,000 488,925
1.13%, 5/15/2040 500,000 319,473
4.38%, 5/15/2040 200,000 203,461
3.88%, 8/15/2040 400,000 382,875
1.38%, 11/15/2040 200,000 131,070
4.25%, 11/15/2040 200,000 199,961
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.88%, 2/15/2041 500,000 354,453
1.75%, 8/15/2041 500,000 342,598
3.75%, 8/15/2041 150,000 139,840
2.00%, 11/15/2041 250,000 177,764
3.13%, 11/15/2041 300,000 255,539
2.38%, 2/15/2042 100,000 75,332
3.13%, 2/15/2042 80,000 67,828
3.25%, 5/15/2042 300,000 257,461
2.75%, 8/15/2042 500,000 397,285
3.38%, 8/15/2042 300,000 261,633
2.75%, 11/15/2042 250,000 197,754
4.00%, 11/15/2042 200,000 190,156
3.13%, 2/15/2043 650,000 542,979
3.88%, 2/15/2043 800,000 745,719
2.88%, 5/15/2043 700,000 560,820
3.88%, 5/15/2043 400,000 372,250
3.63%, 8/15/2043 500,000 447,715
4.38%, 8/15/2043 200,000 199,023
3.75%, 11/15/2043 250,000 227,578
4.75%, 11/15/2043 200,000 208,875
3.63%, 2/15/2044 300,000 267,949
4.50%, 2/15/2044 100,000 101,000
4.63%, 5/15/2044 (b) 150,000 154,055
3.13%, 8/15/2044 400,000 329,750
3.00%, 11/15/2044 350,000 282,146
3.00%, 5/15/2045 400,000 321,281
2.50%, 2/15/2046 400,000 291,469
2.50%, 5/15/2046 400,000 290,719
2.25%, 8/15/2046 300,000 206,906
2.88%, 11/15/2046 275,000 213,275
3.00%, 2/15/2047 400,000 316,578
3.00%, 5/15/2047 400,000 316,031
2.75%, 8/15/2047 350,000 263,402
3.00%, 2/15/2048 500,000 392,734
3.00%, 8/15/2048 350,000 274,162
3.38%, 11/15/2048 500,000 418,848
2.88%, 5/15/2049 400,000 305,078
2.25%, 8/15/2049 300,000 200,496
2.38%, 11/15/2049 450,000 308,795
2.00%, 2/15/2050 500,000 314,062
1.25%, 5/15/2050 (b) 400,000 205,422
1.38%, 8/15/2050 700,000 370,699
1.63%, 11/15/2050 250,000 141,582
1.88%, 2/15/2051 550,000 332,148
2.38%, 5/15/2051 900,000 612,141
2.00%, 8/15/2051 700,000 434,301
1.88%, 11/15/2051 630,000 378,123
2.25%, 2/15/2052 800,000 527,063
2.88%, 5/15/2052 640,000 484,700
3.00%, 8/15/2052 600,000 466,359
4.00%, 11/15/2052 750,000 705,527
3.63%, 2/15/2053 350,000 307,412
3.63%, 5/15/2053 800,000 703,000
4.13%, 8/15/2053 700,000 673,203
4.75%, 11/15/2053 500,000 533,672
4.25%, 2/15/2054 (b) 600,000 590,063
4.63%, 5/15/2054 750,000 785,391
U.S. Treasury Notes
2.88%, 7/31/2025 (b) 750,000 736,588
4.75%, 7/31/2025 1,400,000 1,400,252
2.00%, 8/15/2025 500,000 486,496
0.25%, 8/31/2025 500,000 476,680

32 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
5.00%, 8/31/2025 1,000,000 1,002,773
3.50%, 9/15/2025 600,000 592,477
0.25%, 9/30/2025 600,000 570,375
4.25%, 10/15/2025 1,000,000 995,820
3.00%, 10/31/2025 800,000 784,531
5.00%, 10/31/2025 1,000,000 1,004,492
2.25%, 11/15/2025 1,500,000 1,456,875
0.38%, 11/30/2025 1,300,000 1,230,379
4.00%, 12/15/2025 900,000 893,707
0.38%, 12/31/2025 1,200,000 1,132,547
3.88%, 1/15/2026 1,500,000 1,486,758
0.38%, 1/31/2026 1,000,000 941,016
2.63%, 1/31/2026 750,000 730,049
1.63%, 2/15/2026 (b) 400,000 383,359
4.00%, 2/15/2026 500,000 496,582
4.63%, 3/15/2026 (b) 400,000 401,281
0.75%, 3/31/2026 (b) 500,000 470,898
3.75%, 4/15/2026 500,000 494,824
4.88%, 4/30/2026 900,000 907,488
4.13%, 6/15/2026 800,000 797,281
0.63%, 7/31/2026 1,000,000 930,859
1.50%, 8/15/2026 400,000 378,609
0.75%, 8/31/2026 1,000,000 930,937
1.38%, 8/31/2026 1,000,000 942,969
4.63%, 9/15/2026 600,000 604,570
1.63%, 9/30/2026 500,000 473,301
4.63%, 10/15/2026 700,000 705,852
1.63%, 10/31/2026 1,000,000 945,039
2.00%, 11/15/2026 400,000 381,125
1.25%, 12/31/2026 700,000 653,953
4.00%, 1/15/2027 500,000 498,066
1.50%, 1/31/2027 800,000 750,281
2.25%, 2/15/2027 400,000 381,984
4.13%, 2/15/2027 500,000 499,687
1.13%, 2/28/2027 200,000 185,430
1.88%, 2/28/2027 700,000 661,637
0.63%, 3/31/2027 500,000 456,445
2.50%, 3/31/2027 600,000 576,164
4.50%, 4/15/2027 400,000 403,875
0.50%, 4/30/2027 300,000 272,215
2.75%, 4/30/2027 450,000 434,285
2.38%, 5/15/2027 500,000 477,402
2.63%, 5/31/2027 700,000 672,793
2.75%, 7/31/2027 300,000 288,902
2.25%, 8/15/2027 500,000 474,180
0.50%, 8/31/2027 500,000 448,906
3.13%, 8/31/2027 700,000 681,187
0.38%, 9/30/2027 500,000 445,957
4.13%, 9/30/2027 700,000 701,832
0.50%, 10/31/2027 500,000 446,602
4.13%, 10/31/2027 (b) 500,000 501,328
2.25%, 11/15/2027 870,000 822,286
0.63%, 11/30/2027 250,000 223,643
3.88%, 11/30/2027 430,000 427,900
0.63%, 12/31/2027 500,000 446,250
3.88%, 12/31/2027 800,000 796,406
0.75%, 1/31/2028 500,000 447,188
3.50%, 1/31/2028 1,300,000 1,278,215
2.75%, 2/15/2028 1,000,000 958,047
1.13%, 2/29/2028 (b) 700,000 633,145
4.00%, 2/29/2028 300,000 299,895
1.25%, 3/31/2028 500,000 453,340
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.63%, 3/31/2028 600,000 592,383
1.25%, 4/30/2028 700,000 633,473
3.50%, 4/30/2028 1,300,000 1,277,656
2.88%, 5/15/2028 1,000,000 960,430
1.25%, 5/31/2028 700,000 632,352
3.63%, 5/31/2028 350,000 345,516
1.25%, 6/30/2028 700,000 631,094
4.00%, 6/30/2028 750,000 750,381
1.00%, 7/31/2028 1,000,000 890,664
4.13%, 7/31/2028 700,000 703,637
2.88%, 8/15/2028 1,000,000 958,828
4.38%, 8/31/2028 400,000 405,969
1.25%, 9/30/2028 500,000 448,184
4.63%, 9/30/2028 500,000 512,383
1.38%, 10/31/2028 500,000 449,766
4.88%, 10/31/2028 300,000 310,535
1.50%, 11/30/2028 500,000 451,328
3.75%, 12/31/2028 700,000 694,176
1.75%, 1/31/2029 500,000 454,883
4.00%, 1/31/2029 400,000 400,828
2.63%, 2/15/2029 457,000 431,811
2.38%, 3/31/2029 400,000 373,187
4.13%, 3/31/2029 800,000 806,063
2.88%, 4/30/2029 350,000 333,730
4.63%, 4/30/2029 400,000 411,750
2.38%, 5/15/2029 100,000 93,172
2.75%, 5/31/2029 300,000 284,250
4.50%, 5/31/2029 500,000 512,422
3.25%, 6/30/2029 400,000 387,594
4.25%, 6/30/2029 600,000 608,297
2.63%, 7/31/2029 200,000 188,133
4.00%, 7/31/2029 600,000 602,063
1.63%, 8/15/2029 200,000 179,148
3.13%, 8/31/2029 400,000 385,000
3.88%, 9/30/2029 300,000 298,980
4.00%, 10/31/2029 300,000 300,715
1.75%, 11/15/2029 250,000 224,395
3.88%, 11/30/2029 250,000 249,160
3.88%, 12/31/2029 700,000 697,211
3.50%, 1/31/2030 650,000 635,375
1.50%, 2/15/2030 700,000 615,070
4.00%, 2/28/2030 350,000 350,779
3.63%, 3/31/2030 400,000 393,234
3.50%, 4/30/2030 700,000 683,566
0.63%, 5/15/2030 700,000 580,344
3.75%, 5/31/2030 300,000 296,695
3.75%, 6/30/2030 900,000 890,051
4.00%, 7/31/2030 550,000 551,074
0.63%, 8/15/2030 950,000 781,412
4.13%, 8/31/2030 400,000 403,437
4.63%, 9/30/2030 500,000 517,852
4.88%, 10/31/2030 800,000 840,031
0.88%, 11/15/2030 800,000 664,344
4.38%, 11/30/2030 200,000 204,555
3.75%, 12/31/2030 400,000 395,187
1.13%, 2/15/2031 800,000 671,594
4.25%, 2/28/2031 600,000 609,961
4.13%, 3/31/2031 500,000 504,688
4.63%, 4/30/2031 400,000 415,500
1.63%, 5/15/2031 900,000 775,582
4.63%, 5/31/2031 300,000 311,672
4.25%, 6/30/2031 800,000 813,750

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 33
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 7/31/2031 500,000 504,922
1.25%, 8/15/2031 500,000 416,934
1.38%, 11/15/2031 800,000 668,812
1.88%, 2/15/2032 800,000 690,125
2.88%, 5/15/2032 1,000,000 924,844
2.75%, 8/15/2032 1,100,000 1,005,125
4.13%, 11/15/2032 750,000 755,742
3.50%, 2/15/2033 1,050,000 1,009,559
3.38%, 5/15/2033 1,000,000 951,172
3.88%, 8/15/2033 900,000 888,187
4.50%, 11/15/2033 900,000 930,937
4.00%, 2/15/2034 700,000 697,047
4.38%, 5/15/2034 1,300,000 1,333,313
Total U.S. Treasury Obligations
(cost $119,323,362)
111,423,556
Repurchase Agreements 3 .7%
CF Secured, LLC
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $1,637,835,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$1,670,592. (f) 1,637,592 1,637,592
HSBC Securities, Inc.
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,739,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$5,100,754. (f) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$3,060,000. (f) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $9,637,592)
9,637,592
Total Investments
(cost $288,574,129) — 102.6%
267,627,803
Liabilities in excess of other
assets — (2.6)% (6,693,080)
NET ASSETS — 100.0%
$ 260,934,723
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2024.
(b) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $17,149,369, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,637,592 and by $7,997,717 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.50%, and maturity dates ranging from
8/8/2024 – 5/15/2054, a total value of $17,635,309.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$340,859 which represents 0.13% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2024.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2024.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of July 31, 2024 was $9,637,592.

34 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

36 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,105,933 $ – $ 1,105,933
Commercial Mortgage-Backed Securities – 3,693,406 – 3,693,406
Corporate Bonds – 65,019,893 – 65,019,893
Foreign Government Securities – 3,911,819 – 3,911,819
Mortgage-Backed Securities – 66,584,303 – 66,584,303
Municipal Bonds – 1,902,261 – 1,902,261
Repurchase Agreements – 9,637,592 – 9,637,592
Supranational – 2,652,317 – 2,652,317
U.S. Government Agency Securities – 1,696,723 – 1,696,723
U.S. Treasury Obligations – 111,423,556 – 111,423,556
Total $ – $ 267,627,803 $ – $ 267,627,803
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks 99 .0%
Shares Value ($)
AUSTRALIA 7 .4%
Banks 2 .1%
ANZ Group Holdings Ltd. 179,091 3,407,959
Commonwealth Bank of
Australia 99,801 8,993,761
National Australia Bank Ltd.
(a) 184,762 4,672,396
Westpac Banking Corp. 206,833 4,047,481
21,121,597
Beverages 0 .0%
†
Treasury Wine Estates Ltd.
(a) 50,622 409,004
Broadline Retail 0 .3%
Wesfarmers Ltd.(a) 67,573 3,255,979
Capital Markets 0 .3%
ASX Ltd. 12,046 511,977
Macquarie Group Ltd.(a) 21,664 2,976,933
3,488,910
Chemicals 0 .0%
†
Orica Ltd.(a) 29,305 344,264
Commercial Services & Supplies 0 .1%
Brambles Ltd. 83,306 850,429
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd.(a) 79,763 945,900
Endeavour Group Ltd. 93,046 334,168
Woolworths Group Ltd. 73,378 1,655,837
2,935,905
Diversified REITs 0 .1%
GPT Group (The) 119,780 364,306
Mirvac Group 235,719 331,160
Stockland 148,142 447,688
1,143,154
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 245,349 632,299
Electric Utilities 0 .1%
Origin Energy Ltd. 103,249 708,439
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 14,097 327,366
Gas Utilities 0 .0%
†
APA Group 78,033 403,742
Ground Transportation 0 .0%
†
Aurizon Holdings Ltd. 114,500 279,692
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 3,958 893,385
Health Care Providers & Services 0 .1%
Ramsay Health Care Ltd. 10,306 314,893
Sonic Healthcare Ltd. 27,888 506,957
821,850
Health Care Technology 0 .0%
†
Pro Medicus Ltd.(a) 3,337 313,825
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 34,618 1,228,046
Lottery Corp. Ltd. (The) 138,655 453,118
1,681,164
Industrial REITs 0 .2%
Goodman Group 101,804 2,355,581
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0 .3%
Insurance Australia Group
Ltd. 137,221 663,971
Medibank Pvt Ltd.(a) 155,171 404,198
QBE Insurance Group Ltd. 88,521 1,046,850
Suncorp Group Ltd. 76,129 887,515
3,002,534
Interactive Media & Services 0 .1%
CAR Group Ltd. 20,994 481,491
REA Group Ltd. 3,275 438,356
SEEK Ltd. 20,025 288,589
1,208,436
Metals & Mining 2 .1%
BHP Group Ltd. 302,385 8,395,490
BlueScope Steel Ltd. 25,609 368,521
Fortescue Ltd. 98,928 1,230,616
Glencore plc 617,541 3,418,886
Mineral Resources Ltd.(a) 10,719 383,617
Northern Star Resources Ltd. 69,617 647,062
Pilbara Minerals Ltd.(a) 170,838 329,832
Rio Tinto Ltd. 21,685 1,666,341
Rio Tinto plc 67,122 4,345,686
South32 Ltd. 276,879 556,036
21,342,087
Office REITs 0 .0%
†
Dexus 66,686 307,507
Oil, Gas & Consumable Fuels 0 .3%
Ampol Ltd. 14,253 313,397
Santos Ltd.(a) 192,418 998,137
Woodside Energy Group Ltd. 114,237 2,070,889
3,382,423
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 43,751 185,686
Professional Services 0 .1%
Computershare Ltd. 32,241 583,065
Retail REITs 0 .1%
Scentre Group 311,986 711,853
Vicinity Ltd. 217,516 302,504
1,014,357
Software 0 .1%
WiseTech Global Ltd. 10,312 647,399
Trading Companies & Distributors 0 .1%
Reece Ltd. 12,296 223,600
Seven Group Holdings Ltd. 11,575 296,661
520,261
Transportation Infrastructure 0 .2%
Transurban Group(a) 186,039 1,583,211
75,743,551
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 20,334 1,055,474
Electric Utilities 0 .0%
†
Verbund AG 4,205 336,708
Metals & Mining 0 .0%
†
voestalpine AG 6,995 178,986
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 8,898 372,919

38 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0 .1%
Mondi plc 27,304 534,370
2,478,457
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 14,910 1,152,141
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 53,509 3,179,847
Chemicals 0 .1%
Syensqo SA 4,162 367,833
Umicore SA(a) 13,029 178,681
546,514
Distributors 0 .0%
†
D'ieteren Group 1,204 276,281
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 1,562 162,232
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 5,360 399,078
Sofina SA 863 203,807
602,885
Food Products 0 .0%
†
Lotus Bakeries NV(a) 25 271,657
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 10,847 294,206
Insurance 0 .1%
Ageas SA/NV 10,023 477,371
Pharmaceuticals 0 .1%
UCB SA(a) 7,473 1,251,120
8,214,254
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 9,859 280,756
BURKINA FASO 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 10,889 243,571
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 24,132 623,700
CHINA 0 .4%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 224,600 652,731
Broadline Retail 0 .3%
Prosus NV 84,403 2,933,919
Food Products 0 .0%
†
Wilmar International Ltd. 111,358 266,287
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 88,000 196,743
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The) 62,644 171,989
4,221,669
Common Stocks
Shares Value ($)
DENMARK 3 .7%
Air Freight & Logistics 0 .2%
DSV A/S 10,261 1,882,312
Banks 0 .1%
Danske Bank A/S 40,646 1,243,494
Beverages 0 .1%
Carlsberg A/S, Class B 5,491 663,931
Biotechnology 0 .1%
Genmab A/S* 4,049 1,144,966
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 502 222,066
Chemicals 0 .1%
Novonesis (Novozymes) B,
Class B 22,270 1,418,276
Electric Utilities 0 .1%
Orsted A/S Reg. S*(b) 11,521 686,035
Electrical Equipment 0 .2%
Vestas Wind Systems A/S* 61,182 1,511,754
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 7,332 952,140
Demant A/S* 6,336 242,539
1,194,679
Insurance 0 .0%
†
Tryg A/S 21,961 481,045
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 191 310,194
AP Moller - Maersk A/S,
Class B 265 439,207
749,401
Pharmaceuticals 2 .5%
Novo Nordisk A/S, Class B 194,575 25,781,862
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 4,781 749,194
37,729,015
FINLAND 1 .0%
Banks 0 .2%
Nordea Bank Abp 188,119 2,203,083
Communications Equipment 0 .1%
Nokia OYJ 312,648 1,226,282
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 15,868 286,805
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 8,880 413,491
Electric Utilities 0 .1%
Fortum OYJ(a) 27,340 420,143
Insurance 0 .1%
Sampo OYJ, Class A 26,946 1,180,500
Machinery 0 .2%
Kone OYJ, Class B 20,099 1,025,891
Metso Oyj(a) 37,280 378,415
Wartsila OYJ Abp 29,221 602,669
2,006,975
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ(a) 26,474 545,279

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
FINLAND
Paper & Forest Products 0 .2%
Stora Enso OYJ, Class R(a) 34,712 433,549
UPM-Kymmene OYJ 31,270 1,032,797
1,466,346
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 6,405 294,406
10,043,310
FRANCE 9 .3%
Aerospace & Defense 1 .1%
Airbus SE 35,751 5,398,765
Dassault Aviation SA 1,160 233,750
Safran SA 20,590 4,515,068
Thales SA 5,547 880,102
11,027,685
Automobile Components 0 .2%
Cie Generale des
Etablissements Michelin
SCA 40,985 1,622,987
Automobiles 0 .1%
Renault SA 11,711 566,848
Banks 0 .6%
BNP Paribas SA 61,501 4,212,484
Credit Agricole SA 62,643 949,236
Societe Generale SA 42,951 1,111,779
6,273,499
Beverages 0 .2%
Pernod Ricard SA 12,330 1,651,288
Remy Cointreau SA 1,288 101,657
1,752,945
Building Products 0 .2%
Cie de Saint-Gobain SA 27,142 2,326,355
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 4,031 293,826
Chemicals 0 .7%
Air Liquide SA 34,418 6,272,740
Arkema SA 3,742 337,745
6,610,485
Construction & Engineering 0 .4%
Bouygues SA 10,718 369,760
Eiffage SA 4,480 445,245
Vinci SA 29,842 3,401,064
4,216,069
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 33,402 498,194
Diversified REITs 0 .0%
†
Covivio SA 2,567 132,359
Diversified Telecommunication Services 0 .1%
Orange SA 113,459 1,258,765
Electrical Equipment 0 .2%
Legrand SA 15,619 1,684,483
Entertainment 0 .0%
†
Bollore SE 41,474 258,074
Financial Services 0 .1%
Edenred SE 15,177 630,872
Eurazeo SE 2,876 226,013
856,885
Common Stocks
Shares Value ($)
FRANCE
Food Products 0 .2%
Danone SA 38,434 2,500,730
Health Care Equipment & Supplies 0 .4%
BioMerieux 2,686 283,714
EssilorLuxottica SA 17,570 4,011,305
4,295,019
Hotels, Restaurants & Leisure 0 .1%
Accor SA 12,139 466,716
La Francaise des Jeux
SAEM Reg. S(b) 5,601 217,284
Sodexo SA 4,988 472,887
1,156,887
Household Durables 0 .0%
†
SEB SA 1,553 155,061
Insurance 0 .4%
AXA SA 108,157 3,793,367
IT Services 0 .2%
Capgemini SE 9,251 1,836,004
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,732 342,675
Machinery 0 .0%
†
Alstom SA*(a) 19,353 378,425
Media 0 .2%
Publicis Groupe SA 13,433 1,402,019
Vivendi SE 42,537 453,612
1,855,631
Multi-Utilities 0 .3%
Engie SA 107,408 1,688,120
Veolia Environnement SA 41,344 1,296,554
2,984,674
Office REITs 0 .0%
†
Gecina SA 2,516 248,672
Oil, Gas & Consumable Fuels 0 .8%
TotalEnergies SE 128,082 8,638,109
Personal Care Products 0 .6%
L'Oreal SA 14,347 6,212,747
Pharmaceuticals 0 .0%
†
Ipsen SA 2,120 238,050
Professional Services 0 .1%
Bureau Veritas SA 18,453 577,975
Teleperformance SE 3,323 425,074
1,003,049
Retail REITs 0 .1%
Klepierre SA 12,812 366,715
Unibail-Rodamco-Westfield 7,258 543,588
910,303
Software 0 .1%
Dassault Systemes SE 39,230 1,485,456
Textiles, Apparel & Luxury Goods 1 .7%
Hermes International SCA 1,886 4,119,675
Kering SA 4,507 1,385,884
LVMH Moet Hennessy Louis
Vuitton SE 16,443 11,589,219
17,094,778
Trading Companies & Distributors 0 .0%
†
Rexel SA 13,219 335,334

40 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 2,168 284,363
Getlink SE 17,522 312,035
596,398
95,440,828
GERMANY 8 .4%
Aerospace & Defense 0 .2%
MTU Aero Engines AG 3,247 919,363
Rheinmetall AG 2,596 1,414,965
2,334,328
Air Freight & Logistics 0 .3%
Deutsche Post AG 59,102 2,638,385
Automobile Components 0 .0%
†
Continental AG 6,977 427,900
Automobiles 0 .8%
Bayerische Motoren Werke
AG 18,989 1,762,296
Bayerische Motoren Werke
AG (Preference) 3,575 306,944
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 6,924 522,553
Mercedes-Benz Group AG 47,781 3,161,009
Porsche Automobil Holding
SE (Preference) 8,587 384,018
Volkswagen AG 1,768 208,731
Volkswagen AG (Preference) 12,047 1,344,519
7,690,070
Banks 0 .1%
Commerzbank AG 63,027 1,029,044
Capital Markets 0 .4%
Deutsche Bank AG
(Registered) 112,832 1,762,226
Deutsche Boerse AG 11,329 2,319,397
4,081,623
Chemicals 0 .4%
BASF SE 53,137 2,477,942
Covestro AG Reg. S*(b) 10,785 635,457
Evonik Industries AG 16,322 331,383
Symrise AG, Class A 7,907 998,748
4,443,530
Construction Materials 0 .1%
Heidelberg Materials AG 8,067 842,040
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 193,097 5,046,330
Electrical Equipment 0 .1%
Siemens Energy AG* 34,901 1,016,152
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 3,625 319,752
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG 2,229 152,780
Siemens Healthineers AG
Reg. S(b) 16,677 895,347
1,048,127
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG 12,198 473,382
Common Stocks
Shares Value ($)
GERMANY
Health Care Providers & Services
Fresenius SE & Co. KGaA* 25,302 907,891
1,381,273
Household Products 0 .1%
Henkel AG & Co. KGaA 6,394 495,417
Henkel AG & Co. KGaA
(Preference) 10,040 859,474
1,354,891
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 38,372 1,433,295
Industrial Conglomerates 0 .8%
Siemens AG (Registered) 45,314 8,306,329
Insurance 1 .2%
Allianz SE (Registered) 23,356 6,589,949
Hannover Rueck SE 3,582 890,141
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 8,125 4,002,978
Talanx AG 3,560 270,635
11,753,703
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 4,491 355,790
IT Services 0 .0%
†
Bechtle AG 4,502 199,136
Life Sciences Tools & Services 0 .1%
Sartorius AG (Preference) 1,664 472,966
Machinery 0 .2%
Daimler Truck Holding AG 31,555 1,209,624
GEA Group AG 9,609 424,450
Knorr-Bremse AG 4,191 337,838
Rational AG 326 285,413
2,257,325
Multi-Utilities 0 .2%
E.ON SE 135,053 1,894,274
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)(a) 37,563 235,518
Personal Care Products 0 .1%
Beiersdorf AG 5,997 870,760
Pharmaceuticals 0 .3%
Bayer AG (Registered) 59,150 1,758,963
Merck KGaA 7,855 1,407,195
3,166,158
Real Estate Management & Development 0 .2%
LEG Immobilien SE 4,166 364,385
Vonovia SE 44,497 1,367,476
1,731,861
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 77,764 2,695,046
Software 1 .3%
Nemetschek SE 3,192 305,023
SAP SE 62,261 13,136,245
13,441,268
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 13,790 353,638

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0 .3%
adidas AG 9,681 2,422,029
Puma SE(a) 6,541 324,111
2,746,140
Trading Companies & Distributors 0 .1%
Brenntag SE 7,563 538,490
86,105,142
HONG KONG 1 .6%
Banks 0 .1%
Hang Seng Bank Ltd. 46,900 577,048
Capital Markets 0 .2%
Futu Holdings Ltd., ADR* 3,665 231,921
Hong Kong Exchanges &
Clearing Ltd. 70,100 2,067,124
2,299,045
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 225,420 273,623
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 34,500 229,390
CLP Holdings Ltd. 96,000 828,259
Power Assets Holdings Ltd. 87,300 557,479
1,615,128
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 511,243 333,073
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 628,565 513,328
Ground Transportation 0 .0%
†
MTR Corp. Ltd. 91,214 296,039
Industrial Conglomerates 0 .0%
†
Jardine Matheson Holdings
Ltd. 9,000 317,120
Insurance 0 .6%
AIA Group Ltd. 669,200 4,460,106
Prudential plc 160,829 1,436,022
5,896,128
Machinery 0 .1%
Techtronic Industries Co. Ltd. 81,500 1,054,263
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 121,886 463,806
Henderson Land
Development Co. Ltd. 83,352 232,690
Hongkong Land Holdings
Ltd. 66,100 213,246
Sino Land Co. Ltd.(a) 224,200 231,003
Sun Hung Kai Properties Ltd. 85,700 745,818
Swire Pacific Ltd., Class A 24,000 206,867
Swire Properties Ltd. 60,600 95,871
Wharf Real Estate
Investment Co. Ltd. 101,270 249,742
2,439,043
Retail REITs 0 .1%
Link REIT 151,301 635,758
16,249,596
Common Stocks
Shares Value ($)
IRELAND 0 .4%
Banks 0 .1%
AIB Group plc 100,638 575,924
Bank of Ireland Group plc 63,985 722,825
1,298,749
Building Products 0 .1%
Kingspan Group plc 9,287 866,862
Food Products 0 .1%
Kerry Group plc, Class A 9,546 892,374
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 12,220 1,148,069
4,206,054
ISRAEL 0 .6%
Aerospace & Defense 0 .0%
†
Elbit Systems Ltd. 1,714 306,360
Banks 0 .2%
Bank Hapoalim BM 71,202 652,797
Bank Leumi Le-Israel BM 86,028 740,724
Israel Discount Bank Ltd.,
Class A 74,424 379,435
Mizrahi Tefahot Bank Ltd. 8,781 316,613
2,089,569
Broadline Retail 0 .0%
†
Global-e Online Ltd.* 5,977 205,131
Chemicals 0 .0%
†
ICL Group Ltd. 46,001 192,750
IT Services 0 .1%
Wix.com Ltd.* 3,350 522,349
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 67,402 1,174,817
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,496 152,832
Software 0 .2%
Check Point Software
Technologies Ltd.* 5,530 1,014,478
Nice Ltd.* 3,771 682,310
1,696,788
6,340,596
ITALY 2 .5%
Aerospace & Defense 0 .1%
Leonardo SpA 16,441 391,258
Automobiles 0 .3%
Ferrari NV 7,628 3,138,361
Banks 0 .9%
Banco BPM SpA 78,066 540,243
FinecoBank Banca Fineco
SpA 37,314 633,815
Intesa Sanpaolo SpA 871,080 3,532,237
Mediobanca Banca di
Credito Finanziario SpA 29,644 480,687
UniCredit SpA 90,149 3,698,107
8,885,089
Beverages 0 .1%
Coca-Cola HBC AG 13,713 500,214

42 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
ITALY
Beverages
Davide Campari-Milano
NV(a) 36,082 325,517
825,731
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,715 241,488
Telecom Italia SpA*(a) 558,474 136,942
378,430
Electric Utilities 0 .4%
Enel SpA(a) 484,149 3,452,704
Terna - Rete Elettrica
Nazionale 84,624 703,989
4,156,693
Electrical Equipment 0 .1%
Prysmian SpA 15,671 1,076,844
Financial Services 0 .0%
†
Nexi SpA Reg. S*(b) 33,923 208,199
Gas Utilities 0 .1%
Snam SpA 124,213 593,504
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 1,567 171,120
Health Care Providers & Services 0 .0%
†
Amplifon SpA 7,703 244,162
Insurance 0 .2%
Generali 61,217 1,584,408
Poste Italiane SpA Reg. S(b) 26,701 361,276
1,945,684
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 125,682 2,007,581
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,519 355,012
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 13,595 809,938
25,187,606
JAPAN 23 .1%
Air Freight & Logistics 0 .1%
Nippon Express Holdings,
Inc.(a) 4,050 201,356
SG Holdings Co. Ltd. 19,400 197,278
Yamato Holdings Co. Ltd. 14,900 182,035
580,669
Automobile Components 0 .4%
Aisin Corp. 10,400 354,637
Bridgestone Corp. 33,400 1,372,121
Denso Corp. 113,600 1,888,673
Koito Manufacturing Co. Ltd. 10,500 156,703
Sumitomo Electric Industries
Ltd. 43,400 663,360
4,435,494
Automobiles 1 .8%
Honda Motor Co. Ltd. 267,300 2,863,645
Isuzu Motors Ltd. 35,900 492,085
Mazda Motor Corp. 32,860 297,666
Nissan Motor Co. Ltd. 143,300 461,626
Subaru Corp. 34,800 686,655
Suzuki Motor Corp. 92,000 1,068,915
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Toyota Motor Corp. 632,300 12,308,052
Yamaha Motor Co. Ltd.(a) 54,700 512,282
18,690,926
Banks 2 .0%
Chiba Bank Ltd. (The) 33,400 316,772
Concordia Financial Group
Ltd. 65,100 411,924
Japan Post Bank Co. Ltd. 86,300 899,638
Mitsubishi UFJ Financial
Group, Inc. 662,084 7,693,995
Mizuho Financial Group, Inc. 143,651 3,285,311
Resona Holdings, Inc. 128,401 931,588
Shizuoka Financial Group,
Inc. 24,800 249,708
Sumitomo Mitsui Financial
Group, Inc. 74,505 5,394,392
Sumitomo Mitsui Trust
Holdings, Inc. 39,252 990,152
20,173,480
Beverages 0 .2%
Asahi Group Holdings Ltd.(a) 28,300 1,045,924
Kirin Holdings Co. Ltd.(a) 47,500 673,971
Suntory Beverage & Food
Ltd. 8,000 289,293
2,009,188
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 22,600 588,125
Rakuten Group, Inc.* 91,800 535,175
1,123,300
Building Products 0 .3%
AGC, Inc. 12,320 442,239
Daikin Industries Ltd. 15,800 2,288,283
TOTO Ltd.(a) 7,700 215,357
2,945,879
Capital Markets 0 .3%
Daiwa Securities Group, Inc. 80,000 664,302
Japan Exchange Group, Inc. 28,500 668,065
Nomura Holdings, Inc. 179,900 1,114,808
SBI Holdings, Inc. 15,770 411,760
2,858,935
Chemicals 0 .8%
Asahi Kasei Corp. 75,300 545,656
Mitsubishi Chemical Group
Corp. 81,500 485,658
Mitsui Chemicals, Inc. 10,520 305,961
Nippon Paint Holdings Co.
Ltd. 52,700 336,402
Nippon Sanso Holdings
Corp. 11,100 363,804
Nissan Chemical Corp.(a) 7,500 241,709
Nitto Denko Corp. 8,610 752,340
Shin-Etsu Chemical Co. Ltd. 107,300 4,794,120
Toray Industries, Inc. 87,400 458,209
8,283,859
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 12,750 420,173
Secom Co. Ltd. 12,700 814,602
TOPPAN Holdings, Inc. 13,900 393,685
1,628,460

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering 0 .1%
Kajima Corp. 23,800 463,003
Obayashi Corp. 40,100 527,558
Taisei Corp. 10,500 448,361
1,438,922
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd. 39,100 894,730
Kobe Bussan Co. Ltd. 9,700 257,375
MatsukiyoCocokara & Co. 21,400 349,500
Seven & i Holdings Co. Ltd. 133,300 1,602,168
3,103,773
Diversified REITs 0 .0%
†
Nomura Real Estate Master
Fund, Inc. 244 240,180
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 1,796,100 1,915,860
Electric Utilities 0 .2%
Chubu Electric Power Co.,
Inc. 40,400 509,571
Kansai Electric Power Co.,
Inc. (The) 42,500 728,478
Tokyo Electric Power Co.
Holdings, Inc.* 95,700 481,521
1,719,570
Electrical Equipment 0 .3%
Fuji Electric Co. Ltd. 7,940 446,680
Mitsubishi Electric Corp. 115,700 1,942,202
Nidec Corp. 24,700 1,095,937
3,484,819
Electronic Equipment, Instruments & Components 1 .1%
Hamamatsu Photonics KK 8,700 250,798
Ibiden Co. Ltd. 6,600 254,123
Keyence Corp. 11,572 5,034,169
Kyocera Corp. 75,600 957,001
Murata Manufacturing Co.
Ltd. 102,900 2,275,722
Omron Corp. 11,100 409,369
Shimadzu Corp. 14,900 440,318
TDK Corp. 23,000 1,601,898
Yokogawa Electric Corp. 14,400 363,937
11,587,335
Entertainment 0 .5%
Capcom Co. Ltd. 21,400 454,719
Konami Group Corp. 6,300 473,919
Nexon Co. Ltd. 19,200 415,653
Nintendo Co. Ltd. 61,900 3,438,923
Toho Co. Ltd. 6,700 241,501
5,024,715
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 45,400 329,124
ORIX Corp. 68,700 1,665,399
1,994,523
Food Products 0 .3%
Ajinomoto Co., Inc. 27,900 1,152,239
Kikkoman Corp. 41,500 520,789
MEIJI Holdings Co. Ltd. 13,196 334,790
Nissin Foods Holdings Co.
Ltd. 11,100 331,240
Yakult Honsha Co. Ltd. 15,200 313,084
2,652,142
Common Stocks
Shares Value ($)
JAPAN
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 21,080 478,504
Tokyo Gas Co. Ltd. 21,580 474,368
952,872
Ground Transportation 0 .4%
Central Japan Railway Co. 45,300 1,071,261
East Japan Railway Co. 54,170 1,020,643
Hankyu Hanshin Holdings,
Inc. 12,900 368,753
Keisei Electric Railway Co.
Ltd. 8,100 241,817
Kintetsu Group Holdings Co.
Ltd. 10,150 234,998
Tokyu Corp. 28,150 341,488
West Japan Railway Co. 27,400 540,639
3,819,599
Health Care Equipment & Supplies 0 .6%
Hoya Corp. 20,900 2,611,791
Olympus Corp. 69,900 1,200,185
Sysmex Corp. 30,600 499,796
Terumo Corp. 78,600 1,403,867
5,715,639
Health Care Technology 0 .0%
†
M3, Inc. 24,800 231,978
Hotels, Restaurants & Leisure 0 .2%
McDonald's Holdings Co.
Japan Ltd.(a) 4,724 195,847
Oriental Land Co. Ltd. 65,700 1,867,790
Zensho Holdings Co. Ltd. 5,800 237,345
2,300,982
Household Durables 0 .9%
Panasonic Holdings Corp. 141,502 1,131,253
Sekisui Chemical Co. Ltd. 21,800 329,136
Sekisui House Ltd.(a) 35,700 895,983
Sony Group Corp. 74,400 6,619,574
8,975,946
Household Products 0 .1%
Unicharm Corp. 24,300 813,261
Industrial Conglomerates 0 .6%
Hikari Tsushin, Inc. 1,100 205,696
Hitachi Ltd. 276,400 5,973,683
6,179,379
Industrial REITs 0 .0%
†
Nippon Prologis REIT, Inc. 137 226,367
Insurance 1 .1%
Dai-ichi Life Holdings, Inc. 54,200 1,665,819
Japan Post Holdings Co. Ltd. 126,100 1,344,010
Japan Post Insurance Co.
Ltd. 10,800 224,488
MS&AD Insurance Group
Holdings, Inc. 77,565 1,825,671
Sompo Holdings, Inc. 52,575 1,199,765
T&D Holdings, Inc. 28,100 531,870
Tokio Marine Holdings, Inc. 112,000 4,452,156
11,243,779
Interactive Media & Services 0 .0%
†
LY Corp. 150,200 373,484
IT Services 0 .6%
Fujitsu Ltd. 106,300 1,898,335
NEC Corp. 14,600 1,278,960

44 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
IT Services
Nomura Research Institute
Ltd. 21,754 672,156
NTT Data Group Corp. 38,000 592,471
Obic Co. Ltd. 4,000 609,168
Otsuka Corp. 12,500 276,381
SCSK Corp. 8,400 166,259
TIS, Inc. 13,300 287,681
5,781,411
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 35,847 761,663
Shimano, Inc. 4,600 815,491
1,577,154
Machinery 1 .1%
Daifuku Co. Ltd. 18,800 340,234
FANUC Corp. 57,500 1,717,787
Hitachi Construction
Machinery Co. Ltd. 5,600 140,293
Hoshizaki Corp. 5,800 184,551
Komatsu Ltd. 55,600 1,594,686
Kubota Corp. 60,400 871,236
Makita Corp. 12,600 411,748
MINEBEA MITSUMI, Inc. 22,300 533,728
Mitsubishi Heavy Industries
Ltd. 191,400 2,307,895
SMC Corp. 3,400 1,661,984
Toyota Industries Corp. 8,900 742,455
Yaskawa Electric Corp. 13,500 467,329
10,973,926
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd. 23,100 359,751
Mitsui OSK Lines Ltd. 21,000 670,846
Nippon Yusen KK 27,520 894,743
1,925,340
Media 0 .0%
†
Dentsu Group, Inc. 11,161 297,808
Metals & Mining 0 .2%
JFE Holdings, Inc. 33,700 495,280
Nippon Steel Corp. 50,106 1,096,386
Sumitomo Metal Mining Co.
Ltd. 15,500 475,556
2,067,222
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 72 249,004
Nippon Building Fund, Inc. 90 347,976
596,980
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 172,517 909,920
Idemitsu Kosan Co. Ltd. 54,220 361,170
Inpex Corp. 54,600 846,715
2,117,805
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 9,700 186,264
Japan Airlines Co. Ltd. 7,874 129,230
315,494
Personal Care Products 0 .2%
Kao Corp.(a) 27,400 1,203,698
Shiseido Co. Ltd. 24,100 761,963
1,965,661
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1 .3%
Astellas Pharma, Inc. 105,600 1,233,183
Chugai Pharmaceutical Co.
Ltd. 40,600 1,776,473
Daiichi Sankyo Co. Ltd. 110,100 4,480,921
Eisai Co. Ltd. 15,100 578,517
Kyowa Kirin Co. Ltd.(a) 15,800 334,339
Ono Pharmaceutical Co. Ltd. 20,600 307,652
Otsuka Holdings Co. Ltd. 24,500 1,267,635
Shionogi & Co. Ltd. 15,600 686,342
Takeda Pharmaceutical Co.
Ltd. 94,497 2,700,293
13,365,355
Professional Services 0 .5%
Recruit Holdings Co. Ltd. 88,400 5,052,384
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 3,500 421,579
Daiwa House Industry Co.
Ltd. 34,400 984,468
Hulic Co. Ltd. 23,600 229,399
Mitsubishi Estate Co. Ltd. 67,000 1,138,553
Mitsui Fudosan Co. Ltd. 161,100 1,667,960
Nomura Real Estate
Holdings, Inc. 5,900 165,430
Sumitomo Realty &
Development Co. Ltd. 17,200 567,634
5,175,023
Semiconductors & Semiconductor Equipment 1 .3%
Advantest Corp. 46,100 2,012,944
Disco Corp. 5,400 1,766,707
Lasertec Corp. 4,700 833,005
Renesas Electronics Corp. 89,100 1,574,230
Rohm Co. Ltd. 18,600 252,350
SCREEN Holdings Co. Ltd. 4,800 408,617
SUMCO Corp. 22,400 366,614
Tokyo Electron Ltd. 28,100 5,673,725
12,888,192
Software 0 .0%
†
Oracle Corp. Japan 2,500 205,093
Trend Micro, Inc. 7,500 359,575
564,668
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 10,400 2,856,135
Nitori Holdings Co. Ltd.(a) 4,500 537,088
ZOZO, Inc.(a) 8,800 258,643
3,651,866
Technology Hardware, Storage & Peripherals 0 .4%
Brother Industries Ltd. 14,200 292,092
Canon, Inc. 58,600 1,851,196
FUJIFILM Holdings Corp. 67,500 1,597,505
Ricoh Co. Ltd. 34,300 320,423
Seiko Epson Corp. 17,300 304,346
4,365,562
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 37,600 615,080
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 72,000 2,124,275
Trading Companies & Distributors 1 .5%
ITOCHU Corp. 70,900 3,640,095
Marubeni Corp. 84,800 1,605,908

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Mitsubishi Corp. 199,100 4,136,628
Mitsui & Co. Ltd. 153,200 3,573,643
MonotaRO Co. Ltd. 16,800 234,921
Sumitomo Corp. 60,900 1,531,469
Toyota Tsusho Corp. 38,100 763,353
15,486,017
Wireless Telecommunication Services 0 .8%
KDDI Corp. 89,500 2,689,699
SoftBank Corp. 169,900 2,232,514
SoftBank Group Corp. 61,300 3,758,045
8,680,258
236,312,796
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 9,242 225,275
LUXEMBOURG 0 .1%
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE 8,542 506,388
Metals & Mining 0 .1%
ArcelorMittal SA 27,170 613,392
1,119,780
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 132,000 551,253
Sands China Ltd.* 135,900 253,152
804,405
NETHERLANDS 4 .5%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(b) 25,375 442,264
ING Groep NV(a) 196,729 3,566,866
4,009,130
Beverages 0 .2%
Heineken Holding NV 7,922 583,392
Heineken NV 17,349 1,539,088
2,122,480
Biotechnology 0 .2%
Argenx SE* 3,575 1,834,919
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 4,773 482,231
Chemicals 0 .1%
Akzo Nobel NV 10,185 627,980
OCI NV 5,709 137,378
765,358
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 56,738 1,827,549
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 229,581 903,541
Entertainment 0 .1%
Universal Music Group NV 49,575 1,179,144
Financial Services 0 .2%
Adyen NV Reg. S*(b) 1,317 1,611,941
EXOR NV 5,919 605,436
2,217,377
Common Stocks
Shares Value ($)
NETHERLANDS
Food Products 0 .0%
†
JDE Peet's NV(a) 6,656 146,160
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 47,876 1,349,788
Insurance 0 .2%
Aegon Ltd. 85,087 547,890
ASR Nederland NV 9,893 495,270
NN Group NV 15,874 794,076
1,837,236
Professional Services 0 .3%
Randstad NV 6,205 301,635
Wolters Kluwer NV 14,813 2,484,670
2,786,305
Semiconductors & Semiconductor Equipment 2 .4%
ASM International NV 2,640 1,820,561
ASML Holding NV 23,825 21,885,685
BE Semiconductor Industries
NV 4,721 612,929
24,319,175
Trading Companies & Distributors 0 .0%
†
IMCD NV 3,398 488,985
46,269,378
NEW ZEALAND 0 .3%
Diversified Telecommunication Services 0 .0%
†
Spark New Zealand Ltd. 103,715 266,761
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 40,253 164,902
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 35,427 682,451
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 71,116 275,253
Software 0 .1%
Xero Ltd.*(a) 8,619 790,171
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 79,435 353,914
2,533,452
NORWAY 0 .6%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 5,348 537,068
Banks 0 .1%
DNB Bank ASA 51,823 1,069,984
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 35,201 419,440
Food Products 0 .1%
Mowi ASA 27,377 461,495
Orkla ASA 44,182 372,955
Salmar ASA 4,144 238,523
1,072,973
Insurance 0 .0%
†
Gjensidige Forsikring ASA 11,367 192,199
Metals & Mining 0 .1%
Norsk Hydro ASA 81,389 450,263

46 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NORWAY
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 19,206 464,315
Equinor ASA 53,648 1,421,958
1,886,273
5,628,200
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 11,619 201,458
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 15,919 277,958
Electric Utilities 0 .1%
EDP SA 185,972 765,600
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 27,418 577,311
1,620,869
SINGAPORE 1 .5%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 103,400 341,584
Banks 0 .7%
DBS Group Holdings Ltd. 118,625 3,252,603
Oversea-Chinese Banking
Corp. Ltd. 202,289 2,252,221
United Overseas Bank Ltd. 76,062 1,837,623
7,342,447
Capital Markets 0 .0%
†
Singapore Exchange Ltd. 51,300 377,788
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 488,003 1,123,708
Entertainment 0 .1%
Sea Ltd., ADR* 21,320 1,400,724
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 130,536 430,769
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 334,017 212,257
Industrial Conglomerates 0 .1%
Keppel Ltd. 89,200 444,016
Industrial REITs 0 .1%
CapitaLand Ascendas REIT 209,813 428,025
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 55,700 199,504
Passenger Airlines 0 .1%
Singapore Airlines Ltd. 93,382 486,996
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 162,145 328,035
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 332,178 518,357
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV(a) 41,174 1,367,797
15,002,007
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 75,692 2,276,592
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 11,916 265,564
SPAIN 2 .5%
Banks 1 .0%
Banco Bilbao Vizcaya
Argentaria SA 347,676 3,653,644
Banco de Sabadell SA 316,154 667,782
Banco Santander SA 942,413 4,525,907
CaixaBank SA 220,205 1,282,989
10,130,322
Biotechnology 0 .0%
†
Grifols SA*(a) 16,768 168,834
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA(a) 12,390 553,362
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 30,164 1,049,945
Telefonica SA(a) 266,478 1,204,797
2,254,742
Electric Utilities 0 .5%
Acciona SA(a) 1,486 192,293
Endesa SA 17,855 346,149
Iberdrola SA*(a) 354,389 4,675,438
Redeia Corp. SA 23,654 419,150
5,633,030
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 27,075 1,780,206
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 19,478 302,532
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 74,353 1,058,190
Specialty Retail 0 .3%
Industria de Diseno Textil SA 65,993 3,197,775
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 4,479 848,965
25,927,958
SWEDEN 3 .1%
Aerospace & Defense 0 .0%
†
Saab AB, Class B 18,688 430,513
Automobiles 0 .0%
†
Volvo Car AB, Class B*(a) 45,169 127,671
Banks 0 .3%
Skandinaviska Enskilda
Banken AB, Class A 96,320 1,479,275
Svenska Handelsbanken AB,
Class A 87,372 879,637
Swedbank AB, Class A 50,573 1,075,122
3,434,034

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
SWEDEN
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 11,103 289,515
Building Products 0 .2%
Assa Abloy AB, Class B 60,290 1,831,853
Nibe Industrier AB, Class
B(a) 84,959 372,353
2,204,206
Capital Markets 0 .1%
EQT AB(a) 21,885 707,470
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B(a) 27,646 296,658
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 164,535 1,126,007
Construction & Engineering 0 .0%
†
Skanska AB, Class B(a) 19,154 373,665
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB(a) 143,604 417,166
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 121,286 1,233,241
Financial Services 0 .4%
Industrivarden AB, Class A(a) 7,317 250,402
Industrivarden AB, Class
C(a) 9,396 317,936
Investor AB, Class B 103,090 2,920,824
L E Lundbergforetagen AB,
Class B(a) 4,237 213,768
3,702,930
Health Care Equipment & Supplies 0 .0%
†
Getinge AB, Class B 13,140 256,146
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(a)(b) 11,171 1,078,045
Household Products 0 .1%
Essity AB, Class B 36,082 1,014,476
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 9,563 280,105
Lifco AB, Class B 14,528 430,030
710,135
Machinery 1 .2%
Alfa Laval AB 17,399 767,525
Atlas Copco AB, Class A 159,948 2,842,563
Atlas Copco AB, Class B 94,585 1,477,473
Epiroc AB, Class A(a) 39,419 735,448
Epiroc AB, Class B 23,590 395,568
Husqvarna AB, Class B(a) 19,657 132,455
Indutrade AB 17,026 498,626
Sandvik AB 64,805 1,324,160
SKF AB, Class B 20,098 372,693
Trelleborg AB, Class B 12,508 463,751
Volvo AB, Class A 12,605 327,103
Volvo AB, Class B 94,565 2,410,213
11,747,578
Metals & Mining 0 .1%
Boliden AB 16,787 510,118
Common Stocks
Shares Value ($)
SWEDEN
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 4,248 166,843
Svenska Cellulosa AB SCA,
Class B(a) 36,125 490,814
657,657
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B*(a) 36,650 269,327
Sagax AB, Class B(a) 13,325 327,420
596,747
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 33,355 517,253
Trading Companies & Distributors 0 .0%
†
Beijer Ref AB, Class B(a) 23,203 367,244
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B(a) 29,361 302,167
32,100,642
SWITZERLAND 6 .2%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered) 1,680 178,678
Building Products 0 .1%
Geberit AG (Registered) 2,043 1,299,916
Capital Markets 0 .8%
Julius Baer Group Ltd. 12,290 669,421
Partners Group Holding AG 1,364 1,836,799
UBS Group AG (Registered) 196,102 5,947,776
8,453,996
Chemicals 0 .7%
Clariant AG (Registered) 12,084 179,712
DSM-Firmenich AG 10,909 1,393,830
EMS-Chemie Holding AG
(Registered) 394 328,885
Givaudan SA (Registered) 551 2,701,676
Sika AG (Registered) 9,172 2,784,156
7,388,259
Containers & Packaging 0 .1%
SIG Group AG(a) 17,191 360,845
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 1,543 945,040
Electric Utilities 0 .0%
†
BKW AG 1,160 209,768
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 95,320 5,289,794
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 230 370,951
Chocoladefabriken Lindt &
Spruengli AG 59 739,607
Chocoladefabriken Lindt &
Spruengli AG (Registered) 6 742,110
1,852,668
Health Care Equipment & Supplies 0 .2%
Sonova Holding AG
(Registered) 2,949 900,277

48 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Health Care Equipment & Supplies
Straumann Holding AG
(Registered) 6,605 852,509
1,752,786
Insurance 0 .7%
Baloise Holding AG
(Registered) 2,865 513,515
Helvetia Holding AG
(Registered) 2,241 334,206
Swiss Life Holding AG
(Registered) 1,796 1,376,715
Zurich Insurance Group AG 8,715 4,792,412
7,016,848
Life Sciences Tools & Services 0 .3%
Bachem Holding AG(a) 1,817 163,240
Lonza Group AG
(Registered) 4,439 2,951,518
3,114,758
Machinery 0 .2%
Schindler Holding AG 2,487 665,282
Schindler Holding AG
(Registered) 1,440 377,789
VAT Group AG Reg. S(b) 1,618 809,784
1,852,855
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 2,806 870,324
Pharmaceuticals 1 .4%
Novartis AG (Registered) 117,515 13,173,943
Sandoz Group AG 24,537 1,067,061
14,241,004
Professional Services 0 .1%
Adecco Group AG
(Registered) 10,261 349,563
SGS SA (Registered) 8,983 983,640
1,333,203
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 4,828 484,050
Software 0 .0%
†
Temenos AG (Registered) 3,885 268,970
Specialty Retail 0 .0%
†
Avolta AG 5,792 218,545
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 9,244 832,833
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 32,012 4,875,908
Swatch Group AG (The)(a) 1,627 334,539
Swatch Group AG (The)
(Registered) 3,109 125,831
5,336,278
63,301,418
UNITED KINGDOM 11 .0%
Aerospace & Defense 0 .6%
BAE Systems plc 181,150 3,024,011
Melrose Industries plc 75,800 572,928
Common Stocks
Shares Value ($)
UNITED KINGDOM
Aerospace & Defense
Rolls-Royce Holdings plc* 501,545 2,893,223
6,490,162
Banks 1 .8%
Barclays plc 899,237 2,688,788
HSBC Holdings plc 1,125,768 10,182,974
Lloyds Banking Group plc 3,772,103 2,874,625
NatWest Group plc 392,094 1,850,363
Standard Chartered plc 133,037 1,307,125
18,903,875
Beverages 0 .5%
Coca-Cola Europacific
Partners plc 12,355 911,429
Diageo plc 132,489 4,126,399
5,037,828
Broadline Retail 0 .1%
Next plc 7,247 846,595
Capital Markets 0 .6%
3i Group plc 58,135 2,334,945
Hargreaves Lansdown plc 22,234 314,923
London Stock Exchange
Group plc 27,114 3,304,179
Schroders plc 43,898 222,114
6,176,161
Chemicals 0 .0%
†
Croda International plc 7,849 407,442
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 149,396 910,814
Consumer Staples Distribution & Retail 0 .2%
J Sainsbury plc 93,420 331,276
Tesco plc 419,149 1,789,208
2,120,484
Diversified Consumer Services 0 .0%
†
Pearson plc 36,233 491,034
Diversified REITs 0 .0%
†
Land Securities Group plc 43,214 353,785
Diversified Telecommunication Services 0 .1%
BT Group plc(a) 390,843 708,598
Electric Utilities 0 .2%
SSE plc 65,849 1,593,869
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 22,741 777,401
Financial Services 0 .1%
M&G plc 136,185 372,279
Wise plc, Class A* 36,980 340,078
712,357
Food Products 0 .1%
Associated British Foods plc 19,353 616,826
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 52,699 760,378
Hotels, Restaurants & Leisure 0 .7%
Compass Group plc 101,435 3,122,178
Entain plc 40,684 299,430
Flutter Entertainment plc* 10,566 2,085,594
InterContinental Hotels
Group plc 9,535 960,127
Whitbread plc 11,124 415,305
6,882,634

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Durables 0 .2%
Barratt Developments plc 59,468 401,458
Berkeley Group Holdings plc 6,657 434,257
Persimmon plc 18,716 381,108
Taylor Wimpey plc 207,845 424,677
1,641,500
Household Products 0 .2%
Reckitt Benckiser Group plc 42,086 2,258,828
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 159,886 841,373
DCC plc 5,873 404,291
Smiths Group plc 20,846 478,103
1,723,767
Industrial REITs 0 .1%
Segro plc 75,919 895,148
Insurance 0 .3%
Admiral Group plc 15,259 539,377
Aviva plc 162,899 1,049,575
Legal & General Group plc 351,657 1,047,701
Phoenix Group Holdings plc 42,206 297,386
2,934,039
Interactive Media & Services 0 .1%
Auto Trader Group plc Reg.
S(b) 54,252 568,201
Machinery 0 .0%
†
Spirax Group plc 4,489 523,678
Media 0 .1%
Informa plc 83,482 934,134
WPP plc 65,822 636,372
1,570,506
Multi-Utilities 0 .4%
Centrica plc 312,799 532,558
National Grid plc 286,134 3,637,452
4,170,010
Personal Care Products 0 .9%
Unilever plc 149,377 9,163,569
Pharmaceuticals 1 .4%
AstraZeneca plc 92,431 14,654,528
Professional Services 0 .6%
Intertek Group plc 9,915 644,488
RELX plc 111,821 5,275,589
5,920,077
Software 0 .1%
Sage Group plc (The) 58,257 812,740
Specialty Retail 0 .1%
JD Sports Fashion plc 148,404 251,632
Kingfisher plc 107,082 381,044
632,676
Textiles, Apparel & Luxury Goods 0 .0%
†
Burberry Group plc 21,202 212,036
Tobacco 0 .5%
British American Tobacco plc 119,597 4,242,339
Imperial Brands plc 48,195 1,330,209
5,572,548
Trading Companies & Distributors 0 .3%
Ashtead Group plc 26,367 1,895,576
Bunzl plc 20,257 847,765
2,743,341
Common Stocks
Shares Value ($)
UNITED KINGDOM
Water Utilities 0 .1%
Severn Trent plc 16,174 535,333
United Utilities Group plc 40,931 544,268
1,079,601
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 1,399,304 1,305,225
112,172,261
UNITED STATES 9 .2%
Automobiles 0 .2%
Stellantis NV 132,105 2,199,833
Biotechnology 0 .6%
CSL Ltd. 28,813 5,866,457
Construction & Engineering 0 .1%
Ferrovial SE 31,204 1,239,854
Construction Materials 0 .4%
Holcim AG 31,037 2,904,785
James Hardie Industries plc
CHDI*(a) 26,156 945,841
3,850,626
Electrical Equipment 0 .8%
Schneider Electric SE 32,447 7,806,610
Energy Equipment & Services 0 .0%
†
Tenaris SA 28,411 451,442
Food Products 1 .6%
Nestle SA (Registered) 159,196 16,160,103
Health Care Equipment & Supplies 0 .3%
Alcon, Inc. 29,766 2,816,022
Insurance 0 .2%
Swiss Re AG 18,040 2,224,395
Life Sciences Tools & Services 0 .1%
QIAGEN NV* 13,608 607,957
Oil, Gas & Consumable Fuels 1 .9%
BP plc 1,003,100 5,915,896
Shell plc 381,792 13,925,114
19,841,010
Personal Care Products 0 .2%
Haleon plc 407,853 1,832,052
Pharmaceuticals 2 .5%
GSK plc 246,839 4,780,276
Roche Holding AG 43,830 14,251,208
Sanofi SA 67,871 6,979,932
26,011,416
Professional Services 0 .2%
Experian plc 54,771 2,582,449
Software 0 .1%
CyberArk Software Ltd.* 2,527 647,872
Monday.com Ltd.* 2,132 489,955
1,137,827
94,628,053
Total Common Stocks
(cost $567,882,346) 1,013,498,213

50 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
Repurchase Agreements 2 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $2,234,546,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$2,279,237.(c) 2,234,214 2,234,214
HSBC Securities,
Inc., 5.32%, dated
7/31/2024, due
8/1/2024, repurchase
price $2,000,296,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$2,040,301.(c) 2,000,000 2,000,000
Nomura Securities
International, Inc.,
5.34%, dated
7/31/2024, due
8/1/2024, repurchase
price $3,000,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$3,060,000.(c) 3,000,000 3,000,000
Santander US Capital
Markets, 5.34%,
dated 7/31/2024, due
8/1/2024, repurchase
price $8,001,187,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$8,161,210.(c) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($)   Value ($)
Societe Generale, 5.33%,
dated 7/31/2024, due
8/1/2024, repurchase
price $5,000,741,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031;
total market value
$5,100,003.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $20,234,214) 20,234,214
Total Investments
(cost $588,116,560) — 101.0% 1,033,732,427
Liabilities in excess of other assets
— (1.0)% (10,025,149)
NET ASSETS — 100.0%
$ 1,023,707,278

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 51
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2024. The total value of securities on loan as of July 31,
2024 was $24,283,925, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $20,234,214 and by $5,377,097 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 5.41%, and maturity dates ranging from
11/15/2024 – 8/15/2053, a total value of $25,611,311.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2024 was
$12,260,906 which represents 1.20% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $20,234,214.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 43 9/2024 EUR 2,279,370 (22,432)
FTSE 100 Index 14 9/2024 GBP 1,504,158 33,718
Nikkei 225 Index 11 9/2024 JPY 1,439,755 (13,280)
SPI 200 Index 6 9/2024 AUD 790,723 11,327
Net contracts 9,333
As of July 31, 2024, the Fund had $373,507 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

52 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 53
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 21,858,958 $ – $ 21,858,958
Air Freight & Logistics – 5,302,824 – 5,302,824
Automobile Components – 6,486,381 – 6,486,381
Automobiles – 32,413,709 – 32,413,709
Banks – 112,823,468 – 112,823,468
Beverages 911,429 15,089,525 – 16,000,954
Biotechnology – 9,304,691 – 9,304,691
Broadline Retail 205,131 8,159,793 – 8,364,924
Building Products – 9,865,284 – 9,865,284
Capital Markets 231,921 28,988,064 – 29,219,985
Chemicals – 30,681,493 – 30,681,493
Commercial Services & Supplies – 3,686,361 – 3,686,361
Communications Equipment – 2,352,289 – 2,352,289
Construction & Engineering – 7,821,872 – 7,821,872
Construction Materials – 4,692,666 – 4,692,666
Consumer Staples Distribution & Retail – 11,050,668 – 11,050,668
Containers & Packaging – 360,845 – 360,845
Distributors – 276,281 – 276,281
Diversified Consumer Services – 491,034 – 491,034
Diversified REITs – 1,869,478 – 1,869,478
Diversified Telecommunication Services – 16,957,794 – 16,957,794
Electric Utilities – 18,172,117 – 18,172,117
Electrical Equipment – 21,870,456 – 21,870,456
Electronic Equipment, Instruments &
Components – 13,597,977 – 13,597,977
Energy Equipment & Services – 451,442 – 451,442
Entertainment 1,400,724 6,781,685 – 8,182,409
Financial Services – 10,622,522 – 10,622,522
Food Products 611,478 26,153,515 – 26,764,993
Gas Utilities – 2,463,446 – 2,463,446
Ground Transportation 430,769 4,395,330 – 4,826,099
Health Care Equipment & Supplies – 20,935,540 – 20,935,540
Health Care Providers & Services – 2,447,285 – 2,447,285
Health Care Technology – 545,803 – 545,803
Hotels, Restaurants & Leisure – 16,162,144 – 16,162,144
Household Durables – 10,772,507 – 10,772,507
Household Products – 5,441,456 – 5,441,456
Independent Power and Renewable
Electricity Producers – 2,011,080 – 2,011,080
Industrial Conglomerates – 17,680,746 – 17,680,746
Industrial REITs – 4,199,327 – 4,199,327
Insurance – 53,978,828 – 53,978,828
Interactive Media & Services – 2,505,911 – 2,505,911
IT Services 522,349 7,816,551 – 8,338,900
Leisure Products – 1,577,154 – 1,577,154
Life Sciences Tools & Services – 5,044,744 – 5,044,744
Machinery – 30,795,025 – 30,795,025
Marine Transportation – 3,741,808 – 3,741,808
Media – 3,723,945 – 3,723,945
Metals & Mining – 28,305,931 – 28,305,931
Multi-Utilities – 9,248,462 – 9,248,462
Office REITs – 1,153,159 – 1,153,159
Oil, Gas & Consumable Fuels – 40,426,900 – 40,426,900
Paper & Forest Products – 2,658,373 – 2,658,373
Passenger Airlines – 1,223,694 – 1,223,694
Personal Care Products – 20,044,789 – 20,044,789
Pharmaceuticals 1,174,817 99,584,186 – 100,759,003
Professional Services – 19,260,532 – 19,260,532
Real Estate Management & Development – 11,079,580 – 11,079,580

54 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide International Index Fund
E
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs – $ 3,078,775 $ – $ 3,078,775
Semiconductors & Semiconductor
Equipment – 41,270,210 – 41,270,210
Software 2,152,305 18,692,982 – 20,845,287
Specialty Retail – 8,571,753 – 8,571,753
Technology Hardware, Storage &
Peripherals – 5,198,395 – 5,198,395
Textiles, Apparel & Luxury Goods – 27,563,444 – 27,563,444
Tobacco – 7,696,823 – 7,696,823
Trading Companies & Distributors 1,148,069 20,479,672 – 21,627,741
Transportation Infrastructure – 3,382,488 – 3,382,488
Water Utilities – 1,079,601 – 1,079,601
Wireless Telecommunication Services – 10,287,650 – 10,287,650
Total Common Stocks $ 8,788,992 $ 1,004,709,221 $ – $ 1,013,498,213
Futures Contracts 45,045 – – 45,045
Repurchase Agreements – 20,234,214 – 20,234,214
Total Assets $ 8,834,037 $ 1,024,943,435 $ – $ 1,033,777,472
Liabilities:
Futures Contracts $ (35,712) $ – $ – $ (35,712)
Total Liabilities $ (35,712) $ – $ – $ (35,712)
Total $ 8,798,325 $ 1,024,943,435 $ – $ 1,033,741,760
Common
Stocks Total
Balance as of 10/31/2023 $ 94,304 $ 94,304
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (395,529) (395,529)
Change in Unrealized Appreciation/Depreciation 301,225 301,225
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2024 $ — $ —

Nationwide International Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 55
settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 45,045
Total $ 45,045
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (35,712)
Total $ (35,712)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 100 .0%
Shares Value ($)
Aerospace & Defense 1 .2%
BWX Technologies, Inc. 19,849 1,974,777
Curtiss-Wright Corp. 8,378 2,468,997
Hexcel Corp. 18,085 1,197,408
Woodward, Inc. 13,258 2,068,115
7,709,297
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.*(a) 26,094 1,460,742
Automobile Components 1 .1%
Adient plc* 19,972 514,479
Autoliv, Inc.(a) 15,726 1,590,528
Gentex Corp. 50,308 1,562,566
Goodyear Tire & Rubber Co.
(The)* 61,876 723,949
Lear Corp.(a) 12,369 1,509,513
Visteon Corp.* 5,933 685,499
6,586,534
Automobiles 0 .4%
Harley-Davidson, Inc. 27,010 1,012,875
Thor Industries, Inc.(a) 11,539 1,224,749
2,237,624
Banks 5 .8%
Associated Banc-Corp. 32,702 751,492
Bank OZK 23,100 1,083,159
Cadence Bank(a) 40,457 1,329,822
Columbia Banking System,
Inc. 45,707 1,195,695
Commerce Bancshares, Inc.
(a) 25,644 1,659,423
Cullen/Frost Bankers, Inc. 13,919 1,629,358
East West Bancorp, Inc. 30,393 2,671,241
First Financial Bankshares,
Inc.(a) 27,819 1,069,919
First Horizon Corp. 119,299 1,995,872
FNB Corp. 79,684 1,222,353
Glacier Bancorp, Inc. 24,864 1,111,669
Hancock Whitney Corp. 18,881 1,033,357
Home BancShares, Inc. 40,858 1,157,507
International Bancshares Corp. 11,586 781,360
New York Community
Bancorp, Inc.(a) 56,946 599,072
Old National Bancorp 69,210 1,385,584
Pinnacle Financial Partners,
Inc.(a) 16,686 1,607,196
Prosperity Bancshares, Inc. 20,948 1,519,149
SouthState Corp. 16,472 1,630,234
Synovus Financial Corp. 31,989 1,495,486
Texas Capital Bancshares,
Inc.* 10,232 676,335
UMB Financial Corp.(a) 9,550 974,291
United Bankshares, Inc. 29,650 1,154,274
Valley National Bancorp(a) 94,047 789,995
Webster Financial Corp. 37,419 1,856,731
Wintrust Financial Corp. 14,284 1,545,529
Zions Bancorp NA 32,178 1,662,637
35,588,740
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 1,990 557,618
Celsius Holdings, Inc.*(a) 32,695 1,531,107
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,026 1,175,683
3,264,408
Biotechnology 3 .0%
Arrowhead Pharmaceuticals,
Inc.*(a) 27,223 777,489
BioMarin Pharmaceutical, Inc.* 41,392 3,490,587
Cytokinetics, Inc.*(a) 25,158 1,484,574
Exelixis, Inc.* 63,920 1,498,924
Halozyme Therapeutics,
Inc.*(a) 27,692 1,530,260
Neurocrine Biosciences, Inc.* 21,932 3,104,913
Roivant Sciences Ltd.* 73,810 800,838
Sarepta Therapeutics, Inc.* 20,611 2,931,709
United Therapeutics Corp.* 9,675 3,031,081
18,650,375
Broadline Retail 0 .5%
Macy's, Inc. 60,545 1,046,218
Nordstrom, Inc. 21,441 489,498
Ollie's Bargain Outlet
Holdings, Inc.* 13,392 1,307,595
2,843,311
Building Products 3 .8%
AAON, Inc.(a) 14,883 1,317,592
Advanced Drainage Systems,
Inc. 14,860 2,630,814
Carlisle Cos., Inc. 10,370 4,340,675
Fortune Brands Innovations,
Inc. 27,208 2,198,678
Lennox International, Inc. 7,001 4,085,084
Owens Corning 18,931 3,528,360
Simpson Manufacturing Co.,
Inc.(a) 9,204 1,767,996
Trex Co., Inc.* 23,725 1,984,122
UFP Industries, Inc. 13,423 1,770,896
23,624,217
Capital Markets 3 .1%
Affiliated Managers Group, Inc. 6,946 1,289,317
Carlyle Group, Inc. (The) 47,383 2,356,830
Evercore, Inc., Class A 7,814 1,956,547
Federated Hermes, Inc., Class
B 18,135 622,575
Houlihan Lokey, Inc., Class A 11,594 1,741,998
Interactive Brokers Group,
Inc., Class A 23,518 2,804,992
Janus Henderson Group plc 28,826 1,073,192
Jefferies Financial Group, Inc. 37,462 2,190,403
Morningstar, Inc. 5,676 1,802,981
SEI Investments Co. 22,401 1,519,684
Stifel Financial Corp. 22,813 2,022,829
19,381,348
Chemicals 2 .2%
Arcadium Lithium plc*(a) 223,208 709,801
Ashland, Inc. 10,991 1,062,280
Avient Corp. 19,769 894,350
Axalta Coating Systems Ltd.* 48,087 1,714,301
Cabot Corp. 12,007 1,204,182
Chemours Co. (The) 32,660 789,392
NewMarket Corp. 1,502 842,427
Olin Corp. 26,030 1,187,228
RPM International, Inc.(a) 28,095 3,412,419

Nationwide Mid Cap Market Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Chemicals
Scotts Miracle-Gro Co. (The)
(a) 9,190 722,334
Westlake Corp. 7,067 1,044,927
13,583,641
Commercial Services & Supplies 2 .0%
Brink's Co. (The) 9,769 1,074,492
Clean Harbors, Inc.* 10,969 2,618,630
MSA Safety, Inc. 8,083 1,524,858
RB Global, Inc. 40,038 3,188,226
Stericycle, Inc.* 20,077 1,175,508
Tetra Tech, Inc. 11,663 2,487,018
12,068,732
Communications Equipment 0 .4%
Ciena Corp.* 31,422 1,657,196
Lumentum Holdings, Inc.*(a) 14,587 755,315
2,412,511
Construction & Engineering 2 .4%
AECOM 29,757 2,696,282
Comfort Systems USA, Inc. 7,750 2,576,255
EMCOR Group, Inc. 10,256 3,850,513
Fluor Corp.*(a) 37,354 1,796,727
MasTec, Inc.* 13,185 1,450,745
MDU Resources Group, Inc. 44,573 1,200,797
Valmont Industries, Inc. 4,431 1,322,033
14,893,352
Construction Materials 0 .5%
Eagle Materials, Inc. 7,459 2,031,086
Knife River Corp.* 12,434 988,751
3,019,837
Consumer Finance 0 .8%
Ally Financial, Inc. 60,304 2,714,283
FirstCash Holdings, Inc. 8,215 916,794
SLM Corp. 48,662 1,104,141
4,735,218
Consumer Staples Distribution & Retail 2 .1%
BJ's Wholesale Club Holdings,
Inc.*(a) 28,930 2,544,683
Casey's General Stores, Inc.
(a) 8,068 3,129,093
Performance Food Group Co.* 33,915 2,340,135
Sprouts Farmers Market, Inc.* 21,998 2,197,380
US Foods Holding Corp.* 49,339 2,683,548
12,894,839
Containers & Packaging 1 .7%
AptarGroup, Inc. 14,495 2,130,475
Berry Global Group, Inc. 24,983 1,641,883
Crown Holdings, Inc. 26,005 2,306,643
Graphic Packaging Holding
Co. 67,218 2,023,262
Greif, Inc., Class A 5,616 374,475
Silgan Holdings, Inc. 17,745 912,625
Sonoco Products Co. 21,629 1,166,236
10,555,599
Diversified Consumer Services 1 .2%
Duolingo, Inc., Class A*(a) 8,014 1,377,927
Graham Holdings Co., Class B 765 592,760
Grand Canyon Education,
Inc.* 6,294 981,549
Common Stocks
Shares Value ($)
Diversified Consumer Services
H&R Block, Inc.(a) 30,493 1,766,765
Service Corp. International 31,810 2,541,937
7,260,938
Diversified REITs 0 .4%
WP Carey, Inc. 47,683 2,756,554
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.*(a) 48,825 1,430,573
Iridium Communications, Inc. 26,489 760,234
2,190,807
Electric Utilities 0 .9%
ALLETE, Inc. 12,544 809,088
IDACORP, Inc. 10,779 1,053,647
OGE Energy Corp. 44,237 1,715,069
PNM Resources, Inc. 19,685 818,502
Portland General Electric
Co.(a) 22,685 1,074,815
5,471,121
Electrical Equipment 1 .6%
Acuity Brands, Inc.(a) 6,637 1,668,210
EnerSys 8,753 962,217
NEXTracker, Inc., Class A* 26,947 1,324,176
nVent Electric plc 36,322 2,638,067
Regal Rexnord Corp. 14,473 2,325,522
Sensata Technologies Holding
plc 33,048 1,288,541
10,206,733
Electronic Equipment, Instruments & Components 2 .5%
Arrow Electronics, Inc.* 11,609 1,435,917
Avnet, Inc. 19,866 1,067,996
Belden, Inc. 8,957 830,225
Cognex Corp.(a) 37,387 1,855,143
Coherent Corp.* 28,890 2,013,055
Crane NXT Co.(a) 10,481 659,046
IPG Photonics Corp.* 6,220 500,088
Littelfuse, Inc. 5,350 1,429,039
Novanta, Inc.* 7,818 1,416,465
TD SYNNEX Corp. 16,960 2,021,123
Vishay Intertechnology, Inc.(a) 27,307 663,833
Vontier Corp. 33,975 1,332,839
15,224,769
Energy Equipment & Services 1 .0%
ChampionX Corp. 41,738 1,429,944
NOV, Inc. 86,359 1,797,994
Valaris Ltd.*(a) 13,628 1,071,025
Weatherford International plc* 15,932 1,877,745
6,176,708
Entertainment 0 .4%
TKO Group Holdings, Inc.,
Class A(a) 12,748 1,393,994
Warner Music Group Corp.,
Class A(a) 31,133 934,301
2,328,295
Financial Services 1 .7%
Equitable Holdings, Inc. 53,130 2,316,999
Essent Group Ltd. 23,229 1,459,710
Euronet Worldwide, Inc.* 9,617 980,838
MGIC Investment Corp.(a) 58,282 1,447,725

58 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Financial Services
Voya Financial, Inc. 22,415 1,630,243
Western Union Co. (The) 75,391 896,399
WEX, Inc.* 9,101 1,669,579
10,401,493
Food Products 1 .1%
Darling Ingredients, Inc.*(a) 34,909 1,386,935
Flowers Foods, Inc.(a) 41,515 934,918
Ingredion, Inc. 14,284 1,776,501
Lancaster Colony Corp. 4,382 845,989
Pilgrim's Pride Corp.* 9,011 371,523
Post Holdings, Inc.*(a) 10,931 1,195,414
6,511,280
Gas Utilities 1 .0%
National Fuel Gas Co.(a) 20,212 1,184,221
New Jersey Resources Corp. 21,706 1,014,755
ONE Gas, Inc.(a) 12,409 864,039
Southwest Gas Holdings, Inc.
(a) 13,306 986,773
Spire, Inc. 12,581 837,769
UGI Corp. 46,191 1,144,613
6,032,170
Ground Transportation 1 .7%
Avis Budget Group, Inc. 3,999 403,939
Knight-Swift Transportation
Holdings, Inc., Class A 35,320 1,922,468
Landstar System, Inc. 7,660 1,457,315
Ryder System, Inc. 9,607 1,346,517
Saia, Inc.*(a) 5,793 2,420,605
XPO, Inc.* 25,373 2,915,104
10,465,948
Health Care Equipment & Supplies 1 .7%
Dentsply Sirona, Inc. 44,990 1,221,028
Enovis Corp.* 10,830 515,941
Envista Holdings Corp.* 37,096 633,229
Globus Medical, Inc., Class A* 24,454 1,759,710
Haemonetics Corp.*(a) 11,112 1,000,636
Lantheus Holdings, Inc.* 15,101 1,583,038
LivaNova plc* 11,663 576,152
Masimo Corp.* 9,803 1,048,725
Neogen Corp.*(a) 43,413 739,323
Penumbra, Inc.* 8,385 1,401,050
10,478,832
Health Care Providers & Services 2 .1%
Acadia Healthcare Co., Inc.* 20,242 1,312,694
Amedisys, Inc.* 7,042 690,468
Chemed Corp. 3,278 1,868,984
Encompass Health Corp. 22,074 2,051,558
HealthEquity, Inc.* 18,899 1,483,193
Option Care Health, Inc.* 37,809 1,122,549
Progyny, Inc.* 17,709 499,394
R1 RCM, Inc.* 42,458 546,859
Tenet Healthcare Corp.* 21,327 3,192,652
12,768,351
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A 82,187 1,453,888
Omega Healthcare Investors,
Inc. 53,869 1,960,832
Common Stocks
Shares Value ($)
Health Care REITs
Sabra Health Care REIT, Inc. 50,501 819,631
4,234,351
Health Care Technology 0 .1%
Doximity, Inc., Class A*(a) 26,677 746,956
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 46,514 700,501
Hotels, Restaurants & Leisure 3 .4%
Aramark(a) 57,473 1,969,600
Boyd Gaming Corp. 14,853 904,102
Choice Hotels International,
Inc.(a) 5,214 664,524
Churchill Downs, Inc. 14,555 2,089,516
Hilton Grand Vacations,
Inc.*(a) 15,090 652,039
Hyatt Hotels Corp., Class A 9,849 1,451,053
Light & Wonder, Inc.* 19,682 2,109,910
Marriott Vacations Worldwide
Corp. 7,148 604,578
Planet Fitness, Inc., Class A* 19,106 1,408,112
Texas Roadhouse, Inc., Class
A 14,529 2,536,909
Travel + Leisure Co. 15,590 718,543
Vail Resorts, Inc. 8,306 1,511,775
Wendy's Co. (The)(a) 36,417 616,540
Wingstop, Inc. 6,413 2,397,693
Wyndham Hotels & Resorts,
Inc.(a) 17,475 1,323,207
20,958,101
Household Durables 2 .1%
Helen of Troy Ltd.* 5,110 302,052
KB Home 16,134 1,388,815
Taylor Morrison Home Corp.,
Class A* 22,891 1,535,528
Tempur Sealy International,
Inc. 37,865 1,982,233
Toll Brothers, Inc. 22,708 3,240,659
TopBuild Corp.* 6,895 3,299,533
Whirlpool Corp. 11,865 1,209,874
12,958,694
Independent Power and Renewable Electricity Producers
0 .1%
Ormat Technologies, Inc.(a) 11,608 901,245
Industrial REITs 1 .2%
EastGroup Properties, Inc. 10,399 1,944,509
First Industrial Realty Trust,
Inc. 28,864 1,579,438
Rexford Industrial Realty, Inc. 47,123 2,361,334
STAG Industrial, Inc. 39,636 1,617,545
7,502,826
Insurance 4 .9%
American Financial Group, Inc. 14,476 1,895,777
Brighthouse Financial, Inc.* 13,594 677,933
CNO Financial Group, Inc. 24,934 869,199
Erie Indemnity Co., Class A(a) 5,418 2,390,151
Fidelity National Financial, Inc.
(a) 56,602 3,136,317
First American Financial Corp. 22,545 1,365,776
Hanover Insurance Group, Inc.
(The) 7,859 1,080,534

Nationwide Mid Cap Market Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Insurance
Kemper Corp. 13,091 838,609
Kinsale Capital Group, Inc. 4,797 2,192,565
Old Republic International
Corp. 55,540 1,922,795
Primerica, Inc. 7,594 1,911,941
Reinsurance Group of
America, Inc. 14,464 3,260,619
RenaissanceRe Holdings Ltd.
(a) 11,548 2,678,097
RLI Corp. 8,643 1,301,549
Ryan Specialty Holdings, Inc.,
Class A(a) 22,400 1,379,616
Selective Insurance Group,
Inc. 13,258 1,197,463
Unum Group 36,417 2,095,070
30,194,011
Interactive Media & Services 0 .2%
Ziff Davis, Inc.* 10,034 480,428
ZoomInfo Technologies, Inc.,
Class A* 62,447 709,398
1,189,826
IT Services 0 .4%
ASGN, Inc.* 10,001 946,794
Kyndryl Holdings, Inc.* 50,040 1,344,575
2,291,369
Leisure Products 0 .7%
Brunswick Corp.(a) 14,815 1,206,682
Mattel, Inc.*(a) 75,336 1,453,232
Polaris, Inc.(a) 11,650 970,212
YETI Holdings, Inc.* 18,621 769,978
4,400,104
Life Sciences Tools & Services 2 .4%
Avantor, Inc.*(a) 144,226 3,858,045
Azenta, Inc.*(a) 11,596 722,315
Bruker Corp. 21,341 1,462,072
Illumina, Inc.* 34,708 4,255,201
Medpace Holdings, Inc.* 5,120 1,958,502
Repligen Corp.* 11,377 1,903,941
Sotera Health Co.* 26,800 371,716
14,531,792
Machinery 4 .5%
AGCO Corp.(a) 13,594 1,283,545
Chart Industries, Inc.*(a) 9,114 1,468,083
Crane Co. 10,794 1,731,573
Donaldson Co., Inc. 26,185 1,959,162
Esab Corp. 12,467 1,266,647
Flowserve Corp. 28,788 1,455,233
Graco, Inc. 36,795 3,129,415
ITT, Inc. 17,882 2,529,588
Lincoln Electric Holdings, Inc. 12,429 2,553,041
Middleby Corp. (The)*(a) 11,629 1,576,660
Oshkosh Corp. 14,326 1,556,520
RBC Bearings, Inc.*(a) 6,300 1,832,292
Terex Corp.(a) 14,584 922,584
Timken Co. (The) 14,207 1,235,299
Toro Co. (The)(a) 22,710 2,174,028
Watts Water Technologies,
Inc., Class A 5,890 1,222,293
27,895,963
Common Stocks
Shares Value ($)
Marine Transportation 0 .2%
Kirby Corp.* 12,649 1,554,309
Media 0 .6%
New York Times Co. (The),
Class A 35,770 1,916,914
Nexstar Media Group, Inc.,
Class A 6,789 1,254,540
TEGNA, Inc. 36,830 586,702
3,758,156
Metals & Mining 2 .0%
Alcoa Corp. 39,173 1,294,276
Cleveland-Cliffs, Inc.*(a) 103,284 1,585,409
Commercial Metals Co. 25,384 1,525,578
MP Materials Corp.*(a) 29,238 395,298
Reliance, Inc. 12,530 3,816,137
Royal Gold, Inc. 14,365 1,984,094
United States Steel Corp.(a) 48,731 2,002,357
12,603,149
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 109,938 2,188,866
Starwood Property Trust, Inc. 65,990 1,316,500
3,505,366
Multi-Utilities 0 .2%
Black Hills Corp. 14,851 876,951
Northwestern Energy Group,
Inc. 12,796 688,041
1,564,992
Office REITs 0 .6%
COPT Defense Properties 24,344 705,246
Cousins Properties, Inc. 32,833 903,236
Kilroy Realty Corp. 23,349 863,212
Vornado Realty Trust 35,114 1,053,069
3,524,763
Oil, Gas & Consumable Fuels 4 .4%
Antero Midstream Corp. 74,178 1,065,196
Antero Resources Corp.*(a) 63,526 1,843,525
Chesapeake Energy Corp.(a) 24,259 1,851,689
Chord Energy Corp. 13,567 2,328,911
Civitas Resources, Inc. 20,093 1,401,688
CNX Resources Corp.*(a) 33,468 885,898
DT Midstream, Inc. 21,055 1,586,705
EQT Corp. 1 34
HF Sinclair Corp. 32,714 1,683,790
Matador Resources Co. 25,313 1,556,243
Murphy Oil Corp.(a) 31,488 1,302,973
Ovintiv, Inc. 54,346 2,523,828
PBF Energy, Inc., Class A 23,157 943,648
Permian Resources Corp.,
Class A 111,623 1,712,297
Range Resources Corp.(a) 53,223 1,662,154
Southwestern Energy Co.* 240,299 1,549,929
Texas Pacific Land Corp.(a) 4,053 3,424,380
27,322,888
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 13,951 1,369,430
Personal Care Products 0 .7%
BellRing Brands, Inc.* 28,610 1,467,121
Coty, Inc., Class A*(a) 80,534 801,313

60 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Personal Care Products
elf Beauty, Inc.* 12,067 2,082,523
4,350,957
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc* 13,756 1,516,599
Perrigo Co. plc 29,525 834,672
2,351,271
Professional Services 2 .6%
CACI International, Inc., Class
A* 4,871 2,247,869
Concentrix Corp.(a) 10,298 726,009
ExlService Holdings, Inc.* 35,225 1,242,034
Exponent, Inc.(a) 11,032 1,170,275
FTI Consulting, Inc.*(a) 7,669 1,671,612
Genpact Ltd. 36,239 1,256,406
Insperity, Inc. 7,764 797,518
KBR, Inc. 29,306 1,951,487
ManpowerGroup, Inc. 10,318 790,152
Maximus, Inc. 13,355 1,240,546
Paylocity Holding Corp.* 9,489 1,424,014
Science Applications
International Corp. 11,138 1,385,567
15,903,489
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.*(a) 10,379 2,604,091
Residential REITs 1 .0%
American Homes 4 Rent,
Class A 70,421 2,541,494
Equity LifeStyle Properties,
Inc. 40,647 2,791,636
Independence Realty Trust,
Inc. 49,296 919,370
6,252,500
Retail REITs 1 .0%
Agree Realty Corp. 21,615 1,490,787
Brixmor Property Group, Inc. 65,977 1,680,434
Kite Realty Group Trust 47,483 1,170,931
NNN REIT, Inc. 39,888 1,790,572
6,132,724
Semiconductors & Semiconductor Equipment 2 .5%
Allegro MicroSystems, Inc.*(a) 20,794 499,888
Amkor Technology, Inc. 22,734 742,492
Cirrus Logic, Inc.* 11,688 1,525,050
Lattice Semiconductor Corp.* 30,057 1,593,021
MACOM Technology Solutions
Holdings, Inc.* 12,015 1,212,554
MKS Instruments, Inc. 13,760 1,732,384
Onto Innovation, Inc.* 10,712 2,049,206
Power Integrations, Inc. 12,226 892,987
Rambus, Inc.* 23,511 1,209,406
Silicon Laboratories, Inc.* 6,904 829,378
Synaptics, Inc.* 8,680 757,938
Universal Display Corp.(a) 9,475 2,109,324
Wolfspeed, Inc.*(a) 27,672 521,617
15,675,245
Software 2 .5%
Altair Engineering, Inc., Class
A* 12,520 1,106,267
Appfolio, Inc., Class A* 4,597 1,018,144
Aspen Technology, Inc.* 6,121 1,150,442
Common Stocks
Shares Value ($)
Software
Blackbaud, Inc.* 8,892 705,847
CommVault Systems, Inc.* 9,510 1,453,603
Dolby Laboratories, Inc., Class
A 13,011 1,024,746
Dropbox, Inc., Class A* 52,367 1,252,619
Dynatrace, Inc.* 52,304 2,297,192
Manhattan Associates, Inc.* 13,406 3,423,624
Qualys, Inc.* 8,041 1,199,235
Teradata Corp.* 21,287 690,124
15,321,843
Specialized REITs 1 .7%
CubeSmart 49,027 2,332,705
EPR Properties 16,617 747,765
Gaming and Leisure
Properties, Inc. 59,186 2,971,137
Lamar Advertising Co., Class A 19,204 2,301,792
National Storage Affiliates
Trust 15,469 658,515
PotlatchDeltic Corp. 17,176 761,927
Rayonier, Inc. 29,780 903,227
10,677,068
Specialty Retail 4 .2%
Abercrombie & Fitch Co.,
Class A* 11,193 1,650,744
AutoNation, Inc.* 5,322 1,015,012
Burlington Stores, Inc.* 13,919 3,623,394
Dick's Sporting Goods, Inc. 12,698 2,747,212
Five Below, Inc.* 11,988 872,007
Floor & Decor Holdings, Inc.,
Class A*(a) 23,289 2,282,322
GameStop Corp., Class A* 58,357 1,322,953
Gap, Inc. (The)(a) 47,608 1,117,836
Lithia Motors, Inc., Class A(a) 5,950 1,644,164
Murphy USA, Inc. 4,110 2,075,221
Penske Automotive Group,
Inc. 4,199 731,088
RH*(a) 3,378 979,890
Valvoline, Inc.* 28,142 1,308,603
Williams-Sonoma, Inc.(a) 28,012 4,332,896
25,703,342
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 66,601 3,991,398
Textiles, Apparel & Luxury Goods 1 .2%
Capri Holdings Ltd.* 25,379 851,212
Carter's, Inc.(a) 7,774 470,716
Columbia Sportswear Co.(a) 7,220 589,874
Crocs, Inc.* 13,195 1,773,012
PVH Corp. 12,484 1,273,243
Skechers USA, Inc., Class A* 28,820 1,877,046
Under Armour, Inc., Class A* 44,884 312,841
Under Armour, Inc., Class
C*(a) 38,968 264,593
7,412,537
Trading Companies & Distributors 1 .8%
Applied Industrial
Technologies, Inc. 8,399 1,832,578
Core & Main, Inc., Class A* 37,196 1,988,870
GATX Corp.(a) 7,809 1,089,355

Nationwide Mid Cap Market Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.,
Class A 9,818 873,311
Watsco, Inc.(a) 6,980 3,416,640
WESCO International, Inc. 9,530 1,667,274
10,868,028
Water Utilities 0 .4%
Essential Utilities, Inc.(a) 54,755 2,225,791
Total Common Stocks
(cost $390,117,249) 616,963,400
Repurchase Agreements 9 .3%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $9,469,858,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$9,659,258.(b) 9,468,453 9,468,453
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,444,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$3,060,452.(b) 3,000,000 3,000,000
ING Financial Services LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $15,002,225,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 5/15/2034;
total market value
$15,300,002.(b) 15,000,000 15,000,000
Nomura Securities
International, Inc.,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $8,001,187,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$8,160,001.(b) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $2,000,297,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$2,040,303.(b) 2,000,000 2,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $20,002,962,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031;
total market value
$20,400,012.(b) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $57,468,453) 57,468,453
Total Investments
(cost $447,585,702) — 109.3% 674,431,853
Liabilities in excess of other assets — (9.3)% (57,633,586)
NET ASSETS — 100.0%
$ 616,798,267
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $79,416,332, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $57,468,453 and by $23,831,444 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 8/15/2024 – 2/15/2054, a total value of $81,299,897.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $57,468,453.
REIT Real Estate Investment Trust

62 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 3 9/2024 USD 936,030 22,137
Net contracts 22,137
As of July 31, 2024, the Fund had $98,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

64 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 616,963,400 $ – $ – $ 616,963,400
Futures Contracts 22,137 – – 22,137
Repurchase Agreements – 57,468,453 – 57,468,453
Total $ 616,985,537 $ 57,468,453 $ – $ 674,453,990
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 22,137
Total $ 22,137
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide S&P 500 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 65
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 1 .9%
Axon Enterprise, Inc.*(a) 2,395 718,524
Boeing Co. (The)* 19,404 3,698,402
General Dynamics Corp. 7,616 2,274,975
General Electric Co. 36,827 6,267,955
Howmet Aerospace, Inc. 13,234 1,266,494
Huntington Ingalls Industries,
Inc. 1,361 381,053
L3Harris Technologies, Inc. 6,408 1,453,911
Lockheed Martin Corp. 7,212 3,908,327
Northrop Grumman Corp. 4,751 2,301,004
RTX Corp. 44,976 5,284,230
Textron, Inc. 6,286 583,970
TransDigm Group, Inc. 1,862 2,409,838
30,548,683
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 4,135 368,222
Expeditors International of
Washington, Inc. 4,847 605,003
FedEx Corp. 7,645 2,310,701
United Parcel Service, Inc.,
Class B 24,296 3,167,469
6,451,395
Automobile Components 0 .1%
Aptiv plc* 9,023 626,106
BorgWarner, Inc.(a) 7,763 274,112
900,218
Automobiles 1 .6%
Ford Motor Co. 133,259 1,441,862
General Motors Co. 38,759 1,717,799
Tesla, Inc.* 93,743 21,754,938
24,914,599
Banks 3 .3%
Bank of America Corp. 229,765 9,261,827
Citigroup, Inc. 64,163 4,162,895
Citizens Financial Group, Inc. 15,826 675,295
Fifth Third Bancorp 23,677 1,002,484
Huntington Bancshares, Inc. 47,529 710,559
JPMorgan Chase & Co. 96,978 20,636,918
KeyCorp 31,547 508,853
M&T Bank Corp. 5,481 943,664
PNC Financial Services
Group, Inc. (The) 13,534 2,451,007
Regions Financial Corp. 31,496 704,566
Truist Financial Corp. 45,092 2,015,162
US Bancorp 52,535 2,357,771
Wells Fargo & Co. 117,735 6,986,395
52,417,396
Beverages 1 .3%
Brown-Forman Corp., Class
B(a) 6,148 277,644
Coca-Cola Co. (The) 130,902 8,736,399
Constellation Brands, Inc.,
Class A 5,459 1,338,328
Keurig Dr Pepper, Inc. 35,300 1,210,084
Molson Coors Beverage Co.,
Class B(a) 6,259 330,788
Monster Beverage Corp.* 23,953 1,232,382
PepsiCo, Inc. 46,501 8,029,328
21,154,953
Common Stocks
Shares Value ($)
Biotechnology 2 .0%
AbbVie, Inc. 59,733 11,069,719
Amgen, Inc. 18,101 6,018,039
Biogen, Inc.* 4,900 1,044,680
Gilead Sciences, Inc. 42,445 3,228,367
Incyte Corp.*(a) 6,374 414,756
Moderna, Inc.*(a) 11,099 1,323,223
Regeneron Pharmaceuticals,
Inc.* 3,593 3,877,530
Vertex Pharmaceuticals, Inc.* 8,719 4,322,183
31,298,497
Broadline Retail 3 .8%
Amazon.com, Inc.* 309,263 57,825,996
eBay, Inc. 17,054 948,373
Etsy, Inc.* 4,176 272,024
59,046,393
Building Products 0 .5%
A O Smith Corp. 4,096 348,324
Allegion plc 2,995 409,746
Builders FirstSource, Inc.* 4,152 694,920
Carrier Global Corp. 28,264 1,925,061
Johnson Controls International
plc 22,471 1,607,575
Masco Corp. 7,621 593,295
Trane Technologies plc 7,709 2,576,965
8,155,886
Capital Markets 3 .0%
Ameriprise Financial, Inc. 3,405 1,464,388
Bank of New York Mellon
Corp. (The) 25,494 1,658,895
BlackRock, Inc.(a) 4,683 4,104,649
Blackstone, Inc. 24,338 3,459,647
Cboe Global Markets, Inc. 3,506 643,386
Charles Schwab Corp. (The) 50,312 3,279,839
CME Group, Inc. 12,178 2,359,000
FactSet Research Systems,
Inc. 1,263 521,733
Franklin Resources, Inc. 10,279 235,081
Goldman Sachs Group, Inc.
(The) 10,890 5,543,337
Intercontinental Exchange, Inc. 19,373 2,936,172
Invesco Ltd. 15,312 264,285
KKR & Co., Inc. 22,476 2,774,662
MarketAxess Holdings, Inc. 1,217 272,036
Moody's Corp. 5,343 2,438,973
Morgan Stanley 42,501 4,386,528
MSCI, Inc., Class A 2,635 1,424,903
Nasdaq, Inc. 14,244 964,034
Northern Trust Corp. 6,766 599,806
Raymond James Financial,
Inc. 6,457 749,012
S&P Global, Inc. 10,784 5,227,328
State Street Corp. 10,226 868,903
T. Rowe Price Group, Inc.(a) 7,508 857,489
47,034,086
Chemicals 1 .5%
Air Products & Chemicals, Inc. 7,520 1,984,152
Albemarle Corp.(a) 3,914 366,624
Celanese Corp., Class A(a) 3,261 460,290
CF Industries Holdings, Inc. 5,970 456,048
Corteva, Inc. 24,111 1,352,627

66 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 23,946 1,304,339
DuPont de Nemours, Inc. 13,889 1,162,509
Eastman Chemical Co. 3,768 389,347
Ecolab, Inc. 8,586 1,980,704
FMC Corp.(a) 4,350 253,866
International Flavors &
Fragrances, Inc. 8,741 869,555
Linde plc 16,234 7,362,119
LyondellBasell Industries NV,
Class A 8,521 847,499
Mosaic Co. (The) 10,944 325,803
PPG Industries, Inc. 7,970 1,012,031
Sherwin-Williams Co. (The) 7,945 2,787,106
22,914,619
Commercial Services & Supplies 0 .6%
Cintas Corp. 2,927 2,236,052
Copart, Inc.* 29,730 1,555,771
Republic Services, Inc., Class
A 6,889 1,338,670
Rollins, Inc. 9,924 475,459
Veralto Corp. 7,391 787,585
Waste Management, Inc. 12,307 2,494,137
8,887,674
Communications Equipment 0 .8%
Arista Networks, Inc.* 8,454 2,929,734
Cisco Systems, Inc. 137,479 6,660,858
F5, Inc.* 2,045 416,444
Juniper Networks, Inc. 11,279 425,105
Motorola Solutions, Inc. 5,557 2,216,798
12,648,939
Construction & Engineering 0 .1%
Quanta Services, Inc. 4,979 1,321,327
Construction Materials 0 .2%
Martin Marietta Materials, Inc. 2,069 1,227,641
Vulcan Materials Co. 4,435 1,217,452
2,445,093
Consumer Finance 0 .6%
American Express Co. 19,172 4,851,283
Capital One Financial Corp. 12,893 1,952,000
Discover Financial Services 8,619 1,241,050
Synchrony Financial 13,046 662,606
8,706,939
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 15,013 12,340,686
Dollar General Corp. 7,418 893,053
Dollar Tree, Inc.* 7,039 734,449
Kroger Co. (The) 22,109 1,204,941
Sysco Corp. 16,613 1,273,386
Target Corp. 15,626 2,350,307
Walgreens Boots Alliance, Inc. 24,244 287,776
Walmart, Inc. 144,136 9,893,495
28,978,093
Containers & Packaging 0 .2%
Amcor plc 48,265 508,231
Avery Dennison Corp. 2,619 567,878
Ball Corp. 10,875 694,151
International Paper Co.(a) 11,916 553,856
Packaging Corp. of America 3,045 608,604
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc* 17,061 765,015
3,697,735
Distributors 0 .1%
Genuine Parts Co. 4,652 684,356
LKQ Corp. 9,544 396,076
Pool Corp.(a) 1,256 469,794
1,550,226
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 242,238 4,663,082
Verizon Communications, Inc. 142,420 5,770,858
10,433,940
Electric Utilities 1 .6%
Alliant Energy Corp.(a) 8,352 464,872
American Electric Power Co.,
Inc. 17,946 1,760,862
Constellation Energy Corp. 10,645 2,020,421
Duke Energy Corp.(a) 26,091 2,850,964
Edison International 12,835 1,026,928
Entergy Corp.(a) 7,191 833,940
Evergy, Inc. 7,514 435,812
Eversource Energy 11,810 766,587
Exelon Corp. 33,375 1,241,550
FirstEnergy Corp. 17,114 717,248
NextEra Energy, Inc. 69,415 5,302,612
NRG Energy, Inc. 7,040 529,197
PG&E Corp. 73,064 1,333,418
Pinnacle West Capital Corp.(a) 3,789 324,301
PPL Corp. 25,495 757,711
Southern Co. (The) 36,916 3,083,224
Xcel Energy, Inc. 18,440 1,074,683
24,524,330
Electrical Equipment 0 .7%
AMETEK, Inc. 7,803 1,353,664
Eaton Corp. plc 13,509 4,117,408
Emerson Electric Co. 19,348 2,265,844
GE Vernova, Inc.* 9,135 1,628,222
Generac Holdings, Inc.* 2,042 317,899
Hubbell, Inc., Class B(a) 1,810 716,127
Rockwell Automation, Inc. 3,889 1,083,670
11,482,834
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 40,310 2,590,320
CDW Corp. 4,460 972,771
Corning, Inc. 25,903 1,036,379
Jabil, Inc. 3,931 442,906
Keysight Technologies, Inc.* 5,894 822,625
TE Connectivity Ltd. 10,379 1,601,791
Teledyne Technologies, Inc.* 1,565 660,211
Trimble, Inc.* 8,611 469,644
Zebra Technologies Corp.,
Class A* 1,757 617,041
9,213,688
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 34,035 1,317,835
Halliburton Co. 30,319 1,051,463
Schlumberger NV 48,664 2,349,985
4,719,283
Entertainment 1 .2%
Electronic Arts, Inc. 8,318 1,255,519

Nationwide S&P 500 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 4,734 455,364
Netflix, Inc.* 14,552 9,143,749
Take-Two Interactive Software,
Inc.* 5,240 788,777
Walt Disney Co. (The) 61,565 5,768,025
Warner Bros Discovery, Inc.* 76,254 659,597
18,071,031
Financial Services 4 .0%
Berkshire Hathaway, Inc.,
Class B* 61,137 26,808,575
Corpay, Inc.* 2,448 714,375
Fidelity National Information
Services, Inc. 18,785 1,443,252
Fiserv, Inc.* 19,759 3,231,980
Global Payments, Inc. 8,703 884,573
Jack Henry & Associates, Inc. 2,500 428,700
Mastercard, Inc., Class A 27,726 12,856,823
PayPal Holdings, Inc.* 35,326 2,323,744
Visa, Inc., Class A(a) 53,160 14,123,017
62,815,039
Food Products 0 .7%
Archer-Daniels-Midland Co. 16,697 1,035,381
Bunge Global SA(a) 4,796 504,683
Campbell Soup Co. 6,894 323,053
Conagra Brands, Inc.(a) 15,991 484,847
General Mills, Inc. 19,292 1,295,265
Hershey Co. (The)(a) 4,981 983,648
Hormel Foods Corp. 9,810 314,999
J M Smucker Co. (The) 3,715 438,184
Kellanova 8,874 516,023
Kraft Heinz Co. (The) 26,672 939,121
Lamb Weston Holdings, Inc.(a) 4,799 288,036
McCormick & Co., Inc.
(Non-Voting) 8,682 668,601
Mondelez International, Inc.,
Class A 45,180 3,088,053
Tyson Foods, Inc., Class A 9,859 600,413
11,480,307
Gas Utilities 0 .0%
†
Atmos Energy Corp. 5,000 639,400
Ground Transportation 1 .0%
CSX Corp. 66,412 2,331,061
JB Hunt Transport Services,
Inc.(a) 2,782 481,703
Norfolk Southern Corp. 7,530 1,879,187
Old Dominion Freight Line,
Inc.(a) 6,084 1,278,735
Uber Technologies, Inc.* 69,893 4,506,002
Union Pacific Corp. 20,666 5,098,922
15,575,610
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 58,502 6,197,702
Align Technology, Inc.* 2,409 558,599
Baxter International, Inc. 17,037 610,265
Becton Dickinson & Co. 9,810 2,364,799
Boston Scientific Corp.* 49,565 3,661,862
Cooper Cos., Inc. (The)* 6,896 643,604
Dexcom, Inc.* 13,190 894,546
Edwards Lifesciences Corp.* 20,524 1,294,038
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc.(a) 14,328 1,212,579
Hologic, Inc.* 7,881 643,168
IDEXX Laboratories, Inc.* 2,801 1,333,612
Insulet Corp.* 2,392 464,885
Intuitive Surgical, Inc.* 11,863 5,274,408
Medtronic plc 45,095 3,622,030
ResMed, Inc. 5,065 1,080,111
Solventum Corp.*(a) 4,669 274,911
STERIS plc 3,415 815,365
Stryker Corp. 11,449 3,748,975
Teleflex, Inc. 1,518 335,357
Zimmer Biomet Holdings, Inc. 7,050 785,018
35,815,834
Health Care Providers & Services 2 .6%
Cardinal Health, Inc. 8,253 832,150
Cencora, Inc. 5,604 1,333,080
Centene Corp.* 17,931 1,379,253
Cigna Group (The) 9,593 3,344,791
CVS Health Corp. 42,251 2,549,003
DaVita, Inc.* 1,662 227,062
Elevance Health, Inc. 7,849 4,175,903
HCA Healthcare, Inc. 6,545 2,376,162
Henry Schein, Inc.* 4,435 319,054
Humana, Inc. 4,149 1,500,320
Labcorp Holdings, Inc. 2,891 622,837
McKesson Corp. 4,390 2,708,718
Molina Healthcare, Inc.* 1,935 660,357
Quest Diagnostics, Inc. 3,860 549,278
UnitedHealth Group, Inc. 31,082 17,908,205
Universal Health Services,
Inc., Class B(a) 1,923 411,061
40,897,234
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 5,122 600,759
Healthpeak Properties, Inc. 23,812 519,578
Ventas, Inc. 13,632 742,126
Welltower, Inc. 20,192 2,246,360
4,108,823
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 24,873 435,526
Hotels, Restaurants & Leisure 1 .8%
Airbnb, Inc., Class A* 14,736 2,056,556
Booking Holdings, Inc. 1,146 4,257,402
Caesars Entertainment, Inc.* 6,912 276,134
Carnival Corp.* 33,795 563,025
Chipotle Mexican Grill, Inc.,
Class A* 46,600 2,531,312
Darden Restaurants, Inc.(a) 3,935 575,651
Domino's Pizza, Inc. 1,142 489,575
Expedia Group, Inc.* 4,446 567,621
Hilton Worldwide Holdings,
Inc. 8,422 1,807,951
Las Vegas Sands Corp. 12,420 492,701
Marriott International, Inc.,
Class A 8,081 1,836,811
McDonald's Corp. 24,338 6,459,305
MGM Resorts International*(a) 9,049 388,836

68 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.* 13,986 257,762
Royal Caribbean Cruises Ltd.* 7,982 1,250,939
Starbucks Corp. 38,516 3,002,322
Wynn Resorts Ltd. 3,041 251,856
Yum! Brands, Inc. 9,482 1,259,494
28,325,253
Household Durables 0 .4%
DR Horton, Inc. 10,177 1,831,148
Garmin Ltd. 5,174 886,048
Lennar Corp., Class A 8,193 1,449,587
Mohawk Industries, Inc.* 1,959 315,536
NVR, Inc.* 103 886,570
PulteGroup, Inc.(a) 7,041 929,412
6,298,301
Household Products 1 .2%
Church & Dwight Co., Inc. 8,020 786,040
Clorox Co. (The) 4,300 567,299
Colgate-Palmolive Co. 28,068 2,784,065
Kimberly-Clark Corp. 11,422 1,542,541
Procter & Gamble Co. (The) 79,610 12,798,104
18,478,049
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 22,264 396,076
Vistra Corp. 11,276 893,285
1,289,361
Industrial Conglomerates 0 .4%
3M Co. 18,677 2,382,252
Honeywell International, Inc. 21,991 4,502,657
6,884,909
Industrial REITs 0 .3%
Prologis, Inc. 31,352 3,951,920
Insurance 2 .1%
Aflac, Inc.(a) 17,598 1,678,497
Allstate Corp. (The) 8,773 1,501,236
American International Group,
Inc. 22,413 1,775,782
Aon plc, Class A 7,343 2,412,249
Arch Capital Group Ltd.* 12,512 1,198,399
Arthur J Gallagher & Co.(a) 7,393 2,095,842
Assurant, Inc. 1,812 316,864
Brown & Brown, Inc. 7,926 788,082
Chubb Ltd. 13,665 3,766,894
Cincinnati Financial Corp. 5,373 701,821
Everest Group Ltd. 1,505 591,269
Globe Life, Inc. 2,785 258,281
Hartford Financial Services
Group, Inc. (The) 10,005 1,109,755
Loews Corp. 6,164 492,812
Marsh & McLennan Cos., Inc. 16,551 3,683,756
MetLife, Inc. 19,913 1,530,314
Principal Financial Group, Inc. 7,248 590,785
Progressive Corp. (The) 19,818 4,243,430
Prudential Financial, Inc.(a) 12,261 1,536,549
Travelers Cos., Inc. (The) 7,824 1,693,427
W R Berkley Corp. 10,639 586,528
Willis Towers Watson plc 3,430 968,220
33,520,792
Common Stocks
Shares Value ($)
Interactive Media & Services 6 .3%
Alphabet, Inc., Class A 198,368 34,028,047
Alphabet, Inc., Class C 165,029 28,574,771
Match Group, Inc.* 9,738 371,407
Meta Platforms, Inc., Class A 74,006 35,140,269
98,114,494
IT Services 1 .1%
Accenture plc, Class A 21,213 7,013,442
Akamai Technologies, Inc.* 5,153 506,437
Cognizant Technology
Solutions Corp., Class A 16,634 1,258,861
EPAM Systems, Inc.* 1,874 403,153
Gartner, Inc.* 2,638 1,322,139
GoDaddy, Inc., Class A* 4,760 692,342
International Business
Machines Corp. 31,013 5,958,838
VeriSign, Inc.* 3,066 573,373
17,728,585
Leisure Products 0 .0%
†
Hasbro, Inc. 4,174 269,056
Life Sciences Tools & Services 1 .3%
Agilent Technologies, Inc. 10,054 1,421,636
Bio-Rad Laboratories, Inc.,
Class A* 665 225,009
Bio-Techne Corp. 5,266 429,653
Charles River Laboratories
International, Inc.*(a) 1,775 433,278
Danaher Corp. 22,173 6,143,695
IQVIA Holdings, Inc.* 6,100 1,502,003
Mettler-Toledo International,
Inc.* 728 1,107,310
Revvity, Inc. 4,212 529,069
Thermo Fisher Scientific, Inc. 12,891 7,906,566
Waters Corp.* 2,020 679,286
West Pharmaceutical
Services, Inc. 2,497 764,506
21,142,011
Machinery 1 .6%
Caterpillar, Inc. 16,516 5,717,839
Cummins, Inc. 4,600 1,342,280
Deere & Co. 8,742 3,251,849
Dover Corp. 4,591 845,938
Fortive Corp. 11,970 860,045
IDEX Corp. 2,574 536,628
Illinois Tool Works, Inc. 9,233 2,283,136
Ingersoll Rand, Inc.(a) 13,656 1,371,062
Nordson Corp.(a) 1,837 459,856
Otis Worldwide Corp. 13,540 1,279,530
PACCAR, Inc. 17,692 1,745,493
Parker-Hannifin Corp. 4,343 2,437,118
Pentair plc 5,688 499,805
Snap-on, Inc.(a) 1,747 501,441
Stanley Black & Decker, Inc. 5,079 536,444
Westinghouse Air Brake
Technologies Corp. 6,063 977,052
Xylem, Inc. 8,210 1,096,035
25,741,551
Media 0 .6%
Charter Communications, Inc.,
Class A*(a) 3,285 1,247,380
Comcast Corp., Class A 132,184 5,455,234

Nationwide S&P 500 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Media
Fox Corp., Class A 7,461 283,816
Fox Corp., Class B 5,046 178,780
Interpublic Group of Cos., Inc.
(The)(a) 12,707 408,784
News Corp., Class A 13,611 375,392
News Corp., Class B 3,166 90,199
Omnicom Group, Inc.(a) 6,755 662,260
Paramount Global, Class B 16,404 187,334
8,889,179
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 48,524 2,203,475
Newmont Corp. 38,870 1,907,351
Nucor Corp. 8,266 1,346,862
Steel Dynamics, Inc. 5,095 678,756
6,136,444
Multi-Utilities 0 .6%
Ameren Corp. 8,587 680,691
CenterPoint Energy, Inc.(a) 21,304 591,186
CMS Energy Corp. 9,902 641,650
Consolidated Edison, Inc. 11,732 1,144,105
Dominion Energy, Inc.(a) 28,129 1,503,776
DTE Energy Co. 6,906 832,380
NiSource, Inc.(a) 14,623 456,969
Public Service Enterprise
Group, Inc. 16,893 1,347,555
Sempra 21,306 1,705,758
WEC Energy Group, Inc.(a) 10,458 900,015
9,804,085
Office REITs 0 .0%
†
BXP, Inc. 4,960 353,698
Oil, Gas & Consumable Fuels 3 .4%
APA Corp. 12,220 381,142
Chevron Corp. 57,881 9,288,164
ConocoPhillips 39,496 4,391,955
Coterra Energy, Inc. 25,644 661,615
Devon Energy Corp. 21,725 1,021,727
Diamondback Energy, Inc.(a) 6,081 1,230,247
EOG Resources, Inc.(a) 19,408 2,460,934
EQT Corp. 18,970 654,655
Exxon Mobil Corp. 151,492 17,965,436
Hess Corp. 9,356 1,435,398
Kinder Morgan, Inc.(a) 66,456 1,404,215
Marathon Oil Corp. 19,280 540,804
Marathon Petroleum Corp. 11,898 2,106,184
Occidental Petroleum Corp. 22,441 1,364,862
ONEOK, Inc. 19,695 1,641,184
Phillips 66 14,425 2,098,549
Targa Resources Corp. 7,576 1,024,881
Valero Energy Corp. 11,043 1,785,874
Williams Cos., Inc. (The) 41,242 1,770,932
53,228,758
Passenger Airlines 0 .1%
American Airlines Group,
Inc.*(a) 21,076 224,249
Delta Air Lines, Inc. 21,759 936,072
Southwest Airlines Co.(a) 19,716 531,149
United Airlines Holdings, Inc.* 10,879 494,124
2,185,594
Common Stocks
Shares Value ($)
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 7,850 781,938
Kenvue, Inc. 64,750 1,197,228
1,979,166
Pharmaceuticals 3 .6%
Bristol-Myers Squibb Co. 68,457 3,255,815
Catalent, Inc.* 6,061 359,660
Eli Lilly & Co. 26,979 21,698,400
Johnson & Johnson 81,445 12,856,093
Merck & Co., Inc. 85,367 9,657,569
Pfizer, Inc. 191,389 5,845,020
Viatris, Inc. 41,454 499,935
Zoetis, Inc., Class A 15,443 2,780,358
56,952,850
Professional Services 0 .7%
Automatic Data Processing,
Inc. 13,833 3,632,823
Broadridge Financial
Solutions, Inc. 4,033 863,062
Dayforce, Inc.*(a) 5,099 302,269
Equifax, Inc. 4,152 1,159,944
Jacobs Solutions, Inc. 4,374 640,135
Leidos Holdings, Inc. 4,433 640,125
Paychex, Inc. 10,862 1,390,553
Paycom Software, Inc.(a) 1,618 269,866
Verisk Analytics, Inc., Class A 4,902 1,283,099
10,181,876
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 9,943 1,120,676
CoStar Group, Inc.* 13,665 1,066,143
2,186,819
Residential REITs 0 .3%
AvalonBay Communities, Inc. 4,767 976,854
Camden Property Trust 3,692 408,889
Equity Residential 11,545 803,878
Essex Property Trust, Inc. 2,207 614,341
Invitation Homes, Inc. 19,511 688,153
Mid-America Apartment
Communities, Inc. 3,922 548,178
UDR, Inc. 10,678 427,867
4,468,160
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,636 294,309
Kimco Realty Corp. 22,816 495,792
Realty Income Corp. 27,975 1,606,604
Regency Centers Corp. 5,396 363,367
Simon Property Group, Inc. 11,070 1,698,581
4,458,653
Semiconductors & Semiconductor Equipment 11 .3%
Advanced Micro Devices, Inc.* 54,667 7,898,288
Analog Devices, Inc. 16,702 3,864,509
Applied Materials, Inc. 28,151 5,973,642
Broadcom, Inc. 147,110 23,637,635
Enphase Energy, Inc.* 4,611 530,772
First Solar, Inc.* 3,615 780,804
Intel Corp. 143,046 4,397,234
KLA Corp. 4,573 3,763,899
Lam Research Corp. 4,436 4,086,621

70 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. 18,105 1,607,362
Micron Technology, Inc. 37,391 4,106,280
Monolithic Power Systems,
Inc. 1,625 1,402,521
NVIDIA Corp. 830,699 97,208,397
NXP Semiconductors NV 8,794 2,314,229
ON Semiconductor Corp.* 14,621 1,144,093
Qorvo, Inc.* 3,043 364,551
QUALCOMM, Inc. 37,758 6,832,310
Skyworks Solutions, Inc. 5,237 595,028
Teradyne, Inc.(a) 5,198 681,770
Texas Instruments, Inc.(a) 30,764 6,270,011
177,459,956
Software 10 .3%
Adobe, Inc.* 15,129 8,345,913
ANSYS, Inc.* 2,930 918,936
Autodesk, Inc.* 7,250 1,794,520
Cadence Design Systems,
Inc.* 9,243 2,473,981
Crowdstrike Holdings, Inc.,
Class A* 7,790 1,806,968
Fair Isaac Corp.*(a) 825 1,320,000
Fortinet, Inc.* 21,333 1,238,167
Gen Digital, Inc.(a) 19,462 505,817
Intuit, Inc. 9,428 6,103,216
Microsoft Corp. 250,993 105,002,922
Oracle Corp. 53,942 7,522,212
Palo Alto Networks, Inc.* 10,733 3,485,327
PTC, Inc.* 4,045 719,403
Roper Technologies, Inc.(a) 3,609 1,966,003
Salesforce, Inc. 32,750 8,475,700
ServiceNow, Inc.* 6,963 5,670,598
Synopsys, Inc.* 5,156 2,878,698
Tyler Technologies, Inc.* 1,423 808,421
161,036,802
Specialized REITs 1 .0%
American Tower Corp. 15,805 3,483,422
Crown Castle, Inc. 14,682 1,616,194
Digital Realty Trust, Inc. 10,926 1,633,328
Equinix, Inc. 3,166 2,501,900
Extra Space Storage, Inc. 7,148 1,140,964
Iron Mountain, Inc. 10,033 1,028,984
Public Storage 5,357 1,585,243
SBA Communications Corp.,
Class A 3,668 805,273
VICI Properties, Inc., Class A 35,234 1,101,415
Weyerhaeuser Co. 24,550 779,708
15,676,431
Specialty Retail 1 .9%
AutoZone, Inc.* 578 1,811,273
Bath & Body Works, Inc. 7,033 258,463
Best Buy Co., Inc. 6,727 582,020
CarMax, Inc.*(a) 5,381 454,371
Home Depot, Inc. (The) 33,468 12,321,579
Lowe's Cos., Inc. 19,416 4,766,822
O'Reilly Automotive, Inc.* 1,979 2,229,027
Ross Stores, Inc. 11,290 1,617,067
TJX Cos., Inc. (The) 38,136 4,310,131
Tractor Supply Co. 3,692 972,177
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 1,663 606,812
29,929,742
Technology Hardware, Storage & Peripherals 7 .2%
Apple, Inc. 486,770 108,101,882
Hewlett Packard Enterprise
Co. 44,648 888,942
HP, Inc. 29,349 1,059,205
NetApp, Inc. 6,913 877,813
Seagate Technology Holdings
plc 6,487 662,777
Super Micro Computer, Inc.* 1,704 1,195,611
Western Digital Corp.* 10,746 720,519
113,506,749
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 862 795,307
Lululemon Athletica, Inc.* 3,827 989,892
NIKE, Inc., Class B 40,854 3,058,330
Ralph Lauren Corp., Class A 1,213 212,991
Tapestry, Inc. 7,968 319,437
5,375,957
Tobacco 0 .6%
Altria Group, Inc. 58,005 2,842,825
Philip Morris International, Inc. 52,570 6,053,961
8,896,786
Trading Companies & Distributors 0 .3%
Fastenal Co. 19,328 1,367,456
United Rentals, Inc. 2,237 1,693,633
WW Grainger, Inc.(a) 1,464 1,430,050
4,491,139
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,676 950,395
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 17,405 3,172,583
Total Common Stocks
(cost $674,680,986) 1,566,351,734
Repurchase Agreements 1 .8%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $2,231,822,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$2,276,459.(b) 2,231,491 2,231,491

Nationwide S&P 500 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 71
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,739,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$5,100,754.(b) 5,000,000 5,000,000
Nomura Securities
International, Inc.,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $10,973,628,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.36%, maturing
4/30/2025 - 2/15/2052;
total market value
$11,191,441.(b) 10,972,000 10,972,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $10,001,481,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031;
total market value
$10,200,006.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $28,203,491) 28,203,491
Total Investments
(cost $702,884,477) — 101.6% 1,594,555,225
Liabilities in excess of other assets — (1.6)% (25,280,735)
NET ASSETS — 100.0%
$ 1,569,274,490
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $55,380,196, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $28,203,491 and by $28,045,539 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 8/1/2024 – 2/15/2054, a total value of $56,249,030.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $28,203,491.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 38 9/2024 USD 10,560,200 (69,014)
Net contracts (69,014)
As of July 31, 2024, the Fund had $450,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

72 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide S&P 500 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 73
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,566,351,734 $ – $ – $ 1,566,351,734
Repurchase Agreements – 28,203,491 – 28,203,491
Total Assets $ 1,566,351,734 $ 28,203,491 $ – $ 1,594,555,225
Liabilities:
Futures Contracts $ (69,014) $ – $ – $ (69,014)
Total Liabilities $ (69,014) $ – $ – $ (69,014)
Total $ 1,566,282,720 $ 28,203,491 $ – $ 1,594,486,211
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (69,014)
Total $ (69,014)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

74 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Closed End Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,097 19,604
Total Closed End Fund
(cost  $32,165) 19,604
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 1 .1%
AAR Corp.* 3,197 206,526
AeroVironment, Inc.* 2,422 432,424
AerSale Corp.* 3,443 23,206
Archer Aviation, Inc., Class
A*(a) 21,590 90,030
Astronics Corp.* 2,813 64,783
Byrna Technologies, Inc.*(a) 1,601 15,017
Cadre Holdings, Inc. 2,385 87,530
Ducommun, Inc.* 1,249 80,148
Eve Holding, Inc.*(a) 1,713 5,893
Intuitive Machines, Inc.*(a) 2,697 10,734
Kratos Defense & Security
Solutions, Inc.* 13,666 308,032
Leonardo DRS, Inc.* 6,302 177,716
Mercury Systems, Inc.* 5,066 180,096
Moog, Inc., Class A(a) 2,636 516,920
National Presto Industries, Inc. 485 37,088
Park Aerospace Corp. 1,559 20,906
Redwire Corp.*(a) 2,049 14,507
Rocket Lab USA, Inc.*(a) 31,997 167,664
Terran Orbital Corp.*(a) 17,575 12,649
Triumph Group, Inc.* 6,022 98,701
V2X, Inc.* 1,134 59,116
Virgin Galactic Holdings,
Inc.*(a) 1,501 10,672
VirTra, Inc.*(a) 969 8,498
2,628,856
Air Freight & Logistics 0 .2%
Air Transport Services Group,
Inc.* 4,831 77,972
Forward Air Corp.(a) 2,272 57,618
Hub Group, Inc., Class A 5,645 264,017
Radiant Logistics, Inc.* 3,719 23,132
422,739
Automobile Components 1 .3%
Adient plc* 8,463 218,007
American Axle &
Manufacturing Holdings,
Inc.* 10,514 78,119
Cooper-Standard Holdings,
Inc.* 1,496 22,111
Dana, Inc.(a) 12,320 156,587
Dorman Products, Inc.* 2,400 243,288
Fox Factory Holding Corp.* 3,981 212,546
Gentherm, Inc.*(a) 2,905 160,298
Goodyear Tire & Rubber Co.
(The)* 26,267 307,324
Holley, Inc.* 4,418 17,407
LCI Industries(a) 2,288 266,987
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 30,749 51,043
Modine Manufacturing Co.*(a) 4,765 560,650
Patrick Industries, Inc. 2,016 258,169
Phinia, Inc. 4,199 187,695
Solid Power, Inc.*(a) 13,746 25,842
Standard Motor Products, Inc. 2,092 68,471
Stoneridge, Inc.* 2,448 41,151
Visteon Corp.* 2,530 292,316
XPEL, Inc. Reg. S*(a) 2,316 94,655
3,262,666
Automobiles 0 .1%
Canoo, Inc.*(a) 5,382 10,818
Livewire Group, Inc.*(a) 1,723 12,698
Winnebago Industries, Inc.(a) 2,678 167,429
190,945
Banks 10 .0%
1st Source Corp. 1,803 114,581
ACNB Corp. 702 29,119
Amalgamated Financial Corp. 1,787 56,844
Amerant Bancorp, Inc., Class
A 2,941 66,143
Ameris Bancorp 6,075 369,907
Ames National Corp.(a) 815 17,791
Arrow Financial Corp.(a) 1,565 49,329
Associated Banc-Corp. 14,485 332,865
Atlantic Union Bankshares
Corp.(a) 7,858 324,457
Axos Financial, Inc.* 5,042 368,116
Banc of California, Inc. 13,024 182,076
BancFirst Corp.(a) 1,936 207,984
Bancorp, Inc. (The)*(a) 4,479 232,191
Bank First Corp.(a) 906 83,986
Bank of Hawaii Corp. 3,410 233,892
Bank of Marin Bancorp 1,552 31,521
Bank of NT Butterfield & Son
Ltd. (The) 4,399 168,658
Bank7 Corp. 353 14,642
BankUnited, Inc. 6,556 252,537
Bankwell Financial Group, Inc. 706 19,874
Banner Corp. 3,115 184,470
Bar Harbor Bankshares 1,512 48,324
BayCom Corp. 972 23,415
BCB Bancorp, Inc. 1,417 17,968
Berkshire Hills Bancorp, Inc. 3,916 108,082
Blue Foundry Bancorp* 1,650 18,628
Bridgewater Bancshares, Inc.* 2,034 28,090
Brookline Bancorp, Inc. 8,138 85,368
Burke & Herbert Financial
Services Corp. 1,205 81,578
Business First Bancshares,
Inc. 2,322 59,025
Byline Bancorp, Inc. 3,118 87,460
Cadence Bank(a) 15,354 504,686
California Bancorp, Inc.* 725 18,190
Camden National Corp. 1,230 51,266
Capital Bancorp, Inc.(a) 850 21,666
Capital City Bank Group, Inc. 1,220 43,310
Capitol Federal Financial, Inc. 11,176 70,632
Carter Bankshares, Inc.* 2,428 39,552
Cathay General Bancorp 6,190 274,341

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Banks
Central Pacific Financial Corp. 2,361 61,598
Chemung Financial Corp. 331 16,140
ChoiceOne Financial Services,
Inc.(a) 661 18,177
Citizens & Northern Corp. 1,303 26,386
Citizens Financial Services,
Inc.(a) 464 24,805
City Holding Co. 1,291 157,373
Civista Bancshares, Inc. 1,468 26,351
CNB Financial Corp. 1,946 49,934
Coastal Financial Corp.* 1,117 58,866
Colony Bankcorp, Inc. 1,315 20,422
Columbia Financial, Inc.*(a) 2,643 47,600
Community Financial System,
Inc.(a) 4,791 295,509
Community Trust Bancorp, Inc. 1,522 77,196
Community West Bancshares 1,621 33,620
ConnectOne Bancorp, Inc. 3,288 79,635
CrossFirst Bankshares, Inc.* 4,426 82,058
Customers Bancorp, Inc.* 2,735 176,353
CVB Financial Corp. 11,909 226,986
Dime Community Bancshares,
Inc.(a) 3,240 81,907
Eagle Bancorp, Inc. 2,522 54,273
Eastern Bankshares, Inc.(a) 17,914 298,089
Enterprise Bancorp, Inc. 497 14,686
Enterprise Financial Services
Corp. 3,605 190,596
Equity Bancshares, Inc., Class
A 1,391 56,335
Esquire Financial Holdings,
Inc. 597 36,817
ESSA Bancorp, Inc. 808 15,506
Farmers & Merchants
Bancorp, Inc. 1,241 34,165
Farmers National Banc Corp. 3,247 50,686
FB Financial Corp. 3,463 161,687
Fidelity D&D Bancorp, Inc.(a) 441 22,888
Financial Institutions, Inc. 1,547 40,717
First Bancorp 18,225 466,201
First Bancorp, Inc. (The) 1,016 28,600
First Bancshares, Inc. (The) 3,027 100,860
First Bank 2,164 33,412
First Busey Corp. 5,389 147,874
First Business Financial
Services, Inc. 696 32,030
First Commonwealth Financial
Corp. 9,045 163,534
First Community Bankshares,
Inc. 1,606 71,917
First Financial Bancorp 8,529 233,353
First Financial Bankshares,
Inc.(a) 12,133 466,635
First Financial Corp. 1,235 55,526
First Financial Northwest, Inc. 656 14,111
First Foundation, Inc. 5,542 38,794
First Internet Bancorp 778 28,833
First Interstate BancSystem,
Inc., Class A 7,549 238,322
First Merchants Corp. 5,749 231,972
First Mid Bancshares, Inc. 2,285 87,721
Common Stocks
Shares Value ($)
Banks
First of Long Island Corp.
(The) 2,185 28,667
First Western Financial, Inc.* 851 15,437
Five Star Bancorp 1,613 47,422
Flushing Financial Corp. 2,284 33,643
FS Bancorp, Inc. 627 27,607
Fulton Financial Corp. 15,350 297,329
FVCBankcorp, Inc.* 1,611 20,427
German American Bancorp,
Inc. 2,739 107,752
Glacier Bancorp, Inc. 10,606 474,194
Great Southern Bancorp, Inc.
(a) 783 49,024
Greene County Bancorp, Inc.
(a) 756 27,405
Guaranty Bancshares, Inc. 792 27,348
Hancock Whitney Corp. 8,005 438,114
Hanmi Financial Corp.(a) 2,619 53,428
HarborOne Bancorp, Inc. 4,028 53,774
HBT Financial, Inc. 1,117 25,691
Heartland Financial USA, Inc. 3,966 216,226
Heritage Commerce Corp. 5,783 59,854
Heritage Financial Corp. 3,262 75,581
Hilltop Holdings, Inc. 4,546 149,973
Hingham Institution for
Savings(a) 139 34,568
Home Bancorp, Inc. 731 32,252
Home BancShares, Inc. 17,889 506,795
HomeStreet, Inc. 1,670 24,048
HomeTrust Bancshares, Inc. 1,349 47,849
Hope Bancorp, Inc. 10,499 138,167
Horizon Bancorp, Inc. 4,114 65,701
Independent Bank Corp. 6,003 322,431
Independent Bank Group, Inc. 3,281 193,776
International Bancshares Corp. 5,031 339,291
Investar Holding Corp. 920 17,020
John Marshall Bancorp, Inc. 1,161 22,442
Kearny Financial Corp. 4,981 35,863
Lakeland Financial Corp. 2,202 150,903
LCNB Corp.(a) 1,001 15,305
LINKBANCORP, Inc. 1,888 13,764
Live Oak Bancshares, Inc. 3,252 146,795
Mercantile Bank Corp. 1,485 71,815
Metrocity Bankshares, Inc. 1,755 55,476
Metropolitan Bank Holding
Corp.*(a) 935 49,303
Mid Penn Bancorp, Inc. 1,338 39,672
Middlefield Banc Corp. 744 20,058
Midland States Bancorp, Inc. 2,010 47,717
MidWestOne Financial Group,
Inc. 1,433 42,001
MVB Financial Corp. 976 22,419
National Bank Holdings Corp.,
Class A 3,313 138,748
National Bankshares, Inc. 547 17,384
NB Bancorp, Inc.* 3,687 70,495
NBT Bancorp, Inc.(a) 3,926 192,453
New York Community
Bancorp, Inc.(a) 23,434 246,526
Nicolet Bankshares, Inc. 1,254 126,102
Northeast Bank 673 48,900

76 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Northeast Community
Bancorp, Inc. 1,279 29,136
Northfield Bancorp, Inc. 3,975 49,727
Northrim Bancorp, Inc. 521 35,636
Northwest Bancshares, Inc. 11,140 156,406
Norwood Financial Corp.(a) 698 20,577
Oak Valley Bancorp 637 18,135
OceanFirst Financial Corp. 5,399 98,100
OFG Bancorp 4,170 189,401
Old National Bancorp 29,801 596,616
Old Second Bancorp, Inc. 4,276 72,350
Orange County Bancorp, Inc.
(a) 483 30,038
Origin Bancorp, Inc. 2,839 97,548
Orrstown Financial Services,
Inc. 1,810 63,640
Pacific Premier Bancorp, Inc. 8,778 237,533
Park National Corp.(a) 1,378 243,851
Parke Bancorp, Inc. 1,095 21,418
Pathward Financial, Inc. 2,360 159,394
PCB Bancorp 1,142 22,006
Peapack-Gladstone Financial
Corp.(a) 1,713 48,409
Peoples Bancorp of North
Carolina, Inc. 438 13,920
Peoples Bancorp, Inc. 3,217 107,030
Peoples Financial Services
Corp.(a) 843 41,872
Pioneer Bancorp, Inc.* 658 7,337
Plumas Bancorp(a) 518 22,414
Ponce Financial Group, Inc.* 1,936 19,166
Preferred Bank(a) 816 70,225
Premier Financial Corp. 3,495 88,563
Primis Financial Corp. 1,688 22,282
Princeton Bancorp, Inc.(a) 481 18,817
Provident Bancorp, Inc.*(a) 1,393 15,170
Provident Financial Services,
Inc. 10,814 200,492
QCR Holdings, Inc. 1,622 123,986
RBB Bancorp 1,657 38,227
Red River Bancshares, Inc. 432 24,071
Renasant Corp. 4,965 170,746
Republic Bancorp, Inc., Class
A(a) 822 53,940
S&T Bancorp, Inc. 3,473 154,132
Sandy Spring Bancorp, Inc. 4,288 131,341
Seacoast Banking Corp. of
Florida 7,530 209,635
ServisFirst Bancshares, Inc. 4,681 375,603
Shore Bancshares, Inc. 2,830 41,092
Sierra Bancorp(a) 1,149 33,424
Simmons First National Corp.,
Class A 10,921 235,129
SmartFinancial, Inc. 1,478 41,887
South Plains Financial, Inc. 1,038 33,673
Southern California
Bancorp*(a) 1,011 15,964
Southern First Bancshares,
Inc.* 712 24,635
Southern Missouri Bancorp,
Inc. 837 47,876
Common Stocks
Shares Value ($)
Banks
Southern States Bancshares,
Inc. 710 23,231
Southside Bancshares, Inc. 2,523 88,280
SouthState Corp. 7,187 711,297
Stellar Bancorp, Inc. 4,772 130,753
Sterling Bancorp, Inc.*(a) 1,722 10,022
Stock Yards Bancorp, Inc.(a) 2,406 149,701
Texas Capital Bancshares,
Inc.* 4,409 291,435
Third Coast Bancshares, Inc.* 1,009 23,580
Timberland Bancorp, Inc. 714 21,813
Tompkins Financial Corp. 1,208 76,032
Towne Bank 6,857 227,927
TriCo Bancshares(a) 3,041 141,498
Triumph Financial, Inc.*(a) 2,041 185,180
TrustCo Bank Corp. 1,701 60,573
Trustmark Corp. 5,448 189,209
UMB Financial Corp.(a) 4,183 426,750
United Bankshares, Inc. 12,197 474,829
United Community Banks, Inc. 10,585 327,606
Unity Bancorp, Inc. 713 24,684
Univest Financial Corp. 2,733 75,567
USCB Financial Holdings, Inc. 633 10,546
Valley National Bancorp 39,821 334,496
Veritex Holdings, Inc. 4,372 109,606
Virginia National Bankshares
Corp.(a) 447 17,469
WaFd, Inc. 6,635 236,140
Washington Trust Bancorp,
Inc. 1,606 51,408
WesBanco, Inc. 5,647 180,026
West Bancorp, Inc.(a) 1,569 32,541
Westamerica Bancorp 2,290 123,568
WSFS Financial Corp. 5,330 301,092
25,053,984
Beverages 0 .3%
Duckhorn Portfolio, Inc. (The)* 4,465 32,416
MGP Ingredients, Inc.(a) 1,315 107,238
National Beverage Corp. 2,083 101,630
Primo Water Corp. 14,585 319,849
Vita Coco Co., Inc. (The)*(a) 3,599 92,998
654,131
Biotechnology 8 .9%
2seventy bio, Inc.* 4,753 22,434
4D Molecular Therapeutics,
Inc.* 4,604 81,629
89bio, Inc.* 7,777 71,237
Absci Corp.* 7,439 32,732
ACADIA Pharmaceuticals,
Inc.* 11,086 210,856
ACELYRIN, Inc.* 7,362 44,172
Achieve Life Sciences, Inc.* 3,154 15,707
Acrivon Therapeutics, Inc.*(a) 1,378 11,548
Actinium Pharmaceuticals,
Inc.* 2,461 17,030
Acumen Pharmaceuticals,
Inc.* 3,870 12,771
ADC Therapeutics SA* 6,467 21,470
ADMA Biologics, Inc.* 20,765 254,994
Adverum Biotechnologies,
Inc.* 1,922 14,261

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Biotechnology
Aerovate Therapeutics, Inc.* 1,087 1,978
Agenus, Inc.*(a) 1,693 10,226
Agios Pharmaceuticals,
Inc.*(a) 5,213 241,883
Akebia Therapeutics, Inc.*(a) 18,066 24,931
Akero Therapeutics, Inc.* 6,257 167,250
Aldeyra Therapeutics, Inc.* 4,407 17,364
Alector, Inc.* 7,991 47,946
Alkermes plc* 15,516 423,897
Allogene Therapeutics, Inc.*(a) 10,267 30,185
Altimmune, Inc.*(a) 6,589 41,906
ALX Oncology Holdings, Inc.* 3,493 16,766
Amicus Therapeutics, Inc.* 27,057 278,958
AnaptysBio, Inc.*(a) 1,953 68,043
Anavex Life Sciences
Corp.*(a) 6,341 43,087
Anika Therapeutics, Inc.* 1,420 38,695
Annexon, Inc.* 7,776 49,844
Apogee Therapeutics, Inc.*(a) 3,350 163,145
Applied Therapeutics, Inc.* 8,854 52,593
Arbutus Biopharma Corp.* 13,026 49,108
Arcellx, Inc.*(a) 3,979 245,942
Arcturus Therapeutics
Holdings, Inc.*(a) 2,237 52,480
Arcus Biosciences, Inc.*(a) 4,875 79,999
Arcutis Biotherapeutics,
Inc.*(a) 9,810 98,787
Ardelyx, Inc.*(a) 21,472 119,170
ArriVent Biopharma, Inc.* 792 17,345
Arrowhead Pharmaceuticals,
Inc.*(a) 11,021 314,760
ARS Pharmaceuticals, Inc.*(a) 4,551 49,469
Astria Therapeutics, Inc.* 4,324 50,504
Atossa Therapeutics, Inc.*(a) 11,688 15,779
Aura Biosciences, Inc.* 4,209 42,974
Aurinia Pharmaceuticals,
Inc.*(a) 13,584 79,874
Avid Bioservices, Inc.*(a) 5,846 61,032
Avidity Biosciences, Inc.* 9,320 424,806
Avita Medical, Inc.*(a) 2,379 23,314
Beam Therapeutics, Inc.*(a) 7,058 223,315
BioCryst Pharmaceuticals,
Inc.* 19,054 138,713
Biohaven Ltd.* 6,936 272,793
Biomea Fusion, Inc.*(a) 3,166 17,635
Black Diamond Therapeutics,
Inc.*(a) 3,434 20,913
Bluebird Bio, Inc.*(a) 16,182 18,771
Blueprint Medicines Corp.*(a) 5,803 628,465
Bridgebio Pharma, Inc.*(a) 12,972 336,623
C4 Therapeutics, Inc.*(a) 5,461 36,589
Cabaletta Bio, Inc.* 4,112 29,195
Candel Therapeutics, Inc.*(a) 1,866 11,065
Capricor Therapeutics, Inc.*(a) 2,349 9,537
Cardiff Oncology, Inc.* 3,660 8,564
CareDx, Inc.* 4,840 96,752
Cargo Therapeutics, Inc.* 1,861 31,693
Caribou Biosciences, Inc.* 6,896 15,999
Cartesian Therapeutics,
Inc.*(a) 660 10,758
Catalyst Pharmaceuticals,
Inc.* 10,730 184,985
Common Stocks
Shares Value ($)
Biotechnology
Celcuity, Inc.* 2,159 39,574
Celldex Therapeutics, Inc.*(a) 5,963 227,250
Century Therapeutics, Inc.* 4,528 10,097
CervoMed, Inc.*(a) 500 6,500
CG oncology, Inc.* 2,223 74,137
Cibus, Inc., Class A*(a) 1,369 13,539
Cogent Biosciences, Inc.* 8,466 79,834
Coherus Biosciences, Inc.*(a) 9,257 14,256
Compass Therapeutics,
Inc.*(a) 8,635 8,894
Corbus Pharmaceuticals
Holdings, Inc.*(a) 940 55,902
Crinetics Pharmaceuticals,
Inc.* 7,179 381,349
Cullinan Therapeutics, Inc.* 3,584 69,350
Cytokinetics, Inc.*(a) 10,312 608,511
Day One Biopharmaceuticals,
Inc.*(a) 4,828 69,089
Denali Therapeutics, Inc.*(a) 11,506 280,401
Design Therapeutics, Inc.*(a) 3,288 16,769
Dianthus Therapeutics, Inc.*(a) 2,200 65,516
Disc Medicine, Inc.* 1,515 65,387
Dynavax Technologies Corp.* 12,196 136,473
Dyne Therapeutics, Inc.* 7,451 319,722
Editas Medicine, Inc.*(a) 7,650 41,387
Elevation Oncology, Inc.* 4,777 12,564
Eliem Therapeutics, Inc.*(a) 935 7,751
Enanta Pharmaceuticals, Inc.* 2,036 30,051
Entrada Therapeutics, Inc.* 2,479 40,829
Erasca, Inc.*(a) 11,208 35,305
Fate Therapeutics, Inc.* 9,564 50,976
Fennec Pharmaceuticals,
Inc.*(a) 1,717 11,109
Fibrobiologics, Inc.* 2,315 12,061
Foghorn Therapeutics, Inc.*(a) 1,979 13,893
G1 Therapeutics, Inc.*(a) 4,610 19,777
Galectin Therapeutics, Inc.*(a) 3,006 7,515
Generation Bio Co.* 4,131 13,798
Geron Corp.*(a) 53,073 251,566
Greenwich Lifesciences,
Inc.*(a) 536 8,640
Gyre Therapeutics, Inc.*(a) 676 9,782
Halozyme Therapeutics,
Inc.*(a) 11,537 637,535
Heron Therapeutics, Inc.*(a) 10,318 30,644
HilleVax, Inc.* 2,998 5,486
Humacyte, Inc.*(a) 7,972 75,415
Ideaya Biosciences, Inc.* 7,568 325,802
IGM Biosciences, Inc.*(a) 945 10,546
ImmunityBio, Inc.* 13,126 67,599
Immunome, Inc.*(a) 4,747 73,151
Immunovant, Inc.* 5,367 156,019
Inhibrx Biosciences, Inc.* 795 11,535
Inmune Bio, Inc.*(a) 1,145 9,836
Inovio Pharmaceuticals, Inc.* 2,373 25,296
Inozyme Pharma, Inc.* 4,527 26,257
Insmed, Inc.* 14,359 1,044,617
Intellia Therapeutics, Inc.*(a) 8,910 233,531
Invivyd, Inc.*(a) 7,277 9,096
Iovance Biotherapeutics,
Inc.*(a) 23,373 204,046

78 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Ironwood Pharmaceuticals,
Inc., Class A* 13,654 93,257
iTeos Therapeutics, Inc.*(a) 2,365 41,600
Janux Therapeutics, Inc.* 2,592 105,235
Jasper Therapeutics, Inc.*(a) 1,035 19,137
KalVista Pharmaceuticals,
Inc.*(a) 3,532 51,355
Keros Therapeutics, Inc.* 2,723 136,586
Kiniksa Pharmaceuticals
International plc, Class A*(a) 3,451 91,797
Kodiak Sciences, Inc.* 3,213 9,350
Korro Bio, Inc.*(a) 565 26,306
Krystal Biotech, Inc.*(a) 2,287 476,748
Kura Oncology, Inc.* 6,704 139,510
Kymera Therapeutics, Inc.*(a) 4,114 190,067
Kyverna Therapeutics, Inc.*(a) 1,572 13,614
Larimar Therapeutics, Inc.*(a) 3,885 32,595
LENZ Therapeutics, Inc.(a) 1,163 28,877
Lexeo Therapeutics, Inc.* 804 10,090
Lexicon Pharmaceuticals, Inc.* 11,268 25,353
Lineage Cell Therapeutics,
Inc.*(a) 12,211 12,577
Lyell Immunopharma, Inc.* 15,810 25,454
MacroGenics, Inc.* 5,499 20,676
Madrigal Pharmaceuticals,
Inc.*(a) 1,618 460,580
MannKind Corp.*(a) 24,575 141,552
MeiraGTx Holdings plc*(a) 2,997 15,674
Mersana Therapeutics, Inc.*(a) 10,042 20,084
Metagenomi, Inc.* 1,529 5,933
MiMedx Group, Inc.* 11,527 85,876
Mineralys Therapeutics, Inc.* 2,646 32,784
Mirum Pharmaceuticals, Inc.* 3,606 146,223
Monte Rosa Therapeutics,
Inc.* 2,724 12,312
Morphic Holding, Inc.* 3,680 208,509
Myriad Genetics, Inc.* 8,262 231,088
Neurogene, Inc.*(a) 949 39,042
Nkarta, Inc.* 4,901 31,513
Novavax, Inc.*(a) 13,050 167,171
Nurix Therapeutics, Inc.* 5,586 122,222
Nuvalent, Inc., Class A*(a) 2,950 235,823
Ocugen, Inc.*(a) 23,694 33,290
Olema Pharmaceuticals,
Inc.*(a) 3,686 59,566
Organogenesis Holdings, Inc.,
Class A* 6,549 19,778
ORIC Pharmaceuticals,
Inc.*(a) 5,685 63,672
Outlook Therapeutics, Inc.*(a) 622 4,821
Ovid therapeutics, Inc.*(a) 5,642 5,868
PepGen, Inc.* 1,422 16,253
Perspective Therapeutics,
Inc.* 4,321 58,766
Poseida Therapeutics, Inc.,
Class A* 6,431 22,701
Praxis Precision Medicines,
Inc.* 1,591 91,817
Precigen, Inc.*(a) 13,044 19,827
Prelude Therapeutics, Inc.*(a) 1,278 8,141
Prime Medicine, Inc.*(a) 5,272 29,576
Common Stocks
Shares Value ($)
Biotechnology
ProKidney Corp., Class A*(a) 4,110 9,617
Protagonist Therapeutics, Inc.* 5,395 201,989
Prothena Corp. plc* 4,003 93,190
PTC Therapeutics, Inc.* 7,029 237,932
Puma Biotechnology, Inc.*(a) 3,854 13,817
Pyxis Oncology, Inc.* 4,483 17,573
Q32 Bio, Inc.*(a) 567 21,591
RAPT Therapeutics, Inc.*(a) 2,693 8,456
Recursion Pharmaceuticals,
Inc., Class A*(a) 19,080 156,456
REGENXBIO, Inc.* 4,260 60,705
Regulus Therapeutics, Inc.*(a) 5,696 10,253
Relay Therapeutics, Inc.* 9,071 74,564
Renovaro, Inc.*(a) 5,211 3,804
Replimune Group, Inc.* 4,732 47,320
REVOLUTION Medicines,
Inc.*(a) 14,060 641,698
Rhythm Pharmaceuticals,
Inc.*(a) 5,048 243,364
Rigel Pharmaceuticals, Inc.* 1,513 16,008
Rocket Pharmaceuticals, Inc.* 6,093 147,451
Sage Therapeutics, Inc.* 4,690 51,356
Sana Biotechnology, Inc.*(a) 12,252 74,615
Savara, Inc.*(a) 9,216 42,394
Scholar Rock Holding
Corp.*(a) 6,351 57,667
Sera Prognostics, Inc., Class
A*(a) 2,518 20,874
Shattuck Labs, Inc.*(a) 3,658 14,559
Skye Bioscience, Inc.* 1,573 8,132
Soleno Therapeutics, Inc.*(a) 2,035 98,148
Solid Biosciences, Inc.* 2,104 18,768
SpringWorks Therapeutics,
Inc.*(a) 6,352 228,100
Spyre Therapeutics, Inc.* 3,199 87,973
Stoke Therapeutics, Inc.* 3,294 49,311
Summit Therapeutics, Inc.*(a) 8,116 87,653
Sutro Biopharma, Inc.* 7,571 30,057
Syndax Pharmaceuticals,
Inc.*(a) 7,610 172,747
Tango Therapeutics, Inc.*(a) 4,759 46,876
Taysha Gene Therapies,
Inc.*(a) 14,753 32,604
Tenaya Therapeutics, Inc.* 4,174 14,609
TG Therapeutics, Inc.*(a) 12,877 254,450
Tourmaline Bio, Inc. 2,125 35,870
Travere Therapeutics, Inc.* 7,022 66,990
TScan Therapeutics, Inc.*(a) 3,532 25,219
Twist Bioscience Corp.*(a) 5,310 296,351
Tyra Biosciences, Inc.*(a) 1,877 41,594
UroGen Pharma Ltd.* 3,161 51,998
Vanda Pharmaceuticals, Inc.* 6,032 35,227
Vaxcyte, Inc.*(a) 10,077 794,975
Vera Therapeutics, Inc., Class
A* 3,538 129,455
Veracyte, Inc.*(a) 7,138 171,312
Verastem, Inc.* 2,411 6,269
Vericel Corp.* 4,482 226,431
Verve Therapeutics, Inc.*(a) 7,048 49,336
Vir Biotechnology, Inc.* 8,300 84,328
Viridian Therapeutics, Inc.* 5,791 97,578
Voyager Therapeutics, Inc.*(a) 3,762 34,573

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Biotechnology
Werewolf Therapeutics, Inc.* 2,864 6,444
X4 Pharmaceuticals, Inc.* 18,632 14,907
XBiotech, Inc.*(a) 1,682 12,985
Xencor, Inc.* 5,482 111,942
XOMA Royalty Corp.*(a) 692 18,518
Y-mAbs Therapeutics, Inc.* 3,311 40,659
Zentalis Pharmaceuticals, Inc.* 4,958 19,287
Zura Bio Ltd., Class A*(a) 2,235 8,828
Zymeworks, Inc.* 5,051 52,833
22,174,447
Broadline Retail 0 .0%
†
1stdibs.com, Inc.* 2,238 10,250
Groupon, Inc., Class A*(a) 2,127 28,332
Savers Value Village, Inc.*(a) 2,355 23,997
62,579
Building Products 1 .5%
American Woodmark Corp.* 1,494 152,612
Apogee Enterprises, Inc. 2,095 143,801
AZZ, Inc.(a) 2,711 216,772
Caesarstone Ltd.* 1,813 11,494
CSW Industrials, Inc. 1,442 467,814
Gibraltar Industries, Inc.* 2,843 211,150
Griffon Corp. 3,554 256,101
Insteel Industries, Inc. 1,735 59,424
Janus International Group,
Inc.* 13,036 187,979
JELD-WEN Holding, Inc.* 8,048 134,321
Masterbrand, Inc.* 11,763 212,322
Quanex Building Products
Corp. 4,166 139,144
Resideo Technologies, Inc.* 13,528 307,356
Tecnoglass, Inc.(a) 2,073 111,548
UFP Industries, Inc. 5,608 739,863
Zurn Elkay Water Solutions
Corp.(a) 13,408 435,224
3,786,925
Capital Markets 1 .7%
AlTi Global, Inc.*(a) 3,349 16,410
Artisan Partners Asset
Management, Inc., Class
A(a) 5,813 256,702
AssetMark Financial Holdings,
Inc.* 2,163 74,624
B. Riley Financial, Inc.(a) 1,757 33,734
BGC Group, Inc., Class A 32,215 296,700
Brightsphere Investment
Group, Inc. 2,627 68,801
Cohen & Steers, Inc.(a) 2,568 220,386
Diamond Hill Investment
Group, Inc. 247 39,327
Donnelley Financial Solutions,
Inc.* 2,430 163,976
Forge Global Holdings, Inc.*(a) 10,398 15,077
GCM Grosvenor, Inc., Class
A(a) 4,036 44,921
Hamilton Lane, Inc., Class A 3,601 519,876
MarketWise, Inc. 2,999 3,419
Moelis & Co., Class A(a) 5,946 404,328
Open Lending Corp.*(a) 9,668 60,908
P10, Inc., Class A 3,607 35,962
Common Stocks
Shares Value ($)
Capital Markets
Patria Investments Ltd., Class
A 5,249 68,290
Perella Weinberg Partners,
Class A 4,902 92,648
Piper Sandler Cos. 1,625 444,080
PJT Partners, Inc., Class A(a) 2,259 300,311
Silvercrest Asset Management
Group, Inc., Class A 750 13,298
StepStone Group, Inc., Class
A(a) 4,971 249,843
StoneX Group, Inc.* 2,560 213,350
Value Line, Inc. 100 4,725
Victory Capital Holdings, Inc.,
Class A 3,836 200,968
Virtus Investment Partners,
Inc. 618 139,668
WisdomTree, Inc.(a) 12,937 154,468
4,136,800
Chemicals 2 .0%
AdvanSix, Inc. 2,472 69,142
American Vanguard Corp. 2,482 23,877
Arcadium Lithium plc* 99,968 317,898
Arq, Inc.*(a) 2,258 14,767
ASP Isotopes, Inc.*(a) 3,673 9,733
Aspen Aerogels, Inc.*(a) 5,376 109,724
Avient Corp. 8,386 379,383
Balchem Corp. 2,952 523,862
Cabot Corp. 5,000 501,450
Core Molding Technologies,
Inc.* 718 13,247
Ecovyst, Inc.* 10,651 101,611
Hawkins, Inc. 1,794 186,397
HB Fuller Co. 5,119 441,258
Ingevity Corp.* 3,401 156,072
Innospec, Inc. 2,279 298,868
Intrepid Potash, Inc.* 920 24,003
Koppers Holdings, Inc. 1,949 79,344
Kronos Worldwide, Inc.(a) 2,146 25,666
LSB Industries, Inc.* 5,296 48,247
Mativ Holdings, Inc. 4,895 93,446
Minerals Technologies, Inc. 2,960 232,005
Northern Technologies
International Corp.(a) 679 8,942
Orion SA 5,319 130,954
Perimeter Solutions SA* 12,137 117,607
PureCycle Technologies,
Inc.*(a) 11,687 90,107
Quaker Chemical Corp. 1,292 234,588
Rayonier Advanced Materials,
Inc.* 5,855 38,936
Sensient Technologies Corp. 3,866 301,741
Stepan Co. 2,004 169,598
Tronox Holdings plc 11,027 178,196
Valhi, Inc.(a) 254 5,359
4,926,028
Commercial Services & Supplies 1 .7%
ABM Industries, Inc. 5,856 325,359
ACCO Brands Corp. 9,241 47,222
ACV Auctions, Inc., Class
A*(a) 13,649 233,125

80 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Aris Water Solutions, Inc.,
Class A 2,431 43,053
Bridger Aerospace Group
Holdings, Inc.*(a) 1,723 5,789
BrightView Holdings, Inc.* 4,130 59,431
Brink's Co. (The) 4,220 464,158
Casella Waste Systems, Inc.,
Class A*(a) 5,253 544,001
CECO Environmental Corp.* 2,737 79,920
Cimpress plc*(a) 1,676 152,969
CompX International, Inc. 212 5,436
CoreCivic, Inc.* 10,053 140,139
Deluxe Corp. 4,184 102,006
Driven Brands Holdings, Inc.* 5,512 74,081
Ennis, Inc. 2,418 57,645
Enviri Corp.* 7,630 90,187
GEO Group, Inc. (The)* 11,525 167,113
Healthcare Services Group,
Inc.*(a) 7,132 81,519
HNI Corp. 4,374 240,351
Interface, Inc., Class A(a) 5,473 94,573
LanzaTech Global, Inc.*(a) 10,161 18,391
Liquidity Services, Inc.* 1,825 41,008
Matthews International Corp.,
Class A 2,696 78,049
MillerKnoll, Inc.(a) 6,608 204,980
Montrose Environmental
Group, Inc.* 2,939 93,725
NL Industries, Inc. 865 5,527
OPENLANE, Inc.*(a) 9,956 178,013
Perma-Fix Environmental
Services, Inc.*(a) 1,143 14,505
Pitney Bowes, Inc. 12,266 80,956
Quad/Graphics, Inc. 2,252 10,292
Quest Resource Holding
Corp.*(a) 1,473 12,432
Steelcase, Inc., Class A 8,905 129,033
UniFirst Corp. 1,391 270,605
Viad Corp.* 1,911 63,541
Virco Mfg. Corp. 959 16,878
VSE Corp.(a) 1,265 112,572
4,338,584
Communications Equipment 0 .6%
ADTRAN Holdings, Inc. 7,893 53,436
Applied Optoelectronics,
Inc.*(a) 3,438 32,833
Aviat Networks, Inc.*(a) 956 29,636
Calix, Inc.* 5,475 225,187
Clearfield, Inc.*(a) 1,251 54,293
CommScope Holding Co.,
Inc.* 18,743 48,544
Digi International, Inc.* 3,323 90,718
Extreme Networks, Inc.* 11,583 165,637
Harmonic, Inc.* 10,412 152,640
Infinera Corp.* 18,818 111,779
NETGEAR, Inc.* 2,809 44,607
NetScout Systems, Inc.* 6,458 131,420
Ribbon Communications, Inc.* 9,311 31,564
Viasat, Inc.* 11,187 226,201
Viavi Solutions, Inc.*(a) 20,377 163,831
1,562,326
Common Stocks
Shares Value ($)
Construction & Engineering 1 .5%
Ameresco, Inc., Class A*(a) 2,992 94,457
Arcosa, Inc. 4,466 414,936
Argan, Inc. 1,186 93,611
Bowman Consulting Group
Ltd., Class A*(a) 1,213 43,328
Centuri Holdings, Inc.* 1,270 20,968
Concrete Pumping Holdings,
Inc.* 1,916 12,780
Construction Partners, Inc.,
Class A*(a) 3,930 254,074
Dycom Industries, Inc.* 2,662 488,504
Fluor Corp.*(a) 15,754 757,767
Granite Construction, Inc.(a) 4,071 278,701
Great Lakes Dredge & Dock
Corp.* 6,040 56,957
IES Holdings, Inc.* 745 114,708
Limbach Holdings, Inc.*(a) 987 62,892
Matrix Service Co.*(a) 2,443 24,723
MYR Group, Inc.*(a) 1,531 215,075
Northwest Pipe Co.* 912 34,793
Orion Group Holdings, Inc.*(a) 2,819 23,144
Primoris Services Corp. 4,914 277,493
Southland Holdings, Inc.*(a) 1,463 5,706
Sterling Infrastructure, Inc.* 2,792 324,877
Tutor Perini Corp.*(a) 4,003 99,635
3,699,129
Construction Materials 0 .4%
Knife River Corp.* 5,349 425,353
Smith-Midland Corp.* 404 14,027
Summit Materials, Inc., Class
A* 11,212 468,437
United States Lime & Minerals,
Inc. 980 83,349
991,166
Consumer Finance 0 .8%
Atlanticus Holdings Corp.*(a) 414 14,809
Bread Financial Holdings, Inc. 2,664 145,401
Consumer Portfolio Services,
Inc.*(a) 1,041 9,848
Encore Capital Group, Inc.*(a) 2,222 112,322
Enova International, Inc.* 2,466 213,235
FirstCash Holdings, Inc. 3,616 403,545
Green Dot Corp., Class A* 3,766 36,003
LendingClub Corp.* 10,572 132,256
LendingTree, Inc.* 960 51,091
Medallion Financial Corp.(a) 1,885 15,627
Moneylion, Inc.*(a) 789 54,378
Navient Corp. 7,780 127,670
Nelnet, Inc., Class A 1,354 152,609
NerdWallet, Inc., Class A* 3,594 52,580
OppFi, Inc.(a) 1,472 5,682
PRA Group, Inc.* 3,774 100,577
PROG Holdings, Inc. 3,954 178,167
Regional Management Corp. 706 23,086
Upstart Holdings, Inc.*(a) 7,128 199,085
World Acceptance Corp.* 322 39,323
2,067,294
Consumer Staples Distribution & Retail 0 .8%
Andersons, Inc. (The) 3,029 165,172

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc.
(The)*(a) 3,234 134,502
HF Foods Group, Inc.*(a) 3,603 14,376
Ingles Markets, Inc., Class A 1,353 109,661
Natural Grocers by Vitamin
Cottage, Inc. 867 23,652
PriceSmart, Inc. 2,307 210,698
SpartanNash Co. 3,168 66,908
Sprouts Farmers Market, Inc.* 9,318 930,775
United Natural Foods, Inc.* 5,182 80,321
Village Super Market, Inc.,
Class A 852 26,991
Weis Markets, Inc.(a) 1,527 115,212
1,878,268
Containers & Packaging 0 .3%
Ardagh Metal Packaging SA 13,235 48,705
Greif, Inc., Class A 2,367 157,831
Greif, Inc., Class B 419 29,611
Myers Industries, Inc. 3,210 47,829
O-I Glass, Inc.* 14,427 192,745
Pactiv Evergreen, Inc. 3,654 48,014
Ranpak Holdings Corp., Class
A* 4,147 29,941
TriMas Corp. 3,666 90,110
644,786
Distributors 0 .1%
A-Mark Precious Metals, Inc.
(a) 1,696 65,194
GigaCloud Technology, Inc.,
Class A*(a) 2,165 63,716
Weyco Group, Inc. 466 16,222
145,132
Diversified Consumer Services 0 .9%
Adtalem Global Education,
Inc.* 3,620 283,844
American Public Education,
Inc.* 1,439 28,722
Carriage Services, Inc., Class
A 1,147 36,773
Chegg, Inc.* 10,415 35,515
Coursera, Inc.* 12,704 118,147
European Wax Center, Inc.,
Class A*(a) 3,396 31,888
Frontdoor, Inc.* 7,251 286,125
Graham Holdings Co., Class B 308 238,654
Laureate Education, Inc. 12,346 191,363
Lincoln Educational Services
Corp.* 2,241 31,621
Mister Car Wash, Inc.* 8,540 64,904
Nerdy, Inc.*(a) 6,145 10,631
OneSpaWorld Holdings Ltd.* 9,281 149,331
Perdoceo Education Corp. 5,909 146,484
Strategic Education, Inc. 2,075 218,705
Stride, Inc.* 3,922 297,994
Udemy, Inc.* 8,812 81,423
Universal Technical Institute,
Inc.* 3,778 71,555
2,323,679
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 7,033 138,620
Common Stocks
Shares Value ($)
Diversified REITs
Alpine Income Property Trust,
Inc. 1,233 21,417
American Assets Trust, Inc. 4,460 118,279
Armada Hoffler Properties, Inc. 6,373 75,711
Broadstone Net Lease, Inc. 17,581 306,085
CTO Realty Growth, Inc. 2,215 44,455
Empire State Realty Trust,
Inc., Class A 12,567 135,347
Essential Properties Realty
Trust, Inc. 16,183 478,855
Gladstone Commercial Corp. 3,638 54,752
Global Net Lease, Inc. 18,213 158,453
One Liberty Properties, Inc. 1,527 40,298
1,572,272
Diversified Telecommunication Services 0 .5%
Anterix, Inc.* 1,185 47,708
AST SpaceMobile, Inc., Class
A*(a) 10,868 224,750
ATN International, Inc. 1,053 31,243
Bandwidth, Inc., Class A* 2,273 51,870
Cogent Communications
Holdings, Inc. 4,054 286,172
Consolidated Communications
Holdings, Inc.* 6,909 31,781
Globalstar, Inc.*(a) 68,058 82,350
IDT Corp., Class B 1,317 50,349
Liberty Latin America Ltd.,
Class A* 2,442 25,592
Liberty Latin America Ltd.,
Class C*(a) 13,113 138,998
Lumen Technologies, Inc.*(a) 94,246 296,875
Shenandoah
Telecommunications Co. 4,671 99,446
1,367,134
Electric Utilities 0 .8%
ALLETE, Inc. 5,387 347,462
Genie Energy Ltd., Class B 1,497 25,389
Hawaiian Electric Industries,
Inc.(a) 10,297 170,518
MGE Energy, Inc.(a) 3,356 294,791
Otter Tail Corp.(a) 3,833 371,495
PNM Resources, Inc. 8,309 345,488
Portland General Electric
Co.(a) 9,426 446,604
2,001,747
Electrical Equipment 1 .4%
Allient, Inc. 1,253 36,262
American Superconductor
Corp.* 3,143 75,935
Amprius Technologies, Inc.*(a) 728 874
Array Technologies, Inc.*(a) 14,067 147,985
Atkore, Inc.(a) 3,389 457,515
Blink Charging Co.*(a) 8,891 29,251
Bloom Energy Corp., Class
A*(a) 18,347 248,418
ChargePoint Holdings, Inc.*(a) 35,723 77,519
Energy Vault Holdings, Inc.*(a) 7,389 7,537
EnerSys 3,706 407,401
Enovix Corp.*(a) 13,711 197,575
Fluence Energy, Inc.*(a) 5,640 92,383

82 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Freyr Battery, Inc.*(a) 10,194 18,349
FuelCell Energy, Inc.*(a) 40,016 20,264
GrafTech International Ltd.*(a) 24,802 19,050
LSI Industries, Inc. 2,476 42,241
Net Power, Inc.*(a) 1,885 18,021
NEXTracker, Inc., Class A* 10,773 529,385
NuScale Power Corp., Class
A*(a) 7,148 73,053
Plug Power, Inc.*(a) 58,211 143,781
Powell Industries, Inc.(a) 862 158,289
Preformed Line Products Co. 208 28,677
SES AI Corp.*(a) 11,816 14,534
Shoals Technologies Group,
Inc., Class A*(a) 16,011 104,071
Stem, Inc.*(a) 13,663 16,669
SunPower Corp.*(a) 8,266 7,055
Sunrun, Inc.*(a) 20,145 353,142
Thermon Group Holdings, Inc.* 3,132 102,761
TPI Composites, Inc.* 4,179 17,802
Ultralife Corp.* 896 10,734
Vicor Corp.* 2,102 88,515
3,545,048
Electronic Equipment, Instruments & Components 3 .0%
908 Devices, Inc.*(a) 2,661 15,141
Advanced Energy Industries,
Inc. 3,441 400,429
Aeva Technologies, Inc.*(a) 3,542 12,858
Arlo Technologies, Inc.*(a) 8,774 133,014
Badger Meter, Inc. 2,705 557,663
Bel Fuse, Inc., Class A 123 11,531
Bel Fuse, Inc., Class B 998 74,122
Belden, Inc. 3,749 347,495
Benchmark Electronics, Inc. 3,308 158,354
Climb Global Solutions, Inc. 393 28,068
CTS Corp. 2,753 134,567
Daktronics, Inc.* 3,715 55,651
ePlus, Inc.* 2,457 225,847
Evolv Technologies Holdings,
Inc.*(a) 12,964 44,985
Fabrinet* 3,393 748,360
FARO Technologies, Inc.* 1,740 29,754
Insight Enterprises, Inc.* 2,590 581,455
Iteris, Inc.* 4,042 19,846
Itron, Inc.* 4,240 438,586
Kimball Electronics, Inc.*(a) 2,321 55,008
Knowles Corp.* 8,098 147,950
Lightwave Logic, Inc.*(a) 10,788 37,327
Methode Electronics, Inc. 3,138 39,727
MicroVision, Inc.*(a) 17,123 18,322
Mirion Technologies, Inc.,
Class A* 18,417 194,115
Motomova, Inc.*^∞ 1,500 0
Napco Security Technologies,
Inc.(a) 3,239 180,769
nLight, Inc.*(a) 4,132 49,873
Novanta, Inc.* 3,298 597,532
OSI Systems, Inc.* 1,486 219,898
Ouster, Inc.* 4,001 52,533
PAR Technology Corp.*(a) 3,106 157,288
PC Connection, Inc. 1,124 80,445
Plexus Corp.* 2,514 322,219
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Powerfleet, Inc. NJ*(a) 8,426 38,170
Richardson Electronics Ltd. 1,133 13,562
Rogers Corp.* 1,723 210,516
Sanmina Corp.* 5,164 389,004
ScanSource, Inc.*(a) 2,368 123,254
SmartRent, Inc., Class A* 17,442 32,093
TTM Technologies, Inc.* 9,285 179,943
Vishay Intertechnology, Inc.(a) 11,933 290,091
Vishay Precision Group, Inc.* 1,184 40,599
7,487,964
Energy Equipment & Services 2 .7%
Archrock, Inc. 14,616 302,990
Atlas Energy Solutions, Inc.,
Class A(a) 6,257 132,899
Borr Drilling Ltd.(a) 21,806 149,371
Bristow Group, Inc., Class A* 2,382 90,397
Cactus, Inc., Class A(a) 6,031 380,677
ChampionX Corp. 17,627 603,901
Core Laboratories, Inc.(a) 4,414 108,099
Diamond Offshore Drilling,
Inc.* 9,413 154,561
DMC Global, Inc.* 1,761 23,773
Drilling Tools International
Corp.* 1,265 7,236
Dril-Quip, Inc.*(a) 3,111 53,883
Expro Group Holdings NV* 8,742 202,989
Forum Energy Technologies,
Inc.*(a) 928 17,122
Geospace Technologies
Corp.*(a) 1,128 10,524
Helix Energy Solutions Group,
Inc.*(a) 13,375 157,825
Helmerich & Payne, Inc. 8,981 363,012
Kodiak Gas Services, Inc.(a) 1,894 54,642
Liberty Energy, Inc., Class A(a) 14,914 360,173
Mammoth Energy Services,
Inc.*(a) 2,127 8,551
Nabors Industries Ltd.*(a) 826 84,938
Natural Gas Services Group,
Inc.* 968 19,708
Newpark Resources, Inc.* 8,023 66,270
Noble Corp. plc(a) 10,547 498,029
Oceaneering International,
Inc.*(a) 9,373 281,377
Oil States International, Inc.* 6,072 34,732
Patterson-UTI Energy, Inc. 36,770 404,102
ProFrac Holding Corp., Class
A*(a) 2,187 20,317
ProPetro Holding Corp.*(a) 8,506 81,573
Ranger Energy Services, Inc.,
Class A(a) 1,477 19,157
RPC, Inc.(a) 7,602 56,787
SEACOR Marine Holdings,
Inc.* 2,282 31,629
Seadrill Ltd.* 6,880 378,469
Select Water Solutions, Inc.,
Class A 8,437 99,725
Solaris Oilfield Infrastructure,
Inc., Class A 2,081 27,365
TETRA Technologies, Inc.*(a) 11,629 43,376
Tidewater, Inc.* 4,501 445,419

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Energy Equipment & Services
Transocean Ltd.*(a) 67,352 389,968
US Silica Holdings, Inc.* 7,071 109,530
Valaris Ltd.*(a) 5,772 453,621
6,728,717
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A* 25,674 136,329
Atlanta Braves Holdings, Inc.,
Class A* 911 41,833
Atlanta Braves Holdings, Inc.,
Class C* 4,627 200,951
Cinemark Holdings, Inc.*(a) 10,188 240,233
Eventbrite, Inc., Class A*(a) 7,312 35,756
Golden Matrix Group, Inc.*(a) 2,722 6,070
IMAX Corp.*(a) 4,062 85,708
Lions Gate Entertainment
Corp., Class A*(a) 6,209 56,936
Lions Gate Entertainment
Corp., Class B* 10,678 87,987
LiveOne, Inc.*(a) 6,124 10,411
Madison Square Garden
Entertainment Corp., Class
A* 3,472 137,109
Marcus Corp. (The) 2,314 29,133
Playstudios, Inc.* 8,493 18,430
Reservoir Media, Inc.* 1,940 15,442
Sphere Entertainment Co.* 2,511 111,689
Vivid Seats, Inc., Class A* 7,646 37,313
1,251,330
Financial Services 2 .7%
Acacia Research Corp.*(a) 3,597 19,244
Alerus Financial Corp. 1,845 41,420
AvidXchange Holdings,
Inc.*(a) 16,170 144,560
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 82,086
Burford Capital Ltd.(a) 18,472 260,640
Cannae Holdings, Inc. 5,330 107,186
Cantaloupe, Inc.*(a) 5,521 43,009
Cass Information Systems,
Inc. 1,246 53,503
Compass Diversified Holdings 6,189 148,907
Enact Holdings, Inc. 2,850 96,985
Essent Group Ltd. 9,657 606,846
EVERTEC, Inc. 5,858 201,925
Federal Agricultural Mortgage
Corp., Class C(a) 856 176,524
Flywire Corp.* 11,183 204,761
HA Sustainable Infrastructure
Capital, Inc.(a) 10,393 340,579
I3 Verticals, Inc., Class A*(a) 2,274 55,736
International Money Express,
Inc.* 2,941 65,320
Jackson Financial, Inc., Class
A 7,039 619,854
Marqeta, Inc., Class A* 43,240 233,064
Merchants Bancorp 1,627 73,215
Mr. Cooper Group, Inc.* 5,951 534,876
NCR Atleos Corp.* 6,682 214,826
NewtekOne, Inc. 2,206 30,862
Common Stocks
Shares Value ($)
Financial Services
NMI Holdings, Inc., Class A* 7,378 290,324
Onity Group, Inc.* 608 17,772
Pagseguro Digital Ltd., Class
A* 17,482 223,420
Payoneer Global, Inc.* 24,193 133,787
Paysafe Ltd.*(a) 2,891 60,682
Paysign, Inc.* 3,090 16,470
PennyMac Financial Services,
Inc.(a) 2,516 246,870
Priority Technology Holdings,
Inc.*(a) 1,943 11,522
Radian Group, Inc.(a) 13,539 502,297
Remitly Global, Inc.* 13,429 177,397
Repay Holdings Corp., Class
A*(a) 8,415 80,952
Sezzle, Inc.*(a) 219 19,154
StoneCo Ltd., Class A* 26,496 347,627
SWK Holdings Corp.* 383 6,745
Velocity Financial, Inc.*(a) 813 15,390
Walker & Dunlop, Inc.(a) 3,007 321,448
Waterstone Financial, Inc. 1,406 20,978
6,848,763
Food Products 1 .0%
Alico, Inc. 645 18,995
B&G Foods, Inc.(a) 7,416 63,926
Beyond Meat, Inc.*(a) 5,414 34,000
BRC, Inc., Class A*(a) 4,769 27,231
Calavo Growers, Inc.(a) 1,637 38,944
Cal-Maine Foods, Inc. 3,892 278,550
Dole plc 6,951 103,222
Forafric Global plc*(a) 591 6,932
Fresh Del Monte Produce, Inc. 3,257 81,588
Hain Celestial Group, Inc.
(The)*(a) 8,272 64,025
J & J Snack Foods Corp. 1,400 236,180
John B Sanfilippo & Son, Inc. 834 87,462
Lancaster Colony Corp. 1,793 346,157
Lifeway Foods, Inc.* 595 7,336
Limoneira Co.(a) 1,657 36,520
Mama's Creations, Inc.*(a) 2,957 22,532
Mission Produce, Inc.* 3,622 40,711
Seneca Foods Corp., Class A* 529 31,920
Simply Good Foods Co.
(The)*(a) 8,389 284,555
SunOpta, Inc.* 8,535 45,236
TreeHouse Foods, Inc.* 4,574 184,241
Utz Brands, Inc. 6,025 89,411
Vital Farms, Inc.* 3,069 111,988
Westrock Coffee Co.*(a) 2,688 26,611
Whole Earth Brands, Inc.* 2,894 14,094
WK Kellogg Co. 6,041 106,322
2,388,689
Gas Utilities 0 .9%
Brookfield Infrastructure Corp.,
Class A 11,079 430,973
Chesapeake Utilities Corp. 2,029 239,483
New Jersey Resources Corp. 9,068 423,929
Northwest Natural Holding Co. 3,528 141,050
ONE Gas, Inc.(a) 5,218 363,329
RGC Resources, Inc. 758 17,063

84 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Gas Utilities
Southwest Gas Holdings, Inc.
(a) 5,637 418,040
Spire, Inc. 5,021 334,348
2,368,215
Ground Transportation 0 .5%
ArcBest Corp. 2,177 274,411
Covenant Logistics Group,
Inc., Class A 806 45,096
FTAI Infrastructure, Inc.(a) 9,284 95,718
Heartland Express, Inc.(a) 4,265 55,317
Hertz Global Holdings, Inc.*(a) 11,452 46,724
Marten Transport Ltd. 5,196 97,737
PAM Transportation Services,
Inc.* 683 13,926
RXO, Inc.* 10,743 340,660
Universal Logistics Holdings,
Inc.(a) 692 29,777
Werner Enterprises, Inc. 5,841 228,909
1,228,275
Health Care Equipment & Supplies 3 .2%
Accuray, Inc.* 8,826 16,240
Alphatec Holdings, Inc.* 9,453 95,475
AngioDynamics, Inc.* 3,507 27,495
Artivion, Inc.*(a) 3,603 97,821
AtriCure, Inc.*(a) 4,458 96,159
Atrion Corp. 132 60,496
Avanos Medical, Inc.* 4,251 101,684
Axogen, Inc.*(a) 3,771 33,109
Axonics, Inc.* 4,695 321,514
Bioventus, Inc., Class A*(a) 3,346 23,455
Cerus Corp.*(a) 15,938 36,020
CONMED Corp.(a) 2,852 196,902
CVRx, Inc.*(a) 1,052 8,995
Embecta Corp. 5,621 88,081
Fractyl Health, Inc.*(a) 1,548 4,938
Glaukos Corp.* 4,513 528,788
Haemonetics Corp.*(a) 4,622 416,211
ICU Medical, Inc.* 1,974 250,659
Inari Medical, Inc.* 4,933 229,680
Inmode Ltd.*(a) 7,337 132,946
Inogen, Inc.*(a) 2,418 22,367
Integer Holdings Corp.*(a) 3,074 365,068
Integra LifeSciences Holdings
Corp.* 6,308 156,501
iRadimed Corp. 750 35,033
iRhythm Technologies, Inc.*(a) 2,882 248,572
Lantheus Holdings, Inc.* 6,265 656,760
LeMaitre Vascular, Inc.(a) 1,864 161,963
LivaNova plc* 5,044 249,174
Merit Medical Systems, Inc.* 5,261 448,711
Neogen Corp.*(a) 20,093 342,184
NeuroPace, Inc.* 1,227 9,485
Nevro Corp.*(a) 3,143 31,210
Novocure Ltd.*(a) 9,835 223,943
Omnicell, Inc.* 4,312 125,954
OraSure Technologies, Inc.* 7,547 33,811
Orchestra BioMed Holdings,
Inc.* 2,064 15,232
Orthofix Medical, Inc.* 3,217 51,729
OrthoPediatrics Corp.*(a) 1,492 45,924
Paragon 28, Inc.*(a) 4,126 32,142
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
PROCEPT BioRobotics
Corp.*(a) 3,897 246,758
Pulmonx Corp.* 3,424 23,660
Pulse Biosciences, Inc.*(a) 1,693 25,327
RxSight, Inc.* 3,144 143,901
Sanara Medtech, Inc.*(a) 359 11,449
Semler Scientific, Inc.*(a) 503 16,674
SI-BONE, Inc.*(a) 3,640 55,328
Sight Sciences, Inc.* 3,207 24,950
Silk Road Medical, Inc.* 3,590 96,966
STAAR Surgical Co.*(a) 4,589 189,296
Stereotaxis, Inc.*(a) 4,929 9,858
Surmodics, Inc.* 1,282 53,075
Tactile Systems Technology,
Inc.*(a) 2,210 28,222
Tandem Diabetes Care, Inc.* 5,976 220,992
TransMedics Group, Inc.* 3,010 428,203
Treace Medical Concepts,
Inc.* 4,944 35,745
UFP Technologies, Inc.*(a) 668 214,822
Utah Medical Products, Inc. 343 23,873
Varex Imaging Corp.*(a) 3,332 49,280
Zimvie, Inc.* 2,445 51,687
Zynex, Inc.*(a) 1,462 13,158
7,985,655
Health Care Providers & Services 2 .9%
Accolade, Inc.* 7,358 30,168
AdaptHealth Corp., Class A* 9,376 106,511
Addus HomeCare Corp.* 1,436 174,273
agilon health, Inc.*(a) 28,405 195,711
AirSculpt Technologies,
Inc.*(a) 871 4,329
Alignment Healthcare, Inc.* 9,211 80,504
AMN Healthcare Services,
Inc.* 3,532 238,834
Astrana Health, Inc.* 4,016 210,679
Aveanna Healthcare Holdings,
Inc.* 5,847 24,616
BrightSpring Health Services,
Inc.*(a) 5,015 62,136
Brookdale Senior Living, Inc.* 17,621 136,210
Castle Biosciences, Inc.* 2,387 57,598
Community Health Systems,
Inc.*(a) 12,299 64,693
CorVel Corp.* 810 248,508
Cross Country Healthcare,
Inc.* 2,937 53,571
DocGo, Inc.*(a) 9,341 33,908
Enhabit, Inc.* 4,892 50,094
Ensign Group, Inc. (The) 5,103 718,247
Fulgent Genetics, Inc.* 1,746 41,782
GeneDx Holdings Corp., Class
A* 1,110 36,319
Guardant Health, Inc.* 10,885 382,390
HealthEquity, Inc.* 7,821 613,792
Hims & Hers Health, Inc.* 17,498 371,658
InfuSystem Holdings, Inc.* 1,719 11,861
Innovage Holding Corp.*(a) 1,737 10,908
Joint Corp. (The)* 810 11,680
LifeStance Health Group,
Inc.*(a) 10,981 60,505

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Health Care Providers & Services
ModivCare, Inc.*(a) 1,124 25,650
Nano-X Imaging Ltd.*(a) 5,153 44,419
National HealthCare Corp. 1,165 158,626
National Research Corp.(a) 1,459 37,190
NeoGenomics, Inc.* 11,906 211,093
OPKO Health, Inc.*(a) 29,016 41,203
Option Care Health, Inc.* 16,021 475,664
Owens & Minor, Inc.* 6,970 114,447
PACS Group, Inc.* 2,235 80,013
Patterson Cos., Inc. 7,505 189,501
Pediatrix Medical Group, Inc.* 7,793 64,994
Pennant Group, Inc. (The)* 2,726 81,262
Performant Financial Corp.*(a) 6,368 23,625
PetIQ, Inc., Class A* 2,580 56,451
Privia Health Group, Inc.* 9,337 193,649
Progyny, Inc.* 7,760 218,832
Quipt Home Medical Corp.* 3,819 14,741
RadNet, Inc.* 6,105 364,774
Select Medical Holdings Corp. 9,848 391,557
Sonida Senior Living, Inc.*(a) 306 9,881
Surgery Partners, Inc.*(a) 7,087 215,161
Talkspace, Inc.*(a) 11,294 22,701
US Physical Therapy, Inc. 1,412 137,670
Viemed Healthcare, Inc.* 3,230 23,288
7,227,877
Health Care REITs 0 .6%
American Healthcare REIT,
Inc. 6,074 96,819
CareTrust REIT, Inc. 12,502 337,054
Community Healthcare Trust,
Inc. 2,417 52,594
Diversified Healthcare Trust 20,523 68,547
Global Medical REIT, Inc. 5,727 54,693
LTC Properties, Inc. 4,045 144,447
National Health Investors, Inc. 3,906 292,403
Sabra Health Care REIT, Inc. 21,547 349,708
Strawberry Fields REIT, Inc. 638 7,318
Universal Health Realty
Income Trust 1,227 52,454
1,456,037
Health Care Technology 0 .3%
Definitive Healthcare Corp.,
Class A*(a) 5,573 21,735
Evolent Health, Inc., Class A* 10,647 248,288
Health Catalyst, Inc.* 5,964 43,955
HealthStream, Inc.(a) 2,210 65,659
LifeMD, Inc.*(a) 3,316 23,643
OptimizeRx Corp.* 1,847 20,151
Phreesia, Inc.* 4,710 117,514
Schrodinger, Inc.*(a) 5,237 116,680
Simulations Plus, Inc.(a) 1,445 59,014
Teladoc Health, Inc.* 15,752 148,541
865,180
Hotel & Resort REITs 0 .7%
Apple Hospitality REIT, Inc. 21,398 316,477
Braemar Hotels & Resorts, Inc. 6,937 24,626
Chatham Lodging Trust 4,365 38,368
DiamondRock Hospitality Co. 19,717 162,271
Pebblebrook Hotel Trust 11,026 150,946
RLJ Lodging Trust 14,369 135,643
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Ryman Hospitality Properties,
Inc. 5,447 547,478
Service Properties Trust 16,019 90,828
Summit Hotel Properties, Inc. 9,803 62,151
Sunstone Hotel Investors, Inc. 19,072 197,586
Xenia Hotels & Resorts, Inc. 9,359 129,903
1,856,277
Hotels, Restaurants & Leisure 1 .7%
Accel Entertainment, Inc.,
Class A* 4,806 58,633
Bally's Corp.* 2,183 37,613
Biglari Holdings, Inc., Class B* 64 12,848
BJ's Restaurants, Inc.* 1,714 54,128
Bloomin' Brands, Inc.(a) 7,389 154,061
Brinker International, Inc.*(a) 4,076 272,318
Cheesecake Factory, Inc.
(The)(a) 4,475 174,033
Chuy's Holdings, Inc.* 1,577 58,491
Cracker Barrel Old Country
Store, Inc.(a) 1,995 91,431
Dave & Buster's
Entertainment, Inc.* 2,980 112,078
Denny's Corp.* 4,714 34,695
Despegar.com Corp.*(a) 5,661 65,781
Dine Brands Global, Inc.(a) 1,510 54,118
El Pollo Loco Holdings, Inc.* 2,709 32,670
Empire Resorts, Inc.*^∞ 618 0
Everi Holdings, Inc.* 7,718 99,331
First Watch Restaurant Group,
Inc.*(a) 2,764 44,970
Full House Resorts, Inc.*(a) 3,100 17,453
Global Business Travel Group
I* 11,285 75,835
Golden Entertainment, Inc. 1,845 61,678
Hilton Grand Vacations, Inc.* 6,787 293,266
Inspired Entertainment, Inc.* 1,870 17,260
International Game
Technology plc 10,505 246,552
Jack in the Box, Inc.(a) 1,834 109,013
Krispy Kreme, Inc.(a) 7,842 83,360
Kura Sushi USA, Inc., Class
A*(a) 567 32,597
Life Time Group Holdings,
Inc.*(a) 5,447 113,134
Lindblad Expeditions Holdings,
Inc.* 3,472 29,894
Monarch Casino & Resort, Inc. 1,225 95,893
Mondee Holdings, Inc., Class
A* 4,267 12,758
Nathan's Famous, Inc. 267 20,038
ONE Group Hospitality, Inc.
(The)*(a) 1,852 9,390
Papa John's International, Inc. 3,066 135,609
PlayAGS, Inc.* 3,495 40,018
Portillo's, Inc., Class A*(a) 4,953 51,313
Potbelly Corp.* 2,317 16,914
RCI Hospitality Holdings, Inc. 762 37,704
Red Rock Resorts, Inc., Class
A 4,546 259,122
Rush Street Interactive, Inc.* 7,004 70,110
Sabre Corp.*(a) 34,741 119,162

86 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Shake Shack, Inc., Class A* 3,509 307,459
Six Flags Entertainment Corp. 3,926 186,995
Super Group SGHC Ltd.(a) 13,631 52,207
Sweetgreen, Inc., Class A* 9,115 250,480
Target Hospitality Corp.* 3,166 29,634
United Parks & Resorts,
Inc.*(a) 3,275 172,429
Vacasa, Inc., Class A*(a) 1,570 6,500
Xponential Fitness, Inc., Class
A*(a) 2,315 39,749
4,350,725
Household Durables 2 .4%
Beazer Homes USA, Inc.* 2,752 92,660
Cavco Industries, Inc.*(a) 765 317,184
Century Communities, Inc. 2,655 278,005
Cricut, Inc., Class A(a) 4,527 28,113
Dream Finders Homes, Inc.,
Class A* 2,568 81,020
Ethan Allen Interiors, Inc.(a) 2,056 63,469
Flexsteel Industries, Inc.(a) 417 15,825
GoPro, Inc., Class A* 12,312 18,714
Green Brick Partners, Inc.* 2,883 210,891
Hamilton Beach Brands
Holding Co., Class A 777 15,175
Helen of Troy Ltd.*(a) 2,198 129,924
Hooker Furnishings Corp. 1,040 15,881
Hovnanian Enterprises, Inc.,
Class A* 471 98,858
Installed Building Products,
Inc.(a) 2,212 598,014
iRobot Corp.* 2,486 29,310
KB Home 6,227 536,020
Landsea Homes Corp.* 1,781 21,693
La-Z-Boy, Inc.(a) 4,039 178,281
Legacy Housing Corp.* 895 25,490
LGI Homes, Inc.* 1,922 221,165
Lifetime Brands, Inc. 1,152 9,953
Lovesac Co. (The)*(a) 1,259 34,446
M/I Homes, Inc.* 2,497 416,575
Meritage Homes Corp. 3,311 671,703
Purple Innovation, Inc., Class
A*(a) 5,433 7,498
Skyline Champion Corp.* 4,934 402,170
Sonos, Inc.* 11,408 154,008
Taylor Morrison Home Corp.,
Class A* 9,735 653,024
Traeger, Inc.* 3,642 8,886
Tri Pointe Homes, Inc.* 8,576 388,064
United Homes Group, Inc.*(a) 950 5,899
Vizio Holding Corp., Class
A*(a) 8,215 90,201
Worthington Enterprises, Inc. 2,921 145,787
5,963,906
Household Products 0 .3%
Central Garden & Pet Co.*(a) 898 35,776
Central Garden & Pet Co.,
Class A* 4,767 163,794
Energizer Holdings, Inc. 6,642 204,507
Oil-Dri Corp. of America 475 30,923
Common Stocks
Shares Value ($)
Household Products
WD-40 Co. 1,250 327,013
762,013
Independent Power and Renewable Electricity Producers
0 .2%
Altus Power, Inc., Class A*(a) 7,789 32,714
Montauk Renewables, Inc.* 5,920 35,165
Ormat Technologies, Inc.(a) 4,970 385,871
Sunnova Energy International,
Inc.*(a) 10,505 74,270
528,020
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,557 57,660
Industrial REITs 0 .5%
Industrial Logistics Properties
Trust 6,004 30,861
Innovative Industrial
Properties, Inc. 2,621 321,885
LXP Industrial Trust 27,027 278,378
Plymouth Industrial REIT, Inc. 4,066 97,259
Terreno Realty Corp. 8,811 602,760
1,331,143
Insurance 1 .8%
Ambac Financial Group, Inc.* 4,156 54,818
American Coastal Insurance
Corp.*(a) 2,494 30,452
AMERISAFE, Inc. 1,853 87,980
Baldwin Insurance Group, Inc.
(The), Class A* 6,084 266,114
CNO Financial Group, Inc. 10,230 356,618
Crawford & Co., Class A(a) 1,816 17,779
Donegal Group, Inc., Class
A(a) 1,421 20,931
Employers Holdings, Inc. 2,066 99,189
Enstar Group Ltd.* 1,174 380,846
F&G Annuities & Life, Inc. 1,624 70,043
Fidelis Insurance Holdings Ltd. 4,504 80,126
Genworth Financial, Inc.,
Class A* 39,037 264,281
GoHealth, Inc., Class A* 371 4,868
Goosehead Insurance, Inc.,
Class A*(a) 2,168 195,749
Greenlight Capital Re Ltd.,
Class A*(a) 2,783 38,405
Hamilton Insurance Group
Ltd., Class B* 1,715 29,892
HCI Group, Inc. 756 71,261
Heritage Insurance Holdings,
Inc.* 2,148 17,163
Hippo Holdings, Inc.*(a) 1,830 32,464
Horace Mann Educators Corp. 3,716 128,462
Investors Title Co. 131 27,882
James River Group Holdings
Ltd. 2,974 25,695
Kingsway Financial Services,
Inc.* 1,007 8,539
Lemonade, Inc.*(a) 4,777 86,129
Maiden Holdings Ltd.*(a) 8,591 18,127
MBIA, Inc. 3,927 17,279
Mercury General Corp. 2,497 149,495

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Insurance
NI Holdings, Inc.* 857 14,072
Oscar Health, Inc., Class A* 17,969 317,692
Palomar Holdings, Inc.* 2,276 209,415
ProAssurance Corp.* 4,492 58,845
Root, Inc., Class A*(a) 795 47,883
Safety Insurance Group, Inc.
(a) 1,328 113,610
Selective Insurance Group,
Inc. 5,634 508,863
Selectquote, Inc.* 12,915 52,822
SiriusPoint Ltd.*(a) 9,127 131,155
Skyward Specialty Insurance
Group, Inc.* 3,436 135,963
Stewart Information Services
Corp.(a) 2,422 171,235
Tiptree, Inc., Class A 2,530 49,968
Trupanion, Inc.*(a) 3,071 113,811
United Fire Group, Inc. 1,888 42,310
Universal Insurance Holdings,
Inc. 2,267 44,909
4,593,140
Interactive Media & Services 0 .6%
Bumble, Inc., Class A* 9,311 86,965
Cargurus, Inc., Class A* 8,159 202,506
Cars.com, Inc.*(a) 6,171 127,246
EverQuote, Inc., Class A* 2,329 60,764
fuboTV, Inc.*(a) 26,340 38,456
Getty Images Holdings,
Inc.*(a) 9,139 34,820
Grindr, Inc.* 2,306 26,819
MediaAlpha, Inc., Class A* 2,341 34,342
Nextdoor Holdings, Inc.* 16,313 46,329
Outbrain, Inc.* 3,099 14,813
QuinStreet, Inc.* 4,850 90,695
Shutterstock, Inc.(a) 2,371 104,846
System1, Inc.*(a) 2,344 3,188
TrueCar, Inc.* 8,503 31,121
Vimeo, Inc.* 12,941 52,023
Yelp, Inc., Class A* 6,039 220,001
Ziff Davis, Inc.* 4,199 201,048
ZipRecruiter, Inc., Class A* 6,852 62,764
1,438,746
IT Services 0 .7%
Applied Digital Corp.*(a) 9,114 44,294
ASGN, Inc.* 4,223 399,791
Backblaze, Inc., Class A*(a) 3,700 24,494
BigBear.ai Holdings, Inc.*(a) 10,878 16,426
BigCommerce Holdings, Inc.,
Series 1*(a) 6,824 55,274
Core Scientific, Inc.*(a) 16,458 160,466
Couchbase, Inc.* 3,616 69,391
DigitalOcean Holdings, Inc.*(a) 6,073 201,199
Fastly, Inc., Class A*(a) 11,974 96,989
Grid Dynamics Holdings, Inc.* 5,288 68,215
Hackett Group, Inc. (The) 2,220 60,562
Information Services Group,
Inc. 2,880 9,994
Perficient, Inc.* 3,205 241,689
Rackspace Technology, Inc.* 7,500 17,550
Squarespace, Inc., Class A* 5,597 247,331
Thoughtworks Holding, Inc.*(a) 8,762 30,492
Common Stocks
Shares Value ($)
IT Services
Tucows, Inc., Class A*(a) 629 15,832
Unisys Corp.* 6,278 29,883
1,789,872
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 2,625 190,523
AMMO, Inc.*(a) 8,211 14,944
Clarus Corp.(a) 2,530 15,281
Escalade, Inc.(a) 942 14,017
Funko, Inc., Class A*(a) 3,050 30,470
JAKKS Pacific, Inc.* 684 14,391
Johnson Outdoors, Inc., Class
A(a) 496 21,030
Latham Group, Inc.* 4,001 14,564
Malibu Boats, Inc., Class A* 1,780 67,711
Marine Products Corp.(a) 694 7,350
MasterCraft Boat Holdings,
Inc.*(a) 1,622 35,489
Peloton Interactive, Inc., Class
A*(a) 31,241 111,218
Smith & Wesson Brands, Inc.
(a) 4,217 69,791
Solo Brands, Inc., Class A* 2,035 4,864
Sturm Ruger & Co., Inc.(a) 1,573 70,958
Topgolf Callaway Brands
Corp.*(a) 13,130 216,645
Vista Outdoor, Inc.*(a) 5,389 218,955
1,118,201
Life Sciences Tools & Services 0 .3%
Adaptive Biotechnologies
Corp.* 10,374 47,202
Akoya Biosciences, Inc.*(a) 4,310 10,646
BioLife Solutions, Inc.* 3,291 79,050
ChromaDex Corp.*(a) 4,492 13,431
Codexis, Inc.*(a) 5,840 20,907
CryoPort, Inc.*(a) 3,777 34,862
Cytek Biosciences, Inc.* 11,127 74,662
Harvard Bioscience, Inc.* 3,702 11,846
Lifecore Biomedical, Inc.*(a) 1,896 12,002
Maravai LifeSciences
Holdings, Inc., Class A* 10,231 99,548
MaxCyte, Inc.*(a) 9,573 45,950
Mesa Laboratories, Inc.(a) 478 54,741
Nautilus Biotechnology, Inc.,
Class A* 4,017 10,886
OmniAb, Inc.*(a) 7,732 37,036
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 27,153 55,935
Quanterix Corp.* 3,621 53,446
Quantum-Si, Inc.*(a) 8,046 8,770
Standard BioTools, Inc.*(a) 27,677 61,996
732,916
Machinery 3 .9%
374Water, Inc.*(a) 5,604 6,781
3D Systems Corp.*(a) 12,081 44,096
Alamo Group, Inc.(a) 941 181,350
Albany International Corp.,
Class A 2,862 267,826
Astec Industries, Inc.(a) 2,245 78,777

88 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Atmus Filtration Technologies,
Inc.* 7,711 237,807
Barnes Group, Inc. 4,295 173,260
Blue Bird Corp.* 2,965 154,536
Chart Industries, Inc.* 3,939 634,494
Columbus McKinnon Corp. 2,624 100,132
Commercial Vehicle Group,
Inc.* 3,040 16,568
Douglas Dynamics, Inc. 2,202 63,660
Eastern Co. (The)(a) 452 13,307
Energy Recovery, Inc.* 5,121 74,664
Enerpac Tool Group Corp.,
Class A 5,032 202,286
Enpro, Inc. 1,934 330,598
ESCO Technologies, Inc. 2,371 291,538
Federal Signal Corp. 5,597 559,532
Franklin Electric Co., Inc. 4,109 438,102
Gencor Industries, Inc.* 997 24,556
Gorman-Rupp Co. (The) 1,963 81,092
Graham Corp.*(a) 921 30,181
Greenbrier Cos., Inc. (The)(a) 2,839 144,817
Helios Technologies, Inc. 3,064 140,791
Hillenbrand, Inc. 6,477 286,478
Hillman Solutions Corp.* 18,007 182,771
Hyliion Holdings Corp.*(a) 13,719 30,456
Hyster-Yale, Inc. 1,059 86,563
John Bean Technologies Corp.
(a) 2,916 286,876
Kadant, Inc.(a) 1,078 378,906
Kennametal, Inc. 7,062 184,601
L B Foster Co., Class A* 825 19,808
Lindsay Corp. 1,034 130,274
Luxfer Holdings plc 2,635 34,097
Manitowoc Co., Inc. (The)* 3,270 41,333
Mayville Engineering Co., Inc.* 1,045 19,970
Miller Industries, Inc. 1,018 69,163
Mueller Industries, Inc.(a) 10,376 736,073
Mueller Water Products, Inc.,
Class A 14,321 296,158
NN, Inc.*(a) 4,201 16,468
Omega Flex, Inc. 304 15,984
Park-Ohio Holdings Corp. 794 24,789
Proto Labs, Inc.* 2,281 79,424
REV Group, Inc. 4,754 138,722
Shyft Group, Inc. (The) 3,361 56,364
SPX Technologies, Inc.* 4,198 619,373
Standex International Corp. 1,083 202,304
Taylor Devices, Inc.*(a) 206 10,580
Tennant Co. 1,744 187,811
Terex Corp.(a) 6,131 387,847
Titan International, Inc.* 4,784 40,760
Trinity Industries, Inc. 7,550 249,603
Twin Disc, Inc. 972 14,016
Wabash National Corp.(a) 4,071 87,486
Watts Water Technologies,
Inc., Class A(a) 2,516 522,120
9,727,929
Marine Transportation 0 .3%
Costamare, Inc.(a) 3,985 59,058
Genco Shipping & Trading Ltd. 3,943 76,534
Golden Ocean Group Ltd. 11,113 138,023
Common Stocks
Shares Value ($)
Marine Transportation
Himalaya Shipping Ltd.(a) 3,038 24,669
Matson, Inc. 3,196 424,141
Pangaea Logistics Solutions
Ltd. 2,586 18,774
Safe Bulkers, Inc. 5,998 30,350
771,549
Media 0 .8%
Advantage Solutions, Inc.*(a) 9,885 39,639
AMC Networks, Inc., Class
A*(a) 2,690 29,940
Boston Omaha Corp., Class A* 2,239 32,913
Cable One, Inc.(a) 521 215,371
Cardlytics, Inc.*(a) 3,908 32,397
Clear Channel Outdoor
Holdings, Inc.* 34,415 57,129
EchoStar Corp., Class A*(a) 11,217 225,237
Emerald Holding, Inc.*(a) 1,555 8,817
Entravision Communications
Corp., Class A 5,926 12,978
EW Scripps Co. (The), Class
A*(a) 4,952 18,619
Gambling.com Group Ltd.*(a) 1,822 17,528
Gannett Co., Inc.*(a) 13,690 67,218
Gray Television, Inc. 7,472 48,045
Ibotta, Inc., Class A*(a) 698 46,933
iHeartMedia, Inc., Class A*(a) 9,650 17,177
Innovid Corp.* 9,646 20,450
Integral Ad Science Holding
Corp.* 6,678 67,982
John Wiley & Sons, Inc., Class
A 3,336 159,294
Magnite, Inc.* 11,764 171,049
National CineMedia, Inc.* 6,550 39,562
PubMatic, Inc., Class A*(a) 3,911 85,886
Scholastic Corp. 2,342 73,375
Sinclair, Inc.(a) 3,219 49,508
Stagwell, Inc., Class A* 8,380 55,978
TechTarget, Inc.* 2,459 78,688
TEGNA, Inc. 16,500 262,845
Thryv Holdings, Inc.*(a) 3,003 58,498
Townsquare Media, Inc., Class
A(a) 1,105 13,348
WideOpenWest, Inc.* 5,059 27,572
2,033,976
Metals & Mining 1 .8%
Alpha Metallurgical Resources,
Inc. 1,017 300,432
Arch Resources, Inc. 1,652 242,101
Caledonia Mining Corp. plc(a) 1,553 18,170
Carpenter Technology Corp. 4,393 640,807
Century Aluminum Co.* 4,849 73,268
Coeur Mining, Inc.*(a) 36,452 236,573
Commercial Metals Co. 10,726 644,633
Compass Minerals
International, Inc.(a) 3,168 42,134
Constellium SE, Class A* 11,972 213,221
Contango ORE, Inc.*(a) 670 15,309
Critical Metals Corp.*(a) 583 5,877
Dakota Gold Corp.* 7,415 17,648
Haynes International, Inc. 1,106 65,862
Hecla Mining Co. 53,773 310,808

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Metals & Mining
i-80 Gold Corp.* 25,154 26,412
Ivanhoe Electric, Inc.* 7,692 76,305
Kaiser Aluminum Corp.(a) 1,480 116,461
Lifezone Metals Ltd.* 3,257 25,698
Materion Corp.(a) 1,896 228,335
Metallus, Inc.*(a) 4,104 92,012
Metals Acquisition Ltd., Class
A* 4,789 61,778
Novagold Resources, Inc.* 21,893 104,649
Olympic Steel, Inc. 906 45,916
Perpetua Resources Corp.* 3,415 23,188
Piedmont Lithium, Inc.*(a) 1,680 16,834
Radius Recycling, Inc., Class A 2,645 47,927
Ramaco Resources, Inc.,
Class A 2,455 33,388
Ramaco Resources, Inc.,
Class B 446 5,214
Ryerson Holding Corp. 2,738 65,137
SSR Mining, Inc. 18,699 104,153
SunCoke Energy, Inc. 7,983 93,401
Tredegar Corp.* 2,499 14,269
Universal Stainless & Alloy
Products, Inc.*(a) 795 29,828
Warrior Met Coal, Inc. 4,881 337,326
Worthington Steel, Inc. 3,011 120,049
4,495,123
Mortgage Real Estate Investment Trusts (REITs) 1 .0%
AFC Gamma, Inc. 1,587 14,235
AG Mortgage Investment
Trust, Inc. 2,649 20,450
Angel Oak Mortgage REIT, Inc. 1,198 15,095
Apollo Commercial Real
Estate Finance, Inc. 13,382 145,864
Arbor Realty Trust, Inc. 15,526 209,601
Ares Commercial Real Estate
Corp. 4,706 36,377
ARMOUR Residential REIT,
Inc. 4,551 91,930
Blackstone Mortgage Trust,
Inc., Class A 16,569 295,757
BrightSpire Capital, Inc., Class
A 12,057 69,087
Chicago Atlantic Real Estate
Finance, Inc. 1,549 24,753
Chimera Investment Corp. 7,462 109,020
Claros Mortgage Trust, Inc.(a) 7,648 72,733
Dynex Capital, Inc. 5,876 71,511
Ellington Financial, Inc. 7,589 96,304
Franklin BSP Realty Trust, Inc. 7,404 102,471
Granite Point Mortgage Trust,
Inc. 4,847 14,444
Invesco Mortgage Capital, Inc. 4,697 42,649
KKR Real Estate Finance
Trust, Inc. 5,503 63,175
Ladder Capital Corp., Class A 10,824 129,888
MFA Financial, Inc. 9,333 104,436
New York Mortgage Trust, Inc. 8,750 56,700
Nexpoint Real Estate Finance,
Inc. 595 8,586
Orchid Island Capital, Inc. 4,899 39,388
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage
Investment Trust 8,242 113,492
Ready Capital Corp. 15,330 142,262
Redwood Trust, Inc. 12,234 88,941
Seven Hills Realty Trust 1,178 15,774
Sunrise Realty Trust, Inc.* 529 6,348
TPG RE Finance Trust, Inc. 5,049 44,128
Two Harbors Investment Corp. 9,582 129,070
2,374,469
Multi-Utilities 0 .4%
Avista Corp. 7,224 283,037
Black Hills Corp. 6,425 379,396
Northwestern Energy Group,
Inc. 5,751 309,231
Unitil Corp. 1,490 91,307
1,062,971
Office REITs 0 .7%
Brandywine Realty Trust 14,522 73,191
City Office REIT, Inc. 3,848 23,280
COPT Defense Properties 10,513 304,562
Douglas Emmett, Inc. 9,409 151,391
Easterly Government
Properties, Inc., Class A 8,777 122,264
Equity Commonwealth* 9,698 197,548
Franklin Street Properties
Corp. 9,078 15,796
Hudson Pacific Properties, Inc. 12,083 72,377
JBG SMITH Properties 8,352 136,555
NET Lease Office Properties 1,384 40,842
Orion Office REIT, Inc. 5,993 24,272
Paramount Group, Inc. 17,745 92,984
Peakstone Realty Trust 3,631 49,309
Piedmont Office Realty Trust,
Inc., Class A 11,880 102,762
Postal Realty Trust, Inc., Class
A 1,588 23,756
SL Green Realty Corp. 6,129 408,436
1,839,325
Oil, Gas & Consumable Fuels 3 .4%
Aemetis, Inc.*(a) 3,315 10,641
Amplify Energy Corp.* 4,048 30,400
Ardmore Shipping Corp. 3,769 81,712
Berry Corp. 6,941 47,615
California Resources Corp. 6,360 327,158
Centrus Energy Corp., Class
A* 1,295 56,579
Clean Energy Fuels Corp.* 16,347 46,589
CNX Resources Corp.*(a) 13,716 363,063
Comstock Resources, Inc.(a) 8,548 80,950
CONSOL Energy, Inc.*(a) 2,735 272,980
Crescent Energy Co., Class
A(a) 8,828 107,966
CVR Energy, Inc.(a) 3,260 93,236
Delek US Holdings, Inc. 5,968 141,919
DHT Holdings, Inc. 12,575 147,756
Diversified Energy Co. plc
Reg. S 4,266 70,176
Dorian LPG Ltd.(a) 3,189 130,303
Empire Petroleum Corp.* 1,133 6,198
Encore Energy Corp.*(a) 16,825 65,617

90 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Energy Fuels, Inc.*(a) 14,871 84,616
EQT Corp. 1 35
Evolution Petroleum Corp.(a) 2,985 16,776
Excelerate Energy, Inc., Class
A 1,723 34,684
FLEX LNG Ltd. 2,859 76,907
FutureFuel Corp. 2,709 15,143
Golar LNG Ltd. 9,095 317,415
Granite Ridge Resources, Inc.
(a) 4,633 31,736
Green Plains, Inc.*(a) 5,212 92,409
Gulfport Energy Corp.* 1,193 175,622
Hallador Energy Co.* 2,217 17,647
HighPeak Energy, Inc.(a) 1,512 25,417
International Seaways, Inc. 3,721 208,376
Kinetik Holdings, Inc., Class A 3,512 145,678
Kosmos Energy Ltd.*(a) 43,097 238,326
Magnolia Oil & Gas Corp.,
Class A(a) 15,795 430,256
Murphy Oil Corp.(a) 13,460 556,975
NACCO Industries, Inc., Class
A 402 12,104
NextDecade Corp.*(a) 10,722 86,955
Nordic American Tankers Ltd.
(a) 18,361 68,487
Northern Oil & Gas, Inc.(a) 9,317 402,401
Par Pacific Holdings, Inc.* 5,329 141,485
PBF Energy, Inc., Class A 9,576 390,222
Peabody Energy Corp.(a) 11,817 262,456
PrimeEnergy Resources
Corp.* 71 8,387
REX American Resources
Corp.* 1,431 72,709
Riley Exploration Permian, Inc. 1,050 30,754
Ring Energy, Inc.*(a) 13,648 26,887
Sable Offshore Corp.*(a) 4,519 76,010
SandRidge Energy, Inc.(a) 2,887 39,234
Scorpio Tankers, Inc. 4,339 332,715
SFL Corp. Ltd. 10,456 123,799
SilverBow Resources, Inc.*∞ 1,918 70,621
Sitio Royalties Corp., Class
A(a) 7,411 180,458
SM Energy Co. 10,599 489,674
Talos Energy, Inc.*(a) 13,651 161,628
Teekay Corp.* 5,893 51,092
Teekay Tankers Ltd., Class A 2,271 148,614
Uranium Energy Corp.*(a) 36,252 214,974
Ur-Energy, Inc.* 24,934 30,918
VAALCO Energy, Inc.(a) 10,190 72,960
Vital Energy, Inc.*(a) 2,650 115,566
Vitesse Energy, Inc.(a) 2,356 61,162
W&T Offshore, Inc.(a) 9,007 21,707
World Kinect Corp.(a) 5,722 159,815
8,402,670
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,528 84,758
Sylvamo Corp.(a) 3,304 243,538
328,296
Passenger Airlines 0 .4%
Allegiant Travel Co. 1,394 78,162
Blade Air Mobility, Inc.*(a) 5,027 16,589
Common Stocks
Shares Value ($)
Passenger Airlines
Frontier Group Holdings,
Inc.*(a) 3,702 14,586
Hawaiian Holdings, Inc.* 4,683 59,895
JetBlue Airways Corp.*(a) 28,586 183,236
Joby Aviation, Inc.*(a) 37,064 221,643
SkyWest, Inc.* 3,683 294,419
Spirit Airlines, Inc.(a) 9,782 29,444
Sun Country Airlines Holdings,
Inc.*(a) 3,634 47,605
Wheels Up Experience,
Inc.*(a) 8,389 22,063
967,642
Personal Care Products 0 .3%
Beauty Health Co. (The)*(a) 7,616 14,089
Edgewell Personal Care Co. 4,547 178,015
Herbalife Ltd.*(a) 9,244 113,516
Honest Co., Inc. (The)* 7,349 27,412
Inter Parfums, Inc. 1,676 235,780
Medifast, Inc. 929 20,373
Nature's Sunshine Products,
Inc.*(a) 1,134 19,403
Nu Skin Enterprises, Inc.,
Class A 4,502 50,512
Olaplex Holdings, Inc.*(a) 12,671 26,356
USANA Health Sciences, Inc.* 1,073 47,856
Veru, Inc.* 11,957 11,194
Waldencast plc, Class A*(a) 2,215 6,955
751,461
Pharmaceuticals 1 .7%
Alimera Sciences, Inc.* 1,870 10,397
Alto Neuroscience, Inc.* 820 8,840
Amneal Pharmaceuticals,
Inc.*(a) 14,689 107,670
Amphastar Pharmaceuticals,
Inc.*(a) 3,536 153,887
ANI Pharmaceuticals, Inc.* 1,695 111,395
Aquestive Therapeutics,
Inc.*(a) 6,819 26,185
Arvinas, Inc.* 5,935 163,272
Atea Pharmaceuticals, Inc.* 7,410 28,306
Avadel Pharmaceuticals
plc*(a) 8,524 139,282
Axsome Therapeutics, Inc.* 3,365 293,798
Biote Corp., Class A*(a) 2,391 18,961
Cassava Sciences, Inc.*(a) 3,842 85,369
Collegium Pharmaceutical,
Inc.* 3,054 117,793
Contineum Therapeutics, Inc.,
Class A* 608 12,196
Corcept Therapeutics, Inc.*(a) 7,442 287,782
CorMedix, Inc.*(a) 5,825 26,678
Edgewise Therapeutics, Inc.* 6,704 114,169
Enliven Therapeutics, Inc.*(a) 3,250 85,735
Esperion Therapeutics, Inc.* 17,312 39,991
Evolus, Inc.* 5,091 63,230
EyePoint Pharmaceuticals,
Inc.*(a) 4,615 45,596
Fulcrum Therapeutics, Inc.* 5,745 53,314
Harmony Biosciences
Holdings, Inc.*(a) 2,878 97,449
Harrow, Inc.*(a) 2,809 72,416

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Pharmaceuticals
Innoviva, Inc.*(a) 5,283 99,532
Ligand Pharmaceuticals, Inc.* 1,573 171,441
Liquidia Corp.*(a) 5,314 63,396
Longboard Pharmaceuticals,
Inc.* 2,990 99,388
MediWound Ltd.*(a) 728 13,999
Mind Medicine MindMed, Inc.* 6,668 61,746
Nektar Therapeutics, Class
A*(a) 16,351 21,910
Neumora Therapeutics,
Inc.*(a) 7,739 99,524
Nuvation Bio, Inc.* 16,611 63,620
Ocular Therapeutix, Inc.* 14,337 121,291
Omeros Corp.*(a) 5,761 31,052
Pacira BioSciences, Inc.* 4,212 86,978
Phathom Pharmaceuticals,
Inc.*(a) 3,036 35,885
Phibro Animal Health Corp.,
Class A 2,000 37,760
Pliant Therapeutics, Inc.* 4,974 71,178
Prestige Consumer
Healthcare, Inc.* 4,545 321,831
Revance Therapeutics, Inc.*(a) 10,622 40,151
Scilex Holding Co.* 6,009 9,554
scPharmaceuticals, Inc.*(a) 2,733 13,747
SIGA Technologies, Inc. 4,172 41,637
Supernus Pharmaceuticals,
Inc.*(a) 4,652 138,723
Tarsus Pharmaceuticals,
Inc.*(a) 3,396 82,489
Terns Pharmaceuticals, Inc.* 5,309 41,145
Theravance Biopharma, Inc.* 3,452 34,900
Third Harmonic Bio, Inc.*(a) 1,819 22,083
Trevi Therapeutics, Inc.*(a) 6,507 20,692
Ventyx Biosciences, Inc.* 7,081 16,428
Verrica Pharmaceuticals,
Inc.*(a) 1,975 13,015
WaVe Life Sciences Ltd.*(a) 7,901 52,226
Xeris Biopharma Holdings,
Inc.* 14,587 36,176
Zevra Therapeutics, Inc.*(a) 4,427 28,731
4,155,939
Professional Services 2 .4%
Alight, Inc., Class A* 43,796 331,536
Asure Software, Inc.*(a) 1,830 18,849
Barrett Business Services, Inc. 2,388 87,019
BlackSky Technology, Inc.,
Class A*(a) 11,187 12,529
CBIZ, Inc.* 4,415 306,401
Conduent, Inc.* 16,082 65,615
CRA International, Inc. 615 107,502
CSG Systems International,
Inc. 2,829 132,510
DLH Holdings Corp.* 684 7,914
ExlService Holdings, Inc.* 14,552 513,104
Exponent, Inc. 4,719 500,592
First Advantage Corp.(a) 4,905 84,464
FiscalNote Holdings, Inc.*(a) 4,999 7,648
Forrester Research, Inc.* 1,137 22,956
Franklin Covey Co.* 1,042 45,546
Common Stocks
Shares Value ($)
Professional Services
Heidrick & Struggles
International, Inc. 1,849 74,219
HireQuest, Inc. 507 6,819
Huron Consulting Group, Inc.* 1,635 179,866
IBEX Holdings Ltd.* 772 13,464
ICF International, Inc. 1,722 253,306
Innodata, Inc.*(a) 2,387 46,188
Insperity, Inc. 3,315 340,517
Kelly Services, Inc., Class A 2,865 67,413
Kforce, Inc. 1,738 120,739
Korn Ferry 4,817 355,109
Legalzoom.com, Inc.* 12,684 84,729
Maximus, Inc. 5,700 529,473
Mistras Group, Inc.* 1,971 19,710
NV5 Global, Inc.* 1,327 136,867
Planet Labs PBC*(a) 14,881 37,798
Resources Connection, Inc. 2,989 35,659
Spire Global, Inc.*(a) 2,027 28,256
Sterling Check Corp.* 3,057 47,934
TriNet Group, Inc. 3,000 312,750
TrueBlue, Inc.* 3,193 38,156
TTEC Holdings, Inc. 1,893 15,106
Upwork, Inc.* 11,320 137,198
Verra Mobility Corp., Class A* 15,650 471,535
Willdan Group, Inc.* 1,086 36,794
WNS Holdings Ltd.*(a) 4,286 255,360
5,889,150
Real Estate Management & Development 0 .7%
American Realty Investors,
Inc.*(a) 278 5,874
Anywhere Real Estate, Inc.* 9,109 42,994
Compass, Inc., Class A*(a) 33,704 147,961
Cushman & Wakefield plc* 14,864 194,867
DigitalBridge Group, Inc.(a) 14,797 209,082
eXp World Holdings, Inc.(a) 7,547 108,375
Forestar Group, Inc.* 1,762 55,732
FRP Holdings, Inc.*(a) 1,036 31,173
Kennedy-Wilson Holdings, Inc. 10,488 109,180
Marcus & Millichap, Inc. 2,306 91,341
Maui Land & Pineapple Co.,
Inc.*(a) 714 17,072
Newmark Group, Inc., Class A 12,872 167,078
Offerpad Solutions, Inc.* 1,552 6,891
Opendoor Technologies,
Inc.*(a) 57,372 133,103
RE/MAX Holdings, Inc., Class
A 1,632 15,749
Real Brokerage, Inc. (The)*(a) 8,840 52,598
Redfin Corp.*(a) 11,155 90,802
RMR Group, Inc. (The), Class
A 1,446 37,509
St Joe Co. (The) 3,335 205,703
Star Holdings* 1,243 16,718
Stratus Properties, Inc.* 455 12,567
Tejon Ranch Co.* 2,082 39,558
Transcontinental Realty
Investors, Inc.* 160 5,030
1,796,957
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A* 13,214 117,076

92 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Residential REITs
BRT Apartments Corp. 1,127 21,120
Centerspace 1,382 96,505
Clipper Realty, Inc. 1,519 5,985
Elme Communities 8,026 132,108
Independence Realty Trust,
Inc. 20,956 390,829
NexPoint Residential Trust,
Inc. 2,113 92,317
UMH Properties, Inc. 5,938 105,459
Veris Residential, Inc. 7,062 110,944
1,072,343
Retail REITs 1 .2%
Acadia Realty Trust 9,511 205,818
Alexander's, Inc. 222 53,790
CBL & Associates Properties,
Inc. 2,306 59,426
Getty Realty Corp. 4,652 137,792
InvenTrust Properties Corp. 6,392 180,063
Kite Realty Group Trust 20,411 503,335
Macerich Co. (The) 20,163 322,810
NETSTREIT Corp. 6,802 112,029
Phillips Edison & Co., Inc. 11,577 406,353
Retail Opportunity Investments
Corp. 11,766 175,902
Saul Centers, Inc. 1,049 41,488
SITE Centers Corp. 17,847 275,736
Tanger, Inc. 9,928 286,919
Urban Edge Properties 11,257 228,517
Whitestone REIT 4,399 60,706
3,050,684
Semiconductors & Semiconductor Equipment 2 .3%
ACM Research, Inc., Class A* 4,695 84,275
Aehr Test Systems*(a) 2,448 46,194
Alpha & Omega
Semiconductor Ltd.* 2,182 90,335
Ambarella, Inc.* 3,440 181,082
Axcelis Technologies, Inc.*(a) 2,999 378,924
CEVA, Inc.* 2,013 40,361
Cohu, Inc.* 4,207 134,582
Credo Technology Group
Holding Ltd.* 11,975 332,306
Diodes, Inc.*(a) 4,277 334,461
Everspin Technologies, Inc.*(a) 1,685 10,464
FormFactor, Inc.* 7,257 388,685
GCT Semiconductor Holding,
Inc.*(a) 1,255 5,898
Ichor Holdings Ltd.* 3,004 102,136
Impinj, Inc.*(a) 2,086 332,279
indie Semiconductor, Inc.,
Class A*(a) 15,052 90,011
Kulicke & Soffa Industries, Inc.
(a) 5,109 240,992
MaxLinear, Inc., Class A* 7,287 103,038
Navitas Semiconductor Corp.,
Class A*(a) 11,541 42,817
NVE Corp. 453 40,453
PDF Solutions, Inc.*(a) 2,724 95,585
Photronics, Inc.* 5,746 146,006
Power Integrations, Inc. 5,184 378,639
QuickLogic Corp.* 1,242 13,414
Rambus, Inc.* 10,054 517,178
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Rigetti Computing, Inc.*(a) 12,662 13,042
Semtech Corp.* 5,978 189,622
Silicon Laboratories, Inc.* 2,925 351,380
SiTime Corp.* 1,695 240,605
SkyWater Technology, Inc.*(a) 2,787 20,624
SMART Global Holdings, Inc.* 4,856 113,630
Synaptics, Inc.* 3,594 313,828
Ultra Clean Holdings, Inc.* 4,043 174,900
Veeco Instruments, Inc.*(a) 5,035 208,499
5,756,245
Software 5 .8%
8x8, Inc.* 10,793 33,242
A10 Networks, Inc. 6,677 87,402
ACI Worldwide, Inc.* 9,796 423,481
Adeia, Inc. 10,118 118,887
Agilysys, Inc.* 2,036 228,215
Alarm.com Holdings, Inc.* 4,455 314,300
Alkami Technology, Inc.*(a) 4,114 134,651
Altair Engineering, Inc., Class
A*(a) 5,364 473,963
American Software, Inc., Class
A 2,711 29,658
Amplitude, Inc., Class A*(a) 7,082 60,622
Appian Corp., Class A*(a) 3,822 141,185
Arteris, Inc.*(a) 2,531 20,729
Asana, Inc., Class A*(a) 7,218 105,022
AudioEye, Inc.*(a) 657 16,445
Aurora Innovation, Inc., Class
A*(a) 77,539 310,156
AvePoint, Inc.*(a) 11,816 128,794
Bit Digital, Inc.*(a) 10,854 41,354
Blackbaud, Inc.* 3,882 308,153
BlackLine, Inc.* 5,332 253,377
Blend Labs, Inc., Class A*(a) 21,348 59,134
Box, Inc., Class A* 12,967 364,632
Braze, Inc., Class A* 4,768 210,078
C3.ai, Inc., Class A*(a) 7,632 204,156
Cerence, Inc.*(a) 3,482 11,073
Cipher Mining, Inc.*(a) 15,907 83,194
Cleanspark, Inc.*(a) 20,465 327,440
Clear Secure, Inc., Class A(a) 8,104 173,020
Clearwater Analytics Holdings,
Inc., Class A* 12,884 251,882
CommVault Systems, Inc.* 4,013 613,387
Consensus Cloud Solutions,
Inc.* 1,971 41,982
CS Disco, Inc.*(a) 3,271 20,215
Daily Journal Corp.* 125 58,200
Dave, Inc.*(a) 727 26,434
Digimarc Corp.*(a) 1,470 47,025
Digital Turbine, Inc.*(a) 8,185 19,480
Domo, Inc., Class B* 3,041 25,423
D-Wave Quantum, Inc.* 8,188 8,188
E2open Parent Holdings,
Inc.*(a) 15,828 73,917
eGain Corp.* 2,236 16,211
Enfusion, Inc., Class A*(a) 4,443 42,120
Envestnet, Inc.*(a) 4,426 274,324
EverCommerce, Inc.*(a) 2,238 26,990
Freshworks, Inc., Class A* 18,825 235,313
Hut 8 Corp.*(a) 7,409 108,468

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Software
iLearningEngines Holdings,
Inc.*(a) 2,640 21,833
Instructure Holdings, Inc.*(a) 2,011 46,977
Intapp, Inc.* 3,686 132,069
InterDigital, Inc. 2,337 286,890
Jamf Holding Corp.* 6,861 125,625
Kaltura, Inc.* 7,855 10,447
LiveRamp Holdings, Inc.* 6,023 182,376
Marathon Digital Holdings,
Inc.*(a) 25,544 502,451
Matterport, Inc.*(a) 23,744 105,423
MeridianLink, Inc.* 2,510 59,311
Mitek Systems, Inc.*(a) 4,582 60,986
N-able, Inc.* 6,704 93,454
NCR Voyix Corp.*(a) 13,454 198,447
NextNav, Inc.*(a) 6,907 57,397
Olo, Inc., Class A* 10,139 48,464
ON24, Inc.* 1,863 12,240
OneSpan, Inc.* 3,599 53,265
Ooma, Inc.* 2,215 23,036
Pagaya Technologies Ltd.,
Class A*(a) 3,744 55,711
PagerDuty, Inc.*(a) 8,242 172,505
Porch Group, Inc.*(a) 7,150 14,658
PowerSchool Holdings, Inc.,
Class A*(a) 5,495 123,967
Prairie Operating Co.* 623 6,012
Progress Software Corp. 3,962 231,381
PROS Holdings, Inc.* 4,247 102,353
Q2 Holdings, Inc.*(a) 5,454 367,981
Qualys, Inc.* 3,469 517,367
Rapid7, Inc.* 5,718 224,946
Red Violet, Inc.* 796 20,505
Rekor Systems, Inc.*(a) 6,496 11,823
ReposiTrak, Inc.(a) 1,047 20,008
Rimini Street, Inc.*(a) 4,202 9,328
Riot Platforms, Inc.*(a) 25,078 255,545
Roadzen, Inc.*(a) 3,334 5,134
Sapiens International Corp.
NV 2,930 113,977
SEMrush Holdings, Inc., Class
A*(a) 3,483 51,339
SolarWinds Corp. 5,034 60,056
SoundHound AI, Inc., Class
A*(a) 26,299 133,862
SoundThinking, Inc.* 841 13,002
Sprinklr, Inc., Class A*(a) 9,939 97,700
Sprout Social, Inc., Class A*(a) 4,563 178,276
SPS Commerce, Inc.*(a) 3,441 741,260
Telos Corp.*(a) 5,152 22,154
Tenable Holdings, Inc.* 10,897 500,390
Terawulf, Inc.* 21,273 88,496
Varonis Systems, Inc., Class
B*(a) 10,364 571,367
Verint Systems, Inc.* 5,722 206,793
Vertex, Inc., Class A* 5,207 206,458
Viant Technology, Inc., Class
A* 1,811 21,062
Weave Communications, Inc.* 3,267 32,670
WM Technology, Inc.*(a) 7,278 7,860
Workiva, Inc., Class A*(a) 4,675 344,875
Xperi, Inc.* 3,978 32,500
Common Stocks
Shares Value ($)
Software
Yext, Inc.* 9,766 56,252
Zeta Global Holdings Corp.,
Class A* 15,231 326,248
Zuora, Inc., Class A*(a) 11,864 107,607
14,626,041
Specialized REITs 0 .4%
Farmland Partners, Inc. 4,018 42,671
Four Corners Property Trust,
Inc. 8,710 236,389
Gladstone Land Corp. 3,282 48,738
Outfront Media, Inc. 13,730 222,701
PotlatchDeltic Corp. 7,375 327,155
Safehold, Inc. 4,938 114,265
Uniti Group, Inc. 23,143 88,869
1,080,788
Specialty Retail 2 .4%
1-800-Flowers.com, Inc.,
Class A* 1,982 20,534
Aaron's Co., Inc. (The) 2,877 28,770
Abercrombie & Fitch Co.,
Class A* 4,684 690,796
Academy Sports & Outdoors,
Inc.(a) 6,673 360,809
American Eagle Outfitters, Inc. 16,849 371,520
America's Car-Mart, Inc.*(a) 591 40,927
Arhaus, Inc., Class A(a) 4,715 71,621
Arko Corp. 7,151 46,839
Asbury Automotive Group,
Inc.*(a) 1,870 503,441
BARK, Inc.*(a) 14,627 22,672
Beyond, Inc.* 4,452 50,308
Boot Barn Holdings, Inc.*(a) 2,729 364,267
Buckle, Inc. (The)(a) 2,833 122,357
Build-A-Bear Workshop, Inc. 1,190 32,273
Caleres, Inc. 3,094 119,305
Camping World Holdings, Inc.,
Class A 4,081 93,373
Citi Trends, Inc.*(a) 745 14,609
Designer Brands, Inc., Class
A(a) 3,900 31,824
Destination XL Group, Inc.*(a) 4,781 17,833
EVgo, Inc., Class A*(a) 9,472 36,373
Foot Locker, Inc. 7,698 223,704
Genesco, Inc.*(a) 1,036 31,940
Group 1 Automotive, Inc. 1,225 448,007
GrowGeneration Corp.*(a) 5,252 12,132
Haverty Furniture Cos., Inc.(a) 1,344 39,339
J Jill, Inc. 431 16,572
Lands' End, Inc.*(a) 1,408 24,908
Leslie's, Inc.*(a) 17,265 50,932
MarineMax, Inc.* 1,989 69,356
Monro, Inc.(a) 2,843 87,621
National Vision Holdings,
Inc.*(a) 7,452 107,756
ODP Corp. (The)* 3,296 139,256
OneWater Marine, Inc., Class
A*(a) 1,039 25,643
Petco Health & Wellness Co.,
Inc., Class A* 7,620 26,365
RealReal, Inc. (The)*(a) 9,051 33,851

94 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Revolve Group, Inc., Class
A*(a) 3,798 73,491
RumbleON, Inc., Class B*(a) 1,619 6,670
Sally Beauty Holdings, Inc.*(a) 9,754 111,683
Shoe Carnival, Inc.(a) 1,762 74,832
Signet Jewelers Ltd.(a) 3,947 332,061
Sleep Number Corp.* 2,022 23,860
Sonic Automotive, Inc., Class
A(a) 1,353 80,558
Stitch Fix, Inc., Class A* 9,341 43,996
ThredUp, Inc., Class A*(a) 5,808 12,197
Tile Shop Holdings, Inc.* 2,459 17,754
Tilly's, Inc., Class A*(a) 1,371 8,034
Torrid Holdings, Inc.*(a) 1,398 11,603
Upbound Group, Inc. 4,958 187,065
Urban Outfitters, Inc.* 5,905 271,925
Victoria's Secret & Co.* 7,249 128,670
Warby Parker, Inc., Class A*(a) 8,128 133,868
Winmark Corp.(a) 255 100,888
Zumiez, Inc.* 1,500 38,130
6,035,118
Technology Hardware, Storage & Peripherals 0 .2%
CompoSecure, Inc., Class A(a) 1,556 12,681
Corsair Gaming, Inc.* 4,213 34,589
CPI Card Group, Inc.* 403 11,820
Diebold Nixdorf, Inc.* 2,340 101,907
Eastman Kodak Co.* 5,475 31,810
Immersion Corp. 2,817 35,973
IonQ, Inc.*(a) 18,333 149,414
Turtle Beach Corp.* 1,441 20,851
Xerox Holdings Corp.(a) 10,783 116,079
515,124
Textiles, Apparel & Luxury Goods 0 .6%
Figs, Inc., Class A*(a) 11,464 74,516
G-III Apparel Group Ltd.*(a) 3,651 100,658
Hanesbrands, Inc.*(a) 32,572 193,478
Kontoor Brands, Inc.(a) 5,145 360,922
Movado Group, Inc. 1,414 36,623
Oxford Industries, Inc. 1,347 141,879
Rocky Brands, Inc. 643 22,042
Steven Madden Ltd. 6,685 303,098
Superior Group of Cos., Inc. 1,210 24,103
Vera Bradley, Inc.*(a) 2,482 17,076
Wolverine World Wide, Inc.(a) 7,352 109,324
1,383,719
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 1,515 11,574
Turning Point Brands, Inc. 1,605 60,541
Universal Corp.(a) 2,260 120,729
Vector Group Ltd. 13,524 172,837
365,681
Trading Companies & Distributors 2 .3%
Alta Equipment Group, Inc.(a) 2,651 27,836
Applied Industrial
Technologies, Inc. 3,579 780,902
Beacon Roofing Supply, Inc.* 5,875 603,950
BlueLinx Holdings, Inc.* 768 92,613
Boise Cascade Co. 3,715 527,864
Custom Truck One Source,
Inc.*(a) 4,608 23,086
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Distribution Solutions Group,
Inc.* 1,022 34,493
DNOW, Inc.* 9,946 152,771
DXP Enterprises, Inc.* 1,110 60,784
EVI Industries, Inc.(a) 449 9,173
FTAI Aviation Ltd. 9,201 1,025,451
GATX Corp.(a) 3,324 463,698
Global Industrial Co. 1,309 45,658
GMS, Inc.*(a) 3,718 357,783
H&E Equipment Services, Inc. 2,988 156,272
Herc Holdings, Inc. 2,609 406,587
Hudson Technologies, Inc.* 3,949 33,803
Karat Packaging, Inc. 665 19,864
McGrath RentCorp 2,259 248,106
MRC Global, Inc.* 7,831 113,393
Rush Enterprises, Inc., Class A 5,851 298,459
Rush Enterprises, Inc., Class
B 528 24,964
Titan Machinery, Inc.* 1,946 34,697
Transcat, Inc.* 789 90,924
Willis Lease Finance Corp. 268 23,123
Xometry, Inc., Class A*(a) 3,913 57,247
5,713,501
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 990 10,148
Water Utilities 0 .4%
American States Water Co. 3,426 282,748
Cadiz, Inc.*(a) 3,838 14,277
California Water Service
Group 5,325 284,674
Consolidated Water Co. Ltd. 1,424 41,381
Global Water Resources, Inc. 791 10,228
Middlesex Water Co. 1,619 107,631
Pure Cycle Corp.* 1,661 18,271
SJW Group(a) 2,983 180,800
York Water Co. (The)(a) 1,187 49,035
989,045
Wireless Telecommunication Services 0 .1%
Gogo, Inc.* 5,579 50,657
Spok Holdings, Inc.(a) 1,682 25,785
Telephone & Data Systems,
Inc. 9,200 195,040
271,482
Total Common Stocks
(cost $190,006,170) 249,263,362
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,781) 0

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 95
Warrants 0 .0%
†
Number of
Warrants Value ($)
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*∞(a) 328 650
Total Warrants
(cost $0) 650
Repurchase Agreements 13 .5%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $10,874,477,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$11,091,969.(b) 10,872,863 10,872,863
Santander US Capital
Markets,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,445,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$3,060,454.(b) 3,000,000 3,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $20,002,962,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031;
total market value
$20,400,012.(b) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $33,872,863) 33,872,863
Total Investments
(cost $223,914,979) — 113.0% 283,156,479
Liabilities in excess of other assets
— (13.0)% (32,576,662)
NET ASSETS — 100.0%
$ 250,579,817
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $57,488,402, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $33,872,863 and by $25,227,983 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 8/15/2024 – 2/15/2054, a total value of $59,100,846.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $33,872,863.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

96 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 208 9/2024 USD 2,363,920 38,435
Net contracts 38,435
As of July 31, 2024, the Fund had $118,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 97
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

98 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 19,604 $ – $ – $ 19,604
Common Stocks
Aerospace & Defense 2,628,856 – – 2,628,856
Air Freight & Logistics 422,739 – – 422,739
Automobile Components 3,262,666 – – 3,262,666
Automobiles 190,945 – – 190,945
Banks 25,053,984 – – 25,053,984
Beverages 654,131 – – 654,131
Biotechnology 22,174,447 – – 22,174,447
Broadline Retail 62,579 – – 62,579
Building Products 3,786,925 – – 3,786,925
Capital Markets 4,136,800 – – 4,136,800
Chemicals 4,926,028 – – 4,926,028
Commercial Services & Supplies 4,338,584 – – 4,338,584
Communications Equipment 1,562,326 – – 1,562,326
Construction & Engineering 3,699,129 – – 3,699,129
Construction Materials 991,166 – – 991,166
Consumer Finance 2,067,294 – – 2,067,294
Consumer Staples Distribution & Retail 1,878,268 – – 1,878,268
Containers & Packaging 644,786 – – 644,786
Distributors 145,132 – – 145,132
Diversified Consumer Services 2,323,679 – – 2,323,679
Diversified REITs 1,572,272 – – 1,572,272
Diversified Telecommunication Services 1,367,134 – – 1,367,134
Electric Utilities 2,001,747 – – 2,001,747
Electrical Equipment 3,545,048 – – 3,545,048
Electronic Equipment, Instruments &
Components 7,487,964 – – 7,487,964
Energy Equipment & Services 6,728,717 – – 6,728,717
Entertainment 1,251,330 – – 1,251,330
Financial Services 6,848,763 – – 6,848,763
Food Products 2,388,689 – – 2,388,689
Gas Utilities 2,368,215 – – 2,368,215
Ground Transportation 1,228,275 – – 1,228,275
Health Care Equipment & Supplies 7,985,655 – – 7,985,655
Health Care Providers & Services 7,227,877 – – 7,227,877
Health Care REITs 1,456,037 – – 1,456,037
Health Care Technology 865,180 – – 865,180
Hotel & Resort REITs 1,856,277 – – 1,856,277
Hotels, Restaurants & Leisure 4,350,725 – – 4,350,725
Household Durables 5,963,906 – – 5,963,906
Household Products 762,013 – – 762,013
Independent Power and Renewable
Electricity Producers 528,020 – – 528,020
Industrial Conglomerates 57,660 – – 57,660
Industrial REITs 1,331,143 – – 1,331,143
Insurance 4,593,140 – – 4,593,140
Interactive Media & Services 1,438,746 – – 1,438,746
IT Services 1,789,872 – – 1,789,872
Leisure Products 1,118,201 – – 1,118,201
Life Sciences Tools & Services 732,916 – – 732,916
Machinery 9,727,929 – – 9,727,929
Marine Transportation 771,549 – – 771,549
Media 2,033,976 – – 2,033,976
Metals & Mining 4,495,123 – – 4,495,123
Mortgage Real Estate Investment Trusts
(REITs) 2,374,469 – – 2,374,469
Multi-Utilities 1,062,971 – – 1,062,971
Office REITs 1,839,325 – – 1,839,325
Oil, Gas & Consumable Fuels 8,332,049 70,621 – 8,402,670

Nationwide Small Cap Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 99
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products 328,296 $ – $ – $ 328,296
Passenger Airlines 967,642 – – 967,642
Personal Care Products 751,461 – – 751,461
Pharmaceuticals 4,155,939 – – 4,155,939
Professional Services 5,889,150 – – 5,889,150
Real Estate Management & Development 1,796,957 – – 1,796,957
Residential REITs 1,072,343 – – 1,072,343
Retail REITs 3,050,684 – – 3,050,684
Semiconductors & Semiconductor
Equipment 5,756,245 – – 5,756,245
Software 14,626,041 – – 14,626,041
Specialized REITs 1,080,788 – – 1,080,788
Specialty Retail 6,035,118 – – 6,035,118
Technology Hardware, Storage &
Peripherals 515,124 – – 515,124
Textiles, Apparel & Luxury Goods 1,383,719 – – 1,383,719
Tobacco 365,681 – – 365,681
Trading Companies & Distributors 5,713,501 – – 5,713,501
Transportation Infrastructure 10,148 – – 10,148
Water Utilities 989,045 – – 989,045
Wireless Telecommunication Services 271,482 – – 271,482
Total Common Stocks $ 249,192,741 $ 70,621 $ – $ 249,263,362
Futures Contracts 38,435 – – 38,435
Repurchase Agreements – 33,872,863 – 33,872,863
Rights   – – – –
Warrants – 650 – 650
Total $ 249,250,780 $ 33,944,134 $ – $ 283,194,914
As of July 31, 2024, the fund held three common stock investments and four rights investments that were categorized as Level 3 investments which were each valued at $0.

100 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 38,435
Total $ 38,435
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 101
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 7 .5%
Boeing Co. (The)* 38,370 7,313,322
General Dynamics Corp. 38,370 11,461,503
L3Harris Technologies, Inc. 38,370 8,705,769
Lockheed Martin Corp. 38,370 20,793,471
RTX Corp. 38,370 4,508,091
52,782,156
Automobiles 1 .3%
Tesla, Inc.* 38,370 8,904,526
Biotechnology 3 .5%
Amgen, Inc. 38,370 12,756,874
Biogen, Inc.* 38,370 8,180,484
Gilead Sciences, Inc. 38,370 2,918,422
Myriad Genetics, Inc.* 38,370 1,073,209
24,928,989
Broadline Retail 1 .9%
Alibaba Group Holding Ltd.,
ADR-CN 38,370 3,025,474
Amazon.com, Inc.* 38,370 7,174,423
eBay, Inc. 38,370 2,133,756
JD.com, Inc., ADR-CN 38,370 1,012,584
13,346,237
Chemicals 0 .5%
DuPont de Nemours, Inc. 38,370 3,211,569
Communications Equipment 5 .1%
Ciena Corp.*(a) 38,370 2,023,634
Cisco Systems, Inc. 38,370 1,859,027
F5, Inc.* 38,370 7,813,667
Juniper Networks, Inc. 38,370 1,446,165
Motorola Solutions, Inc. 38,370 15,306,560
Nokia OYJ, ADR-FI 38,370 150,410
Ubiquiti, Inc.(a) 38,370 7,120,321
Viavi Solutions, Inc.* 38,370 308,495
36,028,279
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 38,370 738,623
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc(a) 38,370 1,496,046
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 38,370 2,465,656
Corning, Inc. 38,370 1,535,184
4,000,840
Energy Equipment & Services 0 .6%
Halliburton Co. 38,370 1,330,672
NOV, Inc. 38,370 798,863
Schlumberger NV 38,370 1,852,887
3,982,422
Entertainment 0 .8%
Electronic Arts, Inc. 38,370 5,791,568
Financial Services 4 .0%
Mastercard, Inc., Class A 38,370 17,792,553
Visa, Inc., Class A(a) 38,370 10,193,758
27,986,311
Health Care Equipment & Supplies 1 .0%
Baxter International, Inc. 38,370 1,374,413
Boston Scientific Corp.* 38,370 2,834,776
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 38,370 3,081,878
7,291,067
Health Care Technology 1 .0%
Veeva Systems, Inc., Class A* 38,370 7,364,354
Household Durables 1 .0%
Garmin Ltd. 38,370 6,570,863
iRobot Corp.*(a) 38,370 452,382
7,023,245
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 38,370 7,856,258
Interactive Media & Services 3 .8%
Alphabet, Inc., Class A 38,370 6,581,990
Meta Platforms, Inc., Class A 38,370 18,219,227
Ziff Davis, Inc.* 38,370 1,837,156
26,638,373
IT Services 3 .2%
Akamai Technologies, Inc.*(a) 38,370 3,771,003
Amdocs Ltd. 38,370 3,356,224
DXC Technology Co.*(a) 38,370 780,446
International Business
Machines Corp. 38,370 7,372,412
VeriSign, Inc.* 38,370 7,175,574
22,455,659
Life Sciences Tools & Services 6 .3%
Agilent Technologies, Inc. 38,370 5,425,518
Danaher Corp. 38,370 10,631,559
Illumina, Inc.* 38,370 4,704,162
Thermo Fisher Scientific, Inc. 38,370 23,533,856
44,295,095
Pharmaceuticals 1 .3%
AstraZeneca plc, ADR-UK 38,370 3,036,985
Bausch Health Cos., Inc.*(a) 38,370 231,371
Bristol-Myers Squibb Co. 38,370 1,824,877
Novartis AG, ADR-CH 38,370 4,277,488
9,370,721
Professional Services 1 .4%
Automatic Data Processing,
Inc. 38,370 10,076,729
Semiconductors & Semiconductor Equipment 26 .9%
Advanced Micro Devices, Inc.* 38,370 5,543,698
Analog Devices, Inc. 38,370 8,878,051
Applied Materials, Inc. 38,370 8,142,114
ASML Holding NV
(Registered), ADR-NL 38,370 35,941,179
Broadcom, Inc. 38,370 6,165,292
FormFactor, Inc.*(a) 38,370 2,055,097
Intel Corp. 38,370 1,179,494
KLA Corp. 38,370 31,581,196
Lam Research Corp. 38,370 35,347,979
Microchip Technology, Inc. 38,370 3,406,489
Micron Technology, Inc. 38,370 4,213,793
NVIDIA Corp. 38,370 4,490,057
NXP Semiconductors NV 38,370 10,097,449
ON Semiconductor Corp.* 38,370 3,002,452
QUALCOMM, Inc. 38,370 6,943,051
Synaptics, Inc.*(a) 38,370 3,350,468

102 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 38,370 6,361,746
Teradyne, Inc. 38,370 5,032,609
Texas Instruments, Inc. 38,370 7,820,190
189,552,404
Software 23 .3%
Adeia, Inc. 38,370 450,848
Adobe, Inc.* 38,370 21,166,811
Check Point Software
Technologies Ltd.* 38,370 7,038,977
Gen Digital, Inc. 38,370 997,236
InterDigital, Inc.(a) 38,370 4,710,301
Intuit, Inc. 38,370 24,838,820
LiveRamp Holdings, Inc.* 38,370 1,161,844
Microsoft Corp. 38,370 16,052,089
Open Text Corp. 38,370 1,209,806
Oracle Corp. 38,370 5,350,696
Progress Software Corp. 38,370 2,240,808
PTC, Inc.* 38,370 6,824,105
Salesforce, Inc. 38,370 9,930,156
SAP SE, ADR-DE(a) 38,370 8,119,092
ServiceNow, Inc.* 38,370 31,248,144
Synopsys, Inc.* 38,370 21,422,738
Teradata Corp.* 38,370 1,243,955
164,006,426
Technology Hardware, Storage & Peripherals 3 .1%
Apple, Inc. 38,370 8,521,210
HP, Inc. 38,370 1,384,773
NetApp, Inc. 38,370 4,872,223
Seagate Technology Holdings
plc 38,370 3,920,263
Western Digital Corp.* 38,370 2,572,708
Xerox Holdings Corp.(a) 38,370 413,053
21,684,230
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 38,370 813,444
Total Common Stocks
(cost $226,576,010) 701,625,571
Repurchase Agreements 2 .2%
Principal
Amount ($)
CF Secured, LLC,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,170,021,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
8/15/2024 - 8/15/2053;
total market value
$3,233,422.(b) 3,169,550 3,169,550
Repurchase Agreements
Principal
Amount ($) Value ($)
HSBC Securities, Inc.,
5.32%, dated 7/31/2024,
due 8/1/2024, repurchase
price $3,000,444,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/15/2025 - 2/15/2045;
total market value
$3,060,452.(b) 3,000,000 3,000,000
Santander US Capital
Markets,
5.34%, dated 7/31/2024,
due 8/1/2024, repurchase
price $4,000,594,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.25%, maturing
8/15/2024 - 2/15/2053;
total market value
$4,080,605.(b) 4,000,000 4,000,000
Societe Generale,
5.33%, dated 7/31/2024,
due 8/1/2024, repurchase
price $5,000,741,
collateralized by U.S.
Government Treasury
Securities, 4.13%,
maturing 7/31/2031; total
market value $5,100,003.
(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,169,550) 15,169,550
Total Investments
(cost $241,745,560) — 101.8% 716,795,121
Liabilities in excess of other assets — (1.8)% (12,777,897)
NET ASSETS — 100.0%
$ 704,017,224

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 103
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2024. The total value of securities on loan as of
July 31, 2024 was $25,777,835, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $15,169,550 and by $10,986,622 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 7.63%, and maturity dates ranging
from 11/15/2024 – 2/15/2052, a total value of $26,156,172.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2024 was $15,169,550.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom
Futures contracts outstanding as of July 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 7 9/2024 USD 2,730,735 (112,604)
Net contracts (112,604)
As of July 31, 2024, the Fund had $174,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

104 - Statement of Investments - July 31, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2024 (Unaudited) - Statement of Investments - 105
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
July 31, 2024
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 701,625,571 $ – $ – $ 701,625,571
Repurchase Agreements – 15,169,550 – 15,169,550
Total Assets $ 701,625,571 $ 15,169,550 $ – $ 716,795,121
Liabilities:
Futures Contracts $ (112,604) $ – $ – $ (112,604)
Total Liabilities $ (112,604) $ – $ – $ (112,604)
Total $ 701,512,967 $ 15,169,550 $ – $ 716,682,517
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (112,604)
Total $ (112,604)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.